John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.7%
Communication services – 10.6%
Diversified telecommunication services – 1.4%
AT&T, Inc.	1,476,336	$44,688,691
Lumen Technologies, Inc.	208,597	2,784,770
Verizon Communications, Inc.	858,032	49,894,561
		97,368,022
Entertainment – 2.0%
Activision Blizzard, Inc.	160,872	14,961,096
Electronic Arts, Inc.	60,072	8,131,947
Live Nation Entertainment, Inc. (A)	30,014	2,540,685
Netflix, Inc. (A)	91,957	47,970,289
Take-Two Interactive Software, Inc. (A)	24,146	4,266,598
The Walt Disney Company (A)	376,832	69,533,041
		147,403,656
Interactive media and services – 5.7%
Alphabet, Inc., Class A (A)	62,420	128,742,498
Alphabet, Inc., Class C (A)	59,842	123,790,956
Facebook, Inc., Class A (A)	499,325	147,066,192
Twitter, Inc. (A)	164,632	10,475,534
		410,075,180
Media – 1.3%
Charter Communications, Inc., Class A (A)	29,378	18,126,814
Comcast Corp., Class A	946,901	51,236,813
Discovery, Inc., Series A (A)(B)	33,828	1,470,165
Discovery, Inc., Series C (A)	60,255	2,222,807
DISH Network Corp., Class A (A)	52,099	1,885,984
Fox Corp., Class A	68,021	2,456,238
Fox Corp., Class B	33,080	1,155,484
News Corp., Class A	82,154	2,089,176
News Corp., Class B	25,708	603,110
Omnicom Group, Inc.	45,376	3,364,630
The Interpublic Group of Companies, Inc.	82,343	2,404,416
ViacomCBS, Inc., Class B	117,803	5,312,915
		92,328,552
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	121,506	15,223,487
		762,398,897
Consumer discretionary – 12.0%
Auto components – 0.1%
Aptiv PLC (A)	55,969	7,718,125
BorgWarner, Inc.	47,404	2,197,649
		9,915,774
Automobiles – 1.8%
Ford Motor Company (A)	810,845	9,932,851
General Motors Company (A)	262,151	15,063,196
Tesla, Inc. (A)	159,392	106,462,691
		131,458,738
Distributors – 0.1%
Genuine Parts Company	30,465	3,521,449
LKQ Corp. (A)	59,119	2,502,507
Pool Corp.	8,463	2,921,766
		8,945,722
Hotels, restaurants and leisure – 1.8%
Caesars Entertainment, Inc. (A)	43,249	3,782,125
Carnival Corp. (A)	165,435	4,390,645
Chipotle Mexican Grill, Inc. (A)	5,813	8,259,227
Darden Restaurants, Inc.	27,470	3,900,740
Domino's Pizza, Inc.	7,732	2,843,752
Hilton Worldwide Holdings, Inc. (A)	57,320	6,931,134
Las Vegas Sands Corp. (A)	67,110	4,077,604
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A (A)	55,166	$8,170,636
McDonald's Corp.	155,101	34,764,338
MGM Resorts International	86,461	3,284,653
Norwegian Cruise Line Holdings, Ltd. (A)(B)	75,206	2,074,934
Penn National Gaming, Inc. (A)	30,865	3,235,887
Royal Caribbean Cruises, Ltd. (A)	45,409	3,887,464
Starbucks Corp.	244,224	26,686,356
Wynn Resorts, Ltd. (A)	21,994	2,757,388
Yum! Brands, Inc.	62,442	6,754,976
		125,801,859
Household durables – 0.4%
D.R. Horton, Inc.	68,073	6,066,666
Garmin, Ltd.	31,500	4,153,275
Leggett & Platt, Inc.	27,959	1,276,328
Lennar Corp., A Shares	55,918	5,660,579
Mohawk Industries, Inc. (A)	12,629	2,428,683
Newell Brands, Inc.	79,746	2,135,598
NVR, Inc. (A)	735	3,462,534
PulteGroup, Inc.	56,633	2,969,835
Whirlpool Corp.	13,155	2,898,704
		31,052,202
Internet and direct marketing retail – 4.4%
Amazon.com, Inc. (A)	88,852	274,915,196
Booking Holdings, Inc. (A)	8,521	19,852,567
eBay, Inc.	132,594	8,120,057
Etsy, Inc. (A)	26,198	5,283,351
Expedia Group, Inc. (A)	28,658	4,932,615
		313,103,786
Leisure products – 0.0%
Hasbro, Inc.	26,911	2,586,685
Multiline retail – 0.5%
Dollar General Corp.	50,979	10,329,365
Dollar Tree, Inc. (A)	48,896	5,596,636
Target Corp.	104,195	20,637,904
		36,563,905
Specialty retail – 2.2%
Advance Auto Parts, Inc.	13,797	2,531,612
AutoZone, Inc. (A)	4,588	6,442,928
Best Buy Company, Inc.	47,394	5,441,305
CarMax, Inc. (A)	32,853	4,358,279
L Brands, Inc. (A)	49,295	3,049,389
Lowe's Companies, Inc.	151,293	28,772,903
O'Reilly Automotive, Inc. (A)	14,530	7,370,343
Ross Stores, Inc.	73,944	8,866,625
The Gap, Inc.	43,392	1,292,214
The Home Depot, Inc.	223,381	68,187,050
The TJX Companies, Inc.	249,656	16,514,744
Tractor Supply Company	24,544	4,346,252
Ulta Beauty, Inc. (A)	11,894	3,677,268
		160,850,912
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc.	73,524	1,446,217
NIKE, Inc., Class B	263,591	35,028,608
PVH Corp. (A)	14,980	1,583,386
Ralph Lauren Corp. (A)	10,171	1,252,660
Tapestry, Inc. (A)	58,336	2,404,027
Under Armour, Inc., Class A (A)	39,815	882,300
Under Armour, Inc., Class C (A)	41,065	758,060
VF Corp.	65,973	5,272,562
		48,627,820
		868,907,403

1

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.9%
Beverages – 1.4%
Brown-Forman Corp., Class B	38,545	$2,658,449
Constellation Brands, Inc., Class A	35,482	8,089,896
Molson Coors Beverage Company, Class B (A)	39,713	2,031,320
Monster Beverage Corp. (A)	76,518	6,970,025
PepsiCo, Inc.	286,324	40,500,530
The Coca-Cola Company	805,444	42,454,953
		102,705,173
Food and staples retailing – 1.3%
Costco Wholesale Corp.	91,846	32,373,878
Sysco Corp.	105,637	8,317,857
The Kroger Company	160,095	5,761,819
Walgreens Boots Alliance, Inc.	148,678	8,162,422
Walmart, Inc.	287,090	38,995,435
		93,611,411
Food products – 0.9%
Archer-Daniels-Midland Company	114,706	6,538,242
Campbell Soup Company	42,753	2,149,193
Conagra Brands, Inc.	99,512	3,741,651
General Mills, Inc.	126,813	7,776,173
Hormel Foods Corp.	59,256	2,831,252
Kellogg Company	53,588	3,392,120
Lamb Weston Holdings, Inc.	30,687	2,377,629
McCormick & Company, Inc.	52,348	4,667,348
Mondelez International, Inc., Class A	293,175	17,159,533
The Hershey Company	30,266	4,786,871
The J.M. Smucker Company	22,403	2,834,652
The Kraft Heinz Company	133,071	5,322,840
Tyson Foods, Inc., Class A	60,152	4,469,294
		68,046,798
Household products – 1.4%
Church & Dwight Company, Inc.	49,678	4,339,373
Colgate-Palmolive Company	175,659	13,847,199
Kimberly-Clark Corp.	70,812	9,846,409
The Clorox Company	26,017	5,018,159
The Procter & Gamble Company	511,221	69,234,660
		102,285,800
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,854	13,918,336
Tobacco – 0.7%
Altria Group, Inc.	386,804	19,788,893
Philip Morris International, Inc.	321,906	28,565,938
		48,354,831
		428,922,349
Energy – 2.7%
Energy equipment and services – 0.2%
Baker Hughes Company	153,365	3,314,218
Halliburton Company	185,514	3,981,130
NOV, Inc. (A)	81,997	1,124,999
Schlumberger NV	287,462	7,816,092
		16,236,439
Oil, gas and consumable fuels – 2.5%
APA Corp.	79,711	1,426,827
Cabot Oil & Gas Corp.	84,171	1,580,731
Chevron Corp.	400,967	42,017,332
ConocoPhillips	282,672	14,973,136
Devon Energy Corp.	122,048	2,666,749
Diamondback Energy, Inc.	37,272	2,739,119
EOG Resources, Inc.	120,497	8,739,647
Exxon Mobil Corp.	880,280	49,146,032
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	55,437	$3,922,722
HollyFrontier Corp.	31,477	1,126,247
Kinder Morgan, Inc.	402,209	6,696,780
Marathon Oil Corp.	166,711	1,780,473
Marathon Petroleum Corp.	134,300	7,183,707
Occidental Petroleum Corp.	176,783	4,705,963
ONEOK, Inc.	89,644	4,541,365
Phillips 66	90,294	7,362,573
Pioneer Natural Resources Company	42,463	6,743,974
The Williams Companies, Inc.	250,317	5,930,010
Valero Energy Corp.	83,463	5,975,951
		179,259,338
		195,495,777
Financials – 10.9%
Banks – 4.3%
Bank of America Corp.	1,575,766	60,966,387
Citigroup, Inc.	433,233	31,517,701
Citizens Financial Group, Inc.	86,473	3,817,783
Comerica, Inc.	29,362	2,106,430
Fifth Third Bancorp	145,653	5,454,705
First Republic Bank	36,347	6,060,862
Huntington Bancshares, Inc.	214,834	3,377,190
JPMorgan Chase & Co.	633,220	96,395,081
KeyCorp	197,883	3,953,702
M&T Bank Corp.	27,090	4,107,115
People's United Financial, Inc.	89,701	1,605,648
Regions Financial Corp.	192,883	3,984,963
SVB Financial Group (A)	10,931	5,396,197
The PNC Financial Services Group, Inc.	88,019	15,439,413
Truist Financial Corp.	279,836	16,320,036
U.S. Bancorp	285,014	15,764,124
Wells Fargo & Company	859,895	33,596,098
Zions Bancorp NA	34,628	1,903,155
		311,766,590
Capital markets – 2.8%
Ameriprise Financial, Inc.	24,564	5,709,902
BlackRock, Inc.	29,584	22,305,153
Cboe Global Markets, Inc.	22,967	2,266,613
CME Group, Inc.	74,746	15,265,376
Franklin Resources, Inc.	56,488	1,672,045
Intercontinental Exchange, Inc.	116,886	13,053,828
Invesco, Ltd.	79,512	2,005,293
MarketAxess Holdings, Inc.	7,788	3,877,801
Moody's Corp.	33,592	10,030,907
Morgan Stanley	311,352	24,179,596
MSCI, Inc.	17,229	7,223,775
Nasdaq, Inc.	24,281	3,580,476
Northern Trust Corp.	43,945	4,619,059
Raymond James Financial, Inc.	25,779	3,159,474
S&P Global, Inc.	50,115	17,684,080
State Street Corp.	72,595	6,098,706
T. Rowe Price Group, Inc.	47,073	8,077,727
The Bank of New York Mellon Corp.	168,904	7,987,470
The Charles Schwab Corp.	310,276	20,223,790
The Goldman Sachs Group, Inc.	71,647	23,428,569
		202,449,640
Consumer finance – 0.6%
American Express Company	135,738	19,198,783
Capital One Financial Corp.	95,047	12,092,830
Discover Financial Services	63,208	6,004,128
Synchrony Financial	110,714	4,501,631
		41,797,372

2

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	395,716	$101,093,567
Insurance – 1.8%
Aflac, Inc.	132,092	6,760,469
American International Group, Inc.	178,533	8,250,010
Aon PLC, Class A	46,673	10,739,924
Arthur J. Gallagher & Company	40,441	5,045,824
Assurant, Inc.	11,085	1,571,520
Chubb, Ltd.	93,942	14,840,018
Cincinnati Financial Corp.	31,591	3,256,716
Everest Re Group, Ltd.	8,441	2,091,764
Globe Life, Inc.	19,308	1,865,732
Lincoln National Corp.	38,361	2,388,739
Loews Corp.	47,418	2,431,595
Marsh & McLennan Companies, Inc.	105,568	12,858,182
MetLife, Inc.	155,891	9,476,614
Principal Financial Group, Inc.	50,440	3,024,382
Prudential Financial, Inc.	81,754	7,447,789
The Allstate Corp.	63,254	7,267,885
The Hartford Financial Services Group, Inc.	71,995	4,808,546
The Progressive Corp.	121,880	11,652,947
The Travelers Companies, Inc.	52,525	7,899,760
Unum Group	42,987	1,196,328
W.R. Berkley Corp.	29,696	2,237,594
Willis Towers Watson PLC	26,600	6,088,208
		133,200,546
		790,307,715
Health care – 12.6%
Biotechnology – 1.8%
AbbVie, Inc.	367,530	39,774,097
Alexion Pharmaceuticals, Inc. (A)	45,465	6,952,053
Amgen, Inc.	119,871	29,825,104
Biogen, Inc. (A)	31,224	8,734,914
Gilead Sciences, Inc.	261,008	16,868,947
Incyte Corp. (A)	39,257	3,190,416
Regeneron Pharmaceuticals, Inc. (A)	21,811	10,319,657
Vertex Pharmaceuticals, Inc. (A)	54,128	11,631,566
		127,296,754
Health care equipment and supplies – 3.5%
Abbott Laboratories	367,222	44,007,884
ABIOMED, Inc. (A)	9,513	3,032,078
Align Technology, Inc. (A)	14,890	8,063,382
Baxter International, Inc.	104,277	8,794,722
Becton, Dickinson and Company	60,362	14,677,020
Boston Scientific Corp. (A)	292,552	11,307,135
Danaher Corp.	131,642	29,629,981
Dentsply Sirona, Inc.	46,141	2,944,257
DexCom, Inc. (A)	19,851	7,134,251
Edwards Lifesciences Corp. (A)	129,668	10,845,432
Hologic, Inc. (A)	52,931	3,937,008
IDEXX Laboratories, Inc. (A)	17,685	8,653,447
Intuitive Surgical, Inc. (A)	24,473	18,084,079
Medtronic PLC	280,237	33,104,397
ResMed, Inc.	29,984	5,817,496
STERIS PLC	17,961	3,421,211
Stryker Corp.	68,049	16,575,375
Teleflex, Inc.	9,823	4,081,064
The Cooper Companies, Inc.	9,999	3,840,516
Varian Medical Systems, Inc. (A)	19,245	3,397,320
West Pharmaceutical Services, Inc.	15,594	4,394,077
Zimmer Biomet Holdings, Inc.	42,853	6,859,908
		252,602,040
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 2.6%
AmerisourceBergen Corp.	31,039	$3,664,775
Anthem, Inc.	50,822	18,242,557
Cardinal Health, Inc.	61,757	3,751,738
Centene Corp. (A)	120,248	7,685,050
Cigna Corp.	73,047	17,658,382
CVS Health Corp.	272,382	20,491,298
DaVita, Inc. (A)	14,743	1,588,853
HCA Healthcare, Inc.	54,879	10,335,911
Henry Schein, Inc. (A)	30,149	2,087,517
Humana, Inc.	26,732	11,207,391
Laboratory Corp. of America Holdings (A)	19,927	5,081,983
McKesson Corp.	33,385	6,511,410
Quest Diagnostics, Inc.	28,362	3,639,979
UnitedHealth Group, Inc.	196,238	73,014,273
Universal Health Services, Inc., Class B	16,409	2,188,797
		187,149,914
Health care technology – 0.1%
Cerner Corp.	64,490	4,635,541
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	63,653	8,092,842
Bio-Rad Laboratories, Inc., Class A (A)	4,517	2,579,975
Illumina, Inc. (A)	30,376	11,666,207
IQVIA Holdings, Inc. (A)	39,650	7,658,001
Mettler-Toledo International, Inc. (A)	4,753	5,492,995
PerkinElmer, Inc.	23,613	3,029,312
Thermo Fisher Scientific, Inc.	81,729	37,299,481
Waters Corp. (A)	13,077	3,716,091
		79,534,904
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Company	465,046	29,358,354
Catalent, Inc. (A)	34,663	3,650,361
Eli Lilly & Company	165,283	30,878,170
Johnson & Johnson	545,691	89,684,316
Merck & Company, Inc.	524,216	40,411,811
Perrigo Company PLC	28,821	1,166,386
Pfizer, Inc.	1,157,117	41,922,349
Viatris, Inc. (A)	247,514	3,457,771
Zoetis, Inc.	98,949	15,582,489
		256,112,007
		907,331,160
Industrials – 8.6%
Aerospace and defense – 1.6%
General Dynamics Corp.	48,236	8,757,728
Howmet Aerospace, Inc. (A)	82,893	2,663,352
Huntington Ingalls Industries, Inc.	8,551	1,760,223
L3Harris Technologies, Inc.	42,594	8,632,952
Lockheed Martin Corp.	51,285	18,949,808
Northrop Grumman Corp.	32,274	10,445,157
Raytheon Technologies Corp.	316,075	24,423,115
Teledyne Technologies, Inc. (A)	7,785	3,220,265
Textron, Inc.	44,378	2,488,718
The Boeing Company (A)	113,847	28,999,108
TransDigm Group, Inc. (A)	11,232	6,603,517
		116,943,943
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	28,472	2,717,083
Expeditors International of Washington, Inc.	35,406	3,812,872
FedEx Corp.	50,312	14,290,620
United Parcel Service, Inc., Class B	149,862	25,475,041
		46,295,616

3

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines – 0.3%
Alaska Air Group, Inc. (A)	26,110	$1,807,073
American Airlines Group, Inc. (A)	135,186	3,230,945
Delta Air Lines, Inc. (A)	131,545	6,350,993
Southwest Airlines Company (A)	121,733	7,433,017
United Airlines Holdings, Inc. (A)	65,955	3,795,051
		22,617,079
Building products – 0.5%
A.O. Smith Corp.	28,588	1,932,835
Allegion PLC	17,768	2,232,016
Carrier Global Corp.	168,529	7,115,294
Fortune Brands Home & Security, Inc.	29,174	2,795,453
Johnson Controls International PLC	150,495	8,980,037
Masco Corp.	51,557	3,088,264
Trane Technologies PLC	49,610	8,213,432
		34,357,331
Commercial services and supplies – 0.4%
Cintas Corp.	18,360	6,266,452
Copart, Inc. (A)	43,630	4,738,654
Republic Services, Inc.	44,391	4,410,246
Rollins, Inc.	46,720	1,608,102
Waste Management, Inc.	80,776	10,421,720
		27,445,174
Construction and engineering – 0.0%
Quanta Services, Inc.	29,147	2,564,353
Electrical equipment – 0.6%
AMETEK, Inc.	47,383	6,052,231
Eaton Corp. PLC	82,979	11,474,336
Emerson Electric Company	124,414	11,224,631
Generac Holdings, Inc. (A)	13,024	4,264,709
Rockwell Automation, Inc.	23,962	6,360,473
		39,376,380
Industrial conglomerates – 1.2%
3M Company	120,021	23,125,646
General Electric Company	1,822,944	23,935,255
Honeywell International, Inc.	144,293	31,321,682
Roper Technologies, Inc.	21,805	8,794,829
		87,177,412
Machinery – 1.8%
Caterpillar, Inc.	113,175	26,241,887
Cummins, Inc.	30,604	7,929,802
Deere & Company	65,279	24,423,485
Dover Corp.	29,330	4,022,023
Fortive Corp.	69,301	4,895,423
IDEX Corp.	15,946	3,337,817
Illinois Tool Works, Inc.	60,045	13,301,168
Ingersoll Rand, Inc. (A)	78,385	3,857,326
Otis Worldwide Corp.	83,983	5,748,636
PACCAR, Inc.	71,607	6,653,722
Parker-Hannifin Corp.	26,674	8,413,780
Pentair PLC	35,036	2,183,444
Snap-on, Inc.	11,502	2,653,971
Stanley Black & Decker, Inc.	32,999	6,588,910
Wabtec Corp.	37,776	2,990,348
Xylem, Inc.	38,003	3,997,156
		127,238,898
Professional services – 0.4%
Equifax, Inc.	24,978	4,524,265
IHS Markit, Ltd.	77,293	7,480,417
Jacobs Engineering Group, Inc.	26,277	3,396,828
Leidos Holdings, Inc.	28,226	2,717,599
Nielsen Holdings PLC	75,338	1,894,751
Robert Half International, Inc.	24,208	1,889,919
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verisk Analytics, Inc.	33,630	$5,942,085
		27,845,864
Road and rail – 1.0%
CSX Corp.	159,281	15,357,874
JB Hunt Transport Services, Inc.	17,602	2,958,368
Kansas City Southern	18,312	4,832,903
Norfolk Southern Corp.	52,092	13,987,744
Old Dominion Freight Line, Inc.	19,653	4,724,778
Union Pacific Corp.	138,972	30,630,819
		72,492,486
Trading companies and distributors – 0.2%
Fastenal Company	118,516	5,958,984
United Rentals, Inc. (A)	15,222	5,012,757
W.W. Grainger, Inc.	9,184	3,682,141
		14,653,882
		619,008,418
Information technology – 25.8%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	11,106	3,352,790
Cisco Systems, Inc.	875,489	45,271,536
F5 Networks, Inc. (A)	12,918	2,694,953
Juniper Networks, Inc.	70,058	1,774,569
Motorola Solutions, Inc.	35,078	6,596,418
		59,690,266
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	124,040	8,182,919
CDW Corp.	28,823	4,777,412
Corning, Inc.	160,696	6,991,883
FLIR Systems, Inc.	27,690	1,563,654
IPG Photonics Corp. (A)	7,535	1,589,433
Keysight Technologies, Inc. (A)	38,474	5,517,172
TE Connectivity, Ltd.	68,576	8,853,847
Trimble, Inc. (A)	51,229	3,985,104
Zebra Technologies Corp., Class A (A)	10,921	5,298,651
		46,760,075
IT services – 5.0%
Accenture PLC, Class A	131,905	36,438,756
Akamai Technologies, Inc. (A)	34,360	3,501,284
Automatic Data Processing, Inc.	88,128	16,609,484
Broadridge Financial Solutions, Inc.	24,320	3,723,392
Cognizant Technology Solutions Corp., Class A	108,530	8,478,364
DXC Technology Company (A)	53,680	1,678,037
Fidelity National Information Services, Inc.	129,121	18,155,704
Fiserv, Inc. (A)	119,415	14,215,162
FleetCor Technologies, Inc. (A)	17,287	4,643,807
Gartner, Inc. (A)	17,709	3,232,778
Global Payments, Inc.	61,193	12,335,285
IBM Corp.	185,426	24,709,869
Jack Henry & Associates, Inc.	15,371	2,332,088
Mastercard, Inc., Class A	181,953	64,784,366
Paychex, Inc.	66,285	6,497,256
PayPal Holdings, Inc. (A)	243,074	59,028,090
The Western Union Company	86,795	2,140,365
VeriSign, Inc. (A)	20,742	4,122,680
Visa, Inc., Class A	351,979	74,524,514
		361,151,281
Semiconductors and semiconductor equipment – 5.4%
Advanced Micro Devices, Inc. (A)	250,317	19,649,885
Analog Devices, Inc.	76,878	11,922,240
Applied Materials, Inc.	190,083	25,395,089

4

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	84,730	$39,285,912
Enphase Energy, Inc. (A)	26,769	4,340,861
Intel Corp.	843,347	53,974,208
KLA Corp.	32,133	10,616,743
Lam Research Corp.	29,597	17,617,318
Maxim Integrated Products, Inc.	56,380	5,151,441
Microchip Technology, Inc.	55,828	8,665,622
Micron Technology, Inc. (A)	231,692	20,437,551
Monolithic Power Systems, Inc.	8,697	3,071,867
NVIDIA Corp.	128,862	68,803,288
NXP Semiconductors NV	57,438	11,564,567
Qorvo, Inc. (A)	23,309	4,258,554
QUALCOMM, Inc.	235,434	31,216,194
Skyworks Solutions, Inc.	34,395	6,310,795
Teradyne, Inc.	35,062	4,266,344
Texas Instruments, Inc.	191,180	36,131,108
Xilinx, Inc.	50,740	6,286,686
		388,966,273
Software – 8.0%
Adobe, Inc. (A)	99,421	47,261,761
ANSYS, Inc. (A)	17,740	6,023,794
Autodesk, Inc. (A)	45,755	12,680,998
Cadence Design Systems, Inc. (A)	57,841	7,923,639
Citrix Systems, Inc.	25,084	3,520,790
Fortinet, Inc. (A)	28,366	5,231,258
Intuit, Inc.	56,819	21,765,086
Microsoft Corp.	1,565,667	369,137,309
NortonLifeLock, Inc.	124,806	2,653,376
Oracle Corp.	385,225	27,031,238
Paycom Software, Inc. (A)	10,034	3,713,182
salesforce.com, Inc. (A)	190,467	40,354,243
ServiceNow, Inc. (A)	40,504	20,256,455
Synopsys, Inc. (A)	32,049	7,941,101
Tyler Technologies, Inc. (A)	8,498	3,607,656
		579,101,886
Technology hardware, storage and peripherals – 5.9%
Apple, Inc.	3,275,837	400,143,490
Hewlett Packard Enterprise Company	271,657	4,275,881
HP, Inc.	260,023	8,255,730
NetApp, Inc.	46,883	3,406,988
Seagate Technology PLC	41,677	3,198,710
Western Digital Corp.	63,887	4,264,457
		423,545,256
		1,859,215,037
Materials – 2.6%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	46,023	12,948,111
Albemarle Corp.	24,100	3,521,251
Celanese Corp.	23,983	3,592,893
CF Industries Holdings, Inc.	45,166	2,049,633
Corteva, Inc.	154,765	7,215,144
Dow, Inc.	154,100	9,853,154
DuPont de Nemours, Inc.	112,723	8,711,233
Eastman Chemical Company	28,583	3,147,560
Ecolab, Inc.	51,678	11,062,709
FMC Corp.	27,361	3,026,400
International Flavors & Fragrances, Inc.	51,188	7,146,357
Linde PLC	108,402	30,367,736
LyondellBasell Industries NV, Class A	52,830	5,496,962
PPG Industries, Inc.	48,926	7,351,621
The Mosaic Company	72,850	2,302,789
The Sherwin-Williams Company	16,688	12,315,911
		130,109,464
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,150	$4,416,033
Vulcan Materials Company	27,028	4,560,975
		8,977,008
Containers and packaging – 0.3%
Amcor PLC	319,858	3,735,941
Avery Dennison Corp.	17,625	3,236,831
Ball Corp.	67,530	5,722,492
International Paper Company	80,384	4,346,363
Packaging Corp. of America	20,027	2,693,231
Sealed Air Corp.	32,875	1,506,333
Westrock Company	54,829	2,853,849
		24,095,040
Metals and mining – 0.4%
Freeport-McMoRan, Inc. (A)	301,362	9,923,851
Newmont Corp.	167,196	10,076,903
Nucor Corp.	60,772	4,878,168
		24,878,922
		188,060,434
Real estate – 2.4%
Equity real estate investment trusts – 2.3%
Alexandria Real Estate Equities, Inc.	25,719	4,225,632
American Tower Corp.	92,576	22,131,219
AvalonBay Communities, Inc.	28,919	5,335,845
Boston Properties, Inc.	29,909	3,028,585
Crown Castle International Corp.	89,878	15,470,700
Digital Realty Trust, Inc.	58,298	8,210,690
Duke Realty Corp.	78,255	3,281,232
Equinix, Inc.	18,513	12,581,250
Equity Residential	70,120	5,022,696
Essex Property Trust, Inc.	13,232	3,596,987
Extra Space Storage, Inc.	27,257	3,612,915
Federal Realty Investment Trust	14,536	1,474,677
Healthpeak Properties, Inc.	109,414	3,472,800
Host Hotels & Resorts, Inc. (A)	148,936	2,509,572
Iron Mountain, Inc.	60,850	2,252,059
Kimco Realty Corp.	91,336	1,712,550
Mid-America Apartment Communities, Inc.	24,151	3,486,438
Prologis, Inc.	154,035	16,327,710
Public Storage	31,542	7,783,304
Realty Income Corp.	77,177	4,900,740
Regency Centers Corp.	33,314	1,889,237
SBA Communications Corp.	22,363	6,206,851
Simon Property Group, Inc.	68,047	7,741,707
UDR, Inc.	62,311	2,732,960
Ventas, Inc.	78,788	4,202,552
Vornado Realty Trust	33,101	1,502,454
Welltower, Inc.	86,175	6,172,715
Weyerhaeuser Company	153,772	5,474,283
		166,340,360
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	68,835	5,445,537
		171,785,897
Utilities – 2.6%
Electric utilities – 1.6%
Alliant Energy Corp.	52,719	2,855,261
American Electric Power Company, Inc.	103,212	8,742,056
Duke Energy Corp.	159,317	15,378,870
Edison International	77,804	4,559,314
Entergy Corp.	40,990	4,077,275
Evergy, Inc.	47,901	2,851,547
Eversource Energy	70,847	6,134,642
Exelon Corp.	202,740	8,867,848

5

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	114,481	$3,971,346
NextEra Energy, Inc.	408,117	30,857,726
NRG Energy, Inc.	51,556	1,945,208
Pinnacle West Capital Corp.	23,769	1,933,608
PPL Corp.	157,606	4,545,357
The Southern Company	219,931	13,670,911
Xcel Energy, Inc.	112,306	7,469,472
		117,860,441
Gas utilities – 0.0%
Atmos Energy Corp.	26,050	2,575,043
Independent power and renewable electricity producers – 0.1%
The AES Corp.	140,460	3,765,733
Multi-utilities – 0.8%
Ameren Corp.	52,178	4,245,202
CenterPoint Energy, Inc.	115,054	2,605,973
CMS Energy Corp.	60,456	3,701,116
Consolidated Edison, Inc.	70,638	5,283,722
Dominion Energy, Inc.	166,972	12,683,193
DTE Energy Company	40,684	5,416,668
NiSource, Inc.	80,885	1,950,137
Public Service Enterprise Group, Inc.	104,537	6,294,173
Sempra Energy	62,789	8,324,566
WEC Energy Group, Inc.	65,208	6,102,817
		56,607,567
Water utilities – 0.1%
American Water Works Company, Inc.	37,404	5,607,608
		186,416,392
TOTAL COMMON STOCKS (Cost $2,795,173,335)		$6,977,849,479
SHORT-TERM INVESTMENTS – 3.2%
U.S. Government – 0.4%
U.S. Treasury Bill 0.020%, 05/20/2021 *	$30,000,000	29,999,387
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency – 2.2%
Federal Home Loan Bank Discount Note
0.010%, 04/29/2021 *	$9,000,000	$9,000,000
0.010%, 06/18/2021 *	6,000,000	5,999,740
0.020%, 04/16/2021 *	52,500,000	52,500,000
0.030%, 05/12/2021 *	30,000,000	29,999,658
0.040%, 05/07/2021 *	60,000,000	59,999,400
		157,498,798
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0470% (C)(D)	288,190	2,883,314
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $40,393,000 on 4-1-21, collateralized by $41,215,400 U.S. Treasury Notes, 0.125% due 3-31-23 (valued at $41,200,892)	$40,393,000	40,393,000
TOTAL SHORT-TERM INVESTMENTS (Cost $230,771,769)		$230,774,499
Total Investments (500 Index Trust) (Cost $3,025,945,104) – 99.9%		$7,208,623,978
Other assets and liabilities, net – 0.1%		7,362,017
TOTAL NET ASSETS – 100.0%		$7,215,985,995
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $2,778,256.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,241	Long	Jun 2021	$243,732,003	$246,177,170	$2,445,167
						$2,445,167
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.3%
U.S. Government – 9.1%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,509,297
1.625%, 11/15/2050	12,969,000	10,806,825
2.500%, 02/15/2045	12,428,000	12,687,240
2.750%, 11/15/2042	5,650,000	6,054,770
2.875%, 05/15/2049	3,000,000	3,294,375
3.000%, 02/15/2047	3,420,000	3,827,728
3.125%, 11/15/2041	3,886,000	4,425,638
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.250%, 03/15/2024	$615,000	$613,366
0.750%, 01/31/2026	513,000	508,551
1.125%, 02/15/2031	8,232,000	7,777,954
2.375%, 05/15/2027	6,000,000	6,412,734
2.875%, 08/15/2028	7,000,000	7,699,453
		65,617,931

6

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 22.2%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050		$301,220	$310,709
3.000%, 03/01/2043 to 01/01/2050		13,733,281	14,472,648
3.500%, 10/01/2046 to 11/01/2048		9,668,164	10,404,536
4.000%, 01/01/2041 to 08/01/2048		1,064,310	1,160,204
4.500%, 09/01/2023 to 10/01/2041		1,627,738	1,827,457
Federal National Mortgage Association
2.000%, TBA (A)		7,909,000	7,890,415
2.000%, 09/01/2050 to 10/01/2050		7,932,839	7,934,300
2.372%, (6 month LIBOR + 2.122%), 07/01/2033 (B)		17,279	17,947
2.500%, TBA (A)		7,163,000	7,349,629
2.500%, 09/01/2050		1,055,860	1,089,946
2.504%, (12 month LIBOR + 1.608%), 08/01/2034 (B)		222,886	231,151
3.000%, TBA (A)		26,250,000	27,343,079
3.000%, 01/01/2043 to 11/01/2049		12,617,306	13,300,628
3.500%, TBA (A)		25,000,000	26,410,148
3.500%, 06/01/2042 to 09/01/2049		9,007,527	9,715,328
4.000%, TBA (A)		16,000,000	17,171,248
4.000%, 10/01/2025 to 11/01/2045		4,751,650	5,223,317
4.500%, 05/01/2041		1,365,860	1,536,110
5.000%, 01/01/2022 to 02/01/2036		1,404,916	1,593,044
5.500%, 09/01/2034 to 01/01/2037		1,779,240	2,055,992
6.000%, 05/01/2035 to 02/01/2036		1,382,816	1,620,705
7.000%, 09/01/2031 to 06/01/2032		110,121	130,117
7.500%, 09/01/2029 to 08/01/2031		24,582	28,609
Government National Mortgage Association
4.000%, 02/15/2041		1,190,268	1,306,274
5.000%, 04/15/2035		198,557	224,037
5.500%, 03/15/2035		100,911	115,705
6.000%, 03/15/2033 to 06/15/2033		130,791	151,193
6.500%, 09/15/2028 to 08/15/2031		29,265	33,300
7.000%, 04/15/2029		29,212	33,456
8.000%, 10/15/2026		14,102	15,784
			160,697,016
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $224,947,217)			$226,314,947
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Republic of Argentina (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		1,219,000	419,714
Republic of Argentina, GDP-Linked Note 6.577%, 12/15/2035 (C)*	ARS	19,532,033	3,950
			423,664
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,357,771
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	618,556
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	474,046
9.375%, 04/01/2029		130,000	190,067
			664,113
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	459,015
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar (continued)
State of Qatar (continued)
5.103%, 04/23/2048 (D)		$255,000	$322,173
			781,188
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		689,000	785,460
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	163,555
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,620,771)			$4,794,307
CORPORATE BONDS – 47.8%
Communication services – 5.4%
Activision Blizzard, Inc. 3.400%, 09/15/2026		$49,000	53,560
ANGI Group LLC 3.875%, 08/15/2028 (D)		221,000	221,000
AT&T, Inc.
2.300%, 06/01/2027		322,000	329,087
3.100%, 02/01/2043		1,138,000	1,061,824
3.650%, 06/01/2051		147,000	142,177
4.350%, 06/15/2045		285,000	311,665
7.625%, 04/15/2031		451,000	627,678
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	335,869
Cable One, Inc. 4.000%, 11/15/2030 (D)		126,000	124,639
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	394,755
4.200%, 03/15/2028		671,000	739,634
4.800%, 03/01/2050		715,000	766,991
5.750%, 04/01/2048		720,000	875,331
6.484%, 10/23/2045		630,000	820,267
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)		351,000	361,969
Clear Channel Outdoor Holdings, Inc. 7.750%, 04/15/2028 (D)		95,000	93,955
Comcast Corp.
3.969%, 11/01/2047		633,000	706,856
3.999%, 11/01/2049		864,000	969,390
4.150%, 10/15/2028		1,309,000	1,498,062
Cox Communications, Inc. 1.800%, 10/01/2030 (D)		252,000	233,150
CSC Holdings LLC
5.375%, 02/01/2028 (D)		135,000	141,919
5.875%, 09/15/2022		215,000	227,020
7.500%, 04/01/2028 (D)		220,000	242,616
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	1,124,199
Fox Corp. 3.500%, 04/08/2030 (E)		400,000	425,559
Frontier Communications Corp. 5.875%, 10/15/2027 (D)		56,000	59,360
GCI LLC 4.750%, 10/15/2028 (D)		237,000	242,629
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)		400,000	403,000
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (D)		66,000	67,155
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)		432,000	457,181

7

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (D)	$385,000	$385,042
5.875%, 11/01/2024 (D)	212,000	218,229
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (D)	355,000	357,663
Lumen Technologies, Inc.
4.000%, 02/15/2027 (D)	150,000	153,215
4.500%, 01/15/2029 (D)	386,000	376,466
7.600%, 09/15/2039	1,000,000	1,145,000
Match Group Holdings II LLC 4.125%, 08/01/2030 (D)	234,000	234,658
MDC Partners, Inc. 7.500%, 05/01/2024 (D)	427,000	433,405
Meredith Corp. 6.875%, 02/01/2026	304,000	312,641
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	146,281
National CineMedia LLC 5.875%, 04/15/2028 (D)	180,000	167,400
Netflix, Inc.
4.375%, 11/15/2026 (E)	700,000	782,075
4.875%, 04/15/2028	621,000	702,506
4.875%, 06/15/2030 (D)	277,000	318,977
5.375%, 11/15/2029 (D)	120,000	141,906
5.875%, 11/15/2028	477,000	576,964
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	273,487
Playtika Holding Corp. 4.250%, 03/15/2029 (D)	57,000	56,156
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	237,589
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	383,000	401,786
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (F)	404,000	409,050
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	504,388
Sprint Corp. 7.875%, 09/15/2023	305,000	348,615
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	79,762
Telecom Argentina SA
6.500%, 06/15/2021 (D)	142,000	141,432
8.000%, 07/18/2026 (D)	249,000	219,528
Telecom Italia Capital SA 7.200%, 07/18/2036	397,000	501,027
Telecom Italia SpA 5.303%, 05/30/2024 (D)	270,000	292,430
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (D)	265,000	280,569
Telefonica Emisiones SA 5.213%, 03/08/2047	754,000	881,638
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	532,602
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	434,194
T-Mobile USA, Inc.
2.050%, 02/15/2028 (D)	544,000	533,403
2.550%, 02/15/2031 (D)	208,000	203,776
2.875%, 02/15/2031	59,000	57,024
3.375%, 04/15/2029	487,000	490,653
3.750%, 04/15/2027 (D)	300,000	327,948
3.875%, 04/15/2030 (D)	1,050,000	1,139,628
4.500%, 04/15/2050 (D)	696,000	781,531
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (D)	$480,000	$479,719
Townsquare Media, Inc. 6.875%, 02/01/2026 (D)	102,000	108,630
Twitter, Inc. 3.875%, 12/15/2027 (D)	239,000	250,589
Verizon Communications, Inc.
2.650%, 11/20/2040	741,000	677,163
3.000%, 03/22/2027	104,000	111,282
3.400%, 03/22/2041	159,000	161,414
4.272%, 01/15/2036	1,311,000	1,481,802
4.329%, 09/21/2028	768,000	879,259
4.400%, 11/01/2034	347,000	396,652
4.500%, 08/10/2033	403,000	468,093
4.522%, 09/15/2048	978,000	1,134,364
4.672%, 03/15/2055	397,000	472,629
4.862%, 08/21/2046	665,000	797,764
5.012%, 08/21/2054	335,000	416,786
ViacomCBS, Inc. 4.375%, 03/15/2043	642,000	692,760
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	558,000	672,934
		38,840,981
Consumer discretionary – 4.8%
Affinity Gaming 6.875%, 12/15/2027 (D)	159,000	167,546
Amazon.com, Inc.
3.150%, 08/22/2027	715,000	782,333
4.050%, 08/22/2047	440,000	514,970
Asbury Automotive Group, Inc. 4.750%, 03/01/2030	172,000	177,676
AutoNation, Inc. 4.750%, 06/01/2030	186,000	214,470
AutoZone, Inc. 3.125%, 04/21/2026	535,000	572,686
Bally's Corp. 6.750%, 06/01/2027 (D)	393,000	421,494
BMW US Capital LLC 2.950%, 04/14/2022 (D)	500,000	513,315
Booking Holdings, Inc. 4.625%, 04/13/2030	483,000	562,625
Brinker International, Inc. 3.875%, 05/15/2023	740,000	751,100
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)	116,000	122,415
CCM Merger, Inc. 6.375%, 05/01/2026 (D)	139,000	147,600
Century Communities, Inc. 6.750%, 06/01/2027	233,000	247,665
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	372,000	390,732
Connect Finco SARL 6.750%, 10/01/2026 (D)	400,000	425,896
Daimler Finance North America LLC 3.500%, 08/03/2025 (D)	240,000	259,579
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	56,000	59,850
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	128,710
Dollar General Corp. 3.500%, 04/03/2030	324,000	349,315
Dollar Tree, Inc. 4.200%, 05/15/2028	781,000	875,794

8

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
eBay, Inc.
2.700%, 03/11/2030	$544,000	$549,653
3.800%, 03/09/2022	520,000	535,107
Empire Communities Corp. 7.000%, 12/15/2025 (D)	45,000	47,419
Expedia Group, Inc.
2.950%, 03/15/2031 (D)	261,000	257,424
3.250%, 02/15/2030	479,000	482,088
3.800%, 02/15/2028	726,000	768,961
4.625%, 08/01/2027 (D)	409,000	455,113
5.000%, 02/15/2026	1,315,000	1,484,013
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	223,198
4.125%, 08/17/2027	346,000	357,245
4.134%, 08/04/2025	1,034,000	1,081,486
5.113%, 05/03/2029	602,000	646,217
5.875%, 08/02/2021	535,000	542,196
General Motors Company 5.400%, 04/01/2048	210,000	248,941
General Motors Financial Company, Inc.
3.600%, 06/21/2030	941,000	992,591
4.300%, 07/13/2025	460,000	505,822
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	44,000	43,725
Hanesbrands, Inc. 5.375%, 05/15/2025 (D)	125,000	132,266
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	259,000	251,385
4.000%, 05/01/2031 (D)	178,000	178,000
4.875%, 01/15/2030	307,000	325,666
5.750%, 05/01/2028 (D)	95,000	102,246
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	690,039
4.375%, 09/15/2028	86,000	92,187
5.750%, 04/23/2030	231,000	269,968
Hyundai Capital America
1.800%, 10/15/2025 (D)	201,000	200,796
2.375%, 10/15/2027 (D)	201,000	201,612
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	197,550
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	267,000	277,680
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	168,831
Laureate Education, Inc. 8.250%, 05/01/2025 (D)	139,000	145,255
Levi Strauss & Company
3.500%, 03/01/2031 (D)	64,000	61,760
5.000%, 05/01/2025	47,000	47,916
Life Time, Inc. 8.000%, 04/15/2026 (D)	119,000	122,570
Macy's Retail Holdings LLC 5.875%, 04/01/2029 (D)	71,000	72,807
Macy's, Inc. 8.375%, 06/15/2025 (D)	124,000	137,115
Magna International, Inc. 2.450%, 06/15/2030	147,000	147,905
Marriott International, Inc.
2.850%, 04/15/2031	425,000	417,115
3.125%, 06/15/2026	1,169,000	1,226,646
3.500%, 10/15/2032	407,000	422,342
4.625%, 06/15/2030	253,000	283,030
McDonald's Corp.
3.600%, 07/01/2030	500,000	545,379
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
McDonald's Corp. (continued)
4.200%, 04/01/2050	$500,000	$567,875
MDC Holdings, Inc.
2.500%, 01/15/2031	155,000	146,088
5.500%, 01/15/2024	670,000	738,675
MGM Resorts International 4.750%, 10/15/2028	342,000	353,242
Michaels Stores, Inc. 4.750%, 10/01/2027 (D)	84,000	91,350
Mohegan Gaming & Entertainment 8.000%, 02/01/2026 (D)	282,000	284,115
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	700,000	660,625
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	553,000	533,645
NIKE, Inc.
2.750%, 03/27/2027	500,000	532,800
2.850%, 03/27/2030	500,000	526,652
Nordstrom, Inc. 8.750%, 05/15/2025 (D)	51,000	57,720
Prosus NV 5.500%, 07/21/2025 (D)	290,000	328,614
QVC, Inc.
4.375%, 03/15/2023	315,000	329,963
5.450%, 08/15/2034	184,000	184,000
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	302,390
Service Corp. International 3.375%, 08/15/2030	148,000	144,455
Sotheby's 7.375%, 10/15/2027 (D)(E)	245,000	264,933
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	33,000	34,073
Target Corp. 2.250%, 04/15/2025	500,000	523,857
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	526,280
2.700%, 04/15/2030	500,000	521,230
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	445,371
4.500%, 04/15/2050	400,000	498,724
Travel + Leisure Company
4.625%, 03/01/2030 (D)	191,000	197,983
6.000%, 04/01/2027	700,000	775,250
6.600%, 10/01/2025	145,000	162,400
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(G)(H)	330,607	0
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	82,000	82,943
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	242,235
4.750%, 01/15/2030 (D)	241,000	254,809
5.350%, 11/01/2043	600,000	633,000
6.875%, 11/15/2037	292,000	353,320
		34,923,653
Consumer staples – 2.1%
7-Eleven, Inc.
1.300%, 02/10/2028 (D)	376,000	360,232
2.800%, 02/10/2051 (D)	460,000	411,988
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (D)	416,000	432,640
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	143,000	142,452
3.500%, 03/15/2029 (D)	359,000	341,639

9

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Albertsons Companies, Inc. (continued)
4.875%, 02/15/2030 (D)	$148,000	$152,144
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	819,908
4.600%, 04/15/2048	450,000	515,151
BRF SA 5.750%, 09/21/2050 (D)	285,000	280,967
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	531,647
Cargill, Inc. 2.125%, 04/23/2030 (D)	220,000	216,244
Constellation Brands, Inc. 3.150%, 08/01/2029	159,000	166,541
Edgewell Personal Care Company
4.125%, 04/01/2029 (D)	164,000	163,049
5.500%, 06/01/2028 (D)	267,000	281,952
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,128,450
General Mills, Inc.
2.875%, 04/15/2030	400,000	412,943
3.150%, 12/15/2021	500,000	506,358
JBS Investments II GmbH 5.750%, 01/15/2028 (D)	490,000	516,950
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	720,000	761,851
Kraft Heinz Foods Company
3.875%, 05/15/2027	32,000	34,851
4.375%, 06/01/2046	360,000	376,333
4.875%, 10/01/2049	80,000	89,729
5.000%, 06/04/2042	124,000	139,550
5.500%, 06/01/2050	224,000	274,221
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028 (D)	22,000	23,756
MARB BondCo PLC 3.950%, 01/29/2031 (D)	260,000	247,195
Natura Cosmeticos SA 5.375%, 02/01/2023 (D)(E)	353,000	362,270
NBM US Holdings, Inc.
6.625%, 08/06/2029 (D)	394,000	433,323
7.000%, 05/14/2026 (D)	210,000	225,805
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	520,647
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	189,532
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,098,084
Simmons Foods, Inc. 4.625%, 03/01/2029 (D)	43,000	43,377
Sysco Corp.
5.950%, 04/01/2030	499,000	623,539
6.600%, 04/01/2050	1,000,000	1,444,371
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	412,146
The Kroger Company 2.200%, 05/01/2030	216,000	211,520
U.S. Foods, Inc. 4.750%, 02/15/2029 (D)	216,000	216,000
		15,109,355
Energy – 4.6%
Aker BP ASA
2.875%, 01/15/2026 (D)	276,000	285,034
3.000%, 01/15/2025 (D)	270,000	279,294
4.000%, 01/15/2031 (D)	523,000	545,192
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Altera Infrastructure LP 8.500%, 07/15/2023 (D)	$287,000	$259,735
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (E)	400,000	296,696
5.550%, 03/15/2026	800,000	826,080
Antero Resources Corp. 5.000%, 03/01/2025	223,000	223,172
Apache Corp. 5.100%, 09/01/2040	325,000	317,688
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	879,100
BP Capital Markets PLC 2.750%, 05/10/2023 (E)	530,000	555,188
Buckeye Partners LP 3.950%, 12/01/2026	500,000	494,230
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,450,288
Cheniere Energy Partners LP
4.000%, 03/01/2031 (D)	354,000	360,195
4.500%, 10/01/2029	461,000	478,066
Cimarex Energy Company 4.375%, 06/01/2024	245,000	266,454
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	652,821
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (D)	170,000	189,682
ConocoPhillips Company 5.950%, 03/15/2046	30,000	40,998
Continental Resources, Inc. 4.900%, 06/01/2044	400,000	400,008
CSI Compressco LP 7.500%, 04/01/2025 (D)	491,000	498,365
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) 10.000%, 04/01/2026 (D)	310,253	273,023
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	201,000	178,972
Devon Energy Corp.
5.000%, 06/15/2045	600,000	655,656
7.875%, 09/30/2031	874,000	1,171,071
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	256,575
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	815,621
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	397,000	404,396
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	400,000	428,000
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	412,479
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (D)	99,000	100,098
5.875%, 03/30/2031 (D)	172,000	171,641
Energen Corp. 4.625%, 09/01/2021	500,000	502,968
Energy Transfer Operating LP
4.200%, 04/15/2027	141,000	153,658
5.150%, 03/15/2045	340,000	350,750
5.250%, 04/15/2029	493,000	561,176
5.875%, 01/15/2024	365,000	406,309
5.950%, 10/01/2043	300,000	333,514
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	630,382

10

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	$701,000	$699,048
Hess Corp.
5.600%, 02/15/2041	400,000	461,439
5.800%, 04/01/2047	500,000	596,214
Husky Energy, Inc. 3.950%, 04/15/2022	327,000	334,630
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	505,358
7.750%, 03/15/2032	260,000	357,598
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	466,193
6.750%, 06/30/2030 (D)	85,000	93,414
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	978,645
Midwest Connector Capital Company LLC
3.625%, 04/01/2022 (D)	205,000	207,932
3.900%, 04/01/2024 (D)	468,000	483,068
MPLX LP
4.000%, 03/15/2028	311,000	343,459
4.125%, 03/01/2027	103,000	114,343
4.250%, 12/01/2027	169,000	189,986
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (E)(F)	782,000	782,000
New Fortress Energy, Inc. 6.500%, 09/30/2026 (D)	391,000	393,933
Occidental Petroleum Corp.
2.900%, 08/15/2024	273,000	270,008
3.500%, 08/15/2029	72,000	67,558
ONEOK Partners LP 6.650%, 10/01/2036	835,000	1,047,257
Ovintiv Exploration, Inc.
5.625%, 07/01/2024	500,000	549,663
5.750%, 01/30/2022	250,000	258,193
Parkland Corp. 4.500%, 10/01/2029 (D)	136,000	136,170
Petrobras Global Finance BV
5.093%, 01/15/2030	557,000	578,667
6.900%, 03/19/2049	160,000	175,200
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	733,553
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	321,444
5.000%, 03/15/2027	336,000	382,451
5.875%, 06/30/2026	619,000	725,138
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	583,193
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	475,000	511,341
5.400%, 10/01/2047	324,000	349,853
Sunoco LP 4.500%, 05/15/2029 (D)	96,000	95,640
Targa Resources Partners LP
4.000%, 01/15/2032 (D)	243,000	228,546
5.875%, 04/15/2026	478,000	500,406
The Williams Companies, Inc.
3.750%, 06/15/2027	437,000	476,363
5.750%, 06/24/2044	149,000	182,494
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	220,000	247,290
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Valero Energy Corp. 2.850%, 04/15/2025	$400,000	$418,178
		32,950,441
Financials – 11.1%
Ally Financial, Inc. 5.800%, 05/01/2025	280,000	324,562
Ambac Assurance Corp. 5.100%, 04/26/2021 (D)(F)	131	180
Ambac LSNI LLC (Greater of 3 month LIBOR + 5.000% or 6.000%) 6.000%, 02/12/2023 (B)(D)	478	479
American International Group, Inc. 3.900%, 04/01/2026	830,000	916,552
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	108,172
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	532,301
Ares Capital Corp.
2.150%, 07/15/2026	454,000	442,116
3.875%, 01/15/2026	897,000	945,340
4.200%, 06/10/2024	337,000	363,361
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,343,568
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	211,683
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(F)	235,000	274,139
AXA SA 8.600%, 12/15/2030	170,000	259,830
Banco Santander SA 4.379%, 04/12/2028	324,000	361,058
Bank of America Corp.
3.248%, 10/21/2027	560,000	602,047
3.950%, 04/21/2025	539,000	590,991
4.450%, 03/03/2026	618,000	694,642
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	563,000	561,825
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%) 10/24/2051	375,000	344,280
Bank of America Corp. (2.884% to 10-22-29, then SOFR + 1.452%) 10/22/2030	500,000	514,017
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,195,012
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,167,308
Bank of America Corp. (4.083% to 3-20-50, then SOFR + 3.412%) 03/20/2051	500,000	555,154
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (F)	658,000	756,700
Barclays PLC 4.375%, 01/12/2026	300,000	334,465
BlackRock, Inc. 1.900%, 01/28/2031	500,000	483,613
BPCE SA 4.500%, 03/15/2025 (D)	360,000	396,473

11

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Brighthouse Financial, Inc. 3.700%, 06/22/2027	$391,000	$413,652
Brightstar Escrow Corp. 9.750%, 10/15/2025 (D)	144,000	156,240
Cantor Fitzgerald LP 4.875%, 05/01/2024 (D)	520,000	575,689
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,088,131
3.750%, 07/28/2026	500,000	543,233
CIT Group, Inc. 5.000%, 08/01/2023	700,000	759,500
Citigroup, Inc.
3.200%, 10/21/2026	649,000	697,401
3.500%, 05/15/2023	1,060,000	1,121,439
4.500%, 01/14/2022	1,000,000	1,032,410
4.600%, 03/09/2026	736,000	830,492
5.500%, 09/13/2025	215,000	249,200
Citigroup, Inc. (3 month LIBOR + 4.478%) 4.672%, 05/15/2021 (B)(F)	145,000	145,553
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,141,212
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)	579,000	583,053
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (F)	415,000	474,138
Citizens Financial Group, Inc. 3.250%, 04/30/2030	605,000	642,417
CNA Financial Corp. 2.050%, 08/15/2030	205,000	194,857
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	727,894
Credit Agricole SA
2.811%, 01/11/2041 (D)	279,000	252,867
3.250%, 01/14/2030 (D)	548,000	563,351
4.375%, 03/17/2025 (D)	600,000	658,327
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(F)	310,000	347,588
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	453,098
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) 02/11/2027 (D)(F)	287,000	289,870
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (D)(F)	185,000	200,231
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (D)(F)	374,000	395,453
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) 11/29/2022 (D)(F)	195,000	174,525
Discover Financial Services 4.100%, 02/09/2027	167,000	185,338
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	354,000	366,396
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (F)	352,000	356,496
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	310,000	321,238
8.250%, 04/15/2025 (D)	70,000	72,888
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
GE Capital International Funding Company 4.418%, 11/15/2035	$632,000	$723,488
Gogo Intermediate Holdings LLC 9.875%, 05/01/2024 (D)	208,000	218,920
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (F)	395,000	398,437
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (F)	135,000	149,094
Invesco Finance PLC 3.125%, 11/30/2022	850,000	886,557
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,289,000	1,399,645
Jefferies Group LLC
4.150%, 01/23/2030	420,000	461,141
4.850%, 01/15/2027	505,000	580,954
JPMorgan Chase & Co.
2.950%, 10/01/2026	660,000	705,948
3.375%, 05/01/2023	1,250,000	1,323,057
4.125%, 12/15/2026	600,000	675,748
4.500%, 01/24/2022	1,300,000	1,344,449
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	586,000	584,766
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	544,000	554,059
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	539,000	596,111
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	503,000	508,659
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (F)	582,000	637,290
Lazard Group LLC 4.375%, 03/11/2029	220,000	245,131
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	725,785
4.750%, 03/15/2026	825,000	947,724
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	505,381
4.250%, 06/15/2023 (D)	1,000,000	1,079,708
Lloyds Banking Group PLC 4.450%, 05/08/2025	875,000	977,957
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (F)	345,000	384,675
Loews Corp.
2.625%, 05/15/2023	630,000	653,075
3.750%, 04/01/2026	825,000	910,353
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (F)	186,000	200,880
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	329,000	336,341
4.875%, 06/10/2025 (D)(E)	360,000	399,470
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,454,517
MetLife, Inc. 3.000%, 03/01/2025	300,000	321,492

12

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	$402,000	$504,529
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (D)	120,000	175,935
Morgan Stanley
3.875%, 01/27/2026	361,000	401,410
4.100%, 05/22/2023	900,000	962,397
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	1,014,000	1,047,697
Morgan Stanley (3 month LIBOR + 3.610%) 3.851%, 07/15/2021 (B)(F)	200,000	200,299
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,085,744
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	176,000	173,580
5.500%, 08/15/2028 (D)	191,000	191,774
6.000%, 01/15/2027 (D)	99,000	102,713
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 2.474%, 12/15/2024 (B)(D)	1,130,000	1,128,764
NatWest Group PLC 3.875%, 09/12/2023	500,000	536,189
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (F)	431,000	472,893
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (F)	665,000	680,794
New York Life Insurance Company 3.750%, 05/15/2050 (D)	198,000	209,530
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (D)	659,000	625,226
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (D)	355,000	392,275
OneMain Finance Corp.
6.875%, 03/15/2025	65,000	73,933
8.875%, 06/01/2025	142,000	157,308
Operadora de Servicios Mega SA de CV 8.250%, 02/11/2025 (D)	295,000	297,213
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	795,000	839,505
Radian Group, Inc. 4.500%, 10/01/2024	140,000	145,642
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	554,659
4.650%, 04/01/2030	161,000	187,336
4.950%, 07/15/2046	500,000	612,849
Santander Holdings USA, Inc.
3.244%, 10/05/2026	815,000	861,687
3.450%, 06/02/2025	674,000	722,293
4.400%, 07/13/2027	203,000	225,811
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	424,000	428,031
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) 11/18/2030 (D)(F)	355,000	365,206
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (D)(F)	319,000	325,859
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	$1,080,000	$1,144,187
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	1,000,000	1,063,917
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,438,706
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	447,000	502,437
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	541,706
3.625%, 01/22/2023	1,200,000	1,265,301
3.850%, 01/26/2027	897,000	983,974
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	700,156
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (F)	315,000	329,963
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (F)	533,000	540,622
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	35,000	35,613
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(F)	323,000	354,780
Unifin Financiera SAB de CV 9.875%, 01/28/2029 (D)	391,000	402,190
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	826,509
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	565,000	604,337
Wells Fargo & Company 3.450%, 02/13/2023	900,000	948,058
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	722,000	745,162
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	881,000	902,932
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	426,000	417,739
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	948,000	1,043,748
		80,665,975
Health care – 3.4%
Abbott Laboratories 3.750%, 11/30/2026	680,000	763,273
AbbVie, Inc.
3.200%, 11/21/2029	1,583,000	1,683,951
4.250%, 11/21/2049	280,000	316,830
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	714,056
AmerisourceBergen Corp. 2.800%, 05/15/2030	457,000	465,899
Anthem, Inc. 2.250%, 05/15/2030	179,000	176,166
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (D)	193,000	194,004
6.125%, 04/15/2025 (D)	355,000	363,946
6.250%, 02/15/2029 (D)	390,000	414,555

13

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Baxter International, Inc. 3.500%, 08/15/2046	$500,000	$520,644
Biogen, Inc.
2.250%, 05/01/2030	400,000	388,043
3.150%, 05/01/2050	500,000	459,180
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	64,000	61,440
5.000%, 07/15/2027 (D)	81,000	84,848
Centene Corp.
2.500%, 03/01/2031	422,000	403,018
3.000%, 10/15/2030	397,000	396,341
3.375%, 02/15/2030	176,000	177,649
4.250%, 12/15/2027	127,000	133,588
4.625%, 12/15/2029	162,000	175,333
5.375%, 06/01/2026 (D)	1,035,000	1,082,300
Charles River Laboratories International, Inc. 4.250%, 05/01/2028 (D)	81,000	83,430
CVS Health Corp.
2.700%, 08/21/2040	308,000	283,644
3.750%, 04/01/2030	398,000	434,164
4.300%, 03/25/2028	484,000	549,622
5.050%, 03/25/2048	480,000	589,267
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	902,265	1,169,664
DaVita, Inc.
3.750%, 02/15/2031 (D)	378,000	360,510
4.625%, 06/01/2030 (D)	367,000	373,922
Encompass Health Corp.
4.500%, 02/01/2028	175,000	179,221
4.625%, 04/01/2031	149,000	154,215
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	634,000	604,819
HCA, Inc.
4.125%, 06/15/2029	186,000	206,122
5.250%, 04/15/2025 to 06/15/2026	666,000	762,827
5.375%, 02/01/2025	800,000	892,412
Humana, Inc. 3.125%, 08/15/2029	500,000	521,536
MEDNAX, Inc. 6.250%, 01/15/2027 (D)	366,000	391,364
Pfizer, Inc. 2.625%, 04/01/2030	500,000	519,019
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	513,000	503,551
Royalty Pharma PLC 1.750%, 09/02/2027 (D)	206,000	200,045
Select Medical Corp. 6.250%, 08/15/2026 (D)	299,000	317,765
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,093,518
Stanford Health Care 3.310%, 08/15/2030	225,000	243,237
Team Health Holdings, Inc. 6.375%, 02/01/2025 (D)	89,000	78,425
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	52,807
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	732,183
Universal Health Services, Inc.
2.650%, 10/15/2030 (D)	358,000	345,654
5.000%, 06/01/2026 (D)	462,000	473,550
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	$800,000	$881,193
5.250%, 06/15/2046	250,000	294,071
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	165,000	183,563
Viatris, Inc.
2.300%, 06/22/2027 (D)	209,000	210,752
2.700%, 06/22/2030 (D)	425,000	419,680
4.000%, 06/22/2050 (D)	464,000	472,840
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	534,107
3.550%, 04/01/2025	550,000	595,907
		24,683,670
Industrials – 5.5%
3M Company 3.050%, 04/15/2030 (E)	500,000	530,750
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (D)(E)	313,000	296,755
AECOM 5.125%, 03/15/2027	401,000	436,338
AerCap Ireland Capital DAC
1.750%, 01/30/2026	465,000	451,638
2.875%, 08/14/2024	423,000	436,257
Ahern Rentals, Inc. 7.375%, 05/15/2023 (D)	283,000	254,700
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	186,519	184,601
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	196,376	188,551
Air Lease Corp.
2.875%, 01/15/2026	225,000	233,464
3.000%, 09/15/2023	400,000	417,743
3.125%, 12/01/2030	400,000	398,814
3.625%, 12/01/2027	215,000	225,968
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (D)	98,545	109,342
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (D)	61,000	61,839
American Airlines 2001-1 Pass Through Trust 6.977%, 05/23/2021	29,969	29,669
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	876,690	841,622
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	145,190	135,753
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	375,524	362,380
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	152,950	146,067
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	301,875	308,667
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	172,939	162,562

14

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	$425,637	$397,971
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	316,863	315,279
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)(E)	500,000	426,555
APX Group, Inc. 7.625%, 09/01/2023 (E)	310,000	320,075
Ashtead Capital, Inc. 4.375%, 08/15/2027 (D)	285,000	297,113
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (D)	50,000	49,563
BAE Systems PLC 1.900%, 02/15/2031 (D)	450,000	422,257
Boise Cascade Company 4.875%, 07/01/2030 (D)	52,000	54,470
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	208,051	215,551
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	170,518	170,879
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (D)	227,007	237,844
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (D)	185,834	211,491
Builders FirstSource, Inc.
5.000%, 03/01/2030 (D)	46,000	48,233
6.750%, 06/01/2027 (D)	69,000	74,261
Carrier Global Corp. 2.700%, 02/15/2031	500,000	499,850
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	411,723
Clark Equipment Company 5.875%, 06/01/2025 (D)	46,000	48,645
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	68,575
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	585,319
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	111,537	113,210
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	526,000	514,269
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,061,111
DAE Funding LLC 2.625%, 03/20/2025 (D)	267,000	268,314
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	59,525	60,864
Delta Air Lines, Inc.
2.900%, 10/28/2024	663,000	662,941
3.800%, 04/19/2023	356,000	363,676
4.375%, 04/19/2028	445,000	459,399
4.500%, 10/20/2025 (D)	103,000	109,942
Equifax, Inc. 3.100%, 05/15/2030	800,000	830,393
Flowserve Corp. 3.500%, 10/01/2030	236,000	240,137
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Fortive Corp. 3.150%, 06/15/2026	$700,000	$755,165
GATX Corp. 3.850%, 03/30/2027	800,000	881,333
General Electric Company
4.250%, 05/01/2040	528,000	579,539
5.550%, 01/05/2026	573,000	679,156
GFL Environmental, Inc. 3.500%, 09/01/2028 (D)	355,000	344,350
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	259,658
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (D)	327,000	318,008
Hillenbrand, Inc. 5.750%, 06/15/2025	97,000	103,548
Howmet Aerospace, Inc. 5.125%, 10/01/2024	342,000	376,166
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	557,000	607,718
4.200%, 05/01/2030	1,379,000	1,529,696
IDEX Corp. 3.000%, 05/01/2030	1,000,000	1,029,857
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	293,000	322,740
4.750%, 02/15/2025 (D)	175,000	195,948
4.750%, 08/01/2028	213,000	246,024
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	757,460
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	132,000	139,425
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	292,880	294,274
Kansas City Southern 2.875%, 11/15/2029	500,000	511,162
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	201,000	211,175
Lennox International, Inc. 3.000%, 11/15/2023	800,000	843,721
LSC Communications, Inc. 8.750%, 10/15/2023 (D)(G)	420,000	13,650
Masco Corp. 2.000%, 10/01/2030	412,000	391,779
MasTec, Inc. 4.500%, 08/15/2028 (D)	191,000	198,163
Owens Corning 3.950%, 08/15/2029	366,000	402,771
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	33,000	35,063
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	60,140
6.250%, 01/15/2028 (D)	218,000	226,936
Southwest Airlines Company 5.250%, 05/04/2025	800,000	910,255
Stericycle, Inc. 3.875%, 01/15/2029 (D)	78,000	77,025
The Boeing Company
3.200%, 03/01/2029	692,000	700,796
5.040%, 05/01/2027	570,000	649,839
5.805%, 05/01/2050	720,000	906,444
TransDigm, Inc. 5.500%, 11/15/2027	688,000	712,169
TriNet Group, Inc. 3.500%, 03/01/2029 (D)	211,000	206,400

15

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
TTX Company 4.200%, 07/01/2046 (D)	$700,000	$785,668
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(E)	90,000	93,065
Uber Technologies, Inc. 7.500%, 05/15/2025 to 09/15/2027 (D)	777,000	850,458
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,182,026
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	360,415	374,831
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	139,619	142,063
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	348,142	349,013
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	436,917	429,271
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	124,903	125,528
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	210,830	221,954
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	896,783	989,824
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	216,000	224,100
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	399,044
4.875%, 01/15/2028	373,000	392,907
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	73,471	74,205
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	444,501
Wabtec Corp. 3.200%, 06/15/2025	500,000	528,962
Watco Companies LLC 6.500%, 06/15/2027 (D)	52,000	54,808
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	73,350
XPO Logistics, Inc. 6.250%, 05/01/2025 (D)	40,000	43,044
		40,009,565
Information technology – 3.7%
Atento Luxco 1 SA 8.000%, 02/10/2026 (D)	135,000	141,474
Autodesk, Inc. 2.850%, 01/15/2030	204,000	209,326
Broadcom Corp. 3.875%, 01/15/2027	379,000	411,558
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,000,000	943,806
3.419%, 04/15/2033 (D)	820,000	821,607
3.469%, 04/15/2034 (D)	421,000	422,439
4.700%, 04/15/2025	400,000	450,852
4.750%, 04/15/2029	1,584,000	1,781,017
5.000%, 04/15/2030	586,000	667,874
CDW LLC 3.250%, 02/15/2029	149,000	147,138
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	$56,000	$54,751
Dell International LLC
4.900%, 10/01/2026 (D)	532,000	603,550
5.300%, 10/01/2029 (D)	1,309,000	1,531,219
5.850%, 07/15/2025 (D)	195,000	227,330
8.350%, 07/15/2046 (D)	359,000	546,180
Fiserv, Inc.
2.250%, 06/01/2027	400,000	408,884
3.850%, 06/01/2025	614,000	674,342
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	967,919
Gartner, Inc.
3.750%, 10/01/2030 (D)	72,000	71,405
4.500%, 07/01/2028 (D)	83,000	85,594
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	152,619
j2 Global, Inc. 4.625%, 10/15/2030 (D)	230,000	232,300
Jabil, Inc. 3.600%, 01/15/2030	180,000	188,508
KLA Corp. 4.100%, 03/15/2029	340,000	382,241
Lam Research Corp. 4.875%, 03/15/2049	359,000	462,580
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	465,000	533,030
Microchip Technology, Inc. 4.250%, 09/01/2025 (D)	111,000	115,967
Micron Technology, Inc.
4.185%, 02/15/2027	1,038,000	1,152,487
4.663%, 02/15/2030	1,000,000	1,135,937
4.975%, 02/06/2026	225,000	257,466
5.327%, 02/06/2029	1,669,000	1,963,466
Microsoft Corp. 2.525%, 06/01/2050	359,000	326,896
Motorola Solutions, Inc.
2.300%, 11/15/2030	494,000	467,218
4.600%, 02/23/2028 to 05/23/2029	788,000	896,493
NVIDIA Corp. 2.850%, 04/01/2030	436,000	457,887
NXP BV
3.400%, 05/01/2030 (D)	155,000	163,673
3.875%, 06/18/2026 (D)	647,000	712,142
Oracle Corp. 2.950%, 04/01/2030	858,000	884,723
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	396,244
2.850%, 10/01/2029	1,818,000	1,894,023
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	77,140
Qorvo, Inc. 3.375%, 04/01/2031 (D)	197,000	193,038
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	522,213
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	209,000	228,082
Seagate HDD Cayman
4.091%, 06/01/2029 (D)	418,000	425,952
4.125%, 01/15/2031 (D)	388,000	393,985
Tempo Acquisition LLC 6.750%, 06/01/2025 (D)	136,000	138,975
VeriSign, Inc. 5.250%, 04/01/2025	205,000	231,404

16

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Visa, Inc.
2.050%, 04/15/2030	$400,000	$399,299
2.700%, 04/15/2040	221,000	216,432
Xerox Holdings Corp. 5.500%, 08/15/2028 (D)	332,000	343,725
		27,114,410
Materials – 2.0%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	483,693
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	246,518
Arconic Corp.
6.000%, 05/15/2025 (D)	117,000	126,101
6.125%, 02/15/2028 (D)	168,000	178,920
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (D)	190,000	195,795
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	364,000	412,234
Cemex SAB de CV
3.875%, 07/11/2031 (D)	250,000	244,000
5.200%, 09/17/2030 (D)	329,000	355,817
7.375%, 06/05/2027 (D)	250,000	283,043
CF Industries, Inc. 4.950%, 06/01/2043	175,000	200,433
Commercial Metals Company 5.375%, 07/15/2027	122,000	128,100
CSN Islands XI Corp. 6.750%, 01/28/2028 (D)	300,000	317,865
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	350,000	366,629
DuPont de Nemours, Inc. 2.169%, 05/01/2023	500,000	502,111
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	426,728
7.500%, 04/01/2025 (D)	226,000	233,345
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (D)	279,000	284,058
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	284,000	309,056
5.450%, 03/15/2043	764,000	919,092
FS Luxembourg Sarl 10.000%, 12/15/2025 (D)	324,000	356,740
Georgia-Pacific LLC 2.300%, 04/30/2030 (D)	645,000	642,533
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (D)	24,000	25,530
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (D)	66,000	68,594
Huntsman International LLC 4.500%, 05/01/2029	500,000	553,593
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)	135,000	142,763
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	55,890
Methanex Corp.
4.250%, 12/01/2024	293,000	304,720
5.650%, 12/01/2044	450,000	447,750
Newmont Corp. 2.800%, 10/01/2029	223,000	229,183
Norbord, Inc. 6.250%, 04/15/2023 (D)	120,000	130,050
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Nutrition & Biosciences, Inc.
1.832%, 10/15/2027 (D)	$153,000	$149,599
2.300%, 11/01/2030 (D)	306,000	296,607
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	315,000	358,439
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	173,000	188,073
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (D)	362,000	354,760
Sasol Financing USA LLC 5.500%, 03/18/2031	425,000	416,500
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	134,545
5.000%, 02/15/2027 (D)	73,000	76,103
The Mosaic Company 4.250%, 11/15/2023	600,000	648,019
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,020,276
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)	211,000	217,594
Tronox, Inc. 4.625%, 03/15/2029 (D)	242,000	242,303
US Concrete, Inc. 5.125%, 03/01/2029 (D)	128,000	131,840
Valvoline, Inc. 3.625%, 06/15/2031 (D)	298,000	288,315
Volcan Cia Minera SAA 4.375%, 02/11/2026 (D)	69,000	70,720
Vulcan Materials Company 3.500%, 06/01/2030	338,000	362,421
WR Grace & Company 4.875%, 06/15/2027 (D)	143,000	148,034
		14,275,032
Real estate – 3.0%
American Homes 4 Rent LP 4.250%, 02/15/2028	470,000	515,300
American Tower Corp.
3.550%, 07/15/2027	662,000	717,918
3.800%, 08/15/2029	280,000	304,851
5.000%, 02/15/2024	670,000	747,595
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	631,688
Crown Castle International Corp.
2.250%, 01/15/2031	416,000	399,837
3.300%, 07/01/2030	532,000	556,869
3.650%, 09/01/2027	555,000	604,803
3.700%, 06/15/2026	500,000	546,967
3.800%, 02/15/2028	225,000	245,111
4.150%, 07/01/2050	508,000	545,512
CubeSmart LP 4.375%, 02/15/2029	600,000	668,069
CyrusOne LP
2.150%, 11/01/2030	190,000	175,579
3.450%, 11/15/2029	394,000	405,036
EPR Properties 4.950%, 04/15/2028	350,000	360,253
Equinix, Inc.
1.550%, 03/15/2028	444,000	424,270
1.800%, 07/15/2027	255,000	250,309
2.900%, 11/18/2026	1,000,000	1,054,668
3.200%, 11/18/2029	609,000	633,144
5.375%, 05/15/2027	205,000	220,463
ERP Operating LP 3.375%, 06/01/2025	300,000	325,066

17

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Essex Portfolio LP 3.625%, 05/01/2027	$500,000	$545,028
GLP Capital LP 5.375%, 04/15/2026	382,000	428,929
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	546,196
3.750%, 07/01/2027	600,000	664,050
Host Hotels & Resorts LP
3.375%, 12/15/2029	505,000	501,097
3.500%, 09/15/2030	347,000	348,373
4.500%, 02/01/2026	214,000	231,674
Iron Mountain, Inc.
4.875%, 09/15/2029 (D)	195,000	197,428
5.250%, 07/15/2030 (D)	261,000	269,300
MGM Growth Properties Operating Partnership LP 3.875%, 02/15/2029 (D)	207,000	206,198
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	772,456
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	539,434
SBA Communications Corp.
3.875%, 02/15/2027	353,000	360,837
4.875%, 09/01/2024	700,000	718,809
SBA Tower Trust 2.836%, 01/15/2025 (D)	416,000	436,372
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	515,752
STORE Capital Corp. 2.750%, 11/18/2030	500,000	489,326
Uniti Group LP 6.500%, 02/15/2029 (D)	141,000	139,238
Ventas Realty LP 4.750%, 11/15/2030	1,000,000	1,152,783
VICI Properties LP
4.125%, 08/15/2030 (D)	212,000	213,844
4.625%, 12/01/2029 (D)	260,000	269,714
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,085,173
Welltower, Inc. 2.700%, 02/15/2027	400,000	417,095
		21,382,414
Utilities – 2.2%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	213,202	284,893
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)	303,000	313,514
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,061,251
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	299,063
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,404,753
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	738,124
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	534,770
3.950%, 04/01/2050	500,000	542,386
Dominion Energy, Inc.
3.375%, 04/01/2030	662,000	704,844
3.600%, 03/15/2027	500,000	551,872
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
DPL, Inc. 4.125%, 07/01/2025 (D)	$216,000	$228,835
Edison International 3.550%, 11/15/2024	700,000	752,142
Emera US Finance LP 3.550%, 06/15/2026	248,000	268,922
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	241,540
Greenko Dutch BV
4.875%, 07/24/2022 (D)	215,000	217,258
5.250%, 07/24/2024 (D)	145,000	150,259
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (D)	519,000	515,756
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	210,000	176,925
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	95,000	106,876
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	743,024
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	243,000	254,846
4.500%, 09/15/2027 (D)	201,000	217,331
NiSource, Inc. 3.600%, 05/01/2030	208,000	225,443
NRG Energy, Inc.
2.450%, 12/02/2027 (D)	374,000	371,744
3.375%, 02/15/2029 (D)	62,000	60,528
3.625%, 02/15/2031 (D)(E)	175,000	170,625
4.450%, 06/15/2029 (D)	257,000	280,101
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	774,209
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,220,708
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,092,146
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	623,000	648,907
4.300%, 07/15/2029 (D)	545,000	575,973
		15,729,568
TOTAL CORPORATE BONDS (Cost $323,325,307)		$345,685,064
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (B)(F)	425,000	424,469
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 05/03/2021 (B)(F)	1,045,000	1,003,200
		1,427,669
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,388,997)		$1,427,669
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,040,359
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	393,000	413,109
4.131%, 06/15/2042	40,000	41,792
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	557,252

18

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	$586,000	$588,153
State of Connecticut, GO 2.677%, 07/01/2030	250,000	262,404
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	380,941
6.765%, 06/01/2040	1,010,000	1,277,204
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,561,214
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.2%
Commercial and residential – 5.2%
AOA Mortgage Trust Series 2015-1177, Class C 3.010%, 12/13/2029 (D)(I)	120,000	119,923
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 0.967%, 05/15/2053 (D)	4,348,147	310,167
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(I)	298,742	300,030
Series 2019-2, Class A1, 3.347%, 04/25/2049 (D)(I)	279,819	285,754
Series 2019-3, Class A1, 2.962%, 10/25/2048 (D)(I)	145,554	148,178
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (D)(I)	231,000	190,932
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 2.551%, 09/27/2022 (D)(J)	500,000	481,294
BANK Series 2019-BN20, Class ASB 2.933%, 09/15/2062	400,000	429,542
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.525%), 0.634%, 04/25/2035 (B)(D)	220,823	213,065
Series 2005-4A, Class A2 (1 month LIBOR + 0.585%), 0.694%, 01/25/2036 (B)(D)	133,441	127,308
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	206,000	214,677
BBCMS Trust
Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (D)(I)	140,000	143,067
Series 2015-SRCH, Class D, 4.957%, 08/10/2035 (D)(I)	264,000	289,623
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	370,832	376,875
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	410,000	430,695
Series 2019-B15, Class XA IO, 0.828%, 12/15/2072	9,944,684	546,984
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (D)(I)	132,183	133,701
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.896%, 01/10/2035 (D)	3,705,000	26,520
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.427%, 03/15/2037 (B)(D)	$341,000	$340,896
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.036%, 10/15/2037 (B)(D)	452,000	452,708
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 1.856%, 12/15/2037 (B)(D)	121,000	121,036
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 2.656%, 12/15/2037 (B)(D)	127,000	126,998
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	878,006
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 4.944%, 06/15/2050 (I)	500,000	524,490
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 3.866%, 07/20/2034 (I)	489,983	495,682
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	600,000	660,357
Series 2018-C5, Class XA IO, 0.593%, 06/10/2051	17,341,905	727,963
Series 2019-C7, Class XA IO, 0.877%, 12/15/2072	15,930,901	1,003,698
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	222,000	235,133
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	157,000	169,425
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 2.206%, 11/15/2037 (B)(D)	491,495	492,112
COLT Mortgage Loan Trust Series 2019-2, Class A1 3.337%, 05/25/2049 (D)(I)	6,501	6,495
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (D)(I)	700,518	694,396
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,470,550
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.620%, 08/15/2045	9,039,717	125,238
Series 2012-CR3, Class XA IO, 1.843%, 10/15/2045	9,001,440	171,893
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (I)	330,000	348,671
Series 2013-CR8, Class AM, 3.812%, 06/10/2046 (D)(I)	1,000,000	1,055,308
Series 2014-CR15, Class C, 4.741%, 02/10/2047 (I)	800,000	863,213
Series 2014-CR15, Class XA IO, 0.928%, 02/10/2047	6,267,171	128,681

19

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-CR16, Class C, 4.907%, 04/10/2047 (I)	$400,000	$425,826
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,093,918
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.442%, 05/10/2051	5,025,965	140,857
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 2.096%, 12/10/2044 (D)	3,950,281	29,299
Series 2013-300P, Class D, 4.394%, 08/10/2030 (D)(I)	307,000	318,274
Series 2013-300P, Class E, 4.394%, 08/10/2030 (D)(I)	700,000	665,715
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	92,511
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	279,000	283,503
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.146%, 03/10/2047	4,031,092	109,649
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (D)	252,298	255,829
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.706%, 05/15/2036 (B)(D)	460,000	460,289
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (D)(I)	284,044	288,207
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	106,000	107,861
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (D)(I)	442,000	441,999
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	436,965
Series 2019-C18, Class E, 2.500%, 12/15/2052 (D)	265,000	220,717
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 1.010%, 07/19/2044 (B)	426,775	404,950
Ellington Financial Mortgage Trust Series 2021-1, Class A1 0.797%, 02/25/2066 (D)(I)	246,621	246,035
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (D)(I)	640,818	647,627
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.051%, 04/25/2048 (D)(I)	290,000	310,694
Series 2017-K67, Class B, 3.944%, 09/25/2049 (D)(I)	485,000	526,074
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 2.419%, 08/25/2029 (B)(D)	349,212	349,716
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust
Series 2020-NQM1, Class A1, 2.247%, 01/25/2060 (D)	$339,454	$346,171
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (D)	413,562	413,207
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM 5.606%, 12/10/2049 (I)	41,392	21,524
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO, 1.151%, 07/10/2039 (D)	356,737	119
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(I)	859,800	888,607
Series 2015-590M, Class C, 3.805%, 10/10/2035 (D)(I)	150,000	155,085
Series 2017-485L, Class C, 3.982%, 02/10/2037 (D)(I)	85,000	87,314
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	256,000	264,672
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	10,414,168	108,858
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	11,549,053	154,488
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	10,829,372	155,149
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.200%) 1.306%, 12/15/2034 (B)(D)	1,000,000	998,796
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	107,000	113,390
Series 2017-APTS, Class CFX, 3.497%, 06/15/2034 (D)(I)	123,000	128,851
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.174%, 05/15/2048 (D)(I)	255,000	267,426
Series 2013-IRV, Class XA IO, 1.106%, 05/15/2048 (D)	5,444,909	63,397
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.556%, 08/15/2046	5,976,758	64,399
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.285%, 05/15/2045	516,666	5
Series 2011-C3, Class XA IO, 1.072%, 02/15/2046 (D)	347,732	3
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (D)	9,830,022	141,972
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	265,411
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.456%, 05/15/2036 (B)(D)	187,000	186,943
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.806%, 03/15/2038 (B)(D)	346,000	346,208

20

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Life Mortgage Trust (continued)
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.506%, 03/15/2038 (B)(D)	$270,000	$270,432
Series 2021-BMR, Class E (1 month LIBOR + 1.750%), 1.856%, 03/15/2038 (B)(D)	1,000,000	1,001,600
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.990%, 04/21/2034 (I)	88,833	89,043
Series 2004-8, Class 5A1, 2.687%, 08/25/2034 (I)	94,802	95,090
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	206,740	215,010
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.569%, 03/25/2030 (B)	19,399	19,392
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	2,749,133	27
MFA Trust Series 2020-NQM3, Class A1 1.014%, 01/26/2065 (D)(I)	293,202	293,038
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.411%, 08/15/2045 (D)	9,226,258	112,858
Series 2012-C6, Class XA IO, 1.606%, 11/15/2045 (D)	5,752,213	90,733
Series 2013-C7, Class XA IO, 1.326%, 02/15/2046	10,369,182	195,718
Series 2014-C17, Class XA IO, 1.067%, 08/15/2047	10,641,255	249,801
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.574%, 07/15/2049 (D)	5,233,823	821
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.506%, 11/15/2034 (B)(D)	298,000	298,094
Series 2019-L3, Class XA IO, 0.643%, 11/15/2052	21,452,040	1,032,924
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (D)(I)	115,234	114,482
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.790%, 11/15/2032 (D)(I)	135,000	136,983
Series 2018-ALXA, Class C, 4.316%, 01/15/2043 (D)(I)	98,000	100,626
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (D)(I)	291,486	296,108
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	91,929
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (D)(I)	645,281	656,668
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA 2.000%, 11/25/2059	$263,832	$270,256
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 0.511%, 05/20/2035 (B)	43,348	44,490
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(I)	162,784	165,792
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(I)	255,314	258,049
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(I)	43,174	42,882
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.282%, 05/10/2063 (D)	5,827,225	71,449
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(I)	339,107	357,531
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	215,183	215,644
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(I)	427,105	426,844
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.740%), 0.849%, 01/25/2045 (B)	435,996	434,862
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.360%), 0.829%, 07/25/2045 (B)	292,889	287,591
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	208,044	207,473
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	519,630
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.474%, 03/15/2044 (D)	741,191	7
Series 2012-C10, Class XA IO, 1.520%, 12/15/2045 (D)	5,746,728	124,284
Series 2012-C9, Class XA IO, 1.874%, 11/15/2045 (D)	6,736,976	140,390
		37,818,345
U.S. Government Agency – 2.0%
Federal Home Loan Mortgage Corp.
Series 2015-DN1, Class M3 (1 month LIBOR + 4.150%), 4.259%, 01/25/2025 (B)	13,269	13,269
Series 290, Class IO, 3.500%, 11/15/2032	1,201,604	142,603
Series 3387, Class SB IO, 6.314%, 11/15/2037	1,046,600	171,374
Series 3632, Class AP, 3.000%, 02/15/2040	754,559	801,311
Series K014, Class X1 IO, 1.462%, 04/25/2021	452,726	5

21

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K015, Class X1 IO, 1.596%, 07/25/2021	$6,309,902	$63
Series K018, Class X1 IO, 1.235%, 01/25/2022	2,780,691	14,907
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	1,020,955
Series K021, Class X1 IO, 1.400%, 06/25/2022	11,338,656	127,165
Series K022, Class X1 IO, 1.175%, 07/25/2022	2,390,052	25,672
Series K026, Class X1 IO, 0.953%, 11/25/2022	9,839,177	114,744
Series KAIV, Class X1 IO, 1.132%, 06/25/2021	16,928,012	169
Series KS01, Class X1 IO, 1.198%, 01/25/2023	4,505,980	53,422
Series T-41, Class 3A, 4.579%, 07/25/2032 (I)	49,421	55,165
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	6,454	7,422
Series 2002-W3, Class A5, 7.500%, 11/25/2041	56,207	68,409
Series 2010-15, Class KA, 4.000%, 03/25/2039	69,015	69,949
Series 2011-41, Class KA, 4.000%, 01/25/2041	192,463	202,429
Series 2011-86, Class NA, 4.000%, 01/25/2041	189,117	193,318
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	1,220,059	146,269
Series 2012-21, Class PA, 2.000%, 03/25/2041	1,516,762	1,559,887
Series 2012-38, Class PA, 2.000%, 09/25/2041	633,472	651,723
Series 2012-M5, Class X IO, 0.605%, 02/25/2022	1,895,944	3,839
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.409%, 02/25/2025 (B)	145,840	147,576
Series 2015-C02, Class 2M2 (1 month LIBOR + 4.000%), 4.109%, 05/25/2025 (B)	20,705	20,972
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.109%, 07/25/2025 (B)	88,586	89,721
Series 2016-M1, Class X2 IO, 0.073%, 01/25/2026	44,446,638	422,194
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%), 2.309%, 08/25/2030 (B)	64,774	64,692
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.459%, 01/25/2031 (B)	39,055	39,055
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.109%, 01/25/2040 (B)(D)	500,000	498,442
Government National Mortgage
Series 2017-50, Class IO, 0.721%, 01/16/2057	15,151,520	768,762
Series 2020-28, Class IO, 0.859%, 11/16/2061	5,989,459	465,037
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2008-90, Class IO, 1.945%, 12/16/2050	$2,331,222	$331,110
Series 2010-147, Class SA IO, 6.059%, 05/20/2040	803,137	66,689
Series 2010-85, Class SB IO, 6.494%, 03/16/2040	1,053,540	158,231
Series 2012-114, Class IO, 0.692%, 01/16/2053	535,584	13,890
Series 2012-120, Class IO, 0.708%, 02/16/2053	6,203,625	160,323
Series 2012-70, Class IO, 0.165%, 08/16/2052	2,896,548	13,171
Series 2015-41, Class IO, 0.358%, 09/16/2056	4,727,858	127,172
Series 2016-162, Class IO, 0.852%, 09/16/2058	6,752,346	382,957
Series 2016-174, Class IO, 0.858%, 11/16/2056	674,812	38,986
Series 2017-109, Class IO, 0.507%, 04/16/2057	1,604,062	62,382
Series 2017-124, Class IO, 0.677%, 01/16/2059	1,496,404	74,385
Series 2017-135, Class IO, 0.774%, 10/16/2058	1,200,699	62,136
Series 2017-140, Class IO, 0.565%, 02/16/2059	514,324	23,788
Series 2017-159, Class IO, 0.506%, 06/16/2059	1,035,744	48,346
Series 2017-169, Class IO, 0.614%, 01/16/2060	2,535,652	126,248
Series 2017-20, Class IO, 0.695%, 12/16/2058	3,199,486	147,764
Series 2017-22, Class IO, 0.773%, 12/16/2057	387,256	21,459
Series 2017-41, Class IO, 0.699%, 07/16/2058	1,460,333	69,438
Series 2017-46, Class IO, 0.641%, 11/16/2057	1,119,196	53,552
Series 2017-61, Class IO, 0.698%, 05/16/2059	652,314	34,127
Series 2018-158, Class IO, 0.717%, 05/16/2061	2,239,803	149,359
Series 2018-35, Class IO, 0.523%, 03/16/2060	2,441,480	109,159
Series 2018-43, Class IO, 0.551%, 05/16/2060	2,361,865	121,396
Series 2018-69, Class IO, 0.566%, 04/16/2060	777,325	44,161
Series 2018-81, Class IO, 0.454%, 01/16/2060	420,989	19,390
Series 2018-85, Class IO, 0.485%, 07/16/2060	9,667,172	555,410
Series 2018-9, Class IO, 0.534%, 01/16/2060	2,613,713	126,104
Series 2019-131, Class IO, 0.922%, 07/16/2061	1,888,396	132,516
Series 2020-100, Class IO, 0.909%, 05/16/2062	1,716,757	136,766
Series 2020-108, Class IO, 0.933%, 06/16/2062	4,037,340	327,011
Series 2020-114, Class IO, 0.927%, 09/16/2062	4,464,447	367,364

22

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-118, Class IO, 1.047%, 06/16/2062	$3,500,483	$304,437
Series 2020-119, Class IO, 0.813%, 08/16/2062	1,873,069	143,511
Series 2020-120, Class IO, 0.853%, 05/16/2062	885,662	71,108
Series 2020-137, Class IO, 0.846%, 09/16/2062	4,260,200	332,138
Series 2020-143, Class IB IO, 0.896%, 03/16/2062	5,505,140	427,998
Series 2020-150, Class IO, 0.984%, 12/16/2062	2,595,835	221,812
Series 2020-170, Class IO, 0.886%, 11/16/2062	3,605,646	299,744
Series 2020-92, Class IO, 1.016%, 02/16/2062	4,014,526	342,644
Series 2021-3, Class IO, 0.958%, 09/16/2062	4,502,236	393,001
Series 2021-40, Class IO, 0.843%, 02/16/2063	1,010,000	81,267
		14,682,970
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,560,465)		$52,501,315
ASSET BACKED SECURITIES – 6.6%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 1.009%, 09/25/2034 (B)	651,097	651,637
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (I)	7	7
AMSR Trust Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	602,000	597,841
Applebee's Funding LLC
Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	532,325	546,645
Series 2019-1A, Class A2II 4.723%, 06/07/2049 (D)	497,500	523,350
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	508,445	518,405
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	928,508
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	473,000	492,120
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	345,722
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	264,000	275,613
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	128,122	134,126
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.616%, 09/16/2024 (B)	$3,123,000	$3,132,487
CARS-DB4 LP
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	998,958	1,025,060
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	381,000	391,603
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.309%, 01/25/2035 (B)	156,736	151,996
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	450,467	453,834
Series 2021-1A, Class A1 1.530%, 03/15/2061 (D)	484,000	482,233
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 0.656%, 06/15/2023 (B)	4,500,000	4,505,204
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 0.876%, 05/14/2029 (B)	565,000	572,790
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.474%, 08/08/2024 (B)	3,000,000	3,012,317
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	579,980	578,235
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (D)	560,000	547,046
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (I)	76,817	78,911
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,808	5,599
CoreVest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	89,504	93,240
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,620,293
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.422%, 02/25/2035	21,123	21,109
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (D)	132,000	131,235
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	208,550	212,352
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	193,030	204,884
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	881,575	899,550
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	601,400	647,455
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (D)	970,000	971,542

23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (D)	$361,000	$370,751
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 09/17/2025 (D)	593,000	591,504
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (D)	704,442	697,736
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	701,587
FOCUS Brands Funding LLC Series 2017-1A, Class A2IB 3.857%, 04/30/2047 (D)	144,375	144,901
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (D)	608,000	629,415
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	561,000	557,763
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (D)	394,000	394,109
Series 2021-1A, Class A2 2.773%, 04/20/2029 (D)	290,000	288,973
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	218,762	224,388
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	139,752	147,308
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	158,800	170,702
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	228,275	234,121
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	84,232	86,127
MelTel Land Funding LLC Series 2019-1A, Class A 3.768%, 04/15/2049 (D)	184,692	194,758
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.482%, 08/25/2058 (D)(I)	112,570	118,672
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (D)	20,556	20,648
Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	175,249	181,713
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	124,510	131,818
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	355,045	365,631
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (D)	412,307	403,001
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (D)	551,000	552,664
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	119,930	120,233
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes (continued)
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	$98,408	$98,436
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 1.009%, 01/25/2034 (B)	239,906	238,950
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	254,000	263,053
Progress Residential Trust Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	359,000	363,752
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	98,488	101,918
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	611,000	640,714
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	475,755	502,550
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	89,800	93,091
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	23,436	23,760
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	536,281	558,125
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	255,000	256,511
Series 2021-A, Class APT2 1.070%, 01/15/2053 (D)	325,966	321,936
Sonic Capital LLC Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	413,472	428,472
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	198,861	192,526
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (D)	673,750	676,715
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (D)	491,682	494,102
TAL Advantage VII LLC Series 2020-1A, Class B 3.820%, 09/20/2045 (D)	473,750	470,628
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (D)	315,867	304,253
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.399%, 10/25/2053 (D)(I)	123,000	130,279
Series 2015-2, Class 1M2 3.504%, 11/25/2060 (D)(I)	175,000	183,904
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(I)	1,000,000	1,054,776
Series 2017-1, Class A1 2.750%, 10/25/2056 (D)(I)	138,780	141,149
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(I)	35,063	35,587
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(I)	107,364	110,571

24

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-3, Class A1 3.750%, 05/25/2058 (D)(I)	$150,371	$158,261
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(I)	345,919	360,741
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(I)	53,048	54,404
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(I)	401,183	416,136
Series 2019-1, Class A1 3.735%, 03/25/2058 (D)(I)	296,155	313,772
Series 2019-4, Class A1 2.900%, 10/25/2059 (D)(I)	341,172	356,428
Series 2020-4, Class A1 1.750%, 10/25/2060 (D)	340,408	345,594
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	1,010,000	1,067,468
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	350,996
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (D)	500,000	485,099
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	802,385	796,645
Series 2021-1A, Class A 1.860%, 03/20/2046 (D)	439,000	428,365
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	438,000	438,268
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	292,000	286,926
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (D)	585,744	573,833
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	73,712	75,103
Westgate Resorts LLC Series 2017-1A, Class A 3.050%, 12/20/2030 (D)	80,304	80,437
Westlake Automobile Receivables Trust Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	94,123	94,345
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	151,592	149,569
TOTAL ASSET BACKED SECURITIES (Cost $46,793,912)		$47,599,620
COMMON STOCKS – 0.0%
Financials – 0.0%
Noble Finance Company (C)	378	6,407
Utilities – 0.0%
Dominion Energy, Inc.	550	54,362
TOTAL COMMON STOCKS (Cost $60,056)		$60,769
PREFERRED SECURITIES – 0.2%
Communication services – 0.0%
Telephone and Data Systems, Inc., 6.625%	7,625	202,596
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	200,548
Active Bond Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (B)	5,689	$144,956
Wells Fargo & Company, 7.500%	55	77,958
		222,914
Information technology – 0.1%
Broadcom, Inc., 8.000%	277	408,434
Utilities – 0.1%
DTE Energy Company, 6.250%	669	33,243
NextEra Energy, Inc., 5.279%	5,300	262,509
The Southern Company, 6.750%	831	42,323
		338,075
TOTAL PREFERRED SECURITIES (Cost $1,215,428)		$1,372,567
WARRANTS – 0.0%
Noble Holding International, Ltd. (Expiration Date: 2-5-28; Strike Price: $19.27) (C)	1,540	9,048
Noble Holding International, Ltd. (Expiration Date: 2-5-28; Strike Price: $23.13) (C)	1,540	7,341
TOTAL WARRANTS (Cost $6,962)		$16,389
SHORT-TERM INVESTMENTS – 16.3%
Short-term funds – 13.5%
John Hancock Collateral Trust, 0.0470% (K)(L)	302,524	3,026,722
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (K)	94,647,759	94,647,759
		97,674,481
Repurchase agreement – 2.8%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $19,779,000 on 4-1-21, collateralized by $19,680,700 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $20,174,610)	$19,779,000	19,779,000
TOTAL SHORT-TERM INVESTMENTS (Cost $117,453,601)		$117,453,481
Total Investments (Active Bond Trust) (Cost $779,764,883) – 110.9%		$801,787,342
Other assets and liabilities, net – (10.9%)		(78,551,656)
TOTAL NET ASSETS – 100.0%		$723,235,686
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

25

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,405,657 or 20.1% of the fund's net assets as of 3-31-21.
(E)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $2,950,321.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(K)	The rate shown is the annualized seven-day yield as of 3-31-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	51,807,513	$1,431,441,576
TOTAL INVESTMENT COMPANIES (Cost $992,699,970)		$1,431,441,576
Total Investments (American Asset Allocation Trust) (Cost $992,699,970) - 100.0%		$1,431,441,576
Other assets and liabilities, net - (0.0%)		(71,097)
TOTAL NET ASSETS - 100.0%		$1,431,370,479
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,747,543	$245,190,164
TOTAL INVESTMENT COMPANIES (Cost $158,204,042)		$245,190,164
Total Investments (American Global Growth Trust) (Cost $158,204,042) - 100.0%		$245,190,164
Other assets and liabilities, net - (0.0%)		(24,888)
TOTAL NET ASSETS - 100.0%		$245,165,276
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,392,702	$1,044,807,466
TOTAL INVESTMENT COMPANIES (Cost $594,712,877)		$1,044,807,466
Total Investments (American Growth Trust) (Cost $594,712,877) - 100.0%		$1,044,807,466
Other assets and liabilities, net - (0.0%)		(53,758)
TOTAL NET ASSETS - 100.0%		$1,044,753,708
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	17,720,266	$1,043,900,898
TOTAL INVESTMENT COMPANIES (Cost $823,798,835)		$1,043,900,898
Total Investments (American Growth-Income Trust) (Cost $823,798,835) - 100.0%		$1,043,900,898
Other assets and liabilities, net - (0.0%)		(57,329)
TOTAL NET ASSETS - 100.0%		$1,043,843,569
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	22,001,458	$513,954,065
TOTAL INVESTMENT COMPANIES (Cost $412,144,588)		$513,954,065
Total Investments (American International Trust) (Cost $412,144,588) - 100.0%		$513,954,065
Other assets and liabilities, net - (0.0%)		(35,006)
TOTAL NET ASSETS - 100.0%		$513,919,059
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 25.2%
Entertainment – 5.2%
Live Nation Entertainment, Inc. (A)	11,300	$956,545
Netflix, Inc. (A)	110,199	57,486,410
Roku, Inc. (A)	8,300	2,703,891
Sea, Ltd., ADR (A)	169,747	37,892,623
Spotify Technology SA (A)	51,228	13,726,543
The Walt Disney Company (A)	39,359	7,262,523
		120,028,535
Interactive media and services – 19.9%
Alphabet, Inc., Class A (A)	15,868	32,728,067
Alphabet, Inc., Class C (A)	70,727	146,307,994
Facebook, Inc., Class A (A)	544,111	160,257,008
IAC/InterActiveCorp (A)	5,300	1,146,443
Kuaishou Technology (A)(B)	26,000	902,998
Match Group, Inc. (A)	147,894	20,317,678
Pinterest, Inc., Class A (A)	85,676	6,342,594
Snap, Inc., Class A (A)	530,065	27,717,099
Tencent Holdings, Ltd.	819,500	65,402,259
		461,122,140

26

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media – 0.0%
Charter Communications, Inc., Class A (A)	567	$349,850
Wireless telecommunication services – 0.1%
T-Mobile US, Inc. (A)	30,200	3,783,758
		585,284,283
Consumer discretionary – 19.9%
Auto components – 0.2%
Aptiv PLC (A)	26,969	3,719,025
Hotels, restaurants and leisure – 1.2%
Chipotle Mexican Grill, Inc. (A)	11,618	16,507,087
Hilton Worldwide Holdings, Inc. (A)	11,007	1,330,966
Marriott International, Inc., Class A (A)	922	136,557
McDonald's Corp.	1,256	281,520
Starbucks Corp.	42,035	4,593,164
Yum! Brands, Inc.	57,120	6,179,242
		29,028,536
Internet and direct marketing retail – 15.0%
Alibaba Group Holding, Ltd., ADR (A)	259,348	58,801,972
Amazon.com, Inc. (A)	81,496	252,155,144
Booking Holdings, Inc. (A)	8,317	19,377,279
Coupang, Inc. (A)(C)	59,379	2,930,354
DoorDash, Inc., Class A (A)(C)	8,499	1,114,474
Etsy, Inc. (A)	30,274	6,105,358
JD.com, Inc., ADR (A)	46,770	3,944,114
Pinduoduo, Inc., ADR (A)	28,249	3,781,976
		348,210,671
Multiline retail – 0.8%
Dollar General Corp.	95,389	19,327,719
Dollar Tree, Inc. (A)	199	22,778
		19,350,497
Specialty retail – 1.2%
Carvana Company (A)	36,166	9,489,958
Ross Stores, Inc.	124,489	14,927,476
The TJX Companies, Inc.	51,117	3,381,390
		27,798,824
Textiles, apparel and luxury goods – 1.5%
Lululemon Athletica, Inc. (A)	47,701	14,630,374
NIKE, Inc., Class B	136,049	18,079,552
VF Corp.	18,826	1,504,574
		34,214,500
		462,322,053
Consumer staples – 0.0%
Personal products – 0.0%
The Estee Lauder Companies, Inc., Class A	3,357	976,383
Financials – 3.3%
Capital markets – 3.0%
Intercontinental Exchange, Inc.	76,943	8,592,994
Morgan Stanley	14,133	1,097,569
MSCI, Inc.	4,200	1,760,976
S&P Global, Inc.	46,834	16,526,314
The Charles Schwab Corp.	185,734	12,106,142
The Goldman Sachs Group, Inc.	85,114	27,832,278
		67,916,273
Insurance – 0.3%
Chubb, Ltd.	34,376	5,430,377
Marsh & McLennan Companies, Inc.	11,031	1,343,576
Willis Towers Watson PLC	3,360	769,037
		7,542,990
		75,459,263
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 11.8%
Biotechnology – 0.9%
AbbVie, Inc.	19,456	$2,105,528
Exact Sciences Corp. (A)	1,343	176,981
Incyte Corp. (A)	64,145	5,213,064
Vertex Pharmaceuticals, Inc. (A)	63,639	13,675,385
		21,170,958
Health care equipment and supplies – 3.9%
Abbott Laboratories	24,417	2,926,133
Align Technology, Inc. (A)	5,492	2,974,083
Becton, Dickinson and Company	1,337	325,092
Danaher Corp.	98,404	22,148,772
Dentsply Sirona, Inc.	67,000	4,275,270
Intuitive Surgical, Inc. (A)	38,759	28,640,575
Stryker Corp.	119,327	29,065,671
		90,355,596
Health care providers and services – 5.2%
Anthem, Inc.	35,582	12,772,159
Centene Corp. (A)	155,411	9,932,317
Cigna Corp.	119,546	28,899,050
HCA Healthcare, Inc.	86,892	16,365,239
Humana, Inc.	15,012	6,293,781
UnitedHealth Group, Inc.	122,417	45,547,693
		119,810,239
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	21,079	5,506,678
Life sciences tools and services – 0.8%
PPD, Inc. (A)	59,429	2,248,793
Thermo Fisher Scientific, Inc.	36,684	16,741,844
		18,990,637
Pharmaceuticals – 0.8%
AstraZeneca PLC, ADR (C)	54,000	2,684,880
Eli Lilly & Company	23,278	4,348,796
Zoetis, Inc.	70,849	11,157,301
		18,190,977
		274,025,085
Industrials – 2.3%
Airlines – 0.0%
United Airlines Holdings, Inc. (A)	2,813	161,860
Commercial services and supplies – 0.2%
Cintas Corp.	15,694	5,356,519
Copart, Inc. (A)	844	91,667
		5,448,186
Electrical equipment – 0.1%
Generac Holdings, Inc. (A)	3,800	1,244,310
Industrial conglomerates – 0.8%
General Electric Company	520,872	6,839,049
Honeywell International, Inc.	4,888	1,061,038
Roper Technologies, Inc.	23,818	9,606,752
		17,506,839
Machinery – 0.2%
Fortive Corp.	73,048	5,160,111
Parker-Hannifin Corp.	1,092	344,450
		5,504,561
Professional services – 0.6%
CoStar Group, Inc. (A)	14,027	11,528,651
Equifax, Inc.	10,810	1,958,015
		13,486,666
Road and rail – 0.4%
Kansas City Southern	3,962	1,045,651
Norfolk Southern Corp.	21,141	5,676,781

27

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Union Pacific Corp.	12,884	$2,839,762
		9,562,194
		52,914,616
Information technology – 36.6%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	41,414	5,346,962
IT services – 12.9%
Automatic Data Processing, Inc.	13,600	2,563,192
Fidelity National Information Services, Inc.	84,567	11,890,966
Fiserv, Inc. (A)	219,177	26,090,830
Global Payments, Inc.	240,663	48,512,848
Mastercard, Inc., Class A	154,425	54,983,021
MongoDB, Inc. (A)	6,298	1,684,274
PayPal Holdings, Inc. (A)	245,876	59,708,528
Shopify, Inc., Class A (A)	10,065	11,136,923
Snowflake, Inc., Class A (A)	1,625	372,580
Square, Inc., Class A (A)	6,309	1,432,458
Twilio, Inc., Class A (A)	11,158	3,802,200
Visa, Inc., Class A	335,756	71,089,618
Wix.com, Ltd. (A)	24,257	6,773,040
		300,040,478
Semiconductors and semiconductor equipment – 3.7%
Advanced Micro Devices, Inc. (A)	197,357	15,492,525
Applied Materials, Inc.	24,986	3,338,130
ASML Holding NV, NYRS	3,000	1,852,080
Marvell Technology Group, Ltd.	280,722	13,749,764
Maxim Integrated Products, Inc.	62,963	5,752,929
Microchip Technology, Inc.	22,600	3,507,972
Monolithic Power Systems, Inc.	6,250	2,207,563
NVIDIA Corp.	51,457	27,474,436
QUALCOMM, Inc.	430	57,014
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,000	709,680
Texas Instruments, Inc.	56,425	10,663,761
		84,805,854
Software – 14.9%
Atlassian Corp. PLC, Class A (A)	24,685	5,202,611
Coupa Software, Inc. (A)	21,808	5,549,700
Crowdstrike Holdings, Inc., Class A (A)	15,700	2,865,407
DocuSign, Inc. (A)	18,897	3,825,698
Fortinet, Inc. (A)	16,900	3,116,698
Intuit, Inc.	136,995	52,477,305
Microsoft Corp.	548,494	129,318,430
Paycom Software, Inc. (A)	6,958	2,574,877
salesforce.com, Inc. (A)	188,025	39,836,857
ServiceNow, Inc. (A)	107,860	53,941,865
Splunk, Inc. (A)	76,847	10,411,232
Synopsys, Inc. (A)	73,213	18,140,717
Workday, Inc., Class A (A)	33,984	8,442,645
Zoom Video Communications, Inc., Class A (A)	26,929	8,652,018
		344,356,060
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	923,727	112,833,253
		847,382,607
Materials – 0.6%
Chemicals – 0.4%
Linde PLC	26,011	7,286,722
The Sherwin-Williams Company	3,162	2,333,588
		9,620,310
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging – 0.2%
Avery Dennison Corp.	19,427	$3,567,769
		13,188,079
TOTAL COMMON STOCKS (Cost $1,302,033,531)		$2,311,552,369
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.0470% (D)(E)	544,185	5,444,521
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (D)	500,017	500,017
T. Rowe Price Government Reserve Fund, 0.0365% (D)	18,228,412	18,228,412
TOTAL SHORT-TERM INVESTMENTS (Cost $24,173,082)		$24,172,950
Total Investments (Blue Chip Growth Trust) (Cost $1,326,206,613) – 100.7%		$2,335,725,319
Other assets and liabilities, net – (0.7%)		(17,001,427)
TOTAL NET ASSETS – 100.0%		$2,318,723,892
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $5,331,239.
(D)	The rate shown is the annualized seven-day yield as of 3-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 17.2%
Entertainment – 4.6%
Netflix, Inc. (A)	39,090	$20,391,689
Roblox Corp., Class A (A)(B)	41,932	2,718,452
Spotify Technology SA (A)	32,853	8,802,961
		31,913,102
Interactive media and services – 12.6%
Alphabet, Inc., Class A (A)	8,327	17,174,604
Alphabet, Inc., Class C (A)	8,950	18,514,239
Facebook, Inc., Class A (A)	98,301	28,952,594
Match Group, Inc. (A)	101,293	13,915,632
Snap, Inc., Class A (A)	180,285	9,427,103
		87,984,172
		119,897,274
Consumer discretionary – 27.4%
Automobiles – 5.6%
Tesla, Inc. (A)	58,501	39,074,573
Hotels, restaurants and leisure – 1.3%
Airbnb, Inc., Class A (A)	3,482	654,407
Chipotle Mexican Grill, Inc. (A)	6,039	8,580,332
		9,234,739

28

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 8.1%
Amazon.com, Inc. (A)	16,183	$50,071,492
Farfetch, Ltd., Class A (A)	37,683	1,997,953
MercadoLibre, Inc. (A)	2,862	4,213,265
		56,282,710
Leisure products – 1.0%
Peloton Interactive, Inc., Class A (A)	63,104	7,095,414
Multiline retail – 1.3%
Target Corp.	46,320	9,174,602
Specialty retail – 3.4%
Carvana Company (A)	38,572	10,121,293
The Home Depot, Inc.	11,274	3,441,389
The TJX Companies, Inc.	150,966	9,986,401
		23,549,083
Textiles, apparel and luxury goods – 6.7%
Kering SA	14,803	10,214,918
Lululemon Athletica, Inc. (A)	26,952	8,266,448
LVMH Moet Hennessy Louis Vuitton SE	21,063	14,069,052
NIKE, Inc., Class B	103,950	13,813,916
		46,364,334
		190,775,455
Consumer staples – 3.3%
Food and staples retailing – 1.3%
Costco Wholesale Corp.	26,399	9,305,120
Personal products – 2.0%
The Estee Lauder Companies, Inc., Class A	48,329	14,056,490
		23,361,610
Financials – 1.1%
Capital markets – 1.1%
S&P Global, Inc.	10,542	3,719,956
The Goldman Sachs Group, Inc.	11,207	3,664,689
		7,384,645
Health care – 3.7%
Health care equipment and supplies – 2.1%
Danaher Corp.	32,376	7,287,190
DexCom, Inc. (A)	12,189	4,380,605
Intuitive Surgical, Inc. (A)	4,365	3,225,473
		14,893,268
Health care providers and services – 0.4%
Guardant Health, Inc. (A)	18,307	2,794,564
Health care technology – 0.2%
Teladoc Health, Inc. (A)	7,291	1,325,139
Pharmaceuticals – 1.0%
Eli Lilly & Company	37,955	7,090,753
		26,103,724
Industrials – 4.5%
Aerospace and defense – 0.9%
Safran SA	47,346	6,440,356
Road and rail – 3.6%
Uber Technologies, Inc. (A)	296,100	16,140,411
Union Pacific Corp.	38,624	8,513,116
		24,653,527
		31,093,883
Information technology – 42.4%
IT services – 17.5%
Adyen NV (A)(C)	6,085	13,578,094
Afterpay, Ltd. (A)	30,995	2,420,834
Mastercard, Inc., Class A	35,733	12,722,735
Okta, Inc. (A)	11,603	2,557,649
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	64,713	$15,714,905
Shopify, Inc., Class A (A)	24,850	27,496,525
Snowflake, Inc., Class A (A)	17,203	3,944,304
Square, Inc., Class A (A)	50,955	11,569,333
Twilio, Inc., Class A (A)	41,146	14,020,911
Visa, Inc., Class A	83,273	17,631,392
		121,656,682
Semiconductors and semiconductor equipment – 5.1%
NVIDIA Corp.	40,728	21,745,901
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	117,835	13,937,524
		35,683,425
Software – 14.3%
Adobe, Inc. (A)	40,393	19,201,620
Atlassian Corp. PLC, Class A (A)	25,850	5,448,146
Coupa Software, Inc. (A)	16,490	4,196,375
Crowdstrike Holdings, Inc., Class A (A)	40,350	7,364,279
Microsoft Corp.	115,515	27,234,972
RingCentral, Inc., Class A (A)	21,479	6,398,165
salesforce.com, Inc. (A)	49,838	10,559,177
ServiceNow, Inc. (A)	6,399	3,200,204
The Trade Desk, Inc., Class A (A)	10,112	6,589,586
Workday, Inc., Class A (A)	29,255	7,267,820
Zoom Video Communications, Inc., Class A (A)	8,035	2,581,565
		100,041,909
Technology hardware, storage and peripherals – 5.5%
Apple, Inc.	311,249	38,019,065
		295,401,081
TOTAL COMMON STOCKS (Cost $482,295,184)		$694,017,672
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 0.0470% (D)(E)	127,658	1,277,204
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (D)	6,408,049	6,408,049
TOTAL SHORT-TERM INVESTMENTS (Cost $7,685,279)		$7,685,253
Total Investments (Capital Appreciation Trust) (Cost $489,980,463) – 100.7%		$701,702,925
Other assets and liabilities, net – (0.7%)		(4,543,951)
TOTAL NET ASSETS – 100.0%		$697,158,974
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $1,251,720.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

29

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 68.9%
Communication services – 5.0%
Interactive media and services – 5.0%
Alphabet, Inc., Class A (A)(B)	1,107	$2,283,210
Alphabet, Inc., Class C (A)(B)	7,171	14,834,146
Facebook, Inc., Class A (B)	21,041	6,197,206
		23,314,562
Consumer discretionary – 8.4%
Hotels, restaurants and leisure – 4.1%
Hilton Worldwide Holdings, Inc. (A)(B)	21,022	2,541,980
Marriott International, Inc., Class A (A)(B)	23,043	3,412,899
McDonald's Corp.	4,300	963,802
Yum! Brands, Inc.	112,642	12,185,612
		19,104,293
Internet and direct marketing retail – 3.9%
Amazon.com, Inc. (A)(B)	5,795	17,930,194
Specialty retail – 0.4%
Ross Stores, Inc. (A)	16,119	1,932,829
		38,967,316
Consumer staples – 1.6%
Beverages – 1.5%
Keurig Dr. Pepper, Inc.	120,948	4,156,983
PepsiCo, Inc.	8,000	1,131,600
The Coca-Cola Company (A)	27,100	1,428,441
		6,717,024
Food products – 0.1%
Mondelez International, Inc., Class A	7,800	456,534
		7,173,558
Financials – 10.0%
Banks – 5.1%
Bank of America Corp. (A)	131,850	5,101,277
Huntington Bancshares, Inc.	254,848	4,006,211
TCF Financial Corp.	18,267	848,685
The PNC Financial Services Group, Inc.	78,201	13,717,237
		23,673,410
Capital markets – 1.0%
CME Group, Inc.	3,800	776,074
Intercontinental Exchange, Inc.	35,507	3,965,422
		4,741,496
Insurance – 3.9%
Arthur J. Gallagher & Company	22,348	2,788,360
Marsh & McLennan Companies, Inc.	125,399	15,273,598
		18,061,958
		46,476,864
Health care – 10.5%
Health care equipment and supplies – 3.5%
Danaher Corp. (A)	54,562	12,280,815
Envista Holdings Corp. (B)	84,670	3,454,536
Medtronic PLC (A)	3,800	448,894
		16,184,245
Health care providers and services – 5.0%
Humana, Inc. (A)	29,899	12,535,156
UnitedHealth Group, Inc.	28,279	10,521,768
		23,056,924
Life sciences tools and services – 2.0%
PerkinElmer, Inc.	30,520	3,915,411
Thermo Fisher Scientific, Inc.	12,429	5,672,347
		9,587,758
		48,828,927
Industrials – 8.1%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense – 0.8%
Lockheed Martin Corp.	2,700	$997,650
Northrop Grumman Corp. (A)	3,000	970,920
Teledyne Technologies, Inc. (B)	4,661	1,928,023
		3,896,593
Commercial services and supplies – 1.4%
Waste Connections, Inc.	56,061	6,053,467
Waste Management, Inc. (A)	3,900	503,178
		6,556,645
Industrial conglomerates – 4.9%
General Electric Company	1,449,617	19,033,471
Roper Technologies, Inc. (A)	8,948	3,609,086
		22,642,557
Machinery – 1.0%
Ingersoll Rand, Inc. (B)	89,587	4,408,576
		37,504,371
Information technology – 16.1%
Communications equipment – 0.3%
Cisco Systems, Inc.	29,700	1,535,787
Electronic equipment, instruments and components – 1.0%
TE Connectivity, Ltd.	34,222	4,418,402
IT services – 8.0%
Fiserv, Inc. (B)	107,891	12,843,345
FleetCor Technologies, Inc. (B)	18,007	4,837,220
Global Payments, Inc.	37,829	7,625,570
Visa, Inc., Class A (A)	55,223	11,692,366
		36,998,501
Semiconductors and semiconductor equipment – 0.4%
NXP Semiconductors NV	8,172	1,645,350
Software – 6.4%
Microsoft Corp.	102,202	24,096,158
salesforce.com, Inc. (B)	27,407	5,806,721
		29,902,879
		74,500,919
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
American Tower Corp.	2,568	613,906
Utilities – 9.1%
Electric utilities – 4.5%
American Electric Power Company, Inc.	164,956	13,971,773
Duke Energy Corp.	132	12,742
Evergy, Inc.	1,006	59,887
Exelon Corp.	148,362	6,489,354
		20,533,756
Multi-utilities – 4.6%
Ameren Corp.	98,750	8,034,300
NiSource, Inc.	250,455	6,038,470
Public Service Enterprise Group, Inc.	121,441	7,311,963
		21,384,733
		41,918,489
TOTAL COMMON STOCKS (Cost $251,707,357)		$319,298,912
PREFERRED SECURITIES – 1.3%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	25,360
Health care – 0.1%
Health care equipment and supplies – 0.0%
Boston Scientific Corp., 5.500%	2,577	276,409

30

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Life sciences tools and services – 0.1%
Avantor, Inc., 6.250%	3,099	$279,747
		556,156
Utilities – 1.2%
Electric utilities – 0.4%
Alabama Power Company, 5.000%	5,350	141,454
American Electric Power Company, Inc., 6.125%	12,402	598,521
Duke Energy Corp., 5.625%	8,036	215,686
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	657	16,747
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	27,553	694,611
		1,667,019
Multi-utilities – 0.8%
CMS Energy Corp., 5.875%	41,200	1,138,768
CMS Energy Corp., 5.875%	50,000	1,358,000
DTE Energy Company, 5.250%	19,101	498,345
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	20,000	557,400
		3,552,513
		5,219,532
TOTAL PREFERRED SECURITIES (Cost $5,362,420)		$5,801,048
CORPORATE BONDS - 8.2%
Communication services - 2.9%
Altice Financing SA 7.500%, 05/15/2026 (C)	$425,000	444,125
Altice France Holding SA 10.500%, 05/15/2027 (C)	200,000	224,944
CCO Holdings LLC
4.000%, 03/01/2023 (C)	416,000	420,083
5.000%, 02/01/2028 (C)	2,095,000	2,215,777
5.125%, 05/01/2027 (C)	1,341,000	1,417,859
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,407,735
4.875%, 04/15/2028	1,790,000	2,024,938
4.875%, 06/15/2030 (C)	40,000	46,062
5.500%, 02/15/2022	45,000	46,800
5.875%, 02/15/2025 to 11/15/2028	2,810,000	3,373,243
6.375%, 05/15/2029	1,165,000	1,444,600
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (C)	136,000	147,390
Sirius XM Radio, Inc. 3.875%, 08/01/2022 (C)	45,000	45,169
T-Mobile USA, Inc. 6.000%, 03/01/2023	165,000	166,031
		13,424,756
Consumer discretionary - 2.2%
Cedar Fair LP
5.250%, 07/15/2029	384,000	394,710
5.375%, 06/01/2024 to 04/15/2027	1,441,000	1,464,106
5.500%, 05/01/2025 (C)	35,000	36,839
6.500%, 10/01/2028 (C)	345,000	370,875
Clarios Global LP
6.250%, 05/15/2026 (C)	90,000	95,584
6.750%, 05/15/2025 (C)	30,000	32,091
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (C)	1,442,000	1,512,298
5.250%, 06/01/2026 (C)	1,005,000	1,035,733
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Life Time, Inc. 5.750%, 01/15/2026 (C)	$365,000	$375,512
Marriott International, Inc. 3.125%, 06/15/2026	120,000	125,918
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (C)	939,000	948,033
5.500%, 04/15/2027 (C)	511,000	529,524
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	434,000	469,263
Yum! Brands, Inc.
3.750%, 11/01/2021	975,000	981,094
3.875%, 11/01/2023	440,000	463,650
4.750%, 01/15/2030 (C)	2,000	2,115
5.350%, 11/01/2043	579,000	610,845
6.875%, 11/15/2037	367,000	444,070
		9,892,260
Financials - 0.9%
Acrisure LLC 7.000%, 11/15/2025 (C)	650,000	671,125
AmWINS Group, Inc. 7.750%, 07/01/2026 (C)	235,000	251,450
HUB International, Ltd. 7.000%, 05/01/2026 (C)	1,380,000	1,433,006
State Street Corp. (3 month LIBOR + 3.597%) 3.781%, 06/15/2021 (D)(E)	145,000	145,399
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.607%, 06/20/2021 (D)(E)	450,000	449,903
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (D)	390,000	425,588
USI, Inc. 6.875%, 05/01/2025 (C)	654,000	665,445
		4,041,916
Health care - 0.2%
Elanco Animal Health, Inc. 4.912%, 08/27/2021	416,000	419,640
Teleflex, Inc.
4.625%, 11/15/2027	285,000	301,744
4.875%, 06/01/2026	331,000	339,275
		1,060,659
Industrials - 1.3%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	157,715	164,024
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	700,000	747,179
4.750%, 10/20/2028 (C)	390,000	424,084
General Electric Company (3 month LIBOR + 3.330%) 3.514%, 06/15/2021 (D)(E)	2,990,000	2,825,550
Korn Ferry 4.625%, 12/15/2027 (C)	90,000	91,688
Lennox International, Inc. 3.000%, 11/15/2023	90,000	94,919
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	280,000	306,950
Sensata Technologies BV
4.875%, 10/15/2023 (C)	110,000	117,821
5.000%, 10/01/2025 (C)	325,000	359,125
5.625%, 11/01/2024 (C)	90,000	99,900

31

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	$98,605	$99,591
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	13,156	12,630
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	46,940	46,881
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	145,145	141,153
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	50,546	50,609
Welbilt, Inc. 9.500%, 02/15/2024	362,000	372,860
Xylem, Inc. 4.875%, 10/01/2021	60,000	61,273
		6,016,237
Information technology - 0.5%
Solera LLC 10.500%, 03/01/2024 (C)	2,180,000	2,252,158
Real estate - 0.1%
SBA Communications Corp.
3.875%, 02/15/2027	195,000	199,329
4.875%, 09/01/2024	335,000	344,001
		543,330
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)	575,000	593,688
TOTAL CORPORATE BONDS (Cost $35,265,266)		$37,825,004
TERM LOANS (F) – 7.3%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	740,000	731,904
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	129,675	129,243
		861,147
Consumer discretionary – 0.4%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.109%, 11/30/2023	519,574	517,869
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%) 4.250%, 12/15/2027	384,038	382,236
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	720,817	719,015
SeaWorld Parks & Entertainment, Inc., Term Loan B5 (1 month LIBOR + 3.000%) 3.750%, 03/31/2024	228,808	224,697
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.500%, 12/21/2027	200,000	199,000
		2,042,817
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Consumer staples – 0.1%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.109%, 01/26/2024	$20,027	$20,006
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.250%) 5.250%, 10/01/2026	325,000	324,350
		344,356
Financials – 2.6%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%) 4.250%, 10/08/2027	496,731	495,221
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.359%, 05/09/2025	369,570	364,732
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.359%, 05/09/2025	178,636	176,139
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 3.215%, 04/25/2025	6,379,129	6,284,909
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	2,535,460	2,531,860
Hyperion Refinance Sarl, 2020 Delayed Draw Term Loan (1 month LIBOR + 3.750%) 4.750%, 11/12/2027	245,219	245,015
Hyperion Refinance Sarl, 2020 Incremental Term Loan B (1 month LIBOR + 3.750%) 4.750%, 11/12/2027	203,146	202,977
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.250%) 4.000%, 09/01/2027	238,800	238,401
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.203%, 05/16/2024	1,164,880	1,150,948
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.449%, 12/02/2026	403,843	399,587
		12,089,789
Health care – 1.1%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.250%) 3.750%, 12/23/2027	460,000	455,529
CPI Holdco LLC, 2021 Term Loan (1 month LIBOR + 4.000%) 4.109%, 11/04/2026	203,736	203,430
Dentalcorp Health Services ULC, 1st Lien Term Loan (1 month LIBOR + 3.750%) 4.750%, 06/06/2025	543,322	538,058
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.375%, 02/20/2023	850,000	828,750
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.609%, 04/30/2025	1,225,345	1,202,921
Heartland Dental LLC, Incremental Term Loan (1 month LIBOR + 4.500%) 4.609%, 04/30/2025	84,569	83,406

32

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Health care (continued)
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.000%) 3.109%, 04/21/2027		$1,156,284	$1,141,345
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.859%, 02/14/2025		84,348	82,885
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.359%, 02/14/2025		49,618	49,163
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		342,628	341,257
			4,926,744
Industrials – 1.1%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		952,613	951,660
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.115%, 03/29/2025		93,992	92,559
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	519,223	605,720
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 4.500%, 03/29/2025		$89,550	89,393
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		1,735,000	1,841,546
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		865,000	907,385
Vertical U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.478%, 07/30/2027		268,652	269,055
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.607%, 10/23/2025		175,000	167,125
			4,924,443
Information technology – 1.8%
Applied Systems, Inc., 2017 1st Lien Term Loan (3 month LIBOR + 3.000%) 3.500%, 09/19/2024		474,023	471,890
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.250%, 09/19/2025		140,000	140,700
Ascend Learning LLC, 2017 Term Loan B (1 month LIBOR + 3.000%) 4.000%, 07/12/2024		49,742	49,481
Azalea Topco, Inc., Term Loan (3 month LIBOR + 3.500%) 3.712%, 07/24/2026		765,483	758,211
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024		3,551,676	3,546,597
RealPage, Inc., 2nd Lien Term Loan TBD 03/31/2026 (G)		75,000	76,875
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Information technology (continued)
RealPage, Inc., Term Loan TBD 02/17/2028 (G)	$765,000	$761,068
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%) 4.000%, 05/04/2026	2,592,784	2,592,784
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.859%, 05/04/2026	162,525	162,249
		8,559,855
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.111%, 10/20/2024	139,335	138,673
TOTAL TERM LOANS (Cost $33,802,659)		$33,887,824
ASSET BACKED SECURITIES - 0.3%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	504,400	543,027
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	478,975	503,302
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	212,850	223,725
Wendy's Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (C)	322,178	331,169
TOTAL ASSET BACKED SECURITIES (Cost $1,506,628)		$1,601,223
SHORT-TERM INVESTMENTS – 15.5%
Short-term funds – 14.4%
T. Rowe Price Government Reserve Fund, 0.0365% (H)	66,701,495	66,701,495
Repurchase agreement – 1.1%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $5,053,000 on 4-1-21, collateralized by $5,027,900 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $5,154,081)	$5,053,000	5,053,000
TOTAL SHORT-TERM INVESTMENTS (Cost $71,754,495)		$71,754,495
Total Investments (Capital Appreciation Value Trust) (Cost $399,398,825) – 101.5%		$470,168,506
Other assets and liabilities, net – (1.5%)		(6,724,252)
TOTAL NET ASSETS – 100.0%		$463,444,254
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

33

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
Capital Appreciation Value Trust (continued)
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 3-31-21.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	$18,442	$(33,423)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(33,423)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(32,363)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	17,130	(31,328)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(26,524)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(198,859)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(191,576)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(147,544)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(30,318)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(29,245)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(24,276)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(10,358)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(10,358)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(8,641)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(8,641)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(8,641)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(7,210)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(7,210)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(7,210)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(7,210)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(6,022)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(6,022)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(5,040)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(5,040)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(8,464)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(17,412)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(3,040)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(1,935)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(9,514)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(3,322)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(2,114)
CITI	American Tower Corp.	USD	210.00	Jan 2022	6	600	14,982	(22,305)
CITI	American Tower Corp.	USD	220.00	Jan 2022	6	600	11,982	(18,254)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	11,039	(17,097)
CITI	American Tower Corp.	USD	230.00	Jan 2022	2	200	4,641	(4,885)
CITI	American Tower Corp.	USD	240.00	Jan 2022	2	200	3,811	(3,844)
CITI	American Tower Corp.	USD	250.00	Jan 2022	2	200	3,041	(2,968)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	250	25,000	52,500	(241,822)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,141	(399,476)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	129	12,900	31,631	(104,893)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(158,077)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	190	19,000	52,947	(94,214)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	39	3,900	13,323	(13,861)
CSFB	Bank of America Corp.	USD	45.00	Jan 2022	38	3,800	7,138	(7,359)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	48	4,800	22,416	(39,423)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	25	2,500	11,425	(20,533)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	26	2,600	11,102	(21,354)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	48	4,800	17,136	(31,194)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	25	2,500	8,675	(16,247)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	26	2,600	8,502	(16,897)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	48	4,800	12,816	(24,068)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	25	2,500	6,550	(12,536)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	26	2,600	6,292	(13,037)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	19	1,900	20,869	(20,549)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	19	1,900	16,115	(14,663)
34

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	40	4,000	$76,280	$(51,178)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	4	400	6,485	(2,963)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	4	400	5,280	(2,206)
CITI	Exelon Corp.	USD	40.00	Jan 2022	16	1,600	7,712	(8,642)
CITI	Exelon Corp.	USD	40.00	Jan 2022	5	500	2,092	(2,701)
CITI	Exelon Corp.	USD	43.00	Jan 2022	16	1,600	5,312	(5,789)
CITI	Exelon Corp.	USD	43.00	Jan 2022	5	500	1,420	(1,809)
CITI	Exelon Corp.	USD	45.00	Jan 2022	16	1,600	3,984	(4,271)
CITI	Exelon Corp.	USD	45.00	Jan 2022	5	500	1,040	(1,335)
CITI	Exelon Corp.	USD	47.00	Jan 2022	95	9,500	16,161	(18,199)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(4,468)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(41,521)
JPM	General Electric Company	USD	12.00	Jan 2022	160	16,000	24,437	(38,497)
JPM	General Electric Company	USD	12.00	Jan 2022	159	15,900	25,825	(38,257)
JPM	General Electric Company	USD	15.00	Jan 2022	160	16,000	13,309	(19,038)
JPM	General Electric Company	USD	15.00	Jan 2022	159	15,900	13,361	(18,919)
SFG	General Electric Company	USD	15.00	Jan 2022	636	63,600	69,324	(75,675)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	8	800	8,222	(10,161)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	4	400	3,927	(5,080)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	5	500	5,015	(6,351)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	8	800	6,917	(8,632)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	4	400	3,288	(4,316)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	5	500	4,196	(5,395)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	12	1,200	17,773	(12,949)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	12	1,200	15,717	(10,951)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	38	3,800	53,311	(34,677)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	38	3,800	45,916	(29,206)
CSFB	Humana, Inc.	USD	480.00	Jan 2022	2	200	6,018	(3,637)
CSFB	Humana, Inc.	USD	500.00	Jan 2022	2	200	4,724	(2,664)
JPM	Huntington Bancshares, Inc.	USD	17.00	Jan 2022	47	4,700	4,841	(5,669)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	9,747	(3,850)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	16	1,600	7,294	(2,513)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	95	9,500	20,710	(39,958)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	9	900	28,233	(38,936)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	9	900	20,583	(28,137)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	9	900	15,993	(21,507)
CSFB	Marriott International, Inc.	USD	145.00	Jan 2022	15	1,500	18,440	(30,539)
CSFB	Marriott International, Inc.	USD	145.00	Jan 2022	2	200	2,376	(4,072)
CSFB	Marriott International, Inc.	USD	145.00	Jan 2022	8	800	10,193	(16,287)
CSFB	Marriott International, Inc.	USD	150.00	Jan 2022	15	1,500	16,180	(27,022)
CSFB	Marriott International, Inc.	USD	150.00	Jan 2022	2	200	2,097	(3,603)
CSFB	Marriott International, Inc.	USD	150.00	Jan 2022	8	800	8,956	(14,412)
CSFB	Marriott International, Inc.	USD	165.00	Jan 2022	9	900	15,242	(11,009)
CSFB	Marriott International, Inc.	USD	170.00	Jan 2022	9	900	13,778	(9,614)
CITI	McDonald's Corp.	USD	210.00	Jan 2022	8	800	15,192	(18,756)
RBC	McDonald's Corp.	USD	210.00	Jan 2022	6	600	10,902	(14,067)
CITI	McDonald's Corp.	USD	220.00	Jan 2022	8	800	11,416	(14,005)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	7	700	9,709	(12,255)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	8	800	8,456	(10,088)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	6	600	6,132	(7,566)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	13	1,300	15,756	(15,093)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	13	1,300	9,711	(8,902)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	12	1,200	6,684	(6,095)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	21	2,100	27,447	(33,197)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	21	2,100	24,717	(29,316)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	21	2,100	22,197	(25,822)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	16	1,600	23,712	(17,289)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	17	1,700	22,559	(16,114)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	16	1,600	19,472	(13,284)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(47,222)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	26	2,600	12,272	(11,382)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	26	2,600	9,152	(8,078)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	26	2,600	5,122	(5,524)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,835	(19,419)
35

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	$13,485	$(19,419)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,285	(15,040)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,835	(15,040)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	8,785	(12,516)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	9,085	(12,516)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	8	800	14,105	(23,733)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	7	700	13,563	(20,767)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	8	800	13,168	(21,761)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	7	700	12,245	(19,041)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	8	800	11,205	(18,171)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	7	700	10,451	(15,900)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	13	1,300	14,781	(12,463)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	14	1,400	15,218	(13,421)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	13	1,300	11,856	(9,393)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	14	1,400	11,998	(10,115)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	12	1,200	6,504	(4,572)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	14	1,400	7,028	(5,334)
GSI	Roper Technologies, Inc.	USD	420.00	May 2021	8	800	12,536	(7,205)
GSI	Roper Technologies, Inc.	USD	440.00	May 2021	9	900	7,893	(3,287)
JPM	Roper Technologies, Inc.	USD	480.00	Aug 2021	13	1,300	15,990	(4,510)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	6	600	6,143	(5,972)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	3	300	3,132	(2,497)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	6	600	5,599	(4,994)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	3	300	2,596	(2,080)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	1	100	2,194	(3,733)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	2	200	4,661	(7,466)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	1	100	1,885	(3,230)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	2	200	3,945	(6,460)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	38	3,800	15,630	(18,207)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	52	5,200	16,224	(24,914)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	38	3,800	11,420	(12,986)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	52	5,200	11,544	(17,770)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	39	3,900	8,341	(9,228)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	52	5,200	8,164	(12,303)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	12	1,200	14,316	(17,971)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	12	1,200	12,237	(15,137)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	13	1,300	17,112	(16,398)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	12	1,200	10,459	(12,629)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	13	1,300	14,782	(13,681)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	13	1,300	12,714	(11,309)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	19	1,900	17,331	(13,559)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	18	1,800	16,358	(12,846)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	19	1,900	14,489	(11,033)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	18	1,800	12,214	(10,452)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	3	300	8,122	(2,785)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	5	500	14,180	(4,641)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	3	300	6,712	(2,159)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	5	500	11,735	(3,599)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	6	600	14,447	(14,372)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	6	600	11,921	(12,201)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	6	600	10,918	(10,275)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	19	1,900	26,638	(27,269)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	22	2,200	29,373	(27,066)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(8,612)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(7,382)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(17,224)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	18	1,800	22,176	(22,145)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	22	2,200	25,978	(23,037)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(7,330)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(6,283)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(14,660)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	19	1,900	20,463	(19,896)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	22	2,200	22,406	(19,471)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	12	1,200	15,050	(8,914)
36

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	12	1,200	$13,240	$(7,430)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	43	4,300	36,712	(22,041)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(6,664)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(4,479)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(2,938)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	6	600	4,812	(10,279)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	7	700	5,649	(11,992)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	6	600	4,482	(8,148)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	7	700	5,089	(9,506)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	6	600	2,502	(4,790)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	7	700	2,639	(5,588)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	7	700	7,854	(7,268)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	7	700	6,209	(5,489)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	22	2,200	9,424	(9,183)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	6	600	2,742	(2,504)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	14	1,400	6,398	(5,844)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	9,063	(7,931)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	25	2,500	8,050	(7,410)
							$3,338,110	$(4,231,792)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 57.8%
U.S. Government – 29.6%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$34,818,000	$28,348,292
1.375%, 11/15/2040 to 08/15/2050	22,203,000	18,524,037
1.625%, 11/15/2050	12,616,000	10,512,676
1.875%, 02/15/2041 to 02/15/2051	15,604,000	14,251,879
2.500%, 02/15/2045	5,256,000	5,365,637
U.S. Treasury Notes
0.125%, 05/31/2022 to 01/15/2024	82,738,000	82,598,682
0.250%, 03/15/2024 to 10/31/2025	42,828,000	42,338,138
0.375%, 11/30/2025 to 12/31/2025	23,483,000	22,945,802
0.500%, 08/31/2027	8,786,000	8,351,505
0.875%, 01/31/2026	11,505,000	11,405,230
1.125%, 02/15/2031	7,419,000	7,009,796
1.250%, 03/31/2028	7,074,000	7,001,049
1.375%, 05/31/2021 to 01/31/2025	21,316,000	21,445,877
1.500%, 10/31/2024 to 11/30/2024	12,569,000	12,997,630
1.750%, 11/30/2021	903,000	913,088
2.000%, 02/15/2023	4,277,000	4,423,354
3.125%, 05/15/2021	4,453,000	4,469,529
		302,902,201
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 28.2%
Federal Home Loan Mortgage Corp.
2.827%, (12 month LIBOR + 1.641%), 05/01/2049 (A)	$747,424	$777,499
3.000%, 02/01/2050	168,927	177,802
3.500%, 04/01/2049 to 11/01/2049	3,252,272	3,465,832
4.000%, 01/01/2035 to 07/01/2049	12,883,183	14,138,361
4.500%, 06/01/2039 to 08/01/2049	5,056,997	5,641,534
5.000%, 03/01/2049	2,323,382	2,641,666
Federal National Mortgage Association
1.500%, TBA (B)	5,400,000	5,413,982
2.000%, TBA (B)	48,400,000	48,742,980
2.500%, TBA (B)	44,500,000	45,580,974
2.500%, 12/01/2035 to 10/01/2050	22,132,771	23,015,030
2.687%, (12 month LIBOR + 1.586%), 01/01/2046 (A)	2,044,608	2,124,196
2.765%, (12 month LIBOR + 1.579%), 06/01/2045 (A)	571,274	591,313
3.000%, 01/01/2043 to 07/01/2060	9,231,639	9,857,806
3.500%, 06/01/2049 to 11/01/2049	1,640,027	1,740,601
4.000%, 09/01/2033 to 12/01/2049	13,442,572	14,887,424
4.500%, 05/01/2034 to 01/01/2059	21,440,954	24,180,539
5.000%, 07/01/2044 to 11/01/2049	16,030,411	18,308,726

37

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
5.500%, 12/01/2048 to 06/01/2049	$3,283,944	$3,782,347
Government National Mortgage Association
2.000%, TBA (B)	10,900,000	10,982,385
2.500%, TBA (B)	4,000,000	4,125,800
2.500%, 01/20/2051 to 03/20/2051	16,645,151	17,189,941
3.500%, 01/20/2048	933,687	1,018,395
4.000%, 06/20/2047 to 07/20/2049	13,671,459	14,825,125
4.500%, 08/15/2047 to 05/20/2049	4,002,256	4,405,049
5.000%, 12/20/2039 to 03/20/2049	10,184,295	11,184,380
		288,799,687
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $599,111,304)		$591,701,888
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Chile – 0.1%
Republic of Chile 3.500%, 04/15/2053	881,000	888,999
Colombia – 0.1%
Republic of Colombia 3.875%, 02/15/2061	1,056,000	946,440
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	816,000	847,696
Mexico – 0.5%
Government of Mexico
2.659%, 05/24/2031	1,439,000	1,357,092
3.750%, 04/19/2071	945,000	821,678
4.350%, 01/15/2047	400,000	396,796
4.500%, 04/22/2029	1,416,000	1,569,976
4.600%, 02/10/2048	387,000	396,156
4.750%, 03/08/2044	426,000	449,017
		4,990,715
Paraguay – 0.1%
Republic of Paraguay
2.739%, 01/29/2033 (C)(D)	482,000	462,720
5.400%, 03/30/2050 (C)	647,000	728,852
		1,191,572
Peru – 0.3%
Republic of Peru
2.392%, 01/23/2026	675,000	694,724
2.783%, 01/23/2031	1,533,000	1,533,322
3.300%, 03/11/2041	844,000	821,448
		3,049,494
United Arab Emirates – 0.1%
Government of Abu Dhabi 2.500%, 04/16/2025 (C)	1,180,000	1,244,003
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,380,748)		$13,158,919
CORPORATE BONDS – 30.0%
Communication services – 2.2%
AT&T, Inc.
2.250%, 02/01/2032	751,000	714,305
3.000%, 06/30/2022	795,000	817,116
3.100%, 02/01/2043	163,000	152,089
3.500%, 06/01/2041	344,000	339,335
3.500%, 09/15/2053 (C)	574,000	530,454
3.550%, 09/15/2055 (C)	576,000	527,101
3.800%, 12/01/2057 (C)	616,000	586,054
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC
3.500%, 06/01/2041	$669,000	$634,468
3.900%, 06/01/2052	544,000	522,305
4.464%, 07/23/2022	307,000	320,187
4.800%, 03/01/2050	626,000	671,520
Comcast Corp.
1.500%, 02/15/2031	1,155,000	1,071,562
1.950%, 01/15/2031	460,000	443,027
3.750%, 04/01/2040	787,000	863,500
3.950%, 10/15/2025	228,000	254,708
4.150%, 10/15/2028	391,000	447,473
4.600%, 10/15/2038	791,000	954,807
Electronic Arts, Inc. 1.850%, 02/15/2031	556,000	524,277
Telefonica Emisiones SA 5.520%, 03/01/2049	253,000	309,115
T-Mobile USA, Inc.
1.500%, 02/15/2026 (C)	860,000	851,606
2.050%, 02/15/2028 (C)	2,086,000	2,045,365
3.500%, 04/15/2025 (C)	490,000	528,651
3.750%, 04/15/2027 (C)	2,080,000	2,273,773
Verizon Communications, Inc.
2.550%, 03/21/2031	405,000	404,633
2.650%, 11/20/2040	1,351,000	1,234,612
2.875%, 11/20/2050	582,000	517,271
3.400%, 03/22/2041	651,000	660,886
3.550%, 03/22/2051	648,000	647,091
3.700%, 03/22/2061	810,000	800,375
4.329%, 09/21/2028	224,000	256,451
4.522%, 09/15/2048	255,000	295,770
ViacomCBS, Inc.
4.200%, 05/19/2032	203,000	226,914
4.375%, 03/15/2043	94,000	101,432
4.600%, 01/15/2045	62,000	69,436
5.850%, 09/01/2043	224,000	286,095
Vodafone Group PLC 4.250%, 09/17/2050 (D)	447,000	492,448
		22,376,212
Consumer discretionary – 1.7%
Amazon.com, Inc.
2.500%, 06/03/2050	55,000	49,194
2.700%, 06/03/2060	151,000	133,932
General Motors Company 5.400%, 04/01/2048	405,000	480,100
General Motors Financial Company, Inc. 1.700%, 08/18/2023	731,000	744,473
Hyundai Capital America
0.800%, 01/08/2024 (C)	1,019,000	1,010,168
1.250%, 09/18/2023 (C)	501,000	504,623
1.300%, 01/08/2026 (C)	1,001,000	978,326
1.800%, 10/15/2025 (C)	842,000	841,145
2.375%, 10/15/2027 (C)	501,000	502,525
Lowe's Companies, Inc.
2.625%, 04/01/2031	813,000	815,315
3.500%, 04/01/2051	179,000	182,551
Marriott International, Inc.
2.850%, 04/15/2031	1,451,000	1,424,080
4.625%, 06/15/2030	126,000	140,956
5.750%, 05/01/2025	595,000	682,758
McDonald's Corp.
1.450%, 09/01/2025	250,000	252,390
3.700%, 01/30/2026	493,000	543,341
Nissan Motor Acceptance Corp. 2.750%, 03/09/2028 (C)	506,000	501,884

38

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nissan Motor Company, Ltd.
3.522%, 09/17/2025 (C)	$283,000	$299,791
4.810%, 09/17/2030 (C)	376,000	412,392
Starbucks Corp.
1.300%, 05/07/2022	409,000	413,192
3.350%, 03/12/2050	327,000	319,934
3.500%, 11/15/2050	710,000	710,788
The Home Depot, Inc.
2.375%, 03/15/2051	411,000	352,712
2.700%, 04/15/2030	399,000	415,942
2.950%, 06/15/2029	181,000	191,900
3.125%, 12/15/2049	1,254,000	1,232,280
3.300%, 04/15/2040	133,000	139,835
3.350%, 04/15/2050	324,000	336,027
The Leland Stanford Junior University 1.289%, 06/01/2027	68,000	67,880
Toyota Motor Corp. 1.339%, 03/25/2026	1,297,000	1,293,678
Yale University
0.873%, 04/15/2025	575,000	575,726
1.482%, 04/15/2030	493,000	469,836
		17,019,674
Consumer staples – 1.7%
Altria Group, Inc.
2.350%, 05/06/2025	140,000	145,129
2.450%, 02/04/2032	379,000	362,089
3.400%, 02/04/2041	1,041,000	965,874
3.875%, 09/16/2046	667,000	647,162
4.000%, 02/04/2061	429,000	396,603
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	910,000	1,066,036
4.900%, 02/01/2046	821,000	980,720
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	294,000	301,991
4.150%, 01/23/2025	679,000	754,576
4.375%, 04/15/2038	956,000	1,086,625
4.600%, 04/15/2048	859,000	983,366
BAT Capital Corp.
2.259%, 03/25/2028	379,000	373,145
2.726%, 03/25/2031	1,055,000	1,020,318
3.557%, 08/15/2027	643,000	684,486
4.700%, 04/02/2027	344,000	387,222
4.906%, 04/02/2030	176,000	200,955
BAT International Finance PLC 1.668%, 03/25/2026	1,081,000	1,069,950
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	856,000	856,373
3.250%, 08/15/2026	869,000	924,002
3.750%, 09/25/2027	602,000	660,337
Costco Wholesale Corp. 1.600%, 04/20/2030	2,161,000	2,069,621
The Estee Lauder Companies, Inc. 1.950%, 03/15/2031	973,000	942,963
Walmart, Inc.
3.050%, 07/08/2026	302,000	328,145
4.050%, 06/29/2048	8,000	9,473
		17,217,161
Energy – 3.1%
Aker BP ASA
2.875%, 01/15/2026 (C)	301,000	310,852
4.000%, 01/15/2031 (C)	454,000	473,264
BP Capital Markets America, Inc.
1.749%, 08/10/2030	657,000	620,586
2.772%, 11/10/2050	789,000	688,029
3.194%, 04/06/2025	802,000	862,994
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets America, Inc. (continued)
3.379%, 02/08/2061	$273,000	$253,026
3.543%, 04/06/2027	807,000	883,283
Devon Energy Corp.
4.750%, 05/15/2042	170,000	180,355
5.000%, 06/15/2045	170,000	185,769
5.600%, 07/15/2041	260,000	299,956
5.850%, 12/15/2025	1,480,000	1,725,717
Diamondback Energy, Inc.
0.900%, 03/24/2023	1,130,000	1,130,724
3.250%, 12/01/2026	996,000	1,049,713
3.500%, 12/01/2029	592,000	614,406
4.400%, 03/24/2051	678,000	694,589
Enable Midstream Partners LP
3.900%, 05/15/2024	89,000	94,812
4.150%, 09/15/2029	379,000	394,113
4.400%, 03/15/2027	641,000	692,854
4.950%, 05/15/2028	1,087,000	1,198,270
Enbridge, Inc. 2.500%, 01/15/2025	1,129,000	1,176,691
Energy Transfer Operating LP
4.050%, 03/15/2025	1,548,000	1,672,604
5.250%, 04/15/2029	259,000	294,816
6.000%, 06/15/2048	131,000	150,693
6.050%, 06/01/2041	149,000	170,267
Enterprise Products Operating LLC 3.950%, 01/31/2060	659,000	660,221
Equinor ASA 3.250%, 11/18/2049	237,000	232,060
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (C)	974,000	973,582
2.160%, 03/31/2034 (C)	734,000	711,061
2.625%, 03/31/2036 (C)	459,000	438,896
2.940%, 09/30/2040 (C)	498,000	480,133
HollyFrontier Corp. 2.625%, 10/01/2023	348,000	358,577
Marathon Oil Corp. 5.200%, 06/01/2045	329,000	358,878
Oleoducto Central SA 4.000%, 07/14/2027 (C)	246,000	259,901
ONEOK Partners LP 6.650%, 10/01/2036	347,000	435,207
ONEOK, Inc.
3.100%, 03/15/2030	548,000	551,608
3.400%, 09/01/2029	215,000	221,219
4.000%, 07/13/2027	138,000	149,648
4.350%, 03/15/2029	232,000	253,065
4.450%, 09/01/2049	257,000	256,331
4.950%, 07/13/2047	64,000	67,043
5.850%, 01/15/2026	82,000	95,995
Petroleos del Peru SA 5.625%, 06/19/2047 (C)	463,000	486,451
Petroleos Mexicanos
2.378%, 04/15/2025	618,750	640,369
2.460%, 12/15/2025	1,620,500	1,689,701
Pioneer Natural Resources Company
0.750%, 01/15/2024	672,000	669,629
1.125%, 01/15/2026	672,000	659,750
1.900%, 08/15/2030	863,000	800,919
Plains All American Pipeline LP
3.550%, 12/15/2029	630,000	628,147
4.900%, 02/15/2045	140,000	136,930
The Williams Companies, Inc. 2.600%, 03/15/2031	1,384,000	1,352,759

39

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Total Capital International SA 3.127%, 05/29/2050	$503,000	$473,536
WPX Energy, Inc. 5.250%, 09/15/2024	1,958,000	2,170,933
		32,030,932
Financials – 8.2%
Ally Financial, Inc. 5.750%, 11/20/2025	1,152,000	1,308,761
American International Group, Inc.
3.400%, 06/30/2030	725,000	770,645
4.375%, 06/30/2050	429,000	489,702
American Tower Corp.
1.600%, 04/15/2026	653,000	654,489
2.700%, 04/15/2031	489,000	489,552
Antares Holdings LP 3.950%, 07/15/2026 (C)	678,000	683,755
Athene Global Funding 2.500%, 03/24/2028 (C)	1,307,000	1,303,876
Athene Holding, Ltd.
3.500%, 01/15/2031	242,000	248,676
4.125%, 01/12/2028	649,000	706,877
Banco Santander SA
1.849%, 03/25/2026	1,200,000	1,197,701
2.958%, 03/25/2031	400,000	397,692
Bank of America Corp. 3.500%, 04/19/2026	163,000	178,689
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 1.197%, 10/24/2026	2,456,000	2,424,165
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 1.319%, 06/19/2026	1,453,000	1,448,568
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 1.658%, 03/11/2027	1,746,000	1,751,272
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 1.898%, 07/23/2031	994,000	933,703
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 1.922%, 10/24/2031	539,000	507,234
Bank of America Corp. (2.015% to 2-13-25, then SOFR + 0.902%) 2.015%, 02/13/2026	163,000	166,952
Bank of America Corp. (2.456% to 10-22-24, then SOFR + 1.132%) 2.456%, 10/22/2025	892,000	934,985
Bank of America Corp. (2.496% to 2-13-30, then SOFR + 1.252%) 2.496%, 02/13/2031	906,000	897,658
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 2.592%, 04/29/2031	1,040,000	1,037,829
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 3.004%, 12/20/2023	1,711,000	1,779,517
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%) 1.007%, 12/10/2024	1,281,000	1,279,946
Barclays PLC (3.564% to 9-23-30, then 5 Year CMT + 2.900%) 3.564%, 09/23/2035	1,799,000	1,801,591
Barclays PLC (3.811% to 3-10-41, then 1 Year CMT + 1.700%) 3.811%, 03/10/2042	727,000	712,196
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 1.323%, 01/13/2027 (C)	$1,171,000	$1,145,228
Brighthouse Financial, Inc. 4.700%, 06/22/2047	591,000	603,040
Citigroup, Inc. 3.200%, 10/21/2026	368,000	395,445
Credit Suisse Group AG (1.305% to 2-2-26, then SOFR + 0.980%) 1.305%, 02/02/2027 (C)	1,294,000	1,252,900
Credit Suisse Group AG (2.193% to 6-5-25, then SOFR + 2.044%) 2.193%, 06/05/2026 (C)	1,224,000	1,243,902
Danske Bank A/S (1.171% to 12-8-22, then 1 Year CMT + 1.030%) 1.171%, 12/08/2023 (C)	1,313,000	1,320,179
Danske Bank A/S (3.001% to 9-20-21, then 3 month LIBOR + 1.249%) 3.001%, 09/20/2022 (C)	1,554,000	1,569,625
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%) 2.129%, 11/24/2026	1,738,000	1,742,373
Deutsche Bank AG (3.729% to 1-14-31, then SOFR + 2.757%) 3.729%, 01/14/2032	406,000	393,671
Element Fleet Management Corp.
1.600%, 04/06/2024 (C)	228,000	227,733
3.850%, 06/15/2025 (C)	659,000	694,405
FS KKR Capital Corp. 3.400%, 01/15/2026	1,634,000	1,620,717
GE Capital Funding LLC
3.450%, 05/15/2025 (C)	382,000	413,011
4.400%, 05/15/2030 (C)	575,000	650,988
GE Capital International Funding Company 4.418%, 11/15/2035	1,050,000	1,201,998
Golub Capital BDC, Inc.
2.500%, 08/24/2026	483,000	472,519
3.375%, 04/15/2024	1,436,000	1,485,201
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 1.589%, 05/24/2027	1,861,000	1,831,448
HSBC Holdings PLC (1.645% to 4-18-25, then SOFR + 1.538%) 1.645%, 04/18/2026	778,000	778,477
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 1.040%, 02/04/2027	3,225,000	3,145,457
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 1.045%, 11/19/2026	1,798,000	1,756,118
JPMorgan Chase & Co. (1.764% to 11-19-30, then SOFR + 1.105%) 1.764%, 11/19/2031	986,000	919,636
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 2.083%, 04/22/2026	1,413,000	1,451,242
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 2.182%, 06/01/2028	988,000	998,296
Morgan Stanley
3.625%, 01/20/2027	871,000	955,706
4.000%, 07/23/2025	1,149,000	1,275,109

40

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 0.864%, 10/21/2025	$1,162,000	$1,155,732
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 0.985%, 12/10/2026	1,640,000	1,600,793
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 1.794%, 02/13/2032	1,975,000	1,843,384
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 2.188%, 04/28/2026	164,000	169,450
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 2.699%, 01/22/2031	485,000	493,501
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 3.622%, 04/01/2031	122,000	132,461
National Australia Bank, Ltd. 2.332%, 08/21/2030 (C)	905,000	854,899
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (C)	502,000	526,938
NTT Finance Corp. 1.162%, 04/03/2026 (C)	1,604,000	1,582,820
Owl Rock Capital Corp. 3.400%, 07/15/2026	1,883,000	1,907,251
Santander Holdings USA, Inc.
3.244%, 10/05/2026	740,000	782,391
3.400%, 01/18/2023	237,000	247,441
3.450%, 06/02/2025	1,386,000	1,485,309
4.400%, 07/13/2027	371,000	412,689
4.500%, 07/17/2025	73,000	80,836
Santander UK Group Holdings PLC (1.532% to 8-21-25, then 1 Year CMT + 1.250%) 1.532%, 08/21/2026	2,083,000	2,065,630
SBL Holdings, Inc. 5.000%, 02/18/2031 (C)	997,000	1,006,480
Siemens Financieringsmaatschappij NV
0.650%, 03/11/2024 (C)	670,000	669,731
1.200%, 03/11/2026 (C)	670,000	662,219
Societe Generale SA 3.625%, 03/01/2041 (C)	566,000	544,483
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 3.653%, 07/08/2035 (C)	667,000	665,958
Standard Chartered PLC (0.991% to 1-12-24, then 1 Year CMT + 0.780%) 0.991%, 01/12/2025 (C)(D)	822,000	817,354
Standard Chartered PLC (1.456% to 1-14-26, then 1 Year CMT + 1.000%) 1.456%, 01/14/2027 (C)	682,000	665,710
Svensk Exportkredit AB 0.750%, 04/06/2023	1,388,000	1,400,506
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	393,000	382,472
The Goldman Sachs Group, Inc.
0.481%, 01/27/2023	2,001,000	1,998,257
0.523%, 03/08/2023	1,671,000	1,671,111
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 2.876%, 10/31/2022	808,000	818,746
Truist Financial Corp. (1.267% to 3-2-26, then SOFR + 0.609%) 1.267%, 03/02/2027	193,000	190,695
Trust Fibra Uno
5.250%, 01/30/2026 (C)	503,000	555,815
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Trust Fibra Uno (continued)
6.390%, 01/15/2050 (C)	$556,000	$612,712
UBS Group AG (2.095% to 2-11-31, then 1 Year CMT + 1.000%) 2.095%, 02/11/2032 (C)	1,295,000	1,224,961
Westpac Banking Corp. (2.668% to 11-15-30, then 5 Year CMT + 1.750%) 2.668%, 11/15/2035	1,142,000	1,083,644
		83,962,834
Health care – 3.0%
AbbVie, Inc.
2.300%, 11/21/2022	1,004,000	1,033,112
3.200%, 11/21/2029	2,758,000	2,933,884
3.750%, 11/14/2023	88,000	94,782
4.050%, 11/21/2039	373,000	417,613
4.250%, 11/21/2049	984,000	1,113,431
4.300%, 05/14/2036	232,000	267,450
4.400%, 11/06/2042	81,000	94,146
4.450%, 05/14/2046	237,000	273,064
Aetna, Inc. 3.875%, 08/15/2047	255,000	266,934
AmerisourceBergen Corp. 2.700%, 03/15/2031	509,000	507,851
Anthem, Inc. 2.250%, 05/15/2030	392,000	385,793
Bristol-Myers Squibb Company
0.750%, 11/13/2025	320,000	315,214
1.450%, 11/13/2030	672,000	627,830
2.350%, 11/13/2040	258,000	234,674
2.550%, 11/13/2050	998,000	886,934
3.400%, 07/26/2029	421,000	460,075
3.900%, 02/20/2028	498,000	560,198
4.250%, 10/26/2049	38,000	44,759
4.350%, 11/15/2047	153,000	182,021
Cigna Corp.
1.250%, 03/15/2026 (D)	649,000	640,680
3.875%, 10/15/2047	197,000	210,554
CVS Health Corp.
2.700%, 08/21/2040	508,000	467,828
3.000%, 08/15/2026	347,000	370,788
3.700%, 03/09/2023	116,000	123,107
4.300%, 03/25/2028	327,000	371,335
4.780%, 03/25/2038	248,000	292,686
Danaher Corp.
2.600%, 10/01/2050	252,000	222,958
3.350%, 09/15/2025	322,000	351,358
DH Europe Finance II Sarl
2.050%, 11/15/2022	513,000	526,004
2.200%, 11/15/2024	883,000	920,283
2.600%, 11/15/2029	654,000	668,485
Gilead Sciences, Inc.
1.200%, 10/01/2027	162,000	155,316
1.650%, 10/01/2030	523,000	490,848
2.600%, 10/01/2040	557,000	511,839
2.800%, 10/01/2050	564,000	501,274
4.000%, 09/01/2036	285,000	312,463
Merck & Company, Inc. 3.700%, 02/10/2045	224,000	246,625
PerkinElmer, Inc. 3.625%, 03/15/2051	485,000	496,180
Pfizer, Inc. 2.800%, 03/11/2022	309,000	316,429
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	1,885,000	1,743,291
2.800%, 09/15/2050	398,000	344,930

41

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Royalty Pharma PLC
1.200%, 09/02/2025 (C)	$329,000	$322,195
3.550%, 09/02/2050 (C)	754,000	718,524
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	669,000	702,959
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051 (B)	914,000	920,717
Stryker Corp.
1.150%, 06/15/2025	689,000	687,954
1.950%, 06/15/2030	743,000	716,979
2.900%, 06/15/2050	227,000	214,181
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,231,000	1,186,423
3.175%, 07/09/2050	782,000	746,885
4.400%, 11/26/2023	578,000	631,741
Thermo Fisher Scientific, Inc.
2.600%, 10/01/2029	450,000	461,331
4.497%, 03/25/2030	1,105,000	1,286,477
UnitedHealth Group, Inc.
2.750%, 05/15/2040	247,000	242,859
2.900%, 05/15/2050	574,000	549,671
3.750%, 10/15/2047	113,000	123,503
3.875%, 08/15/2059	176,000	196,543
		30,693,968
Industrials – 2.3%
Adani International Container Terminal Pvt, Ltd. 3.000%, 02/16/2031 (C)	282,000	269,716
Adani Ports & Special Economic Zone, Ltd.
3.100%, 02/02/2031 (C)(D)	204,000	193,412
4.200%, 08/04/2027 (C)	583,000	618,266
AerCap Ireland Capital DAC
1.750%, 01/30/2026	1,021,000	991,661
3.500%, 01/15/2025	414,000	434,136
Burlington Northern Santa Fe LLC
3.050%, 02/15/2051	324,000	313,380
3.300%, 09/15/2051 (B)	618,000	619,871
3.550%, 02/15/2050	163,000	170,644
Crowley Conro LLC 4.181%, 08/15/2043	509,856	588,558
CSX Corp.
2.500%, 05/15/2051	188,000	159,117
4.300%, 03/01/2048	40,000	45,594
DAE Funding LLC
2.625%, 03/20/2025 (C)	813,000	817,000
3.375%, 03/20/2028 (C)	943,000	935,550
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	1,307,000	1,395,089
4.750%, 10/20/2028 (C)	1,108,000	1,204,835
General Electric Company
3.450%, 05/01/2027	639,000	693,925
4.250%, 05/01/2040	54,000	59,271
4.350%, 05/01/2050	421,000	467,287
5.875%, 01/14/2038	54,000	69,880
Hutama Karya Persero PT 3.750%, 05/11/2030 (C)	376,000	393,803
John Deere Capital Corp.
0.550%, 07/05/2022	986,000	989,544
1.200%, 04/06/2023	759,000	771,031
Northrop Grumman Corp.
2.930%, 01/15/2025	45,000	47,888
3.250%, 08/01/2023 to 01/15/2028	1,520,000	1,624,756
4.030%, 10/15/2047	334,000	371,456
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Northrop Grumman Corp. (continued)
5.150%, 05/01/2040	$343,000	$430,276
Raytheon Technologies Corp.
3.650%, 08/16/2023	64,000	68,466
3.950%, 08/16/2025	463,000	514,224
4.450%, 11/16/2038	431,000	499,345
Southwest Airlines Company
4.750%, 05/04/2023	690,000	744,990
5.125%, 06/15/2027	1,032,000	1,186,459
The Boeing Company
2.196%, 02/04/2026	1,222,000	1,218,211
3.250%, 02/01/2028	694,000	717,846
3.625%, 02/01/2031	698,000	730,251
3.750%, 02/01/2050	202,000	193,485
5.805%, 05/01/2050	217,000	273,192
Union Pacific Corp.
2.150%, 02/05/2027	509,000	522,801
2.400%, 02/05/2030	631,000	632,328
2.950%, 03/01/2022	572,000	585,801
2.973%, 09/16/2062 (C)	491,000	437,163
3.150%, 03/01/2024	273,000	292,045
3.750%, 02/05/2070	102,000	104,309
		23,396,862
Information technology – 2.5%
Apple, Inc.
1.200%, 02/08/2028	806,000	776,114
1.650%, 02/08/2031	806,000	768,517
2.375%, 02/08/2041	323,000	300,085
2.550%, 08/20/2060	754,000	648,784
2.650%, 05/11/2050 to 02/08/2051	1,600,000	1,458,423
2.800%, 02/08/2061	323,000	290,087
4.250%, 02/09/2047	232,000	276,225
Broadcom Corp. 3.875%, 01/15/2027	244,000	264,961
Broadcom, Inc.
2.450%, 02/15/2031 (C)	559,000	527,588
3.150%, 11/15/2025	420,000	447,650
3.419%, 04/15/2033 (B)(C)	2,195,000	2,193,806
3.469%, 04/15/2034 (C)	662,000	660,954
4.150%, 11/15/2030	573,000	618,473
Dell International LLC
4.900%, 10/01/2026 (C)	164,000	186,057
5.300%, 10/01/2029 (C)	329,000	384,852
6.100%, 07/15/2027 (C)	327,000	393,103
8.350%, 07/15/2046 (C)	347,000	527,923
Fidelity National Information Services, Inc.
1.150%, 03/01/2026	643,000	632,235
1.650%, 03/01/2028	643,000	628,815
2.250%, 03/01/2031	322,000	316,370
Flex, Ltd. 4.875%, 05/12/2030	393,000	444,978
HP, Inc. 2.200%, 06/17/2025	1,035,000	1,068,258
Intel Corp.
3.100%, 02/15/2060	232,000	219,105
3.250%, 11/15/2049	328,000	329,874
3.734%, 12/08/2047	50,000	53,860
KLA Corp. 3.300%, 03/01/2050	437,000	419,734
Micron Technology, Inc. 2.497%, 04/24/2023	696,000	722,371
Microsoft Corp.
2.675%, 06/01/2060	79,000	72,519
2.921%, 03/17/2052	325,000	320,142

42

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NVIDIA Corp. 3.500%, 04/01/2040 to 04/01/2050	$1,076,000	$1,139,632
NXP BV
3.150%, 05/01/2027 (C)	554,000	588,704
3.875%, 06/18/2026 (C)	672,000	739,659
Oracle Corp.
1.650%, 03/25/2026	996,000	1,003,865
2.300%, 03/25/2028	998,000	1,010,395
2.625%, 02/15/2023	426,000	441,141
2.800%, 04/01/2027	983,000	1,035,239
2.875%, 03/25/2031	1,031,000	1,049,489
2.950%, 11/15/2024	227,000	242,176
3.650%, 03/25/2041	665,000	672,935
3.950%, 03/25/2051	466,000	480,383
4.100%, 03/25/2061	133,000	137,634
PayPal Holdings, Inc. 1.650%, 06/01/2025	1,246,000	1,268,931
		25,762,046
Materials – 1.0%
LYB International Finance III LLC
3.375%, 10/01/2040	963,000	952,357
3.625%, 04/01/2051	779,000	767,379
NewMarket Corp. 2.700%, 03/18/2031	1,518,000	1,480,911
Newmont Corp. 2.250%, 10/01/2030	2,028,000	1,975,550
Nucor Corp. 2.700%, 06/01/2030	364,000	371,821
Reliance Steel & Aluminum Company 2.150%, 08/15/2030	1,066,000	1,022,965
Teck Resources, Ltd.
3.900%, 07/15/2030	292,000	305,166
5.200%, 03/01/2042	381,000	418,258
6.125%, 10/01/2035	152,000	186,340
6.250%, 07/15/2041	228,000	280,620
The Dow Chemical Company
2.100%, 11/15/2030	988,000	952,337
3.600%, 11/15/2050 (D)	357,000	359,950
4.375%, 11/15/2042	165,000	187,257
Westlake Chemical Corp.
4.375%, 11/15/2047	498,000	540,256
5.000%, 08/15/2046	8,000	9,385
		9,810,552
Real estate – 1.4%
Agree LP 2.900%, 10/01/2030	240,000	241,723
Brixmor Operating Partnership LP 2.250%, 04/01/2028	227,000	222,736
Crown Castle International Corp.
1.050%, 07/15/2026	965,000	934,339
2.100%, 04/01/2031	1,795,000	1,694,794
2.900%, 04/01/2041	450,000	413,999
4.000%, 03/01/2027	161,000	178,285
Essex Portfolio LP 1.700%, 03/01/2028	643,000	619,056
Federal Realty Investment Trust 3.950%, 01/15/2024	445,000	482,860
GLP Capital LP
4.000%, 01/15/2030	266,000	276,707
5.300%, 01/15/2029	325,000	364,309
Mid-America Apartments LP
1.700%, 02/15/2031	304,000	279,280
3.600%, 06/01/2027	49,000	53,315
3.750%, 06/15/2024	756,000	817,923
3.950%, 03/15/2029	324,000	357,537
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Mid-America Apartments LP (continued)
4.000%, 11/15/2025	$394,000	$437,176
4.300%, 10/15/2023	330,000	356,604
Regency Centers LP 2.950%, 09/15/2029	700,000	712,016
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	508,000	548,774
Spirit Realty LP
2.100%, 03/15/2028	643,000	625,165
2.700%, 02/15/2032	257,000	244,175
3.200%, 02/15/2031	763,000	763,766
3.400%, 01/15/2030	388,000	402,393
4.000%, 07/15/2029	186,000	201,468
4.450%, 09/15/2026	41,000	45,481
STORE Capital Corp.
2.750%, 11/18/2030	570,000	557,832
4.500%, 03/15/2028	1,216,000	1,338,406
4.625%, 03/15/2029	411,000	457,368
VEREIT Operating Partnership LP
2.200%, 06/15/2028	345,000	338,550
2.850%, 12/15/2032	469,000	454,204
3.400%, 01/15/2028	342,000	360,629
		14,780,870
Utilities – 2.9%
Ameren Corp. 1.750%, 03/15/2028	321,000	310,271
Black Hills Corp.
3.050%, 10/15/2029	394,000	406,399
3.875%, 10/15/2049	289,000	289,919
Consumers Energy Company 2.500%, 05/01/2060	273,000	226,685
Dominion Energy, Inc.
1.450%, 04/15/2026 (B)	1,016,000	1,011,934
2.000%, 08/15/2021	454,000	456,092
3.300%, 04/15/2041 (B)	261,000	256,924
DTE Electric Company 2.950%, 03/01/2050	712,000	675,386
DTE Energy Company
1.050%, 06/01/2025	656,000	647,446
2.950%, 03/01/2030	431,000	438,420
3.800%, 03/15/2027	649,000	714,783
Duke Energy Carolinas LLC 2.550%, 04/15/2031	327,000	329,139
Duke Energy Corp. 1.800%, 09/01/2021	679,000	682,310
Duke Energy Progress LLC 2.500%, 08/15/2050	486,000	414,161
Entergy Arkansas LLC 2.650%, 06/15/2051	431,000	378,727
Entergy Corp.
1.900%, 06/15/2028	648,000	632,874
2.400%, 06/15/2031	261,000	252,170
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	542,000	548,210
Evergy, Inc.
2.450%, 09/15/2024	602,000	630,291
2.900%, 09/15/2029	427,000	435,172
Eversource Energy 2.550%, 03/15/2031	485,000	485,130
Exelon Corp. 4.700%, 04/15/2050	527,000	631,244
Interstate Power & Light Company 3.500%, 09/30/2049	247,000	243,170
ITC Holdings Corp. 2.700%, 11/15/2022	651,000	671,908

43

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	$720,000	$793,304
Mississippi Power Company
3.950%, 03/30/2028	794,000	875,210
4.250%, 03/15/2042	477,000	524,644
NextEra Energy Capital Holdings, Inc.
0.650%, 03/01/2023	821,000	823,625
2.250%, 06/01/2030	526,000	514,641
Northern States Power Company
2.250%, 04/01/2031	490,000	489,394
3.200%, 04/01/2052	327,000	327,825
Pacific Gas & Electric Company
2.100%, 08/01/2027	948,000	928,163
2.500%, 02/01/2031	888,000	837,830
3.150%, 01/01/2026	230,000	239,569
3.300%, 12/01/2027	653,000	681,957
3.300%, 08/01/2040 (D)	25,000	22,628
3.950%, 12/01/2047	517,000	475,823
4.200%, 06/01/2041	278,000	276,615
4.500%, 07/01/2040	164,000	166,384
4.550%, 07/01/2030	231,000	250,543
4.950%, 07/01/2050	323,000	331,945
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	273,000	280,439
Piedmont Natural Gas Company, Inc. 2.500%, 03/15/2031	485,000	480,014
PPL Capital Funding, Inc.
3.100%, 05/15/2026	782,000	833,366
3.400%, 06/01/2023	91,000	95,762
4.125%, 04/15/2030	837,000	940,733
5.000%, 03/15/2044	263,000	313,466
Public Service Company of Colorado 1.875%, 06/15/2031	740,000	707,882
Public Service Electric & Gas Company
2.050%, 08/01/2050	132,000	106,195
2.700%, 05/01/2050	715,000	658,421
Southern California Edison Company
4.125%, 03/01/2048	360,000	377,218
4.650%, 10/01/2043	77,000	87,324
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	397,000	365,226
Tampa Electric Company
2.400%, 03/15/2031	487,000	483,876
3.450%, 03/15/2051	389,000	392,649
The AES Corp. 1.375%, 01/15/2026 (C)	694,000	676,402
The Southern Company 1.750%, 03/15/2028	482,000	468,763
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	227,000	243,576
Virginia Electric and Power Company 2.450%, 12/15/2050	472,000	403,230
WEC Energy Group, Inc.
0.800%, 03/15/2024	819,000	818,777
1.375%, 10/15/2027	470,000	453,913
		29,516,097
TOTAL CORPORATE BONDS (Cost $307,838,440)		$306,567,208
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	261,280
Core Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	$750,000	$1,123,209
Los Angeles Community College District (California) 6.750%, 08/01/2049	345,000	565,811
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	1,104,983
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	703,714
The Ohio State University 4.800%, 06/01/2111	464,000	595,908
TOTAL MUNICIPAL BONDS (Cost $4,014,169)		$4,354,905
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%
Commercial and residential – 3.4%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(E)	266,084	270,979
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(E)	378,747	386,076
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(E)	321,668	323,151
BBCMS Mortgage Trust Series 2021-C9, Class A5 2.299%, 02/15/2054	349,000	344,834
Benchmark Mortgage Trust Series 2021-B24, Class A5 2.584%, 03/15/2054	483,000	488,971
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	731,814	749,220
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A1, 1.965%, 06/15/2050	1,954	1,953
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	567,025
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(E)	535,502	540,262
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(E)	548,627	553,248
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	413,000	445,808
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,435,132
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	772,241
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	304,000	332,827
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	405,323
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	424,000	457,758
Series 2015-C4, Class A4, 3.808%, 11/15/2048	337,000	369,783
Series 2019-C16, Class A3, 3.329%, 06/15/2052	609,000	650,255
Series 2019-C17, Class A4, 2.763%, 09/15/2052	472,000	485,288
Series 2021-C20, Class A3, 2.805%, 03/15/2054	963,000	982,553

44

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	$249,616	$250,459
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	1,046,745
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	830,000	782,757
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,112,284	1,185,384
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.775%, 08/15/2047	366,000	394,990
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	603,584
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,646,379	1,706,496
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class A4 3.057%, 11/13/2052	373,000	393,636
Mello Warehouse Securitization Trust
Series 2020-2, Class A (1 month LIBOR + 0.800%), 0.909%, 11/25/2053 (A)(C)	982,000	982,873
Series 2021-1, Class A (1 month LIBOR + 0.700%), 0.809%, 02/25/2055 (A)(C)	288,000	287,977
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.176%, 08/15/2045	225,000	230,449
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	169,641
Morgan Stanley Capital Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	617,000	588,737
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (C)(E)	539,825	548,554
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(E)	467,419	474,122
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (C)(E)	765,000	764,985
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (C)(E)	545,111	553,151
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(E)	1,031,803	1,050,866
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	860,979	870,202
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	659,628	661,053
Verus Securitization Trust
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(E)	835,009	837,039
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	1,083,568	1,104,374
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	$1,434,865	$1,460,452
Series 2019-INV1, Class A1, 3.402%, 12/25/2059 (C)(E)	418,339	423,251
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	606,715	618,210
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(E)	377,127	384,013
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	1,616,551	1,633,906
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(E)	781,380	789,456
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	258,219	258,773
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	820,531	817,511
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	1,056,474	1,055,827
Visio Trust
Series 2019-1, Class A1, 3.572%, 06/25/2054 (C)(E)	363,618	365,986
Series 2020-1R, Class A1, 1.312%, 11/25/2055 (C)	688,458	691,652
		34,549,798
U.S. Government Agency – 4.6%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,946,824	2,005,850
Series 4205, Class PA, 1.750%, 05/15/2043	504,581	516,214
Series 4426, Class QC, 1.750%, 07/15/2037	884,360	916,223
Series 4705, Class A, 4.500%, 09/15/2042	301,862	310,857
Series 4742, Class PA, 3.000%, 10/15/2047	2,302,986	2,411,770
Series 4763, Class CA, 3.000%, 09/15/2038	265,509	285,314
Series 4767, Class KA, 3.000%, 03/15/2048	828,279	890,349
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.456%, 12/15/2048 (A)	182,284	183,563
Series 4880, Class DA, 3.000%, 05/15/2050	1,134,015	1,208,802
Series 5091, Class AB, 1.500%, 03/25/2051	2,337,000	2,343,573
Series 5092, Class DT, 1.500%, 11/25/2049	2,351,000	2,371,755
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	638,215	653,373
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,800,012	1,823,752
Series 2013-30, Class CA, 1.500%, 04/25/2043	254,156	257,477
Series 2013-43, Class BP, 1.750%, 05/25/2043	694,869	717,270
Series 2014-73, Class MA, 2.500%, 11/25/2044	425,524	450,587
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,240,916	2,318,117

45

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-48, Class MA, 2.000%, 06/25/2038	$2,333,051	$2,430,271
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,364,504	4,525,105
Series 2017-13, Class PA, 3.000%, 08/25/2046	905,402	959,514
Series 2017-42, Class H, 3.000%, 11/25/2043	508,858	526,639
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	333,000	358,482
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,436,446	1,537,554
Series 2018-15, Class AB, 3.000%, 03/25/2048	331,463	355,753
Series 2018-8, Class KL, 2.500%, 03/25/2047	944,597	986,048
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,454,841	1,566,895
Series 2019-35, Class A, 3.000%, 07/25/2049	592,706	628,602
Series 2020-48, Class AB, 2.000%, 07/25/2050	937,293	960,867
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,443,648	3,508,785
Series 414, Class A35, 3.500%, 10/25/2042	2,031,651	2,169,081
Government National Mortgage Association
Series 2012-141, Class WA, 4.531%, 11/16/2041 (E)	253,440	282,599
Series 2017-167, Class BQ, 2.500%, 08/20/2044	939,444	975,715
Series 2018-11, Class PC, 2.750%, 12/20/2047	1,303,288	1,343,923
Series 2019-132, Class NA, 3.500%, 09/20/2049	799,239	843,135
Series 2019-31, Class JC, 3.500%, 03/20/2049	634,911	679,056
Series 2021-23, Class MG, 1.500%, 02/20/2051	2,235,943	2,258,287
		46,561,157
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,363,417)		$81,110,955
ASSET BACKED SECURITIES – 8.8%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A2A 1.100%, 03/20/2023	89,852	90,025
Series 2020-2, Class A2A 0.600%, 12/18/2023	1,122,302	1,124,020
Series 2020-3, Class A3 0.530%, 06/18/2025	905,000	907,104
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	637,000	657,241
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	678,000	705,406
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust
Series 2016-A2, Class A2 (1 month LIBOR + 0.630%) 0.736%, 02/15/2024 (A)	$1,432,000	$1,432,390
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.616%, 09/16/2024 (A)	855,000	857,597
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.759%, 11/26/2046 (A)(C)	534,879	544,929
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	355,161	373,894
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	602,087	620,390
Series 2021-A, Class A2 1.600%, 07/25/2051 (C)	919,000	908,402
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	597,000	643,344
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	1,802,000	1,922,759
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	2,218,000	2,389,161
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.700%, 09/15/2025	828,000	829,802
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.706%, 10/15/2031 (A)(C)	470,000	478,210
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.256%, 12/15/2045 (A)(C)	428,973	441,940
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (C)	2,886,020	2,857,029
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	55,273	56,128
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	153,860	157,028
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	885,857	946,115
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	1,244,191	1,276,990
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	1,866,848	1,952,242
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	1,398,770	1,440,474
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	715,969	735,110
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	1,243,000	1,276,790
Series 2020-A, Class A2B (1 month LIBOR + 0.900%) 1.006%, 11/15/2068 (A)(C)	895,000	891,900
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	799,000	812,410
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	558,576	564,190
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	186,764	189,815
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	1,418,561	1,424,003

46

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	$760,308	$765,090
Series 2021-A, Class A 0.840%, 05/15/2069 (C)	505,943	504,323
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	2,461,000	2,458,768
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	1,556,843	1,641,466
Series 2020-2A, Class A1A 1.320%, 08/26/2069 (C)	1,616,320	1,579,839
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.398%, 10/27/2036 (A)	1,144,014	1,127,515
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.378%, 01/25/2037 (A)	1,176,994	1,163,356
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.328%, 10/25/2033 (A)	3,766,203	3,713,888
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.287%, 03/23/2037 (A)	4,386,532	4,271,802
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.307%, 12/24/2035 (A)	2,710,292	2,676,976
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.367%, 03/22/2032 (A)	587,233	567,174
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	383,000	386,888
Series 2020-2, Class A2A 0.620%, 05/15/2023	814,645	815,128
Series 2020-3, Class A3 0.520%, 07/15/2024	681,000	681,913
Series 2020-4, Class A3 0.480%, 07/15/2024	621,000	622,222
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	955,000	1,001,444
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.934%, 12/15/2032 (A)(C)	709,359	693,840
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.278%, 07/25/2022 (A)	3,683,200	3,555,020
Series 2007-3, Class A4 (3 month LIBOR + 0.060%) 0.278%, 01/25/2022 (A)	873,921	843,531
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.509%, 03/25/2025 (A)	840,733	826,525
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.059%, 09/25/2028 (A)	2,078,022	2,051,570
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.809%, 01/25/2029 (A)	1,772,450	1,717,683
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.859%, 05/26/2026 (A)	1,129,648	1,118,192
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.306%, 07/15/2027 (A)(C)	$519,031	$521,256
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,086,561	1,118,291
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	163,932	167,830
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.556%, 02/17/2032 (A)(C)	64,402	65,078
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.206%, 09/15/2034 (A)(C)	557,657	562,360
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	226,449	239,062
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	493,147	523,294
Series 2020-B, Class A1A 1.290%, 07/15/2053 (C)	1,698,824	1,702,252
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	1,673,000	1,682,913
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (C)	4,362,000	4,379,349
Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	7,278,604	7,180,015
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	271,592	275,555
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 0.959%, 07/25/2039 (A)(C)	82,602	82,775
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.809%, 03/26/2040 (A)(C)	107,249	107,305
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	69,362	70,926
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.609%, 11/26/2040 (A)(C)	48,795	48,795
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	1,370,344	1,392,155
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	419,662	428,186
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	1,377,000	1,417,118
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	1,185,884	1,204,395
Tesla Auto Lease Trust Series 2021-A, Class A3 0.560%, 03/20/2025 (C)	382,000	381,704
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.070%, 02/27/2034 (C)	1,959,000	1,945,212
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	408,853	405,927
Verizon Owner Trust Series 2019-C, Class A1A 1.940%, 04/22/2024	98,000	99,689
TOTAL ASSET BACKED SECURITIES (Cost $89,743,920)		$90,292,433

47

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 6.9%
Short-term funds – 6.9%
John Hancock Collateral Trust, 0.0470% (F)(G)	162,998	$1,630,775
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (F)	68,650,892	68,650,892
TOTAL SHORT-TERM INVESTMENTS (Cost $70,281,725)		$70,281,667
Total Investments (Core Bond Trust) (Cost $1,163,733,723) – 113.2%		$1,157,467,975
Other assets and liabilities, net – (13.2%)		(134,825,999)
TOTAL NET ASSETS – 100.0%		$1,022,641,976
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $135,615,384 or 13.3% of the fund's net assets as of 3-31-21.
(D)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $1,598,730.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 3-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.9%
Australia - 0.8%
Rio Tinto, Ltd.	29,733	$2,512,945
Austria - 0.5%
ams AG (A)	76,352	1,520,225
Bermuda - 1.5%
Everest Re Group, Ltd.	19,534	4,840,721
Canada - 2.4%
Cenovus Energy, Inc.	309,652	2,326,024
Enerplus Corp. (B)	146,217	734,168
Kinross Gold Corp.	324,953	2,167,437
West Fraser Timber Company, Ltd.	31,809	2,288,415
		7,516,044
China - 0.9%
Alibaba Group Holding, Ltd. (A)	54,600	1,551,329
Topsports International Holdings, Ltd. (C)	889,000	1,325,607
		2,876,936
Finland - 2.6%
Metso Outotec OYJ	220,360	2,456,940
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank ABP	259,426	$2,558,005
Sampo OYJ, A Shares	69,005	3,111,460
		8,126,405
France - 15.5%
Airbus SE (A)	21,854	2,478,632
AXA SA	208,695	5,602,275
BNP Paribas SA (A)	170,872	10,411,153
Capgemini SE	17,210	2,926,174
Cie de Saint-Gobain	82,292	4,859,487
Eiffage SA (A)	48,957	4,895,161
Imerys SA	41,199	2,003,702
Rexel SA	93,401	1,848,798
Sanofi	75,494	7,465,187
TOTAL SE	145,774	6,795,974
		49,286,543
Germany - 8.5%
Allianz SE	19,968	5,078,981
Continental AG	27,165	3,595,967
Deutsche Post AG	52,652	2,888,545
Deutsche Telekom AG	242,498	4,887,185
Hannover Rueck SE	12,367	2,258,317
HeidelbergCement AG	31,519	2,863,762
Rheinmetall AG	23,280	2,361,143
Siemens AG	19,759	3,246,644
		27,180,544
Greece - 0.6%
Hellenic Telecommunications Organization SA	111,339	1,786,476
Hong Kong - 1.2%
CK Asset Holdings, Ltd.	229,000	1,394,056
WH Group, Ltd. (C)	3,161,000	2,568,094
		3,962,150
Hungary - 0.4%
OTP Bank NYRT (A)	33,300	1,423,456
India - 0.4%
HDFC Bank, Ltd., ADR (A)	15,669	1,217,325
Ireland - 0.9%
CRH PLC	62,824	2,945,228
Isle of Man - 1.0%
Entain PLC (A)	147,726	3,089,366
Italy - 0.9%
Enel SpA	293,812	2,922,663
Japan - 19.7%
Fuji Corp.	70,900	1,820,121
Hitachi, Ltd.	110,300	4,999,720
Honda Motor Company, Ltd.	179,000	5,396,050
KDDI Corp.	51,300	1,580,589
Kinden Corp.	65,700	1,120,284
Komatsu, Ltd.	171,400	5,311,568
Kyudenko Corp.	55,200	2,110,830
Mitsubishi Gas Chemical Company, Inc.	101,200	2,489,291
NEC Corp.	51,200	3,023,131
Nihon Unisys, Ltd.	67,600	2,090,619
Nissan Motor Company, Ltd. (A)	291,100	1,626,274
Persol Holdings Company, Ltd.	67,000	1,316,976
Resona Holdings, Inc.	491,000	2,062,449
Sanwa Holdings Corp.	105,000	1,375,442
Sony Corp.	48,600	5,143,507
Sumitomo Mitsui Financial Group, Inc.	187,800	6,807,243
Taisei Corp.	59,200	2,284,014
Taiyo Yuden Company, Ltd.	31,300	1,478,197
TechnoPro Holdings, Inc.	26,900	2,250,852

48

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tosoh Corp.	152,500	$2,920,748
TS Tech Company, Ltd.	115,800	1,730,214
Yamaha Motor Company, Ltd.	90,500	2,227,255
Zenkoku Hosho Company, Ltd. (B)	32,300	1,486,658
		62,652,032
Macau - 0.7%
Wynn Macau, Ltd. (A)	1,120,400	2,179,769
Malta - 0.0%
BGP Holdings PLC (A)(D)	2,126,418	0
Netherlands - 5.2%
ING Groep NV	343,481	4,195,322
NN Group NV	44,101	2,151,318
Royal Dutch Shell PLC, A Shares	278,401	5,411,854
Stellantis NV	268,659	4,751,067
		16,509,561
Norway - 1.5%
DNB ASA	102,778	2,191,528
Norsk Hydro ASA	406,616	2,611,679
		4,803,207
Singapore - 0.6%
DBS Group Holdings, Ltd.	92,200	1,976,896
South Korea - 7.9%
Hana Financial Group, Inc.	109,417	4,138,477
KB Financial Group, Inc.	83,618	4,121,328
KT Corp., ADR (B)	138,427	1,722,032
POSCO	8,155	2,310,770
Samsung Electronics Company, Ltd.	38,646	2,795,830
SK Hynix, Inc.	54,666	6,453,963
SK Telecom Company, Ltd.	15,244	3,717,151
		25,259,551
Spain - 0.6%
Applus Services SA (A)	192,236	1,996,237
Sweden - 3.0%
Svenska Handelsbanken AB, A Shares (B)	255,746	2,780,266
Volvo AB, B Shares (A)	263,069	6,662,229
		9,442,495
Switzerland - 8.7%
Glencore PLC (A)	1,536,254	6,031,991
Novartis AG	75,681	6,469,266
Roche Holding AG	17,319	5,610,376
STMicroelectronics NV	90,978	3,475,861
UBS Group AG	393,113	6,082,043
		27,669,537
Taiwan - 0.7%
Wiwynn Corp.	76,000	2,253,014
United Kingdom - 7.9%
BAE Systems PLC	239,894	1,670,648
Coca-Cola European Partners PLC	88,461	4,614,126
GlaxoSmithKline PLC	117,862	2,086,500
Inchcape PLC (A)	142,810	1,481,663
JET2 PLC (A)	61,435	1,073,272
Melrose Industries PLC (A)	986,433	2,268,304
Nomad Foods, Ltd. (A)	64,257	1,764,497
Persimmon PLC	59,506	2,410,341
Tesco PLC	1,314,011	4,148,654
WH Smith PLC (A)	144,039	3,568,754
		25,086,759
United States - 2.3%
Applied Materials, Inc.	28,209	3,768,722
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
FMC Corp.	32,062	$3,546,378
		7,315,100
TOTAL COMMON STOCKS (Cost $262,423,307)		$308,351,185
PREFERRED SECURITIES - 1.4%
Germany - 1.4%
Volkswagen AG	15,668	4,385,814
TOTAL PREFERRED SECURITIES (Cost $3,120,375)		$4,385,814
SHORT-TERM INVESTMENTS - 2.9%
Short-term funds - 2.9%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (E)	3,692,353	3,692,353
John Hancock Collateral Trust, 0.0470% (E)(F)	538,260	5,385,238
TOTAL SHORT-TERM INVESTMENTS (Cost $9,077,909)		$9,077,591
Total Investments (Disciplined Value International Trust) (Cost $274,621,591) - 101.2%		$321,814,590
Other assets and liabilities, net - (1.2%)		(3,673,216)
TOTAL NET ASSETS - 100.0%		$318,141,374
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $5,123,686.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Australia - 0.1%
MMG, Ltd. (A)	284,000	$159,638
Belgium - 0.0%
Titan Cement International SA (A)	1,772	33,248
Brazil - 3.0%
Banco ABC Brasil SA (A)	255	656
Banco Bradesco SA	54,429	227,342
Banco do Brasil SA	67,483	365,071
Banco Santander Brasil SA	25,018	176,013
BrasilAgro - Company Brasileira de Propriedades Agricolas	8,974	36,223
Camil Alimentos SA	10,600	19,265
Cogna Educacao (A)	186,166	131,637
CSU Cardsystem SA	4,900	15,539
Enauta Participacoes SA	16,860	47,327
Industrias Romi SA	7,583	37,749
International Meal Company Alimentacao SA (A)	26,670	18,242
Iochpe Maxion SA (A)	11,411	24,389
JBS SA	10,100	54,334

49

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
JHSF Participacoes SA	46,627	$57,656
Marisa Lojas SA (A)	14,758	14,158
Petroleo Brasileiro SA	403,347	1,715,532
Restoque Comercio e Confeccoes de Roupas SA (A)	3,836	2,801
Sao Carlos Empreendimentos e Participacoes SA	5,205	36,527
Sao Martinho SA	9,777	51,520
Trisul SA	13,137	22,943
Tupy SA (A)	9,951	36,861
Usinas Siderurgicas de Minas Gerais SA	14,738	46,843
Vale SA	247,149	4,301,746
		7,440,374
Canada - 0.0%
Atlas Corp. (B)	9,130	124,625
Chile - 0.5%
Camanchaca SA	214,992	20,887
CAP SA	5,458	88,370
Cementos BIO BIO SA	16,447	17,458
Cencosud SA	133,449	285,250
Cristalerias de Chile SA	3,626	19,040
Empresa Nacional de Telecomunicaciones SA	15,564	97,711
Empresas CMPC SA	53,560	171,911
Empresas COPEC SA	21,339	263,586
Empresas Hites SA	46,731	9,040
Grupo Security SA	147,513	35,853
Inversiones Aguas Metropolitanas SA	42,648	33,428
Itau CorpBanca Chile SA (A)	10,081,598	38,624
Masisa SA (A)	321,066	7,086
PAZ Corp. SA	16,523	16,404
Ripley Corp. SA	137,631	49,715
Salfacorp SA	54,622	47,347
Sigdo Koppers SA	50,989	66,867
SMU SA	43,046	7,047
Sociedad Matriz SAAM SA	670,600	56,774
Socovesa SA	113,429	41,397
SONDA SA	17,248	11,054
		1,384,849
China - 27.3%
361 Degrees International, Ltd.	140,000	40,077
3SBio, Inc. (A)(C)	146,500	129,712
AAC Technologies Holdings, Inc.	79,500	404,712
Agile Group Holdings, Ltd.	183,000	300,312
Agricultural Bank of China, Ltd., H Shares	2,591,000	1,038,634
Air China, Ltd., H Shares	152,000	132,023
Alibaba Group Holding, Ltd. (A)	11,200	318,221
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	154,618
Angang Steel Company, Ltd., H Shares	193,800	96,947
Anhui Conch Cement Company, Ltd., H Shares	137,000	894,640
Anton Oilfield Services Group (A)	284,000	17,932
Asia Cement China Holdings Corp.	65,000	66,646
AsiaInfo Technologies, Ltd. (B)(C)	17,200	26,555
AviChina Industry & Technology Company, Ltd., H Shares	230,000	154,576
BAIC Motor Corp., Ltd., H Shares (C)	207,000	66,521
Baidu, Inc., ADR (A)	14,801	3,219,958
BAIOO Family Interactive, Ltd. (C)	126,000	32,233
Bank of China, Ltd., H Shares	5,614,694	2,141,634
Bank of Chongqing Company, Ltd., H Shares	69,500	47,700
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., H Shares	705,876	$450,095
Bank of Tianjin Company, Ltd., H Shares	74,000	32,897
Baoye Group Company, Ltd., H Shares (A)	22,000	10,729
BBMG Corp., H Shares	220,000	45,931
Beijing Capital International Airport Company, Ltd., H Shares	236,000	183,887
Beijing North Star Company, Ltd., H Shares	132,000	24,674
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	35,000	9,332
Boyaa Interactive International, Ltd. (A)	63,000	4,642
BYD Electronic International Company, Ltd.	70,000	412,632
C&D Property Management Group Company, Ltd. (A)	14,000	5,583
Cabbeen Fashion, Ltd.	40,000	12,549
Central China Real Estate, Ltd.	113,732	50,610
Chaowei Power Holdings, Ltd.	88,000	33,171
Cheetah Mobile, Inc., ADR	4,594	10,337
China Aoyuan Group, Ltd.	134,000	144,251
China BlueChemical, Ltd., H Shares	264,000	64,009
China Cinda Asset Management Company, Ltd., H Shares	1,012,000	211,109
China CITIC Bank Corp., Ltd., H Shares	730,775	371,677
China Coal Energy Company, Ltd., H Shares	178,000	82,237
China Communications Services Corp., Ltd., H Shares	217,200	97,848
China Conch Venture Holdings, Ltd.	100,500	473,499
China Construction Bank Corp., H Shares	6,962,000	5,868,386
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	17,675
China Dili Group (A)	190,600	56,410
China Dongxiang Group Company, Ltd.	530,000	61,675
China Eastern Airlines Corp., Ltd., H Shares	276,000	130,246
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	16,601
China Energy Engineering Corp., Ltd., H Shares	380,000	39,165
China Everbright Bank Company, Ltd., H Shares	353,000	154,192
China Evergrande Group (B)	202,000	385,625
China Galaxy Securities Company, Ltd., H Shares	301,000	186,153
China Hanking Holdings, Ltd.	61,000	10,533
China Harmony Auto Holding, Ltd.	105,500	55,774
China Hongqiao Group, Ltd.	249,000	333,027
China Huarong Asset Management Company, Ltd., H Shares (C)	1,070,000	140,735
China Huiyuan Juice Group, Ltd. (A)(B)(D)	212,500	13,804
China International Capital Corp., Ltd., H Shares (A)(B)(C)	8,400	20,436
China International Marine Containers Group Company, Ltd., H Shares	64,700	114,242
China Kepei Education Group, Ltd.	68,000	47,253
China Lesso Group Holdings, Ltd.	133,000	287,477
China Life Insurance Company, Ltd., H Shares	315,000	654,630

50

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Lilang, Ltd.	72,000	$46,884
China Literature, Ltd. (A)(B)(C)	14,400	143,262
China Machinery Engineering Corp., H Shares	115,000	51,403
China Maple Leaf Educational Systems, Ltd. (A)	222,000	58,349
China Medical System Holdings, Ltd.	146,000	290,133
China Merchants Bank Company, Ltd., H Shares	350,500	2,685,247
China Merchants Securities Company, Ltd., H Shares (C)	46,080	63,703
China Minsheng Banking Corp., Ltd., H Shares	489,900	284,450
China Modern Dairy Holdings, Ltd. (A)	171,000	41,094
China Molybdenum Company, Ltd., H Shares	213,000	130,044
China National Building Material Company, Ltd., H Shares	581,450	842,352
China New Higher Education Group, Ltd. (C)	88,000	49,083
China Oilfield Services, Ltd., H Shares	182,000	188,185
China Oriental Group Company, Ltd.	164,000	49,842
China Pacific Insurance Group Company, Ltd., H Shares	271,800	1,075,805
China Petroleum & Chemical Corp., ADR	6,198	326,821
China Petroleum & Chemical Corp., H Shares	1,262,000	668,592
China Railway Group, Ltd., H Shares	379,000	200,952
China Railway Signal & Communication Corp., Ltd., H Shares (C)	207,000	85,002
China Reinsurance Group Corp., H Shares	554,000	59,350
China Resources Medical Holdings Company, Ltd.	103,000	81,480
China Resources Pharmaceutical Group, Ltd. (C)	195,500	122,045
China Sanjiang Fine Chemicals Company, Ltd.	105,000	49,301
China SCE Group Holdings, Ltd.	266,200	123,716
China Shanshui Cement Group, Ltd. (A)	117,000	30,943
China Shenhua Energy Company, Ltd., H Shares	372,000	769,094
China Shineway Pharmaceutical Group, Ltd.	32,000	21,244
China Silver Group, Ltd. (A)	94,000	10,519
China Southern Airlines Company, Ltd., H Shares (A)	228,000	169,256
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	7,238
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,753
China Tower Corp., Ltd., H Shares (C)	3,192,000	473,963
China Vanke Company, Ltd., H Shares	188,900	742,298
China XLX Fertiliser, Ltd.	94,000	46,316
China Yongda Automobiles Services Holdings, Ltd.	101,000	184,911
China ZhengTong Auto Services Holdings, Ltd. (A)	160,000	14,481
China Zheshang Bank Company, Ltd., H Shares (B)	42,000	19,239
China Zhongwang Holdings, Ltd. (A)	196,800	48,385
Chinasoft International, Ltd. (A)	100,000	108,430
Chongqing Rural Commercial Bank Company, Ltd., H Shares	311,000	134,176
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CIFI Holdings Group Company, Ltd.	341,380	$332,182
CITIC Securities Company, Ltd., H Shares	123,500	285,456
CITIC, Ltd.	460,130	437,136
Cogobuy Group (A)(C)	74,000	22,373
Colour Life Services Group Company, Ltd. (A)(B)	6,169	2,708
Consun Pharmaceutical Group, Ltd.	19,000	9,790
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	71,125
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	168,000	73,654
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	239,500	309,982
Cosmo Lady China Holdings Company, Ltd. (A)(C)	29,000	4,560
Country Garden Holdings Company, Ltd.	912,471	1,174,591
CPMC Holdings, Ltd.	76,000	43,125
CSPC Pharmaceutical Group, Ltd.	940,000	1,142,855
CT Environmental Group, Ltd. (A)(D)	164,000	6,455
DaFa Properties Group, Ltd.	27,000	21,919
Dali Foods Group Company, Ltd. (C)	180,500	102,615
Dexin China Holdings Company, Ltd. (A)(B)	66,000	25,302
Dongfang Electric Corp., Ltd., H Shares	29,000	26,801
Dongfeng Motor Group Company, Ltd., H Shares	210,000	195,902
Dongyue Group, Ltd.	143,000	110,650
E-Commodities Holdings, Ltd. (A)	348,000	15,557
E-House China Enterprise Holdings, Ltd.	17,700	16,621
Everbright Securities Company, Ltd., H Shares (B)(C)	25,600	22,738
Fang Holdings, Ltd., ADR (A)	10	125
Fantasia Holdings Group Company, Ltd. (A)	172,500	22,684
FinVolution Group, ADR	6,795	47,633
First Tractor Company, Ltd., H Shares (A)	36,000	15,563
Fosun International, Ltd.	195,460	274,417
Fu Shou Yuan International Group, Ltd.	103,000	105,911
Fufeng Group, Ltd. (A)	270,200	97,264
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	9,600	57,263
Genertec Universal Medical Group Company, Ltd. (C)	99,000	81,353
GF Securities Company, Ltd., H Shares	119,800	184,173
GOME Retail Holdings, Ltd. (A)	870,000	161,644
Grand Baoxin Auto Group, Ltd. (A)	219,500	22,985
Great Wall Motor Company, Ltd., H Shares	103,500	289,395
Greatview Aseptic Packaging Company, Ltd.	44,000	21,890
Greenland Hong Kong Holdings, Ltd.	88,000	31,876
Greentown China Holdings, Ltd. (B)	102,500	132,639
Guangshen Railway Company, Ltd., ADR	3,552	35,129
Guangshen Railway Company, Ltd., H Shares	34,000	6,749
Guangzhou Automobile Group Company, Ltd., H Shares	234,000	197,456
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	24,000	58,313
Guangzhou R&F Properties Company, Ltd., H Shares	201,600	266,261

51

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guorui Properties, Ltd.	84,000	$4,240
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	50,071
Haichang Ocean Park Holdings, Ltd. (A)(C)	181,000	13,347
Haier Smart Home Company, Ltd., H Shares (A)	81,600	328,802
Hainan Meilan International Airport Company, Ltd., H Shares (A)	17,000	74,364
Haitian International Holdings, Ltd.	70,000	279,613
Haitong Securities Company, Ltd., H Shares	188,000	174,572
Harbin Bank Company, Ltd., H Shares (C)	74,000	9,496
Harbin Electric Company, Ltd., H Shares (A)	128,000	34,810
HC Group, Inc. (A)(B)	98,000	13,321
Hengan International Group Company, Ltd.	70,000	460,274
Hiroca Holdings, Ltd.	8,000	19,643
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	65,418
Honghua Group, Ltd. (A)	367,000	12,064
Honworld Group, Ltd. (C)	56,000	22,123
Hope Education Group Company, Ltd. (C)	174,000	58,339
Hua Hong Semiconductor, Ltd. (A)(C)	27,000	148,512
Huatai Securities Company, Ltd., H Shares (C)	112,800	173,261
Huishang Bank Corp., Ltd., H Shares	63,300	20,853
iDreamSky Technology Holdings, Ltd. (A)(C)	32,000	15,388
Industrial & Commercial Bank of China, Ltd., H Shares	5,463,000	3,929,539
Inke, Ltd. (A)	75,000	22,050
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	15,733
Jiangxi Copper Company, Ltd., H Shares	99,000	190,120
Jingrui Holdings, Ltd.	69,000	20,413
JinkoSolar Holding Company, Ltd., ADR (A)(B)	5,541	231,004
JNBY Design, Ltd.	19,000	34,015
JOYY, Inc., ADR	5,041	472,493
Kaisa Group Holdings, Ltd. (A)	258,000	127,914
Kaisa Prosperity Holdings, Ltd. (A)	4,000	12,858
Kangda International Environmental Company, Ltd. (A)(C)	140,000	12,442
Kasen International Holdings, Ltd. (A)	119,000	13,937
Kingsoft Corp., Ltd.	58,000	387,879
KWG Group Holdings, Ltd.	177,013	304,334
KWG Living Group Holdings, Ltd. (A)	88,506	90,904
Legend Holdings Corp., H Shares (C)	66,200	105,051
Lenovo Group, Ltd.	762,000	1,087,525
LexinFintech Holdings, Ltd., ADR (A)	14,967	150,568
Liaoning Port Company, Ltd., H Shares	204,000	22,130
Livzon Pharmaceutical Group, Inc., H Shares	17,400	74,248
Logan Group Company, Ltd.	166,000	280,366
Longfor Group Holdings, Ltd. (C)	201,500	1,336,470
Lonking Holdings, Ltd.	277,000	117,950
Luye Pharma Group, Ltd. (C)	235,000	150,519
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	36,965
Metallurgical Corp. of China, Ltd., H Shares	185,000	48,137
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Minth Group, Ltd.	88,000	$368,667
MOBI Development Company, Ltd.	70,000	4,980
Modern Land China Company, Ltd.	88,000	9,505
Momo, Inc., ADR	17,548	258,658
Nature Home Holding Company, Ltd. (A)	59,000	8,685
NetDragon Websoft Holdings, Ltd.	17,000	43,475
New China Life Insurance Company, Ltd., H Shares	86,800	337,230
NVC International Holdings, Ltd. (A)	267,000	6,405
Orient Securities Company, Ltd., H Shares (C)	66,400	42,979
PetroChina Company, Ltd., ADR	1,761	63,660
PetroChina Company, Ltd., H Shares	2,098,000	760,651
PICC Property & Casualty Company, Ltd., H Shares	624,000	542,941
Ping An Insurance Group Company of China, Ltd., H Shares	141,000	1,686,551
Postal Savings Bank of China Company, Ltd., H Shares (C)	745,000	558,336
Powerlong Real Estate Holdings, Ltd.	178,000	177,514
Q Technology Group Company, Ltd.	37,000	75,911
Qingdao Port International Company, Ltd., H Shares (B)(C)	19,000	11,657
Qingling Motors Company, Ltd., H Shares	128,000	24,853
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	62,480	36,953
Redco Properties Group, Ltd. (C)	96,000	33,007
Redsun Properties Group, Ltd.	93,000	34,880
Ronshine China Holdings, Ltd. (A)	61,500	42,532
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	117,835
Seazen Group, Ltd. (A)	240,000	294,955
Shandong Chenming Paper Holdings, Ltd., H Shares	41,000	37,999
Shandong Gold Mining Company, Ltd., H Shares (C)	63,500	119,771
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	252,000	499,711
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	56,979
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares (B)	35,500	151,967
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	47,354
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	91,200	179,260
Shengjing Bank Company, Ltd., H Shares (A)(C)	17,500	15,728
Shenguan Holdings Group, Ltd.	90,000	4,266
Shenwan Hongyuan Group Company, Ltd., H Shares (C)	143,200	40,217
Shui On Land, Ltd.	390,961	59,860
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	46,805
Sino-Ocean Group Holding, Ltd.	333,973	74,446
Sinopec Engineering Group Company, Ltd., H Shares	129,000	71,400
Sinopec Oilfield Service Corp., H Shares (A)	550,000	48,324
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	71,009

52

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopharm Group Company, Ltd., H Shares	156,800	$379,879
Sinosoft Technology Group, Ltd. (A)	104,000	21,209
Sinotrans, Ltd., H Shares	242,000	89,840
Sinotruk Hong Kong, Ltd.	106,500	320,604
Skyfame Realty Holdings, Ltd.	286,000	34,948
SOHO China, Ltd. (A)	247,000	75,705
Sun King Technology Group, Ltd.	108,000	35,007
Sunac China Holdings, Ltd.	291,000	1,251,451
Sunac Services Holdings, Ltd. (A)(C)	7,400	23,622
Sunshine 100 China Holdings, Ltd. (B)(C)	77,000	11,649
Ten Pao Group Holdings, Ltd.	80,000	23,621
Tencent Music Entertainment Group, ADR (A)	14,268	292,351
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,436
The People's Insurance Company Group of China, Ltd., H Shares	514,000	167,114
Tian Ge Interactive Holdings, Ltd. (A)(C)	44,000	5,052
Tiangong International Company, Ltd.	108,000	53,429
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	10,368
Tianneng Power International, Ltd.	78,000	147,777
Tianyun International Holdings, Ltd.	54,000	11,977
Tingyi Cayman Islands Holding Corp.	212,000	389,810
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	42,358
Tongcheng-Elong Holdings, Ltd. (A)	74,000	167,484
TravelSky Technology, Ltd., H Shares	88,000	206,447
Trigiant Group, Ltd. (A)	158,000	15,264
Trip.com Group, Ltd., ADR (A)	35,226	1,396,006
Tsingtao Brewery Company, Ltd., H Shares	38,000	338,207
Uni-President China Holdings, Ltd.	120,000	146,007
Viomi Technology Company, Ltd., ADR (A)	4,620	41,580
Vipshop Holdings, Ltd., ADR (A)	17,518	523,087
Virscend Education Company, Ltd. (C)	59,000	11,835
Want Want China Holdings, Ltd.	454,000	341,103
Weibo Corp., ADR (A)	7,351	370,931
Weichai Power Company, Ltd., H Shares	217,000	544,752
Weiqiao Textile Company, H Shares	73,500	19,540
West China Cement, Ltd.	380,000	65,145
Wisdom Education International Holdings Company, Ltd.	38,000	16,941
Xiamen International Port Company, Ltd., H Shares	260,000	37,544
Xingda International Holdings, Ltd.	135,930	36,074
Xingfa Aluminium Holdings, Ltd.	29,000	32,075
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	35,258
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	47,000	89,175
Xinyuan Real Estate Company, Ltd., ADR	6,010	16,888
Xtep International Holdings, Ltd.	149,592	87,876
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Company, H Shares (B)(C)	15,500	19,765
Yanzhou Coal Mining Company, Ltd., H Shares	262,000	310,705
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	33,400	35,593
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yiren Digital, Ltd., ADR (A)	7,156	$36,281
Yum China Holdings, Inc.	28,049	1,660,781
Yuzhou Group Holdings Company, Ltd.	297,024	88,881
Zhaojin Mining Industry Company, Ltd., H Shares	122,500	111,971
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (B)	25,400	35,952
Zhenro Properties Group, Ltd.	131,000	92,865
Zhong An Group, Ltd.	409,000	19,775
Zhongsheng Group Holdings, Ltd.	56,000	396,717
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	34,500	36,292
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	47,900	179,696
Zijin Mining Group Company, Ltd., H Shares	468,000	578,780
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,000	160,671
ZTE Corp., H Shares (B)	62,400	159,494
ZTO Express Cayman, Inc., ADR	34,890	1,017,044
		68,879,230
Colombia - 0.1%
Cementos Argos SA	24,726	34,776
Grupo Argos SA	36,406	117,121
Grupo de Inversiones Suramericana SA	23,322	138,211
		290,108
Czech Republic - 0.1%
CEZ AS	10,013	247,460
Komercni banka AS (A)	1,718	53,019
		300,479
Greece - 0.3%
Alpha Bank AE (A)	98,073	105,505
Bank of Greece (A)	667	12,502
Ellaktor SA (A)	17,133	29,236
Eurobank Ergasias Services and Holdings SA (A)	179,251	152,445
Fourlis Holdings SA (A)	3,756	18,714
Hellenic Petroleum SA	6,586	45,622
Mytilineos SA	8,068	132,963
National Bank of Greece SA (A)	46,051	134,093
Piraeus Financial Holdings SA (A)	33,087	16,967
		648,047
Hong Kong - 6.7%
Ajisen China Holdings, Ltd.	147,000	24,205
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	8,521
Asian Citrus Holdings, Ltd. (A)	249,000	12,356
Ausnutria Dairy Corp., Ltd. (A)	70,000	91,862
Beijing Energy International Holding Company, Ltd. (A)	814,000	26,276
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	9,427
Beijing Enterprises Holdings, Ltd.	63,500	224,752
Beijing Enterprises Water Group, Ltd. (A)	532,000	202,560
Bosideng International Holdings, Ltd.	394,000	177,928
Brilliance China Automotive Holdings, Ltd.	216,000	204,379
C C Land Holdings, Ltd.	125,126	29,174
C&D International Investment Group, Ltd.	14,000	25,476
CA Cultural Technology Group, Ltd. (A)	35,000	12,342

53

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	$0
CGN New Energy Holdings Company, Ltd. (A)	150,000	39,237
China Aerospace International Holdings, Ltd.	190,000	15,945
China Aircraft Leasing Group Holdings, Ltd.	23,000	18,664
China Boton Group Company, Ltd. (A)	20,000	8,707
China Education Group Holdings, Ltd.	47,000	83,856
China Everbright Greentech, Ltd. (C)	43,000	17,527
China Everbright, Ltd.	76,000	99,272
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,431
China Foods, Ltd.	74,000	31,380
China Gas Holdings, Ltd.	254,000	1,042,844
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (B)	86,000	68,311
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,153
China High Speed Transmission Equipment Group Company, Ltd.	45,000	45,550
China Jinmao Holdings Group, Ltd.	500,000	201,227
China Longevity Group Company, Ltd. (A)(D)	93,000	4,917
China Lumena New Materials Corp. (A)(B)(D)	2,036,000	0
China Mengniu Dairy Company, Ltd. (A)	76,000	437,818
China Merchants Land, Ltd.	260,000	38,230
China Merchants Port Holdings Company, Ltd.	136,622	210,071
China New Town Development Company, Ltd.	300,165	5,735
China Oil & Gas Group, Ltd. (A)	600,000	32,918
China Overseas Grand Oceans Group, Ltd.	191,500	125,475
China Overseas Land & Investment, Ltd.	421,000	1,100,483
China Resources Cement Holdings, Ltd.	282,000	318,100
China Resources Gas Group, Ltd.	98,000	543,940
China Resources Land, Ltd.	366,000	1,783,820
China South City Holdings, Ltd.	498,000	55,222
China Taiping Insurance Holdings Company, Ltd.	178,600	365,261
China Traditional Chinese Medicine Holdings Company, Ltd.	336,000	210,065
China Travel International Investment Hong Kong, Ltd. (A)	314,000	53,407
China Vast Industrial Urban Development Company, Ltd. (C)	36,000	13,970
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,790
CIMC Enric Holdings, Ltd.	94,000	67,393
CITIC Resources Holdings, Ltd. (A)	488,000	20,143
Concord New Energy Group, Ltd.	690,000	49,862
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	20,824
COSCO SHIPPING Ports, Ltd.	162,371	118,490
CP Pokphand Company, Ltd.	870,000	112,054
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	22,092
Digital China Holdings, Ltd.	73,000	51,242
Far East Horizon, Ltd. (B)	183,000	219,607
GCL-Poly Energy Holdings, Ltd. (A)(B)	2,057,000	527,998
Geely Automobile Holdings, Ltd.	602,000	1,548,383
Gemdale Properties & Investment Corp., Ltd.	778,000	118,463
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Glorious Property Holdings, Ltd. (A)	88,000	$2,767
Glory Sun Financial Group, Ltd. (A)	612,000	20,064
Goldlion Holdings, Ltd.	36,000	8,311
Goldpac Group, Ltd.	46,000	11,584
GR Properties, Ltd. (A)	96,000	12,363
Health & Happiness H&H International Holdings, Ltd.	24,500	93,154
Hi Sun Technology China, Ltd. (A)	372,000	70,278
Hopson Development Holdings, Ltd.	90,000	324,536
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	23,998
Huanxi Media Group, Ltd. (A)	80,000	22,207
Jiayuan International Group, Ltd.	111,625	45,968
Joy City Property, Ltd.	328,000	20,515
Ju Teng International Holdings, Ltd.	130,000	34,790
Kingboard Holdings, Ltd.	88,130	476,994
Kingboard Laminates Holdings, Ltd.	111,000	241,628
Kunlun Energy Company, Ltd.	438,000	462,097
Lee & Man Paper Manufacturing, Ltd.	129,000	118,922
Lee's Pharmaceutical Holdings, Ltd.	54,000	41,500
Lifestyle China Group, Ltd. (A)	42,000	6,170
LVGEM China Real Estate Investment Company, Ltd.	60,000	16,279
Min Xin Holdings, Ltd.	24,000	12,107
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	13,060
Mobvista, Inc. (A)(C)	21,000	15,868
New World Department Store China, Ltd. (A)	34,000	4,730
Nine Dragons Paper Holdings, Ltd.	185,000	271,981
Overseas Chinese Town Asia Holdings, Ltd.	52,000	11,205
PAX Global Technology, Ltd.	104,000	112,563
Poly Property Group Company, Ltd.	266,453	78,666
Pou Sheng International Holdings, Ltd. (A)	223,000	50,083
Prinx Chengshan Cayman Holding, Ltd.	18,000	18,799
Shanghai Industrial Holdings, Ltd.	37,000	55,305
Shanghai Industrial Urban Development Group, Ltd.	359,400	35,162
Shanghai Zendai Property, Ltd. (A)	765,000	7,816
Shenzhen International Holdings, Ltd.	124,663	209,327
Shenzhen Investment, Ltd.	373,271	129,817
Shimao Group Holdings, Ltd.	150,000	473,641
Shougang Fushan Resources Group, Ltd.	272,565	67,688
Silver Grant International Holdings Group, Ltd. (A)	160,000	14,184
Sino Biopharmaceutical, Ltd.	986,000	989,793
Sinofert Holdings, Ltd. (A)	300,000	38,734
Sinopec Kantons Holdings, Ltd.	160,000	61,201
Skyworth Group, Ltd. (A)	207,190	70,945
Solargiga Energy Holdings, Ltd. (A)	243,000	11,445
SSY Group, Ltd.	182,000	105,948
Symphony Holdings, Ltd.	20,000	2,187
TCL Electronics Holdings, Ltd. (A)	114,600	88,938
Texhong Textile Group, Ltd.	32,000	46,387
The Wharf Holdings, Ltd.	107,000	284,023
Tian An China Investment Company, Ltd.	54,000	33,776
Tianjin Port Development Holdings, Ltd.	478,000	38,785
Tomson Group, Ltd.	45,714	11,494
Tongda Group Holdings, Ltd.	590,000	41,143
United Energy Group, Ltd. (A)	220,000	42,424
Vinda International Holdings, Ltd. (B)	39,000	132,042

54

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wasion Holdings, Ltd.	90,000	$27,848
Yuexiu Property Company, Ltd.	829,542	188,257
Zhuhai Holdings Investment Group, Ltd. (A)	50,000	18,814
		16,779,446
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC (A)	53,879	390,042
India - 11.9%
ACC, Ltd.	5,847	152,566
Adani Enterprises, Ltd. (A)	21,676	306,844
Adani Green Energy, Ltd. (A)	15,971	241,221
Adani Ports & Special Economic Zone, Ltd. (A)	47,493	457,315
Adani Total Gas, Ltd. (A)	1,936	25,681
Adani Transmission, Ltd. (A)	9,644	120,283
Aditya Birla Capital, Ltd. (A)	55,560	91,182
Allcargo Logistics, Ltd.	10,467	17,712
Ambuja Cements, Ltd.	55,925	236,952
Apollo Tyres, Ltd. (A)	28,578	87,941
Arvind Fashions, Ltd. (A)	4,879	9,308
Arvind, Ltd. (A)	12,009	10,912
Ashok Leyland, Ltd. (A)	97,225	151,505
Aster DM Healthcare, Ltd. (A)(C)	4,365	8,248
Aurobindo Pharma, Ltd.	33,905	407,733
Axis Bank, Ltd. (A)	125,549	1,206,611
Bajaj Holdings & Investment, Ltd. (A)	4,180	189,246
Balmer Lawrie & Company, Ltd.	11,041	19,510
Balrampur Chini Mills, Ltd.	22,314	66,669
Bank of Baroda (A)	88,922	90,450
BEML, Ltd.	1,822	31,312
Bharat Electronics, Ltd.	59,808	102,354
Bharat Forge, Ltd. (A)	10,204	83,504
Bharat Heavy Electricals, Ltd. (A)	72,839	48,687
Bharti Airtel, Ltd.	9,061	64,187
Birla Corp., Ltd.	4,591	60,375
Birlasoft, Ltd.	13,384	46,526
Brigade Enterprises, Ltd. (A)	12,969	48,547
BSE, Ltd.	724	5,639
Cadila Healthcare, Ltd. (A)	20,881	126,031
Canara Bank (A)	9,205	19,205
Ceat, Ltd. (A)	2,623	56,208
Chambal Fertilizers & Chemicals, Ltd.	19,376	60,984
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,380
Cholamandalam Financial Holdings, Ltd. (A)	5,037	41,530
Cipla, Ltd. (A)	35,701	398,301
Container Corp. of India, Ltd.	14,589	119,587
Cyient, Ltd. (A)	5,147	45,399
Dalmia Bharat, Ltd. (A)	2,887	62,720
DB Corp., Ltd. (A)	6,129	7,548
DCB Bank, Ltd. (A)	23,624	33,309
DCM Shriram, Ltd.	6,717	46,235
Dishman Carbogen Amcis, Ltd. (A)	5,361	8,010
DLF, Ltd.	42,524	167,343
Edelweiss Financial Services, Ltd. (A)	46,814	40,673
EID Parry India, Ltd. (A)	12,265	53,376
Exide Industries, Ltd.	26,285	66,324
Federal Bank, Ltd. (A)	191,615	199,344
Finolex Industries, Ltd. (A)	5,072	44,292
Firstsource Solutions, Ltd.	16,189	25,391
Fortis Healthcare, Ltd. (A)	23,713	64,744
GAIL India, Ltd.	193,496	360,085
General Insurance Corp. of India (A)(C)	8,025	21,890
GHCL, Ltd. (A)	6,390	20,064
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Glenmark Pharmaceuticals, Ltd.	13,855	$88,281
Granules India, Ltd.	18,738	77,959
Grasim Industries, Ltd.	29,668	591,912
Gujarat Alkalies & Chemicals, Ltd.	3,130	14,883
Gujarat Ambuja Exports, Ltd. (A)	15,820	27,687
Gujarat Fluorochemicals, Ltd. (A)	5,323	41,828
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	42,930
Gujarat Pipavav Port, Ltd.	15,449	20,657
Gujarat State Petronet, Ltd.	22,857	86,138
Hero MotoCorp, Ltd.	389	15,568
HFCL, Ltd. (A)	95,724	33,265
Hindalco Industries, Ltd.	140,404	630,119
ICICI Bank, Ltd. (A)	220,375	1,764,843
ICICI Bank, Ltd., ADR (A)	17,653	282,978
IDFC First Bank, Ltd. (A)	126,067	96,487
IDFC, Ltd. (A)	67,378	44,312
IIFL Finance, Ltd.	28,925	112,125
IIFL Securities, Ltd.	47,890	30,765
IIFL Wealth Management, Ltd.	2,557	43,140
Indiabulls Housing Finance, Ltd. (A)	33,338	89,946
Indiabulls Real Estate, Ltd. (A)	28,092	31,157
Indian Bank (A)	13,953	22,187
Indus Towers, Ltd.	32,463	109,144
IndusInd Bank, Ltd. (A)	8,509	112,129
Jagran Prakashan, Ltd. (A)	12,700	10,247
Jindal Saw, Ltd.	29,627	30,119
Jindal Steel & Power, Ltd. (A)	52,794	249,940
JK Cement, Ltd.	2,600	102,570
JK Tyre & Industries, Ltd.	8,887	13,215
JM Financial, Ltd.	33,116	38,626
JSW Energy, Ltd.	51,942	62,498
JSW Steel, Ltd.	103,888	670,892
Jubilant Ingrevia, Ltd. (A)(D)	11,603	18,663
Jubilant Pharmova, Ltd. (A)	11,603	108,110
Just Dial, Ltd. (A)	1,950	23,312
Jyothy Labs, Ltd. (A)	5,194	9,746
Kalpataru Power Transmission, Ltd.	9,196	47,265
Kaveri Seed Company, Ltd.	1,661	11,691
Kiri Industries, Ltd.	2,637	15,028
KPIT Technologies, Ltd. (A)	13,384	32,451
KPR Mill, Ltd.	4,562	65,806
KRBL, Ltd. (A)	2,618	6,442
L&T Finance Holdings, Ltd. (A)	74,021	97,569
Larsen & Toubro, Ltd.	49,161	957,585
Laurus Labs, Ltd. (C)	14,325	70,562
LIC Housing Finance, Ltd.	39,247	230,997
Linde India, Ltd.	3,319	81,808
Lupin, Ltd.	23,401	327,259
Maharashtra Scooters, Ltd. (A)	404	19,761
Maharashtra Seamless, Ltd.	4,212	15,813
Mahindra & Mahindra Financial Services, Ltd. (A)	59,708	162,752
Mahindra & Mahindra, Ltd.	68,622	747,888
Mahindra CIE Automotive, Ltd. (A)	17,673	39,129
Mahindra Lifespace Developers, Ltd. (A)	3,463	26,790
Manappuram Finance, Ltd.	27,778	56,887
Max Healthcare Institute, Ltd. (A)	21,489	60,774
MOIL, Ltd.	14,559	29,965
Mphasis, Ltd.	7,494	184,725
MRF, Ltd.	99	111,546
NCC, Ltd.	25,675	27,843
NIIT, Ltd.	6,884	12,887
Nilkamal, Ltd.	1,287	34,342
NMDC, Ltd.	40,445	75,153

55

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Oberoi Realty, Ltd. (A)	6,103	$48,559
Omaxe, Ltd. (A)	5,567	5,107
Persistent Systems, Ltd.	6,511	172,242
Phillips Carbon Black, Ltd.	7,735	20,245
Piramal Enterprises, Ltd.	7,847	188,164
PNB Housing Finance, Ltd. (A)(C)	3,409	17,500
Polyplex Corp., Ltd.	2,563	30,339
Power Finance Corp., Ltd.	90,707	141,423
Prestige Estates Projects, Ltd. (A)	20,468	85,463
PTC India, Ltd.	31,315	33,493
Punjab National Bank (A)	97,317	48,906
Quess Corp., Ltd. (A)(C)	1,882	17,713
Rain Industries, Ltd.	22,684	44,323
Rajesh Exports, Ltd.	8,931	58,641
Ramco Industries, Ltd.	4,270	15,090
Raymond, Ltd. (A)	1,181	5,857
RBL Bank, Ltd. (A)(C)	21,550	61,512
REC, Ltd.	89,160	160,658
Redington India, Ltd. (A)	44,685	116,440
Reliance Industries, Ltd., GDR (C)	121,829	6,735,899
Sharda Cropchem, Ltd.	2,311	9,172
Shriram City Union Finance, Ltd.	2,480	46,235
Shriram Transport Finance Company, Ltd.	13,889	271,588
Sobha, Ltd.	5,289	31,616
State Bank of India (A)	109,237	547,496
Steel Authority of India, Ltd.	106,244	115,367
Strides Pharma Science, Ltd.	2,675	31,103
Sun Pharmaceutical Industries, Ltd.	54,244	444,045
Sun TV Network, Ltd.	7,964	51,395
TAKE Solutions, Ltd. (A)	7,707	4,752
Tata Chemicals, Ltd.	6,889	71,061
Tata Consumer Products, Ltd.	31,789	277,456
Tata Motors, Ltd. (A)	220,218	914,149
Tata Steel, Ltd.	34,913	392,651
Tech Mahindra, Ltd.	8,219	112,132
Techno Electric & Engineering Company, Ltd.	7,028	28,929
The Great Eastern Shipping Company, Ltd.	12,279	52,362
The India Cements, Ltd.	20,619	47,216
The Karnataka Bank, Ltd. (A)	7,142	5,995
The Karur Vysya Bank, Ltd. (A)	24,026	18,382
The South Indian Bank, Ltd. (A)	134,442	15,324
Transport Corp. of India, Ltd.	3,182	11,168
Trident, Ltd. (A)	171,050	33,027
Tube Investments of India, Ltd.	1,822	29,749
TV18 Broadcast, Ltd. (A)	95,709	37,761
Uflex, Ltd.	7,789	40,723
Unichem Laboratories, Ltd.	4,453	19,087
UPL, Ltd.	31,035	272,928
Vardhman Textiles, Ltd. (A)	3,223	57,461
Vedanta, Ltd., ADR	61,204	769,334
Vodafone Idea, Ltd. (A)	275,824	35,104
Welspun Corp., Ltd.	14,025	26,656
Welspun Enterprises, Ltd.	9,451	13,968
Welspun India, Ltd. (A)	12,315	13,597
Wipro, Ltd.	176,610	1,002,441
Wockhardt, Ltd. (A)	4,216	23,945
Yes Bank, Ltd. (A)	196,614	41,797
Zee Entertainment Enterprises, Ltd.	73,055	203,196
		29,911,031
Indonesia - 1.3%
Adaro Energy Tbk PT	1,772,000	143,676
Adhi Karya Persero Tbk PT	235,600	17,745
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
AKR Corporindo Tbk PT	49,400	$10,972
Alam Sutera Realty Tbk PT (A)	2,635,100	38,554
Astra Agro Lestari Tbk PT	49,555	34,274
Astra International Tbk PT	669,200	243,886
Astrindo Nusantara Infrastructure Tbk PT (A)	5,572,200	19,181
Bakrie Telecom Tbk PT (A)(D)	17,557,300	30,219
Bank Danamon Indonesia Tbk PT	132,094	24,892
Bank Mandiri Persero Tbk PT	1,126,640	477,331
Bank Negara Indonesia Persero Tbk PT	591,381	233,576
Bank Pan Indonesia Tbk PT (A)	695,197	51,788
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	28,524
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	33,843
Bank Tabungan Negara Persero Tbk PT (A)	376,361	44,655
Barito Pacific Tbk PT (A)	229,300	15,185
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	8,527
BISI International Tbk PT	290,800	22,615
Blue Bird Tbk PT (A)	5,500	489
Bukit Asam Tbk PT	380,100	68,789
Bumi Serpong Damai Tbk PT (A)	499,400	38,646
Ciputra Development Tbk PT	1,290,744	97,842
Delta Dunia Makmur Tbk PT (A)	610,700	16,054
Elnusa Tbk PT	742,600	17,620
Erajaya Swasembada Tbk PT (A)	1,113,500	38,797
Indah Kiat Pulp & Paper Tbk PT	279,700	201,711
Indika Energy Tbk PT	225,300	22,152
Indo Tambangraya Megah Tbk PT	34,600	27,288
Indofood Sukses Makmur Tbk PT	483,100	220,038
Intiland Development Tbk PT (A)	1,316,300	17,430
Japfa Comfeed Indonesia Tbk PT	499,770	66,253
Jaya Real Property Tbk PT	215,500	8,538
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	29,001
Lippo Karawaci Tbk PT (A)	4,020,148	53,572
Malindo Feedmill Tbk PT (A)	128,500	6,596
Medco Energi Internasional Tbk PT (A)	1,194,526	47,071
Media Nusantara Citra Tbk PT (A)	718,600	47,321
Pabrik Kertas Tjiwi Kimia Tbk PT	60,500	43,513
Paninvest Tbk PT (A)	116,800	6,319
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	28,080
PP Persero Tbk PT	292,600	27,703
Salim Ivomas Pratama Tbk PT (A)	670,100	22,656
Sentul City Tbk PT (A)	3,615,400	12,456
Siloam International Hospitals Tbk PT (A)	36,900	12,347
Sri Rejeki Isman Tbk PT	1,260,900	17,574
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk (A)	1,428,300	27,095
Trias Sentosa Tbk PT	512,800	14,816
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	29,938
United Tractors Tbk PT	202,200	308,042
Vale Indonesia Tbk PT (A)	224,100	67,822
Waskita Beton Precast Tbk PT	1,406,800	20,591
Waskita Karya Persero Tbk PT	533,700	42,634
Wijaya Karya Persero Tbk PT	349,400	37,157
XL Axiata Tbk PT	403,300	58,186
		3,281,580
Malaysia - 1.7%
Aeon Company M BHD	28,600	8,907

56

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
AFFIN Bank BHD	127,305	$53,246
Alliance Bank Malaysia BHD (A)	129,100	82,469
AMMB Holdings BHD	204,262	144,390
Batu Kawan BHD	3,100	13,321
Berjaya Assets BHD (A)	77,400	8,310
Berjaya Corp. BHD (A)(B)	439,496	48,290
Berjaya Land BHD (A)	244,400	23,891
BIMB Holdings BHD	26,300	26,830
Boustead Holdings BHD (A)	116,088	16,833
Cahya Mata Sarawak BHD	52,100	27,501
CIMB Group Holdings BHD	567,823	594,982
Cypark Resources BHD (A)	54,200	17,040
DRB-Hicom BHD	93,400	43,296
Eastern & Oriental BHD	96,737	14,030
Eco World Development Group BHD	84,300	12,627
Ekovest BHD	146,600	17,166
Gamuda BHD (A)	99,430	85,821
Genting BHD	183,000	222,163
Genting Malaysia BHD	247,000	182,941
HAP Seng Consolidated BHD	8,620	17,369
Hengyuan Refining Company BHD	28,800	36,156
HeveaBoard BHD	105,300	15,528
Hong Leong Financial Group BHD	33,099	139,186
IJM Corp. BHD	264,060	107,790
Insas BHD	88,369	18,017
JAKS Resources BHD (A)	177,060	26,726
Jaya Tiasa Holdings BHD (A)	58,826	9,689
Keck Seng Malaysia BHD (A)	11,300	9,824
Land & General BHD (A)	437,820	12,711
Lotte Chemical Titan Holding BHD (C)	29,800	18,382
Magnum BHD	132,714	70,423
Mah Sing Group BHD	192,300	39,268
Malayan Banking BHD	337,364	671,698
Malaysia Airports Holdings BHD	36,700	55,428
Malaysia Building Society BHD	184,128	29,353
Malaysian Resources Corp. BHD	202,400	22,524
Matrix Concepts Holdings BHD	17,400	8,103
MBM Resources BHD	11,400	9,445
MISC BHD	106,200	174,850
MKH BHD	49,230	17,128
MMC Corp. BHD	68,600	17,074
MNRB Holdings BHD	36,891	11,574
Muhibbah Engineering (M) BHD	69,300	17,451
Oriental Holdings BHD	44,420	55,621
OSK Holdings BHD	212,897	50,932
Pos Malaysia BHD (A)	30,900	6,610
PPB Group BHD	30,500	136,202
RHB Bank BHD	140,789	182,445
Sapura Energy BHD (A)	1,155,500	40,384
Sime Darby BHD	307,400	178,064
Sime Darby Property BHD	271,300	42,593
SP Setia BHD Group (A)	173,900	44,086
Sunway BHD (A)	140,407	57,575
Ta Ann Holdings BHD	50,348	34,690
Tan Chong Motor Holdings BHD	6,300	1,809
Tropicana Corp. BHD (A)	161,380	33,696
UEM Edgenta BHD	32,900	14,088
UEM Sunrise BHD (A)	372,300	39,156
UMW Holdings BHD	48,800	38,377
United Malacca BHD	11,900	14,906
UOA Development BHD (B)	106,900	46,449
Velesto Energy BHD (A)	428,800	17,545
Vivocom International Holdings BHD (A)	51,766	8,854
WCT Holdings BHD (A)	192,558	26,770
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
YNH Property BHD	34,619	$23,483
YTL Corp. BHD (A)	536,837	87,531
		4,381,617
Mexico - 2.2%
Alfa SAB de CV, Class A	370,181	214,616
Alpek SAB de CV	49,200	46,024
Arca Continental SAB de CV	25,987	127,777
Banco del Bajio SA (A)(C)	68,070	91,550
Cemex SAB de CV (A)	985,562	692,900
Coca-Cola Femsa SAB de CV	23,422	107,716
Consorcio ARA SAB de CV (A)	25,993	5,685
Controladora Nemak SAB de CV (A)	242,555	30,379
Corp. Actinver SAB de CV (A)	16,024	7,840
Credito Real SAB de CV (A)	47,738	22,585
El Puerto de Liverpool SAB de CV, Series C1	13,794	48,564
Fomento Economico Mexicano SAB de CV	4,256	32,067
Gentera SAB de CV (A)	115,192	51,285
Grupo Carso SAB de CV, Series A1 (A)	34,769	94,494
Grupo Cementos de Chihuahua SAB de CV	14,906	102,864
Grupo Comercial Chedraui SA de CV	28,776	45,488
Grupo Elektra SAB de CV	875	58,814
Grupo Financiero Banorte SAB de CV, Series O (A)	163,262	920,568
Grupo Financiero Inbursa SAB de CV, Series O (A)	145,540	131,801
Grupo KUO SAB de CV, Series B (A)	51,692	126,451
Grupo Mexico SAB de CV, Series B	242,225	1,276,808
Grupo Pochteca SAB de CV (A)	9,600	2,701
Grupo Sanborns SAB de CV (A)	135,592	117,750
Grupo Sports World SAB de CV (A)	10,769	3,182
Grupo Televisa SAB (A)	202,588	360,088
Industrias Bachoco SAB de CV, Series B	14,121	46,986
Industrias CH SAB de CV, Series B (A)	21,296	121,705
Industrias Penoles SAB de CV (A)	8,071	104,163
Minera Frisco SAB de CV, Series A1 (A)	70,737	14,466
Minera Frisco SAB de CV, Series A2 (A)	97,266	19,987
Nemak SAB de CV (A)(C)	122,637	33,240
Orbia Advance Corp. SAB de CV	82,670	220,432
Organizacion Cultiba SAB de CV	51,197	34,441
Organizacion Soriana SAB de CV, Series B (A)	213,150	208,567
Promotora y Operadora de Infraestructura SAB de CV	6,552	50,007
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	15,982
Unifin Financiera SAB de CV (A)	31,282	42,409
Vitro SAB de CV, Series A (A)	6,357	7,726
		5,640,108
Philippines - 0.9%
Alliance Global Group, Inc.	382,700	84,145
Ayala Corp.	11,030	168,352
Bank of the Philippine Islands	74,260	124,916
BDO Unibank, Inc.	154,227	324,515
Cebu Air, Inc. (A)	42,909	39,917
China Banking Corp.	75,528	35,853
Cosco Capital, Inc.	388,900	41,291
DMCI Holdings, Inc.	144,200	16,540
East West Banking Corp. (A)	74,300	14,870
EEI Corp. (A)	43,000	6,448
Filinvest Development Corp.	119,475	21,367
Filinvest Land, Inc.	937,500	21,261
First Philippine Holdings Corp.	29,660	42,670

57

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Global Ferronickel Holdings, Inc. (A)	283,424	$14,114
GT Capital Holdings, Inc.	4,619	49,788
JG Summit Holdings, Inc.	217,932	268,466
LT Group, Inc.	159,800	44,498
Megaworld Corp.	839,700	62,038
Metropolitan Bank & Trust Company	130,973	119,933
Nickel Asia Corp.	432,520	44,638
Petron Corp. (A)	289,400	18,246
Philex Mining Corp.	161,300	15,130
Philippine National Bank (A)	65,310	30,488
Philtown Properties, Inc. (A)(D)	3,844	122
Phoenix Petroleum Philippines, Inc. (A)	22,200	5,160
Premium Leisure Corp. (A)	815,000	6,473
RFM Corp.	133,500	12,657
Rizal Commercial Banking Corp.	62,703	21,754
Robinsons Land Corp.	330,768	122,014
Robinsons Retail Holdings, Inc.	16,680	19,681
San Miguel Corp.	60,640	148,795
Security Bank Corp.	15,410	38,499
Top Frontier Investment Holdings, Inc. (A)	32,434	93,540
Union Bank of the Philippines	43,950	63,060
Vista Land & Lifescapes, Inc.	569,000	43,933
		2,185,172
Poland - 0.6%
Alior Bank SA (A)	8,706	50,650
Bank Millennium SA (A)	57,979	55,469
Ciech SA (A)	2,826	26,470
Develia SA	22,340	13,447
Enea SA (A)	24,198	38,854
Grupa Azoty SA (A)	4,728	36,039
Grupa Lotos SA	4,036	44,304
Jastrzebska Spolka Weglowa SA (A)	2,583	19,314
KGHM Polska Miedz SA (A)	10,796	518,700
Lubelski Wegiel Bogdanka SA (A)	2,164	12,966
mBank SA (A)	914	49,576
PGE Polska Grupa Energetyczna SA (A)	63,994	110,021
PKP Cargo SA (A)	5,709	25,975
Polski Koncern Naftowy ORLEN SA	30,903	495,697
Stalexport Autostrady SA	15,820	15,921
Tauron Polska Energia SA (A)	64,088	42,017
		1,555,420
Qatar - 0.3%
Aamal Company	116,646	30,622
Alijarah Holding Company QPSC	77,548	26,523
Barwa Real Estate Company	112,905	100,830
Commercial Bank PSQC	75,947	101,250
Doha Bank QPSC	45,099	28,111
Doha Insurance Company QSC	25,407	13,729
Gulf International Services QSC (A)	102,379	42,025
Gulf Warehousing Company	19,525	27,377
Mesaieed Petrochemical Holding Company	112,799	57,635
Ooredoo QPSC	51,450	100,073
Qatar Fuel QSC	4,526	21,306
Qatar Insurance Company SAQ (A)	56,377	38,419
Qatar National Cement Company QSC	23,781	32,558
Qatar Navigation QSC	12,650	26,770
United Development Company QSC	84,037	36,828
Vodafone Qatar QSC	102,461	46,310
		730,366
Russia - 1.3%
Gazprom PJSC, ADR	196,506	1,170,431
LUKOIL PJSC, ADR	22,853	1,846,742
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Rosneft Oil Company PJSC, GDR	6,015	$45,454
RusHydro PJSC, ADR	74,896	76,736
VTB Bank PJSC, GDR	86,297	94,064
		3,233,427
Saudi Arabia - 0.8%
Alinma Bank (A)	39,078	191,946
Arab National Bank	5,736	31,999
Banque Saudi Fransi	2,754	24,535
Etihad Etisalat Company (A)	6,897	54,412
Riyad Bank	58,204	348,478
Samba Financial Group (A)	45,410	466,797
Saudi Basic Industries Corp.	22,136	693,615
The Saudi British Bank	15,973	112,387
		1,924,169
South Africa - 4.0%
Absa Group, Ltd.	53,337	455,642
AECI, Ltd.	11,686	81,842
African Rainbow Minerals, Ltd.	10,677	200,530
Alexander Forbes Group Holdings, Ltd.	120,790	33,554
Alviva Holdings, Ltd.	22,754	17,927
AngloGold Ashanti, Ltd.	4,187	91,138
Aspen Pharmacare Holdings, Ltd. (A)	24,524	239,627
Astral Foods, Ltd.	4,628	46,038
Balwin Properties, Ltd.	6,271	1,858
Barloworld, Ltd. (A)	29,177	178,542
Blue Label Telecoms, Ltd. (A)	44,582	12,622
Caxton & CTP Publishers & Printers, Ltd. (A)	19,879	9,431
DataTec, Ltd. (A)	17,642	31,061
Discovery, Ltd. (A)	28,018	251,411
Distell Group Holdings, Ltd. (A)	3,034	24,034
Exxaro Resources, Ltd.	21,211	249,910
FirstRand, Ltd.	137,017	478,835
Gold Fields, Ltd., ADR	64,925	616,138
Grindrod, Ltd. (A)	84,437	27,398
Harmony Gold Mining Company, Ltd. (A)	10,790	46,009
Hudaco Industries, Ltd.	5,065	33,605
Impala Platinum Holdings, Ltd.	47,215	871,662
Imperial Logistics, Ltd.	19,928	63,837
Investec, Ltd.	25,084	73,711
KAP Industrial Holdings, Ltd. (A)	320,850	89,768
Lewis Group, Ltd.	14,408	29,854
Liberty Holdings, Ltd.	15,664	62,443
Life Healthcare Group Holdings, Ltd. (A)	120,405	150,855
Long4Life, Ltd. (A)	31,563	7,615
Massmart Holdings, Ltd. (A)	9,208	34,276
Metair Investments, Ltd.	28,785	44,034
Momentum Metropolitan Holdings	112,808	133,002
Motus Holdings, Ltd.	14,065	82,148
Mpact, Ltd.	23,460	31,846
MTN Group, Ltd.	193,966	1,139,256
Murray & Roberts Holdings, Ltd. (A)	60,191	44,095
Nedbank Group, Ltd.	29,166	276,507
Ninety One, Ltd.	12,542	40,793
Oceana Group, Ltd.	2,614	11,665
Old Mutual, Ltd.	238,727	204,282
Omnia Holdings, Ltd. (A)	26,143	86,861
Pepkor Holdings, Ltd. (A)(C)	42,396	46,471
PPC, Ltd. (A)	168,790	27,494
PSG Group, Ltd.	5,957	28,501
Raubex Group, Ltd.	31,032	59,719
RCL Foods, Ltd.	35,643	22,727
Reunert, Ltd.	22,587	77,295

58

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Royal Bafokeng Platinum, Ltd.	6,534	$48,626
Sanlam, Ltd.	33,478	135,164
Sappi, Ltd. (A)	61,862	192,367
Sasol, Ltd. (A)	38,091	550,393
Sibanye Stillwater, Ltd.	79,031	351,830
Standard Bank Group, Ltd.	110,671	939,575
Super Group, Ltd. (A)	49,845	100,428
Telkom SA SOC, Ltd.	37,622	107,855
The Bidvest Group, Ltd.	15,088	174,000
The Foschini Group, Ltd. (A)	30,762	255,327
Tiger Brands, Ltd.	12,335	176,019
Trencor, Ltd.	40,666	11,924
Wilson Bayly Holmes-Ovcon, Ltd. (A)	7,646	50,553
		9,961,930
South Korea - 14.7%
Aekyung Petrochemical Company, Ltd.	2,084	21,464
AJ Networks Company, Ltd.	2,832	11,284
AK Holdings, Inc.	743	17,627
Asia Cement Company, Ltd.	32	3,303
ASIA Holdings Company, Ltd.	241	25,811
BNK Financial Group, Inc.	31,490	189,038
Bookook Securities Company, Ltd.	501	10,084
Busan City Gas Company, Ltd.	58	2,944
Chosun Refractories Company, Ltd.	338	24,523
CJ CheilJedang Corp.	1,034	376,233
CJ Corp.	2,236	186,479
CJ Freshway Corp. (A)	575	12,474
CJ Logistics Corp. (A)	826	133,993
Dae Dong Industrial Company, Ltd.	3,364	30,008
Dae Han Flour Mills Company, Ltd.	232	30,233
Dae Won Kang Up Company, Ltd.	4,385	17,379
Daesang Corp.	2,028	45,112
Daesang Holdings Company, Ltd.	2,310	22,077
Daewoo Engineering & Construction Company, Ltd. (A)	24,993	146,657
Dahaam E-Tec Company, Ltd. (A)	2,630	122,466
Daihan Pharmaceutical Company, Ltd.	563	18,163
Daishin Securities Company, Ltd.	3,901	56,189
Daou Data Corp.	1,778	20,219
Daou Technology, Inc.	3,359	80,732
DB Financial Investment Company, Ltd.	7,633	40,918
DB Insurance Company, Ltd.	6,507	272,098
DB, Inc. (A)	19,825	15,310
Deutsch Motors, Inc.	3,904	24,505
DGB Financial Group, Inc.	22,082	164,752
DI Dong Il Corp.	216	32,908
DL E&C Company, Ltd. (A)	2,017	214,755
DL Holdings Company, Ltd.	1,609	124,953
Dongkuk Industries Company, Ltd.	8,476	27,099
Dongkuk Steel Mill Company, Ltd.	6,404	77,552
Dongwon Development Company, Ltd.	9,567	45,742
Dongwon F&B Company, Ltd.	122	20,821
Dongwon Industries Company, Ltd.	176	40,038
Doosan Bobcat, Inc. (A)	4,079	152,241
Doosan Company, Ltd.	554	24,530
Doosan Infracore Company, Ltd. (A)	19,096	192,590
DTR Automotive Corp.	1,179	32,461
Easy Holdings Company, Ltd.	3,872	15,792
E-MART, Inc.	1,480	224,988
Eugene Corp.	6,888	34,882
Eugene Investment & Securities Company, Ltd.	11,471	41,107
Eusu Holdings Company, Ltd.	1,407	7,963
Farmsco	2,687	16,778
GS Engineering & Construction Corp.	7,532	287,722
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
GS Global Corp. (A)	7,813	$17,319
GS Holdings Corp.	6,453	223,909
GS Home Shopping, Inc.	370	49,204
Gwangju Shinsegae Company, Ltd.	152	22,810
Halla Holdings Corp.	837	30,287
Hana Financial Group, Inc.	35,399	1,338,896
Handsome Company, Ltd.	1,545	55,628
Hanil Holdings Company, Ltd.	2,975	33,546
Hanjin Transportation Company, Ltd.	1,052	40,052
Hankook Tire & Technology Company, Ltd.	9,820	427,425
Hanshin Construction Company, Ltd.	1,844	32,951
Hansol Holdings Company, Ltd.	5,241	18,036
Hansol Paper Company, Ltd.	2,920	37,135
Hansol Technics Company, Ltd. (A)	3,325	31,177
Hanwha Aerospace Company, Ltd.	2,248	81,757
Hanwha Corp.	4,500	127,449
Hanwha General Insurance Company, Ltd. (A)	5,427	23,423
Hanwha Investment & Securities Company, Ltd. (A)	15,071	56,924
Hanwha Life Insurance Company, Ltd.	34,108	96,629
Hanwha Solutions Corp. (A)	10,905	487,523
Harim Holdings Company, Ltd.	5,472	44,887
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	22,879
Hitejinro Holdings Company, Ltd.	995	14,929
Huvis Corp.	3,715	29,040
Huvitz Company, Ltd.	1,341	10,000
Hyosung Corp.	1,204	94,853
Hyosung Heavy Industries Corp. (A)	742	51,815
Hyundai Construction Equipment Company, Ltd. (A)	1,613	76,927
Hyundai Corp.	1,339	23,219
Hyundai Corp. Holdings, Inc.	1,811	23,359
Hyundai Department Store Company, Ltd.	1,847	148,699
Hyundai Electric & Energy System Company, Ltd. (A)	2,220	41,458
Hyundai Engineering & Construction Company, Ltd.	7,065	276,232
Hyundai Futurenet Company, Ltd.	8,894	37,773
Hyundai Greenfood Company, Ltd.	5,234	48,931
Hyundai Heavy Industries Holdings Company, Ltd.	716	184,779
Hyundai Home Shopping Network Corp.	652	46,732
Hyundai Livart Furniture Company, Ltd.	1,327	21,283
Hyundai Marine & Fire Insurance Company, Ltd.	8,489	183,923
Hyundai Mipo Dockyard Company, Ltd. (A)	3,037	180,471
Hyundai Mobis Company, Ltd.	4,537	1,176,861
Hyundai Motor Company	9,379	1,817,719
Hyundai Motor Securities Company, Ltd.	3,480	40,319
Hyundai Steel Company	6,801	290,175
Hyundai Wia Corp.	1,918	131,462
Industrial Bank of Korea	26,166	211,955
Interpark Corp.	5,387	23,295
INTOPS Company, Ltd.	1,374	37,593
Iones Company, Ltd. (A)	4,034	27,818
Jahwa Electronics Company, Ltd. (A)	2,057	30,543
JB Financial Group Company, Ltd.	16,807	97,320
Jeil Savings Bank (A)(D)	1,820	0
KAON Media Company, Ltd.	3,214	33,632
KB Financial Group, Inc.	5,839	287,790

59

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KB Financial Group, Inc., ADR	39,288	$1,942,006
KC Company, Ltd.	1,496	36,137
KCC Corp.	347	73,131
KCC Glass Corp.	939	41,663
Kia Motors Corp.	18,836	1,384,524
KISCO Corp.	4,131	39,090
KISCO Holdings Company, Ltd.	1,536	23,510
KISWIRE, Ltd.	1,553	29,573
KIWOOM Securities Company, Ltd.	1,432	160,618
Kolmar Korea Holdings Company, Ltd.	1,323	33,766
Kolon Corp.	898	18,507
Kolon Industries, Inc.	2,219	117,883
Korea Asset In Trust Company, Ltd.	9,060	37,518
Korea Electric Terminal Company, Ltd.	561	35,889
Korea Investment Holdings Company, Ltd.	4,028	306,029
Korea Line Corp. (A)	18,450	56,091
Korea Petrochemical Industrial Company, Ltd.	441	127,543
Korea Real Estate Investment & Trust Company, Ltd.	14,635	31,246
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,882	341,841
Korea Zinc Company, Ltd.	845	305,959
Korean Air Lines Company, Ltd. (A)	16,372	396,005
Korean Reinsurance Company	9,470	70,781
Kortek Corp.	1,806	16,797
KPX Chemical Company, Ltd.	660	37,188
KSS LINE, Ltd.	3,562	34,542
KT Skylife Company, Ltd.	1,768	13,500
KT&G Corp.	2,902	209,050
KTB Investment & Securities Company, Ltd.	8,806	37,734
Kukdo Chemical Company, Ltd.	308	18,810
Kumho Tire Company, Inc. (A)	7,054	23,838
Kyeryong Construction Industrial Company, Ltd.	1,547	43,592
LF Corp.	2,312	33,504
LG Corp.	6,678	535,819
LG Display Company, Ltd., ADR (B)	58,346	582,877
LG Electronics, Inc.	12,336	1,646,916
LG Hausys, Ltd.	659	49,685
LG HelloVision Company, Ltd.	3,836	16,706
LG International Corp.	2,902	82,064
LG Uplus Corp.	18,651	202,380
Lotte Chemical Corp.	1,193	318,682
Lotte Chilsung Beverage Company, Ltd.	305	36,863
Lotte Corp.	2,012	60,602
LOTTE Fine Chemical Company, Ltd.	1,849	96,234
Lotte Food Company, Ltd.	34	11,387
LOTTE Himart Company, Ltd.	1,006	37,298
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	8,898
Lotte Shopping Company, Ltd.	1,153	128,965
LS Corp.	1,793	109,050
Meritz Financial Group, Inc.	4,707	71,525
Meritz Fire & Marine Insurance Company, Ltd.	7,460	127,748
Meritz Securities Company, Ltd.	35,902	146,627
Mirae Asset Daewoo Company, Ltd.	33,985	297,291
Mirae Asset Life Insurance Company, Ltd.	12,332	45,820
MK Electron Company, Ltd.	4,085	40,916
Muhak Company, Ltd.	2,080	12,672
Namyang Dairy Products Company, Ltd.	58	15,532
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Nexen Corp.	3,733	$15,536
Nexen Tire Corp.	6,465	43,626
NH Investment & Securities Company, Ltd.	12,340	127,535
NHN Corp. (A)	941	60,457
Nong Shim Holdings Company, Ltd.	402	27,011
NongShim Company, Ltd.	255	63,955
NS Shopping Company, Ltd.	1,078	11,170
OCI Company, Ltd. (A)	1,606	174,373
Orion Holdings Corp.	2,756	34,804
Paik Kwang Industrial Company, Ltd.	8,300	33,504
Pan Ocean Company, Ltd.	26,446	144,969
Paradise Company, Ltd. (A)	2,760	40,802
Poongsan Corp.	2,423	72,097
Poongsan Holdings Corp.	1,129	22,956
POSCO	6,287	1,781,461
Posco International Corp.	5,969	106,733
Rayence Company, Ltd.	1,351	14,798
Sam Young Electronics Company, Ltd.	938	9,160
Samho Development Company, Ltd.	4,213	19,321
Sammok S-Form Company, Ltd. (A)	1,315	16,154
SAMPYO Cement Company, Ltd.	4,134	21,123
Samsung C&T Corp.	4,883	540,080
Samsung Card Company, Ltd.	3,308	100,782
Samsung Electronics Company, Ltd.	31,700	2,293,325
Samsung Fire & Marine Insurance Company, Ltd.	3,605	605,800
Samsung Heavy Industries Company, Ltd. (A)	37,701	260,303
Samsung Life Insurance Company, Ltd.	5,063	349,985
Samsung Securities Company, Ltd.	4,810	168,374
SAMT Company, Ltd.	11,604	28,170
Samyang Corp.	258	13,163
Samyang Holdings Corp.	535	44,398
Sangsangin Company, Ltd. (A)	7,001	41,095
Sebang Company, Ltd.	1,153	13,484
Sebang Global Battery Company, Ltd.	921	63,738
Sejong Industrial Company, Ltd.	1,547	12,456
SGC e Tec E&C Company, Ltd.	138	6,621
SGC Energy Company, Ltd.	6	210
Shindaeyang Paper Company, Ltd.	267	19,244
Shinhan Financial Group Company, Ltd.	2,494	82,831
Shinhan Financial Group Company, Ltd., ADR (B)	44,471	1,491,557
Shinsegae Engineering & Construction Company, Ltd.	621	25,859
Shinsegae Food Company, Ltd.	268	17,674
Shinsegae Information & Communication Company, Ltd.	294	40,188
Shinsegae, Inc.	886	221,102
Shinwha Intertek Corp.	4,441	13,543
Shinyoung Securities Company, Ltd. (A)	970	48,961
SK Discovery Company, Ltd.	1,496	80,823
SK Gas, Ltd.	496	46,779
SK Holdings Company, Ltd.	2,806	703,417
SK Hynix, Inc.	11,934	1,408,949
SK Innovation Company, Ltd. (A)	2,416	470,617
SK Networks Company, Ltd.	21,423	106,988
SK Securities Company, Ltd.	27,076	21,174
SL Corp.	1,618	32,066
SNT Dynamics Company, Ltd.	2,942	19,520
SNT Holdings Company, Ltd.	1,460	23,994
SNT Motiv Company, Ltd.	1,396	76,946
Solus Advanced Materials Company, Ltd.	1,022	42,844
Sungshin Cement Company, Ltd.	3,637	34,512

60

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sungwoo Hitech Company, Ltd.	2,984	$16,191
Sunjin Company, Ltd.	2,276	34,121
Taekwang Industrial Company, Ltd.	48	39,109
Taeyoung Engineering & Construction Company, Ltd.	2,234	23,718
Tongyang Life Insurance Company, Ltd.	7,644	28,589
Tovis Company, Ltd. (A)	1,305	9,656
TS Corp.	1,273	34,549
TY Holdings Company, Ltd. (A)	2,153	50,276
Unid Company, Ltd.	746	44,651
Wonik Holdings Company, Ltd. (A)	5,948	34,936
Woori Financial Group, Inc. (B)	58,729	524,196
Young Poong Corp.	51	26,269
Youngone Corp.	3,192	113,278
Youngone Holdings Company, Ltd.	920	35,308
Yuanta Securities Korea Company, Ltd.	11,703	36,695
Zeus Company, Ltd.	1,798	42,288
		37,005,117
Taiwan - 16.4%
Acer, Inc.	256,452	283,805
ACES Electronic Company, Ltd.	18,000	28,526
Advanced International Multitech Company, Ltd.	13,000	28,419
Advancetek Enterprise Company, Ltd.	35,186	22,081
AGV Products Corp. (A)	87,716	27,860
Alpha Networks, Inc.	31,773	41,728
AmTRAN Technology Company, Ltd. (A)	53,000	34,064
Apacer Technology, Inc.	11,000	16,651
APCB, Inc.	37,000	28,375
Apex International Company, Ltd.	7,000	16,384
Ardentec Corp.	45,000	71,237
ASE Technology Holding Company, Ltd.	214,000	816,320
Asia Cement Corp.	265,805	446,360
Asia Polymer Corp.	49,615	42,787
Asia Tech Image, Inc.	12,000	24,381
Asia Vital Components Company, Ltd.	38,328	92,186
Asustek Computer, Inc.	68,000	892,143
Audix Corp.	21,000	39,783
AVY Precision Technology, Inc.	24,990	24,551
BES Engineering Corp.	212,700	66,835
Capital Securities Corp.	229,403	125,864
Career Technology MFG. Company, Ltd.	61,200	78,550
Catcher Technology Company, Ltd.	96,000	713,408
Cathay Financial Holding Company, Ltd.	891,423	1,501,059
Cathay Real Estate Development Company, Ltd.	46,400	32,208
Central Reinsurance Company, Ltd.	31,500	26,326
Chang Hwa Commercial Bank, Ltd.	438,929	270,535
Channel Well Technology Company, Ltd.	16,000	31,970
CHC Healthcare Group	21,000	28,784
Chen Full International Company, Ltd.	15,000	24,295
Cheng Loong Corp.	68,320	83,550
Cheng Uei Precision Industry Company, Ltd.	56,629	95,735
Chilisin Electronics Corp.	24,000	91,385
China Airlines, Ltd. (A)	264,910	141,824
China Bills Finance Corp.	95,000	51,967
China Chemical & Pharmaceutical Company, Ltd.	34,000	27,549
China Development Financial Holding Corp.	1,043,208	384,823
China General Plastics Corp.	35,700	46,695
China Life Insurance Company, Ltd.	55,682	50,319
China Man-Made Fiber Corp.	171,552	59,613
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Metal Products Company, Ltd.	42,513	$48,264
China Motor Corp. (A)	30,250	70,389
China Petrochemical Development Corp.	275,677	105,969
China Steel Corp.	1,015,180	923,587
China Wire & Cable Company, Ltd.	26,380	24,646
Chin-Poon Industrial Company, Ltd.	43,571	50,461
Chipbond Technology Corp.	80,000	218,402
ChipMOS Technologies, Inc.	66,938	104,468
Chong Hong Construction Company, Ltd.	10,000	29,109
Chun Yuan Steel Industry Company, Ltd.	50,874	25,586
Chung Hung Steel Corp. (A)	38,625	26,417
Chung Hwa Pulp Corp. (A)	74,977	34,713
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	86,519
CMC Magnetics Corp.	152,470	54,217
Compal Electronics, Inc.	523,000	491,048
Compeq Manufacturing Company, Ltd.	111,000	167,659
Continental Holdings Corp.	49,050	41,920
Coretronic Corp.	53,000	106,230
CTBC Financial Holding Company, Ltd.	2,092,348	1,623,782
DA CIN Construction Company, Ltd.	20,000	22,724
Darfon Electronics Corp.	16,000	26,693
Darwin Precisions Corp. (A)	37,000	21,932
Delpha Construction Company, Ltd.	3,826	1,924
Depo Auto Parts Industrial Company, Ltd.	21,000	46,100
Dynamic Electronics Company, Ltd. (A)	66,584	49,102
Dynapack International Technology Corp.	10,000	43,147
E Ink Holdings, Inc.	76,000	147,554
E.Sun Financial Holding Company, Ltd.	76,660	70,192
Edom Technology Company, Ltd.	34,000	39,884
Elite Semiconductor Microelectronics Technology, Inc. (B)	35,000	128,831
Elitegroup Computer Systems Company, Ltd.	42,104	46,103
Ennostar, Inc. (A)	9,656	27,784
EnTie Commercial Bank Company, Ltd.	58,000	31,597
Eson Precision Ind Company, Ltd.	12,000	32,546
Eternal Materials Company, Ltd.	12,000	15,154
Eva Airways Corp.	287,725	158,599
Everest Textile Company, Ltd. (A)	52,085	14,942
Evergreen International Storage & Transport Corp.	85,600	55,503
Evergreen Marine Corp. Taiwan, Ltd. (A)	294,655	472,947
Everlight Chemical Industrial Corp.	83,250	49,097
Everlight Electronics Company, Ltd.	59,000	95,942
Excelsior Medical Company, Ltd.	16,573	34,159
Far Eastern Department Stores, Ltd.	148,720	125,183
Far Eastern International Bank	318,553	119,656
Far Eastern New Century Corp.	408,249	433,406
Farglory Land Development Company, Ltd.	28,530	57,150
First Financial Holding Company, Ltd.	933,984	727,666
First Steamship Company, Ltd.	84,809	32,119
Formosa Advanced Technologies Company, Ltd.	25,000	35,469
Formosa Chemicals & Fibre Corp.	194,000	597,330
Formosa Laboratories, Inc. (A)	19,543	38,941
Formosa Plastics Corp.	30,000	106,539
Formosa Taffeta Company, Ltd.	67,000	72,450
Formosan Rubber Group, Inc.	33,020	28,644
Formosan Union Chemical	48,812	28,729
Foxconn Technology Company, Ltd.	74,626	191,563

61

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Froch Enterprise Company, Ltd.	33,060	$15,544
Fubon Financial Holding Company, Ltd.	758,417	1,513,437
Fulltech Fiber Glass Corp. (A)	45,000	24,458
G Shank Enterprise Company, Ltd.	40,535	46,757
Gemtek Technology Corp. (A)	32,000	36,251
General Interface Solution Holding, Ltd.	29,000	128,016
Giantplus Technology Company, Ltd.	31,000	14,365
Global Brands Manufacture, Ltd.	40,806	45,663
Globe Union Industrial Corp.	51,750	30,865
Gloria Material Technology Corp.	65,684	39,244
Gold Circuit Electronics, Ltd. (A)	44,000	87,347
Goldsun Building Materials Company, Ltd.	123,540	117,639
Grand Ocean Retail Group, Ltd.	13,000	9,309
Grand Pacific Petrochemical (A)	77,000	74,255
Great China Metal Industry	33,000	29,181
Great Wall Enterprise Company, Ltd.	29,754	56,953
Hannstar Board Corp.	39,750	69,142
HannStar Display Corp.	320,842	174,400
HannsTouch Solution, Inc.	64,000	26,097
Hey Song Corp.	40,000	48,512
Ho Tung Chemical Corp. (A)	150,399	52,183
Hon Hai Precision Industry Company, Ltd.	859,448	3,770,154
Hong Pu Real Estate Development Company, Ltd.	27,000	21,391
Hsing TA Cement Company, Ltd.	38,000	30,760
HUA ENG Wire & Cable Company, Ltd.	42,000	20,536
Hua Nan Financial Holdings Company, Ltd.	594,288	388,885
Hung Sheng Construction, Ltd.	42,240	29,153
IBF Financial Holdings Company, Ltd.	353,740	209,610
Ichia Technologies, Inc.	25,000	16,554
Innolux Corp. (A)(B)	657,561	490,740
Integrated Service Technology, Inc.	9,000	16,589
International CSRC Investment Holdings Company	102,383	95,092
Inventec Corp.	267,000	253,112
Jarllytec Company, Ltd.	9,000	27,349
Jess-Link Products Company, Ltd.	13,000	19,742
Kaimei Electronic Corp.	13,300	55,486
Kenda Rubber Industrial Company, Ltd.	39,520	61,250
King Yuan Electronics Company, Ltd.	168,796	245,122
King's Town Bank Company, Ltd.	113,000	156,167
King's Town Construction Company, Ltd. (A)	7,300	9,207
Kinpo Electronics, Inc.	183,269	84,465
Kinsus Interconnect Technology Corp.	22,000	86,876
Kuo Toong International Company, Ltd.	18,248	25,694
L&K Engineering Company, Ltd.	17,000	19,498
Lealea Enterprise Company, Ltd. (A)	90,124	37,386
Lida Holdings, Ltd.	4,640	5,786
Lingsen Precision Industries, Ltd. (A)	73,481	41,508
Lite-On Technology Corp. (B)	164,000	363,708
Longchen Paper & Packaging Company, Ltd.	100,177	87,992
Macronix International Company, Ltd.	129,000	202,232
Mega Financial Holding Company, Ltd. (B)	745,472	833,944
Mercuries & Associates Holding, Ltd.	47,815	35,404
Mercuries Life Insurance Company, Ltd. (A)	53,094	16,523
Mitac Holdings Corp.	58,316	59,204
MPI Corp.	11,000	48,149
Nan Ya Plastics Corp.	79,000	221,983
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Nanya Technology Corp.	148,000	$481,923
Nien Hsing Textile Company, Ltd.	27,310	16,460
Nishoku Technology, Inc.	7,800	43,346
O-Bank Company, Ltd.	52,538	12,892
OptoTech Corp.	39,439	37,054
Pacific Construction Company (A)	38,289	13,702
Pan Jit International, Inc.	13,000	24,554
Pan-International Industrial Corp. (B)	44,481	70,204
Pegatron Corp. (B)	250,660	653,872
Pou Chen Corp.	223,348	259,220
President Securities Corp.	95,721	78,985
Prince Housing & Development Corp.	142,555	55,039
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	210,280	253,623
Quanta Storage, Inc.	23,000	34,375
Radium Life Tech Company, Ltd.	102,621	41,356
Rechi Precision Company, Ltd.	20,000	15,173
Ritek Corp. (A)	57,799	21,309
Ruentex Development Company, Ltd.	77,343	134,483
Ruentex Industries, Ltd.	33,000	92,466
Sampo Corp.	43,470	46,705
San Far Property, Ltd.	27,585	16,762
Sanyang Motor Company, Ltd.	48,000	52,229
Sesoda Corp.	42,912	37,091
Shan-Loong Transportation Company, Ltd.	23,000	27,836
Sheng Yu Steel Company, Ltd.	22,000	19,125
ShenMao Technology, Inc.	8,000	12,429
Shihlin Electric & Engineering Corp.	21,000	36,250
Shin Kong Financial Holding Company, Ltd. (B)	893,997	287,488
Shining Building Business Company, Ltd. (A)	55,118	27,762
Shinkong Insurance Company, Ltd.	34,000	47,673
Shinkong Synthetic Fibers Corp.	132,239	81,182
Sigurd Microelectronics Corp.	47,773	88,063
Sincere Navigation Corp.	24,000	18,419
Sinher Technology, Inc.	8,000	16,726
Sinon Corp.	71,650	58,104
SinoPac Financial Holdings Company, Ltd.	1,133,931	512,248
Sirtec International Company, Ltd.	23,800	25,726
Siward Crystal Technology Company, Ltd.	20,000	17,610
Sunplus Technology Company, Ltd.	58,000	61,580
Sunrex Technology Corp.	11,678	27,167
Supreme Electronics Company, Ltd.	12,000	18,031
Sweeten Real Estate Development Company, Ltd.	41,547	37,787
Synnex Technology International Corp.	134,000	256,798
TA Chen Stainless Pipe	85,894	94,660
Ta Ya Electric Wire & Cable	54,893	38,191
Taichung Commercial Bank Company, Ltd.	443,266	178,762
Taiflex Scientific Company, Ltd.	24,100	45,133
Tainan Spinning Company, Ltd.	164,638	111,084
Taishin Financial Holding Company, Ltd.	931,233	437,563
Taita Chemical Company, Ltd.	24,086	36,456
Taiwan Business Bank	493,028	172,265
Taiwan Cement Corp.	711,318	1,168,270
Taiwan Chinsan Electronic Industrial Company, Ltd. (A)	14,420	26,070
Taiwan Cooperative Financial Holding Company, Ltd.	813,725	604,041
Taiwan Fertilizer Company, Ltd.	65,000	128,991

62

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	$32,197
Taiwan FU Hsing Industrial Company, Ltd.	31,000	51,495
Taiwan Glass Industry Corp.	112,319	78,741
Taiwan Hon Chuan Enterprise Company, Ltd.	40,000	97,293
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	36,000	65,735
Taiwan Styrene Monomer	38,000	25,710
Taiwan Surface Mounting Technology Corp.	26,225	108,069
Taiyen Biotech Company, Ltd.	26,137	31,098
Tatung Company, Ltd. (A)(B)	116,000	110,645
Teco Electric & Machinery Company, Ltd.	132,000	150,015
The Ambassador Hotel (A)	29,000	29,936
Thye Ming Industrial Company, Ltd.	31,000	32,343
Ton Yi Industrial Corp.	119,000	49,910
Tong Yang Industry Company, Ltd.	40,627	51,698
Tong-Tai Machine & Tool Company, Ltd.	26,588	14,282
TOPBI International Holdings, Ltd.	8,077	2,704
Topoint Technology Company, Ltd.	29,190	35,007
TPK Holding Company, Ltd.	41,000	72,221
Tsann Kuen Enterprise Company, Ltd.	7,000	6,446
TSRC Corp.	28,000	27,885
Tung Ho Steel Enterprise Corp.	109,000	170,062
TXC Corp.	41,000	148,125
TYC Brother Industrial Company, Ltd.	15,511	12,753
Tycoons Group Enterprise (A)	30,371	7,447
Tyntek Corp.	36,000	36,229
U-Ming Marine Transport Corp.	67,000	96,967
Unimicron Technology Corp.	146,000	472,021
Union Bank of Taiwan	246,021	94,450
Unitech Printed Circuit Board Corp.	74,194	57,126
United Microelectronics Corp.	1,098,794	1,970,863
Universal Cement Corp.	27,483	22,056
Unizyx Holding Corp. (A)	34,000	45,249
UPC Technology Corp.	117,751	85,161
USI Corp.	123,996	110,999
Wah Lee Industrial Corp.	26,000	74,972
Walsin Lihwa Corp. (B)	268,000	178,965
Walton Advanced Engineering, Inc. (A)	72,584	35,983
Wan Hai Lines, Ltd.	69,050	133,810
Weikeng Industrial Company, Ltd.	25,000	18,462
Well Shin Technology Company, Ltd.	15,000	27,890
Winbond Electronics Corp.	386,793	404,504
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	46,343	58,244
Wistron Corp.	393,291	463,762
Wistron NeWeb Corp.	13,000	34,056
WPG Holdings, Ltd.	203,400	348,832
WT Microelectronics Company, Ltd.	50,174	83,067
Xxentria Technology Materials Corp.	8,000	18,690
YC INOX Company, Ltd.	63,104	59,515
Yea Shin International Development Company, Ltd.	20,906	17,767
Yem Chio Company, Ltd.	78,324	43,314
Yeong Guan Energy Technology Group Company, Ltd.	13,553	38,050
YFY, Inc.	168,202	185,692
Yi Jinn Industrial Company, Ltd.	51,613	31,261
Yieh Phui Enterprise Company, Ltd. (A)	150,899	70,769
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Youngtek Electronics Corp.	17,000	$40,444
Yuanta Financial Holding Company, Ltd.	1,223,371	966,490
Yuen Chang Stainless Steel Company, Ltd. (A)	19,007	11,381
Yulon Motor Company, Ltd. (A)	79,470	123,117
Zenitron Corp.	45,000	43,902
Zhen Ding Technology Holding, Ltd.	44,000	186,833
Zig Sheng Industrial Company, Ltd. (A)	38,908	16,152
		41,429,666
Thailand - 2.2%
AAPICO Hitech PCL	61,952	42,745
AP Thailand PCL	223,670	58,863
Asia Aviation PCL, NVDR (A)	109,300	9,870
Bangchak Corp. PCL	91,600	75,603
Bangkok Airways PCL (A)	116,100	31,663
Bangkok Bank PCL	12,800	51,699
Bangkok Bank PCL, NVDR	14,500	58,621
Bangkok Insurance PCL	4,550	39,307
Bangkok Land PCL	1,059,200	40,034
Bangkok Life Assurance PCL, NVDR	55,200	45,949
Bangkok Ranch PCL (A)	92,300	8,448
Banpu PCL	401,300	162,505
Berli Jucker PCL	111,800	140,719
Charoen Pokphand Foods PCL	377,100	356,793
GFPT PCL	43,900	17,025
Global Green Chemicals PCL	67,700	22,958
Indorama Ventures PCL	128,800	184,088
IRPC PCL	943,100	112,712
Italian-Thai Development PCL (A)	477,400	27,239
Kasikornbank PCL, NVDR	111,400	517,934
Khon Kaen Sugar Industry PCL (A)	192,600	20,367
Kiatnakin Phatra Bank PCL	19,400	37,950
Krung Thai Bank PCL	265,400	103,810
LH Financial Group PCL	709,300	27,922
LPN Development PCL	52,900	8,643
MBK PCL	46,800	22,923
Millcon Steel PCL	143,086	7,332
Polyplex Thailand PCL	14,000	10,322
Pruksa Holding PCL	78,800	32,300
PTT Exploration & Production PCL	149,500	545,810
PTT Global Chemical PCL	133,900	269,665
PTT PCL	938,700	1,233,400
Quality Houses PCL	746,900	58,878
Rojana Industrial Park PCL	113,100	19,042
Saha-Union PCL	16,100	18,566
Sansiri PCL	1,026,866	35,580
SC Asset Corp. PCL	476,596	49,454
Siam Future Development PCL	167,749	33,589
Somboon Advance Technology PCL	51,300	30,462
SPCG PCL	18,000	11,257
Srithai Superware PCL (A)	283,000	7,528
STP & I PCL (A)	21,600	2,962
Supalai PCL	151,900	104,244
Super Energy Corp. PCL (A)	743,000	24,105
Syntec Construction PCL	156,500	10,353
Thai Oil PCL	85,600	166,968
Thai Stanley Electric PCL	700	4,102
Thanachart Capital PCL	37,300	45,414
The Siam Commercial Bank PCL	74,400	265,788
Thitikorn PCL	100	33
TMB Bank PCL	1,334,352	52,692
TPI Polene PCL	559,900	33,543
TPI Polene Power PCL	283,200	39,755
True Corp. PCL	1,139,000	124,159
Univentures PCL	51,700	6,697

63

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Vinythai PCL	9,700	$11,799
		5,482,189
Turkey - 0.5%
Akbank T.A.S.	287,261	163,927
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	38,142
Dogan Sirketler Grubu Holding AS	52,374	20,526
Eczacibasi Yatirim Holding Ortakligi AS	1	3
Enka Insaat ve Sanayi AS	70,950	68,103
Eregli Demir ve Celik Fabrikalari TAS	66,873	123,833
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	628
GSD Holding AS	78,125	19,263
KOC Holding AS	34,979	82,485
NET Holding AS (A)	40,130	21,805
Tekfen Holding AS	11,038	19,845
Turk Hava Yollari AO (A)	80,925	125,252
Turkiye Garanti Bankasi AS (A)	227,810	184,678
Turkiye Halk Bankasi AS (A)	56,201	29,440
Turkiye Is Bankasi AS, Class C (A)	131,554	77,004
Turkiye Sinai Kalkinma Bankasi AS	141,027	23,092
Turkiye Sise ve Cam Fabrikalari AS	135,139	119,051
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	38,435
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	254,969	68,117
		1,223,629
Ukraine - 0.0%
Kernel Holding SA	7,742	104,661
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	75,346	127,110
Aldar Properties PJSC	35,818	36,747
DAMAC Properties Dubai Company PJSC (A)	118,862	38,926
Dana Gas PJSC	87,037	18,857
Deyaar Development PJSC (A)	246,958	17,718
Dubai Investments PJSC	108,251	47,839
Emaar Development PJSC (A)	44,450	30,640
Emaar Properties PJSC	206,727	199,980
Eshraq Investments PJSC (A)	223,571	20,678
RAK Properties PJSC (A)	77,735	11,125
Ras Al Khaimah Ceramics	24,868	12,070
		561,690
United States - 0.1%
Nexteer Automotive Group, Ltd.	95,000	117,427
Textainer Group Holdings, Ltd. (A)	5,689	162,990
		280,417
TOTAL COMMON STOCKS (Cost $220,413,336)		$245,322,275
PREFERRED SECURITIES - 1.5%
Brazil - 1.4%
Banco ABC Brasil SA	9,586	24,695
Banco Bradesco SA	129,972	618,150
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	65,883
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Cia Ferro Ligas da Bahia	5,956	$36,051
Eucatex SA Industria e Comercio	4,200	6,716
Gerdau SA	91,576	491,668
Marcopolo SA	55,200	27,460
Petroleo Brasileiro SA	510,144	2,184,266
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	124,286
		3,579,175
Colombia - 0.1%
Grupo Argos SA	23,975	62,201
Grupo de Inversiones Suramericana SA	11,343	58,671
		120,872
TOTAL PREFERRED SECURITIES (Cost $4,445,886)		$3,700,047
RIGHTS - 0.0%
Chen Full International Company, Ltd. (Expiration Date: 4-16-21; Strike Price: TWD 28.00) (A)	527	338
TOTAL RIGHTS (Cost $0)		$338
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 0.0470% (E)(F)	338,131	3,382,964
TOTAL SHORT-TERM INVESTMENTS (Cost $3,383,132)		$3,382,964
Total Investments (Emerging Markets Value Trust) (Cost $228,242,354) - 100.2%		$252,405,624
Other assets and liabilities, net - (0.2%)		(554,862)
TOTAL NET ASSETS - 100.0%		$251,850,762
Currency Abbreviations
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $5,259,123. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $2,505,289 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

64

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	32	Long	Jun 2021	$2,140,962	$2,111,040	$(29,922)
						$(29,922)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 5.4%
Diversified telecommunication services – 0.5%
AT&T, Inc.	159,530	$4,828,973
Verizon Communications, Inc.	73,111	4,251,405
		9,080,378
Entertainment – 1.0%
The Walt Disney Company (A)	86,300	15,924,076
Media – 3.9%
Comcast Corp., Class A	508,944	27,538,960
Fox Corp., Class B	335,732	11,727,119
News Corp., Class A	995,257	25,309,386
		64,575,465
		89,579,919
Consumer discretionary – 4.7%
Auto components – 0.0%
Magna International, Inc.	9,967	877,495
Automobiles – 1.5%
General Motors Company (A)	54,900	3,154,554
Volkswagen AG, ADR (B)	794,194	22,261,258
		25,415,812
Hotels, restaurants and leisure – 1.2%
Las Vegas Sands Corp. (A)	267,570	16,257,553
McDonald's Corp.	14,726	3,300,686
		19,558,239
Leisure products – 0.7%
Mattel, Inc. (A)	570,349	11,361,352
Multiline retail – 0.9%
Kohl's Corp.	253,711	15,123,713
Specialty retail – 0.4%
The TJX Companies, Inc.	90,053	5,957,006
		78,293,617
Consumer staples – 7.1%
Beverages – 0.5%
The Coca-Cola Company	167,337	8,820,333
Food and staples retailing – 0.4%
Walmart, Inc.	49,971	6,787,561
Food products – 3.3%
Bunge, Ltd.	59,054	4,681,211
Conagra Brands, Inc.	550,001	20,680,038
Mondelez International, Inc., Class A	16,165	946,137
Tyson Foods, Inc., Class A	388,083	28,834,567
		55,141,953
Household products – 1.1%
Kimberly-Clark Corp.	129,278	17,976,106
Tobacco – 1.8%
Altria Group, Inc.	117,106	5,991,143
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	264,193	$23,444,487
		29,435,630
		118,161,583
Energy – 6.5%
Energy equipment and services – 0.5%
Halliburton Company	395,339	8,483,975
Oil, gas and consumable fuels – 6.0%
Chevron Corp.	49,645	5,202,300
ConocoPhillips	31,681	1,678,143
Enbridge, Inc.	83,752	3,048,573
EOG Resources, Inc.	231,014	16,755,445
Exxon Mobil Corp.	248,376	13,866,832
Hess Corp.	48,434	3,427,190
Occidental Petroleum Corp.	114,542	3,049,108
Targa Resources Corp.	210,081	6,670,072
TC Energy Corp.	280,714	12,842,666
TOTAL SE	648,012	30,210,156
TOTAL SE, ADR	57,335	2,668,371
		99,418,856
		107,902,831
Financials – 22.1%
Banks – 7.8%
Bank of America Corp.	173,656	6,718,751
Citizens Financial Group, Inc.	102,700	4,534,205
Fifth Third Bancorp	734,401	27,503,317
JPMorgan Chase & Co.	112,338	17,101,214
The PNC Financial Services Group, Inc.	105,207	18,454,360
Wells Fargo & Company	1,424,035	55,637,043
		129,948,890
Capital markets – 5.1%
Franklin Resources, Inc.	151,505	4,484,548
Morgan Stanley	353,259	27,434,094
Raymond James Financial, Inc.	88,524	10,849,501
State Street Corp.	171,060	14,370,751
The Bank of New York Mellon Corp.	164,700	7,788,663
The Charles Schwab Corp.	125,625	8,188,238
The Goldman Sachs Group, Inc.	38,302	12,524,754
		85,640,549
Diversified financial services – 0.9%
Equitable Holdings, Inc.	464,358	15,147,358
Insurance – 8.3%
American International Group, Inc.	752,818	34,787,720
Chubb, Ltd.	207,776	32,822,375
Loews Corp.	475,451	24,381,127
Marsh & McLennan Companies, Inc.	32,607	3,971,533
MetLife, Inc.	611,308	37,161,413
The Hartford Financial Services Group, Inc.	15,500	1,035,245

65

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Willis Towers Watson PLC	14,575	$3,335,926
		137,495,339
		368,232,136
Health care – 11.9%
Biotechnology – 2.2%
AbbVie, Inc.	240,467	26,023,339
Biogen, Inc. (A)	16,707	4,673,783
Gilead Sciences, Inc.	94,605	6,114,321
		36,811,443
Health care equipment and supplies – 3.2%
Becton, Dickinson and Company	91,392	22,221,965
Medtronic PLC	205,258	24,247,128
Zimmer Biomet Holdings, Inc.	45,884	7,345,111
		53,814,204
Health care providers and services – 2.9%
Anthem, Inc.	84,091	30,184,464
CVS Health Corp.	241,170	18,143,219
		48,327,683
Pharmaceuticals – 3.6%
AstraZeneca PLC, ADR (B)	62,800	3,122,416
GlaxoSmithKline PLC	145,995	2,584,521
GlaxoSmithKline PLC, ADR (B)	49,505	1,766,833
Johnson & Johnson	127,231	20,910,415
Merck & Company, Inc.	71,894	5,542,308
Pfizer, Inc.	387,399	14,035,466
Sanofi (B)	95,952	9,488,132
Sanofi, ADR	45,900	2,270,214
		59,720,305
		198,673,635
Industrials – 12.2%
Aerospace and defense – 2.7%
L3Harris Technologies, Inc.	121,126	24,549,818
The Boeing Company (A)	81,996	20,886,021
		45,435,839
Air freight and logistics – 2.1%
United Parcel Service, Inc., Class B	210,118	35,717,959
Airlines – 0.4%
Alaska Air Group, Inc. (A)	54,324	3,759,764
Southwest Airlines Company (A)	40,900	2,497,354
		6,257,118
Building products – 0.3%
Johnson Controls International PLC	79,191	4,725,327
Commercial services and supplies – 0.7%
Stericycle, Inc. (A)	166,004	11,206,930
Electrical equipment – 0.3%
Emerson Electric Company	54,190	4,889,022
Industrial conglomerates – 3.0%
3M Company	5,500	1,059,740
General Electric Company	3,693,962	48,501,721
		49,561,461
Machinery – 2.0%
Caterpillar, Inc.	49,981	11,589,094
Cummins, Inc.	7,000	1,813,770
Flowserve Corp.	39,087	1,516,966
PACCAR, Inc.	64,335	5,978,008
Snap-on, Inc.	53,958	12,450,269
		33,348,107
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 0.7%
Nielsen Holdings PLC	503,835	$12,671,450
		203,813,213
Information technology – 9.3%
Communications equipment – 1.6%
Cisco Systems, Inc.	524,376	27,115,483
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	37,153	4,796,824
Semiconductors and semiconductor equipment – 5.6%
Applied Materials, Inc.	200,805	26,827,548
NXP Semiconductors NV	37,079	7,465,486
QUALCOMM, Inc.	301,143	39,928,550
Texas Instruments, Inc.	99,088	18,726,641
		92,948,225
Software – 1.8%
Citrix Systems, Inc.	63,885	8,966,899
Microsoft Corp.	92,963	21,917,887
		30,884,786
		155,745,318
Materials – 6.1%
Chemicals – 4.4%
Akzo Nobel NV	46,344	5,174,113
CF Industries Holdings, Inc.	612,278	27,785,176
DuPont de Nemours, Inc.	260,710	20,147,669
International Flavors & Fragrances, Inc.	124,094	17,324,763
PPG Industries, Inc.	18,507	2,780,862
		73,212,583
Containers and packaging – 1.7%
International Paper Company	530,007	28,657,478
		101,870,061
Real estate – 4.6%
Equity real estate investment trusts – 4.6%
Equity Residential	322,209	23,079,831
Rayonier, Inc.	392,689	12,664,220
SL Green Realty Corp.	77,387	5,416,316
Welltower, Inc.	64,224	4,600,365
Weyerhaeuser Company	844,590	30,067,404
		75,828,136
Utilities – 7.6%
Electric utilities – 3.9%
Edison International	151,673	8,888,038
Entergy Corp.	42,300	4,207,581
NextEra Energy, Inc.	130,071	9,834,668
The Southern Company	672,490	41,801,978
		64,732,265
Multi-utilities – 3.7%
Ameren Corp.	144,368	11,745,780
NiSource, Inc.	1,074,318	25,901,807
Sempra Energy	185,614	24,608,704
		62,256,291
		126,988,556
TOTAL COMMON STOCKS (Cost $1,192,193,955)		$1,625,089,005
PREFERRED SECURITIES – 1.3%
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.000% (B)	124,825	6,705,599
Utilities – 0.9%
Electric utilities – 0.7%
NextEra Energy, Inc., 5.279%	108,103	5,354,342

66

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities (continued)
The Southern Company, 6.750%	134,102	$6,829,815
		12,184,157
Multi-utilities – 0.2%
Sempra Energy, 6.750%	24,765	2,591,905
		14,776,062
TOTAL PREFERRED SECURITIES (Cost $20,781,248)		$21,481,661
CONVERTIBLE BONDS - 0.3%
Financials - 0.3%
AXA SA 7.250%, 05/15/2021 (C)	$3,720,000	5,219,625
TOTAL CONVERTIBLE BONDS (Cost $3,841,584)		$5,219,625
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 0.0470% (D)(E)	1,007,395	10,078,890
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (D)	3,000,097	3,000,097
T. Rowe Price Government Reserve Fund, 0.0365% (D)	9,586,507	9,586,507
TOTAL SHORT-TERM INVESTMENTS (Cost $22,665,725)		$22,665,494
Total Investments (Equity Income Trust) (Cost $1,239,482,512) – 100.5%		$1,674,455,785
Other assets and liabilities, net – (0.5%)		(7,830,551)
TOTAL NET ASSETS – 100.0%		$1,666,625,234
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $9,873,686.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Financials – 87.5%
Banks – 44.1%
1st Source Corp.	20,480	$974,438
Altabancorp	2,595	109,094
American Business Bank (A)	21,093	843,720
American River Bankshares	16,945	276,373
Ameris Bancorp	34,324	1,802,353
Atlantic Capital Bancshares, Inc. (A)	2,036	49,068
Atlantic Union Bankshares Corp.	49,292	1,890,841
Bank of America Corp.	135,907	5,258,240
Bank of Commerce Holdings	13,743	175,223
Bank of Marin Bancorp	21,306	834,343
BayCom Corp. (A)	25,317	456,212
Business First Bancshares, Inc.	26,072	623,903
California BanCorp (A)	20,481	364,767
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Cambridge Bancorp	13,924	$1,174,072
Central Valley Community Bancorp	16,052	295,517
Citigroup, Inc.	53,763	3,911,258
Citizens Financial Group, Inc.	117,754	5,198,839
Close Brothers Group PLC	84,193	1,799,454
Coastal Financial Corp. (A)	24,368	638,929
Danske Bank A/S	93,618	1,751,349
Evans Bancorp, Inc.	14,977	507,571
First Merchants Corp.	38,163	1,774,580
German American Bancorp, Inc.	14,501	670,236
Glacier Bancorp, Inc.	20,632	1,177,675
HBT Financial, Inc.	33,362	571,157
Heritage Commerce Corp.	36,144	441,680
Heritage Financial Corp.	30,195	852,707
Huntington Bancshares, Inc.	248,270	3,902,804
JPMorgan Chase & Co.	34,522	5,255,284
Level One Bancorp, Inc.	13,985	360,533
Live Oak Bancshares, Inc.	23,229	1,590,954
Metrocity Bankshares, Inc.	13,817	212,505
NBT Bancorp, Inc.	8,197	327,060
Nicolet Bankshares, Inc. (A)	14,677	1,224,942
Pacific Premier Bancorp, Inc.	23,419	1,017,321
Pinnacle Financial Partners, Inc.	29,019	2,572,825
Sandy Spring Bancorp, Inc.	9,272	402,683
Southern First Bancshares, Inc. (A)	11,023	516,758
Stock Yards Bancorp, Inc.	35,217	1,798,180
SVB Financial Group (A)	7,226	3,567,187
The First Bancshares, Inc.	16,258	595,205
TriCo Bancshares	50,411	2,387,969
U.S. Bancorp	74,949	4,145,429
Western Alliance Bancorp	44,674	4,219,013
Zions Bancorp NA	58,161	3,196,529
		71,716,780
Capital markets – 13.1%
3i Group PLC	169,766	2,698,004
Ares Management Corp., Class A	63,927	3,581,830
BlackRock, Inc.	3,966	2,990,205
Brookfield Asset Management, Inc., Class A	80,153	3,566,809
KKR & Company, Inc.	72,727	3,552,714
The Blackstone Group, Inc., Class A	43,761	3,261,507
Tradeweb Markets, Inc., Class A	22,568	1,670,032
		21,321,101
Consumer finance – 4.7%
American Express Company	32,105	4,540,931
Discover Financial Services	32,338	3,071,787
		7,612,718
Diversified financial services – 6.6%
Equitable Holdings, Inc.	147,804	4,821,366
Eurazeo SE (A)	18,255	1,388,743
Onex Corp.	37,065	2,305,244
Voya Financial, Inc.	34,690	2,207,672
		10,723,025
Insurance – 17.9%
Aon PLC, Class A	9,828	2,261,521
Arch Capital Group, Ltd. (A)	31,732	1,217,557
Arthur J. Gallagher & Company	24,176	3,016,440
Brown & Brown, Inc.	35,746	1,633,950
Chubb, Ltd.	16,691	2,636,677
Kinsale Capital Group, Inc.	13,041	2,149,157
Markel Corp. (A)	700	797,734
Palomar Holdings, Inc. (A)	12,141	813,933
RenaissanceRe Holdings, Ltd.	12,880	2,064,020
The Hanover Insurance Group, Inc.	16,049	2,077,704

67

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hartford Financial Services Group, Inc.	74,859	$4,999,833
Trean Insurance Group, Inc. (A)	72,002	1,162,832
Unum Group	98,838	2,750,662
Willis Towers Watson PLC	6,258	1,432,331
		29,014,351
Thrifts and mortgage finance – 1.1%
OP Bancorp	34,853	366,654
Premier Financial Corp.	42,046	1,398,450
		1,765,104
		142,153,079
Industrials – 1.4%
Professional services – 1.4%
Verisk Analytics, Inc.	12,628	2,231,241
Information technology – 4.8%
IT services – 4.8%
Adyen NV (A)(B)	1,049	2,340,743
EVERTEC, Inc.	23,159	861,978
FleetCor Technologies, Inc. (A)	5,846	1,570,411
Visa, Inc., Class A	13,949	2,953,422
		7,726,554
Real estate – 5.0%
Equity real estate investment trusts – 4.5%
Lexington Realty Trust	107,144	1,190,370
Monmouth Real Estate Investment Corp.	55,950	989,756
Nippon Prologis REIT, Inc.	429	1,379,468
Plymouth Industrial REIT, Inc.	4,819	81,200
Prologis, Inc.	21,450	2,273,700
Rexford Industrial Realty, Inc.	29,778	1,500,811
		7,415,305
Real estate management and development – 0.5%
VGP NV	4,788	765,779
		8,181,084
TOTAL COMMON STOCKS (Cost $120,843,118)		$160,291,958
SHORT-TERM INVESTMENTS – 1.6%
Repurchase agreement – 1.6%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $2,652,000 on 4-1-21, collateralized by $2,638,900 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $2,705,126)	$2,652,000	2,652,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,652,000)		$2,652,000
Total Investments (Financial Industries Trust) (Cost $123,495,118) – 100.3%		$162,943,958
Other assets and liabilities, net – (0.3%)		(467,546)
TOTAL NET ASSETS – 100.0%		$162,476,412
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Communication services – 16.0%
Entertainment – 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,491,151	$64,551,927
Madison Square Garden Entertainment Corp. (A)	114,473	9,363,891
		73,915,818
Interactive media and services – 12.2%
Alphabet, Inc., Class A (A)	62,045	127,969,053
CarGurus, Inc. (A)	1,675,906	39,936,840
Facebook, Inc., Class A (A)	397,108	116,960,219
		284,866,112
Media – 0.6%
Liberty Broadband Corp., Series A (A)	103,047	14,957,272
		373,739,202
Consumer discretionary – 19.6%
Household durables – 6.2%
Lennar Corp., A Shares	1,198,021	121,275,666
NVR, Inc. (A)	4,853	22,862,143
		144,137,809
Internet and direct marketing retail – 6.8%
Amazon.com, Inc. (A)	51,157	158,283,851
Leisure products – 2.1%
Polaris, Inc.	379,114	50,611,719
Specialty retail – 3.5%
Dufry AG (A)	515,382	35,164,677
Group 1 Automotive, Inc.	295,003	46,548,523
		81,713,200
Textiles, apparel and luxury goods – 1.0%
Salvatore Ferragamo SpA (A)	1,221,275	23,413,956
		458,160,535
Consumer staples – 8.4%
Beverages – 2.7%
Anheuser-Busch InBev SA/NV, ADR	395,611	24,864,151
Diageo PLC, ADR	121,901	20,017,363
Heineken NV	181,300	18,611,869
		63,493,383
Food and staples retailing – 0.6%
U.S. Foods Holding Corp. (A)	378,733	14,437,302
Food products – 5.1%
Post Holdings, Inc. (A)	756,858	80,015,029
The Hain Celestial Group, Inc. (A)	862,314	37,596,890
		117,611,919
		195,542,604
Energy – 5.3%
Energy equipment and services – 0.9%
Baker Hughes Company	1,039,495	22,463,487
Oil, gas and consumable fuels – 4.4%
Cheniere Energy, Inc. (A)	821,286	59,140,805
Suncor Energy, Inc.	489,156	10,223,360
Valero Energy Corp.	454,148	32,516,997
		101,881,162
		124,344,649
Financials – 17.0%
Banks – 6.9%
Bank of America Corp.	2,152,403	83,276,472
First Hawaiian, Inc.	2,852,127	78,062,716
		161,339,188
Capital markets – 7.8%
KKR & Company, Inc.	784,376	38,316,768

68

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Morgan Stanley	1,209,165	$93,903,754
The Goldman Sachs Group, Inc.	155,529	50,857,983
		183,078,505
Consumer finance – 2.3%
American Express Company	253,421	35,843,866
Synchrony Financial	426,706	17,349,866
		53,193,732
		397,611,425
Health care – 5.7%
Biotechnology – 1.8%
Alnylam Pharmaceuticals, Inc. (A)	149,910	21,165,793
Moderna, Inc. (A)	164,277	21,512,073
		42,677,866
Health care equipment and supplies – 2.1%
Hologic, Inc. (A)	640,201	47,618,150
Health care providers and services – 1.1%
Anthem, Inc.	72,741	26,110,382
Health care technology – 0.7%
Change Healthcare, Inc. (A)	722,708	15,971,847
		132,378,245
Industrials – 9.4%
Electrical equipment – 1.9%
Regal Beloit Corp.	171,218	24,429,384
Sensata Technologies Holding PLC (A)	332,608	19,274,634
		43,704,018
Industrial conglomerates – 1.8%
Roper Technologies, Inc.	103,226	41,635,175
Machinery – 1.6%
Parker-Hannifin Corp.	119,896	37,818,795
Professional services – 2.2%
IHS Markit, Ltd.	530,110	51,304,046
Trading companies and distributors – 1.9%
United Rentals, Inc. (A)	134,317	44,231,931
		218,693,965
Information technology – 13.5%
Semiconductors and semiconductor equipment – 2.6%
Analog Devices, Inc.	94,568	14,665,605
NVIDIA Corp.	87,398	46,664,414
		61,330,019
Software – 6.1%
Microsoft Corp.	169,174	39,886,154
salesforce.com, Inc. (A)	218,285	46,248,043
Workday, Inc., Class A (A)	224,681	55,817,501
		141,951,698
Technology hardware, storage and peripherals – 4.8%
Apple, Inc.	661,524	80,805,157
Samsung Electronics Company, Ltd.	418,324	30,263,492
		111,068,649
		314,350,366
Real estate – 3.8%
Equity real estate investment trusts – 3.2%
American Tower Corp.	216,327	51,715,133
Crown Castle International Corp.	130,371	22,440,760
		74,155,893
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
	COMMON STOCKS (continued)
	Real estate management and development – 0.6%
Five Point Holdings LLC, Class A (A)	1,893,943	$14,318,209
		88,474,102
	TOTAL COMMON STOCKS (Cost $1,289,236,557)	$2,303,295,093
	Total Investments (Fundamental All Cap Core Trust) (Cost $1,289,236,557) – 98.7%	$2,303,295,093
	Other assets and liabilities, net – 1.3%	30,009,110
	TOTAL NET ASSETS – 100.0%	$2,333,304,203
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 11.2%
Entertainment – 1.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	242,303	$10,489,297
Interactive media and services – 3.5%
Alphabet, Inc., Class A (A)	12,813	26,427,069
Media – 6.3%
Comcast Corp., Class A	3,763,012	28,078,327
Fox Corp., Class B	307,834	10,752,642
Liberty Broadband Corp., Series A (A)	54,560	7,919,384
		46,750,353
		83,666,719
Consumer discretionary – 8.4%
Hotels, restaurants and leisure – 0.9%
Sodexo SA (A)	72,260	6,923,099
Household durables – 3.5%
Lennar Corp., A Shares	257,357	26,052,249
Internet and direct marketing retail – 2.5%
eBay, Inc.	310,545	19,017,776
Specialty retail – 1.5%
Group 1 Automotive, Inc.	70,680	11,152,597
		63,145,721
Consumer staples – 8.1%
Beverages – 3.3%
Anheuser-Busch InBev SA/NV, ADR	215,540	13,546,689
Heineken Holding NV	121,876	10,829,673
		24,376,362
Food and staples retailing – 0.8%
Walmart, Inc.	46,091	6,260,541
Food products – 4.0%
Danone SA	181,080	12,394,572
Post Holdings, Inc. (A)	165,539	17,500,783
		29,895,355
		60,532,258
Energy – 10.4%
Energy equipment and services – 1.0%
ChampionX Corp. (A)	358,700	7,794,551
Oil, gas and consumable fuels – 9.4%
Cheniere Energy, Inc. (A)	335,407	24,152,658
Chevron Corp.	143,468	15,034,012
Kinder Morgan, Inc.	438,599	7,302,673
Suncor Energy, Inc.	641,296	13,403,086

69

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	148,263	$10,615,631
		70,508,060
		78,302,611
Financials – 24.1%
Banks – 11.1%
Bank of America Corp.	462,711	17,902,289
Citigroup, Inc.	353,630	25,726,583
JPMorgan Chase & Co.	145,163	22,098,163
Wells Fargo & Company	449,994	17,581,266
		83,308,301
Capital markets – 7.0%
KKR & Company, Inc.	309,381	15,113,262
Morgan Stanley	171,128	13,289,800
Nasdaq, Inc.	83,288	12,281,648
The Goldman Sachs Group, Inc.	35,647	11,656,569
		52,341,279
Consumer finance – 2.8%
American Express Company	150,689	21,313,452
Diversified financial services – 3.2%
Berkshire Hathaway, Inc., Class B (A)	93,481	23,881,591
		180,844,623
Health care – 10.4%
Biotechnology – 0.8%
Gilead Sciences, Inc.	91,807	5,933,486
Health care equipment and supplies – 2.8%
Danaher Corp.	56,406	12,695,862
Hologic, Inc. (A)	110,237	8,199,428
		20,895,290
Health care providers and services – 5.3%
Anthem, Inc.	43,837	15,735,291
HCA Healthcare, Inc.	40,448	7,617,976
UnitedHealth Group, Inc.	44,536	16,570,510
		39,923,777
Pharmaceuticals – 1.5%
Merck & Company, Inc.	142,218	10,963,586
		77,716,139
Industrials – 12.9%
Aerospace and defense – 5.1%
General Dynamics Corp.	85,901	15,596,186
L3Harris Technologies, Inc.	36,436	7,384,848
Raytheon Technologies Corp.	193,423	14,945,795
		37,926,829
Electrical equipment – 0.7%
Sensata Technologies Holding PLC (A)	95,022	5,506,525
Industrial conglomerates – 1.0%
Roper Technologies, Inc.	18,162	7,325,461
Machinery – 2.8%
Parker-Hannifin Corp.	65,248	20,581,177
Road and rail – 0.7%
Union Pacific Corp.	25,129	5,538,683
Trading companies and distributors – 2.6%
United Rentals, Inc. (A)	59,299	19,527,754
		96,406,429
Information technology – 8.5%
Electronic equipment, instruments and components – 0.9%
Vontier Corp. (A)	231,117	6,995,912
IT services – 1.5%
Cognizant Technology Solutions Corp., Class A	145,703	11,382,318
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software – 4.6%
Microsoft Corp.	86,951	$20,500,437
Oracle Corp.	197,740	13,875,416
		34,375,853
Technology hardware, storage and peripherals – 1.5%
Samsung Electronics Company, Ltd.	157,290	11,379,086
		64,133,169
Materials – 1.0%
Chemicals – 1.0%
LyondellBasell Industries NV, Class A	69,377	7,218,677
Real estate – 2.3%
Equity real estate investment trusts – 2.3%
American Tower Corp.	72,396	17,306,988
TOTAL COMMON STOCKS (Cost $504,010,050)		$729,273,334
Total Investments (Fundamental Large Cap Value Trust) (Cost $504,010,050) – 97.3%		$729,273,334
Other assets and liabilities, net – 2.7%		20,276,280
TOTAL NET ASSETS – 100.0%		$749,549,614
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.5%
France - 9.4%
Capgemini SE	43,166	$7,339,409
Cie Generale des Etablissements Michelin SCA	51,637	7,733,714
Danone SA	103,350	7,074,132
Sanofi	50,492	4,992,876
TOTAL SE	105,798	4,932,296
		32,072,427
Ireland - 3.8%
Accenture PLC, Class A	9,756	2,695,095
CRH PLC	217,077	10,158,531
		12,853,626
Japan - 3.9%
FANUC Corp.	14,371	3,454,891
Mitsubishi Estate Company, Ltd.	193,469	3,387,931
Sumitomo Mitsui Financial Group, Inc.	177,600	6,437,521
		13,280,343
Netherlands - 8.5%
Akzo Nobel NV	46,778	5,222,591
Heineken NV	46,648	4,788,802
Koninklijke Ahold Delhaize NV	254,953	7,111,390
Koninklijke Philips NV (A)	89,428	5,099,684
Stellantis NV	396,052	7,005,791
		29,228,258
Switzerland - 3.2%
Chubb, Ltd.	30,720	4,852,838
Roche Holding AG	18,560	6,012,390
		10,865,228
United Kingdom - 11.7%
Amcor PLC, CHESS Depositary Interest	368,852	4,319,760
Associated British Foods PLC (A)	182,990	6,079,604
Direct Line Insurance Group PLC	781,611	3,374,065
Ferguson PLC	35,975	4,297,417
RELX PLC	273,449	6,858,352

70

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	1,598,724	$5,047,563
Unilever PLC	8,357	466,321
Unilever PLC (London Stock Exchange)	172,668	9,640,229
		40,083,311
United States - 57.0%
Alexion Pharmaceuticals, Inc. (A)	42,275	6,464,270
Alphabet, Inc., Class A (A)	7,782	16,050,534
Apple, Inc.	79,340	9,691,381
Applied Materials, Inc.	29,545	3,947,212
Arthur J. Gallagher & Company	50,133	6,255,094
AutoZone, Inc. (A)	8,308	11,666,924
Bank of America Corp.	230,168	8,905,200
Comcast Corp., Class A	182,596	9,880,270
Electronic Arts, Inc.	29,371	3,975,952
F5 Networks, Inc. (A)	13,802	2,879,373
Facebook, Inc., Class A (A)	19,281	5,678,833
Fortune Brands Home & Security, Inc.	41,788	4,004,126
Huntington Bancshares, Inc.	306,099	4,811,876
Intel Corp.	53,218	3,405,952
Johnson & Johnson	71,765	11,794,578
Johnson Controls International PLC	74,256	4,430,856
JPMorgan Chase & Co.	35,379	5,385,745
Kimberly-Clark Corp.	50,322	6,997,274
Merck & Company, Inc.	82,844	6,386,444
Microsoft Corp.	63,959	15,079,613
Northrop Grumman Corp.	28,137	9,106,259
Oracle Corp.	155,420	10,905,821
Philip Morris International, Inc.	38,978	3,458,908
Stanley Black & Decker, Inc.	28,666	5,723,740
Starbucks Corp.	36,119	3,946,723
The Home Depot, Inc.	18,289	5,582,717
Global Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Verizon Communications, Inc.	91,474	$5,319,213
Waste Management, Inc.	26,593	3,431,029
		195,165,917
TOTAL COMMON STOCKS (Cost $265,947,414)		$333,549,110
PREFERRED SECURITIES - 3.0%
South Korea - 3.0%
Samsung Electronics Company, Ltd.	159,654	10,340,505
TOTAL PREFERRED SECURITIES (Cost $6,281,297)		$10,340,505
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(B)	$7,466,240	11,199
TOTAL ESCROW CERTIFICATES (Cost $0)		$11,199
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
Federated Government Obligations Fund, Institutional Class, 0.0200% (C)	1,001,748	1,001,748
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001,748)		$1,001,748
Total Investments (Global Trust) (Cost $273,230,459) - 100.8%		$344,902,562
Other assets and liabilities, net - (0.8%)		(2,756,079)
TOTAL NET ASSETS - 100.0%		$342,146,483
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	5,055,043	USD	6,063,233	MSI	5/19/2021	—	$(129,623)
USD	16,348,031	EUR	13,747,175	TD	5/19/2021	$211,597	—
						$211,597	$(129,623)
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$385,947
Consumer staples – 0.0%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products – 0.0%
Freshpet, Inc. (C)	200	$31,762
Financials – 0.4%
Capital markets – 0.3%
BCLS Acquisition Corp., Class A (C)	12,029	127,147

71

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
CM Life Sciences II, Inc. (C)	10,251	$131,213
CM Life Sciences, Inc. (C)	14,588	239,681
Eucrates Biomedical Acquisition Corp. (C)	11,914	119,855
FS Development Corp. II, Class A (C)	10,438	103,962
Health Sciences Acquisitions Corp. 2 (C)	13,354	149,965
Helix Acquisition Corp., Class A (C)	12,247	125,042
		996,865
Insurance – 0.1%
Oscar Health, Inc., Class A (C)	6,001	161,307
		1,158,172
Health care – 97.5%
Biotechnology – 34.9%
4D Molecular Therapeutics, Inc. (C)	4,084	177,164
AbbVie, Inc.	52,694	5,702,545
Abcam PLC (C)	35,266	676,480
ACADIA Pharmaceuticals, Inc. (C)	26,408	681,326
Acceleron Pharma, Inc. (C)	26,507	3,594,614
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	533,255
ADC Therapeutics SA (C)	18,726	457,102
Adverum Biotechnologies, Inc. (C)	14,236	140,367
Agios Pharmaceuticals, Inc. (C)	9,337	482,163
Akero Therapeutics, Inc. (C)	4,936	143,193
Alector, Inc. (C)	16,204	326,349
Alkermes PLC (C)	3,287	61,401
Allogene Therapeutics, Inc. (C)	19,856	700,917
Alnylam Pharmaceuticals, Inc. (C)	18,374	2,594,225
Amgen, Inc.	16,608	4,132,236
Annexon, Inc. (C)	8,751	243,628
Apellis Pharmaceuticals, Inc. (C)	21,072	904,200
Arcutis Biotherapeutics, Inc. (C)	5,800	167,794
Ardelyx, Inc. (C)	22,814	151,029
Argenx SE, ADR (C)	15,313	4,217,047
Ascendis Pharma A/S, ADR (C)	13,884	1,789,370
Avidity Biosciences, Inc. (C)	4,804	104,775
BeiGene, Ltd., ADR (C)	5,965	2,076,297
Biogen, Inc. (C)	12,885	3,604,579
BioMarin Pharmaceutical, Inc. (C)	8,274	624,770
BioNTech SE, ADR (C)	27,142	2,963,635
Bluebird Bio, Inc. (C)	6,098	183,855
Blueprint Medicines Corp. (C)	11,214	1,090,337
Bridgebio Pharma, Inc. (C)	8,348	514,237
Burning Rock Biotech, Ltd., ADR (C)	12,445	335,019
C4 Therapeutics, Inc. (C)	16,356	605,008
Celldex Therapeutics, Inc. (C)	6,300	129,780
Cerevel Therapeutics Holdings, Inc. (C)	11,246	154,408
Chimerix, Inc. (C)	25,949	250,148
Constellation Pharmaceuticals, Inc. (C)	7,000	163,730
CRISPR Therapeutics AG (C)	4,952	603,401
Cullinan Oncology, Inc. (C)	4,494	187,265
CureVac NV (C)	8,313	760,307
CytomX Therapeutics, Inc. (C)	14,800	114,404
Deciphera Pharmaceuticals, Inc. (C)	5,618	251,911
Deerfield Healthcare Technology Acquisitions Corp., Class A (C)	1,413	17,126
Denali Therapeutics, Inc. (C)	32,230	1,840,333
Dicerna Pharmaceuticals, Inc. (C)	12,078	308,834
Enanta Pharmaceuticals, Inc. (C)	3,854	190,079
Epizyme, Inc. (C)	9,713	84,600
Exact Sciences Corp. (C)	26,275	3,462,520
Exelixis, Inc. (C)	101,496	2,292,795
Fate Therapeutics, Inc. (C)	18,357	1,513,535
FibroGen, Inc. (C)	14,247	494,513
Frontier Acquisition Corp. (C)	12,607	125,188
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
G1 Therapeutics, Inc. (C)	2,707	$65,130
Generation Bio Company (C)	26,158	744,457
Genmab A/S (C)	3,907	1,284,988
Global Blood Therapeutics, Inc. (C)	8,532	347,679
Homology Medicines, Inc. (C)	6,272	59,020
Ideaya Biosciences, Inc. (C)	9,100	213,850
IGM Biosciences, Inc. (C)	5,782	443,422
Immunic, Inc. (C)	6,508	103,738
Immunocore Holdings PLC, ADR (C)	5,762	245,288
Incyte Corp. (C)	49,461	4,019,695
Insmed, Inc. (C)	37,664	1,282,836
Intellia Therapeutics, Inc. (C)	9,792	785,857
Invitae Corp. (C)	17,144	655,072
Ionis Pharmaceuticals, Inc. (C)	30,970	1,392,411
Iovance Biotherapeutics, Inc. (C)	28,936	916,114
IVERIC bio, Inc. (C)	37,581	232,251
Karuna Therapeutics, Inc. (C)	7,972	958,474
Kinnate Biopharma, Inc. (C)	9,888	308,110
Kodiak Sciences, Inc. (C)	20,643	2,340,710
Kronos Bio, Inc. (C)	7,495	219,379
Kymera Therapeutics, Inc. (C)	6,331	246,023
MaxCyte, Inc. (C)	11,231	136,232
MeiraGTx Holdings PLC (C)	10,086	145,541
Mersana Therapeutics, Inc. (C)	19,088	308,844
Mirati Therapeutics, Inc. (C)	8,793	1,506,241
Moderna, Inc. (C)	23,196	3,037,516
Molecular Templates, Inc. (C)	6,852	86,472
Morphic Holding, Inc. (C)	1,883	119,156
MorphoSys AG (C)	4,770	415,495
Neurocrine Biosciences, Inc. (C)	16,815	1,635,259
Nkarta, Inc. (C)	2,644	86,988
Novavax, Inc. (C)	4,960	899,298
Nurix Therapeutics, Inc. (C)	15,120	470,081
Olink Holding AB, ADR (C)	17,122	616,392
Orion Acquisition Corp. (C)	12,953	129,400
Precision BioSciences, Inc. (C)	9,100	94,185
Prelude Therapeutics, Inc. (C)	6,738	291,958
Progenics Pharmaceuticals, Inc. (B)(C)	21,900	935
Prometheus Biosciences, Inc. (C)	7,756	141,625
Protagonist Therapeutics, Inc. (C)	12,266	317,689
Protara Therapeutics, Inc. (C)	4,763	74,970
Prothena Corp. PLC (C)	13,957	350,600
PTC Therapeutics, Inc. (C)	9,074	429,654
Radius Health, Inc. (C)	11,791	245,960
RAPT Therapeutics, Inc. (C)	12,795	284,049
Regeneron Pharmaceuticals, Inc. (C)	8,656	4,095,500
REGENXBIO, Inc. (C)	4,203	143,364
Relay Therapeutics, Inc. (C)	5,385	186,159
Replimune Group, Inc. (C)	16,481	502,835
Revolution Healthcare Acquisition Corp. (C)	31,883	320,424
Rocket Pharmaceuticals, Inc. (C)	21,741	964,648
Sage Therapeutics, Inc. (C)	13,512	1,011,373
Sana Biotechnology, Inc. (C)	7,446	249,218
Sarepta Therapeutics, Inc. (C)	7,168	534,231
Scholar Rock Holding Corp. (C)	14,162	717,447
Seagen, Inc. (C)	19,943	2,769,285
Seres Therapeutics, Inc. (C)	9,002	185,351
Solid Biosciences, Inc. (C)	27,976	154,707
SpringWorks Therapeutics, Inc. (C)	5,481	403,237
Stoke Therapeutics, Inc. (C)	8,627	335,073
Syndax Pharmaceuticals, Inc. (C)	6,400	143,104
TG Therapeutics, Inc. (C)	5,171	249,242
Translate Bio, Inc. (C)	14,193	234,043
Turning Point Therapeutics, Inc. (C)	8,840	836,176

72

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Twist Bioscience Corp. (C)	8,438	$1,045,131
Ultragenyx Pharmaceutical, Inc. (C)	25,813	2,939,068
uniQure NV (C)	10,600	357,114
United Therapeutics Corp. (C)	4,300	719,261
Vertex Pharmaceuticals, Inc. (C)	36,146	7,767,414
Xencor, Inc. (C)	19,055	820,508
Zai Lab, Ltd., ADR (C)	6,309	841,810
Zeneca, Inc. (B)(C)	13,151	8,088
Zentalis Pharmaceuticals, Inc. (C)	5,348	232,050
Zymeworks, Inc. (C)	6,823	215,470
		110,594,169
Health care equipment and supplies – 21.5%
Abbott Laboratories	19,256	2,307,639
Alcon, Inc. (C)	12,946	908,490
Alphatec Holdings, Inc. (C)	14,688	231,924
AtriCure, Inc. (C)	8,662	567,534
Becton, Dickinson and Company	18,828	4,578,028
Danaher Corp.	43,272	9,739,662
Dentsply Sirona, Inc.	8,600	548,766
DexCom, Inc. (C)	5,473	1,966,941
DiaSorin SpA	2,993	480,212
Envista Holdings Corp. (C)	51,104	2,085,043
Hologic, Inc. (C)	50,812	3,779,397
ICU Medical, Inc. (C)	3,225	662,544
Inari Medical, Inc. (C)	3,430	367,010
Insulet Corp. (C)	6,100	1,591,612
Intuitive Surgical, Inc. (C)	13,642	10,080,619
iRhythm Technologies, Inc. (C)	7,282	1,011,179
Lantheus Holdings, Inc. (C)	18,633	398,187
Nevro Corp. (C)	8,440	1,177,380
Novocure, Ltd. (C)	7,276	961,742
Ortho Clinical Diagnostics Holdings PLC (C)	58,896	1,136,398
Outset Medical, Inc. (C)	18,326	996,751
Penumbra, Inc. (C)	10,676	2,888,712
Pulmonx Corp. (C)	3,467	158,581
Quidel Corp. (C)	10,284	1,315,632
Shockwave Medical, Inc. (C)	15,493	2,018,118
Stryker Corp.	31,319	7,628,682
Tandem Diabetes Care, Inc. (C)	5,800	511,850
Teleflex, Inc.	5,980	2,484,451
The Cooper Companies, Inc.	4,258	1,635,455
West Pharmaceutical Services, Inc.	10,261	2,891,345
Zimmer Biomet Holdings, Inc.	6,050	968,484
		68,078,368
Health care providers and services – 17.7%
Accolade, Inc. (C)	4,270	193,730
Alignment Healthcare, Inc. (C)	30,216	662,637
Amedisys, Inc. (C)	3,907	1,034,535
Anthem, Inc.	15,695	5,633,720
Centene Corp. (C)	82,515	5,273,534
Cigna Corp.	27,290	6,597,085
Guardant Health, Inc. (C)	12,294	1,876,679
HCA Healthcare, Inc.	22,871	4,307,524
Humana, Inc.	14,157	5,935,322
Innovage Holding Corp. (C)	7,668	197,758
Molina Healthcare, Inc. (C)	11,638	2,720,499
Oak Street Health, Inc. (C)	7,398	401,489
Option Care Health, Inc. (C)	26,732	474,226
Surgery Partners, Inc. (C)	14,251	630,749
The Pennant Group, Inc. (C)	10,535	482,503
UnitedHealth Group, Inc.	53,036	19,733,099
		56,155,089
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology – 1.3%
Certara, Inc. (C)	15,231	$415,806
Multiplan Corp. (C)	32,800	182,040
Phreesia, Inc. (C)	14,513	756,127
Schrodinger, Inc. (C)	4,954	377,941
Veeva Systems, Inc., Class A (C)	9,378	2,449,909
		4,181,823
Life sciences tools and services – 11.1%
10X Genomics, Inc., Class A (C)	7,961	1,440,941
Adaptive Biotechnologies Corp. (C)	18,872	759,787
Agilent Technologies, Inc.	41,144	5,231,048
Avantor, Inc. (C)	67,842	1,962,669
Berkeley Lights, Inc. (C)	8,131	408,420
Bio-Techne Corp.	2,300	878,439
Bruker Corp.	34,931	2,245,365
Codexis, Inc. (C)	10,735	245,724
Evotec SE (C)	21,866	787,830
Gerresheimer AG	634	62,967
Illumina, Inc. (C)	1,900	729,714
Lonza Group AG	1,486	831,119
Maravai LifeSciences Holdings, Inc., Class A (C)	4,800	171,072
Mettler-Toledo International, Inc. (C)	999	1,154,534
Pacific Biosciences of California, Inc. (C)	51,594	1,718,596
PPD, Inc. (C)	13,858	524,387
PRA Health Sciences, Inc. (C)	3,608	553,215
Quanterix Corp. (C)	17,140	1,002,176
Repligen Corp. (C)	1,226	238,347
Seer, Inc. (C)	36,227	1,812,075
Thermo Fisher Scientific, Inc.	25,327	11,558,736
Wuxi Biologics Cayman, Inc. (C)(D)	64,500	813,393
		35,130,554
Pharmaceuticals – 11.0%
Arvinas, Inc. (C)	12,123	801,330
Astellas Pharma, Inc.	53,700	827,211
AstraZeneca PLC, ADR	95,860	4,766,159
Atea Pharmaceuticals, Inc. (C)	17,259	1,065,743
Athira Pharma, Inc. (C)	11,226	206,558
Axsome Therapeutics, Inc. (C)	6,421	363,557
Cara Therapeutics, Inc. (C)	14,333	311,169
Catalent, Inc. (C)	14,481	1,524,994
Daiichi Sankyo Company, Ltd.	21,100	615,608
Design Therapeutics, Inc. (C)	4,731	141,457
Eisai Company, Ltd.	9,300	625,090
Elanco Animal Health, Inc. (C)	22,308	656,971
Eli Lilly & Company	52,037	9,721,552
Longboard Pharmaceuticals, Inc. (C)	9,824	160,328
Merck & Company, Inc.	82,376	6,350,366
Merck KGaA	8,832	1,510,749
Milestone Pharmaceuticals, Inc. (C)	5,125	29,674
NGM Biopharmaceuticals, Inc. (C)	5,500	159,885
Pliant Therapeutics, Inc. (C)	2,500	98,325
Reata Pharmaceuticals, Inc., Class A (C)	4,624	461,013
Roche Holding AG	9,247	2,995,502
Royalty Pharma PLC, Class A	31,749	1,384,891
		34,778,132
		308,918,135
Information technology – 0.1%
Electronic equipment, instruments and components – 0.1%
908 Devices, Inc. (C)	3,759	182,312
Software – 0.0%
Nuance Communications, Inc. (C)	3,500	152,740
		335,052

73

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.1%
Chemicals – 0.1%
Amyris, Inc. (C)	14,800	$282,680
TOTAL COMMON STOCKS (Cost $211,730,948)		$311,111,748
PREFERRED SECURITIES – 1.2%
Consumer discretionary – 0.3%
Specialty retail – 0.3%
JAND, Inc., Series D (A)(B)(C)	33,198	861,820
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	3,954	1,971,301
Information technology – 0.3%
Software – 0.3%
Doximity, Inc. (A)(B)(C)	31,611	953,704
TOTAL PREFERRED SECURITIES (Cost $1,124,347)		$3,786,825
WARRANTS – 0.0%
Cerevel Therapeutics Holdings, Inc. (Expiration Date: 10-27-25; Strike Price: $11.50) (C)	3,748	15,817
TOTAL WARRANTS (Cost $7,214)		$15,817
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (E)	393,884	393,884
T. Rowe Price Government Reserve Fund, 0.0365% (E)	1,409,742	1,409,742
TOTAL SHORT-TERM INVESTMENTS (Cost $1,803,626)		$1,803,626
Total Investments (Health Sciences Trust) (Cost $214,666,135) – 100.0%		$316,718,016
Other assets and liabilities, net – (0.0%)		(83,633)
TOTAL NET ASSETS – 100.0%		$316,634,383
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.3%
Provincia de Buenos Aires 7.875%, 06/15/2027 (A)	$680,000	$249,907
Republic of Argentina
1.000%, 07/09/2029	59,073	21,178
(0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	598,627	200,271
High Yield Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		$526,571	$157,187
			628,543
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	2,808,000	537,425
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,573
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,196,241)			$1,171,541
CORPORATE BONDS – 79.3%
Communication services – 11.4%
Allen Media LLC 10.500%, 02/15/2028 (B)		$810,000	854,550
Altice France Holding SA 10.500%, 05/15/2027 (B)		240,000	269,933
Altice France SA 7.375%, 05/01/2026 (B)		1,020,000	1,060,902
CCO Holdings LLC
4.250%, 02/01/2031 (B)		130,000	130,289
4.500%, 08/15/2030 to 05/01/2032 (B)		1,440,000	1,462,154
5.125%, 05/01/2027 (B)		1,060,000	1,120,754
Charter Communications Operating LLC 6.484%, 10/23/2045		450,000	585,905
Cinemark USA, Inc. 5.875%, 03/15/2026 (B)		600,000	614,364
CSC Holdings LLC
4.125%, 12/01/2030 (B)		490,000	486,707
6.500%, 02/01/2029 (B)		800,000	884,000
DISH DBS Corp.
5.875%, 11/15/2024		500,000	522,910
7.750%, 07/01/2026		1,530,000	1,688,715
Frontier Communications Corp. 6.750%, 05/01/2029 (B)		450,000	474,615
iHeartCommunications, Inc.
4.750%, 01/15/2028 (B)		580,000	584,350
5.250%, 08/15/2027 (B)		410,000	421,730
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)		560,000	579,600
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (B)		850,000	864,875
Lumen Technologies, Inc. 5.625%, 04/01/2025		250,000	269,688
Match Group Holdings II LLC 4.625%, 06/01/2028 (B)		610,000	623,274
Netflix, Inc.
4.875%, 06/15/2030 (B)		150,000	172,731
5.375%, 11/15/2029 (B)		250,000	295,638
6.375%, 05/15/2029		700,000	868,000
Playtika Holding Corp. 4.250%, 03/15/2029 (B)		490,000	482,748
Sprint Capital Corp. 8.750%, 03/15/2032		115,000	170,056
Sprint Communications, Inc. 11.500%, 11/15/2021		470,000	498,200
Sprint Corp.
7.625%, 02/15/2025		510,000	608,175
7.875%, 09/15/2023		1,170,000	1,337,310

74

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Switch, Ltd. 3.750%, 09/15/2028 (B)	$520,000	$512,054
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	611,160
T-Mobile USA, Inc. 3.500%, 04/15/2031	580,000	584,350
Univision Communications, Inc. 9.500%, 05/01/2025 (B)	580,000	635,100
UPC Holding BV 5.500%, 01/15/2028 (B)	430,000	444,384
Urban One, Inc. 7.375%, 02/01/2028 (B)	340,000	352,012
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (B)	330,000	350,213
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (B)	470,000	478,225
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (B)	260,000	254,990
		22,154,661
Consumer discretionary – 16.1%
Academy, Ltd. 6.000%, 11/15/2027 (B)	250,000	263,125
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (B)	980,000	967,564
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027 (C)	621,000	644,288
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (B)	986,955	1,105,390
Boyne USA, Inc. 7.250%, 05/01/2025 (B)	960,000	997,920
Caesars Entertainment, Inc. 6.250%, 07/01/2025 (B)	360,000	383,765
Carnival Corp. 5.750%, 03/01/2027 (B)	690,000	708,113
Carriage Services, Inc. 6.625%, 06/01/2026 (B)	640,000	672,000
Crocs, Inc. 4.250%, 03/15/2029 (B)	630,000	614,263
Empire Communities Corp. 7.000%, 12/15/2025 (B)	650,000	684,938
ESH Hospitality, Inc. 5.250%, 05/01/2025 (B)	560,000	571,200
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(B)	3,600,425	360
Ford Motor Company 9.000%, 04/22/2025	670,000	811,447
Ford Motor Credit Company LLC
4.000%, 11/13/2030	610,000	605,114
5.113%, 05/03/2029	1,100,000	1,180,795
5.125%, 06/16/2025	460,000	496,800
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)(C)	510,000	543,303
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (B)	120,000	126,480
Installed Building Products, Inc. 5.750%, 02/01/2028 (B)	410,000	428,450
International Game Technology PLC 4.125%, 04/15/2026 (B)	490,000	503,514
Ken Garff Automotive LLC 4.875%, 09/15/2028 (B)	540,000	539,460
L Brands, Inc.
5.250%, 02/01/2028	1,020,000	1,093,950
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
L Brands, Inc. (continued)
6.625%, 10/01/2030 (B)	$180,000	$205,524
7.500%, 06/15/2029	160,000	181,782
9.375%, 07/01/2025 (B)	340,000	423,300
MDC Holdings, Inc. 6.000%, 01/15/2043	270,000	340,774
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (B)	340,000	361,179
Michaels Stores, Inc. 8.000%, 07/15/2027 (B)	310,000	342,550
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (B)(C)	350,000	365,313
NCL Corp., Ltd.
3.625%, 12/15/2024 (B)	560,000	528,500
5.875%, 03/15/2026 (B)	300,000	303,000
10.250%, 02/01/2026 (B)	670,000	786,111
12.250%, 05/15/2024 (B)	790,000	956,990
NMG Holding Company, Inc. 7.125%, 04/01/2026 (B)	300,000	306,000
Party City Holdings, Inc. 8.750%, 02/15/2026 (B)(C)	700,000	721,000
PetSmart, Inc.
4.750%, 02/15/2028 (B)	250,000	255,678
7.750%, 02/15/2029 (B)	250,000	270,613
Rent-A-Center, Inc. 6.375%, 02/15/2029 (B)	450,000	477,000
Royal Caribbean Cruises, Ltd. 5.500%, 04/01/2028 (B)	720,000	723,600
Sands China, Ltd. 5.400%, 08/08/2028	200,000	228,488
Scientific Games International, Inc. 7.000%, 05/15/2028 (B)	630,000	673,224
Service Corp. International 7.500%, 04/01/2027	480,000	573,600
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (B)	902,000	933,570
Sizzling Platter LLC 8.500%, 11/28/2025 (B)	430,000	426,775
Speedway Motorsports LLC 4.875%, 11/01/2027 (B)	320,000	320,000
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (B)	270,000	263,250
TopBuild Corp. 3.625%, 03/15/2029 (B)	550,000	543,125
Viking Cruises, Ltd.
5.875%, 09/15/2027 (B)	390,000	381,225
7.000%, 02/15/2029 (B)	800,000	823,760
13.000%, 05/15/2025 (B)	910,000	1,069,819
VOC Escrow, Ltd. 5.000%, 02/15/2028 (B)	1,525,000	1,506,502
WW International, Inc. 8.625%, 12/01/2025 (B)	650,000	676,293
Wynn Macau, Ltd.
5.125%, 12/15/2029 (B)	260,000	266,500
5.625%, 08/26/2028 (B)	550,000	574,915
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (B)	480,000	520,361
		31,272,560
Consumer staples – 1.1%
Edgewell Personal Care Company 4.125%, 04/01/2029 (B)	340,000	338,028
Kraft Heinz Foods Company
5.200%, 07/15/2045	300,000	346,967
5.500%, 06/01/2050	220,000	269,324

75

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Simmons Foods, Inc. 4.625%, 03/01/2029 (B)	$590,000	$595,174
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (B)	610,000	622,200
		2,171,693
Energy – 9.5%
Antero Midstream Partners LP 5.375%, 09/15/2024	290,000	292,538
Apache Corp.
5.100%, 09/01/2040	80,000	78,200
7.750%, 12/15/2029 (C)	310,000	360,428
Berry Petroleum Company LLC 7.000%, 02/15/2026 (B)	1,220,000	1,180,350
Blue Racer Midstream LLC
6.625%, 07/15/2026 (B)	670,000	688,425
7.625%, 12/15/2025 (B)	310,000	334,093
Cheniere Energy Partners LP
4.000%, 03/01/2031 (B)	470,000	478,225
4.500%, 10/01/2029	280,000	290,366
Chesapeake Energy Corp.
5.500%, 02/01/2026 (B)	80,000	83,272
5.875%, 02/01/2029 (B)	100,000	106,000
Comstock Resources, Inc. 7.500%, 05/15/2025 (B)	144,000	149,400
Continental Resources, Inc. 5.750%, 01/15/2031 (B)	710,000	802,201
DCP Midstream Operating LP
6.450%, 11/03/2036 (B)	280,000	312,900
6.750%, 09/15/2037 (B)	590,000	658,588
Endeavor Energy Resources LP
5.500%, 01/30/2026 (B)	140,000	145,292
5.750%, 01/30/2028 (B)	150,000	158,448
6.625%, 07/15/2025 (B)	320,000	341,997
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	122,065
5.500%, 07/15/2028	560,000	587,854
6.000%, 07/01/2025 (B)	240,000	258,300
6.500%, 07/01/2027 (B)	220,000	239,195
6.500%, 07/15/2048	240,000	239,400
EQT Corp.
3.900%, 10/01/2027	220,000	224,400
5.000%, 01/15/2029	590,000	631,300
7.625%, 02/01/2025	200,000	230,177
MEG Energy Corp.
5.875%, 02/01/2029 (B)	470,000	471,175
7.125%, 02/01/2027 (B)	1,130,000	1,183,675
Murphy Oil Corp. 5.750%, 08/15/2025	550,000	549,890
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (B)	290,000	288,333
Occidental Petroleum Corp.
2.700%, 02/15/2023	184,000	183,580
2.900%, 08/15/2024	740,000	731,890
6.125%, 01/01/2031	330,000	364,386
8.875%, 07/15/2030	490,000	617,890
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.644%, 08/15/2022 (C)(D)	90,000	89,051
PBF Holding Company LLC 9.250%, 05/15/2025 (B)	210,000	214,400
Petrobras Global Finance BV
5.750%, 02/01/2029	100,000	109,101
6.850%, 06/05/2115	410,000	421,070
Range Resources Corp.
5.000%, 03/15/2023 (C)	203,000	206,299
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp. (continued)
8.250%, 01/15/2029 (B)		$490,000	$524,300
9.250%, 02/01/2026		520,000	564,990
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (B)		730,000	721,605
Targa Resources Partners LP 4.875%, 02/01/2031 (B)		570,000	577,553
The Williams Companies, Inc. 8.750%, 03/15/2032		120,000	175,979
Vesta Energy Corp. 8.125%, 07/24/2023 (B)	CAD	490,000	206,652
Western Midstream Operating LP
3.950%, 06/01/2025		$110,000	112,971
4.350%, 02/01/2025		530,000	548,550
5.500%, 08/15/2048		580,000	570,790
			18,427,544
Financials – 6.2%
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (B)(E)		200,000	204,250
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		250,000	272,668
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)		380,000	421,800
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (B)(E)		390,000	452,400
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (B)		630,000	645,750
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (E)		220,000	237,050
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (E)		410,000	435,547
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (B)		420,000	440,341
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (B)(E)		340,000	409,863
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (B)(E)		430,000	457,950
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) 09/12/2025 (B)(E)		200,000	216,960
DAE Funding LLC 5.000%, 08/01/2024 (B)		10,000	10,300
FirstCash, Inc. 4.625%, 09/01/2028 (B)		530,000	540,600
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (B)		620,000	664,950
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (B)		460,000	453,100
LD Holdings Group LLC
6.125%, 04/01/2028 (B)		380,000	384,712
6.500%, 11/01/2025 (B)		700,000	733,250
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)		680,000	696,150

76

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NMI Holdings, Inc. 7.375%, 06/01/2025 (B)	$650,000	$749,951
Quicken Loans LLC
3.875%, 03/01/2031 (B)	630,000	606,375
5.250%, 01/15/2028 (B)	530,000	556,500
Starwood Property Trust, Inc. 5.500%, 11/01/2023 (B)	310,000	323,950
StoneX Group, Inc. 8.625%, 06/15/2025 (B)	270,000	285,188
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (B)(E)	550,000	604,115
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (B)	720,000	763,154
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (B)	490,000	577,249
		12,144,123
Health care – 9.6%
AdaptHealth LLC 4.625%, 08/01/2029 (B)	460,000	457,700
Akumin, Inc. 7.000%, 11/01/2025 (B)	720,000	765,900
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (B)	520,000	576,875
9.250%, 04/01/2026 (B)	810,000	897,480
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (B)	870,000	864,019
6.250%, 02/15/2029 (B)	1,400,000	1,488,145
Centene Corp.
4.625%, 12/15/2029	500,000	541,153
5.375%, 06/01/2026 (B)	560,000	585,592
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/2028 (B)	680,000	706,364
Community Health Systems, Inc.
6.625%, 02/15/2025 (B)	810,000	855,060
6.875%, 04/15/2029 (B)	1,110,000	1,162,026
8.000%, 03/15/2026 (B)	140,000	151,382
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (B)	1,240,000	1,250,850
Global Medical Response, Inc. 6.500%, 10/01/2025 (B)	370,000	382,950
HCA, Inc. 5.625%, 09/01/2028	800,000	920,000
HLF Financing Sarl LLC 7.250%, 08/15/2026 (B)	470,000	492,325
Legacy LifePoint Health LLC 4.375%, 02/15/2027 (B)	450,000	441,000
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (B)(C)	610,000	594,750
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (B)	620,000	657,603
Radiology Partners, Inc. 9.250%, 02/01/2028 (B)	460,000	500,825
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (B)	400,000	433,000
Syneos Health, Inc. 3.625%, 01/15/2029 (B)	550,000	534,875
Tenet Healthcare Corp.
4.625%, 06/15/2028 (B)	440,000	450,991
6.750%, 06/15/2023	550,000	596,145
7.500%, 04/01/2025 (B)	560,000	604,615
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	$340,000	$366,418
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025	530,000	585,491
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (B)	650,000	715,000
		18,578,534
Industrials – 11.2%
Allied Universal Holdco LLC 6.625%, 07/15/2026 (B)	710,000	752,941
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (B)	650,000	658,938
American Airlines, Inc.
5.500%, 04/20/2026 (B)	370,000	385,055
5.750%, 04/20/2029 (B)	610,000	648,827
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (B)	77,335	75,788
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (B)	460,000	455,975
BWX Technologies, Inc. 5.375%, 07/15/2026 (B)	410,000	423,325
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (B)	430,000	457,950
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (B)	440,000	462,462
Delta Air Lines, Inc. 4.750%, 10/20/2028 (B)	470,000	511,076
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (B)	300,000	296,250
GFL Environmental, Inc.
3.750%, 08/01/2025 (B)	540,000	548,100
8.500%, 05/01/2027 (B)	570,000	627,713
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (B)	2,201,318	2,111,064
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (B)	740,000	719,650
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (B)	510,000	541,926
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (B)	500,000	548,125
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	120,000	121,200
PM General Purchaser LLC 9.500%, 10/01/2028 (B)	680,000	725,900
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (B)	390,000	378,300
5.750%, 04/15/2026 (B)	470,000	508,564
6.250%, 01/15/2028 (B)	920,000	957,711
Sensata Technologies BV 4.000%, 04/15/2029 (B)	410,000	417,392
Sensata Technologies, Inc. 4.375%, 02/15/2030 (B)	340,000	356,150
Signature Aviation US Holdings, Inc. 5.375%, 05/01/2026 (B)	440,000	448,800
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (B)	910,000	1,028,300
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (B)	770,000	806,960
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (B)	110,000	121,275

77

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company 5.150%, 05/01/2030	$400,000	$460,698
TransDigm, Inc.
4.625%, 01/15/2029 (B)	890,000	877,585
6.250%, 03/15/2026 (B)	580,000	614,916
8.000%, 12/15/2025 (B)	200,000	217,800
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 08/15/2021	233,469	235,220
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	70,060	71,111
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	300,000	311,250
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	674,157
5.250%, 01/15/2030	400,000	434,120
Vertical U.S. Newco, Inc. 5.250%, 07/15/2027 (B)	450,000	471,094
Waste Pro USA, Inc. 5.500%, 02/15/2026 (B)	440,000	450,450
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	437,322
XPO Logistics, Inc. 6.250%, 05/01/2025 (B)	490,000	527,284
		21,878,724
Information technology – 3.2%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (B)	510,000	523,388
CDK Global, Inc. 5.250%, 05/15/2029 (B)	30,000	32,185
CDW LLC 3.250%, 02/15/2029	480,000	474,000
CommScope, Inc. 8.250%, 03/01/2027 (B)	1,260,000	1,348,200
Entegris, Inc. 4.375%, 04/15/2028 (B)	430,000	443,395
Gartner, Inc. 3.750%, 10/01/2030 (B)	750,000	743,798
NCR Corp. 5.125%, 04/15/2029 (B)	450,000	453,377
Open Text Corp. 3.875%, 02/15/2028 (B)	250,000	251,670
Open Text Holdings, Inc. 4.125%, 02/15/2030 (B)	220,000	223,012
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (B)	630,000	605,525
Shift4 Payments LLC 4.625%, 11/01/2026 (B)	680,000	705,500
Unisys Corp. 6.875%, 11/01/2027 (B)	420,000	459,900
		6,263,950
Materials – 5.4%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (B)	660,000	693,000
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (B)	200,000	197,674
4.000%, 09/01/2029 (B)	800,000	798,696
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (B)	690,000	703,855
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (B)	650,000	677,625
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cascades, Inc. 5.375%, 01/15/2028 (B)	$530,000	$556,500
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (B)	420,000	426,300
6.875%, 03/01/2026 to 10/15/2027 (B)	1,450,000	1,518,000
7.500%, 04/01/2025 (B)	210,000	216,825
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (B)	430,000	450,963
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	160,000	166,613
4.625%, 08/01/2030	160,000	174,116
5.450%, 03/15/2043	500,000	601,500
Greif, Inc. 6.500%, 03/01/2027 (B)	840,000	885,150
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (B)	240,000	249,434
6.125%, 04/01/2029 (B)	290,000	309,575
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026 (B)	200,000	200,000
Kraton Polymers LLC 4.250%, 12/15/2025 (B)	460,000	461,725
Mercer International, Inc. 5.125%, 02/01/2029 (B)	240,000	248,640
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	913,644	1,188
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	950,000	95
Olin Corp. 5.000%, 02/01/2030	420,000	439,944
Summit Materials LLC 5.250%, 01/15/2029 (B)	560,000	584,500
		10,561,918
Real estate – 4.8%
CoreCivic, Inc.
4.625%, 05/01/2023	110,000	108,350
5.000%, 10/15/2022	250,000	251,993
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	244,020
4.750%, 02/15/2028	930,000	917,213
9.750%, 06/15/2025	340,000	384,880
Five Point Operating Company LP 7.875%, 11/15/2025 (B)	1,060,000	1,107,833
Forestar Group, Inc.
5.000%, 03/01/2028 (B)	570,000	591,552
8.000%, 04/15/2024 (B)	440,000	459,250
Kennedy-Wilson, Inc. 5.000%, 03/01/2031	620,000	627,905
MPT Operating Partnership LP
4.625%, 08/01/2029	560,000	589,137
5.000%, 10/15/2027	200,000	210,401
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (B)	390,000	413,498
Realogy Group LLC
5.750%, 01/15/2029 (B)	500,000	493,125
7.625%, 06/15/2025 (B)	620,000	676,916
Service Properties Trust 5.500%, 12/15/2027	400,000	423,093
The GEO Group, Inc.
5.875%, 10/15/2024 (C)	650,000	518,375
6.000%, 04/15/2026 (C)	945,000	678,038
VICI Properties LP 4.125%, 08/15/2030 (B)	560,000	564,872
		9,260,451

78

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities – 0.8%
Calpine Corp. 5.000%, 02/01/2031 (B)	$490,000	$478,240
Superior Plus LP 4.500%, 03/15/2029 (B)	290,000	292,958
Talen Energy Supply LLC
6.625%, 01/15/2028 (B)	410,000	409,565
10.500%, 01/15/2026 (B)	340,000	304,300
		1,485,063
TOTAL CORPORATE BONDS (Cost $151,462,915)		$154,199,221
CONVERTIBLE BONDS – 1.4%
Communication services – 0.3%
DISH Network Corp.
2.375%, 03/15/2024	420,000	403,725
3.375%, 08/15/2026	110,000	105,743
Twitter, Inc. 1.132%, 03/15/2026 (B)(F)	130,000	122,850
		632,318
Consumer discretionary – 0.2%
DraftKings, Inc. 0.150%, 03/15/2028 (B)(F)	200,000	197,900
Liberty Latin America, Ltd. 2.000%, 07/15/2024	190,000	187,063
		384,963
Energy – 0.4%
Cheniere Energy, Inc. 4.250%, 03/15/2045	990,000	808,808
Financials – 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	500,000	500,650
Industrials – 0.1%
JetBlue Airways Corp. 0.500%, 04/01/2026 (B)	180,000	197,784
Information technology – 0.0%
Alarm.com Holdings, Inc. 1.559%, 01/15/2026 (B)(F)	70,000	64,925
Real estate – 0.1%
GEO Corrections Holdings, Inc. 6.500%, 02/23/2026 (B)	180,000	187,961
TOTAL CONVERTIBLE BONDS (Cost $2,716,012)		$2,777,409
TERM LOANS (G) – 8.5%
Communication services – 0.8%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.703%, 02/10/2027	565,054	563,359
Gannett Holdings LLC, 2021 Term Loan B (3 month LIBOR + 7.000%) 7.750%, 01/29/2026	604,956	608,737
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.109%, 05/01/2026	349,332	344,801
		1,516,897
Consumer discretionary – 3.1%
Adtalem Global Education, Inc., 2021 Term Loan B 02/11/2028 TBD (H)	830,000	821,011
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 3.359%, 04/30/2026	464,265	459,042
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	$377,150	$377,150
First Brands Group LLC, 2021 Term Loan 03/22/2027 TBD (H)	350,000	349,563
Great Outdoors Group LLC, 2021 Term Loan B (6 month LIBOR + 4.250%) 5.000%, 03/06/2028	329,175	329,340
Michaels Stores, Inc., 2020 Term Loan B (1 month LIBOR + 3.500%) 4.250%, 10/01/2027	247,558	247,187
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 02/24/2028	1,300,000	1,294,111
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/12/2028	510,000	508,827
Rent-A-Center, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 4.750%, 02/17/2028	600,000	602,502
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.110%, 06/19/2026	605,392	601,232
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 4.500%, 01/31/2028	350,000	348,884
		5,938,849
Energy – 0.0%
Permian Producton Partners LLC, 2020 PIK Term Loan (1 month LIBOR + 6.000% or 2.000% PIK) 7.000%, 11/23/2025	141,958	17,035
Financials – 0.7%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.703%, 02/13/2027	455,400	449,330
Amerilife Holdings LLC, 2020 Term Loan (3 month LIBOR + 4.000%) 4.109%, 03/18/2027	148,897	148,587
Deerfield Dakota Holding LLC, 2020 2nd Lien Term Loan (1 month LIBOR + 8.000%) 9.000%, 04/07/2028	520,000	527,800
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%) 2.859%, 01/26/2028	324,242	320,493
		1,446,210
Health care – 1.5%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (1 month LIBOR + 8.250%) 8.359%, 02/18/2028	350,000	335,416
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 3.859%, 02/18/2027	495,717	490,210
McAfee LLC, 2018 USD Term Loan B (1 month LIBOR + 3.750%) 3.859%, 09/30/2024	326,084	326,003
Option Care Health, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.859%, 08/06/2026	602,375	599,743
Radnet Management, Inc., Reprice Term Loan (Prime rate + 2.500% and 6 month LIBOR + 3.500%) 4.520%, 06/30/2023	569,766	569,766

79

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.109%, 06/26/2026	$649,376	$645,116
		2,966,254
Industrials – 0.8%
JetBlue Airways Corp., Term Loan (3 month LIBOR + 5.250%) 6.250%, 06/17/2024	402,544	411,602
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	450,000	477,635
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027	640,000	671,360
		1,560,597
Information technology – 1.2%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.109%, 02/16/2029	820,000	823,592
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.359%, 11/29/2025	658,216	618,137
Peraton Corp., Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/01/2028	155,802	155,673
Rackspace Technology Global, Inc., 2021 Term Loan (3 month LIBOR + 2.750%) 3.500%, 02/15/2028	520,000	514,961
Vericast Corp., Term Loan B7 (3 month LIBOR + 4.750%) 5.750%, 11/03/2023	186,755	165,331
		2,277,694
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (I)	428,167	428,167
Real estate – 0.2%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	409,750	394,212
TOTAL TERM LOANS (Cost $16,471,256)		$16,545,915
ASSET BACKED SECURITIES – 4.8%
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.191%, 10/15/2028 (B)(D)	250,000	242,984
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.904%, 01/20/2032 (B)(D)	330,000	311,607
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.291%, 10/15/2030 (B)(D)	250,000	240,551
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 5.423%, 07/18/2027 (B)(D)	250,000	234,092
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 7.972%, 08/20/2032 (B)(D)	300,000	300,077
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 7.241%, 04/15/2029 (B)(D)	$250,000	$250,029
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 3.924%, 07/20/2031 (B)(D)	500,000	487,372
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 6.224%, 04/20/2029 (B)(D)	500,000	485,459
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.623%, 04/17/2030 (B)(D)	250,000	235,949
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.874%, 07/20/2028 (B)(D)	750,000	720,329
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 6.802%, 04/15/2034 (B)(D)	470,000	469,953
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.741%, 04/15/2031 (B)(D)	290,000	281,576
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.191%, 04/15/2031 (B)(D)	250,000	233,465
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.832%, 04/17/2034 (B)(D)	250,000	250,247
Grippen Park CLO, Ltd. Series 2017-1A, Class E (1 month LIBOR + 5.700%) 5.924%, 01/20/2030 (B)(D)	420,000	410,411
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 5.921%, 10/15/2031 (B)(D)	300,000	292,737
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 2.874%, 01/20/2031 (B)(D)	500,000	471,539
Nassau, Ltd. Series 2020-1A, Class D (3 month LIBOR + 4.770%) 4.994%, 07/20/2029 (B)(D)	250,000	250,490
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 6.144%, 10/21/2030 (B)(D)	250,000	241,257
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 5.424%, 10/20/2027 (B)(D)	250,000	239,121
Ocean Trails CLO X Series 2020-10A, Class D (3 month LIBOR + 4.700%) 4.894%, 10/15/2031 (B)(D)	500,000	502,664
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 3.341%, 11/22/2030 (B)(D)	810,000	774,677

80

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 3.437%, 06/22/2030 (B)(D)	$570,000	$527,696
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.061%, 04/15/2027 (B)(D)	350,000	332,987
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 5.981%, 04/15/2027 (B)(D)	350,000	288,771
Zais CLO, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.770%, 10/20/2031 (B)(D)	250,000	252,220
TOTAL ASSET BACKED SECURITIES (Cost $9,429,542)		$9,328,260
COMMON STOCKS – 0.9%
Communication services – 0.0%
New Cotai, Inc., Class B (I)(J)(K)	3	0
Vertis Holdings, Inc. (I)(K)	69,391	0
		0
Consumer discretionary – 0.1%
Party City Holdco, Inc. (K)	14,174	82,209
Energy – 0.8%
Berry Corp.	142,298	784,062
Hercules Offshore, Inc. (C)(I)(K)	45,689	22,927
KCAD Holdings I, Ltd. (I)(J)(K)	165,553,563	166
MWO Holdings LLC (I)(J)(K)	445	3,369
Oasis Petroleum, Inc.	8,771	520,910
Southwestern Energy Company (K)	53,920	250,728
		1,582,162
TOTAL COMMON STOCKS (Cost $10,517,505)		$1,664,371
PREFERRED SECURITIES – 1.4%
Energy – 0.5%
MPLX LP, 8.462% (I)	16,445	548,852
Targa Resources Corp., 9.500%	470	492,818
		1,041,670
Financials – 0.9%
B. Riley Financial, Inc., 6.000%	13,075	337,989
B. Riley Financial, Inc., 6.875%	4,175	108,049
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (D)	51,072	1,301,315
		1,747,353
TOTAL PREFERRED SECURITIES (Cost $2,664,351)		$2,789,023
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)(K)	$3,000,000	0
9.875%, 03/01/2049 (I)(K)	2,050,000	0
10.250%, 11/01/2049 (I)(K)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 4.5%
John Hancock Collateral Trust, 0.0470% (L)(M)	346,337	$3,465,069
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0259% (L)	5,292,248	5,292,248
TOTAL SHORT-TERM INVESTMENTS (Cost $8,757,498)		$8,757,317
Total Investments (High Yield Trust) (Cost $204,557,522) – 101.4%		$197,233,057
Other assets and liabilities, net – (1.4%)		(2,693,744)
TOTAL NET ASSETS – 100.0%		$194,539,313
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing - Issuer is in default.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $126,850,860 or 65.2% of the fund's net assets as of 3-31-21.
(C)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $3,388,807.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 3-31-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

81

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Jun 2021	$10,132,374	$9,995,273	$(137,101)
						$(137,101)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	539,741	BNP	4/19/2021	—	$(20,544)
MXN	1,174,325	USD	58,736	MSCS	4/19/2021	—	(1,364)
USD	255,710	CAD	324,512	JPM	4/19/2021	—	(2,527)
						—	$(24,435)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	Occidental Petroleum Corp.	1.588%	750,000	USD	$750,000	1.000%	Quarterly	Dec 2023	$(74,294)	$47,842	$(26,452)
					$750,000				$(74,294)	$47,842	$(26,452)
Centrally cleared	Ford Motor Credit Company LLC	1.588%	513,000	USD	513,000	5.000%	Quarterly	Jun 2023	(24,054)	63,030	38,976
					$513,000				$(24,054)	$63,030	$38,976
					$1,263,000				$(98,348)	$110,872	$12,524
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.6%
Argentina - 0.0%
YPF SA, ADR (A)	6,300	$25,893
Australia - 4.5%
Afterpay, Ltd. (A)	7,435	580,703
AGL Energy, Ltd.	24,640	181,135
AMP, Ltd.	145,968	140,734
Ampol, Ltd.	9,411	176,179
APA Group	44,410	339,094
Aristocrat Leisure, Ltd.	19,191	503,488
ASX, Ltd.	6,626	358,662
Aurizon Holdings, Ltd.	76,706	227,949
AusNet Services	84,537	118,161
Australia & New Zealand Banking Group, Ltd.	94,708	2,033,424
BHP Group PLC	71,227	2,050,780
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
BHP Group, Ltd.	99,346	$3,446,252
BlueScope Steel, Ltd.	16,784	247,677
Brambles, Ltd.	50,212	405,043
CIMIC Group, Ltd. (A)	3,702	49,576
Coca-Cola Amatil, Ltd.	16,923	173,057
Cochlear, Ltd.	2,361	379,778
Coles Group, Ltd.	45,471	554,498
Commonwealth Bank of Australia	59,113	3,878,683
Computershare, Ltd.	18,097	207,654
Crown Resorts, Ltd. (A)	14,067	126,096
CSL, Ltd.	15,173	3,066,520
Dexus	39,487	293,612
Evolution Mining, Ltd.	56,369	175,613
Fortescue Metals Group, Ltd.	56,531	861,566

82

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Goodman Group	57,212	$790,002
Insurance Australia Group, Ltd.	79,094	281,759
Lendlease Corp., Ltd.	22,976	226,530
Macquarie Group, Ltd.	11,522	1,343,220
Magellan Financial Group, Ltd.	4,432	152,974
Medibank Private, Ltd.	99,625	212,350
Mirvac Group	141,329	269,600
National Australia Bank, Ltd.	110,955	2,198,295
Newcrest Mining, Ltd.	28,639	541,045
Northern Star Resources, Ltd.	36,717	265,968
Oil Search, Ltd.	65,896	206,029
Orica, Ltd.	13,519	143,715
Origin Energy, Ltd.	58,812	210,707
Qantas Airways, Ltd. (A)	30,851	119,737
QBE Insurance Group, Ltd. (B)	49,235	360,573
Ramsay Health Care, Ltd.	6,659	340,115
REA Group, Ltd.	1,759	190,348
Rio Tinto, Ltd.	12,705	1,073,789
Santos, Ltd.	64,049	346,675
Scentre Group	177,637	382,469
SEEK, Ltd. (A)	11,910	259,600
Sonic Healthcare, Ltd.	16,282	435,403
South32, Ltd.	112,851	242,195
South32, Ltd. (London Stock Exchange)	48,980	105,378
Stockland	87,409	293,425
Suncorp Group, Ltd.	43,155	325,135
Sydney Airport (A)	47,614	224,987
Tabcorp Holdings, Ltd.	82,609	295,143
Telstra Corp., Ltd.	142,464	368,889
The GPT Group	65,047	228,184
TPG Telecom, Ltd.	13,013	62,869
Transurban Group	93,607	951,628
Treasury Wine Estates, Ltd.	26,341	207,620
Vicinity Centres	127,154	160,742
Washington H. Soul Pattinson & Company, Ltd. (B)	3,863	92,996
Wesfarmers, Ltd.	38,805	1,558,355
Westpac Banking Corp.	120,604	2,237,077
WiseTech Global, Ltd.	5,291	117,735
Woodside Petroleum, Ltd.	32,383	591,893
Woolworths Group, Ltd.	43,228	1,346,302
		40,337,390
Austria - 0.1%
Erste Group Bank AG	11,010	373,002
OMV AG	5,543	280,905
Raiffeisen Bank International AG (A)	4,926	108,140
Verbund AG	2,442	177,385
voestalpine AG	4,357	180,436
		1,119,868
Belgium - 0.5%
Ageas SA/NV	6,383	385,446
Anheuser-Busch InBev SA/NV	26,526	1,667,506
Elia Group SA/NV (B)	1,076	118,498
Etablissements Franz Colruyt NV	2,769	165,082
Galapagos NV (A)	1,603	123,695
Groupe Bruxelles Lambert SA	3,809	394,027
KBC Group NV (A)	8,597	625,532
Proximus SADP	5,996	130,461
Sofina SA	537	181,551
Solvay SA	2,881	358,558
UCB SA	4,152	394,707
Umicore SA	6,530	346,447
		4,891,510
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil - 1.0%
Ambev SA	157,730	$428,467
Atacadao SA	13,900	57,342
B2W Cia Digital (A)	8,038	86,754
B3 SA - Brasil Bolsa Balcao	68,807	667,698
Banco Bradesco SA	42,418	177,173
Banco BTG Pactual SA	8,663	149,369
Banco do Brasil SA	28,713	155,332
Banco Santander Brasil SA	14,000	98,496
BB Seguridade Participacoes SA	24,400	105,123
BRF SA (A)	19,720	88,358
CCR SA	40,100	92,046
Centrais Eletricas Brasileiras SA	9,400	57,232
Centrais Eletricas Brasileiras SA, ADR	1,429	8,617
Cia Brasileira de Distribuicao	4,938	29,109
Cia Brasileira de Distribuicao, ADR (B)	628	3,655
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	82,493
Cia Siderurgica Nacional SA, ADR	11,800	79,060
Cosan SA	5,611	91,133
Energisa SA	6,100	49,007
Engie Brasil Energia SA	7,275	54,065
Equatorial Energia SA	30,700	135,265
Hypera SA	10,908	62,072
JBS SA	34,073	183,300
Klabin SA (A)	24,000	117,812
Localiza Rent a Car SA	20,227	214,644
Lojas Renner SA	25,927	196,180
Magazine Luiza SA	92,108	331,210
Natura & Company Holding SA (A)	26,929	230,315
Notre Dame Intermedica Participacoes SA	17,255	253,829
Petrobras Distribuidora SA	25,000	98,070
Petroleo Brasileiro SA	124,329	528,801
Raia Drogasil SA	35,900	159,835
Rumo SA (A)	45,451	163,518
Sendas Distribuidora SA (A)	4,938	64,780
Sendas Distribuidora SA, ADR (A)(B)	628	8,164
Sul America SA	11,126	67,541
Suzano SA (A)	22,263	271,136
Suzano SA, ADR (A)	3,164	38,664
Telefonica Brasil SA	9,652	75,846
Telefonica Brasil SA, ADR	6,017	47,354
Tim SA	28,020	63,073
TOTVS SA	16,600	85,320
Ultrapar Participacoes SA	25,400	95,713
Vale SA	123,597	2,151,279
Via Varejo SA (A)	44,400	95,211
WEG SA	28,058	371,671
		8,671,132
Canada - 6.6%
Agnico Eagle Mines, Ltd.	8,384	484,680
Air Canada (A)	5,400	112,366
Algonquin Power & Utilities Corp.	20,040	317,495
Alimentation Couche-Tard, Inc., Class B	29,500	951,174
AltaGas, Ltd.	11,500	191,621
Atco, Ltd., Class I	3,400	112,873
B2Gold Corp.	36,100	155,408
Ballard Power Systems, Inc. (A)	7,500	182,920
Bank of Montreal	21,998	1,960,863
Barrick Gold Corp.	40,477	802,969
Barrick Gold Corp. (London Stock Exchange)	20,657	411,148
BCE, Inc.	5,524	249,365
BlackBerry, Ltd. (A)	21,000	176,128

83

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Brookfield Asset Management, Inc., Class A	43,372	$1,929,255
CAE, Inc. (A)	10,400	296,351
Cameco Corp.	13,200	218,897
Canadian Apartment Properties REIT	2,900	124,289
Canadian Imperial Bank of Commerce (B)	14,900	1,458,936
Canadian National Railway Company	23,700	2,750,384
Canadian Natural Resources, Ltd.	39,460	1,219,878
Canadian Pacific Railway, Ltd.	4,500	1,718,787
Canadian Tire Corp., Ltd., Class A	2,100	297,997
Canadian Utilities, Ltd., Class A	4,600	123,501
Canopy Growth Corp. (A)(B)	8,000	256,927
CCL Industries, Inc., Class B	5,000	276,597
Cenovus Energy, Inc.	43,800	329,014
CGI, Inc. (A)	7,900	658,050
Constellation Software, Inc.	700	977,583
Dollarama, Inc.	10,100	446,210
Emera, Inc.	8,200	364,945
Empire Company, Ltd., Class A	6,200	193,297
Enbridge, Inc.	67,700	2,466,226
Fairfax Financial Holdings, Ltd.	900	392,850
First Quantum Minerals, Ltd.	20,154	384,092
FirstService Corp.	1,300	192,967
Fortis, Inc.	15,494	672,307
Franco-Nevada Corp.	6,410	803,303
George Weston, Ltd.	2,799	247,850
GFL Environmental, Inc.	6,400	223,570
Gildan Activewear, Inc. (A)	6,600	201,986
Great-West Lifeco, Inc.	9,900	263,433
Hydro One, Ltd. (C)	10,900	253,874
iA Financial Corp., Inc.	3,600	195,741
IGM Financial, Inc.	3,000	91,430
Imperial Oil, Ltd.	8,630	209,037
Intact Financial Corp.	5,000	612,716
Inter Pipeline, Ltd.	15,900	227,360
Keyera Corp.	8,500	176,669
Kinross Gold Corp.	41,629	277,262
Kirkland Lake Gold, Ltd.	8,700	293,808
Loblaw Companies, Ltd.	6,140	342,984
Lundin Mining Corp.	22,100	227,384
Magna International, Inc.	9,800	863,105
Manulife Financial Corp. (D)	64,800	1,393,765
Metro, Inc. (B)	9,357	426,861
National Bank of Canada	11,500	781,217
Northland Power, Inc. (B)	6,400	231,973
Nutrien, Ltd. (B)	18,990	1,023,015
Onex Corp.	2,700	167,926
Open Text Corp.	9,700	462,500
Pan American Silver Corp.	7,300	218,994
Parkland Corp.	5,400	162,254
Pembina Pipeline Corp.	18,998	548,761
Power Corp. of Canada (B)	19,412	510,208
Quebecor, Inc., Class B	6,400	171,828
Restaurant Brands International, Inc.	9,646	627,332
RioCan Real Estate Investment Trust (B)	6,300	97,556
Ritchie Bros Auctioneers, Inc.	3,800	222,491
Rogers Communications, Inc., Class B	12,200	562,577
Royal Bank of Canada	48,000	4,425,686
Saputo, Inc.	9,100	273,644
Shaw Communications, Inc., Class B	16,926	440,154
Shopify, Inc., Class A (A)	3,700	4,084,898
SSR Mining, Inc.	7,400	105,815
Sun Life Financial, Inc.	19,500	985,474
Suncor Energy, Inc.	50,935	1,064,743
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TC Energy Corp. (B)	32,297	$1,480,568
Teck Resources, Ltd., Class B	16,161	309,537
TELUS Corp. (B)	16,190	322,460
The Bank of Nova Scotia (B)	40,500	2,533,707
The Toronto-Dominion Bank	60,772	3,963,454
Thomson Reuters Corp.	5,954	521,585
TMX Group, Ltd.	2,000	207,830
Toromont Industries, Ltd.	2,800	214,317
West Fraser Timber Company, Ltd.	2,800	201,439
Wheaton Precious Metals Corp.	14,984	572,318
WSP Global, Inc.	3,800	361,525
Yamana Gold, Inc.	33,100	143,810
		59,192,084
Chile - 0.1%
Antofagasta PLC	13,250	308,635
Banco Santander Chile, ADR	5,508	136,764
Cencosud SA	61,383	131,207
Cia Cervecerias Unidas SA, ADR	2,518	44,493
Enel Americas SA, ADR	24,015	203,647
Enel Chile SA, ADR	18,222	71,430
Sociedad Quimica y Minera de Chile SA, ADR	3,844	204,001
		1,100,177
China - 10.2%
3SBio, Inc. (A)(C)	40,500	35,859
51job, Inc., ADR (A)	900	56,340
AAC Technologies Holdings, Inc.	27,342	139,190
AECC Aviation Power Company, Ltd., Class A	3,600	25,115
Agile Group Holdings, Ltd.	54,000	88,617
Agricultural Bank of China, Ltd., Class A	165,700	86,014
Agricultural Bank of China, Ltd., H Shares	934,000	374,405
Aier Eye Hospital Group Company, Ltd., Class A	8,944	81,256
Air China, Ltd., H Shares	84,534	73,424
Airtac International Group	4,000	142,680
Alibaba Group Holding, Ltd., ADR (A)	63,000	14,283,990
A-Living Smart City Services Company, Ltd. (C)	15,500	69,001
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	16,839
Aluminum Corp. of China, Ltd., H Shares (A)	131,220	54,540
Anhui Conch Cement Company, Ltd., Class A	8,900	69,684
Anhui Conch Cement Company, Ltd., H Shares	44,290	289,224
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	50,642
Anhui Gujing Distillery Company, Ltd., Class A	900	28,938
ANTA Sports Products, Ltd.	37,000	606,869
Autohome, Inc., ADR	2,100	195,867
Avic Capital Company, Ltd., Class A	20,000	12,225
AVIC Jonhon Optronic Technology Company, Ltd., Class A	2,300	23,780
AVIC Xi'an Aircraft Industry Group Company, Ltd., Class A	6,200	22,968
AviChina Industry & Technology Company, Ltd., H Shares	72,000	48,389
Baidu, Inc., ADR (A)	9,000	1,957,950
Bank of Beijing Company, Ltd., Class A	47,000	34,448
Bank of China, Ltd., Class A	78,100	39,953

84

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of China, Ltd., H Shares	2,682,563	$1,023,220
Bank of Communications Company, Ltd., Class A	87,300	65,971
Bank of Communications Company, Ltd., H Shares	292,527	186,527
Bank of Hangzhou Company, Ltd., Class A	11,400	29,408
Bank of Jiangsu Company, Ltd., Class A	33,410	33,020
Bank of Nanjing Company, Ltd., Class A	13,600	21,015
Bank of Ningbo Company, Ltd., Class A	12,500	74,332
Bank of Shanghai Company, Ltd., Class A	31,610	42,430
Baoshan Iron & Steel Company, Ltd., Class A	41,300	51,020
Baozun, Inc., ADR (A)	1,300	49,582
BeiGene, Ltd., ADR (A)	1,500	522,120
Beijing Capital International Airport Company, Ltd., H Shares	52,789	41,132
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	12,186
Bilibili, Inc., ADR (A)	3,400	364,004
BOE Technology Group Company, Ltd., Class A	75,300	72,308
BYD Company, Ltd., Class A	4,000	101,561
BYD Company, Ltd., H Shares	26,105	564,828
BYD Electronic International Company, Ltd.	22,500	132,632
CanSino Biologics, Inc., H Shares (A)(C)	2,400	91,064
CGN Power Company, Ltd., H Shares (C)	317,000	76,774
Changchun High & New Technology Industry Group, Inc., Class A	800	55,478
China Aoyuan Group, Ltd.	64,000	68,896
China Bohai Bank Company, Ltd., H Shares (A)(C)	83,000	37,234
China Cinda Asset Management Company, Ltd., H Shares	304,800	63,583
China CITIC Bank Corp., Ltd., H Shares	310,800	158,075
China Communications Services Corp., Ltd., H Shares	129,600	58,384
China Conch Venture Holdings, Ltd.	57,900	272,792
China Construction Bank Corp., Class A	15,400	17,291
China Construction Bank Corp., H Shares	3,209,914	2,705,690
China East Education Holdings, Ltd. (C)	18,500	40,366
China Eastern Airlines Corp., Ltd., Class A	15,800	13,191
China Everbright Bank Company, Ltd., Class A	88,600	55,222
China Everbright Bank Company, Ltd., H Shares	120,000	52,417
China Evergrande Group (B)	65,959	125,918
China Feihe, Ltd. (C)	39,000	110,723
China Fortune Land Development Company, Ltd., Class A	8,710	8,366
China Galaxy Securities Company, Ltd., H Shares	129,500	80,089
China Greatwall Technology Group Company, Ltd., Class A	6,500	14,798
China Hongqiao Group, Ltd.	57,000	76,235
China Huarong Asset Management Company, Ltd., H Shares (C)	351,700	46,258
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd., H Shares (A)(B)(C)	36,800	$89,528
China Lesso Group Holdings, Ltd.	36,000	77,813
China Life Insurance Company, Ltd., Class A	4,500	21,944
China Life Insurance Company, Ltd., H Shares	248,624	516,688
China Literature, Ltd. (A)(C)	10,200	101,477
China Longyuan Power Group Corp., Ltd., H Shares	99,000	135,210
China Medical System Holdings, Ltd.	48,300	95,982
China Meidong Auto Holdings, Ltd.	18,000	83,595
China Merchants Bank Company, Ltd., Class A	45,900	359,117
China Merchants Bank Company, Ltd., H Shares	131,823	1,009,921
China Merchants Securities Company, Ltd., Class A	16,510	49,627
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	32,998
China Minsheng Banking Corp., Ltd., Class A	78,880	60,838
China Minsheng Banking Corp., Ltd., H Shares	194,496	112,930
China Molybdenum Company, Ltd., Class A	28,400	23,064
China Molybdenum Company, Ltd., H Shares	129,000	78,759
China National Building Material Company, Ltd., H Shares	138,000	199,922
China National Nuclear Power Company, Ltd., Class A	20,900	17,565
China Oilfield Services, Ltd., H Shares	56,000	57,903
China Pacific Insurance Group Company, Ltd., Class A	14,000	81,111
China Pacific Insurance Group Company, Ltd., H Shares	94,100	372,455
China Petroleum & Chemical Corp., Class A	56,700	37,497
China Petroleum & Chemical Corp., H Shares	819,361	434,087
China Railway Group, Ltd., Class A	30,000	27,083
China Railway Group, Ltd., H Shares	126,000	66,807
China Resources Pharmaceutical Group, Ltd. (C)	66,000	41,202
China Shenhua Energy Company, Ltd., Class A	9,800	30,132
China Shenhua Energy Company, Ltd., H Shares	113,500	234,656
China Southern Airlines Company, Ltd., Class A (A)	13,800	14,489
China Southern Airlines Company, Ltd., H Shares (A)	64,000	47,510
China State Construction Engineering Corp., Ltd., Class A	93,340	73,995
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	201,747
China Tower Corp., Ltd., H Shares (C)	1,496,000	222,133
China Vanke Company, Ltd., Class A	21,600	99,123
China Vanke Company, Ltd., H Shares	56,900	223,593
China Yangtze Power Company, Ltd., Class A	48,900	160,068
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	37,966

85

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Zhifei Biological Products Company, Ltd., Class A	2,100	$55,624
CIFI Holdings Group Company, Ltd.	133,487	129,890
CITIC Securities Company, Ltd., Class A	21,900	80,126
CITIC Securities Company, Ltd., H Shares	75,500	174,509
CITIC, Ltd.	207,967	197,574
Contemporary Amperex Technology Company, Ltd., Class A	4,900	243,542
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	92,000	119,075
Country Garden Holdings Company, Ltd.	260,777	335,689
Country Garden Services Holdings Company, Ltd.	47,000	479,046
CSC Financial Company, Ltd., Class A	6,200	30,204
CSPC Pharmaceutical Group, Ltd.	303,120	368,534
Dali Foods Group Company, Ltd. (C)	73,000	41,501
Daqin Railway Company, Ltd., Class A	33,100	35,432
Dongfeng Motor Group Company, Ltd., H Shares	91,220	85,096
East Money Information Company, Ltd., Class A	17,880	74,830
ENN Energy Holdings, Ltd.	26,600	429,039
Eve Energy Company, Ltd., Class A	4,181	48,332
Ever Sunshine Lifestyle Services Group, Ltd.	22,000	55,631
Everbright Securities Company, Ltd., Class A	8,700	21,630
Focus Media Information Technology Company, Ltd., Class A	32,700	46,515
Foshan Haitian Flavouring & Food Company, Ltd., Class A	6,000	146,854
Fosun International, Ltd.	85,000	119,336
Founder Securities Company, Ltd., Class A (A)	13,200	17,576
Foxconn Industrial Internet Company, Ltd., Class A	6,400	14,079
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	31,840
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	100,210
GDS Holdings, Ltd., ADR (A)	2,100	170,289
Gemdale Corp., Class A	7,300	13,400
Genscript Biotech Corp. (A)	28,000	49,591
GF Securities Company, Ltd., Class A	13,200	31,677
GF Securities Company, Ltd., H Shares	47,800	73,485
Gigadevice Semiconductor Beijing, Inc., Class A	980	25,662
GoerTek, Inc., Class A	5,200	21,681
GOME Retail Holdings, Ltd. (A)(B)	386,127	71,741
Great Wall Motor Company, Ltd., H Shares	104,500	292,191
Greenland Holdings Corp., Ltd., Class A	13,100	11,206
Greentown China Holdings, Ltd. (B)	29,000	37,527
Greentown Service Group Company, Ltd.	48,000	73,148
GSX Techedu, Inc., ADR (A)(B)	2,700	91,476
Guangdong Haid Group Company, Ltd.	3,500	41,784
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	84,644
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	9,790
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	57,584
Guosen Securities Company, Ltd., Class A	6,600	12,076
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guotai Junan Securities Company, Ltd., Class A	16,700	$41,495
Haidilao International Holding, Ltd. (C)	26,000	178,323
Haier Smart Home Company, Ltd., Class A	13,600	64,832
Haier Smart Home Company, Ltd., H Shares (A)	65,400	263,525
Haitian International Holdings, Ltd.	21,000	83,884
Haitong Securities Company, Ltd., Class A	18,000	30,480
Haitong Securities Company, Ltd., H Shares	113,200	105,114
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	39,167
Hangzhou Tigermed Consulting Company, Ltd., H Shares (A)(C)	4,100	81,650
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	40,000	191,880
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	27,623
Hengan International Group Company, Ltd.	25,000	164,384
Hengli Petrochemical Company, Ltd., Class A	9,500	42,700
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	16,489
Hua Hong Semiconductor, Ltd. (A)(C)	17,000	93,508
Huadong Medicine Company, Ltd., Class A	2,800	15,833
Hualan Biological Engineering, Inc., Class A	4,030	24,527
Huaneng Power International, Inc., H Shares	149,436	53,155
Huatai Securities Company, Ltd., Class A	16,400	42,549
Huatai Securities Company, Ltd., H Shares (C)	48,800	74,957
Huaxia Bank Company, Ltd., Class A	28,500	28,023
Huayu Automotive Systems Company, Ltd., Class A	5,100	21,519
Huazhu Group, Ltd., ADR (A)	4,700	258,030
Hundsun Technologies, Inc., Class A	1,690	21,790
Iflytek Company, Ltd., Class A	3,500	25,973
Industrial & Commercial Bank of China, Ltd., Class A	120,000	101,506
Industrial & Commercial Bank of China, Ltd., H Shares	2,051,735	1,475,814
Industrial Bank Company, Ltd., Class A	46,200	170,241
Industrial Securities Company, Ltd., Class A	14,900	19,276
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	11,633
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	83,478
Innovent Biologics, Inc. (A)(C)	33,000	337,498
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	13,636
iQIYI, Inc., ADR (A)(B)	4,500	74,790
JD Health International, Inc. (A)(C)	9,550	138,923
JD.com, Inc., ADR (A)	29,100	2,454,003
Jiangsu Expressway Company, Ltd., H Shares	41,145	51,239
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	40,567

86

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Hengrui Medicine Company, Ltd., Class A	11,832	$167,059
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	21,046
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	85,853
Jiangxi Copper Company, Ltd., H Shares	39,075	75,040
Jinxin Fertility Group, Ltd. (C)	44,000	95,172
Jiumaojiu International Holdings, Ltd. (A)(C)	22,000	88,197
JOYY, Inc., ADR	2,000	187,460
K.E. Holdings, Inc., ADR (A)	3,100	176,638
Kaisa Group Holdings, Ltd. (A)	49,000	24,294
Kingdee International Software Group Company, Ltd. (A)	81,000	254,015
Kingsoft Corp., Ltd.	29,000	193,940
Kuaishou Technology (A)(C)	6,700	232,696
Kweichow Moutai Company, Ltd., Class A	2,500	768,876
KWG Group Holdings, Ltd.	45,000	77,367
Lenovo Group, Ltd.	257,436	367,412
Lens Technology Company, Ltd., Class A	7,300	29,299
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	17,940
Li Ning Company, Ltd.	70,500	461,210
Lingyi iTech Guangdong Company, Class A	12,700	15,920
Logan Group Company, Ltd.	48,000	81,070
Longfor Group Holdings, Ltd. (C)	60,100	398,620
LONGi Green Energy Technology Company, Ltd., Class A	8,100	109,669
Lufax Holding, Ltd., ADR (A)(B)	5,800	84,216
Luxshare Precision Industry Company, Ltd., Class A	15,495	80,511
Luzhou Laojiao Company, Ltd., Class A	3,300	114,019
Mango Excellent Media Company, Ltd., Class A	3,300	29,398
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	19,574
Meituan, Class B (A)(C)	120,300	4,694,611
Metallurgical Corp. of China, Ltd., A Shares	28,700	15,013
Microport Scientific Corp.	25,000	141,930
Ming Yuan Cloud Group Holdings, Ltd. (A)(B)	13,000	60,074
Minth Group, Ltd.	26,000	108,924
Momo, Inc., ADR	5,200	76,648
Muyuan Foods Company, Ltd., Class A	6,630	101,660
NARI Technology Company, Ltd., Class A	10,300	49,148
NetEase, Inc., ADR	14,000	1,445,640
New China Life Insurance Company, Ltd., Class A	4,600	34,191
New China Life Insurance Company, Ltd., H Shares	29,500	114,612
New Hope Liuhe Company, Ltd., Class A	6,800	20,811
New Oriental Education & Technology Group, Inc., ADR (A)	51,000	714,000
NIO, Inc., ADR (A)	36,000	1,403,280
Noah Holdings, Ltd., ADR (A)	1,000	44,400
Nongfu Spring Company, Ltd., H Shares (A)(B)(C)	10,000	50,414
Orient Securities Company, Ltd., Class A	9,600	13,015
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Perfect World Company, Ltd., Class A	4,350	$13,185
PetroChina Company, Ltd., Class A	36,000	23,632
PetroChina Company, Ltd., H Shares	712,261	258,238
Pharmaron Beijing Company, Ltd., H Shares (C)	4,200	79,841
PICC Property & Casualty Company, Ltd., H Shares	252,363	219,580
Pinduoduo, Inc., ADR (A)	12,800	1,713,664
Ping An Bank Company, Ltd., Class A	38,200	128,598
Ping An Healthcare and Technology Company, Ltd. (A)(C)	17,400	219,617
Ping An Insurance Group Company of China, Ltd., Class A	24,100	290,200
Ping An Insurance Group Company of China, Ltd., H Shares	198,790	2,377,798
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	57,701
Postal Savings Bank of China Company, Ltd., H Shares (C)	331,000	248,066
Power Construction Corp. of China, Ltd., Class A	20,500	12,913
Rongsheng Petrochemical Company, Ltd., Class A	9,300	39,279
SAIC Motor Corp., Ltd., Class A	17,300	52,110
Sanan Optoelectronics Company, Ltd., Class A	6,600	23,573
Sangfor Technologies, Inc., Class A	700	26,494
Sany Heavy Industry Company, Ltd., Class A	18,600	97,476
SDIC Capital Company, Ltd., Class A	7,800	14,582
SDIC Power Holdings Company, Ltd., Class A	10,900	16,535
Seazen Group, Ltd. (A)	64,000	78,655
Seazen Holdings Company, Ltd., Class A	5,000	37,362
SF Holding Company, Ltd., Class A	3,600	44,728
Shaanxi Coal Industry Company, Ltd., Class A	13,400	22,704
Shandong Gold Mining Company, Ltd., Class A	5,880	19,212
Shandong Gold Mining Company, Ltd., H Shares (C)	21,500	40,552
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	158,638
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	19,509
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	74,913
Shanghai International Airport Company, Ltd., Class A	1,600	14,180
Shanghai International Port Group Company, Ltd., Class A	13,700	10,017
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	34,614
Shanghai M&G Stationery, Inc., Class A	2,000	26,157
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	61,129
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	109,691
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,400	71,600
Shengyi Technology Company, Ltd., Class A	5,100	17,754
Shennan Circuits Company, Ltd., Class A	1,120	15,109

87

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	$25,680
Shenzhen Goodix Technology Company, Ltd., Class A	800	13,739
Shenzhen Inovance Technology Company, Ltd., Class A	3,700	48,513
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	29,408
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	42,868
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	20,560
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	9,591
Shenzhou International Group Holdings, Ltd.	27,000	564,747
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	18,766
Silergy Corp.	2,000	164,963
Sinopharm Group Company, Ltd., H Shares	42,800	103,692
Sinotruk Hong Kong, Ltd.	24,500	73,754
Smoore International Holdings, Ltd. (A)(C)	21,000	129,161
Songcheng Performance Development Company, Ltd., Class A	5,760	18,885
Spring Airlines Company, Ltd., Class A	2,000	18,237
Sunac China Holdings, Ltd.	87,000	374,145
Suning.com Company, Ltd., Class A	20,700	21,791
Sunny Optical Technology Group Company, Ltd.	23,800	546,785
TAL Education Group, ADR (A)	12,800	689,280
TCL Technology Group Corp., Class A	21,800	31,256
Tencent Holdings, Ltd.	191,200	15,259,205
Tencent Music Entertainment Group, ADR (A)	12,400	254,076
The People's Insurance Company Group of China, Ltd., H Shares	265,000	86,158
Tingyi Cayman Islands Holding Corp.	76,000	139,743
Tongcheng-Elong Holdings, Ltd. (A)	28,800	65,183
Tongwei Company, Ltd., Class A	6,200	31,247
Topsports International Holdings, Ltd. (C)	41,000	61,136
TravelSky Technology, Ltd., H Shares	31,000	72,726
Trip.com Group, Ltd., ADR (A)	16,000	634,080
Tsingtao Brewery Company, Ltd., H Shares	12,000	106,802
Uni-President China Holdings, Ltd.	46,000	55,969
Unisplendour Corp., Ltd., Class A	5,320	16,166
Vipshop Holdings, Ltd., ADR (A)	15,300	456,858
Walvax Biotechnology Company, Ltd., Class A	3,400	23,524
Wanhua Chemical Group Company, Ltd., Class A	7,000	113,460
Want Want China Holdings, Ltd.	163,000	122,467
Weibo Corp., ADR (A)	1,890	95,369
Weichai Power Company, Ltd., Class A	9,600	28,352
Weichai Power Company, Ltd., H Shares	64,720	162,472
Weimob, Inc. (A)(C)	53,000	119,804
Wens Foodstuffs Group Company, Ltd., Class A	14,160	36,629
Will Semiconductor Company, Ltd., Class A	1,300	51,298
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	$15,784
Wuliangye Yibin Company, Ltd., Class A	8,600	353,783
WUS Printed Circuit Kunshan Company, Ltd., Class A	3,800	9,743
WuXi AppTec Company, Ltd., Class A	4,620	99,407
WuXi AppTec Company, Ltd., H Shares (C)	9,172	181,122
Wuxi Biologics Cayman, Inc. (A)(C)	109,000	1,374,572
Xiaomi Corp., Class B (A)(C)	416,400	1,390,821
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	16,769
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	42,121
Xinyi Solar Holdings, Ltd.	137,007	227,096
XPeng, Inc., ADR (A)	3,500	127,785
Yadea Group Holdings, Ltd. (C)	34,000	75,741
Yanzhou Coal Mining Company, Ltd., H Shares	49,990	59,283
Yihai International Holding, Ltd. (A)	16,000	166,933
Yonghui Superstores Company, Ltd., Class A	10,200	10,604
Yonyou Network Technology Company, Ltd., Class A	5,200	28,476
Yum China Holdings, Inc.	12,700	751,967
Yunda Holding Company, Ltd., Class A	3,120	6,697
Yunnan Baiyao Group Company, Ltd., Class A	2,800	51,652
Zai Lab, Ltd., ADR (A)	2,300	306,889
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	43,973
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	34,277
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	26,667
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	18,139
Zhejiang Expressway Company, Ltd., H Shares	49,718	44,130
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	15,966
Zhejiang NHU Company, Ltd., Class A	4,800	28,118
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	25,506
Zhejiang Supor Company, Ltd., Class A	1,200	13,121
Zhenro Properties Group, Ltd.	51,000	36,154
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	12,500	76,180
Zhongsheng Group Holdings, Ltd.	20,000	141,685
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	67,527
Zijin Mining Group Company, Ltd., Class A	27,800	41,282
Zijin Mining Group Company, Ltd., H Shares	193,469	239,265
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	27,872
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	44,800	64,268
ZTE Corp., Class A	7,600	34,212
ZTE Corp., H Shares (B)	25,887	66,167
ZTO Express Cayman, Inc., ADR	11,400	332,310
		91,396,659

88

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Colombia - 0.0%
Bancolombia SA, ADR	3,847	$123,066
Ecopetrol SA, ADR	9,500	121,790
		244,856
Czech Republic - 0.0%
CEZ AS	6,817	168,475
Komercni banka AS (A)	3,440	106,162
Moneta Money Bank AS (C)	14,619	54,487
		329,124
Denmark - 1.5%
A.P. Moller - Maersk A/S, Series A	107	232,839
A.P. Moller - Maersk A/S, Series B (B)	207	480,554
Ambu A/S, Class B	5,684	266,935
Carlsberg A/S, Class B	3,581	549,181
Chr. Hansen Holding A/S (A)	3,557	323,099
Coloplast A/S, B Shares	4,136	621,835
Danske Bank A/S	26,235	490,789
Demant A/S (A)	5,000	211,653
DSV Panalpina A/S	7,363	1,444,206
Genmab A/S (A)	2,265	744,944
GN Store Nord A/S	4,458	350,884
H Lundbeck A/S	2,300	78,537
Novo Nordisk A/S, B Shares	58,071	3,913,035
Novozymes A/S, B Shares	7,019	449,123
Orsted A/S (C)	6,586	1,063,411
Pandora A/S	3,372	360,633
Rockwool International A/S, B Shares	272	114,484
Tryg A/S	9,749	229,773
Vestas Wind Systems A/S	6,846	1,412,240
		13,338,155
Egypt - 0.0%
Commercial International Bank Egypt SAE	51,581	190,390
Finland - 0.8%
Elisa OYJ	5,862	351,626
Fortum OYJ	16,798	448,660
Kesko OYJ, B Shares	9,211	281,695
Kone OYJ, B Shares	11,833	967,187
Neste OYJ	14,709	781,135
Nokia OYJ (A)	140,582	561,435
Nokia OYJ (Euronext Paris Exchange) (A)	56,247	226,551
Nordea Bank ABP	106,689	1,051,980
Nordea Bank ABP (London Stock Exchange)	1,569	15,478
Orion OYJ, Class B	3,379	135,386
Sampo OYJ, A Shares	15,885	716,260
Stora Enso OYJ, R Shares	20,482	382,092
UPM-Kymmene OYJ	19,972	717,752
Wartsila OYJ ABP	15,222	159,570
		6,796,807
France - 6.7%
Accor SA (A)	6,145	231,519
Aeroports de Paris (A)	1,190	141,966
Air Liquide SA	15,910	2,597,730
Airbus SE (A)	19,831	2,249,188
Alstom SA (A)	8,418	419,445
Amundi SA (A)(C)	2,415	193,012
Arkema SA	2,540	307,609
Atos SE	3,698	288,315
AXA SA	66,841	1,794,301
BioMerieux	1,432	182,178
BNP Paribas SA (A)	37,933	2,311,240
Bollore SA	32,561	157,136
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Bouygues SA	8,158	$326,767
Bureau Veritas SA (A)	10,297	293,019
Capgemini SE	5,409	919,679
Carrefour SA	20,604	373,049
Cie de Saint-Gobain	18,075	1,067,360
Cie Generale des Etablissements Michelin SCA	5,963	893,083
CNP Assurances	6,491	123,115
Covivio	2,169	185,512
Credit Agricole SA	38,770	561,477
Danone SA	21,340	1,460,687
Dassault Aviation SA (A)(B)	98	108,982
Dassault Systemes SE	4,566	975,935
Edenred (B)	8,562	447,056
Eiffage SA (A)	3,075	307,466
Electricite de France SA (A)	23,423	314,202
Engie SA	63,119	896,629
EssilorLuxottica SA	9,828	1,601,056
Eurazeo SE (A)	1,144	87,030
Faurecia SE	3,556	189,220
Faurecia SE (A)	633	33,790
Gecina SA	1,814	249,700
Getlink SE (B)	14,784	226,632
Hermes International	1,094	1,209,965
Iliad SA	497	94,407
Ipsen SA	1,496	128,245
Kering SA	2,546	1,756,893
Klepierre SA	8,046	187,277
La Francaise des Jeux SAEM (C)	2,992	135,963
Legrand SA	9,225	857,080
L'Oreal SA	8,487	3,251,222
LVMH Moet Hennessy Louis Vuitton SE	9,362	6,253,385
Natixis SA	35,715	170,713
Orange SA	68,945	848,437
Orpea SA (B)	1,800	208,438
Pernod Ricard SA	7,039	1,317,559
Publicis Groupe SA	7,306	445,538
Remy Cointreau SA	930	171,672
Renault SA (A)	7,048	304,770
Safran SA	10,767	1,464,613
Sanofi	38,211	3,778,476
Sartorius Stedim Biotech	961	395,499
Schneider Electric SE	17,545	2,672,730
Schneider Electric SE (Euronext London Exchange)	623	95,214
SCOR SE	6,432	219,094
SEB SA	1,019	179,517
Societe Generale SA (A)	27,239	712,162
Sodexo SA (A)	3,211	307,641
Suez SA	11,179	236,761
Teleperformance	2,029	739,767
Thales SA	4,046	401,565
TOTAL SE	85,421	3,982,322
Ubisoft Entertainment SA (A)	3,042	231,210
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	3,595	287,235
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	110,864
Valeo SA	7,694	261,038
Veolia Environnement SA	18,107	464,529
Vinci SA	17,915	1,834,893
Vivendi SE (B)	28,678	941,320
Wendel SE (B)	1,176	145,942
Worldline SA (A)(C)	8,074	675,933
		59,994,974

89

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany - 5.4%
adidas AG (A)	6,334	$1,978,691
Allianz SE	14,252	3,625,082
BASF SE	30,975	2,574,124
Bayer AG	34,135	2,163,244
Bayerische Motoren Werke AG	11,166	1,158,774
Bechtle AG	921	172,776
Beiersdorf AG	3,796	401,090
Brenntag SE	5,855	500,188
Carl Zeiss Meditec AG, Bearer Shares	1,435	216,304
Commerzbank AG (A)	37,723	231,492
Continental AG	3,710	491,111
Covestro AG (C)	7,081	476,417
Daimler AG	29,795	2,659,206
Delivery Hero SE (A)(C)	3,834	496,954
Deutsche Bank AG (A)	66,215	792,000
Deutsche Boerse AG	6,408	1,064,814
Deutsche Lufthansa AG (A)	9,032	119,795
Deutsche Post AG	34,392	1,886,782
Deutsche Telekom AG	112,403	2,265,315
Deutsche Wohnen SE	12,352	576,204
E.ON SE	78,119	910,400
Evonik Industries AG	6,743	238,602
Fresenius Medical Care AG & Company KGaA	7,798	574,414
Fresenius SE & Company KGaA	15,294	681,509
GEA Group AG	7,004	287,275
Hannover Rueck SE	2,322	424,016
HeidelbergCement AG	5,549	504,173
HelloFresh SE (A)	4,984	371,349
Henkel AG & Company KGaA	3,884	384,798
HOCHTIEF AG	894	80,038
Infineon Technologies AG	42,737	1,818,363
KION Group AG	2,693	266,084
Knorr-Bremse AG	2,071	258,446
LANXESS AG	3,216	237,357
LEG Immobilien SE	2,475	325,555
Merck KGaA	4,441	759,654
MTU Aero Engines AG	1,791	421,901
Muenchener Rueckversicherungs-Gesellschaft AG	4,871	1,500,123
Nemetschek SE	2,010	128,307
Puma SE (A)(B)	3,000	294,126
Rational AG	173	134,387
RWE AG	21,604	847,782
SAP SE	35,216	4,319,493
Scout24 AG (B)(C)	3,746	284,186
Siemens AG	26,136	4,294,463
Siemens Energy AG (A)	13,485	484,240
Siemens Healthineers AG (C)	9,063	491,233
Symrise AG	4,417	535,923
TeamViewer AG (A)(B)(C)	4,526	193,561
Telefonica Deutschland Holding AG (B)	32,281	94,696
Uniper SE	7,281	263,742
United Internet AG	4,503	180,778
Volkswagen AG	1,264	458,564
Vonovia SE	18,519	1,210,207
Zalando SE (A)(C)	5,780	566,370
		48,676,478
Greece - 0.0%
FF Group (A)(E)	1,869	3,288
Hellenic Telecommunications Organization SA	8,503	136,434
JUMBO SA	5,651	103,687
OPAP SA	9,294	125,561
		368,970
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 2.8%
AIA Group, Ltd.	404,000	$4,943,655
Alibaba Health Information Technology, Ltd. (A)	134,000	382,880
Alibaba Pictures Group, Ltd. (A)(B)	500,000	65,234
ASM Pacific Technology, Ltd.	10,700	136,935
Beijing Enterprises Holdings, Ltd.	19,786	70,031
Beijing Enterprises Water Group, Ltd. (A)	198,000	75,389
BOC Hong Kong Holdings, Ltd.	132,328	462,936
Bosideng International Holdings, Ltd.	108,000	48,772
Brilliance China Automotive Holdings, Ltd.	108,000	102,190
Budweiser Brewing Company APAC, Ltd. (C)	57,500	172,119
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,856
China Education Group Holdings, Ltd.	12,000	21,410
China Everbright Environment Group, Ltd.	117,851	80,000
China Everbright, Ltd.	32,216	42,081
China Gas Holdings, Ltd.	86,800	356,373
China Jinmao Holdings Group, Ltd.	224,000	90,150
China Mengniu Dairy Company, Ltd. (A)	93,004	535,774
China Merchants Port Holdings Company, Ltd.	47,564	73,135
China Overseas Land & Investment, Ltd.	127,882	334,280
China Overseas Property Holdings, Ltd.	45,000	42,133
China Power International Development, Ltd.	88,000	20,528
China Resources Beer Holdings Company, Ltd.	49,979	393,923
China Resources Cement Holdings, Ltd.	88,000	99,265
China Resources Gas Group, Ltd.	30,000	166,512
China Resources Land, Ltd.	110,964	540,819
China Resources Power Holdings Company, Ltd.	68,244	90,968
China State Construction International Holdings, Ltd.	71,250	48,979
China Taiping Insurance Holdings Company, Ltd.	60,500	123,730
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	50,016
China Youzan, Ltd. (A)	464,000	152,910
CK Asset Holdings, Ltd.	92,165	561,062
CK Hutchison Holdings, Ltd.	90,163	720,340
CK Infrastructure Holdings, Ltd.	24,772	147,681
CLP Holdings, Ltd.	54,900	534,545
COSCO SHIPPING Ports, Ltd.	61,511	44,887
ESR Cayman, Ltd. (A)(C)	61,200	201,282
Far East Horizon, Ltd.	66,000	79,202
Galaxy Entertainment Group, Ltd. (A)	72,000	650,904
Geely Automobile Holdings, Ltd.	196,000	504,125
Guangdong Investment, Ltd.	99,220	162,113
Hang Lung Properties, Ltd.	74,326	194,009
Hang Seng Bank, Ltd.	27,319	530,485
Henderson Land Development Company, Ltd.	55,324	249,683
HK Electric Investments & HK Electric Investments, Ltd.	88,500	87,933
HKT Trust & HKT, Ltd.	145,233	207,300
Hong Kong & China Gas Company, Ltd.	356,278	564,910
Hong Kong Exchanges & Clearing, Ltd.	40,214	2,385,732
Hongkong Land Holdings, Ltd.	44,100	216,892
Hopson Development Holdings, Ltd.	22,000	79,331

90

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hutchison China MediTech, Ltd., ADR (A)	1,900	$53,675
Jardine Matheson Holdings, Ltd. (B)	7,400	484,826
Jardine Strategic Holdings, Ltd.	8,100	267,634
Kingboard Holdings, Ltd.	22,500	121,779
Kingboard Laminates Holdings, Ltd.	36,500	79,454
Kunlun Energy Company, Ltd.	118,000	124,492
Lee & Man Paper Manufacturing, Ltd.	56,000	51,625
Link REIT (B)	69,137	630,788
Melco Resorts & Entertainment, Ltd., ADR (A)	7,185	143,053
MTR Corp., Ltd.	51,605	293,502
New World Development Company, Ltd.	57,618	299,307
Nine Dragons Paper Holdings, Ltd.	55,000	80,859
PCCW, Ltd.	164,763	93,047
Power Assets Holdings, Ltd.	46,582	275,718
Shenzhen International Holdings, Ltd.	35,084	58,911
Shenzhen Investment, Ltd.	124,008	43,128
Shimao Group Holdings, Ltd.	41,500	131,041
Sino Biopharmaceutical, Ltd.	346,500	347,833
Sino Land Company, Ltd.	128,364	179,141
SJM Holdings, Ltd.	83,000	108,920
SSY Group, Ltd.	54,000	31,435
Sun Art Retail Group, Ltd.	86,000	70,549
Sun Hung Kai Properties, Ltd.	45,630	690,923
Swire Pacific, Ltd., Class A (B)	18,163	136,822
Swire Properties, Ltd.	43,628	135,421
Techtronic Industries Company, Ltd.	47,500	814,331
The Bank of East Asia, Ltd.	59,561	126,873
The Wharf Holdings, Ltd.	51,876	137,701
Vinda International Holdings, Ltd.	12,000	40,628
WH Group, Ltd. (C)	319,803	259,818
Wharf Real Estate Investment Company, Ltd.	56,876	319,835
Xinyi Glass Holdings, Ltd.	62,000	203,676
Yuexiu Property Company, Ltd.	244,000	55,374
		24,749,518
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	12,392	89,708
OTP Bank NYRT (A)	7,225	308,843
Richter Gedeon NYRT	4,794	141,342
		539,893
India - 2.8%
ACC, Ltd.	2,508	65,441
Adani Green Energy, Ltd. (A)	13,172	198,946
Adani Ports & Special Economic Zone, Ltd. (A)	28,084	270,424
Ambuja Cements, Ltd.	22,913	97,082
Apollo Hospitals Enterprise, Ltd.	3,055	121,243
Asian Paints, Ltd.	12,960	450,845
Aurobindo Pharma, Ltd.	9,153	110,072
Avenue Supermarts, Ltd. (A)(C)	4,471	175,840
Axis Bank, Ltd. (A)	80,176	770,546
Bajaj Auto, Ltd. (A)	2,923	147,488
Bajaj Finance, Ltd. (A)	9,135	645,331
Bajaj Finserv, Ltd. (A)	1,261	167,414
Balkrishna Industries, Ltd.	2,904	67,120
Berger Paints India, Ltd.	8,085	84,766
Bharat Forge, Ltd. (A)	9,316	76,237
Bharat Petroleum Corp., Ltd.	27,177	159,630
Bharti Airtel, Ltd.	81,745	579,073
Biocon, Ltd. (A)	14,021	78,240
Britannia Industries, Ltd.	3,618	179,149
Cipla, Ltd. (A)	12,134	135,374
Coal India, Ltd.	24,417	43,591
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Colgate-Palmolive India, Ltd.	4,075	$87,041
Container Corp. of India, Ltd.	9,153	75,028
Dabur India, Ltd.	17,709	131,010
Divi's Laboratories, Ltd. (A)	4,431	218,582
DLF, Ltd.	20,605	81,086
Dr. Reddy's Laboratories, Ltd., ADR	3,359	206,209
Eicher Motors, Ltd. (A)	4,250	151,842
GAIL India, Ltd., GDR	9,954	112,449
Godrej Consumer Products, Ltd. (A)	11,997	119,482
Grasim Industries, Ltd.	10,574	210,964
Havells India, Ltd.	11,177	161,349
HCL Technologies, Ltd.	37,954	512,305
Hero MotoCorp, Ltd.	4,200	168,085
Hindalco Industries, Ltd.	41,886	187,980
Hindustan Petroleum Corp., Ltd.	20,412	66,035
Hindustan Unilever, Ltd.	27,452	911,266
Housing Development Finance Corp., Ltd.	57,256	1,971,965
ICICI Bank, Ltd. (A)	82,343	659,432
ICICI Bank, Ltd., ADR (A)	47,107	755,125
ICICI Lombard General Insurance Company, Ltd. (C)	4,861	94,704
Indian Oil Corp., Ltd.	38,494	48,432
Indraprastha Gas, Ltd.	10,515	73,810
Indus Towers, Ltd.	15,904	53,471
Info Edge India, Ltd. (A)	2,389	140,381
Infosys, Ltd., ADR	133,708	2,503,014
Ipca Laboratories, Ltd.	2,329	60,975
ITC, Ltd.	113,026	337,132
JSW Steel, Ltd.	33,031	213,309
Jubilant Foodworks, Ltd. (A)	2,527	101,253
Kotak Mahindra Bank, Ltd. (A)	18,671	450,306
Larsen & Toubro, Ltd.	23,240	452,682
Lupin, Ltd.	7,740	108,242
Mahindra & Mahindra, Ltd., GDR	23,120	252,942
Marico, Ltd.	14,917	83,854
Maruti Suzuki India, Ltd.	4,592	432,633
Motherson Sumi Systems, Ltd. (A)	37,306	103,138
MRF, Ltd.	64	72,110
Muthoot Finance, Ltd. (A)	4,018	66,261
Nestle India, Ltd.	1,140	267,093
NTPC, Ltd.	146,266	214,117
Oil & Natural Gas Corp., Ltd.	90,136	126,412
Page Industries, Ltd.	194	80,195
Petronet LNG, Ltd.	21,320	65,588
PI Industries, Ltd.	2,778	85,411
Pidilite Industries, Ltd. (A)	4,359	108,186
Piramal Enterprises, Ltd.	3,012	72,225
Power Grid Corp. of India, Ltd.	55,842	164,994
REC, Ltd.	22,831	41,139
Reliance Capital, Ltd., GDR (A)(C)	4,327	636
Reliance Industries, Ltd.	7,646	210,504
Reliance Industries, Ltd., GDR (C)	44,280	2,448,231
Shree Cement, Ltd. (A)	276	111,203
Shriram Transport Finance Company, Ltd.	5,520	107,939
Siemens, Ltd.	2,378	60,123
State Bank of India, GDR (A)	5,224	258,985
Sun Pharmaceutical Industries, Ltd.	29,344	240,212
Tata Consultancy Services, Ltd.	31,310	1,363,141
Tata Consumer Products, Ltd.	15,079	131,610
Tata Motors, Ltd., ADR (A)(B)	8,581	178,399
Tata Steel, Ltd., GDR	11,000	126,408
Tech Mahindra, Ltd.	18,378	250,731
Titan Company, Ltd.	10,263	219,275

91

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Torrent Pharmaceuticals, Ltd.	1,767	$61,305
Trent, Ltd.	6,052	62,168
UltraTech Cement, Ltd.	2,054	189,439
UltraTech Cement, Ltd., GDR	1,026	94,553
United Spirits, Ltd. (A)	10,125	77,196
UPL, Ltd.	15,099	132,784
Vedanta, Ltd., ADR	13,934	175,150
Wipro, Ltd., ADR	30,298	192,089
Yes Bank, Ltd. (A)	334,558	71,122
Zee Entertainment Enterprises, Ltd.	20,071	55,826
		25,104,125
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	25,541
Astra International Tbk PT	679,000	247,457
Bank Central Asia Tbk PT	360,900	772,903
Bank Mandiri Persero Tbk PT	715,674	303,215
Bank Negara Indonesia Persero Tbk PT	276,500	109,208
Bank Rakyat Indonesia Persero Tbk PT (A)	1,930,000	585,532
Charoen Pokphand Indonesia Tbk PT	276,000	133,182
Gudang Garam Tbk PT (A)	26,000	64,835
Indah Kiat Pulp & Paper Tbk PT	97,300	70,170
Indocement Tunggal Prakarsa Tbk PT	53,500	45,158
Indofood CBP Sukses Makmur Tbk PT	114,400	72,462
Indofood Sukses Makmur Tbk PT	147,500	67,182
Kalbe Farma Tbk PT	855,000	92,417
Perusahaan Gas Negara Tbk PT	480,500	43,641
Semen Indonesia Persero Tbk PT	111,000	79,733
Telkom Indonesia Persero Tbk PT	1,600,100	377,681
Telkom Indonesia Persero Tbk PT, ADR	358	8,463
Unilever Indonesia Tbk PT	332,500	150,627
United Tractors Tbk PT	55,279	84,215
		3,333,622
Ireland - 0.7%
CRH PLC	27,337	1,279,287
DCC PLC	3,819	331,261
Experian PLC	31,530	1,086,245
Flutter Entertainment PLC (A)	5,220	1,115,265
James Hardie Industries PLC, CHESS Depositary Interest	15,679	473,876
Kerry Group PLC, Class A (London Stock Exchange)	5,738	721,948
Kingspan Group PLC	5,492	465,320
Smurfit Kappa Group PLC	8,017	376,381
		5,849,583
Isle of Man - 0.1%
Entain PLC (A)	22,751	475,787
Israel - 0.3%
Azrieli Group, Ltd.	1,424	87,994
Bank Hapoalim BM (A)	35,772	278,201
Bank Leumi Le-Israel BM (A)	54,437	358,580
Check Point Software Technologies, Ltd. (A)	4,016	449,672
CyberArk Software, Ltd. (A)	1,300	168,142
Elbit Systems, Ltd.	787	111,532
ICL Group, Ltd.	16,931	99,257
Israel Discount Bank, Ltd., Class A (A)	41,515	172,593
Mizrahi Tefahot Bank, Ltd. (A)	5,543	144,538
Nice, Ltd. (A)	1,954	424,803
Teva Pharmaceutical Industries, Ltd. (A)	33,126	379,704
Wix.com, Ltd. (A)	1,600	446,752
		3,121,768
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy - 1.3%
Amplifon SpA (A)(B)	4,199	$156,248
Assicurazioni Generali SpA	37,206	743,346
Atlantia SpA (A)(B)	19,839	371,273
Davide Campari-Milano NV	19,587	219,230
DiaSorin SpA	876	140,550
Enel SpA	277,869	2,764,072
Eni SpA (B)	89,209	1,099,256
Ferrari NV	4,317	903,048
FinecoBank Banca Fineco SpA (A)(B)	20,557	336,309
Infrastrutture Wireless Italiane SpA (B)(C)	8,355	93,053
Intesa Sanpaolo SpA (A)	577,542	1,564,898
Mediobanca Banca di Credito Finanziario SpA (A)	22,013	243,932
Moncler SpA (A)	6,366	364,574
Nexi SpA (A)(C)	10,927	190,647
Poste Italiane SpA (C)	21,903	278,160
Prysmian SpA	8,366	271,646
Recordati Industria Chimica e Farmaceutica SpA	4,564	245,450
Snam SpA (B)	68,005	377,017
Telecom Italia SpA	387,741	209,762
Telecom Italia SpA, Savings Shares	233,394	134,207
Terna Rete Elettrica Nazionale SpA	47,449	358,340
UniCredit SpA (A)	71,677	757,116
		11,822,134
Japan - 15.5%
ABC-Mart, Inc.	1,400	79,058
Acom Company, Ltd.	18,200	84,771
Advantest Corp.	6,700	588,476
Aeon Company, Ltd.	22,700	678,051
Aeon Mall Company, Ltd.	3,300	57,574
AGC, Inc.	6,500	272,838
Air Water, Inc.	5,000	87,718
Aisin Seiki Company, Ltd.	6,200	236,135
Ajinomoto Company, Inc.	16,300	334,130
Alfresa Holdings Corp.	6,700	129,353
Amada Company, Ltd.	12,000	134,012
ANA Holdings, Inc. (A)	4,100	95,399
Asahi Group Holdings, Ltd.	13,400	567,232
Asahi Intecc Company, Ltd.	7,000	193,219
Asahi Kasei Corp.	43,300	499,843
Astellas Pharma, Inc.	62,400	961,228
Azbil Corp.	4,200	181,081
Bandai Namco Holdings, Inc.	6,899	493,192
Bridgestone Corp.	18,700	760,247
Brother Industries, Ltd.	8,700	193,231
Calbee, Inc.	2,900	73,925
Canon, Inc.	33,800	768,409
Capcom Company, Ltd.	6,000	195,186
Casio Computer Company, Ltd. (B)	6,700	126,614
Central Japan Railway Company	4,800	718,658
Chubu Electric Power Company, Inc.	22,000	283,481
Chugai Pharmaceutical Company, Ltd.	22,500	914,261
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	82,026
Concordia Financial Group, Ltd. (B)	39,100	158,592
Cosmos Pharmaceutical Corp.	300	46,799
CyberAgent, Inc.	14,400	259,928
Dai Nippon Printing Company, Ltd.	8,400	176,195
Daifuku Company, Ltd.	3,500	343,942
Dai-ichi Life Holdings, Inc.	37,400	642,903
Daiichi Sankyo Company, Ltd.	57,500	1,677,607
Daikin Industries, Ltd.	8,400	1,698,134
Daito Trust Construction Company, Ltd.	2,300	267,245
Daiwa House Industry Company, Ltd.	19,700	578,178

92

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiwa House REIT Investment Corp.	78	$209,594
Daiwa Securities Group, Inc.	54,400	281,791
Denso Corp.	15,000	999,962
Dentsu Group, Inc.	7,500	241,429
Disco Corp.	1,000	316,004
East Japan Railway Company	10,400	739,517
Eisai Company, Ltd.	8,800	591,484
ENEOS Holdings, Inc.	109,211	495,476
FANUC Corp.	6,500	1,562,646
Fast Retailing Company, Ltd.	2,000	1,598,756
Fuji Electric Company, Ltd.	4,600	192,468
FUJIFILM Holdings Corp.	12,500	743,603
Fujitsu, Ltd.	6,800	989,493
Fukuoka Financial Group, Inc.	5,800	110,050
GLP J-REIT	127	208,688
GMO Payment Gateway, Inc.	1,500	199,316
Hakuhodo DY Holdings, Inc.	9,300	155,330
Hamamatsu Photonics KK	4,800	284,372
Hankyu Hanshin Holdings, Inc.	8,400	269,515
Harmonic Drive Systems, Inc.	1,300	88,138
Hikari Tsushin, Inc.	800	161,293
Hino Motors, Ltd.	10,000	86,009
Hirose Electric Company, Ltd.	1,223	188,532
Hisamitsu Pharmaceutical Company, Inc.	2,000	130,500
Hitachi Construction Machinery Company, Ltd.	4,100	131,387
Hitachi Metals, Ltd.	7,400	122,151
Hitachi, Ltd.	32,700	1,482,238
Honda Motor Company, Ltd.	55,100	1,661,019
Hoshizaki Corp.	1,900	169,897
Hoya Corp.	12,700	1,494,750
Hulic Company, Ltd.	10,700	126,487
Ibiden Company, Ltd.	3,600	166,328
Idemitsu Kosan Company, Ltd.	7,206	186,023
Iida Group Holdings Company, Ltd.	5,000	121,153
Inpex Corp.	36,700	250,951
Isuzu Motors, Ltd.	19,000	204,056
Ito En, Ltd.	1,900	116,544
ITOCHU Corp. (B)	45,200	1,467,464
Itochu Techno-Solutions Corp.	3,400	109,870
Japan Airlines Company, Ltd. (A)	4,000	89,584
Japan Airport Terminal Company, Ltd.	1,500	73,980
Japan Exchange Group, Inc.	18,100	425,179
Japan Metropolitan Fund Investment Corp.	186	190,552
Japan Post Bank Company, Ltd. (B)	14,000	134,628
Japan Post Holdings Company, Ltd. (A)	54,300	483,935
Japan Post Insurance Company, Ltd.	8,300	170,504
Japan Real Estate Investment Corp.	47	277,742
Japan Tobacco, Inc.	40,500	778,021
JFE Holdings, Inc.	18,300	225,787
JSR Corp.	6,500	196,714
Kajima Corp.	16,500	234,685
Kakaku.com, Inc.	5,000	136,862
Kansai Paint Company, Ltd.	5,900	157,819
Kao Corp.	16,300	1,078,549
KDDI Corp.	54,500	1,679,183
Keihan Holdings Company, Ltd.	3,400	141,543
Keikyu Corp.	8,900	134,568
Keio Corp.	3,700	249,113
Keisei Electric Railway Company, Ltd.	4,800	157,157
Keyence Corp.	6,096	2,778,290
Kikkoman Corp.	5,200	310,100
Kintetsu Group Holdings Company, Ltd. (A)	6,200	236,747
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kirin Holdings Company, Ltd.	27,800	$533,430
Kobayashi Pharmaceutical Company, Ltd.	1,800	168,121
Kobe Bussan Company, Ltd.	4,200	112,611
Koei Tecmo Holdings Company, Ltd.	1,950	87,790
Koito Manufacturing Company, Ltd.	3,500	235,488
Komatsu, Ltd.	29,300	907,987
Konami Holdings Corp.	3,100	185,069
Kose Corp.	1,200	170,076
Kubota Corp.	35,000	798,419
Kuraray Company, Ltd.	11,000	125,831
Kurita Water Industries, Ltd.	3,500	150,376
Kyocera Corp.	10,800	687,203
Kyowa Kirin Company, Ltd.	9,473	283,693
Kyushu Electric Power Company, Inc.	13,100	129,360
Kyushu Railway Company (B)	5,700	132,774
Lasertec Corp.	2,600	343,360
Lawson, Inc.	1,900	93,233
Lion Corp.	8,000	155,954
Lixil Corp.	9,000	250,463
M3, Inc.	14,900	1,022,856
Makita Corp.	7,800	335,025
Marubeni Corp.	57,400	479,409
Marui Group Company, Ltd.	7,600	143,242
Mazda Motor Corp. (A)	20,300	166,325
McDonald's Holdings Company Japan, Ltd.	2,600	119,844
Medipal Holdings Corp.	6,090	117,059
MEIJI Holdings Company, Ltd.	4,100	263,654
Mercari, Inc. (A)	3,000	136,963
MINEBEA MITSUMI, Inc.	12,500	320,831
MISUMI Group, Inc.	9,800	285,470
Mitsubishi Chemical Holdings Corp.	46,900	352,247
Mitsubishi Corp.	44,800	1,270,038
Mitsubishi Electric Corp.	63,000	962,832
Mitsubishi Estate Company, Ltd.	41,300	723,225
Mitsubishi Gas Chemical Company, Inc.	5,814	143,011
Mitsubishi Heavy Industries, Ltd.	11,700	364,312
Mitsubishi UFJ Financial Group, Inc.	412,200	2,204,153
Mitsubishi UFJ Lease & Finance Company, Ltd. (B)	17,600	106,391
Mitsui & Company, Ltd.	54,700	1,141,608
Mitsui Chemicals, Inc.	6,800	215,205
Mitsui Fudosan Company, Ltd.	31,400	715,778
Miura Company, Ltd.	3,100	167,733
Mizuho Financial Group, Inc.	83,210	1,203,249
MonotaRO Company, Ltd.	9,000	244,155
MS&AD Insurance Group Holdings, Inc.	15,500	455,948
Murata Manufacturing Company, Ltd.	19,400	1,561,612
Nabtesco Corp.	3,900	178,457
Nagoya Railroad Company, Ltd. (A)	6,700	159,619
NEC Corp.	8,800	519,601
Nexon Company, Ltd.	16,800	545,127
NGK Insulators, Ltd.	9,000	165,173
NGK Spark Plug Company, Ltd.	6,300	109,146
NH Foods, Ltd.	3,119	133,852
Nidec Corp.	15,100	1,841,110
Nihon M&A Center, Inc.	10,400	282,085
Nintendo Company, Ltd.	3,800	2,141,815
Nippon Building Fund, Inc.	48	282,854
Nippon Express Company, Ltd.	2,500	186,480
Nippon Paint Holdings Company, Ltd.	24,500	353,870
Nippon Prologis REIT, Inc.	66	212,226
Nippon Sanso Holdings Corp.	4,600	87,705
Nippon Shinyaku Company, Ltd.	1,700	126,567

93

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Steel Corp.	27,900	$476,189
Nippon Telegraph & Telephone Corp. (B)	43,200	1,114,643
Nippon Yusen KK	5,500	188,102
Nissan Chemical Corp.	4,600	246,111
Nissan Motor Company, Ltd. (A)	77,800	434,642
Nisshin Seifun Group, Inc.	7,400	123,649
Nissin Foods Holdings Company, Ltd.	2,200	163,111
Nitori Holdings Company, Ltd.	2,800	542,372
Nitto Denko Corp.	5,400	462,892
Nomura Holdings, Inc.	109,800	581,771
Nomura Real Estate Holdings, Inc.	4,500	108,774
Nomura Real Estate Master Fund, Inc.	151	227,345
Nomura Research Institute, Ltd.	11,146	346,282
NSK, Ltd. (B)	13,215	135,874
NTT Data Corp.	22,500	348,951
Obayashi Corp.	22,500	206,527
Obic Company, Ltd.	2,200	403,682
Odakyu Electric Railway Company, Ltd. (B)	10,900	298,246
Oji Holdings Corp.	30,000	194,520
Olympus Corp.	39,100	811,086
Omron Corp.	6,200	485,661
Ono Pharmaceutical Company, Ltd.	12,500	326,904
Oracle Corp. Japan	1,500	146,843
Oriental Land Company, Ltd.	6,900	1,038,320
ORIX Corp.	45,600	771,223
Orix JREIT, Inc.	97	168,944
Osaka Gas Company, Ltd.	13,800	269,303
Otsuka Corp.	3,800	178,178
Otsuka Holdings Company, Ltd.	13,600	576,761
Pan Pacific International Holdings Corp.	15,000	354,066
Panasonic Corp.	74,000	958,260
PeptiDream, Inc. (A)	3,300	151,169
Persol Holdings Company, Ltd.	6,200	121,869
Pigeon Corp.	4,100	155,469
Pola Orbis Holdings, Inc.	3,200	77,176
Rakuten, Inc.	29,700	354,822
Recruit Holdings Company, Ltd.	43,000	2,111,567
Renesas Electronics Corp. (A)	26,200	286,859
Resona Holdings, Inc.	78,000	327,640
Ricoh Company, Ltd. (B)	24,000	244,636
Rinnai Corp.	1,200	134,594
Rohm Company, Ltd.	3,000	294,221
Ryohin Keikaku Company, Ltd.	9,000	213,626
Santen Pharmaceutical Company, Ltd.	12,500	172,390
SBI Holdings, Inc.	8,213	223,182
SCSK Corp.	1,800	106,976
Secom Company, Ltd.	7,300	615,402
Sega Sammy Holdings, Inc.	6,900	107,849
Seibu Holdings, Inc. (A)	7,100	78,408
Seiko Epson Corp. (B)	9,600	156,721
Sekisui Chemical Company, Ltd.	13,400	258,022
Sekisui House, Ltd.	21,400	460,317
Seven & i Holdings Company, Ltd.	26,000	1,049,917
SG Holdings Company, Ltd.	10,200	234,185
Sharp Corp. (B)	7,400	128,130
Shimadzu Corp.	8,000	290,083
Shimamura Company, Ltd.	700	80,889
Shimano, Inc.	2,600	620,985
Shimizu Corp.	21,600	174,898
Shin-Etsu Chemical Company, Ltd.	11,900	2,015,865
Shinsei Bank, Ltd.	6,900	111,511
Shionogi & Company, Ltd.	9,200	496,661
Shiseido Company, Ltd.	13,500	907,932
SMC Corp.	1,900	1,106,523
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SoftBank Corp.	97,600	$1,269,734
SoftBank Group Corp.	52,900	4,503,781
Sohgo Security Services Company, Ltd.	2,900	137,230
Sompo Holdings, Inc.	11,600	444,467
Sony Corp.	42,500	4,497,923
Square Enix Holdings Company, Ltd.	3,400	189,105
Stanley Electric Company, Ltd.	5,300	158,298
Subaru Corp.	21,200	423,716
SUMCO Corp.	8,200	187,922
Sumitomo Chemical Company, Ltd.	56,000	290,544
Sumitomo Corp.	41,300	591,071
Sumitomo Dainippon Pharma Company, Ltd.	5,300	92,454
Sumitomo Electric Industries, Ltd.	26,200	393,964
Sumitomo Metal Mining Company, Ltd.	7,800	338,015
Sumitomo Mitsui Financial Group, Inc.	44,100	1,598,506
Sumitomo Mitsui Trust Holdings, Inc.	11,000	383,785
Sumitomo Realty & Development Company, Ltd.	10,700	379,031
Sundrug Company, Ltd.	2,400	87,928
Suntory Beverage & Food, Ltd.	5,000	186,453
Suzuken Company, Ltd.	2,640	103,288
Suzuki Motor Corp.	12,800	583,031
Sysmex Corp.	5,800	626,073
T&D Holdings, Inc.	19,900	256,066
Taiheiyo Cement Corp.	4,200	110,668
Taisei Corp.	6,600	254,637
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	77,545
Takeda Pharmaceutical Company, Ltd.	52,876	1,927,445
TDK Corp.	4,500	626,435
Teijin, Ltd.	6,400	110,422
Terumo Corp.	22,300	807,000
The Bank of Kyoto, Ltd.	1,900	117,048
The Chiba Bank, Ltd.	21,600	141,402
The Chugoku Electric Power Company, Inc. (B)	10,000	122,867
The Kansai Electric Power Company, Inc.	24,300	263,457
The Shizuoka Bank, Ltd.	17,000	133,642
THK Company, Ltd.	4,200	145,719
TIS, Inc.	7,800	186,740
Tobu Railway Company, Ltd.	6,800	183,161
Toho Company, Ltd.	4,067	165,238
Toho Gas Company, Ltd. (B)	2,800	172,784
Tohoku Electric Power Company, Inc.	16,600	156,965
Tokio Marine Holdings, Inc.	21,200	1,008,932
Tokyo Century Corp. (B)	1,500	101,068
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	168,478
Tokyo Electron, Ltd.	5,000	2,173,168
Tokyo Gas Company, Ltd.	13,900	309,675
Tokyu Corp.	17,900	238,717
Tokyu Fudosan Holdings Corp.	19,400	115,346
Toppan Printing Company, Ltd.	10,300	174,618
Toray Industries, Inc.	50,800	327,976
Toshiba Corp.	13,400	453,553
Tosoh Corp.	9,300	178,118
TOTO, Ltd.	4,800	295,421
Toyo Suisan Kaisha, Ltd.	3,100	130,104
Toyoda Gosei Company, Ltd.	2,466	65,011
Toyota Industries Corp.	5,200	464,669
Toyota Motor Corp.	71,480	5,562,575
Toyota Tsusho Corp.	7,900	332,673
Trend Micro, Inc.	4,600	230,911

94

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tsuruha Holdings, Inc.	1,300	$167,749
Unicharm Corp.	14,000	587,867
United Urban Investment Corp.	114	153,424
USS Company, Ltd.	7,770	152,396
Welcia Holdings Company, Ltd.	3,400	116,653
West Japan Railway Company	6,000	332,915
Yakult Honsha Company, Ltd.	4,243	214,688
Yamada Holdings Company, Ltd.	22,400	121,054
Yamaha Corp.	4,700	256,118
Yamaha Motor Company, Ltd.	10,100	248,567
Yamato Holdings Company, Ltd.	11,000	302,074
Yamazaki Baking Company, Ltd.	4,000	64,671
Yaskawa Electric Corp.	8,300	414,687
Yokogawa Electric Corp.	7,886	145,676
Z Holdings Corp.	88,900	443,450
ZOZO, Inc.	2,800	82,948
		138,854,733
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,062	158,795
Luxembourg - 0.2%
ArcelorMittal SA	24,275	698,672
Aroundtown SA	37,519	267,206
Eurofins Scientific SE	4,300	410,997
Reinet Investments SCA	5,229	103,450
SES SA	14,498	115,014
Tenaris SA (B)	16,418	185,655
		1,780,994
Macau - 0.1%
Sands China, Ltd. (A)	81,200	406,984
Wynn Macau, Ltd. (A)	61,415	119,485
		526,469
Malaysia - 0.4%
AMMB Holdings BHD	59,087	41,768
Axiata Group BHD	101,690	89,593
CIMB Group Holdings BHD	188,437	197,450
Dialog Group BHD	166,000	124,602
DiGi.Com BHD	110,800	97,302
Gamuda BHD (A)	73,538	63,473
Genting BHD	72,900	88,501
Genting Malaysia BHD	105,700	78,287
Genting Plantations BHD	15,000	33,044
HAP Seng Consolidated BHD	30,200	60,851
Hartalega Holdings BHD	60,200	129,741
Hong Leong Bank BHD	23,269	105,077
Hong Leong Financial Group BHD	6,104	25,668
IHH Healthcare BHD	108,100	138,778
IOI Corp. BHD	114,466	115,864
Kuala Lumpur Kepong BHD	17,415	96,656
Malayan Banking BHD	124,536	247,954
Malaysia Airports Holdings BHD	34,427	51,996
Maxis BHD	67,200	73,286
MISC BHD	26,280	43,268
Nestle Malaysia BHD	2,800	91,155
Petronas Chemicals Group BHD	99,800	192,682
Petronas Dagangan BHD	12,200	59,068
Petronas Gas BHD	21,200	81,832
PPB Group BHD	21,240	94,850
Press Metal Aluminium Holdings BHD	60,400	144,479
Public Bank BHD	486,890	493,448
RHB Bank BHD	29,167	37,797
Sime Darby BHD	108,224	62,690
Sime Darby Plantation BHD	108,224	121,226
Supermax Corp. BHD	53,155	48,906
Telekom Malaysia BHD	42,705	63,163
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Tenaga Nasional BHD	101,250	$247,302
Top Glove Corp. BHD	164,400	179,402
		3,821,159
Mexico - 0.5%
America Movil SAB de CV, Series L	1,136,332	774,437
Arca Continental SAB de CV	16,000	78,671
Cemex SAB de CV (A)	521,849	366,886
Coca-Cola Femsa SAB de CV	15,212	69,959
Fibra Uno Administracion SA de CV	90,200	105,604
Fomento Economico Mexicano SAB de CV	65,020	489,889
Fresnillo PLC	6,213	74,001
Gruma SAB de CV, Class B	7,685	90,989
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	9,700	101,255
Grupo Aeroportuario del Sureste SAB de CV, B Shares (A)(B)	5,780	102,651
Grupo Bimbo SAB de CV, Series A	53,084	111,417
Grupo Carso SAB de CV, Series A1 (A)	9,477	25,756
Grupo Financiero Banorte SAB de CV, Series O (A)	86,662	488,652
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	69,766
Grupo Mexico SAB de CV, Series B	104,066	548,549
Grupo Televisa SAB (A)	80,326	142,775
Industrias Penoles SAB de CV (A)	4,883	63,019
Infraestructura Energetica Nova SAB de CV (A)	18,000	69,571
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	74,943
Orbia Advance Corp. SAB de CV	37,631	100,340
Promotora y Operadora de Infraestructura SAB de CV	5,800	44,267
Wal-Mart de Mexico SAB de CV	174,988	552,630
		4,546,027
Netherlands - 3.4%
ABN AMRO Bank NV (C)	15,368	186,567
Adyen NV (A)(C)	629	1,403,559
Aegon NV	75,157	357,093
Akzo Nobel NV	6,507	726,482
Argenx SE (A)	1,553	427,036
ASM International NV	1,573	456,083
ASML Holding NV	14,355	8,807,818
EXOR NV	3,992	336,698
Heineken Holding NV	4,217	374,716
Heineken NV	9,090	933,164
ING Groep NV	127,050	1,551,805
JDE Peet's NV (A)	2,528	92,677
Just Eat Takeaway.com NV (A)(C)	4,000	368,065
Koninklijke Ahold Delhaize NV	37,121	1,035,414
Koninklijke DSM NV	6,138	1,037,683
Koninklijke KPN NV	120,476	408,662
Koninklijke Philips NV (A)	29,320	1,671,990
Koninklijke Vopak NV	2,830	140,814
NN Group NV	9,891	482,499
Prosus NV (A)	15,743	1,751,868
QIAGEN NV (A)	8,350	404,133
Randstad NV	4,395	308,508
Royal Dutch Shell PLC, A Shares	138,310	2,688,617
Royal Dutch Shell PLC, B Shares	124,526	2,292,218
Stellantis NV	37,161	657,344
Stellantis NV	34,423	608,749
Wolters Kluwer NV	9,207	799,676
		30,309,938

95

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	26,028	$157,126
Auckland International Airport, Ltd. (A)	36,599	200,951
Fisher & Paykel Healthcare Corp., Ltd.	19,921	447,278
Mercury NZ, Ltd.	22,971	104,394
Meridian Energy, Ltd.	43,320	163,309
Ryman Healthcare, Ltd.	12,940	138,507
Spark New Zealand, Ltd.	65,374	204,762
Xero, Ltd. (A)	4,095	396,338
		1,812,665
Norway - 0.4%
Adevinta ASA (A)	8,335	122,811
DNB ASA	35,015	746,622
Equinor ASA	35,722	697,284
Gjensidige Forsikring ASA	6,934	162,618
Mowi ASA	14,928	370,762
Norsk Hydro ASA	48,185	309,490
Orkla ASA	29,206	286,424
Schibsted ASA, B Shares (A)	3,512	125,879
Schibsted ASA, Class A (A)	2,550	107,179
Telenor ASA	26,898	473,883
Yara International ASA	6,981	363,672
		3,766,624
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	8,064	80,882
Credicorp, Ltd.	2,434	332,411
Southern Copper Corp.	2,874	195,058
		608,351
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	60,544
Aboitiz Power Corp.	72,200	34,976
Ayala Corp.	8,920	136,147
Ayala Land, Inc.	253,800	179,959
Bank of the Philippine Islands	34,118	57,391
BDO Unibank, Inc.	77,140	162,313
Globe Telecom, Inc.	970	37,612
GT Capital Holdings, Inc.	3,464	37,338
International Container Terminal Services, Inc.	33,760	84,397
JG Summit Holdings, Inc.	89,355	110,075
Jollibee Foods Corp.	18,900	68,964
Manila Electric Company	8,090	45,357
Megaworld Corp.	564,000	41,669
Metro Pacific Investments Corp.	509,100	39,291
Metropolitan Bank & Trust Company	65,642	60,109
PLDT, Inc.	3,730	94,359
SM Investments Corp.	8,302	164,419
SM Prime Holdings, Inc.	311,044	224,581
Universal Robina Corp.	30,280	83,168
		1,722,669
Poland - 0.2%
Allegro.eu SA (A)(C)	8,627	121,439
Bank Polska Kasa Opieki SA (A)	5,522	98,527
CD Projekt SA (A)	2,349	113,644
Cyfrowy Polsat SA	6,360	47,529
Dino Polska SA (A)(C)	1,719	113,322
KGHM Polska Miedz SA (A)	5,681	272,947
LPP SA (A)	42	86,282
Orange Polska SA (A)	26,179	43,587
PGE Polska Grupa Energetyczna SA (A)	26,654	45,825
Polski Koncern Naftowy ORLEN SA	11,432	183,374
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	95,716
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	$272,020
Powszechny Zaklad Ubezpieczen SA (A)	23,000	198,234
Santander Bank Polska SA (A)	1,219	67,377
		1,759,823
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	524,448
Galp Energia SGPS SA	18,673	216,463
Jeronimo Martins SGPS SA	7,332	123,262
		864,173
Romania - 0.0%
NEPI Rockcastle PLC	15,018	95,017
Russia - 0.9%
Gazprom PJSC, ADR	251,662	1,508,714
Gazprom PJSC, ADR	3,680	21,919
LUKOIL PJSC, ADR	23,756	1,919,247
MMC Norilsk Nickel PJSC, ADR	39,185	1,226,099
Mobile TeleSystems PJSC, ADR	20,264	169,002
Novatek PJSC, GDR	3,057	603,504
Rosneft Oil Company PJSC, GDR	9,131	69,001
Rosneft Oil Company PJSC, GDR	30,000	226,703
Sberbank of Russia PJSC, ADR	40,000	616,400
Sberbank of Russia PJSC, ADR (London Stock Exchange)	34,900	547,516
Severstal PAO, GDR	4,250	85,728
Surgutneftegas PJSC, ADR	22,274	121,393
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	103,527
Tatneft PJSC, ADR	7,986	373,984
VTB Bank PJSC, GDR (A)	50,760	55,329
		7,648,066
Saudi Arabia - 0.8%
Advanced Petrochemical Company	3,771	73,437
Al Rajhi Bank	43,550	1,147,801
Alinma Bank (A)	34,699	170,437
Almarai Company JSC	8,852	122,743
Arab National Bank	21,244	118,513
Bank AlBilad	13,065	122,728
Bank Al-Jazira	14,284	59,725
Banque Saudi Fransi	19,205	171,096
Bupa Arabia for Cooperative Insurance Company (A)	981	31,340
Dar Al Arkan Real Estate Development Company (A)	18,814	46,231
Emaar Economic City (A)	13,598	38,837
Etihad Etisalat Company (A)	13,413	105,818
Jarir Marketing Company	2,090	101,447
National Commercial Bank	42,661	604,554
National Industrialization Company (A)	11,652	47,166
Rabigh Refining & Petrochemical Company (A)	7,786	35,134
Riyad Bank	42,488	254,383
SABIC Agri-Nutrients Company	5,901	154,960
Sahara International Petrochemical Company	12,775	75,366
Samba Financial Group (A)	34,840	358,142
Saudi Airlines Catering Company (A)	1,428	28,968
Saudi Arabian Mining Company (A)	15,250	232,079
Saudi Arabian Oil Company (C)	76,487	734,488
Saudi Basic Industries Corp.	26,663	835,465
Saudi Cement Company	2,665	47,276
Saudi Electricity Company	29,505	184,960
Saudi Industrial Investment Group	7,839	68,032

96

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Kayan Petrochemical Company (A)	26,130	$111,222
Saudi Telecom Company	20,888	706,684
The Company for Cooperative Insurance (A)	2,178	45,637
The Saudi British Bank	25,464	179,167
The Savola Group	9,302	97,581
Yanbu National Petrochemical Company	7,999	147,754
		7,259,171
Singapore - 0.7%
Ascendas Real Estate Investment Trust	117,802	267,600
BOC Aviation, Ltd. (C)	7,400	72,017
CapitaLand Integrated Commercial Trust	150,007	242,726
CapitaLand, Ltd.	93,902	263,106
City Developments, Ltd.	16,600	98,730
DBS Group Holdings, Ltd.	61,000	1,307,925
Genting Singapore, Ltd.	226,200	154,981
Keppel Corp., Ltd.	55,069	218,176
Mapletree Commercial Trust	74,500	117,709
Mapletree Logistics Trust	94,359	135,679
Oversea-Chinese Banking Corp., Ltd.	111,516	975,654
Singapore Airlines, Ltd. (A)	57,850	238,898
Singapore Exchange, Ltd.	28,000	207,668
Singapore Technologies Engineering, Ltd.	54,000	156,413
Singapore Telecommunications, Ltd.	294,940	535,923
Suntec Real Estate Investment Trust	103,300	120,068
United Overseas Bank, Ltd.	40,908	788,789
UOL Group, Ltd.	20,239	119,021
Venture Corp., Ltd.	9,700	144,845
Wilmar International, Ltd.	72,000	290,782
		6,456,710
South Africa - 1.1%
Absa Group, Ltd.	25,092	214,354
Anglo American Platinum, Ltd.	1,548	225,769
AngloGold Ashanti, Ltd.	14,430	314,098
Aspen Pharmacare Holdings, Ltd. (A)	13,036	127,377
Bid Corp., Ltd. (A)	11,078	214,751
Capitec Bank Holdings, Ltd. (A)	1,928	185,343
Clicks Group, Ltd.	8,355	136,285
Discovery, Ltd. (A)	13,271	119,083
Exxaro Resources, Ltd.	8,997	106,003
FirstRand, Ltd.	160,204	559,867
Gold Fields, Ltd.	29,492	277,189
Growthpoint Properties, Ltd.	109,582	98,035
Harmony Gold Mining Company, Ltd. (A)	18,873	80,475
Impala Platinum Holdings, Ltd.	26,847	495,637
Kumba Iron Ore, Ltd.	2,164	89,118
Mr. Price Group, Ltd.	8,969	117,481
MTN Group, Ltd.	59,164	347,499
MultiChoice Group	15,717	136,874
Naspers, Ltd., N Shares	14,633	3,504,756
Nedbank Group, Ltd.	13,031	123,540
Northam Platinum, Ltd. (A)	12,034	209,082
Old Mutual, Ltd. (B)	182,601	154,286
Rand Merchant Investment Holdings, Ltd.	25,734	53,375
Remgro, Ltd.	17,781	125,366
Sanlam, Ltd.	59,860	241,678
Sasol, Ltd. (A)	19,396	280,261
Shoprite Holdings, Ltd.	16,492	175,443
Sibanye Stillwater, Ltd.	76,425	340,228
Standard Bank Group, Ltd.	43,543	369,671
The Bidvest Group, Ltd.	9,718	112,071
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
The SPAR Group, Ltd.	5,706	$73,382
Tiger Brands, Ltd.	5,421	77,357
Vodacom Group, Ltd.	19,298	164,990
Woolworths Holdings, Ltd. (A)	33,746	113,029
		9,963,753
South Korea - 3.8%
Alteogen, Inc. (A)	950	75,539
Amorepacific Corp.	1,100	252,628
AMOREPACIFIC Group	770	44,321
BGF retail Company, Ltd.	279	39,048
Celltrion Healthcare Company, Ltd. (A)	1,543	186,267
Celltrion Pharm, Inc. (A)	554	73,857
Celltrion, Inc. (A)	3,255	938,095
Cheil Worldwide, Inc.	1,346	25,351
CJ CheilJedang Corp.	285	103,700
CJ Corp.	456	38,030
CJ ENM Company, Ltd.	398	50,288
CJ Logistics Corp. (A)	312	50,612
Coway Company, Ltd.	1,652	95,979
DB Insurance Company, Ltd.	1,810	75,687
Doosan Bobcat, Inc. (A)	1,853	69,160
Doosan Heavy Industries & Construction Company, Ltd. (A)	6,498	75,169
E-MART, Inc.	672	102,157
Fila Holdings Corp.	1,753	67,232
GS Engineering & Construction Corp.	1,468	56,078
GS Holdings Corp.	1,749	60,687
GS Retail Company, Ltd.	966	32,678
Hana Financial Group, Inc.	10,276	388,669
Hankook Tire & Technology Company, Ltd.	2,560	111,426
Hanmi Pharm Company, Ltd.	231	64,741
Hanon Systems	4,656	72,871
Hanwha Corp.	1,420	40,217
Hanwha Solutions Corp. (A)	4,139	185,040
HLB, Inc. (A)	2,702	94,228
Hotel Shilla Company, Ltd.	1,060	81,806
Hyundai Engineering & Construction Company, Ltd.	2,649	103,573
Hyundai Glovis Company, Ltd.	539	89,801
Hyundai Heavy Industries Holdings Company, Ltd.	311	80,260
Hyundai Marine & Fire Insurance Company, Ltd.	2,142	46,409
Hyundai Mobis Company, Ltd.	2,223	576,628
Hyundai Motor Company	4,998	968,649
Hyundai Steel Company	2,875	122,666
Industrial Bank of Korea	9,029	73,138
Kakao Corp.	1,792	790,953
Kangwon Land, Inc. (A)	3,612	81,111
KB Financial Group, Inc.	12,769	629,353
KB Financial Group, Inc., ADR	430	21,255
Kia Motors Corp.	8,934	656,686
Korea Aerospace Industries, Ltd.	1,710	55,713
Korea Electric Power Corp.	6,370	130,686
Korea Electric Power Corp., ADR	4,277	43,882
Korea Gas Corp. (A)	1,166	34,836
Korea Investment Holdings Company, Ltd.	1,170	88,891
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,332	157,992
Korea Zinc Company, Ltd.	293	106,090
Korean Air Lines Company, Ltd. (A)	4,016	97,139
KT&G Corp.	4,020	289,587
Kumho Petrochemical Company, Ltd.	614	143,930

97

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Chem, Ltd.	1,533	$1,097,050
LG Corp.	3,205	257,158
LG Display Company, Ltd.	6,751	136,768
LG Display Company, Ltd., ADR (B)	2,417	24,146
LG Electronics, Inc.	3,460	461,927
LG Household & Health Care, Ltd.	316	438,491
LG Innotek Company, Ltd.	505	92,306
LG Uplus Corp.	3,050	33,095
Lotte Chemical Corp.	562	150,125
Lotte Corp.	819	24,668
Lotte Shopping Company, Ltd.	366	40,938
Meritz Securities Company, Ltd.	10,983	44,856
Mirae Asset Daewoo Company, Ltd.	10,204	89,262
NAVER Corp.	4,116	1,378,046
NCSoft Corp.	550	425,119
Netmarble Corp. (C)	739	84,632
NH Investment & Securities Company, Ltd.	3,944	40,762
Orion Corp.	817	94,761
Ottogi Corp.	43	21,650
Pan Ocean Company, Ltd.	9,148	50,147
Pearl Abyss Corp. (A)	204	55,774
POSCO	2,503	709,241
POSCO Chemical Company, Ltd.	883	122,067
S-1 Corp.	608	43,915
Samsung Biologics Company, Ltd. (A)(C)	550	366,074
Samsung C&T Corp.	2,732	302,171
Samsung Card Company, Ltd.	998	30,405
Samsung Electro-Mechanics Company, Ltd.	1,863	310,965
Samsung Electronics Company, Ltd.	159,576	11,544,466
Samsung Engineering Company, Ltd. (A)	5,618	69,886
Samsung Fire & Marine Insurance Company, Ltd.	1,040	174,766
Samsung Heavy Industries Company, Ltd. (A)	15,521	107,163
Samsung Life Insurance Company, Ltd.	2,349	162,377
Samsung SDI Company, Ltd.	1,838	1,080,785
Samsung SDS Company, Ltd.	1,176	201,864
Samsung Securities Company, Ltd.	2,224	77,851
Seegene, Inc.	638	73,499
Shin Poong Pharmaceutical Company, Ltd.	983	74,585
Shinhan Financial Group Company, Ltd.	14,320	475,596
Shinhan Financial Group Company, Ltd., ADR	350	11,739
Shinsegae, Inc.	197	49,161
SK Biopharmaceuticals Company, Ltd. (A)	528	48,362
SK Chemicals Company, Ltd.	257	57,168
SK Holdings Company, Ltd.	1,160	290,792
SK Hynix, Inc.	18,244	2,153,918
SK Innovation Company, Ltd. (A)	1,818	354,132
SK Telecom Company, Ltd.	1,334	325,287
S-Oil Corp. (A)	1,541	111,067
Woori Financial Group, Inc.	16,990	151,647
Yuhan Corp.	1,753	97,800
		33,561,219
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	10,608	352,564
Aena SME SA (A)(C)	2,276	369,255
Amadeus IT Group SA (A)	15,014	1,069,422
Banco Bilbao Vizcaya Argentaria SA	228,360	1,190,024
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	580,136	$1,978,739
Banco Santander SA (Mexican Stock Exchange) (A)(B)	22,856	76,408
CaixaBank SA	144,982	450,140
Cellnex Telecom SA (A)(C)	11,283	650,447
Enagas SA	7,812	170,075
Endesa SA	12,378	328,047
Ferrovial SA	16,646	434,977
Grifols SA (B)	10,824	283,285
Iberdrola SA	209,751	2,707,251
Industria de Diseno Textil SA	37,975	1,254,697
Naturgy Energy Group SA	12,174	298,907
Red Electrica Corp. SA	15,612	276,926
Repsol SA	53,970	669,876
Siemens Gamesa Renewable Energy SA	9,848	381,950
Telefonica SA	180,178	810,062
		13,753,052
Sweden - 2.1%
Alfa Laval AB (A)	11,168	337,535
Assa Abloy AB, B Shares	33,490	963,855
Atlas Copco AB, A Shares	22,438	1,367,983
Atlas Copco AB, B Shares	13,038	679,507
Boliden AB	9,139	339,087
Electrolux AB, Series B (B)	7,536	209,509
Epiroc AB, A Shares	22,020	498,845
Epiroc AB, B Shares	13,732	286,059
EQT AB	8,294	273,070
Essity AB, B Shares (B)	21,531	680,491
Evolution Gaming Group AB (B)(C)	4,426	651,795
Fastighets AB Balder, B Shares (A)	3,415	169,069
Hennes & Mauritz AB, B Shares (A)(B)	28,520	642,741
Hexagon AB, B Shares	9,339	862,068
Husqvarna AB, B Shares (B)	13,967	201,357
ICA Gruppen AB	3,982	194,726
Industrivarden AB, A Shares (A)	3,603	132,557
Industrivarden AB, C Shares (A)	6,375	223,723
Investment AB Latour, B Shares	5,154	133,549
Investor AB, B Shares	15,219	1,214,321
Kinnevik AB, B Shares (A)	8,775	426,483
L.E. Lundbergforetagen AB, B Shares (A)(B)	2,546	139,049
Lundin Energy AB	6,210	195,318
Nibe Industrier AB, B Shares	10,856	336,681
Sandvik AB (A)	37,722	1,032,146
Securitas AB, B Shares	10,739	182,646
Skandinaviska Enskilda Banken AB, A Shares (B)	57,777	704,792
Skanska AB, B Shares (B)	11,367	285,080
SKF AB, B Shares (B)	14,059	400,042
Svenska Cellulosa AB SCA, B Shares (A)	21,092	373,330
Svenska Handelsbanken AB, A Shares (B)	55,216	600,264
Swedbank AB, A Shares (B)	30,259	533,523
Swedish Match AB	5,420	422,821
Tele2 AB, B Shares	17,728	239,150
Telefonaktiebolaget LM Ericsson, B Shares	97,526	1,292,732
Telia Company AB	82,751	358,789
Volvo AB, B Shares (A)(B)	48,024	1,216,209
		18,800,902
Switzerland - 6.0%
ABB, Ltd.	64,073	1,949,195
Adecco Group AG	6,058	408,624
Alcon, Inc. (A)	16,200	1,136,841

98

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Baloise Holding AG	1,882	$320,037
Banque Cantonale Vaudoise	1,016	99,135
Barry Callebaut AG	92	208,296
Chocoladefabriken Lindt & Spruengli AG	4	365,475
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	365,870
Cie Financiere Richemont SA, A Shares	17,877	1,716,609
Clariant AG	8,258	166,622
Coca-Cola HBC AG	8,067	256,406
Credit Suisse Group AG, Class A	84,422	893,131
EMS-Chemie Holding AG	321	286,755
Geberit AG	1,249	794,920
Givaudan SA	311	1,199,603
Glencore PLC (A)	346,900	1,362,078
Julius Baer Group, Ltd.	8,601	549,634
Kuehne + Nagel International AG	2,065	589,818
LafargeHolcim, Ltd. (A)	10,906	641,327
LafargeHolcim, Ltd. (Euronext Paris Exchange) (A)	6,750	398,185
Logitech International SA	5,725	600,405
Lonza Group AG	2,550	1,426,214
Nestle SA	95,776	10,676,763
Novartis AG	74,879	6,400,711
Partners Group Holding AG	650	830,652
Roche Holding AG	23,693	7,675,191
Roche Holding AG, Bearer Shares	1,064	364,499
Schindler Holding AG	806	231,262
Schindler Holding AG, Participation Certificates	1,582	464,806
SGS SA	203	576,804
Sika AG	4,781	1,367,148
Sonova Holding AG (A)	1,846	489,329
STMicroelectronics NV	22,367	854,543
Straumann Holding AG	401	500,656
Swiss Life Holding AG	1,026	504,214
Swiss Prime Site AG	3,037	280,370
Swiss Re AG	9,637	947,732
Swisscom AG	989	530,615
Temenos AG	2,330	336,193
The Swatch Group AG	2,395	133,546
The Swatch Group AG, Bearer Shares	1,191	342,935
UBS Group AG	127,628	1,974,595
Vifor Pharma AG	1,821	247,824
Zurich Insurance Group AG	5,231	2,226,584
		53,692,152
Taiwan - 4.0%
Accton Technology Corp.	17,000	165,277
Acer, Inc.	58,018	64,206
Advantech Company, Ltd.	13,296	165,858
ASE Technology Holding Company, Ltd.	111,338	424,708
Asia Cement Corp.	36,863	61,903
Asustek Computer, Inc.	24,952	327,364
AU Optronics Corp.	163,827	122,218
Catcher Technology Company, Ltd.	22,184	164,857
Cathay Financial Holding Company, Ltd.	268,839	452,695
Chailease Holding Company, Ltd.	37,148	257,108
Chang Hwa Commercial Bank, Ltd.	113,718	70,090
Cheng Shin Rubber Industry Company, Ltd.	43,680	74,066
China Development Financial Holding Corp.	438,153	161,628
China Life Insurance Company, Ltd.	79,303	71,665
China Steel Corp.	363,388	330,602
Chunghwa Telecom Company, Ltd.	127,148	497,455
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Compal Electronics, Inc.	79,764	$74,891
CTBC Financial Holding Company, Ltd.	586,465	455,130
Delta Electronics, Inc.	64,866	661,542
E.Sun Financial Holding Company, Ltd.	322,114	294,936
Eclat Textile Company, Ltd.	6,259	105,489
Evergreen Marine Corp. Taiwan, Ltd. (A)	11,566	18,564
Far Eastern New Century Corp.	64,875	68,873
Far EasTone Telecommunications Company, Ltd.	45,159	101,519
Feng TAY Enterprise Company, Ltd.	14,520	99,498
First Financial Holding Company, Ltd.	343,552	267,661
Formosa Chemicals & Fibre Corp.	117,212	360,898
Formosa Petrochemical Corp.	39,720	135,159
Formosa Plastics Corp.	128,086	454,872
Foxconn Technology Company, Ltd.	15,513	39,821
Fubon Financial Holding Company, Ltd.	211,112	421,278
Giant Manufacturing Company, Ltd.	10,000	120,884
Globalwafers Company, Ltd.	7,000	185,584
Highwealth Construction Corp.	29,700	45,338
Hiwin Technologies Corp.	8,303	118,336
Hon Hai Precision Industry Company, Ltd.	417,368	1,830,875
Hotai Motor Company, Ltd.	9,000	186,306
Hua Nan Financial Holdings Company, Ltd.	279,117	182,646
Innolux Corp. (A)	275,841	205,861
Inventec Corp.	25,899	24,552
Largan Precision Company, Ltd.	3,143	355,475
Lite-On Technology Corp.	39,626	87,880
MediaTek, Inc.	50,340	1,731,536
Mega Financial Holding Company, Ltd.	363,134	406,230
Micro-Star International Company, Ltd.	23,000	141,321
Nan Ya Plastics Corp.	171,992	483,281
Nanya Technology Corp.	37,000	120,481
Novatek Microelectronics Corp.	19,361	394,390
Pegatron Corp.	66,989	174,748
Pou Chen Corp.	36,641	42,526
Powertech Technology, Inc.	13,149	48,806
President Chain Store Corp.	19,496	186,445
Quanta Computer, Inc.	92,771	319,972
Realtek Semiconductor Corp.	15,999	279,297
Shin Kong Financial Holding Company, Ltd.	389,836	125,362
SinoPac Financial Holdings Company, Ltd.	349,762	158,003
Synnex Technology International Corp.	24,928	47,772
Taishin Financial Holding Company, Ltd.	326,730	153,522
Taiwan Business Bank	193,450	67,592
Taiwan Cement Corp.	167,824	275,635
Taiwan Cooperative Financial Holding Company, Ltd.	290,321	215,510
Taiwan High Speed Rail Corp.	71,000	78,395
Taiwan Mobile Company, Ltd.	57,257	197,176
Taiwan Semiconductor Manufacturing Company, Ltd.	1,095,055	17,336,513
The Shanghai Commercial & Savings Bank, Ltd.	111,937	164,963
Unimicron Technology Corp.	41,000	132,554
Uni-President Enterprises Corp.	161,487	414,685
United Microelectronics Corp.	388,313	696,502
Vanguard International Semiconductor Corp.	31,000	118,234
Walsin Technology Corp.	11,000	97,079
Win Semiconductors Corp.	11,000	151,902
Winbond Electronics Corp.	102,000	106,671

99

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Wistron Corp.	42,598	$50,231
WPG Holdings, Ltd.	47,840	82,046
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	9,584	187,569
Yuanta Financial Holding Company, Ltd.	324,837	256,628
Zhen Ding Technology Holding, Ltd.	19,000	80,678
		35,839,823
Thailand - 0.5%
Advanced Info Service PCL	48,400	269,188
Airports of Thailand PCL	163,100	361,286
Bangkok Bank PCL	11,700	47,256
Bangkok Bank PCL, NVDR	2,700	10,916
Bangkok Dusit Medical Services PCL, NVDR	387,300	268,267
Bangkok Expressway & Metro PCL, NVDR (B)	354,600	99,504
Berli Jucker PCL, NVDR	21,300	26,810
BTS Group Holdings PCL, NVDR (B)	301,600	93,214
Bumrungrad Hospital PCL, NVDR	15,600	68,076
Central Pattana PCL, NVDR	64,400	120,556
Central Retail Corp. PCL (A)	45,441	54,338
Charoen Pokphand Foods PCL	136,200	128,865
CP ALL PCL (A)	184,600	409,574
CP ALL PCL, NVDR	12,300	27,290
Electricity Generating PCL	7,600	45,250
Electricity Generating PCL, NVDR	1,400	8,336
Energy Absolute PCL	56,900	113,342
Gulf Energy Development PCL, NVDR	79,150	85,071
Home Product Center PCL	204,400	97,121
Indorama Ventures PCL, NVDR	54,900	78,466
Intouch Holdings PCL, NVDR	96,400	179,428
Kasikornbank PCL	45,000	210,499
Kasikornbank PCL, NVDR	27,100	125,996
Krung Thai Bank PCL	164,375	64,295
Land & Houses PCL, NVDR	393,400	107,910
Minor International PCL, NVDR (A)	127,100	132,572
Muangthai Capital PCL, NVDR	11,300	25,631
PTT Exploration & Production PCL	60,147	219,591
PTT Global Chemical PCL	87,373	175,963
PTT PCL	391,000	513,753
PTT PCL, NVDR	10,500	13,796
Ratch Group PCL, NVDR	12,800	21,028
Thai Oil PCL	46,900	91,481
Thai Union Group PCL	95,900	45,179
The Siam Cement PCL	12,000	153,533
The Siam Cement PCL, NVDR	14,300	182,960
The Siam Commercial Bank PCL	23,348	83,409
Total Access Communication PCL, NVDR	12,500	13,135
True Corp. PCL	448,802	48,923
		4,821,808
Turkey - 0.1%
Akbank T.A.S.	100,286	57,229
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	25,426
BIM Birlesik Magazalar AS	16,428	140,707
Eregli Demir ve Celik Fabrikalari TAS	49,091	90,905
Ford Otomotiv Sanayi AS	4,572	106,966
Haci Omer Sabanci Holding AS	31,762	33,176
KOC Holding AS	25,423	59,951
Turk Hava Yollari AO (A)	25,366	39,260
Turkcell Iletisim Hizmetleri AS	38,572	70,476
Turkiye Garanti Bankasi AS (A)	86,216	69,892
Turkiye Is Bankasi AS, Class C (A)	60,572	35,455
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkiye Petrol Rafinerileri AS (A)	4,998	$54,407
		783,850
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	1,793
United Kingdom - 7.8%
3i Group PLC	32,696	519,624
Admiral Group PLC	6,635	283,587
Anglo American PLC	41,371	1,620,421
Ashtead Group PLC	15,597	931,078
Associated British Foods PLC (A)	13,623	452,606
AstraZeneca PLC	44,092	4,400,783
Auto Trader Group PLC (A)(C)	37,238	284,724
AVEVA Group PLC	4,243	200,149
Aviva PLC	131,970	743,878
BAE Systems PLC	111,616	777,306
Barclays PLC	601,849	1,541,295
Barratt Developments PLC (A)	39,643	407,771
BP PLC	683,369	2,775,829
British American Tobacco PLC	77,371	2,940,923
BT Group PLC (A)	308,640	658,429
Bunzl PLC	11,691	374,202
Burberry Group PLC (A)	13,598	355,723
CNH Industrial NV	37,712	583,792
Coca-Cola European Partners PLC	6,887	356,389
Compass Group PLC (A)	58,290	1,177,684
Croda International PLC	4,474	391,460
Diageo PLC	78,828	3,238,390
Direct Line Insurance Group PLC	53,358	230,336
Evraz PLC	18,017	143,484
Ferguson PLC	7,801	931,873
GlaxoSmithKline PLC	169,205	2,995,421
Halma PLC	13,950	456,400
Hargreaves Lansdown PLC	11,129	236,466
HSBC Holdings PLC	686,857	4,003,487
Imperial Brands PLC	31,799	651,912
Informa PLC (A)	47,610	367,607
InterContinental Hotels Group PLC (A)	6,599	453,811
Intertek Group PLC	5,603	432,644
J Sainsbury PLC	71,585	239,381
JD Sports Fashion PLC (A)	16,184	183,977
Johnson Matthey PLC	7,531	312,839
Kingfisher PLC (A)	84,019	368,261
Land Securities Group PLC	25,882	246,104
Legal & General Group PLC	200,480	769,751
Lloyds Banking Group PLC (A)	2,378,433	1,395,256
London Stock Exchange Group PLC	10,980	1,049,689
M&G PLC	94,053	268,774
Melrose Industries PLC (A)	163,234	375,357
Mondi PLC	13,861	353,365
Mondi PLC (Johannesburg Stock Exchange)	4,137	106,333
National Grid PLC	118,276	1,404,011
Natwest Group PLC	181,551	491,249
Next PLC (A)	4,895	530,533
Ocado Group PLC (A)	15,026	421,289
Pearson PLC	30,415	324,316
Persimmon PLC	10,716	434,061
Phoenix Group Holdings PLC	18,532	187,361
Prudential PLC	87,981	1,874,229
Reckitt Benckiser Group PLC	23,897	2,139,040
RELX PLC	40,612	1,018,586
RELX PLC (Euronext Amsterdam Exchange)	24,534	615,538
Rentokil Initial PLC (A)	67,951	453,670
Rio Tinto PLC	37,839	2,886,683

100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Holdings PLC (A)	275,192	$399,637
RSA Insurance Group PLC	34,760	326,092
Schroders PLC	4,962	239,403
Segro PLC	40,814	527,447
Severn Trent PLC	7,990	254,143
Smith & Nephew PLC	29,419	558,522
Smiths Group PLC	15,498	328,318
Spirax-Sarco Engineering PLC	2,625	412,437
SSE PLC	34,933	700,445
St. James's Place PLC	20,193	354,516
Standard Chartered PLC	93,128	641,240
Standard Life Aberdeen PLC	88,164	352,219
Taylor Wimpey PLC (A)	125,790	312,754
Tesco PLC	268,394	847,386
The Berkeley Group Holdings PLC	4,387	268,583
The British Land Company PLC	35,353	245,959
The Sage Group PLC	41,847	353,534
Unilever PLC	39,481	2,203,043
Unilever PLC (London Stock Exchange)	49,466	2,761,737
United Utilities Group PLC	26,873	343,395
Vodafone Group PLC	904,612	1,649,637
Whitbread PLC (A)	7,168	338,370
Wm Morrison Supermarkets PLC	89,522	225,155
WPP PLC	42,535	542,047
		69,555,156
United States - 0.1%
Bausch Health Companies, Inc. (A)	12,400	393,402
Brookfield Renewable Corp., Class A	4,350	203,775
International Flavors & Fragrances, Inc.	0	64
		597,241
Uruguay - 0.0%
Globant SA (A)	1,200	249,132
TOTAL COMMON STOCKS (Cost $592,557,387)		$865,282,162
PREFERRED SECURITIES - 1.0%
Brazil - 0.3%
Banco Bradesco SA	148,225	704,962
Banco BTG Pactual SA	1	4
Bradespar SA	7,600	92,235
Centrais Eletricas Brasileiras SA, B Shares	5,700	35,251
Cia Energetica de Minas Gerais	32,545	75,340
Gerdau SA	36,200	194,356
Itau Unibanco Holding SA	161,889	804,462
Itausa SA	147,723	270,847
Lojas Americanas SA	27,648	109,833
Petroleo Brasileiro SA	150,151	642,896
		2,930,186
Germany - 0.5%
Bayerische Motoren Werke AG	2,090	166,380
FUCHS PETROLUB SE	2,735	131,060
Henkel AG & Company KGaA	6,138	690,121
Porsche Automobil Holding SE	5,695	604,248
Sartorius AG	1,201	598,771
Volkswagen AG	6,259	1,752,030
		3,942,610
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.2%
Hyundai Motor Company	705	$62,658
Hyundai Motor Company, 2nd Preferred	1,197	104,208
LG Chem, Ltd.	162	55,423
LG Household & Health Care, Ltd.	48	29,091
Samsung Electronics Company, Ltd.	27,495	1,780,802
		2,032,182
TOTAL PREFERRED SECURITIES (Cost $6,917,513)		$8,904,978
RIGHTS - 0.0%
Computershare, Ltd. (Expiration Date: 4-29-21; Strike Price: AUD 13.55) (A)	1,922	2,219
Snam SpA (Expiration Date: 4-8-21; Strike Price: EUR 4.46) (A)	68,005	70
Sociedad Quimica y Minera de Chile SA (Expiration Date: 4-20-21; Strike Price: $50.05) (A)	586	1,817
TOTAL RIGHTS (Cost $0)		$4,106
SHORT-TERM INVESTMENTS - 3.8%
Short-term funds - 3.8%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (F)	11,191,584	11,191,584
John Hancock Collateral Trust, 0.0470% (F)(G)	2,256,847	22,579,531
TOTAL SHORT-TERM INVESTMENTS (Cost $33,772,486)		$33,771,115
Total Investments (International Equity Index Trust) (Cost $633,247,386) - 101.4%		$907,962,361
Other assets and liabilities, net - (1.4%)		(12,878,792)
TOTAL NET ASSETS - 100.0%		$895,083,569
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $24,132,237. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $3,777,000 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

101

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	3	Long	Jun 2021	$328,841	$328,815	$(26)
Mini MSCI Emerging Markets Index Futures	298	Long	Jun 2021	20,005,443	19,659,060	(346,383)
						$(346,409)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.5%
Australia - 6.9%
A2B Australia, Ltd. (A)	9,047	$8,282
Accent Group, Ltd.	24,907	42,750
Adbri, Ltd.	19,036	50,414
Ainsworth Game Technology, Ltd. (A)	10,192	6,272
Alkane Resources, Ltd. (A)(B)	4,753	2,500
ALS, Ltd.	19,772	146,193
Altium, Ltd.	3,451	69,748
Alumina, Ltd.	67,281	89,397
AMA Group, Ltd. (A)	24,887	10,541
Amaysim Australia, Ltd. (B)	11,607	1,852
AMP, Ltd.	62,478	60,238
Ansell, Ltd.	4,178	124,901
Appen, Ltd.	2,202	26,644
ARB Corp., Ltd.	3,753	98,665
Ardent Leisure Group, Ltd. (A)(B)	39,016	27,594
Asaleo Care, Ltd.	30,182	32,096
AUB Group, Ltd.	4,946	72,417
Aurelia Metals, Ltd.	85,331	24,068
Austal, Ltd.	23,155	39,540
Australian Agricultural Company, Ltd. (A)	28,065	25,595
Australian Pharmaceutical Industries, Ltd.	26,584	25,862
Australian Strategic Materials, Ltd. (A)(B)	950	3,425
Auswide Bank, Ltd.	625	3,164
Baby Bunting Group, Ltd.	3,113	13,186
Bank of Queensland, Ltd.	29,753	196,028
Bapcor, Ltd.	15,610	89,233
Base Resources, Ltd.	32,069	7,311
Beach Energy, Ltd.	60,312	78,863
Bega Cheese, Ltd.	19,632	94,780
Bendigo & Adelaide Bank, Ltd.	14,038	107,517
Bingo Industries, Ltd.	8,137	18,756
Blackmores, Ltd.	400	24,292
Blue Sky Alternative Investments, Ltd. (A)(C)	2,049	245
Bravura Solutions, Ltd.	17,457	33,986
Breville Group, Ltd.	5,143	105,871
Brickworks, Ltd.	3,876	61,558
BWX, Ltd.	7,767	27,311
Cardno, Ltd.	15,086	7,014
carsales.com, Ltd.	8,897	120,991
Cash Converters International, Ltd.	14,501	2,533
Cedar Woods Properties, Ltd.	2,584	13,264
Centuria Capital Group	12,668	23,929
Challenger, Ltd.	18,693	91,081
Champion Iron, Ltd. (A)	9,892	41,417
Cleanaway Waste Management, Ltd.	55,222	92,714
Clinuvel Pharmaceuticals, Ltd.	2,335	48,135
Codan, Ltd.	5,320	62,565
Collins Foods, Ltd.	5,764	45,781
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Cooper Energy, Ltd. (A)	98,256	$20,212
Corporate Travel Management, Ltd. (A)	3,238	48,480
Costa Group Holdings, Ltd.	12,590	45,445
Credit Corp. Group, Ltd.	3,047	76,168
CSR, Ltd.	25,551	112,480
Data#3, Ltd.	9,073	35,946
Decmil Group, Ltd. (A)	1,519	698
Deterra Royalties, Ltd.	16,722	49,988
Domain Holdings Australia, Ltd. (A)	10,969	35,163
Downer EDI, Ltd.	24,066	94,183
Eagers Automotive, Ltd.	9,653	103,133
Eclipx Group, Ltd. (A)	16,681	24,807
Elders, Ltd.	8,609	81,465
EQT Holdings, Ltd.	729	13,313
Estia Health, Ltd. (A)	11,708	19,172
EVENT Hospitality and Entertainment, Ltd. (A)(B)	4,397	38,449
FAR, Ltd. (A)(B)(C)	313,905	2,623
Finbar Group, Ltd.	8,370	5,316
Fleetwood, Ltd.	8,058	15,830
Flight Centre Travel Group, Ltd. (A)(B)	4,755	65,355
Freedom Foods Group, Ltd. (A)(B)	6,482	2,313
G8 Education, Ltd. (A)	51,376	40,553
Galaxy Resources, Ltd. (A)	37,250	72,044
Genworth Mortgage Insurance Australia, Ltd. (A)	18,245	35,561
Gold Road Resources, Ltd.	43,849	36,756
GrainCorp., Ltd., Class A	13,614	54,459
GUD Holdings, Ltd.	3,716	33,114
GWA Group, Ltd.	12,195	26,543
Hansen Technologies, Ltd.	11,735	48,515
Healius, Ltd.	30,718	95,559
HT&E, Ltd. (A)	20,357	26,930
HUB24, Ltd.	3,277	51,894
Humm Group, Ltd. (A)(B)	26,650	19,548
IGO, Ltd.	27,706	132,861
Iluka Resources, Ltd.	16,722	92,105
Imdex, Ltd.	20,483	25,346
Incitec Pivot, Ltd. (A)	25,062	55,452
Infomedia, Ltd.	17,584	20,083
Inghams Group, Ltd. (B)	11,981	30,427
Intega Group, Ltd.	15,086	4,559
Integral Diagnostics, Ltd.	6,781	24,493
Integrated Research, Ltd. (B)	3,367	5,953
InvoCare, Ltd.	8,212	70,112
IOOF Holdings, Ltd.	30,144	80,768
IPH, Ltd.	9,953	50,251
IRESS, Ltd.	8,152	57,105
IVE Group, Ltd.	11,452	12,348
Japara Healthcare, Ltd. (A)	17,906	10,085
Johns Lyng Group, Ltd.	4,330	12,696
Jumbo Interactive, Ltd.	2,253	21,776

102

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Jupiter Mines, Ltd.	116,266	$27,820
Karoon Energy, Ltd. (A)	14,552	11,982
Kogan.com, Ltd.	1,926	17,643
Lifestyle Communities, Ltd. (B)	3,310	34,675
Link Administration Holdings, Ltd.	18,381	71,979
Lovisa Holdings, Ltd. (B)	3,846	42,072
MACA, Ltd.	23,711	18,489
Macmahon Holdings, Ltd.	112,440	17,122
Mayne Pharma Group, Ltd. (A)	99,135	26,435
McMillan Shakespeare, Ltd.	3,346	27,813
McPherson's, Ltd. (B)	9,168	10,013
Medusa Mining, Ltd.	8,127	4,818
Mesoblast, Ltd. (A)(B)	11,677	19,337
Metals X, Ltd. (A)(B)	48,765	7,789
Metcash, Ltd.	51,856	145,516
Mineral Resources, Ltd.	1,086	31,525
Moelis Australia, Ltd. (B)	3,830	14,746
Monadelphous Group, Ltd.	6,360	50,587
Monash IVF Group, Ltd.	21,798	13,105
Money3 Corp., Ltd.	8,682	19,232
Mortgage Choice, Ltd.	6,422	9,380
Mount Gibson Iron, Ltd.	18,373	10,644
Myer Holdings, Ltd. (A)(B)	63,302	15,459
MyState, Ltd.	4,456	14,801
Nanosonics, Ltd. (A)	5,851	25,440
Navigator Global Investments, Ltd.	10,160	11,433
Nearmap, Ltd. (A)	5,127	7,915
Netwealth Group, Ltd.	3,669	37,745
New Energy Solar, Ltd.	16,176	9,591
New Hope Corp., Ltd.	24,235	26,222
NEXTDC, Ltd. (A)	3,984	31,731
nib holdings, Ltd.	21,443	85,468
Nick Scali, Ltd.	5,272	40,009
Nickel Mines, Ltd.	30,650	28,633
Nine Entertainment Company Holdings, Ltd.	72,050	152,261
NRW Holdings, Ltd.	25,786	38,775
Nufarm, Ltd. (A)	12,991	52,564
OceanaGold Corp. (A)	31,900	47,468
OFX Group, Ltd.	14,134	11,831
Omni Bridgeway, Ltd.	15,737	42,156
oOh!media, Ltd. (A)	31,712	42,202
Orora, Ltd.	40,091	92,840
OZ Minerals, Ltd.	18,111	315,899
Pacific Current Group, Ltd.	1,717	7,076
Pact Group Holdings, Ltd.	11,275	30,204
Peet, Ltd.	13,800	12,050
Pendal Group, Ltd.	11,153	55,197
Perenti Global, Ltd.	35,432	27,476
Perpetual, Ltd.	2,914	73,361
Perseus Mining, Ltd. (A)	68,083	55,658
Platinum Asset Management, Ltd.	14,631	55,735
Praemium, Ltd. (A)(B)	28,131	13,613
Premier Investments, Ltd.	4,691	93,071
Pro Medicus, Ltd. (B)	1,815	57,215
Qube Holdings, Ltd.	4,839	11,047
Ramelius Resources, Ltd.	29,377	33,075
Regis Healthcare, Ltd.	9,267	14,541
Regis Resources, Ltd. (B)	24,328	53,833
Resolute Mining, Ltd. (A)	43,558	14,623
Ridley Corp., Ltd.	19,540	17,862
Sandfire Resources, Ltd.	8,336	33,989
SeaLink Travel Group, Ltd.	2,432	16,948
Select Harvests, Ltd.	6,954	33,081
Senex Energy, Ltd. (B)	10,923	24,134
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Servcorp, Ltd.	3,171	$7,962
Service Stream, Ltd.	18,170	14,759
Seven West Media, Ltd. (A)(B)	85,038	30,502
SG Fleet Group, Ltd. (C)	7,879	15,478
Sigma Healthcare, Ltd. (A)	86,903	44,905
Silver Lake Resources, Ltd. (A)	29,625	33,799
SmartGroup Corp., Ltd.	4,591	22,167
Southern Cross Media Group, Ltd. (A)	17,291	27,344
Spark Infrastructure Group	75,397	124,601
SpeedCast International, Ltd. (A)(B)(C)	17,245	0
St. Barbara, Ltd.	32,796	49,154
Steadfast Group, Ltd.	37,803	109,830
Super Retail Group, Ltd.	7,649	68,720
Superloop, Ltd. (A)(B)	17,732	12,427
Syrah Resources, Ltd. (A)	36,700	29,368
Tassal Group, Ltd. (B)	15,770	40,064
Technology One, Ltd.	12,347	88,023
The Reject Shop, Ltd. (A)	2,561	12,277
The Star Entertainment Group, Ltd. (A)	37,406	108,262
Tiger Resources, Ltd. (A)(C)	92,816	2,594
United Malt Grp, Ltd.	15,585	48,276
Virtus Health, Ltd.	8,064	37,190
Viva Energy Group, Ltd. (D)	19,803	25,383
Vocus Group, Ltd. (A)	35,249	146,482
Webjet, Ltd. (A)	21,997	93,802
Western Areas, Ltd.	21,598	33,776
Westgold Resources, Ltd. (A)	16,604	25,240
Whitehaven Coal, Ltd. (A)	44,790	60,361
WPP AUNZ, Ltd.	25,254	12,512
		8,361,166
Austria - 1.8%
Agrana Beteiligungs AG	724	14,905
ams AG (A)	11,999	238,909
ANDRITZ AG	3,423	153,846
AT&S Austria Technologie & Systemtechnik AG	1,801	64,581
BAWAG Group AG (D)	2,108	108,733
CA Immobilien Anlagen AG	3,287	139,193
DO & Company AG (A)(B)	278	22,445
EVN AG	2,014	43,330
FACC AG (A)	1,116	11,880
Flughafen Wien AG (A)	265	9,069
IMMOFINANZ AG (A)	4,356	88,865
Kapsch TrafficCom AG (A)(B)	191	3,339
Lenzing AG (A)(B)	693	88,882
Mayr Melnhof Karton AG	439	90,277
Oesterreichische Post AG (B)	1,786	78,154
Palfinger AG	876	34,174
POLYTEC Holding AG (A)(B)	995	12,501
Porr AG (A)	648	11,847
Raiffeisen Bank International AG (A)	2,771	60,832
Rhi Magnesita NV	1,095	63,585
Rhi Magnesita NV (London Stock Exchange)	545	31,688
Rosenbauer International AG	174	10,080
S IMMO AG	2,772	69,666
S&T AG (A)(B)	1,838	45,725
Schoeller-Bleckmann Oilfield Equipment AG	710	31,836
Semperit AG Holding (A)	822	36,568
Strabag SE, Bearer Shares	893	31,554
Telekom Austria AG	7,836	61,755
UBM Development AG	411	18,273
UNIQA Insurance Group AG	6,525	48,961
Vienna Insurance Group AG	2,545	65,966

103

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
voestalpine AG	4,895	$202,716
Wienerberger AG	5,527	202,077
Zumtobel Group AG (A)	2,545	23,396
		2,219,608
Belgium - 1.4%
Ackermans & van Haaren NV	1,132	179,952
AGFA-Gevaert NV (A)	6,780	31,476
Akka Technologies (A)	603	15,731
Atenor	211	14,056
Banque Nationale de Belgique	12	25,755
Barco NV	3,168	74,313
Bekaert SA	2,225	93,039
Biocartis Group NV (A)(D)	2,587	13,566
bpost SA (A)	4,236	40,458
Celyad Oncology SA (A)	493	3,497
Cie d'Entreprises CFE (A)	416	41,814
D'ieteren SA/NV	1,085	106,102
Econocom Group SA/NV	6,435	25,212
Elia Group SA/NV	1,281	141,075
Etablissements Franz Colruyt NV	1,425	84,956
Euronav NV	8,334	76,285
EVS Broadcast Equipment SA	811	17,119
Exmar NV (A)(B)	1,567	6,550
Fagron	2,165	48,041
Gimv NV	1,197	71,575
Immobel SA	209	15,834
Ion Beam Applications	1,305	25,110
Kinepolis Group NV (A)(B)	585	30,295
Lotus Bakeries NV	13	68,745
Melexis NV	987	104,404
Ontex Group NV (A)	3,927	41,358
Orange Belgium SA	417	11,197
Oxurion NV (A)(B)	1,612	4,697
Picanol	88	7,777
Proximus SADP	3,323	72,302
Recticel SA	2,296	33,433
Sipef NV (A)	420	22,646
Telenet Group Holding NV	1,717	69,599
Tessenderlo Group SA (A)	1,141	50,084
Van de Velde NV	377	11,071
VGP NV	134	21,432
Viohalco SA	7,173	41,697
		1,742,253
Bermuda - 0.1%
Hiscox, Ltd. (A)	8,333	98,682
Cambodia - 0.0%
NagaCorp, Ltd.	40,000	47,422
Canada - 11.1%
5N Plus, Inc. (A)	3,515	12,866
Absolute Software Corp.	2,400	33,325
Advantage Oil & Gas, Ltd. (A)	11,500	21,688
Aecon Group, Inc.	4,500	69,575
Africa Oil Corp. (A)(B)	34,602	32,215
Ag Growth International, Inc.	1,100	38,846
AGF Management, Ltd., Class B	4,298	25,616
Aimia, Inc. (A)	7,777	31,994
AirBoss of America Corp.	1,500	48,042
Alamos Gold, Inc., Class A	21,806	170,395
Alaris Equity Partners Income	2,229	28,202
Alcanna, Inc. (A)	1,500	9,250
Algoma Central Corp.	700	9,581
AltaGas, Ltd.	9,839	163,944
Altius Minerals Corp.	3,100	37,026
Altus Group, Ltd.	1,818	87,435
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Andrew Peller, Ltd., Class A	2,300	$19,821
ARC Resources, Ltd. (B)	16,428	100,918
Aritzia, Inc. (A)	3,100	72,030
Atco, Ltd., Class I	1,054	34,991
Athabasca Oil Corp. (A)(B)	42,135	17,770
ATS Automation Tooling Systems, Inc. (A)	3,547	74,711
AutoCanada, Inc. (A)	1,985	48,334
Badger Daylighting, Ltd.	1,522	51,920
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	15,733	32,675
Bird Construction, Inc.	4,995	35,574
Black Diamond Group, Ltd. (A)	2,750	7,593
BlackBerry, Ltd. (A)	11,689	98,036
BlackBerry, Ltd. (New York Stock Exchange) (A)(B)	14,111	118,956
BMTC Group, Inc.	500	4,743
Bombardier, Inc., Class B (A)	22,356	17,256
Boralex, Inc., Class A	4,277	134,501
BRP, Inc.	1,379	119,575
Cameco Corp.	9,872	163,709
Cameco Corp. (New York Stock Exchange)	6,280	104,311
Canaccord Genuity Group, Inc.	3,431	31,397
Canacol Energy, Ltd.	7,565	21,671
Canada Goose Holdings, Inc. (A)(B)	2,213	86,868
Canadian Western Bank	4,515	114,932
Canfor Corp. (A)	3,704	76,721
Canfor Pulp Products, Inc. (A)	2,715	19,228
CanWel Building Materials Group, Ltd.	3,600	25,782
Capital Power Corp.	5,927	171,674
Capstone Mining Corp. (A)	29,467	97,074
Cardinal Energy, Ltd. (A)	5,530	11,529
Cascades, Inc.	5,723	71,634
Celestica, Inc. (A)	5,019	41,935
Celestica, Inc. (New York Stock Exchange) (A)	3,200	26,784
Centerra Gold, Inc.	12,177	107,749
CES Energy Solutions Corp. (A)	18,429	23,610
China Gold International Resources Corp., Ltd. (A)	18,050	48,547
CI Financial Corp.	7,400	106,875
Cineplex, Inc. (A)	2,000	18,954
Cogeco Communications, Inc.	563	52,864
Cogeco, Inc.	445	34,330
Colliers International Group, Inc.	1,400	137,560
Computer Modelling Group, Ltd.	4,420	20,224
Copper Mountain Mining Corp. (A)	8,800	21,778
Corby Spirit and Wine, Ltd.	700	9,787
Corus Entertainment, Inc., B Shares	11,806	53,736
Crescent Point Energy Corp.	9,519	39,691
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	70,056
Crew Energy, Inc. (A)	11,300	10,610
CRH Medical Corp. (A)	5,500	21,751
Cronos Group, Inc. (A)	2,170	20,514
Cronos Group, Inc. (Nasdaq Exchange) (A)	3,612	34,170
Denison Mines Corp. (A)(B)	33,028	36,006
Dexterra Group, Inc.	1,621	7,546
DIRTT Environmental Solutions (A)(B)	3,000	9,215
Dorel Industries, Inc., Class B (A)	2,900	29,284
DREAM Unlimited Corp., Class A	2,250	40,481
Dundee Precious Metals, Inc.	11,187	68,277
ECN Capital Corp.	16,900	105,297

104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
E-L Financial Corp., Ltd.	100	$73,605
Eldorado Gold Corp. (A)	9,374	101,296
Element Fleet Management Corp.	17,442	190,839
Endeavour Silver Corp. (A)(B)	6,945	34,374
Enerflex, Ltd.	6,400	41,302
Enerplus Corp. (B)	11,735	58,922
Enghouse Systems, Ltd.	1,800	83,490
Ensign Energy Services, Inc. (A)	9,800	8,734
Equitable Group, Inc.	696	69,894
ERO Copper Corp. (A)	2,900	49,914
Evertz Technologies, Ltd.	1,900	21,983
Exchange Income Corp.	568	18,188
Exco Technologies, Ltd.	1,500	12,688
Extendicare, Inc.	6,230	38,172
Fiera Capital Corp. (B)	3,035	24,078
Finning International, Inc.	7,181	182,625
Firm Capital Mortgage Investment Corp.	1,100	12,298
First Majestic Silver Corp. (A)(B)	7,681	119,796
First Mining Gold Corp. (A)(B)	39,000	11,172
First National Financial Corp.	700	27,561
Fission Uranium Corp. (A)(B)	19,500	8,069
Fortuna Silver Mines, Inc. (A)(B)	12,267	79,554
Freehold Royalties, Ltd.	7,229	41,705
Frontera Energy Corp.	2,200	11,221
Galiano Gold, Inc. (A)(B)	6,600	7,510
Gamehost, Inc. (A)	100	562
Gibson Energy, Inc. (B)	7,398	131,100
goeasy, Ltd.	672	66,901
Golden Star Resources, Ltd. (A)	5,011	14,793
Gran Tierra Energy, Inc. (A)	25,166	17,622
Great Canadian Gaming Corp. (A)	2,400	82,635
Guardian Capital Group, Ltd., Class A	600	14,085
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc. (A)	4,930	15,339
Heroux-Devtek, Inc. (A)	2,700	36,847
High Liner Foods, Inc.	1,773	18,962
Home Capital Group, Inc. (A)	3,379	82,895
Hudbay Minerals, Inc.	12,257	83,879
iA Financial Corp., Inc.	4,188	227,712
IAMGOLD Corp. (A)	29,827	88,767
Imperial Metals Corp. (A)	4,600	16,435
Information Services Corp.	800	15,654
Innergex Renewable Energy, Inc.	6,800	118,880
Inter Pipeline, Ltd.	11,943	170,777
Interfor Corp. (A)	3,520	79,268
International Petroleum Corp. (A)(B)	5,324	17,581
International Tower Hill Mines, Ltd. (A)	2,300	2,471
Intertape Polymer Group, Inc.	2,700	60,158
Ivanhoe Mines, Ltd., Class A (A)	31,171	160,481
Jamieson Wellness, Inc. (D)	1,500	43,889
Just Energy Group, Inc. (A)	11	11
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	20,019
Kelt Exploration, Ltd. (A)	10,445	22,108
Keyera Corp.	9,387	195,105
Kinaxis, Inc. (A)	1,068	124,638
Kingsway Financial Services, Inc. (A)	425	1,976
Knight Therapeutics, Inc. (A)	5,400	23,333
Labrador Iron Ore Royalty Corp. (B)	3,218	94,822
Largo Resources, Ltd. (A)	780	10,800
Lassonde Industries, Inc., Class A	200	27,373
Laurentian Bank of Canada	2,714	86,450
Leon's Furniture, Ltd.	1,883	34,448
Linamar Corp.	2,766	163,072
Lucara Diamond Corp. (A)	25,184	14,429
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Lundin Gold, Inc. (A)(B)	2,800	$21,924
Magellan Aerospace Corp.	900	7,387
Mainstreet Equity Corp. (A)	400	25,413
Major Drilling Group International, Inc. (A)	6,800	36,524
Maple Leaf Foods, Inc.	3,940	89,823
Martinrea International, Inc.	5,613	54,803
Medical Facilities Corp.	2,104	12,188
MEG Energy Corp. (A)	13,888	72,054
Melcor Developments, Ltd.	1,000	9,469
Methanex Corp.	2,100	77,486
Morguard Corp.	400	37,240
Morneau Shepell, Inc.	3,098	81,622
Mountain Province Diamonds, Inc. (A)	6,800	3,030
MTY Food Group, Inc. (A)	742	34,039
Mullen Group, Ltd.	5,582	54,101
New Gold, Inc. (A)	28,915	44,637
NFI Group, Inc. (B)	2,279	50,741
North American Construction Group, Ltd.	2,100	22,626
NuVista Energy, Ltd. (A)	15,505	29,241
Onex Corp.	3,233	201,075
Osisko Gold Royalties, Ltd.	7,696	84,756
Pan American Silver Corp., CVR (A)	19,100	16,617
Paramount Resources, Ltd., Class A (A)(B)	5,173	41,863
Parex Resources, Inc. (A)	7,016	125,112
Park Lawn Corp.	1,792	46,943
Parkland Corp.	6,410	192,601
Pason Systems, Inc.	5,636	39,825
Peyto Exploration & Development Corp.	10,197	43,248
Pinnacle Renewable Energy, Inc.	1,400	12,555
Pizza Pizza Royalty Corp.	1,729	14,295
PolyMet Mining Corp. (A)	1,185	3,753
PrairieSky Royalty, Ltd. (B)	9,727	104,879
Precision Drilling Corp. (A)	1,082	23,376
Premier Gold Mines, Ltd. (A)	4,127	9,130
Premium Brands Holdings Corp.	1,400	133,394
Pretium Resources, Inc. (A)	8,300	86,124
Quarterhill, Inc.	9,800	20,041
Questerre Energy Corp., Class A (A)(B)	19,444	2,862
Real Matters, Inc. (A)	3,500	39,827
Recipe Unlimited Corp. (A)	1,300	21,030
RF Capital Group, Inc.	1,848	3,103
Richelieu Hardware, Ltd.	3,100	101,878
Rogers Sugar, Inc. (B)	6,474	28,231
Roxgold, Inc. (A)	19,200	23,681
Russel Metals, Inc.	3,846	76,479
Sabina Gold & Silver Corp. (A)	20,475	29,490
Sagen MI Canada, Inc.	1,788	61,820
Sandstorm Gold, Ltd. (A)	12,031	81,662
Savaria Corp. (B)	2,300	32,083
Seabridge Gold, Inc. (A)	1,222	19,749
Secure Energy Services, Inc.	5,954	17,198
Seven Generations Energy, Ltd., Class A (A)	11,092	75,023
ShawCor, Ltd. (A)	4,173	17,632
Sienna Senior Living, Inc. (B)	3,606	41,090
Sierra Wireless, Inc. (A)	2,600	38,254
Sleep Country Canada Holdings, Inc. (D)	2,813	71,092
SNC-Lavalin Group, Inc.	6,640	142,131
Spin Master Corp. (A)(D)	1,400	39,091
Sprott, Inc. (B)	1,329	50,487
SSR Mining, Inc.	11,340	162,155
Stantec, Inc.	5,278	225,954

105

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Stella-Jones, Inc.	2,400	$97,360
Storm Resources, Ltd. (A)	9,300	20,203
SunOpta, Inc. (A)	5,608	82,913
Superior Plus Corp.	9,057	102,483
Surge Energy, Inc. (A)	21,600	10,485
Tamarack Valley Energy, Ltd. (A)(B)	11,685	22,037
Taseko Mines, Ltd. (A)	16,100	27,544
Tervita Corp. (A)	616	2,260
TFI International, Inc.	3,885	291,213
The North West Company, Inc.	1,606	46,658
Tidewater Midstream and Infrastructure, Ltd.	6,650	5,450
Timbercreek Financial Corp.	6,000	42,158
TLC Vision Corp. (A)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	68,951
Toromont Industries, Ltd.	2,552	195,335
Total Energy Services, Inc. (A)	3,132	9,770
Tourmaline Oil Corp.	11,571	220,242
TransAlta Corp.	16,382	155,125
TransAlta Renewables, Inc.	6,998	114,545
Transcontinental, Inc., Class A	3,683	64,827
Trevali Mining Corp. (A)(B)	37,134	5,762
Trican Well Service, Ltd. (A)	26,009	42,841
Tricon Residential, Inc.	5,668	58,002
Trisura Group, Ltd. (A)	300	28,410
Turquoise Hill Resources, Ltd. (A)	3,950	63,617
Uni-Select, Inc. (A)	3,401	24,546
Vecima Networks, Inc.	479	5,620
Vermilion Energy, Inc. (A)	4,600	33,419
Wajax Corp.	1,300	20,534
Wesdome Gold Mines, Ltd. (A)	8,000	53,091
Western Forest Products, Inc. (B)	25,850	37,231
Westshore Terminals Investment Corp. (B)	1,589	24,530
Whitecap Resources, Inc.	35,380	155,405
WildBrain, Ltd. (A)	10,382	23,462
Winpak, Ltd.	1,577	56,557
Yamana Gold, Inc.	34,116	148,224
Yellow Pages, Ltd.	200	1,953
Zenith Capital Corp. (A)	1,700	298
		13,447,831
China - 0.1%
FIH Mobile, Ltd. (A)(B)	195,000	27,638
Goodbaby International Holdings, Ltd. (A)	71,000	13,107
TK Group Holdings, Ltd.	26,000	10,010
Yangzijiang Shipbuilding Holdings, Ltd.	61,200	58,392
		109,147
Denmark - 2.0%
ALK-Abello A/S (A)	301	114,299
Alm Brand A/S	2,824	33,135
Amagerbanken A/S (A)(C)	25,580	0
Asetek A/S (A)	1,629	16,003
Bang & Olufsen A/S (A)	7,788	37,123
Bavarian Nordic A/S (A)	2,244	101,156
Better Collective A/S (A)	476	11,647
Chemometec A/S	382	36,129
D/S Norden A/S	2,246	52,008
Dfds A/S (A)	1,797	91,887
FLSmidth & Company A/S	1,871	71,679
H Lundbeck A/S	441	15,059
H+H International A/S, Class B (A)	1,146	29,499
INVISIO AB	481	11,486
ISS A/S (A)	4,208	78,425
Jeudan A/S (A)	380	14,936
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Jyske Bank A/S (A)	2,627	$125,359
Lan & Spar Bank A/S	225	18,086
Matas A/S (A)	2,910	38,111
Netcompany Group A/S (B)(D)	1,289	122,773
Nilfisk Holding A/S (A)	903	27,538
NKT A/S (A)	2,270	98,613
NNIT A/S (D)	479	8,033
Pandora A/S	201	21,497
Per Aarsleff Holding A/S	883	38,347
Ringkjoebing Landbobank A/S	1,224	119,569
Rockwool International A/S, A Shares	83	31,058
Rockwool International A/S, B Shares	230	96,806
Royal Unibrew A/S	2,332	243,772
Scandinavian Tobacco Group A/S (D)	2,633	50,540
Schouw & Company A/S	666	69,662
SimCorp A/S	2,011	248,995
Solar A/S, B Shares	410	30,948
SP Group A/S	203	10,720
Spar Nord Bank A/S (A)	4,967	53,015
Sydbank AS	3,132	84,381
The Drilling Company of 1972 A/S (A)	190	7,533
Tivoli A/S (A)	102	12,026
Topdanmark AS	2,221	101,299
United International Enterprises, Ltd.	128	33,625
Vestjysk Bank A/S (A)	23,113	12,465
Zealand Pharma A/S (A)	1,273	40,271
		2,459,513
Finland - 2.5%
Adapteo OYJ (A)	1,982	25,450
Aktia Bank OYJ	2,328	26,874
Alma Media OYJ	1,962	20,716
BasWare OYJ (A)	538	23,122
Bittium OYJ (B)	2,708	20,985
Cargotec OYJ, B Shares	2,007	108,607
Caverion OYJ	3,325	20,167
Citycon OYJ	4,136	34,411
Enento Group OYJ (A)(D)	860	35,405
Ferratum OYJ (A)	459	3,395
Finnair OYJ (A)(B)	44,891	37,333
Fiskars OYJ ABP	2,196	40,875
F-Secure OYJ	7,159	33,912
HKScan OYJ, A Shares (A)	316	849
Huhtamaki OYJ	4,496	203,447
Kemira OYJ	5,531	84,966
Kojamo OYJ	3,423	67,056
Konecranes OYJ	3,667	163,430
Lassila & Tikanoja OYJ	1,929	31,608
Lehto Group OYJ (A)	1,738	3,598
Metsa Board OYJ	9,241	100,621
Metso Outotec OYJ	28,454	317,253
Neles OYJ	6,038	76,657
Nokian Renkaat OYJ	6,362	230,447
Olvi OYJ, A Shares	721	41,165
Oriola OYJ, B Shares	9,290	22,341
Orion OYJ, Class A	1,226	52,707
Orion OYJ, Class B	4,866	194,965
Outokumpu OYJ (A)	11,683	67,694
Pihlajalinna OYJ (A)	1,193	16,230
Ponsse OYJ	543	24,051
QT Group OYJ (A)	770	80,689
Raisio OYJ, V Shares	8,267	37,952
Revenio Group OYJ	643	38,178
Sanoma OYJ	4,094	68,768
Terveystalo OYJ (D)	2,161	29,994
TietoEVRY OYJ	3,679	114,002

106

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Tikkurila OYJ	2,016	$80,037
Tokmanni Group Corp.	2,813	65,926
Uponor OYJ	2,026	44,968
Vaisala OYJ, A Shares	952	35,572
Valmet OYJ	6,269	228,260
Wartsila OYJ ABP	6,068	63,610
YIT OYJ	8,449	44,917
		3,063,210
France - 3.9%
ABC arbitrage	1,202	10,222
AKWEL	725	25,397
Albioma SA	1,751	85,815
ALD SA (D)	1,653	24,177
Altamir	752	20,807
Alten SA (A)	1,382	162,143
Assystem SA	1,078	32,479
Aubay	399	20,161
Axway Software SA	531	16,748
Bastide le Confort Medical	256	14,687
Beneteau SA (A)	2,839	39,787
Boiron SA	274	11,496
Bonduelle SCA	1,027	25,733
Burelle SA	15	15,894
Casino Guichard Perrachon SA (A)(B)	2,173	72,392
Cegedim SA (A)	186	5,235
CGG SA (A)	29,813	35,754
Chargeurs SA	1,414	38,314
Cie des Alpes (A)	499	12,816
Cie Plastic Omnium SA	3,159	115,611
Coface SA (A)	5,646	62,382
Derichebourg SA (A)	6,625	54,217
Electricite de Strasbourg SA	31	4,254
Elior Group SA (D)	4,760	35,274
Elis SA (A)	7,872	128,487
Eramet SA (A)	445	31,548
Etablissements Maurel et Prom SA (A)	1,561	3,671
Europcar Mobility Group (A)(B)(D)	13,804	4,432
Eutelsat Communications SA	9,105	110,765
Exel Industries SA, A Shares (A)	89	6,993
Faurecia SE	3,145	167,350
Fnac Darty SA (A)	1,052	64,511
Gaztransport Et Technigaz SA	1,087	86,605
Groupe Crit (A)	163	13,375
Haulotte Group SA	962	6,819
ID Logistics Group (A)	176	47,068
Imerys SA	1,434	69,742
Ipsen SA	706	60,522
IPSOS	1,620	61,119
JCDecaux SA (A)	1,852	46,689
Kaufman & Broad SA	901	38,913
Korian SA	3,175	110,189
Lagardere SCA (A)	3,040	79,824
Laurent-Perrier	110	10,243
Lectra	1,346	44,504
LISI	1,205	35,113
Maisons du Monde SA (D)	1,925	42,576
Manitou BF SA	880	29,509
Manutan International	105	8,734
Mersen SA (A)	1,171	40,756
Metropole Television SA (A)	1,324	28,275
Neoen SA (A)(B)(D)	1,095	54,893
Nexans SA (A)	1,883	166,615
Nexity SA	1,974	97,282
NRJ Group (A)	782	5,972
Onxeo SA (A)	4,617	3,900
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Orpea SA	282	$32,655
Plastivaloire (A)	383	3,627
Quadient SA	2,721	65,321
Recylex SA (A)(C)	1,058	2,293
Rexel SA	15,736	311,482
Robertet SA	28	30,390
Rothschild & Company (A)	1,372	49,562
Rubis SCA	3,635	172,028
Savencia SA	372	31,751
SCOR SE	6,197	211,089
SMCP SA (A)(D)	1,921	13,822
Societe BIC SA (B)	1,252	73,286
Societe pour l'Informatique Industrielle	438	13,043
SOITEC (A)	1,176	240,056
Solocal Group (A)(B)	6,121	20,609
Somfy SA	326	54,496
Sopra Steria Group (A)	705	117,805
SPIE SA (A)	6,716	160,667
Stef SA	202	21,231
Synergie SE	557	21,182
Tarkett SA (A)	1,942	30,977
Technicolor SA (A)	685	2,247
Television Francaise 1 (A)	3,803	34,584
Thermador Groupe	453	41,123
Tikehau Capital SCA (B)	1,205	35,758
Trigano SA	463	86,539
Valeo SA	830	28,160
Vallourec SA (A)(B)	493	16,734
Valneva SE (A)(B)	2,831	35,149
Verallia SA (D)	287	10,339
Vetoquinol SA	155	17,905
Vicat SA	789	38,290
VIEL & Cie SA	3,220	22,275
Vilmorin & Cie SA	614	43,592
Virbac SA (A)	180	46,316
		4,785,172
Gabon - 0.0%
Total Gabon	20	3,317
Georgia - 0.0%
Bank of Georgia Group PLC (A)	2,491	37,774
Georgia Capital PLC (A)	1,145	9,131
TBC Bank Group PLC (A)	239	3,243
		50,148
Germany - 6.2%
1&1 Drillisch AG	2,192	61,591
7C Solarparken AG	3,210	15,350
Aareal Bank AG (A)	2,902	82,381
ADVA Optical Networking SE (A)	3,719	44,150
AIXTRON SE (A)	3,257	74,031
Allgeier SE (B)	498	14,309
Atoss Software AG	218	41,350
Aurubis AG	2,018	167,246
Basler AG	162	18,654
BayWa AG	1,025	45,213
Bechtle AG	703	131,880
Bertrandt AG	394	21,470
Bijou Brigitte AG (A)	340	9,612
Bilfinger SE	1,781	65,179
Borussia Dortmund GmbH & Company KGaA (A)	3,564	22,688
CANCOM SE	1,836	105,880
CECONOMY AG (A)	8,144	47,167
CENIT AG (A)	446	7,013
Cewe Stiftung & Company KGAA	406	57,339

107

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Commerzbank AG (A)	33,086	$203,037
CompuGroup Medical SE & Company KgaA	1,135	95,928
CropEnergies AG	1,544	21,654
CTS Eventim AG & Company KGaA (A)	2,927	169,979
Dermapharm Holding SE	524	37,478
Deutsche Beteiligungs AG	854	38,526
Deutsche EuroShop AG (A)	2,527	52,665
Deutsche Lufthansa AG (A)	3,811	50,547
Deutsche Pfandbriefbank AG (A)(D)	7,700	89,693
Deutz AG (A)	7,260	54,289
DIC Asset AG	3,005	52,055
Dr. Hoenle AG	420	23,435
Draegerwerk AG & Company KGaA	82	6,219
Duerr AG	2,558	106,505
Eckert & Ziegler Strahlen- und Medizintechnik AG	653	52,133
Elmos Semiconductor SE	392	16,483
ElringKlinger AG (A)	2,576	37,823
Encavis AG (B)	2,727	51,688
Evotec SE (A)	4,957	178,601
Fielmann AG (A)	1,241	99,015
First Sensor AG	433	20,619
flatexDEGIRO AG (A)	523	48,470
Fraport AG Frankfurt Airport Services Worldwide (A)	907	55,106
Freenet AG	6,277	150,368
FUCHS PETROLUB SE	1,085	43,674
GEA Group AG	7,088	290,721
Gerresheimer AG	1,721	170,926
GFT Technologies SE	961	17,826
GRENKE AG	500	18,973
H&R GmbH & Company KGaA (A)	1,324	9,474
Hamburger Hafen und Logistik AG	1,330	29,466
Heidelberger Druckmaschinen AG (A)	18,003	24,270
Hella GmbH & Company KGaA (A)	1,867	104,839
HOCHTIEF AG	772	69,116
Hornbach Baumarkt AG	590	24,814
Hornbach Holding AG & Company KGaA	497	48,538
HUGO BOSS AG	3,312	130,143
Hypoport SE (A)	129	68,418
Indus Holding AG	975	40,486
Instone Real Estate Group AG (A)(D)	1,769	48,634
Jenoptik AG	2,990	89,865
JOST Werke AG (A)(D)	356	22,509
K+S AG	10,944	108,892
Kloeckner & Company SE (A)	5,538	69,746
Koenig & Bauer AG (A)(B)	912	27,194
Krones AG	775	62,957
KWS Saat SE & Company KGaA	381	32,996
LANXESS AG	3,923	289,537
Leifheit AG	437	23,158
Leoni AG (A)	2,398	30,084
LPKF Laser & Electronics AG	1,100	30,768
Manz AG (A)	233	14,481
Medigene AG (A)	760	3,477
METRO AG	3,100	32,738
MLP SE	5,864	48,340
Nagarro SE (A)	498	54,682
New Work SE	128	33,221
Nexus AG	866	55,664
Nordex SE (A)	4,553	146,090
Norma Group SE	1,379	65,461
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
OHB SE (A)	399	$16,524
PATRIZIA AG	2,719	68,835
Pfeiffer Vacuum Technology AG	256	46,541
PNE AG	4,544	39,402
ProSiebenSat.1 Media SE (A)	10,428	212,962
PSI Software AG	815	25,634
q.beyond AG	6,549	14,531
Rheinmetall AG	2,219	225,059
SAF-Holland SE (A)	4,007	58,397
Salzgitter AG (A)	1,978	61,769
SGL Carbon SE (A)	1,013	7,179
Siltronic AG	981	155,349
Sixt SE (A)	694	91,768
SMA Solar Technology AG (A)	916	53,885
Software AG	2,610	109,952
STRATEC SE	407	54,977
Stroeer SE & Company KGaA	1,454	118,469
Suedzucker AG	3,535	59,920
SUESS MicroTec SE (A)	1,803	56,300
TAG Immobilien AG (A)	6,907	197,154
Takkt AG	2,476	37,481
Technotrans SE (A)	530	15,896
Tele Columbus AG (A)(D)	1,029	3,812
thyssenkrupp AG (A)	9,803	130,930
Traffic Systems SE	106	4,337
Varta AG (A)(B)	624	91,842
VERBIO Vereinigte BioEnergie AG	1,482	63,822
Vossloh AG (A)	859	42,761
Wacker Chemie AG	759	107,984
Wacker Neuson SE (A)	2,039	48,819
Washtec AG (A)	611	35,120
Wuestenrot & Wuerttembergische AG	1,566	32,652
Zeal Network SE	349	17,952
zooplus AG (A)	199	56,845
		7,491,857
Gibraltar - 0.1%
888 Holdings PLC	12,231	66,551
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	71
TT Hellenic Postbank SA (A)(C)	12,594	0
		71
Guernsey, Channel Islands - 0.0%
Burford Capital, Ltd. (A)	2,002	17,336
Raven Property Group, Ltd. (A)	5,155	2,096
		19,432
Hong Kong - 2.4%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
Allied Group, Ltd.	120,000	49,500
APAC Resources, Ltd.	15,396	2,347
Apollo Future Mobility Group, Ltd. (A)(B)	56,000	3,604
Asia Financial Holdings, Ltd.	14,000	7,201
ASM Pacific Technology, Ltd.	6,800	87,024
Associated International Hotels, Ltd.	28,000	49,493
BOE Varitronix, Ltd.	18,000	7,890
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	12,981
Burwill Holdings, Ltd. (A)(C)	292,000	2,667
Cafe de Coral Holdings, Ltd.	18,000	39,123
Cathay Pacific Airways, Ltd. (A)	12,000	11,228
Chen Hsong Holdings	10,000	3,118
Cheuk Nang Holdings, Ltd.	3,708	1,362

108

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Energy Development Holdings, Ltd. (A)	634,000	$8,229
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	15,814
Chinese Estates Holdings, Ltd.	22,000	11,473
Chong Hing Bank, Ltd.	10,000	12,688
Chow Sang Sang Holdings International, Ltd.	22,000	34,055
Chuang's Consortium International, Ltd.	30,948	4,231
CITIC Telecom International Holdings, Ltd.	59,000	20,900
CMBC Capital Holdings, Ltd. (B)	430,000	5,851
CSI Properties, Ltd.	245,066	7,888
Dah Sing Banking Group, Ltd.	18,000	20,372
Dah Sing Financial Holdings, Ltd.	6,520	21,513
Dynamic Holdings, Ltd.	8,000	13,782
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	3,540
Emperor Entertainment Hotel, Ltd.	40,000	5,467
Emperor International Holdings, Ltd.	97,333	13,899
Esprit Holdings, Ltd. (A)	117,900	11,713
Fairwood Holdings, Ltd.	3,500	7,675
Far East Consortium International, Ltd.	86,473	32,740
First Pacific Company, Ltd.	146,000	48,271
Giordano International, Ltd.	82,000	16,427
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
Great Eagle Holdings, Ltd.	10,000	34,744
G-Resources Group, Ltd. (A)	2,014,800	12,500
Guotai Junan International Holdings, Ltd.	207,000	38,227
Haitong International Securities Group, Ltd.	114,070	36,475
Hang Lung Group, Ltd.	31,000	78,582
Hanison Construction Holdings, Ltd.	27,441	4,457
Harbour Centre Development, Ltd.	38,000	38,366
HKBN, Ltd.	36,000	52,437
HKR International, Ltd.	51,920	21,566
Hong Kong Ferry Holdings Company, Ltd.	29,000	22,456
Hongkong Chinese, Ltd.	66,000	5,780
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,654
Hutchison Port Holdings Trust	161,400	36,416
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	15,255
Hysan Development Company, Ltd.	25,000	97,829
IT, Ltd. (A)	44,601	16,518
Johnson Electric Holdings, Ltd.	20,500	55,290
K Wah International Holdings, Ltd.	80,000	41,562
Kerry Logistics Network, Ltd.	24,000	71,957
Kerry Properties, Ltd.	28,500	92,170
Kingston Financial Group, Ltd.	38,000	2,886
Kowloon Development Company, Ltd.	22,000	24,216
Lai Sun Development Company, Ltd. (A)	15,320	12,648
Landing International Development, Ltd. (A)	75,600	3,025
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	22,500	3,453
Lifestyle International Holdings, Ltd. (A)	25,000	21,841
Lippo China Resources, Ltd.	36,000	686
Liu Chong Hing Investment, Ltd.	16,000	15,184
Luk Fook Holdings International, Ltd.	15,000	41,373
Mandarin Oriental International, Ltd. (A)	8,000	14,258
Mason Group Holdings, Ltd. (A)	1,548,800	8,063
Melco International Development, Ltd.	33,000	67,363
MH Development, Ltd. (A)(C)	16,000	2,387
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Midland Holdings, Ltd. (A)	34,734	$4,291
Miramar Hotel & Investment	15,000	28,123
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	5,250
NWS Holdings, Ltd.	52,000	55,127
Oshidori International Holdings, Ltd. (A)	204,000	16,883
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	79,622
Pacific Century Premium Developments, Ltd. (A)	2,376	233
Pacific Textiles Holdings, Ltd.	42,000	26,924
Paliburg Holdings, Ltd.	46,000	12,506
PCCW, Ltd.	122,590	69,230
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Shape Medical, Ltd.	32,000	18,320
Pico Far East Holdings, Ltd.	60,000	9,548
Polytec Asset Holdings, Ltd.	210,940	39,400
Public Financial Holdings, Ltd.	24,000	6,742
PYI Corp., Ltd. (A)	74,400	3,734
Regal Hotels International Holdings, Ltd.	36,000	14,269
Regina Miracle International Holdings, Ltd. (D)	17,000	5,022
Sa Sa International Holdings, Ltd. (A)	64,847	14,914
SEA Holdings, Ltd.	19,268	19,229
Shangri-La Asia, Ltd. (A)	46,000	46,017
Shenwan Hongyuan HK, Ltd.	20,000	2,653
Shun Tak Holdings, Ltd.	80,250	24,633
Singamas Container Holdings, Ltd.	114,000	8,806
SITC International Holdings Company, Ltd.	51,000	173,569
SmarTone Telecommunications Holdings, Ltd.	31,500	18,404
South China Holdings Company, Ltd. (A)	640,000	9,796
Stella International Holdings, Ltd.	20,000	25,297
Summit Ascent Holdings, Ltd. (A)	90,000	9,993
Sun Hung Kai & Company, Ltd.	45,000	22,936
SUNeVision Holdings, Ltd.	18,000	18,650
TAI Cheung Holdings, Ltd.	33,000	21,094
Tao Heung Holdings, Ltd.	14,000	1,719
Television Broadcasts, Ltd.	19,100	19,917
Texwinca Holdings, Ltd.	60,000	13,778
The Hongkong & Shanghai Hotels, Ltd.	31,903	31,776
The United Laboratories International Holdings, Ltd.	42,000	31,108
Town Health International Medical Group, Ltd. (A)(B)	261,361	12,775
Tradelink Electronic Commerce, Ltd.	50,000	7,410
Transport International Holdings, Ltd.	11,721	23,386
Upbest Group, Ltd.	164,000	17,858
Value Partners Group, Ltd.	40,000	27,324
Vitasoy International Holdings, Ltd.	26,000	100,078
VSTECS Holdings, Ltd.	45,200	41,226
VTech Holdings, Ltd.	6,900	62,160
Wai Kee Holdings, Ltd.	24,000	13,063
Wealthking Investments, Ltd. (A)	32,000	3,693
Wing On Company International, Ltd.	4,000	8,843
Wing Tai Properties, Ltd.	70,000	38,743
Yue Yuen Industrial Holdings, Ltd.	30,000	75,024
Yunfeng Financial Group, Ltd. (A)	26,000	9,873
Zhaobangji Properties Holdings, Ltd. (A)	88,000	8,494
		2,951,153
Ireland - 0.6%
AIB Group PLC (A)	9,959	25,948
Bank of Ireland Group PLC (A)	33,477	166,018

109

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
C&C Group PLC (A)	13,557	$52,399
Cairn Homes PLC (A)	9,684	11,818
FBD Holdings PLC (A)	778	6,303
Glanbia PLC	7,811	115,485
Grafton Group PLC (A)	12,147	171,452
Greencore Group PLC (A)	23,830	51,497
Hostelworld Group PLC (A)(D)	3,065	3,294
Irish Continental Group PLC	5,309	26,629
UDG Healthcare PLC	11,802	127,800
		758,643
Isle of Man - 0.1%
Hansard Global PLC	6,816	4,580
Playtech PLC (A)	15,546	94,723
Strix Group PLC	6,042	22,429
		121,732
Israel - 1.3%
AFI Properties, Ltd. (A)	603	21,058
Airport City, Ltd. (A)	1,655	23,261
Allot, Ltd. (A)	2,103	32,909
Alrov Properties and Lodgings, Ltd. (A)	399	18,677
Ashtrom Group, Ltd.	2,084	39,144
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	14,009
Bayside Land Corp., Ltd.	5,000	39,874
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	7,586
Big Shopping Centers, Ltd. (A)	381	41,111
Blue Square Real Estate, Ltd.	215	14,909
Camtek, Ltd. (A)	1,035	29,819
Cellcom Israel, Ltd. (A)	2,791	10,452
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	32,400
Danel Adir Yeoshua, Ltd.	134	21,987
Delek Automotive Systems, Ltd.	1,858	22,716
Delek Group, Ltd. (A)	92	4,636
Delta Galil Industries, Ltd. (A)	618	15,270
Electra Consumer Products 1970, Ltd.	445	19,229
Electra, Ltd.	91	47,470
Enlight Renewable Energy, Ltd. (A)	25,384	47,581
Equital, Ltd. (A)	992	24,093
Evogene, Ltd. (A)	3,768	18,991
Formula Systems 1985, Ltd.	549	48,561
Fox Wizel, Ltd.	488	55,744
Gilat Satellite Networks, Ltd.	1,452	15,186
Hadera Paper, Ltd.	244	15,689
Harel Insurance Investments & Financial Services, Ltd.	4,995	50,512
Hilan, Ltd.	803	38,083
IDI Insurance Company, Ltd.	440	16,685
Inrom Construction Industries, Ltd.	4,264	21,062
Isracard, Ltd. (A)	6,691	23,008
Isras Investment Company, Ltd.	142	27,363
Kamada, Ltd. (A)	1,616	9,883
Magic Software Enterprises, Ltd.	1,349	20,958
Matrix IT, Ltd.	2,095	50,247
Maytronics, Ltd.	1,808	32,886
Mediterranean Towers, Ltd.	4,044	11,238
Mega Or Holdings, Ltd.	757	22,357
Mehadrin, Ltd. (A)	15	653
Menora Mivtachim Holdings, Ltd.	1,766	36,639
Migdal Insurance & Financial Holdings, Ltd. (A)	27,734	32,128
Mivne Real Estate KD, Ltd.	19,611	48,274
Mivtach Shamir Holdings, Ltd. (A)	397	12,183
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	9,360
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Nova Measuring Instruments, Ltd. (A)	838	$73,549
Novolog, Ltd.	20,186	18,068
Oil Refineries, Ltd. (A)	102,102	23,701
One Software Technologies, Ltd.	170	22,149
OPC Energy, Ltd. (A)	1,963	20,042
Partner Communications Company, Ltd. (A)	6,688	32,401
Paz Oil Company, Ltd.	525	48,195
Plasson Industries, Ltd.	241	11,461
Plus500, Ltd.	4,106	79,261
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	29,194
Sano-Brunos Enterprises, Ltd.	145	12,683
Scope Metals Group, Ltd.	377	9,400
Shikun & Binui, Ltd. (A)	108	625
Shufersal, Ltd.	1,535	12,629
Summit Real Estate Holdings, Ltd. (A)	2,363	34,798
The Phoenix Holdings, Ltd. (A)	5,097	44,735
YH Dimri Construction & Development, Ltd.	285	15,596
		1,634,368
Italy - 3.4%
A2A SpA	74,015	134,715
ACEA SpA	2,494	54,509
Amplifon SpA (A)(B)	1,917	71,333
Anima Holding SpA (D)	14,880	76,594
Aquafil SpA (A)	969	5,932
Arnoldo Mondadori Editore SpA (A)	12,613	23,051
Ascopiave SpA	4,243	19,423
Autogrill SpA (A)(B)	6,245	51,682
Avio SpA (A)	877	12,620
Azimut Holding SpA	5,291	120,530
Banca Generali SpA	2,509	88,290
Banca IFIS SpA	1,607	21,202
Banca Mediolanum SpA	3,386	31,941
Banca Popolare di Sondrio SCPA (A)	20,545	68,732
Banca Profilo SpA	24,032	6,834
Banco BPM SpA (A)	97,273	277,471
BFF Bank SpA (D)	4,563	33,530
Biesse SpA (A)	835	23,937
BPER Banca	48,081	105,685
Brunello Cucinelli SpA (A)	1,411	60,683
Buzzi Unicem SpA	4,670	121,304
Cairo Communication SpA (A)	4,712	8,708
Cementir Holding NV	4,165	42,747
Cerved Group SpA (A)	8,475	93,733
CIR SpA-Compagnie Industriali (A)	60,979	33,939
Credito Emiliano SpA (A)	6,238	36,411
Credito Valtellinese SpA (A)	5,043	72,079
Danieli & C Officine Meccaniche SpA	788	19,814
Danieli & C Officine Meccaniche SpA, Savings Shares	905	13,861
De' Longhi SpA	2,476	100,005
DeA Capital SpA (A)	4,665	7,902
ERG SpA	2,242	66,654
Esprinet SpA (A)	3,554	44,808
Eurotech SpA (A)(B)	1,562	9,445
Fincantieri SpA (A)(B)	18,635	15,278
Freni Brembo SpA (A)	5,113	63,645
Geox SpA (A)(B)	8,390	8,072
Gruppo MutuiOnline SpA	2,096	110,440
Hera SpA	41,143	157,763
IMMSI SpA (A)	6,756	3,651
Interpump Group SpA	2,122	106,948
Iren SpA	30,720	84,962

110

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Italgas SpA	21,638	$140,520
Italmobiliare SpA	1,039	34,958
Juventus Football Club SpA (A)	30,558	28,129
Leonardo SpA	10,796	87,336
Maire Tecnimont SpA (A)(B)	10,323	30,325
Mediaset SpA (A)	18,917	54,385
Mediobanca Banca di Credito Finanziario SpA (A)	7,721	85,559
OVS SpA (A)(B)(D)	9,134	14,381
Piaggio & C SpA	11,658	44,208
Pirelli & C. SpA (A)(D)	17,419	102,119
Prima Industrie SpA (A)	178	4,682
Prysmian SpA	3,756	121,958
RAI Way SpA (D)	5,678	32,039
Reno de Medici SpA	15,969	21,363
Reply SpA	1,027	129,972
Safilo Group SpA (A)(B)	2,378	2,538
Saipem SpA (B)	30,422	82,881
Saras SpA (A)(B)	28,012	18,979
Sesa SpA (A)	320	39,084
Societa Cattolica di Assicurazioni SC (A)(B)	7,555	44,321
Sogefi SpA (A)	3,551	5,522
SOL SpA	2,802	55,056
Tamburi Investment Partners SpA	5,435	48,282
Technogym SpA (A)(D)	3,895	45,231
Tinexta SpA (A)	1,069	28,327
Tod's SpA (A)	590	19,273
Unieuro SpA (A)(D)	707	17,935
Unipol Gruppo SpA	18,665	103,967
UnipolSai Assicurazioni SpA	16,843	50,594
Webuild SpA (B)	14,544	30,423
Zignago Vetro SpA	1,669	31,685
		4,066,895
Japan - 20.9%
Access Company, Ltd. (A)	2,300	17,360
Achilles Corp.	1,000	13,432
Adastria Company, Ltd.	920	16,908
ADEKA Corp.	4,700	92,384
Advan Company, Ltd.	1,000	9,209
Aeon Delight Company, Ltd.	800	23,349
Aeon Fantasy Company, Ltd.	400	8,796
AEON Financial Service Company, Ltd.	900	12,104
Aeon Hokkaido Corp.	1,800	19,739
Aeria, Inc. (B)	700	3,980
Ai Holdings Corp.	1,900	37,761
Aica Kogyo Company, Ltd.	400	14,446
Aichi Corp.	3,200	25,779
Aichi Steel Corp.	700	23,521
Aida Engineering, Ltd.	4,500	40,452
Aiful Corp. (A)	15,500	44,935
Ain Holdings, Inc.	600	38,797
Airport Facilities Company, Ltd.	1,200	6,372
Aisan Industry Company, Ltd.	2,500	15,195
Aizawa Securities Company, Ltd. (B)	2,400	21,786
Akatsuki, Inc.	400	16,230
Akebono Brake Industry Company, Ltd. (A)	9,400	16,684
Albis Company, Ltd.	500	11,136
Alconix Corp.	1,600	23,970
Alpen Company, Ltd.	1,100	23,632
Altech Corp.	1,100	21,843
Amano Corp.	1,800	43,785
Anest Iwata Corp.	1,800	16,840
Anicom Holdings, Inc.	1,100	10,025
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
AOI TYO Holdings, Inc.	1,200	$7,677
AOKI Holdings, Inc. (B)	3,100	17,332
Aoyama Trading Company, Ltd. (A)	2,500	18,760
Aozora Bank, Ltd.	1,300	29,807
Arakawa Chemical Industries, Ltd.	1,400	16,710
Arata Corp.	700	31,070
Arcland Sakamoto Company, Ltd.	800	12,311
Arcland Service Holdings Company, Ltd.	1,000	19,749
Arcs Company, Ltd.	2,125	45,989
Arealink Company, Ltd.	500	5,246
Argo Graphics, Inc.	1,000	28,758
Arisawa Manufacturing Company, Ltd.	2,900	26,257
ARTERIA Networks Corp.	1,600	23,782
Aruhi Corp.	900	14,696
Asahi Company, Ltd.	800	11,604
Asahi Diamond Industrial Company, Ltd. (B)	3,900	18,753
Asahi Holdings, Inc. (B)	3,600	69,152
ASAHI YUKIZAI Corp.	1,200	16,290
Asanuma Corp.	700	28,328
Asia Pile Holdings Corp.	3,300	15,951
ASKA Pharmaceutical Company, Ltd.	1,600	21,396
ASKUL Corp.	500	19,147
Ateam, Inc.	800	12,433
Atom Corp. (B)	5,000	34,610
Atsugi Company, Ltd. (A)	1,200	6,036
Autobacs Seven Company, Ltd.	3,000	40,736
Avex, Inc.	2,500	30,935
Axell Corp.	100	894
Axial Retailing, Inc.	800	34,869
Bando Chemical Industries, Ltd.	2,500	16,901
Bank of the Ryukyus, Ltd.	3,000	21,163
Belc Company, Ltd.	500	27,897
Bell System24 Holdings, Inc.	2,400	41,119
Belluna Company, Ltd.	3,300	38,822
Benesse Holdings, Inc.	2,200	46,344
BeNEXT Group, Inc. (B)	2,186	34,938
Bengo4.com, Inc. (A)	300	23,674
Bic Camera, Inc.	1,200	13,482
BML, Inc.	1,000	34,624
Bourbon Corp.	500	9,948
Broadleaf Company, Ltd.	4,600	22,630
Bunka Shutter Company, Ltd.	5,000	47,665
C Uyemura & Company, Ltd.	400	28,517
Can Do Company, Ltd.	900	16,365
Canon Electronics, Inc.	1,700	26,509
Carlit Holdings Company, Ltd.	2,100	13,926
Cawachi, Ltd.	900	23,448
Central Glass Company, Ltd.	1,900	40,502
Central Security Patrols Company, Ltd.	300	9,254
Central Sports Company, Ltd. (B)	600	13,586
Change, Inc. (A)(B)	900	29,132
Chilled & Frozen Logistics Holdings Company, Ltd. (B)	1,600	26,191
Chino Corp.	400	5,260
Chiyoda Company, Ltd.	800	7,177
Chiyoda Integre Company, Ltd.	800	13,748
Chofu Seisakusho Company, Ltd.	1,700	33,446
Chori Company, Ltd.	1,200	18,303
Chubu Shiryo Company, Ltd.	2,000	25,971
Chudenko Corp.	1,900	40,523
Chuetsu Pulp & Paper Company, Ltd. (A)	500	5,731
Chugai Ro Company, Ltd. (B)	500	9,589
Chugoku Marine Paints, Ltd.	4,000	36,052

111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
CI Takiron Corp.	3,000	$18,434
Citizen Watch Company, Ltd. (B)	16,000	54,825
Cleanup Corp.	2,100	10,324
CMIC Holdings Company, Ltd.	1,200	16,719
CMK Corp.	3,700	16,087
cocokara fine, Inc. (B)	840	64,695
Computer Engineering & Consulting, Ltd.	1,800	23,444
Comture Corp.	1,000	24,229
CONEXIO Corp.	1,300	16,313
Corona Corp.	300	2,585
Cosel Company, Ltd.	1,200	11,881
Cosmo Energy Holdings Company, Ltd.	2,900	69,254
Cota Company, Ltd. (B)	484	6,887
Create Restaurants Holdings, Inc. (A)(B)	5,000	39,100
Create SD Holdings Company, Ltd.	600	19,543
Credit Saison Company, Ltd.	1,100	13,259
CTS Company, Ltd.	1,900	14,714
Curves Holdings Company, Ltd.	2,000	18,227
Cybozu, Inc.	900	18,212
Dai Nippon Toryo Company, Ltd.	1,200	9,862
Daibiru Corp.	3,400	43,986
Daicel Corp.	3,000	23,115
Dai-Dan Company, Ltd.	1,000	26,819
Daido Metal Company, Ltd.	1,900	10,113
Daido Steel Company, Ltd.	1,600	74,233
Daidoh, Ltd. (A)(B)	2,000	3,415
Daihen Corp.	1,100	48,516
Daiho Corp.	1,200	41,977
Daiichi Jitsugyo Company, Ltd.	400	15,129
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	21,292
Daiichikosho Company, Ltd.	1,000	38,850
Daiken Corp.	1,000	19,938
Daiken Medical Company, Ltd.	400	2,205
Daiki Aluminium Industry Company, Ltd.	3,000	29,158
Daikoku Denki Company, Ltd.	800	7,434
Daikokutenbussan Company, Ltd.	300	19,743
Daikyonishikawa Corp. (B)	1,900	13,339
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	6,707
Daiseki Company, Ltd.	1,800	65,374
Daishi Hokuetsu Financial Group, Inc. (B)	2,200	51,927
Daito Pharmaceutical Company, Ltd.	700	22,774
Daiwa Industries, Ltd.	2,000	19,994
Daiwabo Holdings Company, Ltd.	4,000	60,910
DCM Holdings Company, Ltd.	6,500	68,087
DeNA Company, Ltd.	2,200	43,034
Densan System Company, Ltd.	700	20,534
Denyo Company, Ltd.	900	16,984
Dexerials Corp.	3,500	60,006
Digital Arts, Inc.	400	35,185
Digital Garage, Inc.	900	36,757
Digital Hearts Holdings Company, Ltd.	900	13,241
Dip Corp.	1,500	39,463
DKK Company, Ltd.	1,000	24,598
DKS Company, Ltd.	400	13,312
DMG Mori Company, Ltd. (B)	4,600	75,595
Doshisha Company, Ltd.	1,700	28,775
Doutor Nichires Holdings Company, Ltd.	2,300	35,775
Dowa Holdings Company, Ltd.	1,000	41,725
DTS Corp.	1,800	41,167
Duskin Company, Ltd.	2,100	52,908
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
DyDo Group Holdings, Inc.	700	$33,699
Eagle Industry Company, Ltd.	2,200	23,731
Earth Corp.	500	30,124
EDION Corp. (B)	5,000	56,053
eGuarantee, Inc.	1,300	24,534
E-Guardian, Inc.	900	23,557
Eiken Chemical Company, Ltd.	1,800	35,224
Eizo Corp. (B)	800	30,253
Elan Corp.	2,800	35,607
Elecom Company, Ltd.	1,600	35,567
Elematec Corp.	1,400	12,894
Enigmo, Inc.	2,400	30,092
en-japan, Inc.	800	24,812
Enplas Corp.	600	22,488
EPS Holdings, Inc.	1,800	18,408
eRex Company, Ltd.	1,900	31,814
ESPEC Corp.	1,600	26,784
Exedy Corp. (B)	1,900	28,789
FAN Communications, Inc.	2,000	7,460
FCC Company, Ltd.	2,200	37,054
Ferrotec Holdings Corp.	2,600	52,247
FIDEA Holdings Company, Ltd.	21,400	26,509
Fields Corp.	1,500	7,833
Fixstars Corp.	2,000	18,739
Foster Electric Company, Ltd.	2,100	24,867
France Bed Holdings Company, Ltd.	2,200	19,278
Fudo Tetra Corp.	1,080	18,783
Fuji Company, Ltd.	1,400	27,218
Fuji Corp.	2,900	74,448
Fuji Corp., Ltd.	1,300	8,716
Fuji Oil Company, Ltd. (A)	4,400	9,164
Fuji Pharma Company, Ltd.	1,400	16,140
Fuji Seal International, Inc.	2,100	47,037
Fuji Soft, Inc.	800	41,531
Fujibo Holdings, Inc.	700	25,365
Fujicco Company, Ltd.	1,500	26,447
Fujikura Kasei Company, Ltd.	2,000	9,635
Fujikura, Ltd. (A)	15,600	76,800
Fujimori Kogyo Company, Ltd.	800	32,624
Fujisash Company, Ltd.	4,900	3,538
Fujitec Company, Ltd.	1,400	29,900
Fujiya Company, Ltd.	500	10,261
Fukuda Corp.	200	9,555
Fukuda Denshi Company, Ltd.	200	15,205
Fukushima Galilei Company, Ltd.	500	19,765
Fukuyama Transporting Company, Ltd.	400	16,515
FULLCAST Holdings Company, Ltd.	1,000	18,134
Funai Electric Company, Ltd. (A)	700	5,826
Funai Soken Holdings, Inc.	1,800	34,990
Furukawa Company, Ltd.	1,900	22,963
Furukawa Electric Company, Ltd.	2,500	67,251
Furuno Electric Company, Ltd.	2,400	23,763
Fuso Chemical Company, Ltd.	1,000	36,815
Fuso Pharmaceutical Industries, Ltd.	500	11,509
Futaba Corp.	1,600	14,084
Futaba Industrial Company, Ltd.	3,400	18,268
Future Corp.	1,200	21,733
Fuyo General Lease Company, Ltd.	900	62,039
Gakken Holdings Company, Ltd.	1,600	21,111
GCA Corp.	1,900	14,583
Gecoss Corp.	400	3,484
Genki Sushi Company, Ltd. (B)	500	11,946
Geo Holdings Corp.	2,700	29,031
Giken, Ltd.	700	31,572
GLOBERIDE, Inc.	600	23,229

112

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Glory, Ltd.	1,600	$34,476
Goldcrest Company, Ltd.	990	15,202
Gree, Inc.	6,100	30,885
GS Yuasa Corp.	3,000	81,671
G-Tekt Corp.	1,200	16,357
Gun-Ei Chemical Industry Company, Ltd.	400	9,141
GungHo Online Entertainment, Inc.	1,300	25,755
Gunze, Ltd. (B)	800	30,061
H.U. Group Holdings, Inc.	2,200	73,939
H2O Retailing Corp.	4,900	40,698
Hagihara Industries, Inc.	800	10,555
Hagiwara Electric Holdings Company, Ltd.	500	11,879
Hakuto Company, Ltd.	1,300	15,059
Halows Company, Ltd.	600	15,775
Hamakyorex Company, Ltd.	1,000	29,387
Hanwa Company, Ltd.	1,600	49,233
Happinet Corp.	1,000	13,893
Hazama Ando Corp.	10,090	77,474
Heiwa Corp.	2,700	44,104
Heiwa Real Estate Company, Ltd.	1,500	46,929
Heiwado Company, Ltd.	2,000	40,638
Hibiya Engineering, Ltd.	1,500	26,338
HI-LEX Corp.	600	9,510
Hinokiya Group Company, Ltd.	300	6,827
Hioki EE Corp.	500	19,431
Hirano Tecseed Company, Ltd.	1,100	28,920
Hirogin Holdings, Inc. (B)	7,000	42,822
Hiroshima Gas Company, Ltd.	4,900	18,426
Hisaka Works, Ltd.	2,000	15,354
Hitachi Zosen Corp. (B)	11,700	94,776
Hochiki Corp.	600	7,436
Hodogaya Chemical Company, Ltd.	700	30,618
Hogy Medical Company, Ltd.	800	24,408
Hokkaido Electric Power Company, Inc.	11,100	50,760
Hokkaido Gas Company, Ltd.	600	8,697
Hokkan Holdings, Ltd.	1,000	13,220
Hokuetsu Corp.	7,900	37,055
Hokuetsu Industries Company, Ltd.	2,000	19,590
Hokuhoku Financial Group, Inc.	5,900	54,826
Hokuriku Electric Power Company	9,400	64,425
Hokuto Corp. (B)	1,600	30,173
H-One Company, Ltd.	1,000	7,256
Honeys Holdings Company, Ltd.	1,350	13,230
Hoosiers Holdings	5,000	33,350
Hosiden Corp.	3,900	40,817
Hosokawa Micron Corp. (B)	500	30,368
Ichibanya Company, Ltd.	300	13,083
Ichigo, Inc.	9,100	27,004
Ichikoh Industries, Ltd.	2,300	15,847
Ichinen Holdings Company, Ltd.	1,900	23,197
Ichiyoshi Securities Company, Ltd.	2,800	15,579
Icom, Inc.	500	12,488
Idec Corp.	1,600	25,739
IDOM, Inc.	3,900	25,507
Iino Kaiun Kaisha, Ltd.	7,300	35,001
IJTT Company, Ltd.	1,200	6,667
Ikegami Tsushinki Company, Ltd.	400	3,219
Imasen Electric Industrial	500	3,540
Imuraya Group Company, Ltd.	300	6,891
Inaba Denki Sangyo Company, Ltd.	2,700	65,253
Inaba Seisakusho Company, Ltd.	200	2,712
Inabata & Company, Ltd.	3,000	45,003
Infocom Corp.	1,000	25,536
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Infomart Corp.	5,800	$50,139
Information Services International-Dentsu, Ltd.	800	28,407
Intage Holdings, Inc.	3,100	36,497
Internet Initiative Japan, Inc.	1,400	32,939
Inui Global Logistics Company, Ltd.	875	8,404
I-PEX, Inc.	500	9,168
Iriso Electronics Company, Ltd.	1,000	44,765
Iseki & Company, Ltd. (A)	1,200	17,912
Ishihara Sangyo Kaisha, Ltd.	2,100	17,322
Itfor, Inc.	1,000	7,526
Itochu Enex Company, Ltd.	3,800	37,556
Itochu-Shokuhin Company, Ltd.	600	29,763
Itoham Yonekyu Holdings, Inc. (B)	3,800	25,071
Itoki Corp.	2,100	7,942
IwaiCosmo Holdings, Inc.	900	14,395
J Front Retailing Company, Ltd.	5,500	52,466
J Trust Company, Ltd. (B)	4,900	10,344
JAC Recruitment Company, Ltd.	1,200	18,980
Jaccs Company, Ltd.	1,600	32,865
JAFCO Group Company, Ltd. (B)	1,400	83,616
Jalux, Inc. (B)	500	7,397
Jamco Corp. (A)	500	4,578
Janome Sewing Machine Company, Ltd. (B)	1,200	9,070
Japan Asset Marketing Company, Ltd. (A)	14,200	15,015
Japan Aviation Electronics Industry, Ltd.	3,000	48,838
Japan Cash Machine Company, Ltd. (A)	700	3,872
Japan Elevator Service Holdings Company, Ltd.	2,200	47,409
Japan Investment Adviser Company, Ltd.	1,000	15,221
Japan Lifeline Company, Ltd.	2,600	32,997
Japan Material Company, Ltd.	2,200	26,111
Japan Medical Dynamic Marketing, Inc.	900	18,471
Japan Petroleum Exploration Company, Ltd.	2,000	37,185
Japan Property Management Center Company, Ltd.	800	9,370
Japan Pulp & Paper Company, Ltd.	600	19,812
Japan Securities Finance Company, Ltd.	8,000	57,706
Japan Transcity Corp.	3,100	15,741
Jastec Company, Ltd.	400	4,365
JBCC Holdings, Inc. (B)	1,200	16,104
JCU Corp.	1,300	49,118
Jeol, Ltd.	1,700	67,714
Jimoto Holdings, Inc.	980	7,037
JINS Holdings, Inc.	400	28,524
JM Holdings Company, Ltd.	600	12,362
JMS Company, Ltd. (B)	500	4,427
J-Oil Mills, Inc.	1,200	21,619
Joshin Denki Company, Ltd. (B)	1,100	31,474
Joyful Honda Company, Ltd.	1,000	12,986
JSP Corp. (B)	800	13,459
Juki Corp.	1,400	11,264
JVCKenwood Corp.	9,070	18,058
K&O Energy Group, Inc.	800	10,621
Kadokawa Corp.	1,036	40,324
Kaga Electronics Company, Ltd.	1,100	24,727
Kaken Pharmaceutical Company, Ltd.	600	23,510
Kameda Seika Company, Ltd.	700	30,503
Kamei Corp.	2,000	22,489
Kanaden Corp.	1,100	12,076
Kanagawa Chuo Kotsu Company, Ltd.	700	23,866
Kanamoto Company, Ltd.	1,900	49,563

113

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kandenko Company, Ltd.	2,700	$23,658
Kaneka Corp.	2,100	86,422
Kanematsu Corp.	3,500	47,066
Kanematsu Electronics, Ltd. (B)	700	23,630
Kanto Denka Kogyo Company, Ltd.	2,000	16,207
Kasai Kogyo Company, Ltd. (A)	1,000	4,112
Katakura Industries Company, Ltd.	1,700	22,357
Katitas Company, Ltd.	700	19,562
Kato Sangyo Company, Ltd.	1,100	35,511
Kato Works Company, Ltd.	400	4,170
KAWADA TECHNOLOGIES, Inc.	200	8,524
Kawasaki Kisen Kaisha, Ltd. (A)	1,100	25,298
Keihanshin Building Company, Ltd.	2,000	26,933
Keiyo Company, Ltd.	3,400	22,552
Kenko Mayonnaise Company, Ltd.	900	15,372
KFC Holdings Japan, Ltd.	600	16,124
KH Neochem Company, Ltd.	900	22,789
Kimoto Company, Ltd.	3,000	5,838
Kintetsu Department Store Company, Ltd. (A)	400	11,768
Kintetsu World Express, Inc.	1,600	41,589
Kissei Pharmaceutical Company, Ltd.	1,100	24,386
Kitanotatsujin Corp.	3,300	19,045
Kito Corp.	1,800	29,772
Kitz Corp.	4,600	26,701
KLab, Inc. (A)	2,100	15,346
Koa Corp.	1,700	24,139
Koatsu Gas Kogyo Company, Ltd.	3,000	19,961
Kobe Electric Railway Company, Ltd. (A)(B)	300	9,947
Kobe Steel, Ltd. (A)	11,300	76,600
Kohnan Shoji Company, Ltd.	1,200	34,579
Kojima Company, Ltd.	3,000	19,192
Kokuyo Company, Ltd.	2,100	32,583
Komatsu Matere Company, Ltd.	2,000	17,601
KOMEDA Holdings Company, Ltd.	2,600	47,422
Komeri Company, Ltd.	1,500	41,833
Komori Corp. (B)	3,700	25,101
Kondotec, Inc.	1,300	12,553
Konica Minolta, Inc. (B)	18,700	101,846
Konishi Company, Ltd. (B)	2,200	35,722
Konoike Transport Company, Ltd.	2,600	28,460
Koshidaka Holdings Company, Ltd.	2,000	10,790
Krosaki Harima Corp.	400	17,729
Kumagai Gumi Company, Ltd.	1,800	48,834
Kurabo Industries, Ltd.	1,600	27,749
Kureha Corp.	1,100	76,097
Kurimoto, Ltd.	1,000	15,836
KYB Corp. (A)	1,000	27,386
Kyodo Printing Company, Ltd.	500	13,488
Kyoei Steel, Ltd.	1,800	27,015
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	34,411
Kyokuto Securities Company, Ltd.	2,300	18,113
Kyokuyo Company, Ltd.	700	19,328
KYORIN Holdings, Inc. (B)	1,900	33,123
Kyosan Electric Manufacturing Company, Ltd.	2,000	7,464
Kyushu Financial Group, Inc.	13,800	59,249
LAC Company, Ltd.	1,400	13,597
Lacto Japan Company, Ltd.	800	20,464
LEC, Inc.	1,600	18,280
Life Corp.	200	6,109
LIFULL Company, Ltd.	3,800	14,161
Link And Motivation, Inc.	2,300	12,538
Lintec Corp.	1,900	43,034
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
M&A Capital Partners Company, Ltd. (A)	600	$29,942
Macnica Fuji Electronics Holdings, Inc.	3,250	65,120
Macromill, Inc.	2,300	19,970
Maeda Corp. (B)	3,700	31,954
Maeda Kosen Company, Ltd.	1,100	33,162
Maeda Road Construction Company, Ltd.	600	11,632
Maezawa Kasei Industries Company, Ltd.	1,100	10,133
Maezawa Kyuso Industries Company, Ltd.	1,800	18,624
Makino Milling Machine Company, Ltd.	1,200	47,124
Mandom Corp.	700	13,236
MarkLines Company, Ltd.	400	9,059
Mars Group Holdings Corp.	700	10,456
Marubun Corp. (B)	200	960
Marudai Food Company, Ltd.	1,600	24,827
Maruha Nichiro Corp.	1,500	35,566
Maruichi Steel Tube, Ltd.	1,200	27,431
Marusan Securities Company, Ltd. (B)	4,700	27,362
Maruwa Company, Ltd.	300	30,859
Maruzen Company, Ltd.	800	14,287
Maruzen Showa Unyu Company, Ltd. (B)	800	23,500
Marvelous, Inc.	1,400	10,909
Matsuda Sangyo Company, Ltd.	1,400	25,838
Matsui Securities Company, Ltd. (B)	3,400	27,719
Max Company, Ltd.	2,000	29,620
Maxell Holdings, Ltd. (A)	2,200	27,883
Maxvalu Tokai Company, Ltd.	1,100	25,800
MCJ Company, Ltd.	3,200	27,906
MEC Company, Ltd.	1,500	32,766
Medical Data Vision Company, Ltd.	1,700	32,992
Medikit Company, Ltd.	500	14,739
Megachips Corp.	1,100	35,206
Megmilk Snow Brand Company, Ltd. (B)	1,800	36,530
Meidensha Corp.	1,800	39,285
Meiko Electronics Company, Ltd.	1,200	29,200
Meiko Network Japan Company, Ltd.	1,100	5,939
Meisei Industrial Company, Ltd.	3,000	21,021
Meitec Corp.	1,300	71,911
Meito Sangyo Company, Ltd.	900	12,289
Menicon Company, Ltd.	1,000	59,129
METAWATER Company, Ltd.	1,600	32,024
Mie Kotsu Group Holdings, Inc. (B)	3,700	17,062
Milbon Company, Ltd.	812	44,632
Mimasu Semiconductor Industry Company, Ltd.	1,400	34,598
Ministop Company, Ltd.	1,100	14,496
Mirait Holdings Corp.	4,240	69,973
Miroku Jyoho Service Company, Ltd.	700	13,073
Mitani Corp.	500	31,104
Mitani Sekisan Company, Ltd. (B)	600	21,724
Mito Securities Company, Ltd. (B)	6,300	18,378
Mitsuba Corp. (A)	2,300	14,133
Mitsubishi Logisnext Company, Ltd.	1,000	11,723
Mitsubishi Paper Mills, Ltd. (A)	2,600	8,902
Mitsubishi Pencil Company, Ltd.	600	8,685
Mitsubishi Research Institute, Inc.	500	18,645
Mitsubishi Shokuhin Company, Ltd.	200	5,601
Mitsubishi Steel Manufacturing Company, Ltd. (A)	1,000	7,927
Mitsuboshi Belting, Ltd.	1,000	16,117
Mitsui E&S Holdings Company, Ltd. (A)	4,600	23,267
Mitsui High-Tec, Inc.	900	37,778

114

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Matsushima Holdings Company, Ltd.	1,000	$9,016
Mitsui Mining & Smelting Company, Ltd.	2,500	86,997
Mitsui Sugar Company, Ltd.	1,000	17,733
Mitsui-Soko Holdings Company, Ltd.	2,200	43,200
Mitsuuroko Group Holdings Company, Ltd.	3,200	39,303
Mixi, Inc.	1,800	45,131
Mizuho Leasing Company, Ltd.	1,400	42,091
Mizuno Corp.	1,400	27,567
Mochida Pharmaceutical Company, Ltd.	300	11,643
Modec, Inc.	1,700	34,866
Monex Group, Inc. (B)	10,400	88,401
Morinaga & Company, Ltd.	600	21,469
Morinaga Milk Industry Company, Ltd.	900	47,262
Morita Holdings Corp.	2,200	35,509
MrMax Holdings, Ltd.	1,700	11,063
Musashi Seimitsu Industry Company, Ltd.	2,600	44,580
Nachi-Fujikoshi Corp.	600	26,164
Nagase & Company, Ltd.	3,600	56,383
Nagatanien Holdings Company, Ltd.	1,000	21,097
Nagawa Company, Ltd.	300	24,182
Nakamuraya Company, Ltd.	300	10,534
Nakanishi, Inc.	1,300	27,100
Nakayama Steel Works, Ltd.	1,100	4,342
Namura Shipbuilding Company, Ltd.	3,252	6,543
NEC Capital Solutions, Ltd.	800	14,665
Neturen Company, Ltd.	2,300	12,688
Nextage Company, Ltd.	2,300	39,328
NHK Spring Company, Ltd.	7,200	54,185
Nice Corp.	600	10,216
Nichias Corp.	2,400	60,853
Nichiban Company, Ltd.	700	12,111
Nichicon Corp.	3,400	34,602
Nichiden Corp.	600	11,876
Nichiha Corp.	1,200	34,988
Nichi-iko Pharmaceutical Company, Ltd. (B)	3,100	27,921
Nichireki Company, Ltd. (B)	2,000	28,579
Nichirin Company, Ltd.	1,040	16,809
Nihon Chouzai Company, Ltd.	800	12,914
Nihon Flush Company, Ltd.	1,000	12,274
Nihon House Holdings Company, Ltd.	1,000	3,069
Nihon Kagaku Sangyo Company, Ltd. (B)	1,000	11,380
Nihon Nohyaku Company, Ltd.	4,000	19,683
Nihon Parkerizing Company, Ltd.	3,900	42,195
Nihon Tokushu Toryo Company, Ltd.	1,000	9,748
Nikkiso Company, Ltd.	2,100	21,416
Nikkon Holdings Company, Ltd.	2,900	58,348
Nippn Corp.	2,700	40,444
Nippon Air Conditioning Services Company, Ltd.	1,600	10,815
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,346
Nippon Carbon Company, Ltd.	500	21,011
Nippon Chemical Industrial Company, Ltd.	700	18,872
Nippon Chemi-Con Corp. (A)	1,100	19,386
Nippon Coke & Engineering Company, Ltd.	18,000	18,598
Nippon Concrete Industries Company, Ltd.	2,600	9,690
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Denko Company, Ltd.	6,530	$20,395
Nippon Densetsu Kogyo Company, Ltd.	2,100	36,805
Nippon Electric Glass Company, Ltd.	3,400	79,032
Nippon Fine Chemical Company, Ltd.	800	10,850
Nippon Gas Company, Ltd.	5,400	94,061
Nippon Hume Corp.	2,000	13,840
Nippon Kayaku Company, Ltd.	2,300	22,243
Nippon Kodoshi Corp. (B)	800	22,616
Nippon Koei Company, Ltd.	1,000	28,412
Nippon Light Metal Holdings Company, Ltd.	2,820	56,629
Nippon Paper Industries Company, Ltd. (B)	3,600	43,182
Nippon Parking Development Company, Ltd.	8,400	11,622
Nippon Pillar Packing Company, Ltd.	1,500	25,309
Nippon Seiki Company, Ltd.	3,000	34,883
Nippon Sharyo, Ltd.	600	13,514
Nippon Signal Company, Ltd.	3,000	26,647
Nippon Soda Company, Ltd.	1,200	37,921
Nippon Steel Trading Corp.	972	35,724
Nippon Suisan Kaisha, Ltd.	10,700	51,439
Nippon Thompson Company, Ltd.	4,700	28,191
Nippon Yakin Kogyo Company, Ltd.	1,000	18,614
Nipro Corp. (B)	4,100	49,624
Nishikawa Rubber Company, Ltd.	800	10,901
Nishimatsu Construction Company, Ltd. (B)	3,200	81,222
Nishimatsuya Chain Company, Ltd.	2,900	43,871
Nishi-Nippon Financial Holdings, Inc.	7,000	50,285
Nishi-Nippon Railroad Company, Ltd.	600	16,051
Nishio Rent All Company, Ltd.	800	21,686
Nissan Shatai Company, Ltd.	3,400	24,516
Nissei ASB Machine Company, Ltd.	500	23,794
Nissei Plastic Industrial Company, Ltd.	1,600	14,775
Nissha Company, Ltd.	2,300	28,575
Nisshinbo Holdings, Inc.	6,168	45,994
Nissin Corp.	1,400	18,432
Nissin Electric Company, Ltd.	3,400	38,331
Nissin Sugar Company, Ltd.	1,100	18,241
Nitta Corp.	1,300	30,986
Nittan Valve Company, Ltd.	1,200	2,409
Nittetsu Mining Company, Ltd.	300	18,505
Nitto Boseki Company, Ltd. (B)	300	10,935
Nitto Kogyo Corp.	1,600	29,376
Nitto Kohki Company, Ltd.	1,000	17,382
Nitto Seiko Company, Ltd.	1,700	9,037
Noevir Holdings Company, Ltd.	500	22,715
Nohmi Bosai, Ltd.	1,300	25,321
Nojima Corp.	1,600	40,748
NOK Corp.	1,100	14,983
Nomura Company, Ltd.	3,000	24,877
Noritake Company, Ltd.	700	22,490
Noritsu Koki Company, Ltd.	1,000	24,050
Noritz Corp.	2,100	33,509
North Pacific Bank, Ltd.	12,900	37,315
NS Tool Company, Ltd. (B)	800	12,060
NS United Kaiun Kaisha, Ltd.	800	13,664
NSD Company, Ltd.	3,000	50,053
NTN Corp. (A)	18,400	56,923
Obara Group, Inc. (B)	600	20,502
Ohsho Food Service Corp.	700	36,851
Oiles Corp.	1,380	21,169
Oisix ra daichi, Inc. (A)	1,200	31,700
Okabe Company, Ltd.	2,600	18,348

115

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okamoto Industries, Inc.	600	$22,816
Okamura Corp.	3,700	43,490
Okasan Securities Group, Inc. (B)	7,000	28,585
Oki Electric Industry Company, Ltd.	4,700	48,965
Okinawa Cellular Telephone Company	400	18,376
OKUMA Corp.	700	40,189
Okumura Corp.	1,600	42,544
Okura Industrial Company, Ltd.	800	14,924
Okuwa Company, Ltd.	1,000	10,952
Onoken Company, Ltd.	1,500	18,733
Onward Holdings Company, Ltd.	7,100	20,043
Optex Group Company, Ltd.	1,400	20,905
Optorun Company, Ltd.	1,100	27,411
Organo Corp.	600	36,021
Orient Corp.	17,800	24,811
Origin Company, Ltd.	600	7,858
Osaka Organic Chemical Industry, Ltd.	800	26,939
Osaka Soda Company, Ltd.	800	19,072
Osaka Steel Company, Ltd.	700	9,014
OSAKA Titanium Technologies Company, Ltd. (A)	800	6,955
Osaki Electric Company, Ltd.	3,000	16,547
OSG Corp.	2,400	42,834
OSJB Holdings Corp.	7,600	20,937
Outsourcing, Inc.	4,500	73,023
Oyo Corp.	1,300	15,193
Pacific Industrial Company, Ltd.	3,000	34,599
Pacific Metals Company, Ltd.	1,100	21,434
PAL GROUP Holdings Company, Ltd.	1,400	19,415
Paramount Bed Holdings Company, Ltd.	1,600	34,101
Paris Miki Holdings, Inc.	1,100	2,886
PC Depot Corp. (B)	1,700	7,620
Penta-Ocean Construction Company, Ltd.	9,400	73,874
Pilot Corp.	700	22,376
Piolax, Inc.	2,100	30,903
Poletowin Pitcrew Holdings, Inc.	2,000	24,947
Press Kogyo Company, Ltd.	7,000	21,127
Pressance Corp. (B)	700	10,710
Prestige International, Inc.	5,000	37,234
Prima Meat Packers, Ltd.	1,500	47,366
Pronexus, Inc.	600	6,590
Prospect Company, Ltd. (A)	33,000	10,732
Proto Corp.	400	4,244
PS Mitsubishi Construction Company, Ltd.	2,600	15,804
Punch Industry Company, Ltd.	1,300	7,157
Qol Holdings Company, Ltd.	1,400	19,726
Raito Kogyo Company, Ltd.	2,400	40,859
Raiznext Corp. (B)	3,300	35,647
Raysum Company, Ltd.	1,600	13,064
Relia, Inc.	2,100	27,227
Renaissance, Inc. (B)	500	5,310
Resona Holdings, Inc.	9,514	39,964
Resorttrust, Inc.	3,700	61,989
Restar Holdings Corp.	1,600	29,526
Retail Partners Company, Ltd.	300	3,774
Rheon Automatic Machinery Company, Ltd.	1,500	15,944
Ricoh Leasing Company, Ltd.	800	25,117
Riken Corp.	600	13,583
Riken Keiki Company, Ltd.	400	9,971
Riken Technos Corp.	3,000	14,010
Riken Vitamin Company, Ltd.	1,400	17,280
Riso Kagaku Corp.	500	6,659
Riso Kyoiku Company, Ltd.	9,300	28,493
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rock Field Company, Ltd.	1,000	$15,254
Rokko Butter Company, Ltd.	600	9,175
Roland DG Corp.	900	14,758
Rorze Corp.	400	28,415
RS Technologies Company, Ltd.	400	23,199
Ryobi, Ltd. (A)	1,400	21,080
Ryoden Corp.	1,500	22,372
Ryosan Company, Ltd.	1,500	30,678
S Foods, Inc.	500	17,130
S&B Foods, Inc.	600	26,352
Sac's Bar Holdings, Inc.	600	3,284
Saibu Gas Company, Ltd.	1,500	43,010
Saizeriya Company, Ltd.	1,100	22,629
Sakai Chemical Industry Company, Ltd.	1,400	26,621
Sakai Moving Service Company, Ltd.	500	22,426
Sakata INX Corp.	3,100	29,884
Sakata Seed Corp.	200	7,404
Sala Corp.	3,000	16,645
SAMTY Company, Ltd.	1,600	29,393
San ju San Financial Group, Inc.	1,700	21,398
San-A Company, Ltd.	600	25,002
San-Ai Oil Company, Ltd. (B)	3,500	41,626
Sanden Holdings Corp. (A)(B)	1,400	5,079
Sangetsu Corp.	2,100	31,898
Sanken Electric Company, Ltd. (A)	1,400	65,896
Sanki Engineering Company, Ltd. (B)	2,000	26,212
Sankyo Company, Ltd.	1,400	37,128
Sankyo Seiko Company, Ltd.	3,200	15,928
Sankyo Tateyama, Inc.	2,500	18,628
Sanyo Chemical Industries, Ltd.	600	30,406
Sanyo Denki Company, Ltd.	400	21,345
Sanyo Electric Railway Company, Ltd.	1,600	27,318
Sanyo Shokai, Ltd. (A)	700	5,016
Sanyo Special Steel Company, Ltd. (A)	1,400	20,695
Sapporo Holdings, Ltd.	2,700	56,024
Sato Holdings Corp.	1,700	44,391
Sawada Holdings Company, Ltd.	1,000	6,837
Sawai Pharmaceutical Company, Ltd.	900	43,863
SBS Holdings, Inc.	900	22,569
Seika Corp.	500	7,004
Seikagaku Corp.	1,700	15,910
Seikitokyu Kogyo Company, Ltd.	1,600	13,478
Seiko Holdings Corp.	1,400	23,802
Seiren Company, Ltd. (B)	2,700	47,602
Sekisui Jushi Corp.	1,600	30,367
Sekisui Kasei Company, Ltd.	2,500	13,486
Senko Group Holdings Company, Ltd.	4,700	44,558
Senshu Electric Company, Ltd.	500	16,287
Senshu Ikeda Holdings, Inc.	17,200	27,669
Senshukai Company, Ltd. (A)	3,300	11,152
Shibaura Electronics Company, Ltd.	500	16,585
Shibaura Machine Company, Ltd.	1,600	40,474
Shibuya Corp.	800	25,660
Shikibo, Ltd.	1,100	9,893
Shikoku Chemicals Corp.	3,000	34,364
Shikoku Electric Power Company, Inc.	5,600	43,597
Shima Seiki Manufacturing, Ltd.	1,200	27,866
Shinagawa Refractories Company, Ltd.	600	15,660
Shindengen Electric Manufacturing Company, Ltd. (A)	500	14,730
Shin-Etsu Polymer Company, Ltd.	3,000	26,933
Shinko Shoji Company, Ltd.	1,900	13,753
Shinmaywa Industries, Ltd.	2,400	22,181
Shinnihon Corp. (B)	2,500	19,966
Shinoken Group Company, Ltd.	2,000	22,953

116

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shinwa Company, Ltd.	700	$13,786
Shizuoka Gas Company, Ltd.	4,500	40,515
Shoei Company, Ltd.	1,200	49,575
Shoei Foods Corp.	700	28,767
Showa Sangyo Company, Ltd. (B)	1,000	28,055
SIGMAXYZ, Inc. (B)	900	15,182
Siix Corp.	1,600	23,650
Sinanen Holdings Company, Ltd. (B)	800	22,026
Sinfonia Technology Company, Ltd.	1,600	19,072
Sinko Industries, Ltd.	1,500	29,544
Sintokogio, Ltd.	3,400	23,770
SKY Perfect JSAT Holdings, Inc.	7,800	34,711
SMK Corp.	300	7,698
Sodick Company, Ltd.	2,400	22,411
Software Service, Inc.	200	19,612
Soken Chemical & Engineering Company, Ltd.	800	15,822
Solasto Corp.	1,500	19,390
Sotetsu Holdings, Inc. (A)	1,000	22,427
Space Value Holdings Company, Ltd.	2,000	14,396
Sparx Group Company, Ltd.	7,400	20,003
S-Pool, Inc.	2,400	24,745
SRA Holdings	600	14,729
St. Marc Holdings Company, Ltd.	800	12,453
Star Mica Holdings Company, Ltd.	1,100	12,087
Star Micronics Company, Ltd.	2,300	34,368
Starts Corp., Inc. (B)	1,900	49,979
Starzen Company, Ltd.	600	13,175
Stella Chemifa Corp.	800	23,105
Strike Company, Ltd.	700	28,000
Studio Alice Company, Ltd.	900	17,050
Sugimoto & Company, Ltd.	700	15,001
Sumida Corp.	1,600	15,678
Suminoe Textile Company, Ltd.	500	10,261
Sumitomo Bakelite Company, Ltd.	1,200	49,214
Sumitomo Densetsu Company, Ltd.	1,300	28,306
Sumitomo Mitsui Construction Company, Ltd.	6,000	27,042
Sumitomo Osaka Cement Company, Ltd. (B)	1,500	47,777
Sumitomo Riko Company, Ltd.	2,400	15,506
Sumitomo Seika Chemicals Company, Ltd.	500	18,271
Sun Frontier Fudousan Company, Ltd.	2,200	19,284
SWCC Showa Holdings Company, Ltd.	2,400	35,449
Systena Corp.	1,700	34,106
Syuppin Company, Ltd.	1,200	11,126
T Hasegawa Company, Ltd.	1,600	30,605
T RAD Company, Ltd.	500	9,243
T&K Toka Company, Ltd.	1,600	12,359
Tachibana Eletech Company, Ltd.	1,360	19,865
Tachi-S Company, Ltd.	2,400	26,077
Tadano, Ltd.	6,000	64,396
Taihei Dengyo Kaisha, Ltd.	1,500	35,855
Taiho Kogyo Company, Ltd.	1,200	11,623
Taikisha, Ltd.	900	24,704
Taiko Pharmaceutical Company, Ltd. (B)	1,200	13,547
Taisei Lamick Company, Ltd.	500	12,921
Taiyo Holdings Company, Ltd.	1,000	54,617
Takamatsu Construction Group Company, Ltd.	1,000	19,482
Takaoka Toko Company, Ltd.	700	10,005
Takara Leben Company, Ltd.	6,300	21,288
Takara Standard Company, Ltd.	2,200	33,185
Takasago International Corp. (B)	1,200	28,548
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Takasago Thermal Engineering Company, Ltd.	1,700	$26,514
Takashimaya Company, Ltd.	5,600	59,956
Take And Give Needs Company, Ltd. (A)	200	1,735
Takeei Corp.	700	8,182
Takeuchi Manufacturing Company, Ltd.	1,600	44,757
Takihyo Company, Ltd.	600	10,180
Takuma Company, Ltd.	2,300	49,954
Tamron Company, Ltd.	1,500	29,274
Tamura Corp.	6,000	27,803
Tanseisha Company, Ltd.	1,100	8,797
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	23,915
Tayca Corp.	1,500	20,190
TechMatrix Corp.	1,400	25,021
Teikoku Electric Manufacturing Company, Ltd.	1,700	20,339
Teikoku Sen-I Company, Ltd.	500	10,146
Tekken Corp.	800	14,282
Tenma Corp.	1,000	20,120
T-Gaia Corp.	900	15,619
The 77 Bank, Ltd.	2,800	39,477
The Aichi Bank, Ltd.	600	16,375
The Akita Bank, Ltd.	1,100	14,571
The Aomori Bank, Ltd.	1,700	38,809
The Awa Bank, Ltd.	2,200	49,590
The Bank of Iwate, Ltd.	1,100	23,763
The Bank of Nagoya, Ltd.	1,100	31,335
The Bank of Okinawa, Ltd.	1,640	45,246
The Bank of Saga, Ltd.	1,000	13,345
The Chiba Kogyo Bank, Ltd.	3,200	8,597
The Chugoku Bank, Ltd.	5,700	48,198
The Chukyo Bank, Ltd.	900	14,300
The Ehime Bank, Ltd.	2,100	19,458
The First Bank of Toyama, Ltd.	2,800	7,954
The Fukui Bank, Ltd.	1,800	31,909
The Fukushima Bank, Ltd. (A)	2,100	4,999
The Gunma Bank, Ltd.	14,200	50,935
The Hachijuni Bank, Ltd.	14,100	51,344
The Hokkoku Bank, Ltd.	1,500	38,285
The Hyakugo Bank, Ltd. (B)	12,500	37,717
The Hyakujushi Bank, Ltd.	1,700	25,984
The Iyo Bank, Ltd.	9,200	55,213
The Japan Steel Works, Ltd.	2,600	61,939
The Japan Wool Textile Company, Ltd.	4,000	37,286
The Juroku Bank, Ltd.	1,700	33,962
The Keiyo Bank, Ltd.	4,400	18,231
The Kinki Sharyo Company, Ltd.	300	3,609
The Kita-Nippon Bank, Ltd.	700	12,666
The Kiyo Bank, Ltd.	3,800	56,927
The Michinoku Bank, Ltd.	1,400	13,753
The Miyazaki Bank, Ltd.	1,000	21,125
The Monogatari Corp.	400	26,050
The Musashino Bank, Ltd.	1,700	28,093
The Nagano Bank, Ltd.	800	10,034
The Nanto Bank, Ltd.	2,000	35,642
The Nippon Road Company, Ltd.	500	37,172
The Nisshin Oillio Group, Ltd.	1,200	35,390
The Ogaki Kyoritsu Bank, Ltd.	1,600	32,221
The Oita Bank, Ltd.	900	17,535
The Okinawa Electric Power Company, Inc.	1,990	27,919
The Pack Corp.	800	21,849
The San-In Godo Bank, Ltd.	8,000	40,577

117

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Shibusawa Warehouse Company, Ltd.	1,000	$20,477
The Shiga Bank, Ltd.	2,200	47,661
The Shikoku Bank, Ltd.	2,800	19,782
The Shimizu Bank, Ltd.	500	7,659
The Sumitomo Warehouse Company, Ltd.	3,324	44,234
The Tochigi Bank, Ltd.	8,000	13,729
The Toho Bank, Ltd.	12,000	26,674
The Tohoku Bank, Ltd.	400	4,133
The Tottori Bank, Ltd.	400	4,127
The Towa Bank, Ltd.	2,900	18,043
The Yamagata Bank, Ltd.	2,000	20,562
The Yamanashi Chuo Bank, Ltd.	2,000	16,626
Tigers Polymer Corp.	1,000	4,322
TKC Corp.	1,200	38,227
Toa Corp. (Hyogo)	1,400	12,207
Toa Corp. (Tokyo) (B)	1,200	26,514
Toagosei Company, Ltd.	4,300	50,465
Tobishima Corp.	720	7,832
TOC Company, Ltd.	3,400	24,274
Tocalo Company, Ltd.	3,200	42,015
Toda Kogyo Corp. (A)	300	5,876
Toenec Corp.	600	21,247
Toho Company, Ltd. (A)	600	10,239
Toho Holdings Company, Ltd.	2,400	44,113
Toho Titanium Company, Ltd. (B)	3,000	27,021
Toho Zinc Company, Ltd. (B)	800	17,369
Tokai Corp.	1,200	26,189
TOKAI Holdings Corp.	4,000	34,612
Tokai Rika Company, Ltd.	3,300	56,123
Tokai Tokyo Financial Holdings, Inc.	11,500	42,178
Token Corp.	410	40,052
Tokushu Tokai Paper Company, Ltd.	600	26,428
Tokuyama Corp.	2,600	65,784
Tokyo Base Company, Ltd. (A)	900	5,734
Tokyo Energy & Systems, Inc.	2,000	16,568
Tokyo Keiki, Inc. (B)	1,000	8,549
Tokyo Kiraboshi Financial Group, Inc.	1,936	24,522
Tokyo Rakutenchi Company, Ltd.	200	8,724
Tokyo Rope Manufacturing Company, Ltd. (A)	200	2,221
Tokyo Seimitsu Company, Ltd.	1,800	82,348
Tokyo Steel Manufacturing Company, Ltd. (B)	5,100	39,089
Tokyo Tekko Company, Ltd. (B)	800	13,665
Tokyo Theatres Company, Inc. (A)	900	10,342
Tokyotokeiba Company, Ltd.	600	30,354
Tokyu Construction Company, Ltd.	3,900	21,231
Tomato Bank, Ltd.	1,100	11,343
Tomen Devices Corp.	200	7,276
Tomoe Corp. (B)	2,200	7,983
Tomoku Company, Ltd.	500	8,369
TOMONY Holdings, Inc.	10,600	31,068
Tomy Company, Ltd.	4,500	40,980
Tonami Holdings Company, Ltd.	500	24,377
Topcon Corp.	4,700	57,181
Toppan Forms Company, Ltd.	3,400	34,390
Topre Corp.	2,300	32,547
Topy Industries, Ltd.	1,300	16,410
Toridoll Holdings Corp. (B)	2,800	42,078
Torii Pharmaceutical Company, Ltd.	1,100	29,866
Torikizoku Holdings Company, Ltd. (A)	500	7,450
Torishima Pump Manufacturing Company, Ltd.	900	7,070
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tosei Corp.	2,500	$25,326
Toshiba TEC Corp. (A)	500	18,354
Tosho Company, Ltd.	800	13,544
Totetsu Kogyo Company, Ltd.	1,000	23,932
Towa Corp.	1,300	25,241
Towa Pharmaceutical Company, Ltd.	1,500	33,147
Toyo Construction Company, Ltd.	3,100	16,088
Toyo Denki Seizo KK	600	7,103
Toyo Engineering Corp. (A)	2,200	15,564
Toyo Ink SC Holdings Company, Ltd.	2,200	40,448
Toyo Kanetsu KK	400	9,823
Toyo Securities Company, Ltd. (B)	6,000	10,533
Toyo Tanso Company, Ltd.	1,000	19,431
Toyo Tire Corp.	2,300	40,855
Toyo Wharf & Warehouse Company, Ltd.	600	8,553
Toyobo Company, Ltd.	4,093	52,804
TPR Company, Ltd.	1,400	20,376
Trancom Company, Ltd.	400	31,954
Transcosmos, Inc.	800	21,641
Tri Chemical Laboratories, Inc.	1,200	38,393
Trusco Nakayama Corp. (B)	1,600	42,445
TS Tech Company, Ltd.	1,600	23,906
TSI Holdings Company, Ltd. (A)	5,270	15,311
Tsubaki Nakashima Company, Ltd.	2,300	35,347
Tsubakimoto Chain Company	1,600	44,150
Tsugami Corp.	3,000	45,238
Tsukishima Kikai Company, Ltd.	2,000	23,227
Tsukuba Bank, Ltd. (B)	5,700	9,472
Tsukui Holdings Corp.	4,800	40,084
Tsurumi Manufacturing Company, Ltd.	1,000	16,423
TV Asahi Holdings Corp.	700	13,192
UACJ Corp. (A)	1,903	46,008
Ube Industries, Ltd.	4,400	93,874
Uchida Yoko Company, Ltd.	400	17,859
Ulvac, Inc.	1,900	80,239
Uniden Holdings Corp.	400	9,334
Union Tool Company	700	22,324
Unipres Corp.	2,600	25,061
United Arrows, Ltd. (A)	1,200	22,897
United Super Markets Holdings, Inc.	2,400	25,303
UNITED, Inc.	1,300	16,401
Unitika, Ltd. (A)	5,900	21,980
Universal Entertainment Corp. (A)	800	19,541
Ushio, Inc. (B)	5,200	68,747
UT Group Company, Ltd.	1,500	49,504
V Technology Company, Ltd.	400	19,768
Valor Holdings Company, Ltd.	1,700	38,274
Valqua, Ltd.	1,000	19,309
ValueCommerce Company, Ltd.	900	29,318
Vector, Inc. (A)(B)	3,100	36,440
Vision, Inc. (A)	1,500	15,037
Vital KSK Holdings, Inc.	3,500	24,967
VT Holdings Company, Ltd.	6,600	26,654
Wacoal Holdings Corp.	1,900	42,237
Wacom Company, Ltd.	4,600	31,001
Wakachiku Construction Company, Ltd.	900	11,155
Wakita & Company, Ltd.	2,300	20,788
Warabeya Nichiyo Holdings Company, Ltd.	900	13,744
Watahan & Company, Ltd. (B)	600	7,064
WDB Holdings Company, Ltd.	700	16,425
West Holdings Corp. (B)	1,416	44,321
WIN-Partners Company, Ltd.	1,000	9,523
World Holdings Company, Ltd.	600	15,573

118

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Xebio Holdings Company, Ltd.	2,800	$23,725
Yahagi Construction Company, Ltd.	2,000	15,194
Yaizu Suisankagaku Industry Company, Ltd.	1,100	9,983
YAKUODO Holdings Company, Ltd.	700	17,682
YAMABIKO Corp.	2,400	26,683
YAMADA Consulting Group Company, Ltd.	1,100	11,920
Yamaguchi Financial Group, Inc.	7,000	46,529
Yamaichi Electronics Company, Ltd.	1,700	23,102
YA-MAN, Ltd.	1,700	24,198
Yamato Kogyo Company, Ltd.	2,100	62,472
Yamazen Corp.	3,900	36,788
Yasuda Logistics Corp.	1,400	12,298
Yellow Hat, Ltd.	2,000	34,273
Yodogawa Steel Works, Ltd.	1,200	26,636
Yokogawa Bridge Holdings Corp.	2,100	38,927
Yokohama Reito Company, Ltd.	2,900	23,954
Yokowo Company, Ltd.	1,200	29,510
Yomeishu Seizo Company, Ltd.	500	8,611
Yondenko Corp.	600	16,646
Yondoshi Holdings, Inc.	1,300	22,635
Yorozu Corp.	1,800	21,756
Yuasa Trading Company, Ltd. (B)	1,100	31,089
Yurtec Corp.	2,000	14,727
Yushiro Chemical Industry Company, Ltd.	1,100	11,452
Zenrin Company, Ltd.	1,950	23,413
		25,384,649
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd. (A)	10,137	33,005
Centamin PLC	57,981	83,106
Sanne Group PLC	1,649	14,881
		130,992
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	41,379
VP Bank AG	188	22,739
		64,118
Luxembourg - 0.5%
ADLER Group SA (A)(D)	966	26,455
APERAM SA	2,031	91,311
Befesa SA (D)	1,147	76,857
Corestate Capital Holding SA (A)(B)	623	10,347
Grand City Properties SA	5,163	129,322
IVS Group SA (A)(B)	880	5,856
L'Occitane International SA	17,000	47,592
Millicom International Cellular SA (A)(B)	288	11,082
RTL Group SA (A)	241	14,133
SES SA	13,554	107,525
Shurgard Self Storage SA	573	26,097
Stabilus SA	1,018	71,765
Sword Group	278	12,477
		630,819
Malaysia - 0.2%
Lynas Rare Earths, Ltd. (A)	41,228	194,191
Malta - 0.2%
Kindred Group PLC	10,097	177,424
Monaco - 0.2%
Endeavour Mining Corp.	9,047	182,351
Netherlands - 2.8%
Aalberts NV	4,677	236,534
Accell Group NV (A)	1,149	52,983
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Aegon NV, NYRS	9,346	$44,207
AMG Advanced Metallurgical Group NV	1,350	54,068
Amsterdam Commodities NV	1,174	29,389
Arcadis NV	4,428	180,272
ASR Nederland NV	6,590	294,541
Basic-Fit NV (A)(D)	1,607	61,765
BE Semiconductor Industries NV	3,676	307,068
Beter Bed Holding NV (A)	1,056	6,473
Boskalis Westminster (A)	3,567	114,598
Brack Capital Properties NV (A)	230	19,564
Brunel International NV	1,126	14,519
Corbion NV	2,691	149,305
Euronext NV (D)	1,976	198,885
Flow Traders (D)	1,631	68,223
ForFarmers NV	2,398	16,537
Fugro NV (A)	4,034	42,211
GrandVision NV (D)	2,427	74,864
Heijmans NV (A)	2,023	33,632
Hunter Douglas NV (A)	312	24,587
IMCD NV	2,703	374,721
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (A)(D)	3,549	58,751
Kendrion NV (A)	1,093	28,037
Koninklijke BAM Groep NV (A)	15,496	39,189
Koninklijke Vopak NV	767	38,164
Nedap N.V.	225	16,245
OCI NV (A)	2,416	52,106
Ordina NV	5,537	21,496
PostNL NV (A)	25,641	124,296
SBM Offshore NV (B)	6,900	126,215
SIF Holding NV (A)	504	9,554
Signify NV (A)(D)	6,210	319,401
Sligro Food Group NV (A)	1,151	30,735
TKH Group NV	1,730	82,825
TomTom NV (A)	3,258	30,069
Van Lanschot Kempen NV	1,125	31,461
		3,407,490
New Zealand - 0.6%
Air New Zealand, Ltd. (A)	12,658	15,139
Arvida Group, Ltd.	10,871	12,532
Chorus, Ltd.	19,632	97,116
Fletcher Building, Ltd.	2,060	10,207
Freightways, Ltd.	5,543	43,791
Genesis Energy, Ltd.	10,548	25,733
Gentrack Group, Ltd. (A)(B)	3,060	3,250
Hallenstein Glasson Holdings, Ltd.	3,354	17,536
Heartland Group Holdings, Ltd.	17,857	21,836
Infratil, Ltd.	14,095	70,257
Investore Property, Ltd.	13,816	19,891
Kathmandu Holdings, Ltd. (A)	13,663	12,712
NZME, Ltd. (A)	13,259	7,572
NZX, Ltd.	13,956	20,497
Oceania Healthcare, Ltd.	38,158	34,133
Pacific Edge, Ltd. (A)(B)	25,836	18,248
PGG Wrightson, Ltd.	819	1,969
Restaurant Brands New Zealand, Ltd. (A)	886	8,235
Sanford, Ltd. (B)	2,767	9,067
Scales Corp., Ltd.	5,176	16,797
Skellerup Holdings, Ltd.	7,637	22,750
SKY Network Television, Ltd. (A)	75,182	9,137
SKYCITY Entertainment Group, Ltd. (A)	26,675	64,924
Summerset Group Holdings, Ltd.	7,513	63,800
Synlait Milk, Ltd. (A)	5,495	13,090

119

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
The New Zealand Refining Company, Ltd. (A)	11,354	$3,727
The Warehouse Group, Ltd.	9,894	26,117
Tourism Holdings, Ltd. (A)	6,508	11,382
TOWER, Ltd. (A)	12,717	7,282
Vista Group International, Ltd. (A)	7,682	11,834
Z Energy, Ltd. (A)	13,725	27,159
		727,720
Norway - 1.0%
ABG Sundal Collier Holding ASA	13,972	14,520
AF Gruppen ASA	989	20,349
Akastor ASA (A)	6,104	4,339
Aker Solutions ASA (A)	18,496	31,856
American Shipping Company ASA (A)	1,661	5,963
Atea ASA (A)	4,256	72,325
Austevoll Seafood ASA	2,238	27,168
Axactor SE (A)	14,729	15,750
B2Holding ASA (A)	4,699	4,824
Bonheur ASA	1,672	44,201
Borregaard ASA	4,895	106,618
Bouvet ASA	131	9,663
BW Offshore, Ltd.	4,568	18,889
DNO ASA (A)	36,835	40,341
Europris ASA (D)	8,327	49,894
Fjordkraft Holding ASA (D)	3,193	26,054
FLEX LNG, Ltd.	1,570	13,633
Frontline, Ltd.	5,015	36,772
Grieg Seafood ASA (A)(B)	2,264	22,412
Hexagon Composites ASA (A)	6,450	35,856
Hoegh LNG Holdings, Ltd. (A)	2,568	7,031
IDEX Biometrics ASA (A)	19,564	5,954
Kitron ASA	9,158	23,609
Medistim ASA	349	10,392
Nordic Nanovector ASA (A)(B)	2,098	5,904
Nordic Semiconductor ASA (A)	7,334	131,463
Norway Royal Salmon ASA	1,027	24,452
Norwegian Finans Holding ASA (A)	5,444	61,289
Norwegian Property ASA	9,694	16,195
Ocean Yield ASA	4,830	16,640
Odfjell Drilling, Ltd. (A)	4,970	11,878
Olav Thon Eiendomsselskap ASA (A)	577	11,045
Otello Corp. ASA (A)	6,623	23,725
PGS ASA (A)	19,660	14,110
Protector Forsikring ASA (A)	4,177	43,757
Sbanken ASA (D)	5,201	50,123
Selvaag Bolig ASA	1,842	13,583
SpareBank 1 SR-Bank ASA	2,944	36,184
TGS NOPEC Geophysical Company ASA	3,905	62,069
Treasure ASA	3,110	6,338
Veidekke ASA	4,419	61,345
Wilh Wilhelmsen Holding ASA, Class A	862	18,466
XXL ASA (A)(D)	4,462	9,756
		1,266,735
Peru - 0.0%
Hochschild Mining PLC	16,530	44,606
Portugal - 0.3%
Altri SGPS SA	3,125	23,873
Banco Comercial Portugues SA (A)	381,018	51,821
CTT-Correios de Portugal SA	8,914	35,203
Mota-Engil SGPS SA (A)(B)	5,636	9,301
NOS SGPS SA	13,982	50,884
REN - Redes Energeticas Nacionais SGPS SA	21,605	60,296
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal (continued)
Semapa-Sociedade de Investimento e Gestao	1,885	$26,029
Sonae SGPS SA	44,348	40,425
The Navigator Company SA (A)	12,847	41,978
		339,810
Russia - 0.1%
Petropavlovsk PLC (A)	189,556	62,313
Singapore - 1.3%
Accordia Golf Trust (C)	40,300	21,720
Ascendas India Trust	45,100	49,690
Banyan Tree Holdings, Ltd. (A)	19,800	4,937
Best World International, Ltd. (C)	16,300	9,476
BOC Aviation, Ltd. (D)	6,100	59,365
Boustead Projects, Ltd.	3,000	2,324
Boustead Singapore, Ltd.	10,000	7,519
Bukit Sembawang Estates, Ltd.	11,000	39,464
BW Energy, Ltd. (A)	932	2,920
BW LPG, Ltd. (D)	4,059	27,870
China Aviation Oil Singapore Corp., Ltd.	14,400	12,116
Chip Eng Seng Corp., Ltd.	33,000	12,028
ComfortDelGro Corp., Ltd.	86,000	109,607
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	12,295
CSE Global, Ltd.	34,000	13,157
Delfi, Ltd.	21,900	13,068
Ezion Holdings, Ltd. (A)(C)	131,300	4,197
Far East Orchard, Ltd.	5,000	4,162
First Resources, Ltd.	19,300	19,971
Fraser and Neave, Ltd.	8,600	9,280
Frasers Property, Ltd.	13,400	11,967
Gallant Venture, Ltd. (A)	71,000	7,289
Golden Agri-Resources, Ltd.	323,200	50,628
GuocoLand, Ltd.	10,400	13,004
Halcyon Agri Corp., Ltd. (A)	4,293	893
Haw Par Corp., Ltd.	4,700	45,989
Ho Bee Land, Ltd.	11,400	21,544
Hong Fok Corp., Ltd.	20,100	13,241
Hong Leong Finance, Ltd.	12,900	23,705
Hyflux, Ltd. (A)	24,000	1,320
iFAST Corp., Ltd.	8,800	40,317
IGG, Inc.	38,000	49,127
Indofood Agri Resources, Ltd. (A)	25,000	5,762
Japfa, Ltd.	22,700	15,461
Kenon Holdings, Ltd.	787	23,950
Keppel Infrastructure Trust	157,190	64,308
Metro Holdings, Ltd.	31,600	17,863
Midas Holdings, Ltd. (A)(C)	86,000	10,434
NetLink NBN Trust	91,900	64,608
Oceanus Group, Ltd. (A)(B)	1,035,500	29,826
OM Holdings, Ltd.	10,791	5,496
OUE, Ltd.	11,100	10,323
Oxley Holdings, Ltd.	26,867	5,009
Raffles Medical Group, Ltd.	35,758	29,803
Riverstone Holdings, Ltd.	31,400	28,769
SATS, Ltd. (A)	20,400	66,074
SBS Transit, Ltd.	5,000	11,684
Sembcorp Industries, Ltd.	51,300	70,317
Sembcorp Marine, Ltd. (A)	325,134	41,226
Sheng Siong Group, Ltd.	29,900	34,252
SIA Engineering Company, Ltd.	12,800	20,696
SIIC Environment Holdings, Ltd.	35,800	5,461
Sinarmas Land, Ltd.	94,200	16,155
Singapore Post, Ltd.	66,100	34,461
Singapore Press Holdings, Ltd.	66,000	75,221
Stamford Land Corp., Ltd.	59,000	17,346

120

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
StarHub, Ltd.	25,600	$24,397
Swiber Holdings, Ltd. (A)(C)	15,000	729
UMS Holdings, Ltd.	14,000	13,889
United Industrial Corp., Ltd.	7,100	13,835
UOB-Kay Hian Holdings, Ltd.	14,085	17,203
Wing Tai Holdings, Ltd.	21,205	30,279
XP Power, Ltd.	824	53,367
Yeo Hiap Seng, Ltd.	1,104	732
		1,573,126
South Africa - 0.1%
Investec PLC	18,412	55,657
Mediclinic International PLC (A)	18,139	71,511
		127,168
Spain - 2.1%
Acciona SA	888	149,215
Acerinox SA	7,380	96,670
Alantra Partners SA	1,181	19,388
Almirall SA	2,424	36,758
Amper SA (A)	82,546	20,317
Applus Services SA (A)	6,225	64,642
Atresmedia Corp. de Medios de Comunicacion SA	6,046	24,942
Banco de Sabadell SA	156,031	83,667
Bankinter SA	27,501	191,381
CaixaBank SA	38,315	118,960
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,412	28,017
CIE Automotive SA	2,718	71,302
Construcciones y Auxiliar de Ferrocarriles SA	1,139	52,198
Ebro Foods SA	3,323	68,605
eDreams ODIGEO SA (A)	4,905	27,069
Elecnor SA	2,026	25,057
Enagas SA	8,670	188,754
Ence Energia y Celulosa SA (A)	6,294	31,427
Ercros SA	5,006	15,055
Euskaltel SA (D)	3,494	45,479
Faes Farma SA	12,916	55,348
Fluidra SA	1,739	49,786
Fomento de Construcciones y Contratas SA	2,275	26,868
Global Dominion Access SA (A)(D)	5,439	27,447
Grupo Catalana Occidente SA	2,346	93,486
Grupo Empresarial San Jose SA	2,194	16,132
Iberpapel Gestion SA	65	1,453
Indra Sistemas SA (A)	4,996	44,003
Laboratorios Farmaceuticos Rovi SA	987	53,192
Liberbank SA (A)	99,251	35,568
Mapfre SA	20,324	42,346
Mediaset Espana Comunicacion SA (A)	7,779	46,379
Melia Hotels International SA (A)	6,008	44,887
Miquel y Costas & Miquel SA	1,474	26,650
Neinor Homes SA (D)	1,978	24,383
Obrascon Huarte Lain SA (A)	14,644	10,889
Pharma Mar SA	856	99,533
Promotora de Informaciones SA, Class A (A)	11,711	13,396
Prosegur Cia de Seguridad SA	10,114	32,206
Realia Business SA (A)	17,710	14,413
Sacyr SA	21,689	55,632
Solaria Energia y Medio Ambiente SA (A)	3,480	73,808
Talgo SA (A)(D)	4,711	23,672
Tecnicas Reunidas SA (A)	830	12,157
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Tubacex SA (A)	6,252	$13,209
Unicaja Banco SA (A)(D)	3,130	3,150
Vidrala SA	896	98,546
Viscofan SA	1,837	126,973
Zardoya Otis SA	7,487	47,905
		2,572,320
Sweden - 3.7%
AcadeMedia AB (D)	3,665	34,289
AddLife AB, B Shares	2,634	47,319
AddNode Group AB (A)	1,465	43,959
AddTech AB, B Shares	10,659	158,650
AF Poyry AB (A)	4,396	130,138
Alimak Group AB (D)	2,141	34,346
Annehem Fastigheter AB, B Shares (A)	1,155	3,556
Arjo AB, B Shares	8,195	61,011
Atrium Ljungberg AB, B Shares	2,105	37,690
Attendo AB (A)(D)	5,286	30,023
Avanza Bank Holding AB	4,853	150,693
Beijer Alma AB	2,393	43,712
Bergman & Beving AB	2,270	31,525
Betsson AB (A)	5,105	47,358
BHG Group AB (A)	2,406	40,061
Bilia AB, A Shares	3,960	58,618
BioGaia AB, B Shares	901	42,278
Biotage AB (A)	3,574	63,000
Bonava AB, B Shares (A)	3,323	38,530
Boozt AB (A)(D)	532	11,070
Bravida Holding AB (D)	8,528	117,508
BTS Group AB	346	10,300
Bufab AB (A)	1,896	46,663
Bulten AB (A)	717	8,577
Bure Equity AB	2,728	93,729
Byggmax Group AB (A)	5,363	46,779
Calliditas Therapeutics AB, B Shares (A)	1,333	18,601
Catena AB	1,429	62,980
Cellavision AB	276	10,231
Clas Ohlson AB, B Shares (A)	3,185	34,133
Cloetta AB, B Shares	10,640	31,145
Collector AB (A)	1,870	5,739
Coor Service Management Holding AB (A)(D)	1,376	11,182
Dios Fastigheter AB	3,582	29,453
Duni AB (A)	2,559	30,750
Dustin Group AB (D)	4,269	43,588
Electrolux Professional AB, B Shares (A)	3,716	19,279
Enea AB (A)	1,522	39,637
Fagerhult AB (A)	4,609	26,533
FastPartner AB, A Shares	2,697	26,099
Fingerprint Cards AB, B Shares (A)	12,246	40,830
GARO AB (A)	75	5,027
Granges AB (A)	7,040	91,540
Haldex AB (A)	3,364	17,831
Heba Fastighets AB, Class B	684	9,046
Hexatronic Group AB (A)	1,111	14,129
HMS Networks AB (A)	1,433	45,284
Hoist Finance AB (A)(B)(D)	2,083	9,115
Humana AB (A)	2,641	22,177
Instalco AB	1,179	43,169
Intrum AB	1,512	48,554
Inwido AB (A)	3,126	51,563
JM AB	3,050	103,175
Klovern AB, B Shares	36,144	63,018
KNOW IT AB (A)	1,471	45,786
Kungsleden AB	8,561	89,471
Lagercrantz Group AB, B Shares	12,207	110,531

121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
LeoVegas AB (D)	2,160	$12,666
Lime Technologies AB	347	14,465
Lindab International AB	4,565	92,364
Loomis AB	2,298	69,822
Medicover AB, B Shares (A)	1,261	27,025
Mekonomen AB (A)	2,150	31,808
MIPS AB	888	63,602
Modern Times Group MTG AB, B Shares (A)	4,110	59,592
Momentum Group AB, Class B (A)	2,270	40,293
Mycronic AB	2,326	54,638
NCC AB, B Shares	835	14,095
Nederman Holding AB (A)	887	14,837
Nelly Group AB (A)(B)	611	2,364
New Wave Group AB, B Shares (A)	4,353	34,848
Nobia AB (A)	6,676	50,922
Nobina AB (A)(D)	4,239	35,554
Nolato AB, B Shares (A)	919	81,838
Nordic Entertainment Group AB, B Shares (A)	1,886	83,867
Nordic Waterproofing Holding AB (A)	2,615	50,324
NP3 Fastigheter AB	1,683	26,797
Nyfosa AB (A)	9,287	95,484
OEM International AB, B Shares (A)	1,040	40,459
Pandox AB (A)	3,303	55,945
Peab AB, Class B (A)	5,776	69,861
Platzer Fastigheter Holding AB, Series B	4,278	50,816
Pricer AB, B Shares (B)	7,930	31,329
Proact IT Group AB	476	15,954
Qliro AB (A)	611	3,281
Ratos AB, B Shares	14,845	80,710
RaySearch Laboratories AB (A)	2,452	25,144
Resurs Holding AB (D)	6,236	34,111
SAS AB (A)(B)	203,931	47,001
Scandi Standard AB (A)	4,648	33,720
Scandic Hotels Group AB (A)(B)(D)	5,932	24,437
Sectra AB, B Shares (A)	1,006	63,175
Sensys Gatso Group AB (A)	23,414	3,616
SkiStar AB (A)	2,041	27,935
SSAB AB, A Shares (A)	6,444	34,075
Systemair AB (A)	901	24,266
Troax Group AB	1,308	36,379
VBG Group AB, B Shares (A)	630	12,199
Vitec Software Group AB, B Shares	273	11,732
Wihlborgs Fastigheter AB	6,019	114,204
		4,428,532
Switzerland - 6.2%
Allreal Holding AG	692	139,405
ALSO Holding AG (A)	395	113,548
APG SGA SA (A)	84	19,401
Arbonia AG (A)	2,962	52,636
Aryzta AG (A)	42,352	46,796
Ascom Holding AG (A)	1,310	20,144
Autoneum Holding AG (A)	221	41,500
Bachem Holding AG, Class B	168	71,934
Baloise Holding AG	226	38,432
Banque Cantonale de Geneve, Bearer Shares	142	24,185
Banque Cantonale Vaudoise	826	80,596
Belimo Holding AG	25	202,124
Bell Food Group AG	138	41,307
Bellevue Group AG	467	19,223
Berner Kantonalbank AG	242	54,549
BKW AG	1,116	121,497
Bobst Group SA	632	41,840
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Bossard Holding AG, Class A	310	$68,015
Bucher Industries AG	428	218,095
Burckhardt Compression Holding AG	143	47,607
Burkhalter Holding AG	218	16,849
Calida Holding AG (A)	285	11,038
Carlo Gavazzi Holding AG, Bearer Shares (A)	38	7,729
Cembra Money Bank AG	1,587	174,890
Cie Financiere Tradition SA, Bearer Shares	103	13,022
Clariant AG	7,517	151,670
Coltene Holding AG (A)	198	25,308
Comet Holding AG	223	51,164
Conzzeta AG, Class A	74	91,598
DKSH Holding AG	1,744	133,911
dormakaba Holding AG	140	95,630
Dufry AG (A)(B)	2,523	172,145
EFG International AG (A)	4,687	35,948
Emmi AG	107	108,081
Energiedienst Holding AG	979	39,757
Evolva Holding SA (A)(B)	72,989	15,717
Feintool International Holding AG (A)	142	10,741
Fenix Outdoor International AG (A)	225	30,343
Ferrexpo PLC	22,757	117,509
Flughafen Zurich AG (A)	933	153,505
Forbo Holding AG	47	85,315
Galenica AG (D)	2,038	127,071
GAM Holding AG (A)	11,204	29,569
Georg Fischer AG	217	290,006
Gurit Holding AG, Bearer Shares	22	55,805
Helvetia Holding AG	1,730	203,081
Hiag Immobilien Holding AG (A)	420	48,386
HOCHDORF Holding AG (A)	16	1,021
Huber+Suhner AG	586	45,407
Hypothekarbank Lenzburg AG	3	13,719
Implenia AG (A)	994	27,409
Ina Invest Holding AG (A)	199	3,988
Inficon Holding AG	106	111,437
Interroll Holding AG	38	134,444
Intershop Holding AG	76	50,179
IWG PLC (A)	38,584	181,152
Jungfraubahn Holding AG (A)	199	30,995
Kardex Holding AG	299	61,117
Komax Holding AG (A)	221	53,473
Kongsberg Automotive ASA (A)	23,611	7,865
Kudelski SA, Bearer Shares	2,497	11,561
Landis+Gyr Group AG (A)	850	57,184
LEM Holding SA	19	36,700
Luzerner Kantonalbank AG	173	79,144
Medartis Holding AG (A)(D)	335	22,999
Metall Zug AG, B Shares	12	25,710
Mobilezone Holding AG	2,336	30,492
Mobimo Holding AG	347	105,937
OC Oerlikon Corp. AG	9,769	113,062
Orascom Development Holding AG (A)	533	5,937
Orior AG	425	37,555
Phoenix Mecano AG, Bearer Shares	38	18,439
Plazza AG, Class A	68	23,104
PSP Swiss Property AG	2,174	264,854
Rieter Holding AG	251	33,795
Romande Energie Holding SA	34	44,105
Schaffner Holding AG	40	10,067
Schweiter Technologies AG, Bearer Shares	48	79,268
Sensirion Holding AG (A)(D)	266	17,822

122

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
SFS Group AG	900	$111,998
Siegfried Holding AG (A)	220	181,281
SIG Combibloc Group AG (A)	8,692	200,829
SoftwareONE Holding AG	2,412	62,081
St. Galler Kantonalbank AG, Class A	152	68,562
Sulzer AG	877	98,785
Swiss Prime Site AG	1,290	119,090
Swiss Steel Holding AG (A)	39,436	10,960
Swissquote Group Holding SA	588	75,851
Tecan Group AG	80	35,491
TX Group AG	201	16,088
u-blox Holding AG (A)	431	27,926
Valiant Holding AG	717	74,636
Valora Holding AG (A)	193	40,887
Varia US Properties AG	539	21,664
VAT Group AG (D)	1,510	422,688
Vaudoise Assurances Holding SA	64	32,615
Vetropack Holding AG (A)	500	31,397
Von Roll Holding AG, Bearer Shares (A)	7,878	6,980
Vontobel Holding AG	1,521	116,089
VZ Holding AG	805	66,633
V-ZUG Holding AG (A)	120	14,141
Walliser Kantonalbank	203	22,684
Warteck Invest AG	8	19,554
Ypsomed Holding AG	103	17,261
Zehnder Group AG	615	49,032
Zug Estates Holding AG, B Shares	16	33,263
Zuger Kantonalbank AG, Bearer Shares	9	64,709
		7,541,738
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Kingdom - 13.6%
4imprint Group PLC (A)	1,523	51,417
A.G. Barr PLC (A)	4,718	31,832
Afren PLC (A)(C)	55,554	0
Aggreko PLC	12,621	152,488
Airtel Africa PLC (D)	10,474	11,448
AJ Bell PLC	6,808	39,347
Alliance Pharma PLC	8,718	11,295
Anglo Pacific Group PLC	12,147	21,893
Anglo-Eastern Plantations PLC	1,225	10,282
AO World PLC (A)	8,013	32,574
Arrow Global Group PLC (A)	6,931	29,126
Ascential PLC (A)	15,022	69,740
Ashmore Group PLC	15,764	85,018
Avon Rubber PLC	2,060	89,675
Babcock International Group PLC (A)	22,879	72,100
Balfour Beatty PLC	34,581	140,720
Beazley PLC (A)	24,625	119,358
Bellway PLC	5,716	268,097
Biffa PLC (A)(D)	7,100	26,017
Bodycote PLC	9,417	107,290
boohoo Group PLC (A)	3,748	17,550
Braemar Shipping Services PLC (A)	1,328	3,661
Brewin Dolphin Holdings PLC	15,066	64,469
Britvic PLC	13,590	156,466
Cairn Energy PLC	24,079	56,517
Capita PLC (A)	33,066	19,863
Card Factory PLC (A)	14,688	14,494
CareTech Holdings PLC	4,102	30,417
Carillion PLC (A)(C)	35,521	4,696
Central Asia Metals PLC	8,189	28,232
Centrica PLC (A)	208,824	155,897
Chemring Group PLC	13,921	51,044
Chesnara PLC	7,709	30,300
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Cineworld Group PLC (A)	27,060	$35,972
Circassia Group PLC (A)	9,034	3,663
Clarkson PLC	1,348	51,140
Clinigen Group PLC	2,667	28,514
Clipper Logistics PLC	1,318	10,755
Close Brothers Group PLC	9,047	193,362
CLS Holdings PLC	10,759	33,970
CMC Markets PLC (D)	7,009	46,604
Coats Group PLC (A)	23,020	18,059
Computacenter PLC	3,268	106,761
Concentric AB	2,526	49,967
ContourGlobal PLC (D)	3,601	10,145
ConvaTec Group PLC (D)	12,003	32,445
Costain Group PLC (A)	4,797	3,818
Countryside Properties PLC (A)(D)	23,711	165,785
Cranswick PLC	2,712	135,784
Crest Nicholson Holdings PLC (A)	13,693	76,872
CVS Group PLC (A)	2,750	71,101
Daily Mail & General Trust PLC, Class A	8,797	109,868
De La Rue PLC (A)	10,028	28,562
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	32,596
DFS Furniture PLC (A)	12,509	47,001
Dialight PLC (A)	105	378
Dialog Semiconductor PLC (A)	4,280	322,692
Dignity PLC (A)	3,439	31,198
Diploma PLC	6,179	217,252
DiscoverIE Group PLC	5,627	51,986
Dixons Carphone PLC (A)	44,671	88,028
Domino's Pizza Group PLC	21,324	102,012
dotdigital Group PLC	4,488	10,331
Drax Group PLC	21,413	124,092
Dunelm Group PLC	5,863	105,015
easyJet PLC (A)	2,410	32,500
Electrocomponents PLC	17,667	241,939
Elementis PLC (A)	35,393	61,219
EMIS Group PLC	1,913	29,017
EnQuest PLC (A)	109,392	26,717
Equiniti Group PLC (A)(D)	10,616	18,914
Esken, Ltd. (A)	22,446	10,572
Essentra PLC (A)	14,966	59,816
Euromoney Institutional Investor PLC	4,334	56,969
FDM Group Holdings PLC	3,208	44,463
Fevertree Drinks PLC	4,451	131,146
First Derivatives PLC (A)	243	8,893
Firstgroup PLC (A)	78,582	99,677
Forterra PLC (A)(D)	6,408	25,331
Foxtons Group PLC (A)	23,551	20,651
Frasers Group PLC (A)	10,048	63,800
Frontier Developments PLC (A)	259	9,723
Fuller Smith & Turner PLC, Class A (A)	1,525	18,082
Future PLC	3,671	96,921
G4S PLC (A)	73,635	248,727
Galliford Try Holdings PLC	5,675	9,932
Games Workshop Group PLC	1,711	235,073
Gamesys Group PLC	3,107	82,735
Gamma Communications PLC	597	13,495
Gem Diamonds, Ltd. (A)	12,666	11,667
Genel Energy PLC	4,784	11,475
Genus PLC	313	20,960
Grainger PLC	32,768	120,500
Greggs PLC (A)	5,441	168,416
Gulf Keystone Petroleum, Ltd. (A)	7,420	18,269
Halfords Group PLC (A)	15,547	81,424

123

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hays PLC (A)	77,290	$159,248
Headlam Group PLC (A)	6,602	41,187
Helical PLC	8,263	47,091
Helios Towers PLC (A)	11,614	27,029
Henry Boot PLC	5,301	19,364
Hill & Smith Holdings PLC	4,214	85,498
Hilton Food Group PLC	2,375	34,991
Hollywood Bowl Group PLC (A)	8,153	25,869
Howden Joinery Group PLC (A)	9,745	98,470
Hunting PLC	8,331	29,442
Hurricane Energy PLC (A)(B)	21,839	934
Hyve Group PLC (A)	12,149	20,072
Ibstock PLC (A)(D)	19,043	57,794
IG Group Holdings PLC	18,323	227,527
IMI PLC	13,430	246,884
Impax Asset Management Group PLC	1,127	12,056
Inchcape PLC (A)	19,909	206,557
Indivior PLC (A)	31,377	54,932
IntegraFin Holdings PLC	6,807	47,571
Intermediate Capital Group PLC	794	20,159
International Personal Finance PLC (A)	12,526	18,113
iomart Group PLC	2,265	9,781
IP Group PLC (A)	38,897	66,574
IQE PLC (A)	9,568	7,744
ITV PLC (A)	23,214	38,429
J.D. Wetherspoon PLC (A)	3,666	68,616
James Fisher & Sons PLC	3,550	51,959
James Halstead PLC	2,706	18,580
JET2 PLC (A)	4,917	85,900
John Laing Group PLC (D)	17,773	76,750
John Menzies PLC (A)	7,323	33,314
John Wood Group PLC (A)	29,391	109,578
Johnson Service Group PLC (A)	7,514	15,377
Jupiter Fund Management PLC	22,824	87,649
Just Group PLC (A)	37,116	51,656
Kainos Group PLC	4,099	84,275
KAZ Minerals PLC	11,463	136,980
Keller Group PLC	4,206	46,596
Kier Group PLC (A)	12,017	14,931
Kin & Carta PLC (A)	3,492	8,542
Lancashire Holdings, Ltd.	11,586	102,746
Learning Technologies Group PLC	12,268	25,376
Liontrust Asset Management PLC	318	6,228
Lookers PLC (A)	22,449	16,399
LSL Property Services PLC (A)	6,404	26,916
M&C Saatchi PLC (A)	253	506
Man Group PLC	73,477	163,055
Marks & Spencer Group PLC (A)	38,053	79,097
Marshalls PLC (A)	11,457	108,096
Marston's PLC (A)	37,566	50,931
McBride PLC (A)	14,770	17,019
Mears Group PLC (A)	8,289	22,165
Meggitt PLC (A)	21,288	139,984
Metro Bank PLC (A)	674	1,074
Mitchells & Butlers PLC (A)	16,776	74,530
Mitie Group PLC (A)	68,528	59,487
MJ Gleeson PLC	2,770	32,092
Moneysupermarket.com Group PLC	27,587	101,425
Morgan Advanced Materials PLC	14,263	61,200
Morgan Sindall Group PLC	2,381	57,951
N. Brown Group PLC (A)	9,633	8,713
Naked Wines PLC (A)	3,126	32,339
National Express Group PLC (A)	23,513	99,787
NCC Group PLC	13,335	47,408
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Next Fifteen Communications Group PLC (A)	2,559	$23,908
Ninety One PLC	9,445	31,051
Norcros PLC (A)	6,666	24,635
Numis Corp. PLC	2,926	15,209
On the Beach Group PLC (A)(D)	5,451	30,558
OSB Group PLC (A)	13,146	77,221
Oxford Instruments PLC	3,317	87,069
Pagegroup PLC (A)	14,252	92,458
Pan African Resources PLC	85,815	18,797
Paragon Banking Group PLC	13,704	86,455
PayPoint PLC	2,581	21,003
Pendragon PLC (A)	102,667	23,635
Petrofac, Ltd. (A)	12,318	16,237
Pets at Home Group PLC	24,400	139,132
Pharos Energy PLC (A)	16,636	5,239
Photo-Me International PLC (A)	18,684	14,644
Polar Capital Holdings PLC	1,442	13,831
Polypipe Group PLC (A)	12,035	92,105
Porvair PLC	2,468	18,581
Premier Foods PLC (A)	41,106	53,905
Premier Oil PLC (A)(B)	52,556	16,218
Provident Financial PLC (A)	7,268	21,744
PZ Cussons PLC	13,141	48,278
QinetiQ Group PLC	27,714	120,756
Quilter PLC (D)	84,985	187,185
Rank Group PLC (A)	7,303	18,913
Rathbone Brothers PLC	2,988	72,490
Reach PLC (A)	28,863	85,893
Redde Northgate PLC	8,929	37,934
Redrow PLC	14,867	128,717
Renew Holdings PLC	4,150	32,266
Renewi PLC (A)	52,764	34,729
Renishaw PLC	1,380	121,842
Ricardo PLC	2,982	17,684
RM PLC	8,752	26,961
Robert Walters PLC	4,693	39,457
Rotork PLC	41,331	203,146
Royal Mail PLC (A)	44,161	307,351
RPS Group PLC (A)	15,418	19,968
RWS Holdings PLC	10,029	84,196
Sabre Insurance Group PLC (D)	3,673	12,799
Saga PLC (A)	2,378	11,135
Savills PLC (A)	8,205	129,208
Scapa Group PLC (A)	4,231	12,508
Senior PLC (A)	21,835	33,324
Severfield PLC	11,941	12,902
SIG PLC (A)	64,105	33,786
Signature Aviation PLC (A)	44,224	246,314
Smart Metering Systems PLC	3,350	38,363
Softcat PLC	5,177	129,372
Spectris PLC	6,138	281,553
Speedy Hire PLC (A)	24,369	22,352
Spire Healthcare Group PLC (A)(D)	8,597	19,816
Spirent Communications PLC	33,589	110,418
Sportech PLC (A)	11,390	4,216
SSP Group PLC (A)	24,866	127,584
St. Modwen Properties PLC	11,275	62,931
Stagecoach Group PLC (A)	27,597	38,236
SThree PLC (A)	8,144	43,283
Stock Spirits Group PLC	6,082	23,419
Stolt-Nielsen, Ltd.	2,414	35,695
Studio Retail Group PLC (A)	8,139	29,703
STV Group PLC (A)	2,712	13,012
Superdry PLC (A)	3,110	10,890

124

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Synthomer PLC	15,208	$97,263
Tate & Lyle PLC	23,148	244,207
Ted Baker PLC (A)	2,896	4,495
Telecom Plus PLC	3,652	63,937
Telit Communications PLC (A)	5,999	17,242
The Go-Ahead Group PLC (A)	3,096	58,082
The Gym Group PLC (A)(D)	3,234	10,494
The Restaurant Group PLC (A)	10,085	17,032
The Vitec Group PLC (A)	2,842	44,852
The Weir Group PLC (A)	5,121	125,518
Thomas Cook Group PLC (A)(C)	58,171	0
Topps Tiles PLC (A)	15,591	14,859
TP Icap Group PLC	45,423	152,482
Travis Perkins PLC (A)	13,094	278,405
Trifast PLC (A)	7,237	14,974
TT Electronics PLC (A)	14,769	46,821
Tullow Oil PLC (A)(B)	72,437	47,078
U & I Group PLC (A)	12,008	15,428
Ultra Electronics Holdings PLC	3,309	92,566
Vectura Group PLC (A)	30,807	49,090
Vesuvius PLC	12,719	94,565
Victrex PLC	4,663	142,034
Virgin Money UK PLC (A)	32,477	84,655
Vistry Group PLC	11,609	174,330
Volex PLC	3,136	14,562
Vp PLC	637	7,145
Watches of Switzerland Group PLC (A)(D)	2,971	27,043
Watkin Jones PLC	6,905	20,298
WH Smith PLC (A)	5,673	140,556
William Hill PLC (A)	11,062	41,478
Wilmington PLC	8,076	21,717
Wincanton PLC	10,534	56,440
Xaar PLC (A)	5,629	11,114
Young & Company's Brewery PLC, Class A (A)	213	4,270
		16,485,869
United States - 0.6%
Argonaut Gold, Inc. (A)	12,559	22,985
Atlantic Sapphire ASA (A)	1,333	18,789
Diversified Gas & Oil PLC	12,927	19,783
Energy Fuels, Inc. (A)(B)	730	4,159
Invesque, Inc. (A)(B)	2,000	5,700
Ovintiv, Inc.	5,715	136,292
Primo Water Corp.	1,600	26,016
Primo Water Corp. (Toronto Stock Exchange)	6,607	107,619
PureTech Health PLC (A)	8,592	47,322
REC Silicon ASA (A)	13,597	30,551
Reliance Worldwide Corp., Ltd.	32,462	111,169
Samsonite International SA (A)(D)	44,700	86,930
Sims, Ltd.	9,104	103,269
Viemed Healthcare, Inc. (A)	2,600	26,312
		746,896
TOTAL COMMON STOCKS (Cost $110,128,679)		$119,587,038
International Small Company Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	$17,200
Draegerwerk AG & Company KGaA	565	45,473
FUCHS PETROLUB SE	2,535	121,476
Jungheinrich AG	2,134	102,709
Sixt SE	838	65,510
STO SE & Company KGaA	124	22,987
Villeroy & Boch AG	625	11,690
		387,045
TOTAL PREFERRED SECURITIES (Cost $280,157)		$387,045
RIGHTS - 0.0%
Esprit Holdings, Ltd. (Expiration Date: 4-15-21; Strike Price: HKD 0.75) (A)	58,950	273
Frasers Property, Ltd. (Expiration Date: 4-5-21; Strike Price: SGD 1.18) (A)	4,958	74
Onxeo SA (Expiration Date: 4-1-21; Strike Price: EUR 0.71) (A)(B)	4,617	10
TOTAL RIGHTS (Cost $0)		$357
SHORT-TERM INVESTMENTS - 4.7%
Short-term funds - 4.7%
John Hancock Collateral Trust, 0.0470% (E)(F)	573,962	5,742,431
TOTAL SHORT-TERM INVESTMENTS (Cost $5,742,913)		$5,742,431
Total Investments (International Small Company Trust) (Cost $116,151,749) - 103.5%		$125,716,871
Other assets and liabilities, net - (3.5%)		(4,235,720)
TOTAL NET ASSETS - 100.0%		$121,481,151
Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar
SGD	Singapore Dollar
Security Abbreviations and Legend
CVR	Contingent Value Right
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $6,294,722. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,224,476 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Jun 2021	$769,440	$767,235	$(2,205)
						$(2,205)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 68.4%
U.S. Government – 24.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$1,335,000	$1,007,456
1.875%, 02/15/2041 to 02/15/2051	2,370,000	2,174,433
2.250%, 08/15/2046	2,365,000	2,295,066
2.500%, 02/15/2045 (A)	1,204,000	1,229,115
2.500%, 02/15/2046	648,000	660,454
2.875%, 05/15/2043	1,170,000	1,279,916
3.000%, 11/15/2044 to 02/15/2048	8,215,000	9,179,531
3.125%, 08/15/2044 (A)	5,535,000	6,298,657
3.125%, 05/15/2048	3,205,000	3,675,484
3.375%, 05/15/2044	1,690,000	2,000,670
3.625%, 08/15/2043	680,000	834,620
3.750%, 11/15/2043 (A)	2,908,000	3,637,272
4.375%, 11/15/2039	1,170,000	1,563,778
5.375%, 02/15/2031	3,000	4,013
6.500%, 11/15/2026	3,135,000	4,064,111
U.S. Treasury Inflation Protected Securities
0.375%, 01/15/2027	1,375,080	1,516,652
0.750%, 07/15/2028	338,634	386,126
1.000%, 02/15/2048	466,673	580,303
U.S. Treasury Notes
0.250%, 06/30/2025	3,705,000	3,630,032
0.375%, 01/31/2026	1,610,000	1,570,127
0.625%, 05/15/2030 (A)	8,095,000	7,366,450
0.625%, 08/15/2030	1,590,000	1,440,938
0.875%, 11/15/2030	1,425,000	1,317,902
2.875%, 05/31/2025	7,995,000	8,710,490
		66,423,596
U.S. Government Agency – 43.5%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048	417,925	439,896
3.500%, 03/01/2048 to 06/01/2048	1,553,801	1,645,097
5.000%, 12/01/2034	124,252	140,692
6.500%, 04/01/2029 to 08/01/2034	8,565	10,096
7.500%, 12/01/2025 to 05/01/2028	2,083	2,347
Federal National Mortgage Association
1.500%, TBA (B)	4,000,000	4,013,795
2.000%, TBA (B)	39,205,000	39,279,611
2.500%, 07/01/2030 to 04/01/2045	1,107,025	1,146,572
2.660%, 03/01/2027	800,582	854,305
2.720%, 03/01/2027	724,111	772,678
3.000%, TBA (B)	8,600,000	8,998,042
3.500%, 06/01/2046 to 05/01/2048	5,189,193	5,518,537
4.000%, TBA (B)	5,800,000	6,224,577
4.500%, TBA (B)	3,300,000	3,593,390
5.000%, TBA (B)	1,800,000	1,993,868
Government National Mortgage Association
2.000%, TBA (B)	4,200,000	4,238,635
3.000%, TBA (B)	18,210,000	18,962,196
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
3.500%, TBA (B)		$9,558,000	$10,087,597
4.000%, TBA (B)		2,600,000	2,775,687
4.000%, 11/15/2040 to 02/15/2042		38,887	42,887
4.500%, TBA (B)		4,600,000	4,975,868
6.000%, 08/15/2032 to 04/15/2035		50,792	59,054
6.500%, 06/15/2028 to 02/15/2035		21,525	24,294
7.000%, 11/15/2031 to 11/15/2033		105,444	119,308
			115,919,029
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $183,264,264)			$182,342,625
FOREIGN GOVERNMENT OBLIGATIONS – 4.1%
Angola – 0.1%
Republic of Angola
8.000%, 11/26/2029		200,000	187,125
8.250%, 05/09/2028		200,000	191,355
			378,480
Argentina – 0.0%
Republic of Argentina
1.000%, 07/09/2029		5,292	1,897
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		155,241	46,341
			48,238
Australia – 0.1%
Commonwealth of Australia 1.750%, 06/21/2051	AUD	460,000	278,833
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		$200,000	195,500
Chile – 0.1%
Republic of Chile 2.550%, 01/27/2032 (D)		265,000	267,041
Croatia – 0.2%
Republic of Croatia 1.500%, 06/17/2031	EUR	515,000	635,647
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		$425,000	444,763
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		210,000	214,767
Ghana – 0.1%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	193,064

126

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary – 0.1%
Republic of Hungary 1.625%, 04/28/2032	EUR	195,000	$244,582
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	601,111
Macedonia – 0.1%
Republic of Macedonia 3.675%, 06/03/2026 (C)		265,000	340,212
Mexico – 0.6%
Government of Mexico
1.125%, 01/17/2030		200,000	227,101
1.450%, 10/25/2033		500,000	549,640
3.750%, 04/19/2071		$200,000	173,900
4.500%, 04/22/2029		200,000	221,748
4.750%, 04/27/2032 to 03/08/2044		265,000	293,294
			1,465,683
Panama – 0.3%
Republic of Panama
3.870%, 07/23/2060		585,000	578,167
4.300%, 04/29/2053		200,000	214,468
			792,635
Peru – 0.2%
Republic of Peru
2.392%, 01/23/2026		70,000	72,045
2.783%, 01/23/2031		325,000	325,068
3.300%, 03/11/2041		130,000	126,526
3.550%, 03/10/2051		120,000	116,846
			640,485
Qatar – 0.3%
State of Qatar
3.400%, 04/16/2025 (C)		200,000	217,250
3.750%, 04/16/2030 (C)		270,000	301,725
5.103%, 04/23/2048		200,000	252,684
			771,659
Romania – 0.3%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	335,000	388,580
4.625%, 04/03/2049		317,000	456,595
			845,175
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
2.250%, 02/02/2033 (C)		$685,000	644,900
4.500%, 10/26/2046		225,000	247,037
			891,937
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028	EUR	200,000	237,899
6.250%, 05/23/2033		$255,000	253,518
			491,417
Serbia – 0.1%
Republic of Serbia 1.650%, 03/03/2033 (C)	EUR	330,000	375,036
Tunisia – 0.1%
Banque Centrale de Tunisie 6.750%, 10/31/2023 (C)		190,000	203,080
United Arab Emirates – 0.3%
Finance Department Government of Sharjah 3.625%, 03/10/2033		$280,000	276,150
Government of Abu Dhabi
2.500%, 04/16/2025 (C)		245,000	258,289
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates (continued)
Government of Abu Dhabi (continued)
3.875%, 04/16/2050 (C)	$200,000	$217,120
		751,559
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,277,501)		$11,070,904
CORPORATE BONDS – 32.3%
Communication services – 4.2%
AT&T, Inc.
3.500%, 02/01/2061	145,000	131,572
3.550%, 09/15/2055 (C)	798,000	730,255
3.650%, 06/01/2051	120,000	116,063
3.650%, 09/15/2059 (C)	9,000	8,227
3.800%, 12/01/2057 (C)	116,000	110,361
CCO Holdings LLC
4.250%, 02/01/2031 (C)	110,000	110,244
4.500%, 08/15/2030 (C)	60,000	61,152
Charter Communications Operating LLC
2.300%, 02/01/2032	85,000	79,001
4.800%, 03/01/2050	45,000	48,272
5.125%, 07/01/2049	75,000	84,380
5.750%, 04/01/2048	125,000	151,967
6.484%, 10/23/2045	365,000	475,234
6.834%, 10/23/2055	40,000	54,717
Comcast Corp.
3.200%, 07/15/2036	55,000	57,357
3.250%, 11/01/2039	180,000	185,426
3.400%, 07/15/2046	30,000	31,021
3.750%, 04/01/2040	270,000	296,245
4.049%, 11/01/2052	45,000	50,851
4.600%, 10/15/2038	115,000	138,815
4.650%, 07/15/2042	35,000	42,294
4.750%, 03/01/2044	20,000	24,581
4.950%, 10/15/2058	35,000	45,793
Cox Communications, Inc. 3.150%, 08/15/2024 (C)	306,000	326,729
CSC Holdings LLC 3.375%, 02/15/2031 (C)	430,000	405,275
Discovery Communications LLC
3.800%, 03/13/2024	80,000	86,154
3.950%, 06/15/2025	12,000	13,137
4.000%, 09/15/2055 (C)	246,000	242,141
5.300%, 05/15/2049	100,000	119,654
DISH DBS Corp. 6.750%, 06/01/2021	66,000	66,528
Lamar Media Corp. 3.750%, 02/15/2028	10,000	9,988
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	20,000	20,023
Sprint Corp. 7.125%, 06/15/2024	85,000	97,856
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	17,012
7.721%, 06/04/2038	25,000	33,344
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	423,500
Tencent Holdings, Ltd.
3.595%, 01/19/2028 (C)	200,000	214,187
3.975%, 04/11/2029 (C)	400,000	434,372
Time Warner Cable LLC
4.500%, 09/15/2042	520,000	555,781
5.875%, 11/15/2040	195,000	242,159
T-Mobile USA, Inc.
2.050%, 02/15/2028 (C)	315,000	308,864
3.500%, 04/15/2025 (C)	320,000	345,242

127

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc. (continued)
3.875%, 04/15/2030 (C)	$395,000	$428,717
4.500%, 04/15/2050 (C)	140,000	157,205
VEON Holdings BV 3.375%, 11/25/2027 (C)	225,000	222,300
Verizon Communications, Inc.
2.650%, 11/20/2040	145,000	132,508
2.987%, 10/30/2056 (C)	83,000	73,268
3.400%, 03/22/2041	740,000	751,237
3.550%, 03/22/2051	375,000	374,474
4.000%, 03/22/2050	55,000	59,193
4.272%, 01/15/2036	160,000	180,845
4.400%, 11/01/2034	225,000	257,195
4.500%, 08/10/2033	30,000	34,846
4.672%, 03/15/2055	90,000	107,145
4.812%, 03/15/2039	120,000	143,612
ViacomCBS, Inc.
4.200%, 05/19/2032	115,000	128,547
4.950%, 01/15/2031	255,000	300,740
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	44,072
Vodafone Group PLC 6.150%, 02/27/2037	190,000	253,216
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	450,000	454,340
		11,099,234
Consumer discretionary – 1.5%
Alibaba Group Holding, Ltd. 3.400%, 12/06/2027	235,000	252,112
Amazon.com, Inc. 3.875%, 08/22/2037	230,000	263,530
AutoZone, Inc. 3.625%, 04/15/2025	210,000	228,691
General Motors Company
5.200%, 04/01/2045	125,000	143,526
6.125%, 10/01/2025	70,000	82,314
General Motors Financial Company, Inc. 1.250%, 01/08/2026	135,000	132,461
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	53,625
Howard University
2.701%, 10/01/2029	100,000	99,554
2.801%, 10/01/2030	100,000	99,845
3.476%, 10/01/2041	120,000	115,190
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	20,000	20,975
Las Vegas Sands Corp. 3.500%, 08/18/2026	180,000	187,683
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	31,163
Lowe's Companies, Inc.
1.700%, 10/15/2030	150,000	140,897
3.700%, 04/15/2046	15,000	15,661
McDonald's Corp.
3.350%, 04/01/2023	180,000	189,627
3.625%, 09/01/2049	210,000	219,212
4.200%, 04/01/2050	65,000	73,824
New Red Finance, Inc. 3.500%, 02/15/2029 (C)	20,000	19,450
PulteGroup, Inc. 5.500%, 03/01/2026	307,000	358,200
Service Corp. International
3.375%, 08/15/2030	335,000	326,977
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International (continued)
5.125%, 06/01/2029	$507,000	$544,112
The Home Depot, Inc. 3.300%, 04/15/2040	250,000	262,848
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	110,906
Toll Brothers Finance Corp. 4.875%, 11/15/2025	50,000	55,688
		4,028,071
Consumer staples – 2.0%
Altria Group, Inc.
2.450%, 02/04/2032	95,000	90,761
2.625%, 09/16/2026	80,000	83,314
3.700%, 02/04/2051	130,000	118,437
5.375%, 01/31/2044	265,000	308,871
5.800%, 02/14/2039	145,000	176,940
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	307,127
4.600%, 04/15/2048	65,000	74,411
4.750%, 04/15/2058	60,000	69,158
5.450%, 01/23/2039	363,000	453,504
BAT Capital Corp.
2.259%, 03/25/2028	140,000	137,837
2.789%, 09/06/2024	250,000	263,462
BAT International Finance PLC 1.668%, 03/25/2026	545,000	539,429
Conagra Brands, Inc.
1.375%, 11/01/2027	295,000	284,172
4.300%, 05/01/2024	95,000	104,757
4.600%, 11/01/2025	30,000	34,056
5.400%, 11/01/2048	30,000	38,381
Constellation Brands, Inc.
2.650%, 11/07/2022	155,000	159,854
3.150%, 08/01/2029	92,000	96,363
3.600%, 02/15/2028	323,000	351,267
4.650%, 11/15/2028	70,000	80,473
Diageo Capital PLC 2.000%, 04/29/2030	400,000	391,097
Kellogg Company 3.400%, 11/15/2027	150,000	162,329
Kernel Holding SA 6.500%, 10/17/2024	200,000	211,670
Keurig Dr Pepper, Inc. 3.350%, 03/15/2051	65,000	64,738
Mondelez International, Inc. 1.500%, 05/04/2025 to 02/04/2031	305,000	292,427
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	451,609
The Coca-Cola Company 3.000%, 03/05/2051	45,000	44,222
TreeHouse Foods, Inc. 4.000%, 09/01/2028	10,000	10,071
		5,400,737
Energy – 2.2%
Apache Corp. 4.875%, 11/15/2027	20,000	20,500
Borets Finance DAC 6.000%, 09/17/2026 (C)	430,000	446,663
BP Capital Markets America, Inc.
2.939%, 06/04/2051	80,000	71,351
3.633%, 04/06/2030	50,000	54,828
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	20,000	22,597
DCP Midstream Operating LP
4.950%, 04/01/2022	20,000	20,461

128

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP (continued)
5.600%, 04/01/2044	$30,000	$30,000
Energy Transfer Operating LP
3.750%, 05/15/2030	90,000	92,787
4.950%, 06/15/2028	150,000	167,859
5.250%, 04/15/2029	225,000	256,115
6.125%, 12/15/2045	305,000	350,854
6.250%, 04/15/2049	65,000	76,297
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	5,000	5,436
Equinor ASA
1.750%, 01/22/2026	170,000	173,984
3.625%, 04/06/2040	160,000	170,250
3.700%, 04/06/2050	60,000	63,719
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	213,750
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	265,000	256,718
2.625%, 03/31/2036 (C)	630,000	602,406
2.940%, 09/30/2040 (C)	200,000	192,824
Halliburton Company 4.850%, 11/15/2035	85,000	95,524
Hess Corp.
7.125%, 03/15/2033	58,000	73,918
7.300%, 08/15/2031	155,000	197,923
Marathon Petroleum Corp. 4.700%, 05/01/2025	260,000	292,217
MPLX LP
1.750%, 03/01/2026	25,000	25,038
4.700%, 04/15/2048	105,000	113,599
5.200%, 03/01/2047	40,000	45,754
5.500%, 02/15/2049	15,000	17,622
ONEOK, Inc.
4.450%, 09/01/2049	105,000	104,726
5.850%, 01/15/2026	125,000	146,333
6.000%, 06/15/2035	30,000	35,349
Ovintiv, Inc. 6.500%, 08/15/2034	5,000	6,053
Phillips 66 Partners LP 4.900%, 10/01/2046	220,000	241,566
Pioneer Natural Resources Company 2.150%, 01/15/2031	245,000	231,627
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	200,000	224,438
SM Energy Company 6.125%, 11/15/2022	35,000	34,511
Suncor Energy, Inc. 3.750%, 03/04/2051	115,000	111,902
Sunoco Logistics Partners Operations LP 4.000%, 10/01/2027	65,000	69,904
Targa Resources Partners LP 4.875%, 02/01/2031 (C)	20,000	20,265
The Williams Companies, Inc.
4.900%, 01/15/2045	8,000	8,861
5.100%, 09/15/2045	25,000	28,670
5.800%, 11/15/2043	30,000	36,846
TransCanada PipeLines, Ltd. 4.625%, 03/01/2034	130,000	146,724
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	169,000
Valero Energy Corp. 2.150%, 09/15/2027	95,000	93,084
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Western Midstream Operating LP 5.300%, 02/01/2030	$10,000	$10,859
		5,871,712
Financials – 8.4%
American International Group, Inc. 2.500%, 06/30/2025	445,000	466,903
Aon Corp. 2.200%, 11/15/2022	185,000	189,942
Bank of America Corp. 7.750%, 05/14/2038	300,000	460,339
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	525,000	526,585
Bank of America Corp. (2.456% to 10-22-24, then SOFR + 1.132%) 10/22/2025	270,000	283,011
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	740,000	796,673
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028	90,000	98,442
Bank of America Corp. (4.083% to 3-20-50, then SOFR + 3.412%) 03/20/2051	625,000	693,942
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	200,000	195,598
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)	240,000	246,100
Brighthouse Financial, Inc. 5.625%, 05/15/2030	545,000	638,580
Capital One Financial Corp. 3.900%, 01/29/2024	205,000	221,642
Citigroup, Inc.
3.200%, 10/21/2026	225,000	241,780
4.450%, 09/29/2027	45,000	50,786
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022	235,000	237,501
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	220,000	235,446
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	110,000	121,776
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	165,000	188,300
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (E)	475,000	505,268
DAE Funding LLC
4.500%, 08/01/2022 (C)	5,000	5,031
5.000%, 08/01/2024 (C)	5,000	5,150
Danske Bank A/S
5.000%, 01/12/2022 (C)	225,000	232,547
5.375%, 01/12/2024 (C)	235,000	262,046
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	380,000	371,567
Fifth Third Bancorp 2.375%, 01/28/2025	205,000	213,738
FirstCash, Inc. 4.625%, 09/01/2028 (C)	250,000	255,000
GE Capital Funding LLC 4.400%, 05/15/2030 (C)	235,000	266,056

129

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
GE Capital International Funding Company 4.418%, 11/15/2035		$220,000	$251,847
Genworth Holdings, Inc. 4.900%, 08/15/2023		50,000	49,123
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	776,210
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027		305,000	300,157
Industrial & Commercial Bank of China, Ltd. (3 month LIBOR + 0.750%) 0.932%, 05/21/2021 (F)		200,000	200,049
Inter-American Development Bank 7.250%, 06/10/2021	MXN	5,530,000	271,832
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031		$50,000	50,925
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041		110,000	109,378
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051		70,000	68,555
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		295,000	314,729
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		285,000	308,176
JPMorgan Chase & Co. (3.702% to 5-6-29, then SOFR + 1.422%) 05/06/2030		280,000	305,188
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		295,000	315,743
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027		595,000	658,044
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029		315,000	351,282
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024		270,000	294,915
4.750%, 03/15/2039		120,000	147,947
Massachusetts Mutual Life Insurance Company 3.729%, 10/15/2070 (C)		49,000	47,826
MGIC Investment Corp. 5.750%, 08/15/2023		30,000	32,250
Morgan Stanley
2.500%, 04/21/2021		625,000	625,612
3.125%, 07/27/2026		55,000	59,195
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032		515,000	480,680
Morgan Stanley (1.928% to 4-28-31, then SOFR + 1.020%) 04/28/2032		350,000	330,647
Morgan Stanley (2.699% to 1-22-30, then SOFR + 1.143%) 01/22/2031		305,000	310,346
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028		395,000	430,623
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030		10,000	11,450
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
4.000%, 11/15/2029 (C)	$15,000	$15,427
5.375%, 05/15/2027 (C)	603,000	644,909
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023	85,000	89,695
New York Life Global Funding 2.000%, 01/22/2025 (C)	420,000	432,502
NTT Finance Corp. 1.162%, 04/03/2026 (C)	200,000	197,359
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	526,577
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	205,616
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%) 11/01/2025	105,000	110,441
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	130,000	138,309
The Bank of New York Mellon Corp. 2.100%, 10/24/2024	260,000	273,648
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	255,000	360,473
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%) 01/27/2032	115,000	109,140
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	235,000	260,594
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	70,000	73,494
2.550%, 01/22/2030	45,000	45,663
The Progressive Corp. 3.200%, 03/26/2030	155,000	166,369
Truist Bank 2.250%, 03/11/2030	620,000	604,966
UBS Group AG 2.650%, 02/01/2022 (C)	380,000	387,206
UBS Group AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (E)	200,000	228,000
UniCredit SpA 6.572%, 01/14/2022 (C)	350,000	364,860
Unum Group
4.000%, 06/15/2029	80,000	86,662
4.500%, 03/15/2025 to 12/15/2049	280,000	299,198
Voya Financial, Inc. 4.800%, 06/15/2046	5,000	5,904
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	310,000	331,094
3.750%, 01/24/2024	330,000	356,851
4.400%, 06/14/2046	60,000	66,843
4.900%, 11/17/2045	15,000	18,003
5.606%, 01/15/2044	15,000	19,295
Wells Fargo & Company (2.406% to 10-30-24, then SOFR + 1.087%) 10/30/2025	465,000	485,707
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051	105,000	134,656
Willis North America, Inc. 3.600%, 05/15/2024	115,000	123,931
		22,275,870
Health care – 3.1%
AbbVie, Inc.
3.200%, 11/21/2029	265,000	281,900
4.250%, 11/21/2049	115,000	130,127

130

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
4.625%, 10/01/2042	$85,000	$99,751
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	423,077
Amgen, Inc.
1.900%, 02/21/2025	65,000	67,131
2.300%, 02/25/2031	450,000	443,655
3.150%, 02/21/2040	105,000	104,185
3.375%, 02/21/2050	95,000	94,960
Anthem, Inc.
3.500%, 08/15/2024	130,000	140,543
4.625%, 05/15/2042	65,000	76,747
Bausch Health Companies, Inc.
5.750%, 08/15/2027 (C)	50,000	53,813
7.000%, 03/15/2024 (C)	9,000	9,207
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,358
Baxter International, Inc. 3.950%, 04/01/2030 (C)	115,000	129,413
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	289,345
Becton, Dickinson and Company
2.823%, 05/20/2030	35,000	35,881
3.363%, 06/06/2024	490,000	526,369
Boston Scientific Corp.
1.900%, 06/01/2025	125,000	128,354
3.750%, 03/01/2026	355,000	391,956
Bristol-Myers Squibb Company
0.750%, 11/13/2025	390,000	384,167
2.550%, 11/13/2050	95,000	84,428
Centene Corp.
3.375%, 02/15/2030	5,000	5,047
4.250%, 12/15/2027	50,000	52,594
4.625%, 12/15/2029	585,000	633,148
Cigna Corp. 1.250%, 03/15/2026 (D)	450,000	444,231
CommonSpirit Health 3.347%, 10/01/2029	45,000	48,014
CVS Health Corp.
4.125%, 04/01/2040	235,000	259,512
5.125%, 07/20/2045	85,000	104,061
Gilead Sciences, Inc. 1.650%, 10/01/2030 (D)	460,000	431,721
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	357,364
HCA, Inc. 3.500%, 09/01/2030	40,000	40,339
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	30,900
Pfizer, Inc. 2.625%, 04/01/2030	90,000	93,423
Rede D'or Finance Sarl 4.500%, 01/22/2030 (C)	680,000	667,474
Royalty Pharma PLC
3.300%, 09/02/2040 (C)	105,000	101,220
3.550%, 09/02/2050 (C)	160,000	152,472
Sutter Health 3.361%, 08/15/2050	110,000	108,852
Teleflex, Inc. 4.250%, 06/01/2028 (C)	25,000	25,906
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	329,906
UnitedHealth Group, Inc.
2.375%, 08/15/2024	170,000	179,019
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
3.500%, 08/15/2039	$100,000	$107,645
4.750%, 07/15/2045	50,000	63,007
		8,142,222
Industrials – 1.9%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	630,713
BWX Technologies, Inc. 4.125%, 04/15/2029 (C)	5,000	5,069
Carrier Global Corp. 2.700%, 02/15/2031	110,000	109,967
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	659,375
5.125%, 07/15/2029 (C)	25,000	26,541
Equifax, Inc.
2.600%, 12/15/2025	133,000	139,424
3.100%, 05/15/2030	40,000	41,520
FedEx Corp.
3.300%, 03/15/2027	90,000	97,704
4.250%, 05/15/2030	155,000	176,391
General Dynamics Corp. 4.250%, 04/01/2040	95,000	111,829
General Electric Company 3.625%, 05/01/2030	130,000	139,966
International Airport Finance SA 12.000%, 03/15/2033 (C)(D)	329,236	318,947
L3Harris Technologies, Inc. 3.850%, 06/15/2023	260,000	277,386
Northrop Grumman Corp. 5.150%, 05/01/2040	215,000	269,706
Otis Worldwide Corp. 2.565%, 02/15/2030	360,000	362,590
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	263,199
4.000%, 07/15/2025 (C)	170,000	186,620
Raytheon Technologies Corp.
3.650%, 08/16/2023	4,000	4,279
3.950%, 08/16/2025	60,000	66,638
4.450%, 11/16/2038	155,000	179,579
4.625%, 11/16/2048	35,000	41,875
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	82,875
The Boeing Company
5.040%, 05/01/2027	220,000	250,815
5.150%, 05/01/2030	170,000	195,797
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	46,673
Union Pacific Corp.
2.973%, 09/16/2062 (C)	240,000	213,685
3.839%, 03/20/2060	15,000	15,942
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	35,621
5.500%, 05/15/2027	65,000	69,323
Waste Management, Inc.
2.500%, 11/15/2050	60,000	51,822
4.150%, 07/15/2049	30,000	34,332
		5,106,203
Information technology – 3.5%
Apple, Inc.
2.200%, 09/11/2029	190,000	192,521
2.650%, 05/11/2050	60,000	54,553
3.450%, 02/09/2045	45,000	47,829
3.850%, 05/04/2043	25,000	28,275
4.375%, 05/13/2045	35,000	42,036

131

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	$419,000	$411,714
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	510,000	512,678
Broadcom, Inc.
2.600%, 02/15/2033 (C)	185,000	172,334
3.469%, 04/15/2034 (C)	46,000	44,906
3.750%, 02/15/2051 (C)	55,000	52,592
5.000%, 04/15/2030	590,000	672,433
CDK Global, Inc. 5.250%, 05/15/2029 (C)	83,000	89,044
CDW LLC
3.250%, 02/15/2029	310,000	306,125
4.250%, 04/01/2028	20,000	20,700
Entegris, Inc.
4.375%, 04/15/2028 (C)	40,000	41,246
4.625%, 02/10/2026 (C)	25,000	25,875
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	18,000	18,460
Fidelity National Information Services, Inc. 2.250%, 03/01/2031	360,000	353,706
Fiserv, Inc.
2.250%, 06/01/2027	50,000	51,110
3.200%, 07/01/2026	205,000	221,264
Gartner, Inc.
3.750%, 10/01/2030 (C)	143,000	141,817
4.500%, 07/01/2028 (C)	193,000	199,031
Global Payments, Inc.
2.900%, 05/15/2030	185,000	188,855
3.200%, 08/15/2029	80,000	84,257
Go Daddy Operating Company LLC 3.500%, 03/01/2029 (C)	15,000	14,738
HP, Inc.
2.200%, 06/17/2025	135,000	139,338
3.000%, 06/17/2027	135,000	142,669
IBM Corp.
1.950%, 05/15/2030	210,000	203,280
3.500%, 05/15/2029	275,000	299,159
4.250%, 05/15/2049	100,000	115,113
Intel Corp. 3.100%, 02/15/2060	175,000	165,273
Leidos, Inc. 3.625%, 05/15/2025 (C)	130,000	141,050
Mastercard, Inc.
2.950%, 03/15/2051	110,000	108,327
3.350%, 03/26/2030	60,000	66,086
Microchip Technology, Inc.
2.670%, 09/01/2023 (C)	370,000	385,330
4.250%, 09/01/2025 (C)	10,000	10,447
Microsoft Corp.
2.675%, 06/01/2060	31,000	28,457
3.041%, 03/17/2062	149,000	146,080
Nokia OYJ
4.375%, 06/12/2027	130,000	137,800
6.625%, 05/15/2039	40,000	49,222
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)	530,000	537,049
NVIDIA Corp. 3.500%, 04/01/2040	185,000	199,000
NXP BV
4.300%, 06/18/2029 (C)	25,000	27,961
4.875%, 03/01/2024 (C)	285,000	316,765
5.350%, 03/01/2026 (C)	115,000	134,221
5.550%, 12/01/2028 (C)	95,000	113,812
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Oracle Corp.
2.300%, 03/25/2028		$385,000	$389,782
2.875%, 03/25/2031		225,000	229,035
3.600%, 04/01/2040		35,000	35,151
3.850%, 04/01/2060		465,000	456,270
3.950%, 03/25/2051		100,000	103,086
4.100%, 03/25/2061		115,000	119,007
Qorvo, Inc. 3.375%, 04/01/2031 (C)		15,000	14,698
QUALCOMM, Inc.
4.650%, 05/20/2035		10,000	12,203
4.800%, 05/20/2045		110,000	138,172
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)		262,000	279,043
Western Digital Corp. 4.750%, 02/15/2026		20,000	22,049
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)		20,000	20,706
			9,273,740
Materials – 1.3%
Anglo American Capital PLC 4.875%, 05/14/2025 (C)		280,000	316,238
Ball Corp. 4.000%, 11/15/2023		570,000	605,981
Commercial Metals Company 5.375%, 07/15/2027		20,000	21,000
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	369,340
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)		200,000	220,210
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (C)		20,000	20,471
LYB International Finance III LLC
1.250%, 10/01/2025		170,000	167,854
3.800%, 10/01/2060		55,000	53,689
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	241,299
Olin Corp. 5.125%, 09/15/2027		$45,000	46,575
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		40,000	37,900
4.375%, 07/15/2030 (C)		410,000	413,690
Suzano Austria GmbH 5.000%, 01/15/2030		500,000	552,750
The Chemours Company 5.375%, 05/15/2027 (D)		45,000	47,700
Vale Overseas, Ltd. 3.750%, 07/08/2030		365,000	381,020
			3,495,717
Real estate – 1.2%
American Tower Corp.
1.500%, 01/31/2028		210,000	200,278
2.400%, 03/15/2025		135,000	140,841
2.950%, 01/15/2051		200,000	176,813
Brixmor Operating Partnership LP
2.250%, 04/01/2028		85,000	83,403
4.050%, 07/01/2030		285,000	306,991
Crown Castle International Corp. 1.050%, 07/15/2026		425,000	411,496
GLP Capital LP
4.000%, 01/15/2031		280,000	289,373
5.300%, 01/15/2029		130,000	145,724
5.750%, 06/01/2028		130,000	149,964
SBA Tower Trust
2.836%, 01/15/2025 (C)		300,000	314,692

132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Tower Trust (continued)
3.168%, 04/11/2022 (C)	$530,000	$530,945
3.448%, 03/15/2023 (C)	435,000	458,102
VEREIT Operating Partnership LP
2.200%, 06/15/2028	15,000	14,720
2.850%, 12/15/2032	15,000	14,527
3.400%, 01/15/2028	60,000	63,268
VICI Properties LP 4.250%, 12/01/2026 (C)	10,000	10,231
		3,311,368
Utilities – 3.0%
Alabama Power Company 4.150%, 08/15/2044	160,000	177,437
American Water Capital Corp.
2.800%, 05/01/2030	85,000	87,417
4.150%, 06/01/2049	110,000	126,558
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	22,210
5.875%, 08/20/2026	40,000	44,016
Berkshire Hathaway Energy Company
1.650%, 05/15/2031	55,000	51,131
3.250%, 04/15/2028	20,000	21,560
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025 (C)	200,000	201,250
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	141,219
3.743%, 05/01/2026	54,000	58,613
4.973%, 05/01/2046	10,000	11,041
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	186,569
Dominion Energy South Carolina, Inc. 5.100%, 06/01/2065	50,000	66,284
Dominion Energy, Inc. 3.375%, 04/01/2030	15,000	15,971
Duke Energy Carolinas LLC 3.450%, 04/15/2051	65,000	66,389
Duke Energy Florida LLC 3.400%, 10/01/2046	135,000	137,345
Duke Energy Indiana LLC 3.250%, 10/01/2049	105,000	103,621
Duke Energy Progress LLC 3.700%, 10/15/2046	125,000	131,555
Evergy, Inc.
2.450%, 09/15/2024	90,000	94,229
2.900%, 09/15/2029	240,000	244,593
Exelon Corp.
2.450%, 04/15/2021	50,000	50,028
3.950%, 06/15/2025	210,000	229,479
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	34,038
2.250%, 09/01/2030	175,000	162,313
3.400%, 03/01/2050	140,000	122,500
5.350%, 07/15/2047	65,000	73,006
Florida Power & Light Company 3.990%, 03/01/2049	45,000	51,756
Georgia Power Company
2.100%, 07/30/2023	255,000	263,208
4.300%, 03/15/2042	200,000	222,815
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	175,000	189,028
4.250%, 05/01/2030 (C)	445,000	484,765
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	220,000	224,252
MidAmerican Energy Company
3.150%, 04/15/2050	115,000	113,016
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
MidAmerican Energy Company (continued)
3.650%, 08/01/2048	$45,000	$47,587
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	150,000	146,761
NiSource, Inc.
3.490%, 05/15/2027	210,000	227,870
3.600%, 05/01/2030	250,000	270,965
NRG Energy, Inc.
2.000%, 12/02/2025 (C)	190,000	189,968
2.450%, 12/02/2027 (C)	190,000	188,854
Oglethorpe Power Corp.
3.750%, 08/01/2050 (C)	35,000	33,991
5.050%, 10/01/2048	135,000	158,944
Oncor Electric Delivery Company LLC 5.750%, 03/15/2029	70,000	86,631
Pacific Gas & Electric Company 2.500%, 02/01/2031	430,000	405,706
PacifiCorp
4.125%, 01/15/2049	33,000	36,749
4.150%, 02/15/2050	45,000	50,851
Public Service Electric & Gas Company 3.800%, 03/01/2046	50,000	55,308
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	220,000	233,075
Puget Energy, Inc.
3.650%, 05/15/2025	250,000	270,239
4.100%, 06/15/2030	205,000	222,162
Sempra Energy
3.400%, 02/01/2028	200,000	214,488
3.800%, 02/01/2038	85,000	91,364
4.000%, 02/01/2048	25,000	26,331
Southern California Edison Company
2.250%, 06/01/2030	85,000	82,288
2.850%, 08/01/2029	150,000	152,240
3.650%, 02/01/2050	35,000	34,623
4.000%, 04/01/2047	72,000	74,168
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	185,710
The Southern Company
2.950%, 07/01/2023	70,000	73,311
3.700%, 04/30/2030	245,000	264,725
		8,034,121
TOTAL CORPORATE BONDS (Cost $83,079,613)		$86,038,995
MUNICIPAL BONDS – 2.3%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	34,377
6.138%, 12/01/2039	155,000	177,026
6.319%, 11/01/2029	185,000	216,428
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	95,556
County of Riverside (California)
2.963%, 02/15/2027	600,000	638,465
3.070%, 02/15/2028	600,000	642,031
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	299,512
5.175%, 11/15/2049	705,000	873,278
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	198,000	283,239

133

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New York Transportation Development Corp. 4.248%, 09/01/2035	$785,000	$859,543
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	828,579
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	514,731
State of California, GO 7.300%, 10/01/2039	30,000	45,737
State of Connecticut, GO 3.000%, 07/01/2021	20,000	20,130
State of Illinois, GO
4.950%, 06/01/2023 (D)	336,818	349,464
5.000%, 01/01/2023	40,000	42,105
5.947%, 04/01/2022	120,000	125,977
TOTAL MUNICIPAL BONDS (Cost $5,587,362)		$6,046,178
TERM LOANS (G) – 3.1%
Communication services – 0.2%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 3.712%, 08/21/2026	137,900	132,270
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 2.606%, 04/15/2027	97,762	96,471
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	131,829	130,387
Terrier Media Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.609%, 12/17/2026	108,628	107,557
		466,685
Consumer discretionary – 0.5%
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.250%) 4.380%, 05/06/2024	98,250	98,127
APX Group, Inc., 2020 Term Loan (Prime rate + 4.000% and 1 month LIBOR + 5.000%) 5.110%, 12/31/2025	196,019	195,774
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 2.331%, 09/15/2023	69,048	68,839
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 2.859%, 12/23/2024	107,673	106,013
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 3.359%, 04/30/2026	96,722	95,634
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/21/2024	120,625	118,816
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.609%, 08/05/2024	85,592	85,432
KFC Holding Company, 2021 Term Loan B (3 month LIBOR + 1.750%) 1.856%, 03/15/2028	97,613	97,532
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 1.859%, 11/19/2026	198,992	195,200
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.205%, 04/16/2026	126,128	122,871
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 3.500%) 3.500%, 07/20/2026	EUR	115,000	$134,355
			1,318,593
Consumer staples – 0.1%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 2.609%, 08/15/2025		$168,349	167,587
Coty, Inc., 2018 USD Term Loan B (3 month LIBOR + 2.250%) 2.354%, 04/07/2025		103,274	99,096
			266,683
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 3.109%, 11/03/2023		124,076	123,663
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 3.359%, 12/23/2026		99,750	99,056
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%) 3.859%, 09/03/2026		132,638	131,763
			354,482
Health care – 0.4%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.250%) 3.750%, 12/23/2027		100,000	99,028
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.109%, 06/02/2025		72,243	71,969
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.500%, 03/01/2024		102,743	102,579
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%) 1.865%, 08/01/2027		392,691	387,221
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%) 5.750%, 03/10/2028		144,848	143,218
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 06/07/2023		84,330	83,822
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.859%, 03/31/2027		99,039	98,317
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 10/01/2026 TBD (H)		50,000	49,900
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.615%, 09/30/2026		124,688	124,116
			1,160,170
Industrials – 0.8%
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%) 2.109%, 10/01/2025		123,868	122,846
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%) 2.109%, 01/15/2027		397,980	394,497

134

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Industrials (continued)
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.500%) 4.500%, 03/03/2025	$73,166	$64,709
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.250%, 06/21/2024	192,500	189,301
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 1.857%, 03/01/2027	123,075	121,383
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%) 1.857%, 03/01/2027	397,990	392,518
RBS Global, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.859%, 08/21/2024	50,146	50,065
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 3.359%, 02/06/2026	198,752	197,510
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%) 1.859%, 11/16/2026	355,902	353,233
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.359%, 05/30/2025	96,710	94,645
Vertical U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.478%, 07/30/2027	174,474	174,735
		2,155,442
Information technology – 0.9%
Gainwell Acquisition Corp., Term Loan B 10/01/2027 TBD (H)	99,750	99,251
Go Daddy Operating Company LLC, Term Loan B1 02/15/2024 TBD (H)	392,280	389,032
Peraton Corp., Term Loan B 02/01/2028 TBD (H)	36,233	36,203
Science Applications International Corp., 2018 Term Loan B (1 month LIBOR + 1.875%) 1.984%, 10/31/2025	393,992	393,149
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 1.859%, 04/16/2025	124,697	123,254
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 1.859%, 04/16/2025	93,106	92,028
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%) 1.859%, 04/16/2025	99,465	98,346
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.859%, 05/04/2026	98,500	98,333
WEX, Inc., 2021 Term Loan 03/18/2028 TBD (H)	455,000	453,294
WEX, Inc., Term Loan B3 (1 month LIBOR + 2.250%) 2.359%, 05/15/2026	535,349	532,731
		2,315,621
Materials – 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3 (3 month LIBOR + 1.750%) 2.004%, 06/01/2024	199,119	198,068
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Materials (continued)
Pactiv Evergreen Group Holdings, Inc., USD 2017 Term Loan B1 (1 month LIBOR + 2.750%) 2.859%, 02/05/2023	$43,598	$43,387
Proampac PG Borrower LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 5.000%, 11/03/2025	100,000	99,859
		341,314
TOTAL TERM LOANS (Cost $8,408,905)		$8,378,990
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.1%
Commercial and residential – 11.4%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 1.609%, 08/25/2035 (F)	142,485	130,478
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 0.749%, 11/25/2035 (F)	68,146	60,536
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.649%, 01/25/2036 (F)	20,840	20,743
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.559%, 03/01/2038 (F)	121,726	102,585
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	78,647	51,324
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.199%, 10/25/2046 (F)	40,316	33,251
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 0.234%, 03/25/2047 (F)	19,268	18,756
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(I)	83,484	85,020
Series 2019-3, Class A1, 2.930%, 05/25/2059 (C)(I)	357,383	359,422
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(I)	449,822	449,510
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(I)	521,506	532,567
BANK
Series 2017-BNK8, Class XA IO, 0.734%, 11/15/2050	4,452,722	177,506
Series 2019-BN18, Class XA IO, 0.902%, 05/15/2062	1,420,569	87,497
Series 2019-BN20, Class XA IO, 0.837%, 09/15/2062	2,449,343	143,950
Series 2019-BN22, Class XA IO, 0.601%, 11/15/2062	2,447,962	106,745
Series 2019-BN23, Class XA IO, 0.698%, 12/15/2052	1,928,372	98,481
Series 2019-BN24, Class XA IO, 0.647%, 11/15/2062	1,189,738	57,271
Series 2020-BN28, Class XA IO, 1.786%, 03/15/2063	2,605,694	355,652
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	275,802
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.453%, 02/15/2050	3,285,197	217,455

135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.956%, 08/15/2036 (C)(F)	$949,000	$948,414
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	322,188	322,618
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 0.279%, 01/25/2037 (F)	110,354	111,467
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.609%, 01/25/2036 (F)	117,753	145,121
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.289%, 10/25/2036 (F)	9,542	9,055
Bellemeade Re, Ltd.
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 1.409%, 03/25/2029 (C)(F)	25,755	25,759
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 1.209%, 07/25/2029 (C)(F)	48,222	48,241
Series 2019-4A, Class M1A (1 month LIBOR + 1.400%), 1.509%, 10/25/2029 (C)(F)	230,614	231,076
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.514%, 01/15/2051	1,335,268	37,273
Series 2018-B4, Class XA IO, 0.514%, 07/15/2051	2,339,110	62,290
Series 2018-B8, Class XA IO, 0.664%, 01/15/2052	4,907,762	198,849
Series 2019-B10, Class XA IO, 1.229%, 03/15/2062	3,194,377	245,686
Series 2019-B12, Class XA IO, 1.065%, 08/15/2052	1,095,051	68,350
Series 2020-B18, Class XA IO, 1.794%, 07/15/2053	699,569	79,225
Series 2020-B22, Class XA IO, 1.523%, 01/15/2054	1,165,481	139,539
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.026%, 10/15/2036 (C)(F)	620,737	621,127
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.656%, 12/15/2037 (C)(F)	355,000	354,995
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	357,183
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	136,700	128,190
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 0.789%, 03/25/2035 (F)	32,999	30,798
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2007-HY4, Class 1A1, 3.023%, 09/25/2047 (I)	$89,248	$85,697
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(I)	327,194	333,155
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.940%, 07/10/2047	1,924,718	51,643
Series 2015-GC29, Class XA IO, 1.036%, 04/10/2048	1,658,078	59,467
Series 2016-C3, Class C, 4.123%, 11/15/2049 (I)	288,000	302,920
COLT Mortgage Loan Trust Series 2019-4, Class A1 2.579%, 11/25/2049 (C)(I)	243,825	245,992
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	840,314
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	521,121
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	423,745
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	277,351
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	615,675
Series 2019-WCM, Class A (1 month LIBOR + 0.900%), 1.006%, 10/15/2034 (C)(F)	560,000	560,000
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(I)	211,749	216,071
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(I)	650,000	649,999
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	16,165
Series 2015-C2, Class XA IO, 0.750%, 06/15/2057	5,033,452	126,900
Series 2016-C6, Class XA IO, 1.919%, 01/15/2049	1,187,958	84,397
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.714%, 09/15/2053	529,568	54,556
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.453%, 06/25/2047 (C)(I)	26,329	26,401
Series 2019-2A, Class A1, 3.558%, 04/25/2059 (C)(I)	147,772	148,293
Series 2019-3A, Class A1, 2.964%, 07/25/2059 (C)(I)	377,375	380,096

136

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 0.259%, 03/25/2037 (F)	$53,919	$53,632
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.126%, 04/19/2036 (I)	123,578	108,836
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	679,527
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	424,979
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.018%, 01/25/2036 (I)	4,798	4,913
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.409%, 01/25/2037 (F)	88,628	24,434
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 0.771%, 09/19/2035 (F)	29,253	24,833
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.350%, 12/19/2036 (F)	174,118	170,379
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.301%, 01/19/2038 (F)	64,694	61,872
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.109%, 10/25/2037 (F)	67,688	66,855
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 1.709%, 10/25/2028 (C)(F)	108,016	108,221
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.009%, 12/25/2036 (I)	49,448	47,457
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	426,851
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	164,596
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.253%, 05/25/2036 (I)	10,029	9,088
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 3.000%, 06/25/2059 (C)	396,908	399,252
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	498,003	503,680
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 0.299%, 11/25/2046 (F)	139,963	131,703
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 1.500%), 1.615%, 04/01/2024 (C)(F)	196,630	196,308
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
LSTAR Securities Investment Trust (continued)
Series 2019-4, Class A1 (1 month LIBOR + 1.500%), 1.615%, 05/01/2024 (C)(F)	$451,248	$447,970
Series 2021-1, Class A (1 month LIBOR + 1.800%), 1.915%, 02/01/2026 (C)(F)	461,081	461,746
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 0.489%, 05/25/2046 (F)	129,010	117,729
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 3.178%, 11/21/2034 (I)	20,161	20,360
MFA Trust
Series 2017-RPL1, Class A1, 2.588%, 02/25/2057 (C)(I)	66,894	67,672
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(I)	96,614	96,560
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.001%, 12/15/2047	1,041,012	30,563
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	656,661
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	476,310
Series 2017-H1, Class XA IO, 1.415%, 06/15/2050	759,527	43,260
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 (1 month LIBOR + 1.900%) 2.009%, 11/26/2029 (C)(F)	407,000	407,566
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 1.906%, 12/15/2033 (C)(F)	300,000	298,712
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	184,862
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(I)	288,779	305,852
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(I)	305,990	325,692
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(I)	549,464	589,225
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(I)	509,749	543,966
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(I)	400,062	424,440
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(I)	303,018	322,387
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.609%, 06/25/2057 (C)(F)	298,818	303,714
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(I)	475,452	508,889

137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(I)	$200,186	$213,697
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 0.859%, 01/25/2048 (C)(F)	402,213	403,463
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(I)	323,355	337,375
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(I)	169,073	171,807
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 1.659%, 07/25/2028 (C)(F)	93,982	94,012
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 1.509%, 07/25/2029 (C)(F)	32,514	32,524
OBX Trust Series 2021-NQM1, Class A1 1.072%, 02/25/2066 (C)(I)	625,000	625,785
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 2.128%, 03/27/2024 (C)(F)	197,792	187,769
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(I)	170,022	171,430
Series 2020-3, Class A1, 2.857%, 09/25/2025 (C)	424,224	427,254
Series 2020-6, Class A1, 2.363%, 11/25/2025 (C)	119,018	119,298
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 1.309%, 06/25/2029 (C)(F)	42,940	42,932
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%) 0.359%, 08/25/2037 (F)	59,700	55,999
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	126,903	138,908
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	665,322
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (C)(I)	650,000	649,987
VCAT LLC Series 2021-NPL2, Class A1 2.115%, 03/27/2051 (C)	135,000	134,999
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.116%, 04/25/2051 (C)	190,000	190,050
Verus Securitization Trust
Series 2019-2, Class A1, 3.211%, 05/25/2059 (C)(I)	191,015	191,480
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(I)	375,000	375,209
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.240%, 02/27/2051 (C)	$390,461	$390,159
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.141%, 06/25/2037 (I)	16,357	15,681
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 0.709%, 07/25/2036 (F)	26,256	17,142
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	333,962
Series 2015-NXS1, Class D, 4.147%, 05/15/2048 (I)	40,000	40,689
Series 2015-NXS1, Class XA IO, 1.095%, 05/15/2048	1,585,207	54,731
Series 2015-NXS3, Class XA IO, 0.901%, 09/15/2057	2,743,234	93,245
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	331,266
		30,297,492
U.S. Government Agency – 3.7%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 1.759%, 04/25/2043 (C)(F)	86,357	85,779
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.559%, 03/25/2049 (C)(F)	292,612	292,978
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.159%, 07/25/2049 (C)(F)	247,241	246,739
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.459%, 02/25/2049 (C)(F)	448,830	449,606
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 1.968%, 09/25/2049 (C)(F)	180,853	179,843
Series 3883, Class PB, 3.000%, 05/15/2041	91,897	98,820
Series 4139, Class PA, 2.500%, 11/15/2041	329,468	345,075
Series K064, Class X1 IO, 0.605%, 03/25/2027	2,286,649	74,763
Series K068, Class A2, 3.244%, 08/25/2027	545,000	602,020
Series K104, Class X1 IO, 1.127%, 01/25/2030	1,323,141	112,339
Series K111, Class X1 IO, 1.572%, 05/25/2030	551,839	67,745
Series K114, Class X1 IO, 1.118%, 06/25/2030	1,603,856	143,381
Series K121, Class X1 IO, 1.029%, 10/25/2030	855,745	70,583
Series K122, Class X1 IO, 0.883%, 11/25/2030	479,887	34,684
Series K124, Class X1 IO, 0.722%, 12/25/2030	1,912,000	116,296

138

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	$131,109	$135,453
Series 2012-21, Class PQ, 2.000%, 09/25/2041	71,747	73,964
Series 2012-52, Class PA, 3.500%, 05/25/2042	87,964	95,179
Series 2012-75, Class KC, 2.500%, 12/25/2041	124,296	128,324
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.009%, 11/25/2024 (F)	82,417	84,889
Series 2015-48, Class QB, 3.000%, 02/25/2043	198,848	206,512
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.809%, 04/25/2028 (F)	46,685	49,521
Series 2016-11, Class GA, 2.500%, 03/25/2046	139,655	145,587
Series 2016-38, Class NA , 3.000%, 01/25/2046	65,462	70,375
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.109%, 09/25/2028 (F)	31,731	33,425
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.459%, 05/25/2029 (F)	267,474	278,362
Series 2017-26, Class CG, 3.500%, 07/25/2044	184,611	193,484
Series 2017-34, Class JK, 3.000%, 05/25/2047	92,708	96,017
Series 2017-35, Class AH, 3.500%, 04/25/2053	223,845	231,406
Series 2017-49, Class JA, 4.000%, 07/25/2053	176,947	185,211
Series 2017-72, Class B, 3.000%, 09/25/2047	174,386	185,595
Series 2017-72, Class CD, 3.000%, 09/25/2047	182,012	193,919
Series 2017-84, Class KA, 3.500%, 04/25/2053	157,015	162,057
Series 2017-96, Class PA, 3.000%, 12/25/2054	250,759	263,686
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 3.659%, 07/25/2029 (F)	166,211	171,203
Series 2018-19, Class DC, 3.500%, 05/25/2056	125,866	132,318
Series 2018-23, Class LA, 3.500%, 04/25/2048	192,779	207,529
Series 2018-38, Class PC, 3.500%, 03/25/2045	104,514	106,790
Series 2018-70, Class HA, 3.500%, 10/25/2056	194,439	205,464
Series 2018-72, Class BA, 3.500%, 07/25/2054	280,188	294,930
Series 2018-77, Class PA, 3.500%, 02/25/2048	73,955	77,611
Series 2018-80, Class GD, 3.500%, 12/25/2047	162,113	170,912
Series 2019-12, Class HA, 3.500%, 11/25/2057	238,413	256,638
Series 2019-14, Class CA, 3.500%, 04/25/2049	240,643	261,697
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-15, Class AB, 3.500%, 05/25/2053	$245,129	$259,263
Series 2019-28, Class JA, 3.500%, 06/25/2059	216,957	235,434
Series 2019-41, Class AC, 2.500%, 03/25/2053	259,300	268,414
Series 2019-45, Class PT, 3.000%, 08/25/2049	289,860	311,811
Series 2019-7, Class CA, 3.500%, 11/25/2057	205,735	219,076
Series 2019-7, Class JA, 3.500%, 03/25/2049	209,096	224,015
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.259%, 11/25/2039 (C)(F)	144,106	141,907
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.259%, 09/25/2031 (C)(F)	115,328	115,599
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.209%, 06/25/2039 (C)(F)	162,582	162,913
Series 415, Class A3, 3.000%, 11/25/2042	208,656	214,839
Government National Mortgage Association
Series 2006-38, Class XS IO, 7.144%, 09/16/2035	37,993	4,470
Series 2013-37, Class LG, 2.000%, 01/20/2042	173,606	178,360
		9,954,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,652,771)		$40,252,302
ASSET BACKED SECURITIES – 6.7%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	235,797	235,395
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.329%, 01/25/2037 (F)	115,735	82,057
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	140,284	142,167
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	306,129	308,651
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	306,365
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 1.052%, 04/22/2027 (C)(F)	726,327	725,901
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 1.318%, 04/25/2026 (C)(F)	9,465	9,468
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(I)	409,212	420,287

139

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bayview Koitere Fund Trust (continued)
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(I)	$160,662	$165,254
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(I)	278,338	281,364
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(I)	354,571	364,217
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(I)	210,687	215,739
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(I)	173,414	178,001
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 1.274%, 04/20/2034 (C)(F)	415,000	415,044
CF Hippolyta LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	137,460	136,275
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	245,211	246,417
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	361,675	380,044
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	173,250	182,101
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	263,423
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	587,283
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	175,080
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.419%, 09/25/2036 (F)	240,000	221,310
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (I)	153,189	61,193
Series 2006-15, Class AF6 5.876%, 09/25/2036	384,940	156,799
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 0.209%, 12/25/2046 (F)	257,973	162,698
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	238,946	236,605
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.199%, 01/25/2037 (F)	222,756	161,705
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 1.264%, 10/20/2027 (C)(F)	434,966	435,035
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 1.874%, 07/20/2026 (C)(F)	490,045	490,161
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.540%, 03/20/2026 (C)	$250,000	$250,038
MFA LLC Series 2021-NPL1, Class A1 2.363%, 03/25/2060 (C)	650,000	650,575
New Residential Mortgage Loan Trust Series 2020-NPL2, Class A1 3.228%, 08/25/2060 (C)	85,807	86,495
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	533,045	533,193
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	90,943	91,877
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 1.041%, 07/15/2027 (C)(F)	219,000	219,011
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	78,230	78,355
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.255%, 04/30/2027 (C)(F)	724,386	724,481
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 1.074%, 01/20/2027 (C)(F)	321,330	321,354
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.480%, 01/15/2027	75,000	75,447
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 0.289%, 07/25/2036 (F)	135,550	63,701
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 1.143%, 10/20/2027 (C)(F)	1,145,444	1,145,512
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.500%, 05/26/2026 (C)	1,838	1,841
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.289%, 07/25/2037 (F)	32,354	31,068
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	398,144	399,231
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	153,799
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 1.064%, 04/20/2028 (C)(F)	341,414	341,434
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(I)	677	677
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(I)	8,973	8,973
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(I)	129,126	130,809

140

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(I)	$126,378	$127,313
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(I)	448,763	456,423
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(I)	114,432	116,144
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(I)	220,526	224,611
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(I)	366,116	377,509
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 0.718%, 02/25/2057 (C)(F)	246,807	246,807
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 1.290%, 04/15/2034 (C)(F)	655,000	655,069
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.121%, 07/15/2027 (C)(F)	588,109	588,135
Verus Securitization Trust Series 2020-NPL1, Class A1 3.598%, 08/25/2050 (C)	272,820	273,885
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 1.123%, 01/18/2029 (C)(F)	790,000	788,255
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	227,363	239,620
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	432,998
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	218,024
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	100,000	101,273
TOTAL ASSET BACKED SECURITIES (Cost $17,890,976)		$17,899,976
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (J)	895	8,300
TOTAL COMMON STOCKS (Cost $119,505)		$8,300
PURCHASED OPTIONS – 0.1%
Puts – 0.1%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Bank of America Corp.) (J)(K)	8,705,000	189,877
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Citibank N.A.) (J)(K)	8,370,000	182,573
		372,450
TOTAL PURCHASED OPTIONS (Cost $297,615)		$372,450
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 6.7%
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.0470% (L)(M)	164,089	$1,641,697
Repurchase agreement – 6.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-21 at 0.010% to be repurchased at $16,100,004 on 4-1-21, collateralized by $15,336,157 Federal National Mortgage Associaiton, 2.500% - 5.000% due 4-1-48 to 2-1-51 (valued at $16,422,000)	$16,100,000	16,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,741,802)		$17,741,697
Total Investments (Investment Quality Bond Trust) (Cost $367,320,314) – 138.8%		$370,152,417
Other assets and liabilities, net – (38.8%)		(103,472,741)
TOTAL NET ASSETS – 100.0%		$266,679,676
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $69,078,912 or 25.9% of the fund's net assets as of 3-31-21.
(D)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $1,582,586.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 3-31-21.

141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	55	Long	Jun 2021	$12,148,569	$12,139,961	$(8,608)
Euro-OAT Futures	11	Long	Jun 2021	2,086,854	2,089,106	2,252
10-Year Australian Treasury Bond Futures	10	Short	Jun 2021	(1,048,868)	(1,047,373)	1,495
10-Year U.S. Treasury Note Futures	88	Short	Jun 2021	(11,800,740)	(11,522,500)	278,240
5-Year U.S. Treasury Note Futures	53	Short	Jun 2021	(6,564,926)	(6,540,117)	24,809
Euro-BTP Italian Government Bond Futures	12	Short	Jun 2021	(2,096,645)	(2,101,150)	(4,505)
Euro-Buxl Futures	4	Short	Jun 2021	(971,801)	(966,492)	5,309
German Euro BUND Futures	10	Short	Jun 2021	(2,005,625)	(2,008,601)	(2,976)
U.K. Long Gilt Bond Futures	6	Short	Jun 2021	(1,064,368)	(1,055,373)	8,995
U.S. Treasury Long Bond Futures	43	Short	Jun 2021	(6,850,433)	(6,647,531)	202,902
Ultra U.S. Treasury Bond Futures	36	Short	Jun 2021	(6,770,484)	(6,523,875)	246,609
Ultra U.S. Treasury Note Futures	74	Short	Jun 2021	(10,867,005)	(10,632,875)	234,130
						$988,652
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ILS	31,000	USD	9,425	GSI	6/16/2021	—	$(143)
USD	347,357	AUD	450,000	BNP	6/16/2021	$5,454	—
USD	134,689	EUR	114,000	JPM	4/30/2021	934	—
USD	371,639	EUR	314,000	GSI	6/16/2021	2,860	—
USD	392,702	EUR	329,000	JPM	6/16/2021	6,306	—
USD	3,952,146	EUR	3,314,000	MSI	6/16/2021	59,999	—
USD	9,343	ILS	31,000	MSI	6/16/2021	61	—
USD	272,467	MXN	5,530,000	GSI	6/10/2021	3,828	—
						$79,442	$(143)
WRITTEN OPTIONS
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,705,000	$87,050	$(114,273)
5-Year Interest Rate Swap	CITI	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,370,000	92,070	(109,872)
								$179,120	$(224,145)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	$(219)	$54,590	$54,371
Centrally cleared	4,935,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(17,185)	457,409	440,224
Centrally cleared	2,460,000	USD	Fixed 1.160%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2040	—	396,664	396,664
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	4,940	499,280	504,220
								$(12,464)	$1,407,943	$1,395,479
142

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	CMBX.NA.BBB-.6	26.829%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(17,365)	$(12,256)	$(29,621)
GSI	CMBX.NA.BBB-.6	26.829%	140,000	USD	140,000	3.000%	Monthly	May 2063	(21,949)	(15,750)	(37,699)
GSI	CMBX.NA.BBB-.6	26.829%	1,335,000	USD	1,335,000	3.000%	Monthly	May 2063	(80,416)	(281,967)	(362,383)
GSI	CMBX.NA.BBB-.6	26.829%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(84,613)	(292,700)	(377,313)
MSI	CMBX.NA.BBB-.6	26.829%	255,000	USD	255,000	3.000%	Monthly	May 2063	(38,909)	(29,758)	(68,667)
MSI	CMBX.NA.BBB-.6	26.829%	130,000	USD	130,000	3.000%	Monthly	May 2063	(20,167)	(14,840)	(35,007)
MSI	CMBX.NA.BBB-.6	26.829%	115,000	USD	115,000	3.000%	Monthly	May 2063	(18,180)	(12,787)	(30,967)
MSI	CMBX.NA.BBB-.6	26.829%	69,000	USD	69,000	3.000%	Monthly	May 2063	(10,914)	(7,666)	(18,580)
					$3,544,000				$(292,513)	$(667,724)	$(960,237)
Centrally cleared	CDX.EM.35	1.856%	4,475,000	USD	4,475,000	1.000%	Quarterly	Jun 2026	(169,783)	(15,578)	(185,361)
Centrally cleared	CDX.NA.IG.36	0.541%	490,000	USD	490,000	1.000%	Quarterly	Jun 2026	10,782	843	11,625
Centrally cleared	Federative Republic of Brazil	2.215%	230,000	USD	230,000	1.000%	Quarterly	Jun 2026	(12,379)	(1,263)	(13,642)
Centrally cleared	Russian Federation	1.111%	220,000	USD	220,000	1.000%	Quarterly	Jun 2026	416	(1,591)	(1,175)
					$5,415,000				$(170,964)	$(17,589)	$(188,553)
					$8,959,000				$(463,477)	$(685,313)	$(1,148,790)
Derivatives Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
ILS	Israeli New Shekel
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 82.5%
Equity - 82.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,405,327	$31,254,464
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,667,263)		$31,254,464
UNAFFILIATED INVESTMENT COMPANIES - 17.5%
Exchange-traded funds - 17.5%
Financial Select Sector SPDR Fund	19,710	671,126
Vanguard Energy ETF	6,848	465,664
Vanguard FTSE Emerging Markets ETF	38,014	1,978,628
Vanguard Health Care ETF	1,164	266,265
Vanguard Information Technology ETF	2,656	952,149
Vanguard Materials ETF	908	157,039
Vanguard Mid-Cap ETF	5,198	1,150,525
Vanguard Real Estate ETF	4,075	374,330
Vanguard Small-Cap ETF	2,890	618,691
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,937,195)		$6,634,417
Lifestyle Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (C)	24,573	$24,573
TOTAL SHORT-TERM INVESTMENTS (Cost $24,573)		$24,573
Total Investments (Lifestyle Aggressive Portfolio) (Cost $31,629,031) - 100.1%		$37,913,454
Other assets and liabilities, net - (0.1%)		(43,820)
TOTAL NET ASSETS - 100.0%		$37,869,634
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.

143

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.3%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,169,082	$582,000,392
Fixed income - 49.7%
Select Bond, Series NAV, JHVIT (MIM US) (B)	40,678,326	575,598,313
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,017,233,493)		$1,157,598,705
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,017,233,493) - 100.0%		$1,157,598,705
Other assets and liabilities, net - (0.0%)		(71,179)
TOTAL NET ASSETS - 100.0%		$1,157,527,526
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,106,478	$46,848,081
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,243,274	187,392,326
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $221,880,018)		$234,240,407
Total Investments (Lifestyle Conservative Portfolio) (Cost $221,880,018) - 100.0%		$234,240,407
Other assets and liabilities, net - (0.0%)		(29,327)
TOTAL NET ASSETS - 100.0%		$234,211,080
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	202,049,569	$4,493,582,406
Fixed income - 29.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	132,848,194	1,879,801,949
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,324,211,170)		$6,373,384,355
Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (C)	300	$300
TOTAL SHORT-TERM INVESTMENTS (Cost $300)		$300
Total Investments (Lifestyle Growth Portfolio) (Cost $5,324,211,470) - 100.0%		$6,373,384,655
Other assets and liabilities, net - (0.0%)		(317,651)
TOTAL NET ASSETS - 100.0%		$6,373,067,004
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,427,290	$142,942,939
Fixed income - 59.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	15,102,546	213,701,020
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $322,750,802)		$356,643,959
Total Investments (Lifestyle Moderate Portfolio) (Cost $322,750,802) - 100.0%		$356,643,959
Other assets and liabilities, net - (0.0%)		(34,898)
TOTAL NET ASSETS - 100.0%		$356,609,061
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Managed Volatility Aggressive Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 84.5%
Equity - 84.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	849,454	$34,368,898
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,604,627	24,021,268
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,571,361	39,907,526
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	550,849	37,870,881
Mid Cap Stock, Series NAV, JHVIT (Wellington)	444,642	12,276,557
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,159,261	13,401,057
Multifactor Developed International ETF, JHETF (DFA)	406,813	13,201,082
Multifactor Emerging Markets ETF, JHETF (DFA)	343,989	10,529,503
Multifactor Mid Cap ETF, JHETF (DFA)	194,666	9,563,941

144

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Small Cap ETF, JHETF (DFA)	406,668	$13,769,778
Small Cap Growth, Class NAV, JHF II (Redwood)	179,288	4,458,889
Small Cap Value, Series NAV, JHVIT (Wellington)	383,948	6,454,173
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,248,431	72,245,098
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $230,963,046)		$292,068,651
UNAFFILIATED INVESTMENT COMPANIES - 13.7%
Equity - 13.7%
Fidelity 500 Index Fund	98,190	13,570,889
Fidelity International Index Fund	719,350	33,946,121
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $39,382,022)		$47,517,010
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (C)	2,488,319	2,488,319
TOTAL SHORT-TERM INVESTMENTS (Cost $2,488,319)		$2,488,319
Total Investments (Managed Volatility Aggressive Portfolio) (Cost $272,833,387) - 98.9%		$342,073,980
Other assets and liabilities, net - 1.1%		3,712,300
TOTAL NET ASSETS - 100.0%		$345,786,280
Managed Volatility Aggressive Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	17	Short	Jun 2021	$(2,557,254)	$(2,495,175)	$62,079
Euro STOXX 50 Index Futures	53	Short	Jun 2021	(2,341,503)	(2,402,839)	(61,336)
FTSE 100 Index Futures	10	Short	Jun 2021	(920,453)	(920,835)	(382)
Japanese Yen Currency Futures	12	Short	Jun 2021	(1,393,066)	(1,355,325)	37,741
MSCI Emerging Markets Index Futures	55	Short	Jun 2021	(3,665,037)	(3,636,875)	28,162
Nikkei 225 Index Futures	7	Short	Jun 2021	(1,828,287)	(1,854,866)	(26,579)
Pound Sterling Currency Futures	10	Short	Jun 2021	(871,721)	(861,313)	10,408
Russell 2000 E-Mini Index Futures	9	Short	Jun 2021	(1,057,055)	(1,000,125)	56,930
S&P 500 Index E-Mini Futures	70	Short	Jun 2021	(13,765,194)	(13,885,899)	(120,705)
S&P Mid 400 Index E-Mini Futures	11	Short	Jun 2021	(2,904,387)	(2,865,830)	38,557
						$24,875
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 48.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,879,407	$237,880,809
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,421,800	170,984,347
Equity Income, Series NAV, JHVIT (T. Rowe Price)	17,845,933	276,968,885
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,315,606	296,697,908
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Cap Stock, Series NAV, JHVIT (Wellington)	2,117,314	$58,459,038
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,727,714	66,212,380
Multifactor Developed International ETF, JHETF (DFA)	3,244,242	105,275,653
Multifactor Emerging Markets ETF, JHETF (DFA)	2,442,165	74,754,671

145

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Mid Cap ETF, JHETF (DFA)	1,984,227	$97,485,073
Multifactor Small Cap ETF, JHETF (DFA)	2,216,221	75,041,243
Small Cap Growth, Class NAV, JHF II (Redwood)	1,293,969	32,181,004
Small Cap Value, Series NAV, JHVIT (Wellington)	3,309,377	55,630,633
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	58,418,573	1,299,229,067
		2,846,800,711
Fixed income - 49.0%
Bond, Class NAV, JHSB (MIM US) (B)	45,574,413	738,761,227
Core Bond, Series NAV, JHVIT (Wells Capital)	18,733,729	256,652,089
Select Bond, Series NAV, JHVIT (MIM US) (B)	133,128,917	1,883,774,169
		2,879,187,485
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,995,613,458)		$5,725,988,196
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.6%
Fidelity 500 Index Fund	707,831	97,829,257
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $86,963,482)		$97,829,257
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 0.045%, 06/28/2021	$2,500,000	2,499,711
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,499,969)		$2,499,711
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Commercial paper - 0.4%
BASF SE 0.180%, 05/20/2021 *	$10,000,000	$9,998,097
NSTAR Electric Company 0.080%, 04/16/2021 *	10,000,000	9,999,640
Salt River Project Agricultural Improvement & Power District 0.120%, 04/07/2021 *	5,100,000	5,099,014
		25,096,751
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (C)	4,238,890	4,238,890
TOTAL SHORT-TERM INVESTMENTS (Cost $29,336,005)		$29,335,641
Total Investments (Managed Volatility Balanced Portfolio) (Cost $5,114,412,914) - 99.7%		$5,855,652,805
Other assets and liabilities, net - 0.3%		18,890,706
TOTAL NET ASSETS - 100.0%		$5,874,543,511
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	177	Long	Jun 2021	$26,239,494	$25,979,175	$(260,319)
Euro STOXX 50 Index Futures	576	Long	Jun 2021	25,580,071	26,113,872	533,801
FTSE 100 Index Futures	89	Long	Jun 2021	8,151,897	8,195,434	43,537
Japanese Yen Currency Futures	119	Long	Jun 2021	13,633,786	13,440,306	(193,480)
MSCI Emerging Markets Index Futures	522	Long	Jun 2021	34,129,170	34,517,250	388,080
Nikkei 225 Index Futures	37	Long	Jun 2021	9,608,984	9,804,290	195,306
Pound Sterling Currency Futures	95	Long	Jun 2021	8,198,726	8,182,469	(16,257)
Russell 2000 E-Mini Index Futures	111	Long	Jun 2021	12,211,259	12,334,875	123,616
S&P 500 Index E-Mini Futures	905	Long	Jun 2021	177,167,743	179,524,850	2,357,107
S&P Mid 400 Index E-Mini Futures	119	Long	Jun 2021	30,496,120	31,003,070	506,950
						$3,678,341
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.1%
Equity - 19.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	463,535	$18,754,621
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	614,754	9,202,872
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,430,552	$22,202,171

146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	298,746	$20,538,772
Multifactor Developed International ETF, JHETF (DFA)	13,427	435,706
Multifactor Emerging Markets ETF, JHETF (DFA)	125,076	3,828,576
Multifactor Mid Cap ETF, JHETF (DFA)	248,555	12,211,507
Multifactor Small Cap ETF, JHETF (DFA)	271,585	9,195,868
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,858,123	85,804,663
		182,174,756
Fixed income - 79.0%
Bond, Class NAV, JHSB (MIM US) (B)	11,966,868	193,982,924
Core Bond, Series NAV, JHVIT (Wells Capital)	4,908,541	67,247,006
Select Bond, Series NAV, JHVIT (MIM US) (B)	34,923,382	494,165,862
		755,395,792
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $869,372,173)		$937,570,548
UNAFFILIATED INVESTMENT COMPANIES - 0.9%
Equity - 0.9%
Fidelity 500 Index Fund	57,502	7,947,408
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,833,599)		$7,947,408
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.151%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$2,000,000	2,000,046
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,000,300)		$2,000,046
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.1%
NSTAR Electric Company 0.080%, 04/16/2021 *	$1,000,000	$999,964
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (D)	2,703,047	2,703,047
TOTAL SHORT-TERM INVESTMENTS (Cost $3,703,014)		$3,703,011
Total Investments (Managed Volatility Conservative Portfolio) (Cost $881,909,086) - 99.6%		$951,221,013
Other assets and liabilities, net - 0.4%		4,253,154
TOTAL NET ASSETS - 100.0%		$955,474,167
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 3-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	12	Long	Jun 2021	$1,802,270	$1,761,300	$(40,970)
Euro STOXX 50 Index Futures	42	Long	Jun 2021	1,855,647	1,904,136	48,489
FTSE 100 Index Futures	5	Long	Jun 2021	459,864	460,418	554
Japanese Yen Currency Futures	8	Long	Jun 2021	927,137	903,550	(23,587)
MSCI Emerging Markets Index Futures	36	Long	Jun 2021	2,388,426	2,380,500	(7,926)
Nikkei 225 Index Futures	3	Long	Jun 2021	778,798	794,942	16,144
Pound Sterling Currency Futures	6	Long	Jun 2021	521,301	516,788	(4,513)
Russell 2000 E-Mini Index Futures	7	Long	Jun 2021	801,628	777,875	(23,753)
S&P 500 Index E-Mini Futures	81	Long	Jun 2021	15,887,875	16,067,970	180,095
S&P Mid 400 Index E-Mini Futures	10	Long	Jun 2021	2,613,352	2,605,300	(8,052)
						$136,481
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
147

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.8%
Equity - 68.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,630,205	$349,178,112
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	22,058,731	330,219,198
Equity Income, Series NAV, JHVIT (T. Rowe Price)	26,195,917	406,560,629
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,992,167	480,711,456
Mid Cap Stock, Series NAV, JHVIT (Wellington)	4,517,847	124,737,765
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,796,356	136,365,880
Multifactor Developed International ETF, JHETF (DFA)	6,820,624	221,329,249
Multifactor Emerging Markets ETF, JHETF (DFA)	4,819,556	147,526,609
Multifactor Mid Cap ETF, JHETF (DFA)	3,321,134	163,167,313
Multifactor Small Cap ETF, JHETF (DFA)	4,448,352	150,621,199
Small Cap Growth, Class NAV, JHF II (Redwood)	2,187,631	54,406,387
Small Cap Value, Series NAV, JHVIT (Wellington)	4,886,146	82,136,111
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	99,353,097	2,209,612,886
		4,856,572,794
Fixed income - 28.5%
Bond, Class NAV, JHSB (MIM US) (B)	32,018,769	519,024,242
Core Bond, Series NAV, JHVIT (Wells Capital)	13,186,346	180,652,938
Select Bond, Series NAV, JHVIT (MIM US) (B)	94,030,598	1,330,532,956
		2,030,210,136
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,737,871,743)		$6,886,782,930
UNAFFILIATED INVESTMENT COMPANIES - 2.1%
Equity - 2.1%
Fidelity 500 Index Fund	740,923	102,402,930
Fidelity International Index Fund	1,047,026	49,409,138
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $142,515,646)		$151,812,068
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Home Loan Bank 0.045%, 06/28/2021	$5,000,000	$4,999,423
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,999,939)		$4,999,423
SHORT-TERM INVESTMENTS - 0.8%
Commercial paper - 0.7%
BASF SE 0.180%, 05/20/2021 *	10,000,000	9,998,097
NSTAR Electric Company
0.080%, 04/13/2021 *	8,054,000	8,053,776
0.080%, 04/16/2021 *	26,000,000	25,999,064
Salt River Project Agricultural Improvement & Power District 0.120%, 04/07/2021 *	5,100,000	5,099,014
		49,149,951
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (C)	6,609,530	6,609,530
TOTAL SHORT-TERM INVESTMENTS (Cost $55,759,896)		$55,759,481
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,941,147,224) - 99.8%		$7,099,353,902
Other assets and liabilities, net - 0.2%		16,989,997
TOTAL NET ASSETS - 100.0%		$7,116,343,899
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	42	Short	Jun 2021	$(6,270,482)	$(6,164,550)	$105,932
Euro STOXX 50 Index Futures	136	Short	Jun 2021	(6,008,384)	(6,165,775)	(157,391)
FTSE 100 Index Futures	22	Short	Jun 2021	(2,024,999)	(2,025,838)	(839)
Japanese Yen Currency Futures	29	Short	Jun 2021	(3,353,725)	(3,275,369)	78,356
MSCI Emerging Markets Index Futures	128	Short	Jun 2021	(8,529,540)	(8,464,000)	65,540
Nikkei 225 Index Futures	43	Short	Jun 2021	(11,171,221)	(11,394,175)	(222,954)
Pound Sterling Currency Futures	23	Short	Jun 2021	(1,987,447)	(1,981,019)	6,428
Russell 2000 E-Mini Index Futures	25	Short	Jun 2021	(2,936,264)	(2,778,125)	158,139
S&P 500 Index E-Mini Futures	186	Short	Jun 2021	(36,576,088)	(36,896,819)	(320,731)
S&P Mid 400 Index E-Mini Futures	27	Short	Jun 2021	(7,128,950)	(7,034,310)	94,640
						$(192,880)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
148

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.2%
Equity - 38.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,450,015	$58,667,599
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,156,173	32,277,904
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,620,625	71,712,105
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,034,219	71,102,543
Mid Cap Stock, Series NAV, JHVIT (Wellington)	576,596	15,919,805
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,459,470	16,871,468
Multifactor Developed International ETF, JHETF (DFA)	478,728	15,534,724
Multifactor Emerging Markets ETF, JHETF (DFA)	450,153	13,779,183
Multifactor Mid Cap ETF, JHETF (DFA)	256,692	12,611,278
Multifactor Small Cap ETF, JHETF (DFA)	303,028	10,260,528
Small Cap Growth, Class NAV, JHF II (Redwood)	302,716	7,528,541
Small Cap Value, Series NAV, JHVIT (Wellington)	688,760	11,578,053
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	13,588,979	302,218,903
		640,062,634
Fixed income - 59.0%
Bond, Class NAV, JHSB (MIM US) (B)	15,630,510	253,370,569
Core Bond, Series NAV, JHVIT (Wells Capital)	6,435,568	88,167,288
Select Bond, Series NAV, JHVIT (MIM US) (B)	45,742,794	647,260,530
		988,798,387
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,454,865,087)		$1,628,861,021
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	206,652	28,561,328
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,741,642)		$28,561,328
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency - 0.2%
Federal Home Loan Bank 0.151%, (1 month LIBOR + 0.005%), 08/16/2021 (C)	$3,000,000	$3,000,069
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,000,450)		$3,000,069
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (D)	7,247,232	7,247,232
TOTAL SHORT-TERM INVESTMENTS (Cost $7,247,232)		$7,247,232
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,489,854,411) - 99.5%		$1,667,669,650
Other assets and liabilities, net - 0.5%		7,988,517
TOTAL NET ASSETS - 100.0%		$1,675,658,167
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 3-31-21.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	49	Long	Jun 2021	$7,329,897	$7,191,975	$(137,922)
Euro STOXX 50 Index Futures	162	Long	Jun 2021	7,152,843	7,344,526	191,683
FTSE 100 Index Futures	24	Long	Jun 2021	2,200,317	2,210,005	9,688
Japanese Yen Currency Futures	32	Long	Jun 2021	3,699,469	3,614,200	(85,269)
MSCI Emerging Markets Index Futures	131	Long	Jun 2021	8,628,198	8,662,375	34,177
Nikkei 225 Index Futures	13	Long	Jun 2021	3,392,500	3,444,751	52,251
Pound Sterling Currency Futures	26	Long	Jun 2021	2,255,868	2,239,412	(16,456)
Russell 2000 E-Mini Index Futures	29	Long	Jun 2021	3,268,602	3,222,625	(45,977)
S&P 500 Index E-Mini Futures	277	Long	Jun 2021	54,220,053	54,948,490	728,437
S&P Mid 400 Index E-Mini Futures	31	Long	Jun 2021	8,006,154	8,076,430	70,276
						$800,888
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
149

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.5%
Communication services – 1.9%
Diversified telecommunication services – 0.2%
Iridium Communications, Inc. (A)	72,937	$3,008,651
Entertainment – 0.2%
Cinemark Holdings, Inc. (A)	66,607	1,359,449
World Wrestling Entertainment, Inc., Class A	28,847	1,565,238
		2,924,687
Interactive media and services – 0.4%
TripAdvisor, Inc. (A)	59,503	3,200,666
Yelp, Inc. (A)	43,475	1,695,525
		4,896,191
Media – 1.0%
Cable One, Inc.	3,353	6,130,491
John Wiley & Sons, Inc., Class A	26,874	1,456,571
TEGNA, Inc.	135,580	2,552,971
The New York Times Company, Class A	89,494	4,530,186
		14,670,219
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	61,469	1,411,328
		26,911,076
Consumer discretionary – 14.2%
Auto components – 1.7%
Adient PLC (A)	58,046	2,565,633
Dana, Inc.	89,296	2,172,572
Fox Factory Holding Corp. (A)	25,802	3,278,402
Gentex Corp.	150,399	5,364,732
Lear Corp.	33,766	6,120,088
The Goodyear Tire & Rubber Company (A)	144,001	2,530,098
Visteon Corp. (A)	17,231	2,101,320
		24,132,845
Automobiles – 0.6%
Harley-Davidson, Inc.	94,631	3,794,703
Thor Industries, Inc. (B)	34,174	4,604,605
		8,399,308
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	30,957	1,224,040
Graham Holdings Company, Class B	2,492	1,401,600
Grand Canyon Education, Inc. (A)	28,932	3,098,617
H&R Block, Inc.	113,213	2,468,043
Service Corp. International	104,576	5,338,605
Strategic Education, Inc.	15,066	1,384,716
WW International, Inc. (A)	29,380	919,006
		15,834,627
Hotels, restaurants and leisure – 2.7%
Boyd Gaming Corp. (A)	49,713	2,931,078
Choice Hotels International, Inc.	17,824	1,912,337
Churchill Downs, Inc.	21,374	4,860,875
Cracker Barrel Old Country Store, Inc.	14,644	2,531,655
Jack in the Box, Inc.	14,090	1,546,800
Marriott Vacations Worldwide Corp. (A)	25,428	4,429,049
Papa John's International, Inc.	20,324	1,801,519
Scientific Games Corp. (A)	34,738	1,338,108
Six Flags Entertainment Corp. (A)	46,789	2,174,285
Texas Roadhouse, Inc. (A)	40,393	3,875,304
The Wendy's Company	110,531	2,239,358
Travel + Leisure Company	53,040	3,243,926
Wingstop, Inc.	18,325	2,330,390
Wyndham Hotels & Resorts, Inc.	57,508	4,012,908
		39,227,592
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 1.5%
Helen of Troy, Ltd. (A)	15,058	$3,172,118
KB Home	54,913	2,555,102
Taylor Morrison Home Corp. (A)	79,517	2,449,919
Tempur Sealy International, Inc.	117,874	4,309,473
Toll Brothers, Inc.	69,157	3,923,277
TopBuild Corp. (A)	20,381	4,268,393
Tri Pointe Homes, Inc. (A)	73,577	1,498,028
		22,176,310
Internet and direct marketing retail – 0.2%
GrubHub, Inc. (A)	57,561	3,453,660
Leisure products – 1.2%
Brunswick Corp.	48,006	4,578,332
Mattel, Inc. (A)	214,904	4,280,888
Polaris, Inc.	35,955	4,799,993
YETI Holdings, Inc. (A)	46,274	3,341,446
		17,000,659
Multiline retail – 0.8%
Kohl's Corp.	97,309	5,800,589
Nordstrom, Inc. (A)	67,206	2,545,091
Ollie's Bargain Outlet Holdings, Inc. (A)	35,129	3,056,223
		11,401,903
Specialty retail – 3.1%
American Eagle Outfitters, Inc.	92,317	2,699,349
AutoNation, Inc. (A)	34,007	3,170,133
Dick's Sporting Goods, Inc.	40,573	3,089,634
Five Below, Inc. (A)	34,486	6,579,584
Foot Locker, Inc.	64,323	3,618,169
Lithia Motors, Inc., Class A	16,438	6,412,299
Murphy USA, Inc.	15,642	2,261,208
RH (A)	10,074	6,010,148
Urban Outfitters, Inc. (A)	42,250	1,571,278
Williams-Sonoma, Inc.	47,273	8,471,322
		43,883,124
Textiles, apparel and luxury goods – 1.3%
Capri Holdings, Ltd. (A)	93,230	4,754,730
Carter's, Inc. (A)	27,191	2,418,096
Columbia Sportswear Company	18,849	1,991,020
Deckers Outdoor Corp. (A)	17,388	5,745,343
Skechers USA, Inc., Class A (A)	84,395	3,520,115
		18,429,304
		203,939,332
Consumer staples – 3.6%
Beverages – 0.5%
The Boston Beer Company, Inc., Class A (A)	5,681	6,852,877
Food and staples retailing – 0.9%
BJ's Wholesale Club Holdings, Inc. (A)	84,735	3,801,212
Casey's General Stores, Inc.	22,805	4,930,213
Grocery Outlet Holding Corp. (A)	53,501	1,973,652
Sprouts Farmers Market, Inc. (A)	72,805	1,938,069
		12,643,146
Food products – 1.9%
Darling Ingredients, Inc. (A)	100,363	7,384,710
Flowers Foods, Inc.	121,522	2,892,224
Ingredion, Inc.	41,423	3,724,756
Lancaster Colony Corp.	12,073	2,117,121
Pilgrim's Pride Corp. (A)	30,061	715,151
Post Holdings, Inc. (A)	36,950	3,906,354
Sanderson Farms, Inc.	12,267	1,910,953
The Hain Celestial Group, Inc. (A)	50,566	2,204,678
Tootsie Roll Industries, Inc.	11,003	364,519

150

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
TreeHouse Foods, Inc. (A)	34,499	$1,802,228
		27,022,694
Household products – 0.1%
Energizer Holdings, Inc.	35,869	1,702,343
Personal products – 0.2%
Coty, Inc., Class A (A)	175,120	1,577,831
Nu Skin Enterprises, Inc., Class A	31,383	1,659,847
		3,237,678
		51,458,738
Energy – 1.3%
Energy equipment and services – 0.2%
ChampionX Corp. (A)	115,072	2,500,515
Oil, gas and consumable fuels – 1.1%
Antero Midstream Corp.	176,617	1,594,852
Cimarex Energy Company	63,457	3,768,711
CNX Resources Corp. (A)	135,611	1,993,482
EQT Corp. (A)	172,119	3,197,971
Equitrans Midstream Corp.	251,767	2,054,419
Murphy Oil Corp.	89,118	1,462,426
World Fuel Services Corp.	38,962	1,371,462
		15,443,323
		17,943,838
Financials – 15.4%
Banks – 7.3%
Associated Banc-Corp.	94,332	2,013,045
BancorpSouth Bank	59,515	1,933,047
Bank of Hawaii Corp.	24,773	2,216,936
Bank OZK	74,614	3,047,982
Cathay General Bancorp	46,131	1,881,222
CIT Group, Inc.	60,927	3,138,350
Commerce Bancshares, Inc.	65,039	4,982,638
Cullen/Frost Bankers, Inc.	34,700	3,773,972
East West Bancorp, Inc.	87,379	6,448,570
First Financial Bankshares, Inc. (B)	87,800	4,102,894
First Horizon Corp.	342,857	5,797,712
FNB Corp.	198,453	2,520,353
Fulton Financial Corp.	100,207	1,706,525
Glacier Bancorp, Inc.	58,901	3,362,069
Hancock Whitney Corp.	53,545	2,249,425
Home BancShares, Inc.	93,778	2,536,695
International Bancshares Corp.	34,382	1,596,012
PacWest Bancorp	72,098	2,750,539
Pinnacle Financial Partners, Inc.	46,905	4,158,597
Prosperity Bancshares, Inc.	57,360	4,295,690
Signature Bank	35,225	7,964,373
Sterling Bancorp	119,412	2,748,864
Synovus Financial Corp.	91,749	4,197,517
TCF Financial Corp.	94,193	4,376,207
Texas Capital Bancshares, Inc. (A)	31,155	2,209,513
Trustmark Corp.	39,137	1,317,351
UMB Financial Corp.	26,765	2,471,212
Umpqua Holdings Corp.	136,043	2,387,555
United Bankshares, Inc.	79,608	3,071,277
Valley National Bancorp	250,356	3,439,891
Webster Financial Corp.	55,730	3,071,280
Wintrust Financial Corp.	35,115	2,661,717
		104,429,030
Capital markets – 2.2%
Affiliated Managers Group, Inc.	26,308	3,920,681
Evercore, Inc., Class A	25,938	3,417,072
FactSet Research Systems, Inc.	23,442	7,233,967
Federated Hermes, Inc.	58,080	1,817,904
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Interactive Brokers Group, Inc., Class A	49,869	$3,642,432
Janus Henderson Group PLC	105,316	3,280,593
SEI Investments Company	73,525	4,479,878
Stifel Financial Corp.	64,794	4,150,704
		31,943,231
Consumer finance – 0.7%
FirstCash, Inc.	25,330	1,663,421
LendingTree, Inc. (A)	6,726	1,432,638
Navient Corp.	113,430	1,623,183
PROG Holdings, Inc. (A)	41,803	1,809,652
SLM Corp.	224,471	4,033,744
		10,562,638
Diversified financial services – 0.3%
Jefferies Financial Group, Inc.	124,984	3,762,018
Insurance – 4.1%
Alleghany Corp. (A)	8,637	5,409,267
American Financial Group, Inc.	43,196	4,928,664
Brighthouse Financial, Inc. (A)	53,933	2,386,535
Brown & Brown, Inc.	144,516	6,605,826
CNO Financial Group, Inc.	83,107	2,018,669
First American Financial Corp.	67,803	3,841,040
Genworth Financial, Inc., Class A (A)	312,327	1,036,926
Kemper Corp.	37,977	3,027,526
Kinsale Capital Group, Inc.	13,213	2,177,502
Mercury General Corp.	16,401	997,345
Old Republic International Corp.	174,607	3,813,417
Primerica, Inc.	24,284	3,589,661
Reinsurance Group of America, Inc.	41,955	5,288,428
RenaissanceRe Holdings, Ltd.	31,303	5,016,314
RLI Corp.	24,524	2,736,143
Selective Insurance Group, Inc.	36,961	2,681,151
The Hanover Insurance Group, Inc.	22,459	2,907,542
		58,461,956
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd.	69,650	3,307,679
MGIC Investment Corp.	208,979	2,894,359
New York Community Bancorp, Inc.	287,448	3,627,594
Washington Federal, Inc.	46,843	1,442,764
		11,272,396
		220,431,269
Health care – 10.9%
Biotechnology – 1.8%
Arrowhead Pharmaceuticals, Inc. (A)	64,064	4,248,084
Emergent BioSolutions, Inc. (A)	27,964	2,598,135
Exelixis, Inc. (A)	192,572	4,350,201
Halozyme Therapeutics, Inc. (A)	78,488	3,272,165
Ligand Pharmaceuticals, Inc. (A)	10,254	1,563,222
Neurocrine Biosciences, Inc. (A)	59,365	5,773,246
United Therapeutics Corp. (A)	27,494	4,598,921
		26,403,974
Health care equipment and supplies – 3.2%
Avanos Medical, Inc. (A)	29,606	1,294,966
Cantel Medical Corp. (A)	23,219	1,853,805
Globus Medical, Inc., Class A (A)	47,702	2,941,782
Haemonetics Corp. (A)	31,369	3,482,273
Hill-Rom Holdings, Inc.	40,961	4,525,371
ICU Medical, Inc. (A)	12,134	2,492,809
Integra LifeSciences Holdings Corp. (A)	43,744	3,022,273
LivaNova PLC (A)	30,037	2,214,628
Masimo Corp. (A)	31,384	7,207,649
Neogen Corp. (A)	32,864	2,921,281
NuVasive, Inc. (A)	31,713	2,079,104
Penumbra, Inc. (A)	20,923	5,661,345

151

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Quidel Corp. (A)	23,770	$3,040,896
STAAR Surgical Company (A)	28,742	3,029,694
		45,767,876
Health care providers and services – 2.7%
Acadia Healthcare Company, Inc. (A)	54,959	3,140,357
Amedisys, Inc. (A)	20,276	5,368,882
Chemed Corp.	9,896	4,550,379
Encompass Health Corp.	61,271	5,018,095
HealthEquity, Inc. (A)	51,180	3,480,240
LHC Group, Inc. (A)	19,501	3,728,786
Molina Healthcare, Inc. (A)	35,800	8,368,608
Patterson Companies, Inc.	53,682	1,715,140
Tenet Healthcare Corp. (A)	65,549	3,408,548
		38,779,035
Life sciences tools and services – 2.6%
Bio-Techne Corp.	23,948	9,146,460
Charles River Laboratories International, Inc. (A)	30,718	8,902,998
Medpace Holdings, Inc. (A)	16,983	2,786,061
PRA Health Sciences, Inc. (A)	39,839	6,108,514
Repligen Corp. (A)	31,440	6,112,250
Syneos Health, Inc. (A)	51,018	3,869,715
		36,925,998
Pharmaceuticals – 0.6%
Jazz Pharmaceuticals PLC (A)	34,766	5,714,487
Nektar Therapeutics (A)	112,450	2,249,000
		7,963,487
		155,840,370
Industrials – 17.8%
Aerospace and defense – 1.0%
Axon Enterprise, Inc. (A)	39,370	5,607,075
Curtiss-Wright Corp.	25,269	2,996,903
Hexcel Corp. (A)	51,601	2,889,656
Mercury Systems, Inc. (A)	34,653	2,448,234
		13,941,868
Air freight and logistics – 0.5%
XPO Logistics, Inc. (A)	63,084	7,778,257
Airlines – 0.3%
JetBlue Airways Corp. (A)	195,066	3,967,642
Building products – 1.9%
Builders FirstSource, Inc. (A)	127,418	5,908,373
Lennox International, Inc.	21,195	6,604,150
Owens Corning	64,764	5,964,117
Simpson Manufacturing Company, Inc.	26,748	2,774,570
Trex Company, Inc. (A)	71,476	6,542,913
		27,794,123
Commercial services and supplies – 1.8%
Clean Harbors, Inc. (A)	31,117	2,615,695
Healthcare Services Group, Inc.	46,117	1,292,660
Herman Miller, Inc.	36,404	1,498,025
IAA, Inc. (A)	83,051	4,579,432
KAR Auction Services, Inc. (A)	80,058	1,200,870
MSA Safety, Inc.	22,438	3,366,149
Stericycle, Inc. (A)	56,545	3,817,353
Tetra Tech, Inc.	33,472	4,542,820
The Brink's Company	30,561	2,421,348
		25,334,352
Construction and engineering – 1.4%
AECOM (A)	91,173	5,845,101
Dycom Industries, Inc. (A)	18,897	1,754,586
EMCOR Group, Inc.	33,823	3,793,588
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Fluor Corp. (A)	77,325	$1,785,434
MasTec, Inc. (A)	34,811	3,261,791
Valmont Industries, Inc.	13,095	3,112,289
		19,552,789
Electrical equipment – 1.7%
Acuity Brands, Inc.	22,237	3,669,105
EnerSys	26,348	2,392,398
Hubbell, Inc.	33,514	6,263,431
nVent Electric PLC	103,807	2,897,253
Regal Beloit Corp.	25,071	3,577,130
Sunrun, Inc. (A)	98,783	5,974,396
		24,773,713
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	32,893	5,413,530
Machinery – 5.1%
AGCO Corp.	38,071	5,468,899
Colfax Corp. (A)	62,195	2,724,763
Crane Company	30,516	2,865,758
Donaldson Company, Inc.	77,848	4,527,640
Flowserve Corp.	80,411	3,120,751
Graco, Inc.	104,169	7,460,584
ITT, Inc.	53,391	4,853,776
Kennametal, Inc.	51,560	2,060,853
Lincoln Electric Holdings, Inc.	36,826	4,527,388
Nordson Corp.	33,356	6,627,170
Oshkosh Corp.	42,209	5,008,520
Terex Corp.	42,837	1,973,501
The Middleby Corp. (A)	34,342	5,692,187
The Timken Company	42,058	3,413,848
The Toro Company	66,427	6,851,281
Trinity Industries, Inc.	50,687	1,444,073
Woodward, Inc.	36,189	4,365,479
		72,986,471
Marine – 0.2%
Kirby Corp. (A)	37,087	2,235,604
Professional services – 1.7%
ASGN, Inc. (A)	32,714	3,122,224
CACI International, Inc., Class A (A)	15,574	3,841,483
CoreLogic, Inc.	45,152	3,578,296
FTI Consulting, Inc. (A)	21,135	2,961,225
Insperity, Inc.	21,935	1,836,837
KBR, Inc.	86,934	3,337,396
ManpowerGroup, Inc.	33,945	3,357,161
Science Applications International Corp.	35,938	3,004,057
		25,038,679
Road and rail – 1.0%
Avis Budget Group, Inc. (A)	31,901	2,314,099
Knight-Swift Transportation Holdings, Inc.	75,661	3,638,537
Landstar System, Inc.	23,694	3,910,932
Ryder System, Inc.	33,144	2,507,344
Werner Enterprises, Inc.	35,261	1,663,261
		14,034,173
Trading companies and distributors – 0.8%
GATX Corp.	21,665	2,009,212
MSC Industrial Direct Company, Inc., Class A	28,836	2,600,719
Univar Solutions, Inc. (A)	104,553	2,252,072
Watsco, Inc.	20,288	5,290,096
		12,152,099
		255,003,300
Information technology – 13.9%

152

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment – 0.9%
Ciena Corp. (A)	95,769	$5,240,480
Lumentum Holdings, Inc. (A)	46,725	4,268,329
NetScout Systems, Inc. (A)	45,328	1,276,436
ViaSat, Inc. (A)	40,170	1,930,972
		12,716,217
Electronic equipment, instruments and components – 3.2%
Arrow Electronics, Inc. (A)	46,048	5,103,039
Avnet, Inc.	61,387	2,548,174
Belden, Inc.	27,564	1,223,015
Cognex Corp.	108,651	9,016,946
Coherent, Inc. (A)	15,091	3,816,363
II-VI, Inc. (A)	64,663	4,421,009
Jabil, Inc.	83,589	4,360,002
Littelfuse, Inc.	15,145	4,004,944
National Instruments Corp.	81,232	3,508,004
SYNNEX Corp.	25,478	2,925,894
Vishay Intertechnology, Inc.	81,866	1,971,333
Vontier Corp. (A)	104,033	3,149,079
		46,047,802
IT services – 1.7%
Alliance Data Systems Corp.	30,674	3,438,249
Concentrix Corp. (A)	25,666	3,842,714
LiveRamp Holdings, Inc. (A)	41,305	2,142,903
MAXIMUS, Inc.	37,931	3,377,376
Perspecta, Inc.	84,506	2,454,899
Sabre Corp. (A)	195,867	2,900,790
WEX, Inc. (A)	27,276	5,706,685
		23,863,616
Semiconductors and semiconductor equipment – 3.8%
Amkor Technology, Inc.	66,087	1,566,923
Brooks Automation, Inc.	45,811	3,740,468
Cirrus Logic, Inc. (A)	35,827	3,037,771
CMC Materials, Inc.	18,003	3,182,750
Cree, Inc. (A)	71,130	7,691,287
First Solar, Inc. (A)	52,332	4,568,584
MKS Instruments, Inc.	34,085	6,320,041
Semtech Corp. (A)	40,122	2,768,418
Silicon Laboratories, Inc. (A)	27,112	3,824,690
SolarEdge Technologies, Inc. (A)	31,838	9,151,515
Synaptics, Inc. (A)	21,559	2,919,520
Universal Display Corp.	26,460	6,264,934
		55,036,901
Software – 3.9%
ACI Worldwide, Inc. (A)	72,305	2,751,205
Blackbaud, Inc. (A)	29,863	2,122,662
CDK Global, Inc.	75,153	4,062,771
Ceridian HCM Holding, Inc. (A)	80,824	6,811,038
CommVault Systems, Inc. (A)	29,009	1,871,081
Fair Isaac Corp. (A)	18,046	8,771,258
InterDigital, Inc.	19,029	1,207,390
j2 Global, Inc. (A)	26,208	3,141,291
Manhattan Associates, Inc. (A)	39,381	4,622,542
Paylocity Holding Corp. (A)	23,157	4,164,323
PTC, Inc. (A)	64,889	8,931,971
Qualys, Inc. (A)	20,812	2,180,681
Sailpoint Technologies Holdings, Inc. (A)	56,434	2,857,818
Teradata Corp. (A)	67,279	2,592,933
		56,088,964
Technology hardware, storage and peripherals – 0.4%
NCR Corp. (A)	80,303	3,047,499
Xerox Holdings Corp.	102,997	2,499,737
		5,547,236
		199,300,736
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 6.3%
Chemicals – 2.6%
Ashland Global Holdings, Inc.	33,702	$2,991,727
Avient Corp.	56,349	2,663,617
Cabot Corp.	34,946	1,832,568
Ingevity Corp. (A)	25,018	1,889,610
Minerals Technologies, Inc.	20,892	1,573,585
NewMarket Corp.	4,516	1,716,803
Olin Corp.	88,134	3,346,448
RPM International, Inc.	80,304	7,375,922
Sensient Technologies Corp.	26,182	2,042,196
The Chemours Company	101,950	2,845,425
The Scotts Miracle-Gro Company	25,099	6,148,502
Valvoline, Inc.	111,981	2,919,345
		37,345,748
Construction materials – 0.3%
Eagle Materials, Inc.	25,886	3,479,337
Containers and packaging – 0.9%
AptarGroup, Inc.	40,221	5,698,109
Greif, Inc., Class A	16,372	933,204
Silgan Holdings, Inc.	48,231	2,027,149
Sonoco Products Company	62,013	3,925,423
		12,583,885
Metals and mining – 2.2%
Cleveland-Cliffs, Inc.	283,297	5,697,103
Commercial Metals Company	74,110	2,285,552
Compass Minerals International, Inc.	20,970	1,315,238
Reliance Steel & Aluminum Company	39,257	5,978,449
Royal Gold, Inc.	40,495	4,358,072
Steel Dynamics, Inc.	123,728	6,280,433
United States Steel Corp.	162,008	4,239,749
Worthington Industries, Inc.	21,265	1,426,669
		31,581,265
Paper and forest products – 0.3%
Domtar Corp.	33,989	1,255,894
Louisiana-Pacific Corp.	65,740	3,645,940
		4,901,834
		89,892,069
Real estate – 8.9%
Equity real estate investment trusts – 8.5%
American Campus Communities, Inc.	84,957	3,667,594
Apartment Income REIT Corp.	91,886	3,929,045
Brixmor Property Group, Inc.	183,174	3,705,610
Camden Property Trust	60,220	6,618,780
CoreSite Realty Corp.	26,398	3,163,800
Corporate Office Properties Trust	69,242	1,823,142
Cousins Properties, Inc.	91,700	3,241,595
CyrusOne, Inc.	74,353	5,035,185
Douglas Emmett, Inc.	101,805	3,196,677
EastGroup Properties, Inc.	24,480	3,507,494
EPR Properties	46,149	2,150,082
First Industrial Realty Trust, Inc.	79,702	3,649,555
Healthcare Realty Trust, Inc.	86,257	2,615,312
Highwoods Properties, Inc.	64,143	2,754,300
Hudson Pacific Properties, Inc.	93,177	2,527,892
JBG SMITH Properties	68,233	2,169,127
Kilroy Realty Corp.	65,363	4,289,774
Lamar Advertising Company, Class A	53,386	5,014,013
Life Storage, Inc.	46,578	4,003,379
Medical Properties Trust, Inc.	357,997	7,618,176
National Retail Properties, Inc.	108,184	4,767,669
Omega Healthcare Investors, Inc.	143,060	5,240,288
Park Hotels & Resorts, Inc. (A)	145,900	3,148,522
Pebblebrook Hotel Trust	81,053	1,968,777

153

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Physicians Realty Trust	129,981	$2,296,764
PotlatchDeltic Corp.	41,305	2,185,861
PS Business Parks, Inc.	12,386	1,914,628
Rayonier, Inc.	85,072	2,743,572
Rexford Industrial Realty, Inc.	81,124	4,088,650
Sabra Health Care REIT, Inc.	130,061	2,257,859
Service Properties Trust	101,736	1,206,589
SL Green Realty Corp.	42,806	2,995,992
Spirit Realty Capital, Inc.	70,897	3,013,123
STORE Capital Corp.	148,058	4,959,943
The Macerich Company	71,647	838,270
Urban Edge Properties	67,895	1,121,625
Weingarten Realty Investors	74,118	1,994,515
		121,423,179
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	31,548	5,648,354
		127,071,533
Utilities – 3.3%
Electric utilities – 1.0%
ALLETE, Inc.	32,081	2,155,522
Hawaiian Electric Industries, Inc.	67,390	2,994,138
IDACORP, Inc.	31,151	3,114,165
OGE Energy Corp.	123,459	3,995,133
PNM Resources, Inc.	52,981	2,598,718
		14,857,676
Gas utilities – 1.3%
National Fuel Gas Company	56,270	2,812,937
New Jersey Resources Corp.	59,409	2,368,637
ONE Gas, Inc.	32,864	2,527,570
Southwest Gas Holdings, Inc.	35,322	2,426,975
Spire, Inc.	31,889	2,356,278
UGI Corp.	128,727	5,279,094
		17,771,491
Multi-utilities – 0.6%
Black Hills Corp.	38,759	2,587,938
MDU Resources Group, Inc.	123,769	3,912,338
NorthWestern Corp.	31,242	2,036,978
		8,537,254
Water utilities – 0.4%
Essential Utilities, Inc.	137,835	6,168,116
		47,334,537
TOTAL COMMON STOCKS (Cost $1,013,058,151)		$1,395,126,798
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.5%
U.S. Government – 2.1%
U.S. Treasury Bill 0.020%, 05/20/2021 *	$30,000,000	$29,999,387
U.S. Government Agency – 0.3%
Federal Home Loan Bank Discount Note 0.030%, 05/12/2021 *	4,000,000	3,999,954
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0470% (C)(D)	8,122	81,258
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $1,839,000 on 4-1-21, collateralized by $1,876,500 U.S. Treasury Notes, 0.125% due 3-31-23 (valued at $1,875,839)	$1,839,000	1,839,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,919,309)		$35,919,599
Total Investments (Mid Cap Index Trust) (Cost $1,048,977,460) – 100.0%		$1,431,046,397
Other assets and liabilities, net – 0.0%		96,673
TOTAL NET ASSETS – 100.0%		$1,431,143,070
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $604,846. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $695,674 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	155	Long	Jun 2021	$40,581,332	$40,382,150	$(199,182)
						$(199,182)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 8.0%
154

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment – 2.1%
Spotify Technology SA (A)	76,374	$20,464,413
Interactive media and services – 5.9%
Match Group, Inc. (A)	169,250	23,251,565
Snap, Inc., Class A (A)	317,475	16,600,768
Twitter, Inc. (A)	276,866	17,616,984
		57,469,317
		77,933,730
Consumer discretionary – 32.4%
Automobiles – 1.9%
Thor Industries, Inc.	133,877	18,038,587
Diversified consumer services – 2.3%
Chegg, Inc. (A)	261,804	22,426,131
Hotels, restaurants and leisure – 8.8%
Chipotle Mexican Grill, Inc. (A)	21,589	30,674,083
DraftKings, Inc., Class A (A)	502,719	30,831,756
Penn National Gaming, Inc. (A)	117,824	12,352,668
Planet Fitness, Inc., Class A (A)	152,165	11,762,355
		85,620,862
Household durables – 2.3%
Lennar Corp., A Shares	224,570	22,733,221
Internet and direct marketing retail – 3.3%
Coupang, Inc., A Shares (A)(B)	707,162	32,571,882
Leisure products – 1.5%
Polaris, Inc.	107,007	14,285,435
Multiline retail – 2.0%
Ollie's Bargain Outlet Holdings, Inc. (A)	228,832	19,908,384
Specialty retail – 6.6%
Burlington Stores, Inc. (A)	33,761	10,087,787
Five Below, Inc. (A)	99,321	18,949,454
Floor & Decor Holdings, Inc., Class A (A)	222,189	21,214,606
JAND, Inc., Class A (A)(B)(C)	28,798	747,596
Ross Stores, Inc.	112,739	13,518,533
		64,517,976
Textiles, apparel and luxury goods – 3.7%
Lululemon Athletica, Inc. (A)	118,268	36,273,978
		316,376,456
Consumer staples – 2.1%
Beverages – 2.1%
The Boston Beer Company, Inc., Class A (A)	17,288	20,854,169
Financials – 4.9%
Capital markets – 4.9%
Ares Management Corp., Class A	201,054	11,265,056
BowX Acquisition Corp. (A)	832,870	10,227,644
Soaring Eagle Acquisition Corp. (A)	499,400	5,053,928
Tradeweb Markets, Inc., Class A	284,974	21,088,076
		47,634,704
Health care – 20.0%
Biotechnology – 4.0%
Apellis Pharmaceuticals, Inc. (A)	88,981	3,818,175
Ascendis Pharma A/S, ADR (A)	40,046	5,161,128
Exact Sciences Corp. (A)	105,833	13,946,673
Kodiak Sciences, Inc. (A)	70,109	7,949,660
Novavax, Inc. (A)	18,515	3,356,955
Thoma Bravo Advantage, Class A (A)	466,152	4,871,288
		39,103,879
Health care equipment and supplies – 10.2%
ABIOMED, Inc. (A)	63,966	20,387,883
Align Technology, Inc. (A)	74,803	40,508,064
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
DexCom, Inc. (A)	68,298	$24,545,618
Insulet Corp. (A)	54,698	14,271,802
		99,713,367
Health care providers and services – 1.7%
Oak Street Health, Inc. (A)(D)	311,740	16,918,130
Health care technology – 1.9%
GoodRx Holdings, Inc., Class A (A)(D)	275,494	10,749,776
Multiplan Corp. (A)	1,331,324	7,388,848
		18,138,624
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	82,792	10,526,175
Pharmaceuticals – 1.1%
Elanco Animal Health, Inc. (A)	289,234	8,517,941
Reata Pharmaceuticals, Inc., Class A (A)	17,931	1,787,721
		10,305,662
		194,705,837
Industrials – 8.9%
Commercial services and supplies – 1.3%
Copart, Inc. (A)	119,100	12,935,451
Machinery – 2.7%
Fortive Corp.	185,666	13,115,446
The Middleby Corp. (A)	76,893	12,745,015
		25,860,461
Professional services – 4.9%
CoStar Group, Inc. (A)	36,558	30,046,655
Leidos Holdings, Inc.	181,395	17,464,711
		47,511,366
		86,307,278
Information technology – 21.0%
Electronic equipment, instruments and components – 0.1%
Vontier Corp. (A)	41,773	1,264,469
Semiconductors and semiconductor equipment – 5.7%
Marvell Technology Group, Ltd.	326,857	16,009,456
MKS Instruments, Inc.	62,549	11,597,836
SolarEdge Technologies, Inc. (A)	47,450	13,639,028
Universal Display Corp.	60,032	14,213,777
		55,460,097
Software – 15.2%
2U, Inc. (A)	284,284	10,868,177
Fair Isaac Corp. (A)	55,216	26,837,737
Guidewire Software, Inc. (A)	181,274	18,422,877
MarkLogic Corp. (A)(C)	253,035	70,850
Paycom Software, Inc. (A)	56,978	21,085,279
Proofpoint, Inc. (A)	90,904	11,434,814
RingCentral, Inc., Class A (A)	81,789	24,363,307
Varonis Systems, Inc. (A)	153,085	7,859,384
Workday, Inc., Class A (A)	110,129	27,359,347
		148,301,772
		205,026,338
TOTAL COMMON STOCKS (Cost $704,725,376)		$948,838,512
PREFERRED SECURITIES – 1.3%
Consumer discretionary – 0.5%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(B)(C)	75,561	2,751,176
Internet and direct marketing retail – 0.0%
One Kings Lane, Inc. (A)(C)	302,694	48,431

155

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	64,307	$1,669,410
		4,469,017
Information technology – 0.6%
Software – 0.6%
Essence Group Holdings Corp. (A)(B)(C)	1,663,188	4,523,871
Lookout, Inc., Series F (A)(B)(C)	211,003	1,829,396
		6,353,267
Real estate – 0.2%
Real estate management and development – 0.2%
The We Company, Inc., Series D1 (A)(B)(C)	92,333	1,044,962
The We Company, Inc., Series D2 (A)(B)(C)	81,039	917,144
		1,962,106
TOTAL PREFERRED SECURITIES (Cost $11,606,347)		$12,784,390
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 2.4%
John Hancock Collateral Trust, 0.0470% (E)(F)	2,374,694	23,758,579
Repurchase agreement – 1.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-21 at 0.010% to be repurchased at $9,900,003 on 4-1-21, collateralized by $9,674,406 Federal Home Loan Mortgage Corp., 3.000% due 5-1-50 (valued at $10,098,000)	$9,900,000	9,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,659,364)		$33,658,579
Total Investments (Mid Cap Stock Trust) (Cost $749,991,087) – 102.0%		$995,281,481
Other assets and liabilities, net – (2.0%)		(19,843,617)
TOTAL NET ASSETS – 100.0%		$975,437,864
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $23,218,293.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 92.6%
Communication services – 4.6%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	6,400	$1,148,544
Media – 4.1%
DISH Network Corp., Class A (A)	92,816	3,359,939
Fox Corp., Class A	98,689	3,563,660
News Corp., Class A	566,359	14,402,509
Scholastic Corp.	103,218	3,107,894
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
ViacomCBS, Inc., Class B	52,562	$2,370,546
		26,804,548
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	94,769	2,175,896
		30,128,988
Consumer discretionary – 2.9%
Diversified consumer services – 0.7%
Strategic Education, Inc.	51,966	4,776,195
Hotels, restaurants and leisure – 0.5%
Compass Group PLC (A)	155,782	3,147,381
Household durables – 0.3%
Mohawk Industries, Inc. (A)	11,155	2,145,218
Multiline retail – 0.4%
Nordstrom, Inc. (A)	77,812	2,946,740
Textiles, apparel and luxury goods – 1.0%
Ralph Lauren Corp. (A)	52,057	6,411,340
		19,426,874
Consumer staples – 8.0%
Beverages – 0.6%
Carlsberg A/S, Class B	24,881	3,815,739
Food and staples retailing – 1.6%
Sysco Corp.	121,885	9,597,225
The Kroger Company	20,816	749,168
		10,346,393
Food products – 5.8%
Bunge, Ltd.	183,679	14,560,234
Campbell Soup Company	96,398	4,845,927
Flowers Foods, Inc.	546,423	13,004,867
The Kraft Heinz Company	158,191	6,327,640
		38,738,668
		52,900,800
Energy – 12.1%
Energy equipment and services – 2.0%
Frank's International NV (A)	860,637	3,055,261
NOV, Inc. (A)	202,286	2,775,364
SEACOR Marine Holdings, Inc. (A)	98,958	527,446
TechnipFMC PLC (A)	586,400	4,527,008
Tidewater, Inc. (A)	195,514	2,449,790
		13,334,869
Oil, gas and consumable fuels – 10.1%
Cameco Corp. (New York Stock Exchange)	554,076	9,203,202
Canadian Natural Resources, Ltd.	270,938	8,363,856
Chesapeake Energy Corp. (A)	37,842	1,641,964
EQT Corp. (A)	893,253	16,596,644
Equinor ASA	31,941	623,480
Equinor ASA (Frankfurt Stock Exchange)	124,931	2,399,943
Equitrans Midstream Corp.	546,565	4,459,970
Hess Corp.	76,619	5,421,560
Imperial Oil, Ltd.	607,542	14,690,366
NAC Kazatomprom JSC, GDR	141,736	3,487,354
		66,888,339
		80,223,208
Financials – 16.1%
Banks – 3.5%
Fifth Third Bancorp	346,896	12,991,255
Popular, Inc.	59,822	4,206,683
Westamerica Bancorporation	96,611	6,065,239
		23,263,177

156

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 4.3%
Lazard, Ltd., Class A	146,251	$6,363,381
Northern Trust Corp.	86,750	9,118,293
State Street Corp.	155,423	13,057,086
		28,538,760
Diversified financial services – 1.0%
Groupe Bruxelles Lambert SA	62,751	6,491,339
Insurance – 6.6%
Brighthouse Financial, Inc. (A)	129,323	5,722,543
Brown & Brown, Inc.	145,800	6,664,518
CNA Financial Corp.	154,999	6,917,605
Kemper Corp.	63,245	5,041,891
Loews Corp.	242,870	12,454,374
Marsh & McLennan Companies, Inc.	33,353	4,062,395
RenaissanceRe Holdings, Ltd.	17,900	2,868,475
		43,731,801
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	315,227	4,175,182
		106,200,259
Health care – 15.9%
Biotechnology – 2.0%
ACADIA Pharmaceuticals, Inc. (A)	97,700	2,520,660
Alkermes PLC (A)	200,300	3,741,604
BioMarin Pharmaceutical, Inc. (A)	28,615	2,160,719
Galapagos NV (A)	22,398	1,728,330
Incyte Corp. (A)	27,038	2,197,378
Ionis Pharmaceuticals, Inc. (A)	13,324	599,047
Sarepta Therapeutics, Inc. (A)	3,700	275,761
		13,223,499
Health care equipment and supplies – 5.1%
Baxter International, Inc.	101,047	8,522,304
Dentsply Sirona, Inc.	160,368	10,233,082
Hologic, Inc. (A)	83,600	6,218,168
Zimmer Biomet Holdings, Inc.	54,815	8,774,785
		33,748,339
Health care providers and services – 7.8%
Cardinal Health, Inc.	257,988	15,672,771
Covetrus, Inc. (A)	160,596	4,813,062
Fresenius Medical Care AG & Company KGaA	9,550	703,467
Fresenius Medical Care AG & Company KGaA, ADR	40,404	1,490,100
Fresenius SE & Company KGaA	10,883	484,951
Fresenius SE & Company KGaA, ADR	135,772	1,517,931
Patterson Companies, Inc.	361,227	11,541,203
Select Medical Holdings Corp. (A)	456,255	15,558,296
		51,781,781
Pharmaceuticals – 1.0%
Perrigo Company PLC	158,150	6,400,331
		105,153,950
Industrials – 8.1%
Aerospace and defense – 2.1%
Rolls-Royce Holdings PLC (A)	489,407	710,717
Textron, Inc.	231,031	12,956,218
		13,666,935
Air freight and logistics – 1.1%
CH Robinson Worldwide, Inc.	76,898	7,338,376
Airlines – 0.6%
Southwest Airlines Company (A)	66,004	4,030,204
Commercial services and supplies – 0.3%
Cintas Corp.	6,872	2,345,482
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery – 2.6%
AGCO Corp.	46,959	$6,745,660
CNH Industrial NV (A)	218,125	3,411,475
PACCAR, Inc.	79,440	7,381,565
		17,538,700
Marine – 0.4%
SEACOR Holdings, Inc. (A)	59,588	2,428,211
Road and rail – 1.0%
JB Hunt Transport Services, Inc.	31,589	5,309,163
Ryder System, Inc.	14,021	1,060,689
		6,369,852
		53,717,760
Information technology – 2.7%
Electronic equipment, instruments and components – 0.9%
National Instruments Corp.	131,419	5,675,330
IT services – 0.5%
Cognizant Technology Solutions Corp., Class A	40,744	3,182,921
Semiconductors and semiconductor equipment – 1.3%
Applied Materials, Inc.	66,456	8,878,522
		17,736,773
Materials – 9.5%
Chemicals – 2.6%
Corteva, Inc.	190,544	8,883,161
PPG Industries, Inc.	16,877	2,535,938
Westlake Chemical Corp.	64,135	5,694,547
		17,113,646
Construction materials – 1.6%
Summit Materials, Inc., Class A (A)	218,992	6,136,156
Vulcan Materials Company	25,943	4,377,881
		10,514,037
Metals and mining – 5.3%
AngloGold Ashanti, Ltd., ADR	102,100	2,243,137
Cia de Minas Buenaventura SAA, ADR (A)	495,853	4,973,406
Endeavour Mining Corp.	79,500	1,602,399
Franco-Nevada Corp.	92,773	11,626,339
Freeport-McMoRan, Inc. (A)	233,711	7,696,103
Fresnillo PLC	388,437	4,626,546
Gold Fields, Ltd., ADR	271,558	2,577,085
		35,345,015
		62,972,698
Real estate – 6.7%
Equity real estate investment trusts – 6.4%
Apartment Income REIT Corp.	70,290	3,005,600
Apartment Investment and Management Company, Class A	417,176	2,561,461
Equity Commonwealth	161,907	4,501,015
Equity Residential	59,779	4,281,970
Rayonier, Inc.	316,270	10,199,708
Regency Centers Corp.	100,299	5,687,956
Weyerhaeuser Company	344,063	12,248,643
		42,486,353
Real estate management and development – 0.3%
The St. Joe Company	36,161	1,551,307
		44,037,660
Utilities – 6.0%
Electric utilities – 3.7%
FirstEnergy Corp.	370,896	12,866,382
PG&E Corp. (A)	986,953	11,557,220
		24,423,602

157

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities – 0.7%
National Fuel Gas Company	87,409	$4,369,576
Independent power and renewable electricity producers – 0.4%
Vistra Corp.	148,400	2,623,712
Multi-utilities – 1.2%
CenterPoint Energy, Inc.	220,562	4,995,729
Consolidated Edison, Inc.	42,700	3,193,960
		8,189,689
		39,606,579
TOTAL COMMON STOCKS (Cost $463,712,277)		$612,105,549
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	13,902	1,608,865
TOTAL PREFERRED SECURITIES (Cost $1,574,182)		$1,608,865
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (B)	$1,427,000	1,369,920
TOTAL CORPORATE BONDS (Cost $1,061,580)		$1,369,920
TERM LOANS (C) – 0.0%
Energy – 0.0%
Chesapeake Energy Corp., 2019 Last Out Term Loan TBD 06/24/2024 (D)	55,000	88,275
TOTAL TERM LOANS (Cost $63,800)		$88,275
SHORT-TERM INVESTMENTS – 6.8%
Short-term funds – 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (E)	2,352,619	2,352,619
T. Rowe Price Government Reserve Fund, 0.0365% (E)	42,316,765	42,316,765
TOTAL SHORT-TERM INVESTMENTS (Cost $44,669,384)		$44,669,384
Total Investments (Mid Value Trust) (Cost $511,081,223) – 99.8%		$659,841,993
Other assets and liabilities, net – 0.2%		1,311,699
TOTAL NET ASSETS – 100.0%		$661,153,692
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 0.5%
U.S. Treasury Inflation Protected Securities 0.125%, 02/15/2051 (A)		$1,034,728	$1,041,720
U.S. Government Agency - 1.6%
Federal National Mortgage Association
1.500%, TBA (B)		1,045,000	1,048,148
2.500%, TBA (B)		1,155,000	1,184,437
3.000%, TBA (B)		800,000	833,313
			3,065,898
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,079,406)			$4,107,618
FOREIGN GOVERNMENT OBLIGATIONS - 45.9%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029		34,723	12,448
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	458,045
			470,493
Australia - 2.1%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	5,175,000	4,171,897
Bahrain - 0.1%
Kingdom of Bahrain 6.750%, 09/20/2029		$200,000	217,191
Brazil - 0.4%
Federative Republic of Brazil 10.000%, 01/01/2025	BRL	3,760,000	720,628
Canada - 1.9%
Government of Canada
0.500%, 12/01/2050	CAD	382,734	329,321
2.750%, 12/01/2048		1,180,000	1,093,615
3.000%, 12/01/2036		737,886	863,585
4.000%, 12/01/2031		1,323,035	1,539,077
			3,825,598
Chile - 0.4%
Republic of Chile
1.250%, 01/22/2051	EUR	430,000	454,222
5.000%, 03/01/2035	CLP	150,000,000	228,529
			682,751
Colombia - 0.8%
Republic of Colombia
3.875%, 03/22/2026	EUR	670,000	890,677
6.000%, 04/28/2028	COP	1,509,800,000	403,134
6.125%, 01/18/2041		$130,000	154,371
7.375%, 09/18/2037		135,000	178,268
			1,626,450
Croatia - 0.4%
Republic of Croatia
1.125%, 06/19/2029	EUR	190,000	228,651
1.500%, 06/17/2031		500,000	617,133
			845,784
Czech Republic - 0.2%
Czech Republic 0.250%, 02/10/2027	CZK	7,980,000	331,015
Egypt - 0.2%
Arab Republic of Egypt
6.375%, 04/11/2031	EUR	150,000	180,120

158

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt (continued)
Arab Republic of Egypt (continued)
8.700%, 03/01/2049		$200,000	$200,498
			380,618
Gabon - 0.1%
Republic of Gabon 6.625%, 02/06/2031		200,000	193,004
Germany - 2.4%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	358,656	463,983
0.500%, 04/15/2030		3,003,783	4,280,938
			4,744,921
Ghana - 0.2%
Republic of Ghana
8.625%, 04/07/2034		$200,000	196,750
8.875%, 05/07/2042 (C)		200,000	192,050
			388,800
Greece - 0.7%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (D)*	EUR	409,185,000	1,415,561
Guatemala - 0.1%
Republic of Guatemala 4.900%, 06/01/2030		$200,000	219,002
Honduras - 0.2%
Republic of Honduras 5.625%, 06/24/2030		300,000	313,500
Hungary - 0.7%
Republic of Hungary
1.500%, 11/17/2050	EUR	385,000	425,855
1.625%, 04/28/2032		520,000	652,218
2.750%, 12/22/2026	HUF	97,030,000	326,688
			1,404,761
Iceland - 1.9%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,800,961
Indonesia - 3.8%
Republic of Indonesia
1.100%, 03/12/2033	EUR	380,000	430,985
1.400%, 10/30/2031		680,000	800,518
7.000%, 05/15/2027 to 09/15/2030	IDR	30,316,000,000	2,132,141
8.250%, 05/15/2029		11,210,000,000	841,286
8.375%, 03/15/2034		43,779,000,000	3,296,822
			7,501,752
Israel - 1.5%
State of Israel 3.750%, 03/31/2047	ILS	7,280,000	2,847,238
Ivory Coast - 0.3%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	590,000	673,682
Japan - 4.8%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,044,821,214	9,509,784
Macedonia - 0.4%
Republic of Macedonia
1.625%, 03/10/2028 (C)	EUR	485,000	554,390
3.675%, 06/03/2026		200,000	256,764
			811,154
Malaysia - 0.3%
Government of Malaysia 3.900%, 11/30/2026	MYR	2,460,000	625,449
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 2.7%
Government of Mexico
2.875%, 04/08/2039	EUR	295,000	$352,147
3.000%, 03/06/2045		360,000	434,422
3.375%, 02/23/2031		150,000	202,273
3.625%, 04/09/2029		550,000	748,234
5.625%, 03/19/2114	GBP	100,000	149,874
7.500%, 06/03/2027	MXN	15,823,500	824,514
8.000%, 11/07/2047		50,461,500	2,532,543
			5,244,007
Morocco - 0.6%
Kingdom of Morocco
2.000%, 09/30/2030	EUR	410,000	476,250
4.000%, 12/15/2050		$240,000	211,441
5.500%, 12/11/2042		445,000	488,098
			1,175,789
New Zealand - 1.0%
Government of New Zealand 1.500%, 05/15/2031	NZD	2,790,000	1,892,168
Pakistan - 0.2%
Republic of Pakistan
7.375%, 04/08/2031 (C)		$200,000	204,000
8.875%, 04/08/2051 (C)		200,000	207,500
			411,500
Panama - 0.3%
Republic of Panama 4.500%, 04/01/2056		560,000	612,343
Paraguay - 0.2%
Republic of Paraguay
5.600%, 03/13/2048		200,000	227,302
6.100%, 08/11/2044		200,000	240,000
			467,302
Peru - 0.2%
Republic of Peru
3.750%, 03/01/2030	EUR	155,000	223,481
6.950%, 08/12/2031	PEN	730,000	225,936
			449,417
Poland - 0.4%
Republic of Poland 3.250%, 07/25/2025	PLN	2,430,000	681,641
Romania - 1.4%
Republic of Romania
2.000%, 01/28/2032	EUR	95,000	111,685
2.124%, 07/16/2031		350,000	418,715
2.625%, 12/02/2040 (C)		540,000	626,367
3.875%, 10/29/2035		520,000	704,296
4.625%, 04/03/2049		490,000	705,778
4.750%, 02/24/2025	RON	1,080,000	278,329
			2,845,170
Russia - 3.6%
Government of Russia
6.900%, 05/23/2029	RUB	240,040,000	3,171,538
7.650%, 04/10/2030		237,410,000	3,292,247
8.150%, 02/03/2027		42,900,000	607,127
			7,070,912
Saudi Arabia - 0.6%
Kingdom of Saudi Arabia
0.750%, 07/09/2027	EUR	240,000	287,018
2.000%, 07/09/2039		290,000	353,531
2.250%, 02/02/2033 (C)		$667,000	627,954
			1,268,503

159

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Senegal - 0.1%
Republic of Senegal 4.750%, 03/13/2028	EUR	100,000	$118,949
Serbia - 0.3%
Republic of Serbia
1.500%, 06/26/2029	EUR	295,000	346,015
1.650%, 03/03/2033 (C)		215,000	244,342
			590,357
Singapore - 1.2%
Republic of Singapore 2.875%, 09/01/2030	SGD	2,820,000	2,299,581
South Africa - 0.3%
Republic of South Africa 7.000%, 02/28/2031	ZAR	11,880,000	656,942
South Korea - 6.2%
Republic of Korea 1.375%, 12/10/2029 to 06/10/2030	KRW	12,813,320,000	10,777,605
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,461,208,774	1,388,950
			12,166,555
Thailand - 2.2%
Kingdom of Thailand
1.585%, 12/17/2035	THB	16,825,000	482,436
2.875%, 12/17/2028		96,090,000	3,346,365
3.650%, 06/20/2031		12,085,000	447,678
			4,276,479
Turkey - 0.1%
Republic of Turkey 8.000%, 03/12/2025	TRY	1,690,000	144,291
Ukraine - 0.1%
Republic of Ukraine 6.750%, 06/20/2026	EUR	130,000	163,481
United Arab Emirates - 0.1%
Government of Dubai 3.900%, 09/09/2050		$200,000	177,741
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	15,795
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $93,279,606)			$90,450,917
CORPORATE BONDS - 19.8%
Brazil - 0.1%
Vale Overseas, Ltd. 3.750%, 07/08/2030		$80,000	83,511
Canada - 0.3%
New Red Finance, Inc. 3.875%, 01/15/2028 (C)		165,000	166,772
Norbord, Inc. 5.750%, 07/15/2027 (C)		110,000	117,238
Nutrien, Ltd. 2.950%, 05/13/2030		37,000	38,289
Rogers Communications, Inc. 3.700%, 11/15/2049		115,000	114,187
St. Marys Cement, Inc. 5.750%, 01/28/2027		200,000	226,702
			663,188
Cayman Islands - 0.1%
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)		152,000	171,760
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Chile - 0.1%
Empresa Nacional Del Petroleo 4.500%, 09/14/2047		$200,000	$200,183
China - 0.2%
KWG Group Holdings, Ltd. 6.300%, 02/13/2026		200,000	197,410
Yuzhou Group Holdings Company, Ltd. 7.375%, 01/13/2026		200,000	169,900
			367,310
Colombia - 0.1%
Ecopetrol SA 7.375%, 09/18/2043		125,000	152,886
Finland - 0.6%
Nokia OYJ
4.375%, 06/12/2027		105,000	111,300
6.625%, 05/15/2039		825,000	1,015,185
			1,126,485
France - 0.2%
Constellium SE 3.750%, 04/15/2029 (C)		250,000	239,020
Loxam SAS 3.750%, 07/15/2026	EUR	145,000	170,892
			409,912
Hong Kong - 0.1%
Huarong Finance 2019 Company, Ltd. 3.375%, 02/24/2030		$200,000	194,795
Indonesia - 0.2%
Pertamina Persero PT 6.450%, 05/30/2044		200,000	247,464
Perusahaan Perseroan Persero PT 1.875%, 11/05/2031	EUR	155,000	179,785
			427,249
Ireland - 0.4%
AerCap Ireland Capital DAC 1.750%, 01/30/2026		$150,000	145,690
Aptiv PLC 4.250%, 01/15/2026		15,000	16,852
Avolon Holdings Funding, Ltd. 2.875%, 02/15/2025 (C)		160,000	159,410
Endo DAC
6.000%, 06/30/2028 (C)		91,000	73,710
9.500%, 07/31/2027 (C)		72,000	78,210
Russian Railways 2.200%, 05/23/2027	EUR	200,000	243,394
			717,266
Luxembourg - 0.2%
Codere Finance 2 Luxembourg SA (4.500% Cash and 6.250% PIK) 10.750%, 11/01/2023		510,000	326,263
Mexico - 0.1%
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030		$150,000	150,624
Netherlands - 0.3%
Shell International Finance BV 0.875%, 11/08/2039	EUR	265,000	294,843
Trivium Packaging Finance BV 3.750%, 08/15/2026		140,000	168,200
Ziggo BV 4.875%, 01/15/2030 (C)		$200,000	204,427
			667,470
Norway - 0.0%
Equinor ASA 3.000%, 04/06/2027		45,000	48,191

160

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Peru - 0.1%
Petroleos del Peru SA 5.625%, 06/19/2047		$200,000	$210,130
Spain - 0.2%
Banco Santander SA 2.958%, 03/25/2031		200,000	198,846
CaixaBank SA (0.500% to 2-9-28, then 3 month EURIBOR + 0.900%) 02/09/2029	EUR	200,000	230,625
			429,471
Switzerland - 0.1%
Credit Suisse Group AG (4.194% to 4-1-30, then SOFR + 3.730%) 04/01/2031 (C)		$250,000	271,956
United Kingdom - 0.1%
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (C)		200,000	212,250
United States - 16.3%
AbbVie, Inc.
2.300%, 11/21/2022		60,000	61,740
4.450%, 05/14/2046		37,000	42,630
Adams Homes, Inc. 7.500%, 02/15/2025 (C)		10,000	10,475
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (C)		80,000	85,150
Altria Group, Inc. 4.400%, 02/14/2026		24,000	27,064
AMC Networks, Inc. 4.250%, 02/15/2029		175,000	170,188
American Airlines, Inc. 5.750%, 04/20/2029 (C)		75,000	79,774
American Builders & Contractors Supply Company, Inc. 4.000%, 01/15/2028 (C)		170,000	170,000
American International Group, Inc.
3.875%, 01/15/2035		40,000	43,495
4.750%, 04/01/2048		100,000	119,091
American Tower Corp. 1.875%, 10/15/2030		125,000	116,939
American University 3.672%, 04/01/2049		5,000	5,456
American Water Capital Corp. 4.200%, 09/01/2048		95,000	109,055
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		35,000	41,809
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025		55,000	61,122
4.600%, 04/15/2048		20,000	22,896
Antero Midstream Partners LP
5.375%, 09/15/2024		380,000	383,325
5.750%, 03/01/2027 (C)		30,000	30,007
Antero Resources Corp. 8.375%, 07/15/2026 (C)		55,000	60,638
Anthem, Inc.
2.250%, 05/15/2030		55,000	54,129
3.700%, 09/15/2049		13,000	13,493
Apache Corp. 4.375%, 10/15/2028		60,000	59,820
Apple, Inc.
1.200%, 02/08/2028		45,000	43,331
2.650%, 05/11/2050		20,000	18,184
Aramark Services, Inc. 6.375%, 05/01/2025 (C)		170,000	180,200
Arches Buyer, Inc. 6.125%, 12/01/2028 (C)		116,000	119,480
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Ashton Woods USA LLC 6.625%, 01/15/2028 (C)		$120,000	$127,800
AT&T, Inc.
1.800%, 09/14/2039	EUR	275,000	323,602
2.300%, 06/01/2027		$30,000	30,660
3.500%, 06/01/2041		20,000	19,729
3.500%, 09/15/2053 (C)		48,000	44,359
AutoZone, Inc. 1.650%, 01/15/2031		140,000	128,161
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041		26,000	24,341
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025		25,000	26,681
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048		25,000	29,056
Barrick North America Finance LLC 5.700%, 05/30/2041		110,000	141,380
BAT Capital Corp.
3.222%, 08/15/2024		45,000	47,941
4.758%, 09/06/2049		21,000	21,573
Bausch Health Companies, Inc. 5.000%, 02/15/2029 (C)		175,000	173,797
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750%, 04/01/2027 (C)		59,000	61,213
Belo Corp. 7.250%, 09/15/2027		98,000	114,170
Black Hills Corp. 2.500%, 06/15/2030		60,000	58,947
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)		813,000	798,862
Blue Racer Midstream LLC 7.625%, 12/15/2025 (C)		10,000	10,777
Bon Secours Mercy Health, Inc. 2.095%, 06/01/2031		23,000	22,048
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)		640,000	643,360
Boston Gas Company 3.001%, 08/01/2029 (C)		110,000	113,638
Boston Scientific Corp. 4.700%, 03/01/2049		15,000	18,130
Boyd Gaming Corp. 8.625%, 06/01/2025 (C)		195,000	216,840
BP Capital Markets America, Inc. 2.772%, 11/10/2050		30,000	26,161
Brand Industrial Services, Inc. 8.500%, 07/15/2025 (C)		85,000	85,663
Brandywine Operating Partnership LP 4.550%, 10/01/2029		20,000	21,192
Brighthouse Financial, Inc. 5.625%, 05/15/2030		22,000	25,778
Bristol-Myers Squibb Company 2.350%, 11/13/2040		45,000	40,931
Brixmor Operating Partnership LP 3.900%, 03/15/2027		30,000	32,752
Broadcom, Inc.
4.110%, 09/15/2028		70,000	76,528
4.300%, 11/15/2032		170,000	185,085
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)		40,000	41,942

161

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
BWX Technologies, Inc. 4.125%, 06/30/2028 (C)	$170,000	$172,125
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (C)	125,000	137,843
Carnival Corp.
7.625%, 03/01/2026 (C)	120,000	128,916
11.500%, 04/01/2023 (C)	125,000	143,281
Carrier Global Corp. 3.577%, 04/05/2050	22,000	21,604
CCO Holdings LLC 5.375%, 06/01/2029 (C)	108,000	115,830
CDW LLC 3.250%, 02/15/2029	649,000	640,888
Centennial Resource Production LLC 5.375%, 01/15/2026 (C)	1,180,000	1,038,402
Charter Communications Operating LLC 3.700%, 04/01/2051	38,000	35,542
Cimarex Energy Company 4.375%, 06/01/2024	30,000	32,627
Citigroup, Inc. 5.300%, 05/06/2044	10,000	12,656
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.842%) 04/08/2026	65,000	69,385
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	20,000	22,141
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (E)	490,000	493,430
Clean Harbors, Inc. 5.125%, 07/15/2029 (C)	167,000	177,292
Cleco Corporate Holdings LLC 4.973%, 05/01/2046	15,000	16,561
Comcast Corp.
2.800%, 01/15/2051	12,000	11,003
3.750%, 04/01/2040	40,000	43,888
CommonSpirit Health
2.782%, 10/01/2030	30,000	30,354
3.817%, 10/01/2049	115,000	121,639
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	205,341
Community Health Systems, Inc.
4.750%, 02/15/2031 (C)	25,000	24,423
6.000%, 01/15/2029 (C)	50,000	52,875
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (C)	75,000	78,632
Conagra Brands, Inc. 5.400%, 11/01/2048	25,000	31,984
Consolidated Communications, Inc. 6.500%, 10/01/2028 (C)	109,000	117,734
Constellation Brands, Inc. 3.150%, 08/01/2029	55,000	57,608
Continental Resources, Inc. 4.500%, 04/15/2023	25,000	25,893
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (C)	30,000	31,532
Credit Acceptance Corp. 6.625%, 03/15/2026	160,000	168,400
Crown Castle International Corp. 3.300%, 07/01/2030	110,000	115,142
CVS Health Corp.
4.780%, 03/25/2038	18,000	21,243
5.050%, 03/25/2048	20,000	24,553
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Dana, Inc. 5.625%, 06/15/2028		$80,000	$85,600
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024		150,000	153,970
Diamondback Energy, Inc.
4.400%, 03/24/2051		230,000	235,628
4.750%, 05/31/2025		30,000	33,524
Discovery Communications LLC 5.000%, 09/20/2037		20,000	23,466
DISH DBS Corp. 7.375%, 07/01/2028		165,000	173,093
Dollar General Corp. 4.125%, 05/01/2028		45,000	50,403
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033		10,000	12,629
6.625%, 02/01/2032		10,000	13,708
Duke Energy Carolinas LLC 3.450%, 04/15/2051		85,000	86,817
Duke Energy Corp. 4.800%, 12/15/2045		90,000	103,449
Duke Realty LP 1.750%, 02/01/2031		125,000	116,109
eBay, Inc. 2.700%, 03/11/2030		115,000	116,195
Eli Lilly & Company 3.375%, 03/15/2029		40,000	44,052
Energy Transfer Operating LP
4.200%, 04/15/2027		15,000	16,347
4.750%, 01/15/2026		20,000	22,207
5.000%, 05/15/2050		10,000	10,342
EnLink Midstream LLC 5.625%, 01/15/2028 (C)		114,000	110,236
Equifax, Inc. 2.600%, 12/15/2025		10,000	10,483
Equinix, Inc.
3.000%, 07/15/2050		120,000	105,758
3.200%, 11/18/2029		110,000	114,361
Evergy Metro, Inc.
3.650%, 08/15/2025		45,000	49,230
4.200%, 03/15/2048		10,000	11,314
Evergy, Inc. 2.900%, 09/15/2029		250,000	254,784
Exelon Corp. 4.450%, 04/15/2046		5,000	5,732
FedEx Corp. 4.050%, 02/15/2048		20,000	21,796
Fidelity National Information Services, Inc. 2.950%, 05/21/2039	EUR	250,000	354,038
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (E)		$170,000	172,171
FirstCash, Inc. 4.625%, 09/01/2028 (C)		744,000	758,880
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)		100,000	104,875
Flex, Ltd. 4.875%, 05/12/2030		130,000	147,194
Freedom Mortgage Corp.
7.625%, 05/01/2026 (C)		70,000	73,325
8.125%, 11/15/2024 (C)		235,000	243,519
Frontier Communications Corp.
5.875%, 10/15/2027 (C)		75,000	79,500
6.750%, 05/01/2029 (C)		160,000	168,752

162

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
General Electric Company 6.750%, 03/15/2032	$15,000	$20,090
General Motors Financial Company, Inc. 4.350%, 01/17/2027	32,000	35,536
Genworth Holdings, Inc.
6.500%, 06/15/2034	65,000	63,863
7.625%, 09/24/2021 (F)	55,000	56,444
Genworth Mortgage Holdings, Inc. 6.500%, 08/15/2025 (C)	100,000	108,063
Gilead Sciences, Inc. 2.800%, 10/01/2050	35,000	31,107
Global Payments, Inc. 3.200%, 08/15/2029	31,000	32,650
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	46,000	46,680
3.450%, 10/15/2027 (C)	285,000	294,144
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (C)	50,000	53,688
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (C)	119,171	126,631
HCA, Inc. 5.875%, 02/01/2029	150,000	174,750
Healthpeak Properties, Inc. 3.500%, 07/15/2029	40,000	42,878
Hess Corp. 5.800%, 04/01/2047	20,000	23,849
Home Point Capital, Inc. 5.000%, 02/01/2026 (C)	709,000	701,910
HUB International, Ltd. 7.000%, 05/01/2026 (C)	145,000	150,569
Huntsman International LLC 4.500%, 05/01/2029	20,000	22,144
IBM Corp. 2.850%, 05/15/2040	100,000	96,400
Intercontinental Exchange, Inc.
2.650%, 09/15/2040	34,000	31,430
4.250%, 09/21/2048	135,000	149,930
JELD-WEN, Inc. 4.875%, 12/15/2027 (C)	85,000	87,894
JetBlue 2020-1 Class A Pass Through Trust 4.000%, 11/15/2032	270,000	291,228
JPMorgan Chase & Co. 5.500%, 10/15/2040	25,000	32,749
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	60,000	62,456
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%) 10/15/2030	335,000	340,467
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	14,690
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	25,000	27,742
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (E)	480,000	485,400
JPMorgan Chase & Co. (6.000% to 8-1-23, then 3 month LIBOR + 3.300%) 08/01/2023 (E)	50,000	52,412
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Keurig Dr Pepper, Inc. 4.985%, 05/25/2038	$25,000	$30,699
Keysight Technologies, Inc. 3.000%, 10/30/2029	110,000	114,204
L Brands, Inc.
6.875%, 07/01/2025 (C)	5,000	5,556
7.500%, 06/15/2029	125,000	142,018
L3Harris Technologies, Inc. 3.850%, 06/15/2023	45,000	48,009
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (C)	51,000	50,235
5.250%, 10/01/2025 (C)	130,000	130,000
LBM Acquisition LLC 6.250%, 01/15/2029 (C)	74,000	76,220
LD Holdings Group LLC
6.125%, 04/01/2028 (C)	60,000	60,744
6.500%, 11/01/2025 (C)	75,000	78,563
Lear Corp. 3.800%, 09/15/2027	17,000	18,509
Lennar Corp. 4.750%, 11/29/2027	155,000	177,959
Liberty Mutual Group, Inc. 4.300%, 02/01/2061 (C)	235,000	211,864
Lincoln National Corp. 3.400%, 01/15/2031	30,000	32,024
Macy's Retail Holdings LLC 5.875%, 04/01/2029 (C)	10,000	10,255
Matador Resources Company 5.875%, 09/15/2026	147,000	143,141
McKesson Corp. 4.750%, 05/30/2029	145,000	170,154
MGIC Investment Corp. 5.250%, 08/15/2028	100,000	103,875
Microsoft Corp. 3.450%, 08/08/2036	25,000	27,707
Moog, Inc. 4.250%, 12/15/2027 (C)	160,000	163,200
Morgan Stanley
3.950%, 04/23/2027	10,000	11,066
4.875%, 11/01/2022	10,000	10,662
7.250%, 04/01/2032	80,000	112,440
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	40,000	43,430
MSCI, Inc. 3.875%, 02/15/2031 (C)	980,000	1,000,825
National Retail Properties, Inc. 4.300%, 10/15/2028	30,000	33,436
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030 (C)	35,000	34,519
NBM US Holdings, Inc. 6.625%, 08/06/2029	200,000	219,961
NMG Holding Company, Inc. 7.125%, 04/01/2026 (C)	170,000	173,400
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)	35,000	40,382
Nordstrom, Inc. 2.300%, 04/08/2024 (C)	35,000	35,057
Novelis Corp. 4.750%, 01/30/2030 (C)	110,000	113,377
Occidental Petroleum Corp.
3.000%, 02/15/2027	70,000	65,867
4.400%, 08/15/2049	75,000	62,720
Oglethorpe Power Corp.
3.750%, 08/01/2050 (C)	4,000	3,885

163

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Oglethorpe Power Corp. (continued)
5.250%, 09/01/2050	$15,000	$17,401
OneMain Finance Corp.
4.000%, 09/15/2030	50,000	48,625
6.625%, 01/15/2028	50,000	56,666
Open Text Holdings, Inc. 4.125%, 02/15/2030 (C)	85,000	86,164
Oracle Corp.
3.600%, 04/01/2050	25,000	24,215
3.950%, 03/25/2051	85,000	87,623
4.100%, 03/25/2061	105,000	108,658
Otis Worldwide Corp. 3.112%, 02/15/2040	20,000	19,689
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (C)	165,000	179,376
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)	36,000	38,183
Parker-Hannifin Corp. 3.250%, 06/14/2029	110,000	117,566
PDC Energy, Inc. 5.750%, 05/15/2026	460,000	477,135
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (C)	35,000	37,185
Performance Food Group, Inc. 5.500%, 10/15/2027 (C)	20,000	20,915
Pfizer, Inc. 1.700%, 05/28/2030	55,000	53,150
Phillips 66 Partners LP 3.150%, 12/15/2029	50,000	50,718
Post Holdings, Inc.
4.625%, 04/15/2030 (C)	170,000	170,425
5.625%, 01/15/2028 (C)	112,000	117,850
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)	275,000	299,063
Prestige Brands, Inc. 5.125%, 01/15/2028 (C)	170,000	178,260
Puget Energy, Inc. 4.100%, 06/15/2030	50,000	54,186
Range Resources Corp. 8.250%, 01/15/2029 (C)	5,000	5,350
Rattler Midstream LP 5.625%, 07/15/2025 (C)	165,000	172,280
Reynolds American, Inc.
4.850%, 09/15/2023	20,000	21,962
5.850%, 08/15/2045	580,000	683,660
Royalty Pharma PLC 3.300%, 09/02/2040 (C)	34,000	32,776
Santander Holdings USA, Inc. 3.450%, 06/02/2025	35,000	37,508
SBA Tower Trust 1.884%, 01/15/2026 (C)	55,000	55,662
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (C)	65,000	64,513
Service Corp. International 5.125%, 06/01/2029	165,000	177,078
Signal Parent, Inc. 6.125%, 04/01/2029 (C)	30,000	29,700
Silgan Holdings, Inc. 4.125%, 02/01/2028	170,000	174,644
Sirius XM Radio, Inc. 5.500%, 07/01/2029 (C)	80,000	86,500
SLM Corp. 4.200%, 10/29/2025	57,000	59,851
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (C)	$75,000	$77,438
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (C)	25,000	26,438
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (C)	60,000	62,880
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	70,000	74,554
Standard Industries, Inc. 4.375%, 07/15/2030 (C)	609,000	614,481
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (C)	155,000	166,238
STL Holding Company LLC 7.500%, 02/15/2026 (C)	100,000	104,000
Sutter Health 4.091%, 08/15/2048	105,000	116,135
Synchrony Financial
3.700%, 08/04/2026	45,000	48,422
4.375%, 03/19/2024	10,000	10,902
Sysco Corp. 6.600%, 04/01/2040 to 04/01/2050	160,000	224,191
Targa Resources Partners LP 5.375%, 02/01/2027	55,000	57,039
TEGNA, Inc. 4.625%, 03/15/2028	170,000	172,975
Teledyne Technologies, Inc. 2.750%, 04/01/2031	45,000	44,836
Terex Corp. 5.000%, 05/15/2029 (C)	538,000	556,938
The Boeing Company
1.167%, 02/04/2023	70,000	70,939
2.196%, 02/04/2026	25,000	24,922
The Charles Schwab Corp. 0.750%, 03/18/2024	40,000	40,215
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (C)	90,000	100,463
The Home Depot, Inc. 2.375%, 03/15/2051	35,000	30,036
The Southern Company 3.700%, 04/30/2030	15,000	16,208
The TJX Companies, Inc. 3.500%, 04/15/2025	20,000	21,803
The Toledo Hospital 5.750%, 11/15/2038	100,000	116,962
The University of Chicago 2.761%, 04/01/2045	5,000	4,811
The William Carter Company 5.625%, 03/15/2027 (C)	331,000	349,619
The Williams Companies, Inc. 3.500%, 11/15/2030	42,000	44,523
T-Mobile USA, Inc.
3.750%, 04/15/2027 (C)	30,000	32,795
4.500%, 04/15/2050 (C)	19,000	21,335
TopBuild Corp. 3.625%, 03/15/2029 (C)	230,000	227,125
TransDigm, Inc. 6.250%, 03/15/2026 (C)	170,000	180,234
TreeHouse Foods, Inc. 4.000%, 09/01/2028	90,000	90,636
Tri Pointe Homes, Inc. 5.700%, 06/15/2028	148,000	163,571
Tyson Foods, Inc. 5.100%, 09/28/2048	25,000	31,655

164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
United Natural Foods, Inc. 6.750%, 10/15/2028 (C)		$113,000	$120,769
United Rentals North America, Inc. 5.250%, 01/15/2030		160,000	173,648
United States Steel Corp. 6.875%, 03/01/2029		195,000	199,388
United Wholesale Mortgage LLC 5.500%, 11/15/2025 to 04/15/2029 (C)		503,000	507,803
UnitedHealth Group, Inc. 3.750%, 10/15/2047		25,000	27,324
Unum Group 4.000%, 03/15/2024		34,000	36,959
VEREIT Operating Partnership LP 3.400%, 01/15/2028		10,000	10,545
Verizon Communications, Inc.
2.100%, 03/22/2028		35,000	35,147
3.400%, 03/22/2041		20,000	20,304
3.700%, 03/22/2061		185,000	182,802
4.000%, 03/22/2050		10,000	10,762
4.016%, 12/03/2029		65,000	72,706
ViacomCBS, Inc. 5.250%, 04/01/2044		20,000	24,101
Viper Energy Partners LP 5.375%, 11/01/2027 (C)		640,000	665,600
Wabtec Corp. 3.200%, 06/15/2025		123,000	130,125
Wells Fargo & Company 5.375%, 11/02/2043		20,000	25,018
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051		15,000	19,237
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (E)		239,000	263,139
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)		70,000	76,563
Zoetis, Inc. 3.000%, 05/15/2050		25,000	23,805
			32,176,200
TOTAL CORPORATE BONDS (Cost $38,528,130)			$39,007,100
CONVERTIBLE BONDS - 1.1%
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025 (C)		20,000	25,540
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	133,795
Monaco - 0.2%
Endeavour Mining Corp., 3.000%, 02/15/2023 (C)		$400,000	450,520
United States - 0.8%
Bandwidth, Inc., 0.250%, 03/01/2026		25,000	38,225
Bloomin' Brands, Inc., 5.000%, 05/01/2025 (C)		8,000	19,310
DraftKings, Inc., 0.150%, 03/15/2028 (C)(G)		20,000	19,790
Etsy, Inc., 0.125%, 10/01/2026		12,000	28,373
FTI Consulting, Inc., 2.000%, 08/15/2023		25,000	36,450
Health Catalyst, Inc., 2.500%, 04/15/2025 (C)		30,000	50,850
JetBlue Airways Corp., 0.500%, 04/01/2026 (C)		20,000	21,976
NuVasive, Inc., 0.375%, 03/15/2025		170,000	173,188
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Pebblebrook Hotel Trust, 1.750%, 12/15/2026	$104,000	$121,680
Pegasystems, Inc., 0.750%, 03/01/2025	80,000	87,300
Penn National Gaming, Inc., 2.750%, 05/15/2026	8,000	36,080
Pioneer Natural Resources Company, 0.250%, 05/15/2025 (C)	65,000	101,790
Proofpoint, Inc., 0.250%, 08/15/2024	20,000	21,338
Pure Storage, Inc., 0.125%, 04/15/2023	80,000	88,465
Repay Holdings Corp., 0.464%, 02/01/2026 (C)(G)	86,000	84,065
Revance Therapeutics, Inc., 1.750%, 02/15/2027	75,000	84,049
Southwest Airlines Company, 1.250%, 05/01/2025	23,000	39,488
Splunk, Inc., 1.125%, 06/15/2027 (C)	35,000	33,184
Square, Inc., 0.125%, 03/01/2025 (C)	25,000	48,703
Tandem Diabetes Care, Inc., 1.500%, 05/01/2025 (C)	75,000	82,170
The Middleby Corp., 1.000%, 09/01/2025 (C)	101,000	142,347
Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025 (C)	30,000	31,519
Workday, Inc., 0.250%, 10/01/2022	55,000	94,672
		1,485,012
TOTAL CONVERTIBLE BONDS (Cost $1,913,483)		$2,094,867
MUNICIPAL BONDS - 3.6%
United States - 3.6%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	63,704
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	452,133
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	76,848
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	105,180
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	73,653
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	125,999
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	291,781
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	236,992
City of Tampa (Florida) 2.909%, 09/01/2036 (G)	100,000	63,847
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	619,009
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	89,855
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	125,651
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	185,692

165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	$200,000	$193,146
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	135,943
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	48,218
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	128,540
District of Columbia 3.432%, 04/01/2042	405,000	398,040
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	191,029
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	150,000	177,109
Iowa Finance Authority 3.250%, 07/01/2050	50,000	54,990
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	131,910
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	20,488
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	127,003
Municipal Electric Authority of Georgia 6.655%, 04/01/2057	10,000	14,414
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	50,000	55,891
New York City Transitional Finance Authority 4.000%, 05/01/2045	75,000	86,062
Orange County Convention Center (Florida) 5.000%, 10/01/2031	55,000	64,284
Port Authority of New York & New Jersey 4.000%, 03/15/2030	230,000	267,668
Port Authority of New York & New Jersey 5.000%, 09/15/2033	140,000	171,044
Port Authority of New York & New Jersey 4.823%, 06/01/2045	140,000	157,560
Port Authority of New York & New Jersey 1.086%, 07/01/2023	25,000	25,372
Port of Seattle (Washington) 5.000%, 04/01/2039	190,000	229,146
Port of Seattle (Washington) 5.000%, 10/01/2031	100,000	118,653
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048	75,000	76,919
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050	325,000	389,056
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		$160,000	$185,438
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	140,460
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		100,000	114,931
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	371,610
Tarrant County Cultural Education Facilities Finance Corp. (Texas) 3.422%, 09/01/2050		125,000	123,252
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	173,305
University of California 1.316%, 05/15/2027		45,000	44,587
Wisconsin Center District 4.173%, 12/15/2050		65,000	68,588
TOTAL MUNICIPAL BONDS (Cost $6,864,974)			$6,995,000
TERM LOANS (H) - 8.5%
France - 0.1%
CAB SELAS, EUR Term Loan B, TBD 01/28/2028 (I)	EUR	140,000	163,093
Israel - 0.1%
Playtika Holding Corp., 2021 Term Loan, TBD 03/13/2028 (I)		$100,000	99,375
Luxembourg - 0.1%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		200,000	197,812
Netherlands - 0.2%
Boels Topholding BV, 2020 EUR Term Loan B (3 month EURIBOR + 4.000%), 4.000%, 02/06/2027	EUR	155,000	182,016
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.106%, 04/30/2028		$200,000	197,300
			379,316
Sweden - 0.2%
Verisure Holding AB, 2020 EUR Term Loan B (6 month EURIBOR + 3.500%), 3.500%, 07/20/2026	EUR	155,000	181,087
Verisure Holding AB, 2021 Euro Term Loan, TBD 01/15/2028 (I)		185,000	215,943
			397,030
United Kingdom - 0.1%
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%), 4.250%, 09/17/2027		180,000	211,173
United States - 7.7%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 3.703%, 02/13/2027		$247,500	244,201
Adient US LLC, Term Loan B (1 and 3 month LIBOR + 4.250%), 4.380%, 05/06/2024		148,489	148,303
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.250%), 3.750%, 12/23/2027		100,000	99,028

166

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
AlixPartners LLP, 2021 USD Term Loan B, TBD 02/04/2028 (I)	$160,000	$159,310
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%), 4.250%, 10/08/2027	124,688	124,388
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%), 2.109%, 10/01/2025	85,304	84,600
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%), 3.609%, 01/29/2027	99,250	98,175
American Airlines, Inc., 2021 Term Loan, TBD 04/20/2028 (I)	100,000	102,344
APX Group, Inc., 2020 Term Loan (Prime rate + 4.000% and 1 month LIBOR + 5.000%), 5.110%, 12/31/2025	99,250	99,126
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.859%, 03/11/2025	125,000	123,516
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.359%, 10/01/2025	197,475	197,042
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%), 3.359%, 12/23/2026	148,199	147,167
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%), 5.359%, 01/31/2028	145,000	147,538
Avantor Funding, Inc., 2020 Incremental Term Loan B4 (1 month LIBOR + 2.250%), 3.250%, 11/08/2027	179,550	179,460
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.109%, 06/02/2025	109,459	109,044
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%), 2.359%, 01/02/2025	67,983	67,558
Belron Finance US LLC, 2019 USD Term Loan B3 (3 month LIBOR + 2.250%), 2.462%, 10/30/2026	197,995	196,510
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.121%, 11/07/2025	252,394	247,570
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.109%, 06/15/2025	174,105	171,431
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.331%, 09/15/2023	196,724	196,129
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%), 2.609%, 08/15/2025	98,982	98,534
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%), 4.000%, 02/02/2026	99,250	99,157
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%), 4.609%, 07/21/2025	169,150	169,361
Cardtronics USA, Inc., Term Loan B (1 month LIBOR + 4.000%), 5.000%, 06/29/2027	99,250	99,002
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%), 3.500%, 03/01/2024		$184,677	$184,384
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 1.860%, 02/01/2027		148,492	147,676
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%), 3.359%, 04/30/2026		194,416	192,229
Core & Main LP, 2017 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 08/01/2024		247,442	246,255
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.109%, 10/16/2026		198,000	197,477
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 5.000%, 04/09/2027	EUR	297,750	347,970
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027		$699,713	699,601
Diamond BC BV, EUR Term Loan (1 month EURIBOR + 3.250%), 3.250%, 09/06/2024	EUR	54,504	63,798
Diamond BC BV, USD Term Loan (1 month LIBOR + 3.000%), 3.109%, 09/06/2024		$222,698	221,422
EG Group, Ltd., 2021 Term Loan, TBD 03/10/2026 (I)		100,000	98,875
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%), 1.865%, 08/01/2027		291,270	287,212
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.109%, 01/31/2026		197,990	196,802
Endurance International Group Holdings, Inc., Term Loan, TBD 02/10/2028 (I)		100,000	98,825
Ensemble RCM LLC, Term Loan, TBD 08/03/2026 (I)		99,747	99,467
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 4.000%, 07/30/2027		135,397	134,902
Flex Acquisition Company, Inc., 2021 Term Loan (1 month LIBOR + 3.500%), 4.000%, 02/23/2028		100,000	98,641
Frontier Communications Corp., 2020 DIP Exit Term Loan (1 month LIBOR + 4.750%), 5.750%, 10/08/2021		100,000	99,583
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%), 4.750%, 10/01/2027		114,713	114,139
Go Daddy Operating Company LLC, 2021 Term Loan B4 (3 month LIBOR + 2.000%), 2.193%, 08/10/2027		133,988	133,122
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.615%, 01/02/2026		250,000	248,165
Great Outdoors Group LLC, 2021 Term Loan B, TBD 03/06/2028 (I)		279,300	279,440
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.000%), 3.750%, 10/19/2027		132,656	132,415

167

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Horizon Therapeutics USA, Inc., 2021 Term Loan B, TBD 02/26/2028 (I)	$115,000	$114,598
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%), 3.215%, 04/25/2025	246,827	243,182
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%), 4.000%, 04/25/2025	198,000	197,719
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	164,158	163,902
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%), 4.250%, 12/15/2027	99,750	99,282
LBM Acquisition LLC, Delayed Draw Term Loan, TBD 12/17/2027 (I)	19,145	19,053
LBM Acquisition LLC, Term Loan B, TBD 12/17/2027 (I)	86,154	85,739
Michaels Stores, Inc., 2020 Term Loan B (1 month LIBOR + 3.500%), 4.250%, 10/01/2027	104,950	104,793
Momentive Performance Materials USA LLC, Term Loan B (1 month LIBOR + 3.250%), 3.360%, 05/15/2024	247,481	243,150
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	172,768	171,727
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%), 4.000%, 11/15/2024	223,212	222,607
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%), 2.859%, 10/19/2026	133,529	132,511
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.620%, 11/06/2024	123,724	123,694
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.357%, 10/20/2025	247,468	239,596
Newco Financing Partnership, 2020 USD Term Loan B1 (1 month LIBOR + 3.500%), 3.606%, 01/31/2029	117,500	117,123
NFP Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 3.359%, 02/15/2027	123,750	121,777
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 2.750%), 2.860%, 10/01/2025	123,704	121,720
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.750%), 4.500%, 11/30/2027	100,000	99,875
PAI Holdco, Inc., 2020 Term Loan B (3 month LIBOR + 4.000%), 5.000%, 10/28/2027	100,000	100,250
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%), 3.859%, 03/31/2027	123,799	122,897
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.250%), 3.000%, 10/15/2025	110,838	110,231
Peraton Corp., Term Loan B, TBD 02/01/2028 (I)	39,856	39,823
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
PPD, Inc., Initial Term Loan (1 month LIBOR + 2.250%), 2.750%, 01/13/2028	$175,000	$173,969
Proampac PG Borrower LLC, 2020 Term Loan (1 month LIBOR + 4.000%), 5.000%, 11/03/2025	110,000	109,845
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.609%, 02/01/2027	197,500	195,948
RealPage, Inc., Term Loan, TBD 02/17/2028 (I)	100,000	99,486
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%), 2.859%, 08/14/2024	198,974	194,981
SCIH Salt Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%), 5.500%, 03/16/2027	99,500	99,500
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.359%, 12/31/2025	197,475	194,649
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, TBD 09/03/2026 (I)	99,746	99,089
Signal Parent, Inc., Term Loan B, TBD 03/25/2028 (I)	100,000	99,250
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%), 4.750%, 10/20/2027	100,000	104,900
SRS Distribution, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.109%, 05/23/2025	109,160	107,600
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.859%, 04/16/2025	122,036	120,624
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.859%, 04/16/2025	91,118	90,064
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%), 4.250%, 09/03/2024	198,969	196,824
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%), 3.359%, 02/06/2026	347,442	345,270
The EW Scripps Company, 2020 Term Loan B3 (1 month LIBOR + 3.000%), 3.750%, 01/07/2028	99,750	99,298
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.359%, 05/30/2025	197,500	193,283
TricorBraun Holdings, Inc., 2021 Term Loan, TBD 03/03/2028 (I)	81,637	80,786
UFC Holdings LLC, 2021 Term Loan B (6 month LIBOR + 3.000%), 3.750%, 04/29/2026	198,725	197,793
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%), 4.000%, 05/04/2026	109,451	109,451
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%), 3.859%, 05/04/2026	148,492	148,240
UPC Financing Partnership, 2020 USD Term Loan B2 (1 month LIBOR + 3.500%), 3.606%, 01/31/2029	117,500	117,123

168

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 1.750%), 1.859%, 06/27/2023	$197,922	$195,118
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 3.203%, 05/16/2024	123,718	122,238
Vertical U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%), 4.478%, 07/30/2027	278,602	279,020
Virgin Media Bristol LLC, 2020 USD Term Loan Q, TBD 01/31/2029 (I)	145,000	144,620
Weber-Stephen Products LLC, Term Loan B (1 month LIBOR + 3.250%), 4.000%, 10/30/2027	99,750	99,625
White Cap Buyer LLC, Term Loan B (6 month LIBOR + 4.000%), 4.500%, 10/19/2027	134,663	134,326
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%), 5.500%, 11/29/2024	231,289	230,711
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%), 3.615%, 09/30/2026	149,625	148,940
		15,258,714
TOTAL TERM LOANS (Cost $16,238,178)		$16,706,513
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3%
Commercial and residential - 5.1%
ACRE Commercial Mortgage, Series 2021-FL4, Class B (1 month LIBOR + 1.400%), 1.508%, 12/18/2037 (C)(J)	100,000	99,501
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(K)	180,000	189,410
BANK, Series 2021-BN32, Class XA IO, 0.894%, 04/15/2054	1,000,000	61,190
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.956%, 08/15/2036 (C)(J)	100,000	99,938
Benchmark Mortgage Trust
Series 2019-B10, Class XA IO, 1.229%, 03/15/2062	567,226	43,626
Series 2020-B22, Class XA IO, 1.523%, 01/15/2054	204,909	24,533
BFLD Trust, Series 2020-EYP, Class A (1 month LIBOR + 1.150%), 1.256%, 10/15/2035 (C)(J)	185,000	186,629
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 04/25/2031 (C)	158,759	158,624
BX Commercial Mortgage Trust
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.856%, 11/15/2035 (C)(J)	65,343	65,343
Series 2018-IND, Class C (1 month LIBOR + 1.100%), 1.206%, 11/15/2035 (C)(J)	137,500	137,500
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.026%, 10/15/2036 (C)(J)	258,641	258,803
Series 2019-XL, Class B (1 month LIBOR + 1.080%), 1.186%, 10/15/2036 (C)(J)	258,641	258,731
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.356%, 10/15/2036 (C)(J)	$258,641	$258,641
Series 2020-BXLP, Class G (1 month LIBOR + 2.500%), 2.606%, 12/15/2036 (C)(J)	99,798	99,678
Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 2.856%, 10/15/2037 (C)(J)	170,000	170,000
BX Trust
Series 2018-GW, Class D (1 month LIBOR + 1.770%), 1.876%, 05/15/2035 (C)(J)	75,000	74,908
Series 2018-GW, Class E (1 month LIBOR + 1.970%), 2.076%, 05/15/2035 (C)(J)	80,000	79,798
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 1.606%, 01/15/2034 (C)(J)	55,000	54,829
Series 2021-MFM1, Class E (1 month LIBOR + 2.250%), 2.356%, 01/15/2034 (C)(J)	40,000	39,952
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1 month LIBOR + 1.070%), 1.176%, 12/15/2037 (C)(J)	337,500	337,918
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.758%, 12/15/2047 (C)(K)	275,000	281,228
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(K)	65,625	66,178
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR13, Class B, 4.885%, 11/10/2046 (K)	169,000	183,816
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	200,000	214,682
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C, 2.056%, 01/10/2038 (C)(K)	100,000	99,479
Series 2020-SBX, Class D, 2.321%, 01/10/2038 (C)(K)	100,000	98,956
Series 2021-LBA, Class C (1 month LIBOR + 1.200%), 1.350%, 03/15/2038 (C)(J)	280,000	280,087
Credit Suisse Mortgage Trust
Series 2020-NET, Class D, 3.704%, 08/15/2037 (C)(K)	100,000	101,909
Series 2020-RPL5, Class A1, 3.023%, 08/25/2060 (C)(K)	259,881	264,167
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128%, 05/25/2065 (C)(K)	94,528	94,413
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.590%, 04/25/2048 (C)(K)	115,000	121,031
Series 2015-K49, Class B, 3.721%, 10/25/2048 (C)(K)	250,000	271,213

169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust (continued)
Series 2016-K55, Class C, 4.163%, 04/25/2049 (C)(K)	$50,000	$53,765
Series 2017-K63, Class C, 3.872%, 02/25/2050 (C)(K)	189,000	199,618
Series 2018-K75, Class C, 3.975%, 04/25/2051 (C)(K)	120,000	126,383
Series 2018-K78, Class C, 4.128%, 06/25/2051 (C)(K)	182,000	193,738
Series 2019-K95, Class C, 3.919%, 08/25/2052 (C)(K)	185,000	193,729
Series 2019-K99, Class B, 3.646%, 10/25/2052 (C)(K)	180,000	193,269
GB Trust, Series 2020-FLIX, Class D (1 month LIBOR + 2.350%), 2.456%, 08/15/2037 (C)(J)	165,000	165,412
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (K)	25,000	27,011
Series 2019-BOCA, Class A (1 month LIBOR + 1.200%), 1.306%, 06/15/2038 (C)(J)	280,000	280,293
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (C)(K)	63,073	64,011
KKR Industrial Portfolio Trust
Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.143%, 03/15/2037 (C)(J)	241,051	241,202
Series 2021-KDIP, Class D (1 month LIBOR + 1.250%), 1.356%, 12/15/2037 (C)(J)	130,000	130,000
Series 2021-KDIP, Class E (1 month LIBOR + 1.550%), 1.656%, 12/15/2037 (C)(J)	115,000	114,713
LoanCore Issuer, Ltd., Series 2021-CRE4, Class B (1 month LIBOR + 1.250%), 1.361%, 07/15/2035 (C)(J)	100,000	99,876
Merit, Series 2020-HILL, Class B (1 month LIBOR + 1.400%), 1.506%, 08/15/2037 (C)(J)	105,000	105,362
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (C)(K)	147,781	154,783
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060 (C)(K)	185,000	182,584
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.056%, 12/15/2048 (K)	283,000	287,041
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.706%, 11/15/2034 (C)(J)	177,000	176,788
Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.306%, 07/15/2035 (C)(J)	100,000	99,879
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.331%, 05/28/2052 (C)(K)	170,183	182,342
Series 2021-NQ1R, Class A1, 0.943%, 07/25/2055 (C)(K)	207,279	206,822
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2021-NQ1R, Class A3, 1.198%, 07/25/2055 (C)(K)	$96,401	$96,213
Pretium Mortgage Credit Partners LLC, Series 2020-RPL1, Class A1, 3.819%, 05/27/2060 (C)	234,370	235,920
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(K)	230,744	232,655
Series 2020-2, Class A1, 3.671%, 08/25/2025 (C)	184,255	186,301
Vericrest Opportunity Loan Transferee, Series 2021-NPL7, Class A1, 2.116%, 04/25/2051 (C)	100,000	100,026
Verus Securitization Trust
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	98,998	100,060
Series 2020-1, Class A3, 2.724%, 01/25/2060 (C)	128,223	129,371
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (C)(K)	100,000	103,736
VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 02/27/2051 (C)	95,234	95,161
VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 03/27/2051 (C)	102,063	101,951
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(K)	71,597	73,137
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.226%, 06/15/2044 (C)(K)	255,000	253,422
Series 2011-C5, Class C, 5.673%, 11/15/2044 (C)(K)	150,000	151,556
		10,114,841
U.S. Government Agency - 4.2%
Federal Home Loan Mortgage Corp.
Series 2013-DN1, Class M2 (1 month LIBOR + 7.150%), 7.259%, 07/25/2023 (J)	128,251	135,117
Series 2014-DN2, Class M3 (1 month LIBOR + 3.600%), 3.709%, 04/25/2024 (J)	181,126	180,245
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 4.759%, 10/25/2028 (J)	172,541	180,544
Series 2016-DNA4, Class M3 (1 month LIBOR + 3.800%), 3.909%, 03/25/2029 (J)	236,395	245,628
Series 2016-HQA4, Class M3 (1 month LIBOR + 3.900%), 4.009%, 04/25/2029 (J)	245,129	253,593
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.309%, 10/25/2029 (J)	122,542	122,697
Series 2017-HQA2, Class M2 (1 month LIBOR + 2.650%), 2.759%, 12/25/2029 (J)	298,891	300,902
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.909%, 07/25/2030 (J)	257,461	255,683

170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.409%, 09/25/2030 (J)	$62,643	$62,643
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 1.959%, 02/25/2050 (C)(J)	100,000	99,612
Series 2020-DNA5, Class M2 (SOFR + 2.800%), 2.817%, 10/25/2050 (C)(J)	105,000	105,607
Series 2020-DNA6, Class B1 (SOFR + 3.000%), 3.017%, 12/25/2050 (C)(J)	35,000	34,455
Series 2020-DNA6, Class M2 (SOFR + 2.000%), 2.017%, 12/25/2050 (C)(J)	85,000	84,633
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.209%, 03/25/2050 (C)(J)	290,000	293,257
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.859%, 07/25/2050 (C)(J)	195,000	206,546
Series 2020-HQA3, Class M2 (1 month LIBOR + 3.600%), 3.709%, 07/25/2050 (C)(J)	123,985	125,010
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%), 3.259%, 09/25/2050 (C)(J)	280,000	282,122
Series 2021-DNA1, Class M2 (SOFR + 1.800%), 1.817%, 01/25/2051 (C)(J)	120,000	118,348
Series 2021-DNA2, Class M1 (SOFR + 0.800%), 0.817%, 08/25/2033 (C)(J)	185,000	184,889
Series 2021-DNA2, Class M2 (SOFR + 2.300%), 2.317%, 08/25/2033 (C)(J)	155,000	155,194
Series 324, Class C18 IO, 4.000%, 12/15/2033	388,629	57,016
Series 4446, Class BI IO, 6.500%, 04/15/2039	252,271	52,858
Series 4978, Class MI IO, 4.000%, 05/25/2040	309,339	39,668
Series 4993, Class AI IO, 4.000%, 07/25/2040	405,698	63,531
Series K066, Class X1 IO, 0.750%, 06/25/2027	1,250,834	51,625
Series K100, Class X3 IO, 1.870%, 11/25/2047	275,000	36,165
Series K103, Class X1 IO, 0.638%, 11/25/2029	1,024,096	50,849
Series K105, Class X1 IO, 1.523%, 01/25/2030	639,574	73,806
Series K106, Class X1 IO, 1.355%, 01/25/2030	619,143	64,165
Series K106, Class X3 IO, 1.920%, 03/25/2048	490,000	69,574
Series K107, Class X1 IO, 1.591%, 01/25/2030	549,572	66,806
Series K108, Class X1 IO, 1.690%, 03/25/2030	389,987	51,166
Series K110, Class X1 IO, 1.698%, 04/25/2030	99,896	12,876
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K111, Class X1 IO, 1.572%, 05/25/2030	$99,866	$12,260
Series K115, Class X3 IO, 2.958%, 09/25/2048	147,298	33,225
Series K116, Class X3 IO, 3.021%, 09/25/2047	223,880	52,080
Series K121, Class X1 IO, 1.029%, 10/25/2030	114,946	9,481
Series K122, Class X1 IO, 0.883%, 11/25/2030	99,963	7,225
Series K123, Class X1 IO, 0.775%, 12/25/2030	409,913	26,234
Series K124, Class X1 IO, 0.722%, 12/25/2030	252,971	15,387
Series K125, Class X3 IO, 2.654%, 02/25/2049	100,000	21,269
Series K127, Class X3 IO, 2.746%, 03/25/2049	118,572	24,885
Series K737, Class X1 IO, 0.638%, 10/25/2026	495,926	15,453
Series K738, Class X1 IO, 1.515%, 01/25/2027	650,260	50,351
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	19,113
Federal National Mortgage Association
Series 2014-68, Class ID IO, 3.500%, 03/25/2034	577,880	40,457
Series 2014-C03, Class 2M2 (1 month LIBOR + 2.900%), 3.009%, 07/25/2024 (J)	62,224	62,775
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.009%, 11/25/2024 (J)	127,096	130,908
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.759%, 09/25/2029 (J)	223,161	229,261
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.109%, 10/25/2029 (J)	243,149	248,565
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 2.959%, 11/25/2029 (J)	256,732	259,820
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.309%, 01/25/2030 (J)	184,138	185,925
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.909%, 02/25/2030 (J)	215,455	216,645
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.109%, 05/25/2030 (J)	293,000	300,689
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.109%, 08/25/2030 (J)	60,000	60,449
Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%), 2.659%, 12/25/2030 (J)	196,422	196,795
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.359%, 01/25/2031 (J)	230,000	233,744

171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.459%, 01/25/2031 (J)	$105,449	$105,449
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.459%, 04/25/2031 (C)(J)	220,000	223,254
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.259%, 11/25/2039 (C)(J)	192,827	189,885
Series 2019-R02, Class 1M2 (1 month LIBOR + 2.300%), 2.409%, 08/25/2031 (C)(J)	65,195	65,300
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 4.209%, 09/25/2031 (C)(J)	75,000	76,033
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.209%, 07/25/2039 (C)(J)	120,000	120,000
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	629,235	46,452
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	475,562	53,764
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	332,414	59,709
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	327,369	55,431
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.109%, 01/25/2040 (C)(J)	152,000	142,334
Series 407, Class 40 IO, 6.000%, 01/25/2038	288,479	71,202
Series 410, Class C8 IO, 4.000%, 04/25/2032	463,746	51,289
Government National Mortgage Association
Series 2014-2, Class IB IO, 4.000%, 01/16/2040	439,575	49,894
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	230,051	44,057
Series 2017-130, Class IO, 4.500%, 02/20/2040	240,800	43,151
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	339,600	64,762
Series 2018-6, Class LI IO, 5.000%, 07/16/2045	350,092	65,513
Series 2018-72, Class ID IO, 4.500%, 08/20/2045	173,170	34,113
Series 2020-74, Class IC IO, 3.000%, 05/20/2035	737,836	50,822
		8,182,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,568,730)		$18,297,081
ASSET BACKED SECURITIES - 4.4%
AIMCO CLO, Ltd., Series 2017-AA, Class A (3 month LIBOR + 1.260%), 1.484%, 07/20/2029 (C)(J)	250,000	250,000
Ajax Mortgage Loan Trust, Series 2021-B, Class A, 2.239%, 06/25/2066 (C)	162,095	161,562
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR (3 month LIBOR + 2.400%), 2.619%, 07/28/2029 (C)(J)	$250,000	$250,060
Bluemountain CLO, Ltd., Series 2012-2A, Class AR2 (3 month LIBOR + 1.050%), 1.232%, 11/20/2028 (C)(J)	242,311	242,347
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (C)	125,000	130,499
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 07/15/2060 (C)	243,367	247,429
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 1.268%, 04/24/2030 (C)(J)	300,000	300,021
Series 2015-3A, Class AR (3 month LIBOR + 0.870%), 1.093%, 04/19/2029 (C)(J)	250,000	249,708
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (C)	100,000	99,135
DataBank Issuer, Series 2021-1A, Class A2, 2.060%, 02/27/2051 (C)	170,000	169,014
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.787%, 05/20/2049 (C)	73,875	75,381
Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 07/25/2047 (C)	184,300	198,414
Dryden Senior Loan Fund, Series 2017-47A, Class C (3 month LIBOR + 2.200%), 2.441%, 04/15/2028 (C)(J)	250,000	250,049
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	160,000	180,948
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 1.841%, 10/15/2030 (C)(J)	280,000	280,020
Harriman Park CLO, Ltd., Series 2020-1A, Class D (3 month LIBOR + 3.640%), 3.864%, 04/20/2031 (C)(J)	250,000	250,101
Hertz Vehicle Financing II LP
Series 2016-4A, Class A, 2.650%, 07/25/2022 (C)	49,346	49,562
Series 2019-3A, Class B, 3.030%, 12/26/2025 (C)	175,000	175,033
Series 2018-1A, Class B, 3.600%, 02/25/2024 (C)	245,000	245,439
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (C)	42,568	42,952
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 1.773%, 10/16/2030 (C)(J)	282,000	282,002
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 1.874%, 07/20/2030 (C)(J)	250,000	249,772
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2 (3 month LIBOR + 1.500%), 1.722%, 01/22/2028 (C)(J)	250,000	249,356

172

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 1.694%, 11/15/2028 (C)(J)	$250,000	$249,581
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A3, 3.100%, 11/15/2021	17,594	17,626
MF1, Ltd, Series 2020-FL4, Class A (1 month LIBOR + 1.700%), 1.848%, 11/15/2035 (C)(J)	100,000	100,714
MFA LLC, Series 2021-NPL1, Class A1, 2.363%, 03/25/2060 (C)	150,000	150,133
Mill City Mortgage Loan Trust, Series 2017-2, Class M2, 3.250%, 07/25/2059 (C)(K)	185,000	194,267
Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 05/15/2069 (C)	100,000	97,160
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 04/30/2051 (C)	85,000	85,257
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 2.222%, 04/22/2029 (C)(J)	250,000	250,040
Octagon Investment Partners 41, Ltd., Series 2019-2A, Class D (3 month LIBOR + 3.650%), 3.891%, 04/15/2031 (C)(J)	250,000	250,026
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1 (3 month LIBOR + 0.800%), 0.982%, 02/20/2028 (C)(J)	200,853	200,726
Progress Residential Trust, Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (C)	100,000	99,468
Race Point CLO, Ltd., Series 2013-8A, Class DR2 (3 month LIBOR + 3.500%), 3.682%, 02/20/2030 (C)(J)	250,000	250,037
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	98,701	99,433
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (C)	197,833	205,011
Stewart Park CLO, Ltd., Series 2015-1A, Class DR (3 month LIBOR + 2.600%), 2.841%, 01/15/2030 (C)(J)	250,000	247,142
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (C)	55,000	54,574
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048 (C)	268,813	270,135
Towd Point Mortgage Trust, Series 2019-4, Class M2, 3.750%, 10/25/2059 (C)(K)	225,000	229,111
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 2.224%, 10/20/2028 (C)(J)	250,000	250,063
Vantage Data Centers LLC, Series 2019-1A, Class A2, 3.188%, 07/15/2044 (C)	157,467	164,021
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Vericrest Opportunity Loan Trust
Series 2020-NPL6, Class A1A, 3.967%, 04/25/2050 (C)	$130,368	$130,465
Series 2020-NPL2, Class A1A, 2.981%, 02/25/2050 (C)	57,059	57,252
Verus Securitization Trust, Series 2020-NPL1, Class A1, 3.598%, 08/25/2050 (C)	114,663	115,111
VOLT XCI LLC, Series 2020-NPL7, Class A1, 3.105%, 11/25/2050 (C)	85,722	86,030
Voya CLO, Ltd., Series 2013-3, Class 3A (3 month LIBOR + 2.250%), 2.473%, 10/18/2031 (C)(J)	250,000	247,846
TOTAL ASSET BACKED SECURITIES (Cost $8,634,833)		$8,730,033
COMMON STOCKS - 0.1%
United States - 0.1%
Oasis Petroleum, Inc.	3,352	199,075
TOTAL COMMON STOCKS (Cost $221,187)		$199,075
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	683	36,691
TOTAL PREFERRED SECURITIES (Cost $35,158)		$36,691
EXCHANGE-TRADED FUNDS - 4.4%
iShares JP Morgan USD Emerging Markets Bond ETF	67,900	7,392,952
SPDR Blackstone Senior Loan ETF	15,000	686,100
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	633,460
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,974,378)		$8,712,512
SHORT-TERM INVESTMENTS - 2.5%
Short-term funds - 2.5%
John Hancock Collateral Trust, 0.0470% (L)(M)	26,823	268,357
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (L)	4,548,757	4,548,757
TOTAL SHORT-TERM INVESTMENTS (Cost $4,817,159)		$4,817,114
Total Investments (Opportunistic Fixed Income Trust) (Cost $201,155,222) - 101.7%		$200,154,521
Other assets and liabilities, net - (1.7%)		(3,261,393)
TOTAL NET ASSETS - 100.0%		$196,893,128
SALE COMMITMENTS OUTSTANDING - (0.9%)
U.S. Government Agency - (0.9)%
Federal National Mortgage Association
1.500%, TBA (B)	$(227,500)	$(228,480)
1.500%, TBA (B)	(650,000)	(628,173)
3.000%, TBA (B)	(875,000)	(911,436)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(1,778,871))		$(1,768,089)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro

173

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
Opportunistic Fixed Income Trust (continued)
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $41,783,650 or 21.2% of the fund's net assets as of 3-31-21.
(D)	Non-income producing security.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $55,295.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	The rate shown is the annualized seven-day yield as of 3-31-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	52	Long	Jun 2021	$5,469,171	$5,446,339	$(22,832)
10-Year Canada Government Bond Futures	24	Long	Jun 2021	2,716,487	2,650,179	(66,308)
10-Year U.S. Treasury Note Futures	124	Long	Jun 2021	16,585,057	16,236,250	(348,807)
5-Year U.S. Treasury Note Futures	38	Long	Jun 2021	4,729,596	4,689,141	(40,455)
Euro SCHATZ Futures	1	Long	Jun 2021	131,449	131,460	11
U.K. Long Gilt Bond Futures	5	Long	Jun 2021	887,879	879,477	(8,402)
Ultra U.S. Treasury Bond Futures	53	Long	Jun 2021	9,984,968	9,604,594	(380,374)
Ultra U.S. Treasury Note Futures	3	Long	Jun 2021	444,381	431,063	(13,318)
10-Year Mini Japan Government Bond Futures	38	Short	Jun 2021	(5,184,694)	(5,180,492)	4,202
2-Year U.S. Treasury Note Futures	35	Short	Jun 2021	(7,729,811)	(7,725,430)	4,381
Euro-Buxl Futures	12	Short	Jun 2021	(2,918,206)	(2,899,477)	18,729
Euro-OAT Futures	20	Short	Jun 2021	(3,795,540)	(3,798,375)	(2,835)
German Euro BOBL Futures	9	Short	Jun 2021	(1,425,185)	(1,425,675)	(490)
German Euro BUND Futures	89	Short	Jun 2021	(17,867,419)	(17,876,545)	(9,126)
U.S. Treasury Long Bond Futures	38	Short	Jun 2021	(5,996,135)	(5,874,563)	121,572
						$(744,052)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,550,000	USD	1,946,120	CITI	4/30/2021	—	$(8,996)
174

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	645,000	USD	488,975	MSI	4/30/2021	$1,003	—
BRL	1,605,000	USD	277,970	CITI	5/4/2021	6,686	—
CAD	1,848,000	USD	1,465,936	BARC	4/30/2021	4,670	—
CAD	299,000	USD	237,544	MSI	4/30/2021	395	—
CHF	111,000	USD	118,535	JPM	4/30/2021	—	$(1,016)
CLP	364,758,000	USD	498,514	MSI	4/30/2021	7,880	—
COP	8,028,223,000	USD	2,192,874	SSB	4/30/2021	—	(1,108)
CZK	69,181,000	USD	3,111,900	BARC	4/30/2021	—	(3,415)
EUR	3,884,000	USD	4,588,868	JPM	4/30/2021	—	(31,834)
GBP	4,109,000	USD	5,662,399	CITI	4/30/2021	2,722	—
IDR	46,731,000,000	USD	3,219,497	JPM	4/30/2021	—	(22,908)
INR	237,622,000	USD	3,248,865	MSI	4/30/2021	—	(15,741)
JPY	622,411,000	USD	5,702,826	JPM	4/30/2021	—	(80,076)
KRW	1,321,265,000	USD	1,165,918	GSI	4/30/2021	5,741	—
MXN	79,605,000	USD	3,836,164	BARC	4/30/2021	48,357	—
MXN	52,144,000	USD	2,527,816	GSI	4/30/2021	16,678	—
NOK	12,580,000	USD	1,461,796	CITI	4/30/2021	9,030	—
NOK	1,990,000	USD	232,773	JPM	4/30/2021	—	(107)
NZD	4,025,000	USD	2,809,811	CITI	4/30/2021	1,130	—
PHP	12,089,000	USD	248,387	MSI	4/30/2021	69	—
PLN	12,108,000	USD	3,086,854	BARC	4/30/2021	—	(22,650)
RUB	259,398,000	USD	3,387,193	BOA	4/30/2021	33,844	—
TRY	10,836,000	USD	1,303,971	BARC	4/30/2021	—	(18,859)
USD	10,096,389	AUD	13,318,000	MSI	4/30/2021	—	(20,717)
USD	2,686,612	BRL	15,185,000	CITI	4/30/2021	—	(7,169)
USD	8,982,971	CAD	11,307,000	MSI	4/30/2021	—	(14,942)
USD	3,217,518	CHF	3,013,000	JPM	4/30/2021	27,585	—
USD	742,279	COP	2,752,000,000	CITI	4/30/2021	—	(9,038)
USD	70,477	EUR	60,000	CITI	4/30/2021	80	—
USD	273,442	EUR	231,000	GSI	4/30/2021	2,413	—
USD	22,484,746	EUR	19,031,000	JPM	4/30/2021	155,982	—
USD	309,789	EUR	263,000	MSI	4/30/2021	1,215	—
USD	31,675	GBP	23,000	BOA	4/30/2021	—	(35)
USD	1,626,097	GBP	1,180,000	CITI	4/30/2021	—	(782)
USD	3,223,156	HUF	996,102,000	BOA	4/30/2021	—	(1,201)
USD	4,165,283	IDR	60,459,087,000	JPM	4/30/2021	29,638	—
USD	2,924,008	ILS	9,683,000	BARC	4/30/2021	26,959	—
USD	9,623,477	JPY	1,050,314,000	JPM	4/30/2021	135,127	—
USD	12,405,530	KRW	14,058,443,000	GSI	4/30/2021	—	(61,082)
USD	3,755,397	MXN	77,929,000	BARC	4/30/2021	—	(47,339)
USD	3,167,611	NOK	27,260,000	CITI	4/30/2021	—	(19,567)
USD	490,252	NZD	700,000	BARC	4/30/2021	1,393	—
USD	1,930,218	NZD	2,765,000	CITI	4/30/2021	—	(777)
USD	5,937,087	RUB	454,674,000	BOA	4/30/2021	—	(59,322)
USD	3,155,402	SEK	27,247,000	GSI	4/30/2021	34,856	—
USD	2,781,803	SGD	3,747,000	CITI	4/30/2021	—	(3,293)
USD	2,348,326	THB	73,303,000	JPM	4/30/2021	2,897	—
USD	218,462	TRY	1,840,000	BARC	4/30/2021	245	—
USD	1,760,463	ZAR	26,530,000	BOA	4/30/2021	—	(31,031)
USD	2,049,903	ZAR	30,734,000	BARC	4/30/2021	—	(25,475)
						$556,595	$(508,480)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(4,320)	$(66,645)	$(70,965)
BOA	1,170,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	266,239	266,239
CITI	27,240,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(131,072)	(131,072)
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(83,886)	(25,686)	(109,572)
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(46,835)	(27,382)	(74,217)
175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	2,330,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(58,393)	$463,821	$405,428
								$(193,434)	$479,275	$285,841
Centrally cleared	7,270,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	1,267	144,666	145,933
Centrally cleared	80,370,000	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	20,531	31,745	52,276
Centrally cleared	18,230,000	NOK	NOK NIBOR NIBR	Fixed 1.780%	Annual	Semi-Annual	Jun 2031	(1,941)	(18,648)	(20,589)
Centrally cleared	1,600,000	EUR	Fixed 0.676%	EUR EONIA Compounded OIS	Annual	Annual	Jun 2041	—	27,448	27,448
Centrally cleared	2,360,000	USD	USD Federal Funds Rate Compounded OIS	Fixed 2.144%	Annual	Annual	Jun 2041	—	(42,900)	(42,900)
Centrally cleared	390,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2071	265	25,191	25,456
								$20,122	$167,502	$187,624
								$(173,312)	$646,777	$473,465
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Malaysia	1,900,000	USD	$1,900,000	1.000%	Quarterly	Dec 2025	$(38,374)	$(14,668)	$(53,042)
CITI	Republic of Malaysia	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(6,532)	(2,680)	(9,212)
CITI	Republic of Peru	345,000	USD	345,000	1.000%	Quarterly	Dec 2025	(6,261)	2,328	(3,933)
GSI	People’s Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(81,718)	(31,953)	(113,671)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,566)	3,238	(8,328)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(12,052)	3,724	(8,328)
GSI	CMBX.NA.AAA.13	1,380,000	USD	1,380,000	0.500%	Monthly	Dec 2072	(2,841)	(2,037)	(4,878)
GSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(2,277)	(2,636)	(4,913)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(245,919)	(59,010)	(304,929)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(260,300)	(62,421)	(322,721)
MSI	People’s Republic of China	2,625,000	USD	2,625,000	1.000%	Quarterly	Dec 2025	(59,866)	(25,666)	(85,532)
MSI	Republic of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(34,800)	(13,077)	(47,877)
MSI	Republic of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(55,549)	4,182	(51,367)
MSI	CMBX.NA.BBB-.7	2,030,000	USD	2,030,000	3.000%	Monthly	Jan 2047	45,121	356,840	401,961
MSI	CMBX.NA.BBB-.8	2,080,000	USD	2,080,000	3.000%	Monthly	Oct 2057	98,292	228,095	326,387
MSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,681)	3,353	(8,328)
MSI	CMBX.NA.AAA.12	1,385,000	USD	1,385,000	0.500%	Monthly	Aug 2061	(13,039)	4,681	(8,358)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	17,288	(832)	16,456
MSI	CMBX.NA.AAA.13	1,390,000	USD	1,390,000	0.500%	Monthly	Dec 2072	(4,589)	(324)	(4,913)
				$45,880,000				$(686,663)	$391,137	$(295,526)
Centrally cleared	iTraxx Europe Crossover Series 34 Version 1	256,532	EUR	311,109	5.000%	Quarterly	Dec 2025	(36,176)	(1,546)	(37,722)
Centrally cleared	iTraxx Europe Sub Financials Series 34 Version 1	2,050,000	EUR	2,445,353	1.000%	Quarterly	Dec 2025	1,356	(8,292)	(6,936)
				$2,756,462				$(34,820)	$(9,838)	$(44,658)
				$48,636,462				$(721,483)	$381,299	$(340,184)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.36	0.541%	1,370,000	USD	$1,370,000	1.000%	Quarterly	Jun 2026	$28,611	$3,893	$32,504
					$1,370,000				$28,611	$3,893	$32,504
176

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	4,010,000	Jun 2021	GSI	$1,063	$2,782	$3,845
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	4,000,000	Jun 2021	GSI	1,292	(22,739)	(21,447)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,380,000	Jun 2021	GSI	78	(5,432)	(5,354)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,385,000	Jun 2021	GSI	83	(4,159)	(4,076)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,385,000	Jun 2021	GSI	122	(4,490)	(4,368)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,390,000	Jun 2021	GSI	128	(2,970)	(2,842)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,410,000	Jun 2021	GSI	218	(6,632)	(6,414)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	11,300,000	Jun 2021	GSI	1,082	275,176	276,258
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	2,660,000	Jun 2021	GSI	668	136,319	136,987
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	990,000	Jun 2021	GSI	144	43,182	43,326
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,420,000	Dec 2021	GSI	542	(4,454)	(3,912)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	9,490,000	Jun 2021	MSI	1,863	461,798	463,661
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	5,580,000	Sep 2021	MSI	2,907	(54,095)	(51,188)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,020,000	Sep 2021	JPM	(975)	6,032	5,057
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	2,420,000	Sep 2021	MSI	(1,168)	(6,091)	(7,259)
								$8,047	$814,227	$822,274
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
EONIA	Euro Overnight Index Average
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 3.3%
Hotels, restaurants and leisure – 3.3%
Casinos and gaming – 1.8%
Caesars Entertainment, Inc. (A)	70,838	$6,194,783
Hotels, resorts and cruise lines – 1.5%
Playa Hotels & Resorts NV (A)	676,909	4,941,436
		11,136,219
Health care – 2.7%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 2.7%
Health care facilities – 2.7%
Brookdale Senior Living, Inc. (A)	635,873	$3,847,032
HCA Healthcare, Inc.	26,550	5,000,427
		8,847,459
Real estate – 92.8%

178

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 89.6%
Health care REITs – 8.4%
Healthpeak Properties, Inc.	332,539	$10,554,788
Medical Properties Trust, Inc.	206,921	4,403,279
Welltower, Inc.	182,369	13,063,091
		28,021,158
Hotel and resort REITs – 3.4%
Pebblebrook Hotel Trust	270,200	6,563,158
Ryman Hospitality Properties, Inc. (A)	60,241	4,669,280
		11,232,438
Industrial REITs – 15.4%
Americold Realty Trust	95,178	3,661,498
First Industrial Realty Trust, Inc.	72,125	3,302,604
Innovative Industrial Properties, Inc.	26,785	4,825,586
Prologis, Inc.	285,253	30,236,813
Rexford Industrial Realty, Inc.	185,839	9,366,286
		51,392,787
Office REITs – 7.8%
Alexandria Real Estate Equities, Inc.	35,076	5,762,987
Douglas Emmett, Inc.	207,825	6,525,705
Kilroy Realty Corp.	100,457	6,592,993
SL Green Realty Corp.	100,810	7,055,692
		25,937,377
Residential REITs – 19.6%
American Homes 4 Rent, Class A	408,173	13,608,488
Camden Property Trust	90,838	9,984,005
Essex Property Trust, Inc.	36,422	9,900,956
Independence Realty Trust, Inc.	482,004	7,326,461
Sun Communities, Inc.	66,847	10,029,724
UDR, Inc.	324,624	14,238,009
		65,087,643
Retail REITs – 11.5%
Acadia Realty Trust	195,810	3,714,516
Brixmor Property Group, Inc.	699,573	14,152,362
Retail Opportunity Investments Corp.	405,923	6,441,998
Simon Property Group, Inc.	70,940	8,070,844
Tanger Factory Outlet Centers, Inc.	70,137	1,061,173
Weingarten Realty Investors	184,618	4,968,070
		38,408,963
Specialized REITs – 23.5%
American Tower Corp.	37,351	8,929,130
Crown Castle International Corp.	48,350	8,322,486
Equinix, Inc.	21,645	14,709,726
Extra Space Storage, Inc.	125,145	16,587,970
Life Storage, Inc.	112,774	9,692,925
PotlatchDeltic Corp.	97,362	5,152,397
QTS Realty Trust, Inc., Class A	50,465	3,130,849
VICI Properties, Inc.	407,269	11,501,277
		78,026,760
		298,107,126
Real estate management and development – 3.2%
Real estate services – 3.2%
Colliers International Group, Inc. (New York Stock Exchange)	50,585	4,969,470
Jones Lang LaSalle, Inc. (A)	31,780	5,689,891
		10,659,361
		308,766,487
TOTAL COMMON STOCKS (Cost $293,806,451)		$328,750,165
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (B)	3,061,179	$3,061,179
TOTAL SHORT-TERM INVESTMENTS (Cost $3,061,179)		$3,061,179
Total Investments (Real Estate Securities Trust) (Cost $296,867,630) – 99.7%		$331,811,344
Other assets and liabilities, net – 0.3%		977,913
TOTAL NET ASSETS – 100.0%		$332,789,257
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-21.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.3%
Communication services – 17.4%
Entertainment – 0.6%
Activision Blizzard, Inc.	8,125	$755,625
CTS Eventim AG & Company KGaA (A)	78,127	4,537,021
Netflix, Inc. (A)	3,040	1,585,846
Take-Two Interactive Software, Inc. (A)	2,910	514,197
		7,392,689
Interactive media and services – 16.2%
Alphabet, Inc., Class A (A)	3,085	6,362,874
Alphabet, Inc., Class C (A)	38,098	78,810,665
Baidu, Inc., ADR (A)	27,012	5,876,461
Facebook, Inc., Class A (A)	216,577	63,788,424
Kuaishou Technology (A)(B)	13,100	454,972
Mail.Ru Group, Ltd., GDR (A)	700,561	16,005,980
Pinterest, Inc., Class A (A)	90,430	6,694,533
Snap, Inc., Class A (A)	71,325	3,729,584
Tencent Holdings, Ltd.	8,000	638,460
Zillow Group, Inc., Class A (A)	9,375	1,231,688
ZoomInfo Technologies, Inc., Class A (A)	75,940	3,713,466
		187,307,107
Media – 0.5%
Comcast Corp., Class A	109,945	5,949,124
Wireless telecommunication services – 0.1%
SoftBank Group Corp.	6,900	587,450
		201,236,370
Consumer discretionary – 22.6%
Auto components – 0.1%
Aptiv PLC (A)	10,510	1,449,329
Automobiles – 0.6%
General Motors Company (A)	101,000	5,803,460
Tesla, Inc. (A)	1,010	674,609
Volkswagen AG	2,370	859,804
		7,337,873
Hotels, restaurants and leisure – 0.5%
Airbnb, Inc., Class A (A)(C)	15,998	3,006,664
Airbnb, Inc., Class B (A)(D)	17,248	3,148,393
		6,155,057
Internet and direct marketing retail – 21.4%
Alibaba Group Holding, Ltd., ADR (A)	114,933	26,058,759

179

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Amazon.com, Inc. (A)	17,677	$54,694,052
boohoo Group PLC (A)	1,541,486	7,217,868
Booking Holdings, Inc. (A)	11,974	27,897,504
Coupang, Inc. (A)(C)	148,094	7,308,439
Delivery Hero SE (A)(B)	104,535	13,549,531
DoorDash, Inc., Class A (A)(C)	23,328	3,059,001
Etsy, Inc. (A)	49,270	9,936,281
Expedia Group, Inc. (A)	71,720	12,344,446
Naspers, Ltd., N Shares	43,137	10,331,753
Tongcheng-Elong Holdings, Ltd. (A)	2,344,400	5,306,077
Trip.com Group, Ltd., ADR (A)	836,986	33,169,755
Wayfair, Inc., Class A (A)	23,834	7,501,752
Zalando SE (A)(B)	296,391	29,042,620
		247,417,838
		262,360,097
Health care – 0.6%
Health care equipment and supplies – 0.5%
Intuitive Surgical, Inc. (A)	8,513	6,290,596
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	3,810	995,324
		7,285,920
Industrials – 1.2%
Electrical equipment – 0.4%
Array Technologies, Inc. (A)	141,978	4,233,784
Bloom Energy Corp., Class A (A)	2,970	80,339
		4,314,123
Road and rail – 0.8%
Lyft, Inc., Class A (A)	119,150	7,527,897
Uber Technologies, Inc. (A)	34,210	1,864,787
		9,392,684
		13,706,807
Information technology – 53.5%
Communications equipment – 0.7%
Cisco Systems, Inc.	126,689	6,551,088
F5 Networks, Inc. (A)	8,090	1,687,736
		8,238,824
Electronic equipment, instruments and components – 1.7%
Amphenol Corp., Class A	18,960	1,250,791
Cognex Corp.	7,795	646,907
Flex, Ltd. (A)	312,960	5,730,298
IPG Photonics Corp. (A)	8,805	1,857,327
Samsung SDI Company, Ltd.	17,831	10,485,019
		19,970,342
IT services – 10.4%
Adyen NV (A)(B)	1,090	2,432,230
DXC Technology Company (A)	49,947	1,561,343
EPAM Systems, Inc. (A)	3,315	1,315,027
Fidelity National Information Services, Inc.	16,898	2,376,028
Fiserv, Inc. (A)	27,202	3,238,126
Global Payments, Inc.	19,151	3,860,459
Mastercard, Inc., Class A	20,445	7,279,442
MongoDB, Inc. (A)	28,660	7,664,544
Okta, Inc. (A)	62,455	13,766,956
PayPal Holdings, Inc. (A)	59,235	14,384,627
Shopify, Inc., Class A (A)	940	1,040,110
Snowflake, Inc., Class A (A)	8,067	1,849,602
Square, Inc., Class A (A)	52,895	12,009,810
Twilio, Inc., Class A (A)	72,040	24,548,350
VeriSign, Inc. (A)	29,589	5,881,110
Visa, Inc., Class A	61,000	12,915,530
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Wix.com, Ltd. (A)	13,612	$3,800,743
		119,924,037
Semiconductors and semiconductor equipment – 13.6%
Advanced Micro Devices, Inc. (A)	21,930	1,721,505
Applied Materials, Inc.	157,744	21,074,598
Cree, Inc. (A)	15,090	1,631,682
Infineon Technologies AG	159,515	6,786,977
KLA Corp.	2,655	877,212
Lam Research Corp.	22,230	13,232,185
Micron Technology, Inc. (A)	400,232	35,304,465
NVIDIA Corp.	9,570	5,109,710
NXP Semiconductors NV	37,190	7,487,835
ON Semiconductor Corp. (A)	130,275	5,420,743
Qorvo, Inc. (A)	27,100	4,951,170
QUALCOMM, Inc.	73,250	9,712,218
SK Hynix, Inc.	63,941	7,548,982
Skyworks Solutions, Inc.	29,195	5,356,699
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	83,900	9,923,692
Teradyne, Inc.	42,230	5,138,546
Tokyo Electron, Ltd.	11,700	5,085,210
Xilinx, Inc.	86,800	10,754,520
		157,117,949
Software – 19.3%
Alteryx, Inc., Class A (A)	29,495	2,446,905
Asana, Inc., Class A (A)	156,970	4,486,203
Autodesk, Inc. (A)	4,755	1,317,848
Citrix Systems, Inc.	183,956	25,820,064
Cloudflare, Inc., Class A (A)	7,755	544,866
Crowdstrike Holdings, Inc., Class A (A)	65,165	11,893,264
CyberArk Software, Ltd. (A)	8,820	1,140,779
Datadog, Inc., Class A (A)	15,520	1,293,437
FireEye, Inc. (A)	45,717	894,682
Fortinet, Inc. (A)	25,635	4,727,607
HubSpot, Inc. (A)	36,470	16,565,039
Intuit, Inc.	12,403	4,751,093
McAfee Corp., Class A	252,191	5,734,823
Microsoft Corp.	168,868	39,814,008
NortonLifeLock, Inc.	457,378	9,723,856
Palo Alto Networks, Inc. (A)	3,950	1,272,137
Paycom Software, Inc. (A)	53,410	19,764,905
salesforce.com, Inc. (A)	143,174	30,334,275
Slack Technologies, Inc., Class A (A)	70,661	2,870,956
TeamViewer AG (A)(B)	127,006	5,431,574
The Trade Desk, Inc., Class A (A)	1,370	892,774
Varonis Systems, Inc. (A)	42,352	2,174,352
Workday, Inc., Class A (A)	18,992	4,718,183
Zoom Video Communications, Inc., Class A (A)	47,044	15,114,767
Zscaler, Inc. (A)	60,022	10,303,977
		224,032,374
Technology hardware, storage and peripherals – 7.8%
Apple, Inc.	167,780	20,494,327
Hewlett Packard Enterprise Company	221,400	3,484,836
HP, Inc.	195,230	6,198,553
Pure Storage, Inc., Class A (A)	878,251	18,917,527
Samsung Electronics Company, Ltd.	349,463	25,281,769
Seagate Technology PLC	90,465	6,943,189
Western Digital Corp.	133,505	8,911,459
		90,231,660
		619,515,186
TOTAL COMMON STOCKS (Cost $869,912,111)		$1,104,104,380

180

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Road and rail – 0.0%
DiDi Chuxing, Inc. (A)(D)(E)	9,513	$419,333
TOTAL PREFERRED SECURITIES (Cost $260,905)		$419,333
EXCHANGE-TRADED FUNDS – 0.1%
iShares Expanded Tech Sector ETF	3,520	1,270,192
TOTAL EXCHANGE-TRADED FUNDS (Cost $876,286)		$1,270,192
SHORT-TERM INVESTMENTS – 5.2%
Short-term funds – 2.5%
John Hancock Collateral Trust, 0.0470% (F)(G)	1,052,375	10,528,903
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (F)	500,017	500,017
T. Rowe Price Government Reserve Fund, 0.0365% (F)	18,164,339	18,164,339
		29,193,259
Repurchase agreement – 2.7%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $30,886,000 on 4-1-21, collateralized by $30,732,500 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $31,503,767)	$30,886,000	30,886,000
TOTAL SHORT-TERM INVESTMENTS (Cost $60,079,461)		$60,079,259
Total Investments (Science & Technology Trust) (Cost $931,128,763) – 100.6%		$1,165,873,164
Other assets and liabilities, net – (0.6%)		(7,417,029)
TOTAL NET ASSETS – 100.0%		$1,158,456,135
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $10,308,124.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 35.5%
U.S. Government – 10.4%
U.S. Treasury Bonds
1.625%, 11/15/2050	$90,322,000	$75,263,629
2.500%, 02/15/2045	115,800,000	118,215,516
2.750%, 11/15/2042	119,770,000	128,350,397
3.000%, 02/15/2047	37,979,000	42,506,809
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.125%, 11/15/2041	$65,949,000	$75,107,152
U.S. Treasury Notes
0.250%, 03/15/2024	28,035,000	27,960,532
0.750%, 01/31/2026	303,266,000	300,636,114
1.125%, 02/15/2031	53,178,000	50,244,901
		818,285,050
U.S. Government Agency – 25.1%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	71,755,335	74,015,714
3.000%, 03/01/2043 to 02/01/2050	211,597,527	223,139,798
3.500%, 04/01/2044 to 04/01/2047	105,535,229	114,387,312
4.000%, 03/01/2048 to 08/01/2048	26,363,768	28,622,787
Federal National Mortgage Association
2.000%, TBA (A)	207,988,000	207,499,249
2.000%, 09/01/2050 to 02/01/2051	162,268,646	162,479,191
2.500%, TBA (A)	192,304,000	197,314,404
2.500%, 09/01/2050 to 12/01/2050	76,999,487	79,303,457
2.625%, 09/06/2024 (B)	8,300,000	8,920,055
3.000%, 01/01/2043 to 11/01/2049	260,597,171	274,980,623
3.500%, 06/01/2042 to 09/01/2049	279,979,894	301,617,661
4.000%, 09/01/2040 to 07/01/2049	212,279,001	234,640,787
4.500%, 12/01/2040 to 05/01/2042	53,221,875	59,849,491
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	3,907,908	4,300,289
		1,971,070,818
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,760,975,789)		$2,789,355,868
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (C)	11,857,000	12,716,229
5.103%, 04/23/2048 (C)	8,410,000	10,625,379
		23,341,608
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (C)	14,904,000	16,990,560
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,525,975)		$40,332,168
CORPORATE BONDS – 39.3%
Communication services – 3.7%
Activision Blizzard, Inc. 3.400%, 09/15/2026	1,142,000	1,248,280
AT&T, Inc.
2.300%, 06/01/2027	6,382,000	6,522,462
3.100%, 02/01/2043	24,300,000	22,673,384
3.650%, 06/01/2051	3,738,000	3,615,365
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	14,599,785
4.800%, 03/01/2050	15,035,000	16,128,275
5.750%, 04/01/2048	15,805,000	19,214,735
6.484%, 10/23/2045	13,673,000	17,802,401
Comcast Corp.
3.999%, 11/01/2049	2,025,000	2,272,009
4.150%, 10/15/2028	29,210,000	33,428,874
Cox Communications, Inc. 1.800%, 10/01/2030 (C)	5,016,000	4,640,793
Level 3 Financing, Inc. 3.400%, 03/01/2027 (C)	6,456,000	6,832,320

181

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telefonica Emisiones SA 5.213%, 03/08/2047	$16,102,000	$18,827,759
T-Mobile USA, Inc.
2.050%, 02/15/2028 (C)	12,548,000	12,303,565
2.550%, 02/15/2031 (C)	4,124,000	4,040,242
3.750%, 04/15/2027 (C)	5,869,000	6,415,756
3.875%, 04/15/2030 (C)	13,891,000	15,076,736
4.500%, 04/15/2050 (C)	7,980,000	8,960,662
Verizon Communications, Inc.
2.650%, 11/20/2040	15,201,000	13,891,445
3.000%, 03/22/2027	2,177,000	2,329,439
3.400%, 03/22/2041	3,282,000	3,331,838
4.329%, 09/21/2028	17,058,000	19,529,167
4.400%, 11/01/2034	7,740,000	8,847,520
4.500%, 08/10/2033	7,958,000	9,243,383
4.862%, 08/21/2046	13,237,000	15,879,709
		287,655,904
Consumer discretionary – 3.5%
Amazon.com, Inc. 4.050%, 08/22/2047	9,136,000	10,692,644
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	5,678,843
Booking Holdings, Inc.
4.500%, 04/13/2027	7,544,000	8,753,529
4.625%, 04/13/2030	10,170,000	11,846,583
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	14,809,000	15,538,177
Daimler Finance North America LLC 3.500%, 08/03/2025 (C)	5,990,000	6,478,667
Dollar General Corp. 3.500%, 04/03/2030	6,395,000	6,894,657
Dollar Tree, Inc. 4.200%, 05/15/2028	16,502,000	18,504,931
eBay, Inc. 2.700%, 03/11/2030	12,556,000	12,686,485
Expedia Group, Inc.
2.950%, 03/15/2031 (C)	5,475,000	5,399,993
3.250%, 02/15/2030	9,432,000	9,492,798
3.800%, 02/15/2028	16,524,000	17,501,799
4.625%, 08/01/2027 (C)	8,689,000	9,668,637
5.000%, 02/15/2026	13,035,000	14,710,345
General Motors Financial Company, Inc.
3.600%, 06/21/2030	20,346,000	21,461,486
4.300%, 07/13/2025	9,665,000	10,627,753
Genting New York LLC 3.300%, 02/15/2026 (C)	10,242,000	10,224,312
Hyatt Hotels Corp.
4.375%, 09/15/2028	1,824,000	1,955,223
5.750%, 04/23/2030	4,660,000	5,446,109
Hyundai Capital America
1.800%, 10/15/2025 (C)	4,018,000	4,013,920
2.375%, 10/15/2027 (C)	4,018,000	4,030,232
Magna International, Inc. 2.450%, 06/15/2030	2,879,000	2,896,729
Marriott International, Inc.
2.850%, 04/15/2031	9,027,000	8,859,522
3.500%, 10/15/2032	8,474,000	8,793,423
4.650%, 12/01/2028	13,237,000	14,762,726
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (C)	3,950,000	4,132,081
Prosus NV
4.850%, 07/06/2027 (C)	3,610,000	4,036,565
5.500%, 07/21/2025 (C)	8,425,000	9,546,789
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (C)	4,670,000	4,707,203
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Tractor Supply Company 1.750%, 11/01/2030	$7,505,000	$6,923,840
		276,266,001
Consumer staples – 0.8%
7-Eleven, Inc.
1.300%, 02/10/2028 (C)	7,871,000	7,540,911
2.800%, 02/10/2051 (C)	9,644,000	8,637,417
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	11,555,411
Cargill, Inc. 2.125%, 04/23/2030 (C)	4,306,000	4,232,493
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	5,029,000	5,049,921
Constellation Brands, Inc. 3.150%, 08/01/2029	3,340,000	3,498,404
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	3,170,000	3,354,261
The Clorox Company 1.800%, 05/15/2030	10,582,000	10,067,656
The Kroger Company 2.200%, 05/01/2030	5,402,000	5,289,946
		59,226,420
Energy – 2.8%
Aker BP ASA
2.875%, 01/15/2026 (C)	5,450,000	5,628,380
3.000%, 01/15/2025 (C)	6,211,000	6,424,805
4.000%, 01/15/2031 (C)	10,984,000	11,450,076
Cimarex Energy Company 4.375%, 06/01/2024	4,733,000	5,147,466
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (C)	3,045,000	3,397,533
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	5,538,821
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	8,820,000	9,437,400
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	8,767,000	9,178,192
Energy Transfer Operating LP
4.200%, 04/15/2027	3,063,000	3,337,974
5.150%, 03/15/2045	5,400,000	5,570,741
5.250%, 04/15/2029	10,643,000	12,114,789
5.875%, 01/15/2024	7,374,000	8,208,548
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	12,624,738
Husky Energy, Inc. 3.950%, 04/15/2022	4,500,000	4,604,998
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	6,264,848
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (C)	9,512,000	9,818,247
MPLX LP
4.000%, 03/15/2028	6,065,000	6,698,001
4.125%, 03/01/2027	2,551,000	2,831,925
4.250%, 12/01/2027	3,552,000	3,993,072
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,406,000	7,027,886
5.000%, 03/15/2027	7,297,000	8,305,790
5.875%, 06/30/2026	13,109,000	15,356,767
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	9,130,000	9,828,516
5.400%, 10/01/2047	8,136,000	8,785,189
The Williams Companies, Inc.
3.750%, 06/15/2027	9,700,000	10,573,741

182

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. (continued)
4.550%, 06/24/2024	$17,819,000	$19,637,403
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	6,991,572
		218,777,418
Financials – 10.0%
Ares Capital Corp.
2.150%, 07/15/2026	9,762,000	9,506,469
3.875%, 01/15/2026	8,615,000	9,079,273
4.200%, 06/10/2024	8,855,000	9,547,665
Ascot Group, Ltd. 4.250%, 12/15/2030 (C)	4,815,000	4,983,525
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	14,415,003
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (C)(D)	3,040,000	3,546,312
AXA SA 8.600%, 12/15/2030	2,474,000	3,781,286
Banco Santander SA 4.379%, 04/12/2028	7,600,000	8,469,260
Bank of America Corp.
3.248%, 10/21/2027	12,805,000	13,766,443
3.950%, 04/21/2025	11,322,000	12,414,099
4.450%, 03/03/2026	12,881,000	14,478,461
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	12,296,275
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%) 10/24/2051	7,284,000	6,687,295
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	16,667,000	18,738,830
Barclays Bank PLC 10.179%, 06/12/2021 (C)	3,675,000	3,738,103
Barclays PLC 4.375%, 01/12/2026	7,380,000	8,227,827
BPCE SA 4.500%, 03/15/2025 (C)	7,805,000	8,595,755
Brighthouse Financial, Inc. 3.700%, 06/22/2027	8,225,000	8,701,503
Cantor Fitzgerald LP 4.875%, 05/01/2024 (C)	9,631,000	10,662,423
Citigroup, Inc.
3.200%, 10/21/2026	11,812,000	12,692,918
4.600%, 03/09/2026	14,174,000	15,993,745
5.500%, 09/13/2025	4,375,000	5,070,939
Citizens Financial Group, Inc. 3.250%, 04/30/2030	11,890,000	12,625,344
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	3,816,351
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	11,714,377
Credit Agricole SA
2.811%, 01/11/2041 (C)	5,816,000	5,271,230
3.250%, 01/14/2030 (C)	12,902,000	13,263,411
Credit Suisse Group AG 3.574%, 01/09/2023 (C)	3,256,000	3,322,877
Discover Financial Services 4.100%, 02/09/2027	4,203,000	4,664,524
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
GE Capital International Funding Company 4.418%, 11/15/2035	$13,661,000	$15,638,566
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) 06/01/2021 (D)	7,765,000	7,832,556
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	4,565,000	4,956,849
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	10,101,183
4.850%, 01/15/2027	9,813,000	11,288,922
JPMorgan Chase & Co. 2.950%, 10/01/2026	14,539,000	15,551,179
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	12,766,062
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	12,141,000	12,365,503
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	11,699,000	12,938,591
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	8,070,000	8,160,788
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)	12,159,000	13,314,105
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	7,911,035
Lloyds Banking Group PLC 4.450%, 05/08/2025	16,755,000	18,726,488
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (D)	3,746,000	4,045,680
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (C)	6,523,000	6,668,548
4.875%, 06/10/2025 (B)(C)	7,810,000	8,666,277
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	7,277,000	9,132,979
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (C)	2,567,000	3,763,537
Morgan Stanley 3.875%, 01/27/2026	8,532,000	9,487,057
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	21,595,000	22,312,650
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,795,489
New York Life Insurance Company 3.750%, 05/15/2050 (C)	5,384,000	5,697,510
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (C)	13,599,000	12,902,051
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) 10/16/2044 (C)	5,325,000	5,884,125
Ohio National Financial Services, Inc. 5.550%, 01/24/2030 (C)	3,660,000	3,984,718
PNC Bank NA 4.050%, 07/26/2028	2,690,000	3,007,136

183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	$23,831,000	$24,097,907
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	13,898,000	14,676,026
Raymond James Financial, Inc. 4.650%, 04/01/2030	4,016,000	4,672,926
Santander Holdings USA, Inc.
3.244%, 10/05/2026	16,241,000	17,171,370
3.450%, 06/02/2025	15,107,000	16,189,437
3.500%, 06/07/2024	11,289,000	12,070,504
4.400%, 07/13/2027	2,083,000	2,317,068
SBL Holdings, Inc. 5.000%, 02/18/2031 (C)	8,846,000	8,930,108
SVB Financial Group 3.125%, 06/05/2030	7,717,000	8,015,780
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (C)	8,725,000	9,807,077
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	20,991,436
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (D)	4,632,000	4,852,020
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (D)	11,183,000	11,342,917
USAA Capital Corp. 2.125%, 05/01/2030 (C)	3,725,000	3,655,843
Wells Fargo & Company 3.550%, 09/29/2025	17,653,000	19,241,769
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%) 04/30/2026	14,578,000	15,045,662
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	18,928,000	19,399,191
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	9,572,684
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	20,710,000	22,801,710
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	18,552,514
		785,375,056
Health care – 2.7%
AbbVie, Inc.
3.200%, 11/21/2029	19,730,000	20,988,224
4.250%, 11/21/2049	6,159,000	6,969,130
AmerisourceBergen Corp.
2.800%, 05/15/2030	9,144,000	9,322,060
3.450%, 12/15/2027	9,510,000	10,353,700
Anthem, Inc. 2.250%, 05/15/2030	3,522,000	3,466,234
Cottage Health Obligated Group 3.304%, 11/01/2049	12,102,000	12,344,383
CVS Health Corp.
2.700%, 08/21/2040	6,008,000	5,532,900
3.750%, 04/01/2030	7,993,000	8,719,279
4.300%, 03/25/2028	10,997,000	12,487,994
5.050%, 03/25/2048	11,164,000	13,705,371
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (C)	$12,621,000	$12,040,097
3.750%, 06/15/2029 (C)	12,965,000	13,756,007
HCA, Inc. 4.125%, 06/15/2029	13,127,000	14,547,148
Premier Health Partners 2.911%, 11/15/2026	7,827,000	8,139,817
Royalty Pharma PLC 1.750%, 09/02/2027 (C)	4,058,000	3,940,684
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	12,537,000	13,506,835
Stanford Health Care 3.310%, 08/15/2030	4,679,000	5,058,257
Universal Health Services, Inc.
2.650%, 10/15/2030 (C)	7,813,000	7,543,569
5.000%, 06/01/2026 (C)	10,969,000	11,243,225
Viatris, Inc.
2.300%, 06/22/2027 (C)	4,139,000	4,173,688
2.700%, 06/22/2030 (C)	8,321,000	8,216,844
4.000%, 06/22/2050 (C)	10,136,000	10,329,105
		216,384,551
Industrials – 5.2%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (C)	6,679,000	6,332,361
AerCap Ireland Capital DAC
1.750%, 01/30/2026	9,702,000	9,423,206
2.875%, 08/14/2024	9,926,000	10,237,083
3.650%, 07/21/2027	3,468,000	3,639,064
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (C)	2,897,708	2,867,902
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (C)	4,274,947	4,104,609
Air Lease Corp.
2.875%, 01/15/2026	4,391,000	4,556,184
3.625%, 12/01/2027	4,932,000	5,183,590
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (C)	13,539,479	15,022,940
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 07/15/2025	3,937,252	3,602,586
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	9,387,705	9,012,197
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	8,186,885	7,900,344
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	7,168,784	7,294,238
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,437,775	5,193,075
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,250,825	6,391,469
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,941,724	4,645,221

184

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	$4,984,681	$4,660,677
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,467,564	7,430,226
Ashtead Capital, Inc.
4.250%, 11/01/2029 (C)	4,031,000	4,321,675
5.250%, 08/01/2026 (C)	9,165,000	9,615,002
BAE Systems PLC 1.900%, 02/15/2031 (C)	10,440,000	9,796,370
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (C)	3,216,463	3,332,413
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (C)	1,664,253	1,667,775
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (C)	4,409,282	4,619,784
Canadian Pacific Railway Company 2.050%, 03/05/2030	7,562,000	7,305,495
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	2,137,358	2,169,418
CoStar Group, Inc. 2.800%, 07/15/2030 (C)	10,366,000	10,134,818
DAE Funding LLC 3.375%, 03/20/2028 (C)	11,546,000	11,454,787
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 01/02/2023	674,406	689,580
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	15,543,607
3.800%, 04/19/2023	6,835,000	6,982,381
4.375%, 04/19/2028	9,405,000	9,709,330
4.500%, 10/20/2025 (C)	2,059,000	2,197,773
General Electric Company
4.250%, 05/01/2040	11,092,000	12,174,716
5.550%, 01/05/2026	11,917,000	14,124,788
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	4,251,000	4,638,081
4.200%, 05/01/2030	9,417,000	10,446,079
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	8,327,000	9,172,191
4.750%, 02/15/2025 (C)	2,050,000	2,295,385
4.750%, 08/01/2028	4,190,000	4,839,618
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,588,871	7,624,998
Masco Corp. 2.000%, 10/01/2030	7,526,000	7,156,621
Owens Corning 3.950%, 08/15/2029	8,341,000	9,178,992
The Boeing Company
3.200%, 03/01/2029	23,161,000	23,455,402
5.040%, 05/01/2027	12,324,000	14,050,197
5.805%, 05/01/2050	6,281,000	7,907,468
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	9,148,458	9,514,396
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,540,495	8,561,846
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	$9,418,229	$9,253,410
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,883,641	2,898,059
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,822,459	7,182,436
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	17,963,962	19,827,724
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	4,513,000	4,682,238
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,858,035	1,876,615
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	3,248,423	3,345,876
		411,244,316
Information technology – 4.9%
Apple, Inc. 2.650%, 02/08/2051	17,315,000	15,822,123
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	4,803,219
Broadcom, Inc.
3.419%, 04/15/2033 (C)	18,199,000	18,236,199
4.750%, 04/15/2029	36,324,000	40,841,948
5.000%, 04/15/2030	12,571,000	14,327,374
Citrix Systems, Inc. 1.250%, 03/01/2026	13,442,000	13,214,528
Dell International LLC
4.900%, 10/01/2026 (C)	10,965,000	12,439,714
5.300%, 10/01/2029 (C)	9,287,000	10,863,580
5.850%, 07/15/2025 (C)	3,860,000	4,499,961
8.350%, 07/15/2046 (C)	8,532,000	12,980,525
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	10,479,000	11,950,156
KLA Corp. 4.100%, 03/15/2029	7,616,000	8,562,201
Lam Research Corp.
4.000%, 03/15/2029	15,023,000	17,012,603
4.875%, 03/15/2049	5,964,000	7,684,760
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	10,319,000	11,828,682
Micron Technology, Inc.
4.185%, 02/15/2027	22,007,000	24,434,286
4.975%, 02/06/2026	5,650,000	6,465,259
5.327%, 02/06/2029	18,126,000	21,324,014
Microsoft Corp. 2.525%, 06/01/2050	24,775,000	22,559,458
Motorola Solutions, Inc.
2.300%, 11/15/2030	10,484,000	9,915,615
4.600%, 02/23/2028 to 05/23/2029	13,818,000	15,719,188
NVIDIA Corp. 2.850%, 04/01/2030	9,403,000	9,875,033
NXP BV
3.400%, 05/01/2030 (C)	3,042,000	3,212,208
3.875%, 06/18/2026 (C)	12,831,000	14,122,857
Oracle Corp. 2.950%, 04/01/2030	18,106,000	18,669,931
PayPal Holdings, Inc. 2.850%, 10/01/2029	13,135,000	13,684,487

185

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Visa, Inc. 2.700%, 04/15/2040	$4,508,000	$4,414,827
VMware, Inc. 4.700%, 05/15/2030	12,282,000	14,157,216
		383,621,952
Materials – 1.4%
Anglo American Capital PLC 4.750%, 04/10/2027 (C)	5,485,000	6,289,072
Berry Global, Inc. 1.570%, 01/15/2026 (C)	9,564,000	9,413,080
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (C)	21,491,000	22,738,616
Ecolab, Inc.
1.300%, 01/30/2031	12,758,000	11,720,041
4.800%, 03/24/2030	7,425,000	8,881,965
Georgia-Pacific LLC 2.300%, 04/30/2030 (C)	13,979,000	13,925,523
Inversiones CMPC SA 3.850%, 01/13/2030 (C)	3,668,000	3,909,721
Newmont Corp. 2.800%, 10/01/2029	3,464,000	3,560,043
Nutrition & Biosciences, Inc.
1.832%, 10/15/2027 (C)	3,042,000	2,974,387
2.300%, 11/01/2030 (C)	6,085,000	5,898,221
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (C)	3,490,000	3,971,271
The Sherwin-Williams Company 2.300%, 05/15/2030	8,634,000	8,503,388
Vulcan Materials Company 3.500%, 06/01/2030	6,839,000	7,333,120
		109,118,448
Real estate – 2.6%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,196,000	11,178,718
American Tower Corp.
3.550%, 07/15/2027	13,925,000	15,101,213
3.800%, 08/15/2029	6,600,000	7,185,784
Crown Castle International Corp.
2.250%, 01/15/2031	8,577,000	8,243,760
3.300%, 07/01/2030	3,145,000	3,292,015
3.650%, 09/01/2027	11,831,000	12,892,660
3.800%, 02/15/2028	4,658,000	5,074,347
4.150%, 07/01/2050	2,123,000	2,279,766
CyrusOne LP
2.150%, 11/01/2030	3,797,000	3,508,808
3.450%, 11/15/2029	8,590,000	8,830,606
Equinix, Inc.
1.550%, 03/15/2028	9,456,000	9,035,807
1.800%, 07/15/2027	5,384,000	5,284,946
3.200%, 11/18/2029	12,260,000	12,746,048
GLP Capital LP
3.350%, 09/01/2024	4,360,000	4,607,212
5.375%, 04/15/2026	7,596,000	8,529,169
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	10,789,950
3.875%, 04/01/2024	9,835,000	10,417,240
4.000%, 06/15/2025	13,557,000	14,400,972
4.500%, 02/01/2026	4,859,000	5,260,309
Prologis LP 2.250%, 04/15/2030	12,243,000	12,105,614
SBA Tower Trust
2.328%, 01/15/2028 (C)	21,448,000	21,794,960
2.836%, 01/15/2025 (C)	7,899,000	8,285,832
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Ventas Realty LP 3.500%, 02/01/2025	$4,775,000	$5,155,954
		206,001,690
Utilities – 1.7%
ABY Transmision Sur SA 6.875%, 04/30/2043 (C)	2,584,590	3,453,684
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (C)	5,952,000	6,158,534
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	7,231,575
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,714,364
Engie Energia Chile SA 3.400%, 01/28/2030 (C)	8,250,000	8,530,500
Eversource Energy 1.650%, 08/15/2030	4,999,000	4,636,251
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (C)	11,507,000	11,435,081
NiSource, Inc.
1.700%, 02/15/2031	27,092,000	25,093,137
3.600%, 05/01/2030	4,676,000	5,068,128
NRG Energy, Inc.
2.450%, 12/02/2027 (C)	7,276,000	7,232,108
4.450%, 06/15/2029 (C)	5,451,000	5,940,975
SCE Recovery Funding LLC 0.861%, 11/15/2031	4,717,000	4,571,323
Vistra Operations Company LLC
3.550%, 07/15/2024 (C)	12,479,000	13,058,437
3.700%, 01/30/2027 (C)	12,977,000	13,516,643
4.300%, 07/15/2029 (C)	11,424,000	12,073,233
		134,713,973
TOTAL CORPORATE BONDS (Cost $2,982,340,579)		$3,088,385,729
MUNICIPAL BONDS – 1.5%
City of New York, GO
0.982%, 08/01/2025	12,545,000	12,530,413
1.216%, 08/01/2026	725,000	719,911
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	8,734,856
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	13,987,715
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	7,999,016
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	9,583,506
4.131%, 06/15/2042	790,000	825,390
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	6,962,698
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,459,553
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	13,927,282

186

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	$12,324,000	$12,369,281
University of California 1.316%, 05/15/2027	14,360,000	14,228,093
TOTAL MUNICIPAL BONDS (Cost $121,628,951)		$121,327,714
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.2%
Commercial and residential – 5.8%
Angel Oak Mortgage Trust LLC Series 2020-R1, Class A1 0.990%, 04/25/2053 (C)(E)	10,013,469	10,006,529
Arroyo Mortgage Trust Series 2019-3, Class A1 2.962%, 10/25/2048 (C)(E)	3,000,839	3,054,941
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (C)	5,706,000	6,075,050
Series 2015-200P, Class C, 3.596%, 04/14/2033 (C)(E)	6,760,000	7,184,954
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,897,964
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	9,840,000	10,212,618
Series 2019-B12, Class A2, 3.001%, 08/15/2052	8,685,000	9,123,374
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 2.666%, 07/25/2059 (C)(E)	2,333,801	2,360,598
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	8,120,508	8,313,660
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.427%, 03/15/2037 (C)(F)	7,242,000	7,239,782
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.036%, 10/15/2037 (C)(F)	9,676,000	9,691,154
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) 1.606%, 01/15/2034 (C)(F)	2,033,000	2,026,686
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	10,780,000	11,539,303
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (C)	4,584,000	4,855,169
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (C)	3,645,000	3,933,455
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	13,729,470
COLT Mortgage Loan Trust Series 2020-1, Class A1 2.488%, 02/25/2050 (C)(E)	2,991,950	3,019,760
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (C)(E)	13,663,831	13,544,410
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (C)(E)	4,291,000	4,113,246
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (C)	$5,531,000	$5,620,262
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (C)	5,981,690	6,065,419
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.336%, 05/15/2036 (C)(F)	3,709,000	3,711,324
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (C)(E)	6,120,359	6,210,053
Series 2020-NET, Class A, 2.257%, 08/15/2037 (C)	2,155,000	2,192,833
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (C)(E)	17,004,048	16,964,121
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(E)	9,473,000	9,472,982
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (C)(E)	16,455,124	16,274,116
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 09/15/2053	8,675,000	8,858,140
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, 1.178%, 10/25/2065 (C)(E)	9,866,867	9,861,454
Series 2021-1, Class A1, 0.797%, 02/25/2066 (C)(E)	5,333,417	5,320,742
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (C)(E)	13,456,183	13,599,155
GCAT Trust
Series 2020-NQM1, Class A1, 2.247%, 01/25/2060 (C)	6,686,628	6,818,925
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (C)	9,007,435	8,999,709
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,970,124
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,834,290
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (C)	5,820,000	6,017,158
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1 1.382%, 09/27/2060 (C)(E)	3,525,557	3,537,842
Irvine Core Office Trust Series 2013-IRV, Class A2 3.174%, 05/15/2048 (C)(E)	5,620,000	5,893,855
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	17,510,000	18,356,209
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.156%, 05/15/2036 (C)(F)	7,335,000	7,332,729
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.806%, 03/15/2038 (C)(F)	7,467,000	7,471,497

187

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Life Mortgage Trust (continued)
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.506%, 03/15/2038 (C)(F)	$5,822,000	$5,831,313
MFA Trust
Series 2020-NQM1, Class A1, 1.479%, 03/25/2065 (C)(E)	2,941,928	2,969,733
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(E)	6,122,799	6,119,362
Series 2021-INV1, Class A1, 0.852%, 01/25/2056 (C)(E)	14,174,833	14,130,983
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.506%, 11/15/2034 (C)(F)	5,105,000	5,106,610
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (C)(E)	4,449,021	4,695,814
OBX Trust Series 2020-EXP2, Class A3 2.500%, 05/25/2060 (C)(E)	5,702,762	5,793,207
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (C)(E)	13,544,636	13,783,639
Seasoned Credit Risk Transfer Trust Series 2020-2, Class MA 2.000%, 11/25/2059	5,144,733	5,269,996
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(E)	3,708,353	3,776,870
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	5,264,939	5,321,339
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	4,184,877	4,193,846
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	9,815,413	9,779,285
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	8,832,798	8,827,394
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(E)	8,239,000	8,243,583
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (C)	14,973,971	15,043,427
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	13,310,000	14,038,507
		455,229,970
U.S. Government Agency – 1.4%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.285%, 12/25/2021	119,985,265	432,367
Series K018, Class X1 IO, 1.235%, 01/25/2022	85,814,576	460,035
Series K021, Class X1 IO, 1.400%, 06/25/2022	25,409,082	284,968
Series K022, Class X1 IO, 1.175%, 07/25/2022	136,650,836	1,467,808
Series K026, Class X1 IO, 0.954%, 11/25/2022	152,231,024	1,775,318
Series K038, Class X1 IO, 1.113%, 03/25/2024	52,015,507	1,447,540
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K048, Class X1 IO, 0.236%, 06/25/2025	$158,927,630	$1,483,033
Government National Mortgage Association
Series 2012-114, Class IO, 0.692%, 01/16/2053	26,681,820	691,958
Series 2016-174, Class IO, 0.858%, 11/16/2056	21,844,372	1,262,011
Series 2017-109, Class IO, 0.507%, 04/16/2057	30,113,141	1,171,100
Series 2017-124, Class IO, 0.677%, 01/16/2059	32,570,659	1,619,068
Series 2017-135, Class IO, 0.774%, 10/16/2058	49,001,394	2,535,822
Series 2017-140, Class IO, 0.565%, 02/16/2059	25,552,032	1,181,781
Series 2017-159, Class IO, 0.506%, 06/16/2059	45,144,348	2,107,212
Series 2017-20, Class IO, 0.695%, 12/16/2058	57,838,649	2,671,197
Series 2017-22, Class IO, 0.773%, 12/16/2057	25,693,134	1,423,762
Series 2017-41, Class IO, 0.699%, 07/16/2058	27,023,354	1,284,952
Series 2017-46, Class IO, 0.641%, 11/16/2057	25,888,858	1,238,751
Series 2017-61, Class IO, 0.698%, 05/16/2059	43,902,842	2,296,883
Series 2018-158, Class IO, 0.717%, 05/16/2061	28,462,490	1,897,998
Series 2018-69, Class IO, 0.566%, 04/16/2060	45,943,643	2,610,118
Series 2019-131, Class IO, 0.922%, 07/16/2061	40,744,907	2,859,225
Series 2020-100, Class IO, 0.909%, 05/16/2062	33,831,565	2,695,212
Series 2020-108, Class IO, 0.933%, 06/16/2062	88,241,653	7,147,274
Series 2020-114, Class IO, 0.927%, 09/16/2062	87,730,088	7,219,011
Series 2020-118, Class IO, 1.047%, 06/16/2062	71,001,309	6,174,977
Series 2020-119, Class IO, 0.813%, 08/16/2062	37,979,775	2,909,938
Series 2020-120, Class IO, 0.853%, 05/16/2062	17,698,946	1,421,008
Series 2020-137, Class IO, 0.846%, 09/16/2062	82,996,021	6,470,627
Series 2020-150, Class IO, 0.984%, 12/16/2062	52,497,412	4,485,851
Series 2020-170, Class IO, 0.886%, 11/16/2062	71,228,418	5,921,354
Series 2020-92, Class IO, 1.016%, 02/16/2062	78,857,809	6,730,601
Series 2021-10, Class IO, 1.000%, 05/16/2063	48,768,280	4,359,835
Series 2021-11, Class IO, 1.022%, 12/16/2062	74,212,767	6,773,058
Series 2021-3, Class IO, 0.958%, 09/16/2062	93,231,685	8,138,212

188

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-40, Class IO, 0.843%, 02/16/2063	$22,050,000	$1,774,189
		106,424,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $589,531,502)		$561,654,024
ASSET BACKED SECURITIES – 13.7%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (C)	9,473,000	9,509,253
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,978,114
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (C)	9,026,339	9,133,697
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (C)	17,232,000	17,378,593
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (C)	12,046,000	11,962,772
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (C)	10,980,820	11,276,204
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (C)	9,868,410	10,061,732
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	10,031,000	10,436,477
Series 2020-1A, Class A 2.330%, 08/20/2026 (C)	6,188,000	6,424,398
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (C)	5,760,000	6,013,382
CarMax Auto Owner Trust
Series 2020-3, Class A3 0.620%, 03/17/2025	10,590,000	10,634,626
Series 2020-3, Class A4 0.770%, 03/16/2026	4,680,000	4,696,200
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (C)	8,974,765	9,277,475
Carvana Auto Receivables Trust Series 2020-P1, Class A4 0.610%, 10/08/2026	6,886,000	6,843,259
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	10,295,839	10,372,810
Series 2021-1A, Class A1 1.530%, 03/15/2061 (C)	10,322,000	10,284,313
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (C)	12,289,560	12,252,589
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (C)	11,759,000	11,486,979
CoreVest American Finance Trust
Series 2019-3, Class A 2.705%, 10/15/2052 (C)	2,090,424	2,177,701
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CoreVest American Finance Trust (continued)
Series 2020-3, Class A 1.358%, 08/15/2053 (C)	$7,538,150	$7,432,388
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (C)	15,959,000	15,866,454
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (C)	4,178,760	4,435,378
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	11,913,540	12,825,879
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (C)	2,468,877	2,482,324
Series 2016-B, Class A2 2.890%, 06/25/2040 (C)	2,352,032	2,388,123
Driven Brands Funding LLC Series 2020-2A, Class A2 3.237%, 01/20/2051 (C)	7,595,000	7,800,141
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (C)	6,227,016	6,406,632
Exeter Automobile Receivables Trust
Series 2020-1A, Class C 2.490%, 01/15/2025 (C)	14,330,000	14,643,694
Series 2021-1A, Class C 0.740%, 01/15/2026	4,763,000	4,753,182
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 09/17/2025 (C)	11,783,000	11,753,268
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (C)	13,728,633	13,597,942
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (C)	5,984,775	6,239,778
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	26,053,000	28,075,434
Series 2018-2, Class A 3.470%, 01/15/2030 (C)	10,877,000	11,605,909
Series 2020-1, Class A 2.040%, 08/15/2031 (C)	12,180,000	12,609,010
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.060%, 04/15/2026	14,258,000	15,246,576
Series 2020-2, Class A 1.060%, 09/15/2027	15,316,000	15,227,617
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (C)	11,385,000	12,133,779
Series 2020-1, Class A 0.680%, 08/15/2025 (C)	5,302,000	5,315,500
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 08/15/2025 (C)	18,115,000	19,378,458
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (C)	7,732,000	7,734,142
Series 2021-1A, Class A2 2.773%, 04/20/2029 (C)	6,328,000	6,305,586
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 3.210%, 02/18/2025 (C)	7,484,000	7,760,814

189

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (C)	$2,920,386	$3,078,280
Home Partners of America Trust Series 2019-1, Class A 2.908%, 09/17/2039 (C)	13,773,976	13,943,289
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (C)	4,019,625	4,320,896
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (C)	4,813,625	4,936,902
John Deere Owner Trust
Series 2020-B, Class A3 0.510%, 11/15/2024	4,821,000	4,832,234
Series 2020-B, Class A4 0.720%, 06/15/2027	5,935,000	5,963,493
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (C)	1,940,356	1,984,008
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (C)	13,424,000	13,424,000
MVW LLC Series 2020-1A, Class A 1.740%, 10/20/2037 (C)	17,365,569	17,656,538
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (C)	4,048,061	4,197,382
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (C)	2,878,299	3,047,230
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (C)	7,410,000	7,577,525
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	7,397,068	7,617,611
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	12,863,000	13,078,886
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	12,764,939	12,813,903
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	16,377,455	16,480,460
Series 2021-A, Class A 0.840%, 05/15/2069 (C)	15,572,021	15,522,164
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (C)	8,602,309	8,408,150
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (C)	11,719,000	11,754,391
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	3,346,715	3,381,082
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (C)	9,574,000	9,888,728
PFS Financing Corp.
Series 2018-F, Class A 3.520%, 10/15/2023 (C)	7,260,000	7,378,952
Series 2019-C, Class A 2.230%, 10/15/2024 (C)	4,070,000	4,178,293
Series 2020-E, Class A 1.000%, 10/15/2025 (C)	6,863,000	6,904,239
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (C)	7,750,000	7,852,581
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2020-SFR2, Class A 2.078%, 06/17/2037 (C)	$3,574,000	$3,650,804
Series 2021-SFR1, Class A 1.052%, 04/17/2038 (C)	8,859,000	8,676,968
Series 2021-SFR2, Class A 1.600%, 04/19/2038 (C)	16,515,000	16,426,001
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	12,958,000	13,588,180
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (C)	12,112,000	12,707,362
Series 2020-1A, Class A3 1.190%, 10/20/2027 (C)	15,910,000	15,983,596
Series 2021-1A, Class B 1.370%, 08/20/2029 (C)	6,799,000	6,705,905
ServiceMaster Funding LLC Series 2020-1, Class A2II 3.337%, 01/30/2051 (C)	11,282,000	11,532,348
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (C)	9,231,420	9,751,334
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A 3.690%, 09/20/2035 (C)	2,632,750	2,748,813
Series 2021-1A, Class A 0.990%, 11/20/2037 (C)	11,797,000	11,767,663
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (C)	1,852,692	1,878,315
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	9,455,754	9,731,876
Series 2019-B, Class A2A 2.840%, 06/15/2037 (C)	11,761,063	12,240,117
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	5,003,000	5,032,645
Series 2021-A, Class APT2 1.070%, 01/15/2053 (C)	7,073,767	6,986,307
Sofi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (C)	3,195,783	3,288,535
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (C)	8,210,083	8,507,945
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (C)	6,978,571	7,272,927
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (C)	4,104,493	3,973,727
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (C)	10,254,953	10,305,407
Tesla Auto Lease Trust
Series 2020-A, Class A3 0.680%, 12/20/2023 (C)	7,103,000	7,138,965
Series 2020-A, Class A4 0.780%, 12/20/2023 (C)	4,974,000	5,005,611
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (C)	14,664,094	14,558,391
Series 2021-1A, Class A 1.650%, 02/20/2046 (C)	6,833,578	6,582,317
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.399%, 10/25/2053 (C)(E)	2,759,000	2,922,278

190

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(E)	$2,808,021	$2,855,952
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(E)	1,697,350	1,722,749
Series 2018-3, Class A1 3.750%, 05/25/2058 (C)(E)	3,311,186	3,484,940
Series 2018-4, Class A1 3.000%, 06/25/2058 (C)(E)	7,956,807	8,297,746
Series 2018-6, Class A1A 3.750%, 03/25/2058 (C)(E)	844,588	876,066
Series 2019-4, Class A1 2.900%, 10/25/2059 (C)(E)	6,776,443	7,079,443
Series 2020-4, Class A1 1.750%, 10/25/2060 (C)	7,504,292	7,618,612
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (C)	22,220,000	23,484,294
Series 2020-1A, Class A 1.350%, 05/25/2033 (C)	6,839,000	6,937,745
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A3 0.440%, 10/15/2024	5,106,000	5,117,588
Series 2020-C, Class A4 0.570%, 10/15/2025	3,854,000	3,853,113
Tricon American Homes Trust
Series 2020-SFR1, Class A 1.499%, 07/17/2038 (C)	19,642,194	19,326,640
Series 2020-SFR2, Class A 1.482%, 11/17/2039 (C)	17,115,000	16,591,278
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	16,231,540	16,115,415
Series 2021-1A, Class A 1.860%, 03/20/2046 (C)	9,528,000	9,297,181
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (C)	9,362,945	9,752,677
Series 2020-1A, Class A2 1.645%, 09/15/2045 (C)	8,834,000	8,839,398
Series 2020-2A, Class A2 1.992%, 09/15/2045 (C)	5,868,000	5,766,038
Verizon Owner Trust
Series 2020-B, Class A 0.470%, 02/20/2025	15,609,000	15,651,077
Series 2020-C, Class C 0.770%, 04/21/2025	9,422,000	9,381,975
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (C)	11,399,837	11,168,035
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (C)	4,113,139	4,190,760
Westgate Resorts LLC Series 2020-1A, Class A 2.713%, 03/20/2034 (C)	5,647,846	5,769,670
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (C)	3,477,261	3,430,848
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	12,546,000	12,705,711
TOTAL ASSET BACKED SECURITIES (Cost $1,067,268,185)		$1,078,719,087
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	12,915	$1,276,508
TOTAL COMMON STOCKS (Cost $1,291,486)		$1,276,508
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
DTE Energy Company, 6.250%	15,402	765,325
NextEra Energy, Inc., 5.279%	120,650	5,975,795
The Southern Company, 6.750%	19,330	984,477
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$7,725,597
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 0.0470% (G)(H)	1,036,524	10,370,319
TOTAL SHORT-TERM INVESTMENTS (Cost $10,371,145)		$10,370,319
Total Investments (Select Bond Trust) (Cost $7,576,551,900) – 98.0%		$7,699,147,014
Other assets and liabilities, net – 2.0%		160,994,868
TOTAL NET ASSETS – 100.0%		$7,860,141,882
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $10,128,518.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,075,387,867 or 26.4% of the fund's net assets as of 3-31-21.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 92.5%
U.S. Government – 31.5%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,842,680	$1,960,439

191

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.125%, 05/31/2022 to 05/15/2023	$4,170,000	$4,166,336
0.250%, 04/15/2023	9,000,000	9,013,008
1.375%, 02/15/2023	1,770,000	1,810,309
1.500%, 09/15/2022	4,000,000	4,079,531
1.875%, 07/31/2022	7,610,000	7,788,062
2.000%, 05/31/2024	4,500,000	4,725,527
2.125%, 03/31/2024	2,700,000	2,842,172
2.625%, 06/30/2023	5,485,000	5,783,675
2.750%, 07/31/2023	3,215,000	3,404,384
2.875%, 11/30/2023	13,345,000	14,264,548
		59,837,991
U.S. Government Agency – 61.0%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,735,890
0.680%, 01/13/2027	6,000,000	5,845,729
Federal Home Loan Bank
0.650%, 02/26/2026	6,000,000	5,894,661
0.700%, 01/28/2026	7,000,000	6,907,857
0.900%, 02/26/2027	2,000,000	1,964,051
1.000%, 03/23/2026	2,000,000	1,989,671
1.375%, 02/17/2023	8,000,000	8,179,834
1.500%, 08/15/2024	2,770,000	2,868,615
2.875%, 09/13/2024	5,500,000	5,943,382
Federal Home Loan Mortgage Corp.
0.250%, 09/08/2023	2,000,000	1,999,614
0.375%, 09/23/2025	3,060,000	3,004,500
0.640%, 11/24/2025	2,000,000	1,979,162
0.650%, 10/22/2025	2,000,000	1,987,619
0.700%, 12/23/2025	2,000,000	1,981,364
0.800%, 10/27/2026	2,000,000	1,961,235
1.500%, 02/12/2025	6,000,000	6,202,548
2.500%, 09/01/2034	2,728,267	2,849,548
2.535%, (12 month LIBOR + 1.619%), 05/01/2045 (A)	558,297	583,930
3.000%, 07/01/2030 to 12/01/2032	3,513,226	3,728,104
3.500%, 04/01/2032	1,455,137	1,565,275
7.000%, 04/01/2031 to 04/01/2032	460	538
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,909,981
0.625%, 04/22/2025	4,000,000	3,989,392
0.650%, 12/17/2025	2,000,000	1,976,685
2.500%, 10/01/2027 to 09/01/2034	3,576,060	3,734,788
2.875%, 09/12/2023	7,005,000	7,453,831
3.000%, 03/01/2028 to 09/01/2034	9,303,367	9,883,647
3.500%, 07/01/2031 to 06/01/2034	5,639,320	6,073,205
6.500%, 01/01/2039	366,440	436,364
7.000%, 12/01/2026 to 01/01/2029	1,081	1,231
8.000%, 10/01/2024 to 09/01/2030	893	1,045
Government National Mortgage Association 7.500%, 01/15/2027 to 03/15/2027	205	227
		115,633,523
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $172,611,857)		$175,471,514
MUNICIPAL BONDS – 4.4%
City of Houston (Texas)
2.110%, 03/01/2025	1,000,000	1,044,251
3.628%, 05/15/2024	1,000,000	1,088,905
City of New York
1.990%, 10/01/2026	1,000,000	1,035,458
3.250%, 03/01/2024	1,000,000	1,076,472
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
County of Orange (Florida) 2.280%, 01/01/2026	$1,000,000	$1,027,846
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,014,354
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,065,296
State of California 2.375%, 10/01/2026	1,000,000	1,058,504
TOTAL MUNICIPAL BONDS (Cost $8,137,774)		$8,411,086
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
U.S. Government Agency – 1.4%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.285%, 12/25/2021	20,551,786	74,058
Series K018, Class X1 IO, 1.235%, 01/25/2022	3,525,367	18,899
Series K022, Class X1 IO, 1.175%, 07/25/2022	10,540,955	113,224
Series K026, Class X1 IO, 0.953%, 11/25/2022	5,127,696	59,799
Series K030, Class X1 IO, 0.166%, 04/25/2023	131,268,846	398,677
Series K038, Class X1 IO, 1.113%, 03/25/2024	7,768,749	216,197
Series K718, Class X1 IO, 0.574%, 01/25/2022	17,808,202	39,867
Government National Mortgage Association
Series 2012-114, Class IO, 0.692%, 01/16/2053	1,817,002	47,122
Series 2017-109, Class IO, 0.507%, 04/16/2057	2,237,345	87,010
Series 2017-124, Class IO, 0.677%, 01/16/2059	1,947,447	96,806
Series 2017-140, Class IO, 0.565%, 02/16/2059	850,613	39,341
Series 2017-20, Class IO, 0.695%, 12/16/2058	3,584,697	165,554
Series 2017-41, Class IO, 0.699%, 07/16/2058	2,436,059	115,834
Series 2017-46, Class IO, 0.641%, 11/16/2057	2,313,633	110,705
Series 2017-61, Class IO, 0.698%, 05/16/2059	1,512,814	79,147
Series 2017-74, Class IO, 0.582%, 09/16/2058	2,013,660	80,321
Series 2017-89, Class IO, 0.697%, 07/16/2059	2,537,468	144,125
Series 2018-9, Class IO, 0.534%, 01/16/2060	2,171,841	104,785
Series 2020-118, Class IO, 1.047%, 06/16/2062	1,942,543	168,943
Series 2020-119, Class IO, 0.813%, 08/16/2062	1,046,571	80,186
Series 2020-120, Class IO, 0.853%, 05/16/2062	2,290,340	183,886
Series 2020-137, Class IO, 0.846%, 09/16/2062	1,635,367	127,498
Series 2020-170, Class IO, 0.886%, 11/16/2062	1,890,377	157,151

192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-40, Class IO, 0.843%, 02/16/2063	$535,000	$43,047
		2,752,182
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,969,459)		$2,752,182
SHORT-TERM INVESTMENTS – 1.0%
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $1,841,000 on 4-1-21, collateralized by $1,831,900 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $1,877,874)	1,841,000	1,841,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,841,000)		$1,841,000
Total Investments (Short Term Government Income Trust) (Cost $186,560,090) – 99.3%		$188,475,782
Other assets and liabilities, net – 0.7%		1,294,517
TOTAL NET ASSETS – 100.0%		$189,770,299
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.3%
Communication services – 2.3%
Diversified telecommunication services – 0.7%
Anterix, Inc. (A)	2,721	$128,322
ATN International, Inc.	2,777	136,406
Bandwidth, Inc., Class A (A)	4,451	564,120
Cincinnati Bell, Inc. (A)	11,881	182,373
Cogent Communications Holdings, Inc.	9,810	674,536
Consolidated Communications Holdings, Inc. (A)	17,264	124,301
IDT Corp., Class B (A)	5,032	114,025
Iridium Communications, Inc. (A)	27,786	1,146,173
Liberty Latin America, Ltd., Class A (A)	13,639	174,988
Liberty Latin America, Ltd., Class C (A)	33,460	434,311
Ooma, Inc. (A)	5,766	91,391
ORBCOMM, Inc. (A)	17,933	136,829
Vonage Holdings Corp. (A)	54,702	646,578
		4,554,353
Entertainment – 0.4%
AMC Entertainment Holdings, Inc., Class A (A)(B)	88,209	900,614
Cinemark Holdings, Inc. (A)	24,891	508,025
Eros STX Global Corp. (A)	39,827	72,087
Gaia, Inc. (A)	3,398	40,402
Glu Mobile, Inc. (A)	34,538	431,034
IMAX Corp. (A)	11,581	232,778
Liberty Media Corp.-Liberty Braves, Class A (A)	3,658	104,290
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C (A)	7,382	$205,367
LiveXLive Media, Inc. (A)(B)	12,911	56,034
The Marcus Corp. (A)(B)	5,450	108,946
		2,659,577
Interactive media and services – 0.3%
CarGurus, Inc. (A)	20,524	489,087
Cars.com, Inc. (A)	15,931	206,466
Eventbrite, Inc., Class A (A)	15,105	334,727
EverQuote, Inc., Class A (A)	3,262	118,378
Liberty TripAdvisor Holdings, Inc., Class A (A)	17,951	114,527
MediaAlpha, Inc., Class A (A)	2,542	90,063
QuinStreet, Inc. (A)	11,221	227,786
TrueCar, Inc. (A)	24,404	116,773
Yelp, Inc. (A)	16,787	654,693
		2,352,500
Media – 0.8%
AMC Networks, Inc., Class A (A)	6,600	350,856
Boston Omaha Corp., Class A (A)	3,140	92,818
Cardlytics, Inc. (A)	6,956	763,073
comScore, Inc. (A)	16,442	60,178
Daily Journal Corp. (A)	308	97,467
Entercom Communications Corp., Class A (A)	27,987	146,932
Entravision Communications Corp., Class A	15,089	60,960
Fluent, Inc. (A)	11,089	45,465
Gannett Company, Inc. (A)	31,537	169,669
Gray Television, Inc.	20,201	371,698
Hemisphere Media Group, Inc. (A)	5,020	58,483
iHeartMedia, Inc., Class A (A)	13,986	253,846
Loral Space & Communications, Inc.	3,075	115,835
Meredith Corp. (A)	9,306	277,133
MSG Networks, Inc., Class A (A)	6,871	103,340
National CineMedia, Inc.	16,040	74,105
Scholastic Corp.	7,015	211,222
Sinclair Broadcast Group, Inc., Class A	10,430	305,182
TechTarget, Inc. (A)	5,473	380,100
TEGNA, Inc.	50,610	952,986
The EW Scripps Company, Class A	13,095	252,341
Tribune Publishing Company (A)	3,965	71,330
WideOpenWest, Inc. (A)	12,262	166,641
		5,381,660
Wireless telecommunication services – 0.1%
Boingo Wireless, Inc. (A)	10,950	154,067
Gogo, Inc. (A)(B)	13,117	126,710
Shenandoah Telecommunications Company	11,252	549,210
Spok Holdings, Inc.	6,411	67,251
		897,238
		15,845,328
Consumer discretionary – 13.6%
Auto components – 1.3%
Adient PLC (A)	22,035	973,947
American Axle & Manufacturing Holdings, Inc. (A)	26,469	255,691
Cooper Tire & Rubber Company	11,699	654,910
Cooper-Standard Holdings, Inc. (A)	4,002	145,353
Dana, Inc.	33,597	817,415
Dorman Products, Inc. (A)	6,161	632,365
Fox Factory Holding Corp. (A)	9,597	1,219,395
Gentherm, Inc. (A)	7,565	560,642

193

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
LCI Industries	5,709	$755,187
Modine Manufacturing Company (A)	12,022	177,565
Motorcar Parts of America, Inc. (A)	4,859	109,328
Patrick Industries, Inc.	5,224	444,040
Standard Motor Products, Inc.	4,890	203,326
Stoneridge, Inc. (A)	6,144	195,441
Tenneco, Inc., Class A (A)	12,028	128,940
The Goodyear Tire & Rubber Company (A)	53,854	946,215
Visteon Corp. (A)	6,440	785,358
XPEL, Inc. (A)	3,871	201,021
		9,206,139
Automobiles – 0.1%
Winnebago Industries, Inc.	7,243	555,611
Workhorse Group, Inc. (A)(B)	21,978	302,637
		858,248
Distributors – 0.1%
Core-Mark Holding Company, Inc.	10,510	406,632
Funko, Inc., Class A (A)	6,138	120,796
		527,428
Diversified consumer services – 0.4%
Adtalem Global Education, Inc. (A)	11,720	463,409
American Public Education, Inc. (A)	3,613	128,731
Aspen Group, Inc. (A)	6,962	41,772
Carriage Services, Inc.	3,950	139,001
Houghton Mifflin Harcourt Company (A)	25,243	192,352
Laureate Education, Inc., Class A (A)	25,177	342,155
OneSpaWorld Holdings, Ltd. (A)	11,525	122,741
Perdoceo Education Corp. (A)	16,139	193,022
Regis Corp. (A)	6,592	82,796
Strategic Education, Inc.	5,672	521,314
Stride, Inc. (A)	9,515	286,497
Vivint Smart Home, Inc. (A)	18,831	269,660
WW International, Inc. (A)	11,049	345,613
		3,129,063
Hotels, restaurants and leisure – 3.7%
Accel Entertainment, Inc. (A)	12,300	134,439
Bally's Corp. (A)	4,124	267,978
BJ's Restaurants, Inc. (A)	5,225	303,468
Bloomin' Brands, Inc. (A)	20,462	553,497
Bluegreen Vacations Holding Corp. (A)	3,355	62,202
Boyd Gaming Corp. (A)	18,761	1,106,149
Brinker International, Inc. (A)	10,537	748,759
Caesars Entertainment, Inc. (A)	41,832	3,658,208
Carrols Restaurant Group, Inc. (A)	9,136	54,679
Century Casinos, Inc. (A)	7,251	74,468
Churchill Downs, Inc.	8,758	1,991,744
Chuy's Holdings, Inc. (A)	4,662	206,620
Cracker Barrel Old Country Store, Inc.	5,502	951,186
Dave & Buster's Entertainment, Inc. (A)	10,383	497,346
Del Taco Restaurants, Inc.	7,921	75,883
Denny's Corp. (A)	14,776	267,593
Dine Brands Global, Inc. (A)	3,616	325,548
El Pollo Loco Holdings, Inc. (A)	4,712	75,957
Everi Holdings, Inc. (A)	19,355	273,099
Fiesta Restaurant Group, Inc. (A)	4,692	59,072
GAN, Ltd. (A)	7,577	137,901
Golden Entertainment, Inc. (A)	4,060	102,556
Hilton Grand Vacations, Inc. (A)	19,753	740,540
International Game Technology PLC (A)	22,987	368,941
Jack in the Box, Inc.	5,310	582,932
Lindblad Expeditions Holdings, Inc. (A)	6,269	118,484
Marriott Vacations Worldwide Corp. (A)	9,360	1,630,325
Monarch Casino & Resort, Inc. (A)	2,954	179,071
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Nathan's Famous, Inc.	877	$55,330
NeoGames SA (A)	1,367	48,898
Noodles & Company (A)	7,897	81,734
Papa John's International, Inc.	7,605	674,107
Penn National Gaming, Inc. (A)	36,193	3,794,448
PlayAGS, Inc. (A)	6,912	55,849
RCI Hospitality Holdings, Inc.	1,994	126,798
Red Robin Gourmet Burgers, Inc. (A)	3,762	150,066
Red Rock Resorts, Inc., Class A (A)	15,306	498,823
Ruth's Hospitality Group, Inc. (A)	7,862	195,213
Scientific Games Corp. (A)	13,296	512,162
SeaWorld Entertainment, Inc. (A)	11,794	585,808
Shake Shack, Inc., Class A (A)	8,155	919,639
Texas Roadhouse, Inc. (A)	15,217	1,459,919
The Cheesecake Factory, Inc. (A)	9,901	579,308
Wingstop, Inc.	6,882	875,184
		26,161,931
Household durables – 2.0%
Beazer Homes USA, Inc. (A)	6,650	139,118
Casper Sleep, Inc. (A)	6,964	50,419
Cavco Industries, Inc. (A)	2,159	487,092
Century Communities, Inc. (A)	6,734	406,195
Ethan Allen Interiors, Inc.	5,437	150,116
GoPro, Inc., Class A (A)	28,701	334,080
Green Brick Partners, Inc. (A)	7,061	160,143
Hamilton Beach Brands Holding Company, Class B	1,197	21,702
Helen of Troy, Ltd. (A)	5,669	1,194,232
Hooker Furniture Corp.	2,979	108,614
Installed Building Products, Inc.	5,320	589,882
iRobot Corp. (A)	6,397	781,585
KB Home	20,613	959,123
La-Z-Boy, Inc.	10,325	438,606
LGI Homes, Inc. (A)	5,161	770,589
M/I Homes, Inc. (A)	6,417	379,052
MDC Holdings, Inc.	12,965	770,121
Meritage Homes Corp. (A)	8,598	790,328
Purple Innovation, Inc. (A)	7,567	239,496
Skyline Champion Corp. (A)	12,273	555,476
Sonos, Inc. (A)	27,951	1,047,324
Taylor Morrison Home Corp. (A)	29,037	894,630
The Lovesac Company (A)	2,367	133,972
TopBuild Corp. (A)	7,664	1,605,072
Tri Pointe Homes, Inc. (A)	29,174	593,983
Tupperware Brands Corp. (A)	11,378	300,493
Turtle Beach Corp. (A)	3,261	86,971
Universal Electronics, Inc. (A)	3,134	172,276
VOXX International Corp. (A)	4,759	90,707
		14,251,397
Internet and direct marketing retail – 0.8%
1-800-Flowers.com, Inc., Class A (A)	5,972	164,887
CarParts.com, Inc. (A)	8,080	115,382
Groupon, Inc. (A)	5,471	276,532
Lands' End, Inc. (A)	2,682	66,540
Liquidity Services, Inc. (A)	6,295	116,961
Magnite, Inc. (A)	25,704	1,069,543
Overstock.com, Inc. (A)	9,922	657,432
PetMed Express, Inc. (B)	4,607	162,051
Quotient Technology, Inc. (A)	20,357	332,633
Shutterstock, Inc.	5,082	452,501
Stamps.com, Inc. (A)	3,948	787,665
Stitch Fix, Inc., Class A (A)	13,745	680,927
The RealReal, Inc. (A)	14,855	336,169

194

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Waitr Holdings, Inc. (A)(B)	19,208	$56,279
		5,275,502
Leisure products – 0.6%
Acushnet Holdings Corp.	7,731	319,522
American Outdoor Brands, Inc. (A)	3,450	86,940
Callaway Golf Company	21,736	581,438
Clarus Corp.	6,130	104,517
Escalade, Inc.	2,800	58,548
Johnson Outdoors, Inc., Class A	1,213	173,156
Malibu Boats, Inc., Class A (A)	4,840	385,651
MasterCraft Boat Holdings, Inc. (A)	4,470	118,857
Nautilus, Inc. (A)(B)	6,895	107,838
Smith & Wesson Brands, Inc.	12,728	222,104
Sturm Ruger & Company, Inc.	3,798	250,934
Vista Outdoor, Inc. (A)	13,437	430,925
YETI Holdings, Inc. (A)	18,559	1,340,145
		4,180,575
Multiline retail – 0.3%
Big Lots, Inc.	8,607	587,858
Dillard's, Inc., Class A	1,658	160,113
Franchise Group, Inc.	5,197	187,664
Macy's, Inc. (A)	72,722	1,177,369
		2,113,004
Specialty retail – 3.3%
Abercrombie & Fitch Company, Class A (A)	14,481	496,843
Academy Sports & Outdoors, Inc. (A)	6,937	187,230
American Eagle Outfitters, Inc.	34,846	1,018,897
America's Car-Mart, Inc. (A)	1,439	219,260
Asbury Automotive Group, Inc. (A)	4,470	878,355
At Home Group, Inc. (A)	12,628	362,424
Bed Bath & Beyond, Inc. (A)	28,263	823,866
Boot Barn Holdings, Inc. (A)	6,655	414,673
Caleres, Inc.	8,646	188,483
Camping World Holdings, Inc., Class A	7,660	278,671
Chico's FAS, Inc. (A)	29,486	97,599
Citi Trends, Inc. (A)	2,230	186,829
Conn's, Inc. (A)	4,183	81,359
Designer Brands, Inc., Class A (A)	14,556	253,274
Express, Inc. (A)	15,443	62,081
GameStop Corp., Class A (A)	13,304	2,525,365
Genesco, Inc. (A)	3,442	163,495
Group 1 Automotive, Inc.	4,039	637,314
GrowGeneration Corp. (A)	9,441	469,123
Guess?, Inc.	9,341	219,514
Haverty Furniture Companies, Inc.	3,818	141,991
Hibbett Sports, Inc. (A)	3,836	264,262
Lithia Motors, Inc., Class A	6,031	2,352,633
Lumber Liquidators Holdings, Inc. (A)	6,629	166,520
MarineMax, Inc. (A)	4,946	244,135
Monro, Inc.	7,747	509,753
Murphy USA, Inc.	5,966	862,445
National Vision Holdings, Inc. (A)	18,766	822,514
OneWater Marine, Inc., Class A (A)	2,470	98,701
Rent-A-Center, Inc.	11,281	650,462
RH (A)	3,662	2,184,749
Sally Beauty Holdings, Inc. (A)	26,280	529,016
Shoe Carnival, Inc.	2,235	138,302
Signet Jewelers, Ltd. (A)	12,153	704,631
Sleep Number Corp. (A)	6,289	902,409
Sonic Automotive, Inc., Class A	5,444	269,859
Sportsman's Warehouse Holdings, Inc. (A)	10,073	173,659
The Aaron's Company, Inc.	7,988	205,132
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Buckle, Inc.	6,633	$260,544
The Cato Corp., Class A (A)	5,632	67,584
The Children's Place, Inc. (A)	3,325	231,753
The Container Store Group, Inc. (A)	7,506	124,900
The Michaels Companies, Inc. (A)	17,362	380,922
The ODP Corp. (A)	12,337	534,069
Tilly's, Inc., Class A (A)	5,696	64,479
Urban Outfitters, Inc. (A)	16,013	595,523
Winmark Corp.	751	140,009
Zumiez, Inc. (A)	4,878	209,266
		23,394,877
Textiles, apparel and luxury goods – 1.0%
Crocs, Inc. (A)	15,471	1,244,642
Deckers Outdoor Corp. (A)	6,465	2,136,165
Fossil Group, Inc. (A)	11,100	137,640
G-III Apparel Group, Ltd. (A)	10,294	310,261
Kontoor Brands, Inc.	11,956	580,225
Lakeland Industries, Inc. (A)	2,027	56,472
Movado Group, Inc.	4,011	114,113
Oxford Industries, Inc.	3,865	337,878
Rocky Brands, Inc.	1,736	93,848
Steven Madden, Ltd.	19,139	713,119
Superior Group of Companies, Inc.	2,803	71,252
Unifi, Inc. (A)	3,368	92,822
Vera Bradley, Inc. (A)	5,476	55,308
Wolverine World Wide, Inc.	18,716	717,197
		6,660,942
		95,759,106
Consumer staples – 3.1%
Beverages – 0.3%
Celsius Holdings, Inc. (A)	8,368	402,082
Coca-Cola Consolidated, Inc.	1,104	318,813
MGP Ingredients, Inc.	3,023	178,810
National Beverage Corp.	5,470	267,538
NewAge, Inc. (A)	23,448	67,061
Primo Water Corp.	36,391	591,718
		1,826,022
Food and staples retailing – 0.8%
BJ's Wholesale Club Holdings, Inc. (A)	31,773	1,425,337
HF Foods Group, Inc. (A)	9,316	67,262
Ingles Markets, Inc., Class A	3,437	211,891
Performance Food Group Company (A)	30,508	1,757,566
PriceSmart, Inc.	5,302	512,969
Rite Aid Corp. (A)	12,799	261,868
SpartanNash Company	8,367	164,244
The Andersons, Inc.	7,308	200,093
The Chefs' Warehouse, Inc. (A)	7,231	220,256
United Natural Foods, Inc. (A)	12,881	424,300
Village Super Market, Inc., Class A	2,818	66,420
Weis Markets, Inc.	2,372	134,065
		5,446,271
Food products – 1.3%
B&G Foods, Inc. (B)	14,801	459,719
Calavo Growers, Inc.	3,874	300,777
Cal-Maine Foods, Inc. (A)	8,730	335,407
Darling Ingredients, Inc. (A)	37,351	2,748,287
Farmer Brothers Company (A)	4,742	49,506
Fresh Del Monte Produce, Inc.	7,452	213,351
Freshpet, Inc. (A)	9,470	1,503,931
Hostess Brands, Inc. (A)	29,400	421,596
J&J Snack Foods Corp.	3,519	552,589
John B. Sanfilippo & Son, Inc.	2,083	188,241
Lancaster Colony Corp.	4,389	769,655

195

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Landec Corp. (A)	7,651	$81,101
Limoneira Company	4,380	76,650
Sanderson Farms, Inc.	4,682	729,362
Seneca Foods Corp., Class A (A)	1,626	76,568
The Simply Good Foods Company (A)	19,880	604,750
Tootsie Roll Industries, Inc.	3,928	130,145
Vital Farms, Inc. (A)	5,715	124,816
		9,366,451
Household products – 0.2%
Central Garden & Pet Company (A)	3,600	208,836
Central Garden & Pet Company, Class A (A)	7,792	404,327
Oil-Dri Corp. of America	1,842	63,438
WD-40 Company	3,153	965,386
		1,641,987
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	9,420	222,406
Edgewell Personal Care Company	12,705	503,118
elf Beauty, Inc. (A)	10,797	289,684
Inter Parfums, Inc.	4,190	297,197
Medifast, Inc.	2,624	555,816
Nature's Sunshine Products, Inc.	2,644	52,774
USANA Health Sciences, Inc. (A)	2,789	272,206
Veru, Inc. (A)(B)	12,955	139,590
		2,332,791
Tobacco – 0.2%
Turning Point Brands, Inc.	2,786	145,346
Universal Corp.	5,705	336,538
Vector Group, Ltd.	32,712	456,332
		938,216
		21,551,738
Energy – 2.4%
Energy equipment and services – 0.7%
Archrock, Inc.	30,213	286,721
Aspen Aerogels, Inc. (A)	4,927	100,215
Cactus, Inc., Class A	11,262	344,842
ChampionX Corp. (A)	43,332	941,604
DMC Global, Inc. (A)	3,432	186,220
Dril-Quip, Inc. (A)	8,225	273,317
Frank's International NV (A)	37,288	132,372
Helix Energy Solutions Group, Inc. (A)	33,861	170,998
Liberty Oilfield Services, Inc., Class A (A)	19,497	220,121
Nabors Industries, Ltd. (A)	1,672	156,248
Newpark Resources, Inc. (A)	21,971	68,989
NexTier Oilfield Solutions, Inc. (A)	39,582	147,245
Oceaneering International, Inc. (A)	23,692	270,563
Oil States International, Inc. (A)	16,380	98,771
Patterson-UTI Energy, Inc.	43,639	311,146
ProPetro Holding Corp. (A)	19,021	202,764
RPC, Inc. (A)	14,351	77,495
Select Energy Services, Inc., Class A (A)	15,703	78,201
Solaris Oilfield Infrastructure, Inc., Class A	7,751	95,105
Tidewater, Inc. (A)	10,119	126,791
Transocean, Ltd. (A)(B)	136,241	483,656
U.S. Silica Holdings, Inc. (A)	17,423	214,129
		4,987,513
Oil, gas and consumable fuels – 1.7%
Antero Resources Corp. (A)	56,518	576,484
Arch Resources, Inc. (A)	3,535	147,056
Ardmore Shipping Corp. (A)	9,901	44,951
Berry Corp.	17,606	97,009
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Bonanza Creek Energy, Inc. (A)	4,835	$172,755
Brigham Minerals, Inc., Class A	10,623	155,521
Clean Energy Fuels Corp. (A)	30,278	416,020
CNX Resources Corp. (A)	50,552	743,114
CONSOL Energy, Inc. (A)	7,529	73,182
Contango Oil & Gas Company (A)(B)	27,976	109,106
CVR Energy, Inc.	7,004	134,337
Delek US Holdings, Inc.	14,581	317,574
DHT Holdings, Inc.	24,883	147,556
Diamond S Shipping, Inc. (A)	6,522	65,416
Dorian LPG, Ltd. (A)	8,509	111,723
Earthstone Energy, Inc., Class A (A)	6,736	48,162
Energy Fuels, Inc. (A)	31,156	176,966
Falcon Minerals Corp.	11,289	50,688
Frontline, Ltd. (B)	26,862	192,063
Golar LNG, Ltd. (A)	24,116	246,707
Green Plains, Inc. (A)	8,056	218,076
International Seaways, Inc.	5,688	110,233
Kosmos Energy, Ltd. (A)	95,736	293,910
Magnolia Oil & Gas Corp., Class A (A)	29,613	339,957
Matador Resources Company	25,847	606,112
Nordic American Tankers, Ltd.	36,511	118,661
Ovintiv, Inc.	61,008	1,453,211
Par Pacific Holdings, Inc. (A)	9,519	134,408
PBF Energy, Inc., Class A (A)	22,619	320,059
PDC Energy, Inc. (A)	23,356	803,446
Peabody Energy Corp. (A)	15,961	48,841
Penn Virginia Corp. (A)	4,036	54,082
Range Resources Corp. (A)	50,013	516,634
Renewable Energy Group, Inc. (A)	9,975	658,749
REX American Resources Corp. (A)	1,310	110,263
Scorpio Tankers, Inc.	11,992	221,372
SFL Corp., Ltd.	22,345	179,207
SM Energy Company	26,666	436,522
Southwestern Energy Company (A)	150,800	701,220
Talos Energy, Inc. (A)	3,715	44,729
Tellurian, Inc. (A)	40,186	94,035
Uranium Energy Corp. (A)(B)	47,184	134,946
W&T Offshore, Inc. (A)	23,917	85,862
World Fuel Services Corp.	14,494	510,189
		12,221,114
		17,208,627
Financials – 14.7%
Banks – 8.0%
1st Constitution Bancorp	3,358	59,134
1st Source Corp.	3,408	162,153
ACNB Corp.	2,772	81,220
Allegiance Bancshares, Inc.	4,389	177,930
Altabancorp	3,772	158,575
Amalgamated Financial Corp.	3,578	59,359
Amerant Bancorp, Inc. (A)	5,603	104,048
American National Bankshares, Inc.	3,279	108,437
Ameris Bancorp	15,343	805,661
Ames National Corp.	3,160	80,833
Arrow Financial Corp.	3,408	113,520
Atlantic Capital Bancshares, Inc. (A)	5,198	125,272
Atlantic Union Bankshares Corp.	17,686	678,435
Banc of California, Inc.	10,357	187,255
BancFirst Corp.	4,268	301,705
BancorpSouth Bank	22,586	733,593
Bank First Corp.	1,558	116,834
Bank of Commerce Holdings	5,555	70,826
Bank of Marin Bancorp	3,446	134,945
BankFinancial Corp.	5,671	58,525
BankUnited, Inc.	20,971	921,675

196

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bankwell Financial Group, Inc.	2,473	$66,647
Banner Corp.	7,906	421,627
Bar Harbor Bankshares	3,760	110,619
BayCom Corp. (A)	3,749	67,557
BCB Bancorp, Inc.	4,807	66,337
Berkshire Hills Bancorp, Inc.	11,080	247,306
Boston Private Financial Holdings, Inc.	19,085	254,212
Brookline Bancorp, Inc.	18,060	270,900
Bryn Mawr Bank Corp.	4,567	207,844
Business First Bancshares, Inc.	5,069	121,301
Byline Bancorp, Inc.	5,866	124,066
C&F Financial Corp.	1,364	60,412
Cadence BanCorp	28,618	593,251
California BanCorp (A)	2,856	50,865
Cambridge Bancorp	1,581	133,310
Camden National Corp.	3,446	164,926
Capital Bancorp, Inc. (A)	3,247	62,635
Capital City Bank Group, Inc.	3,853	100,255
Capstar Financial Holdings, Inc.	4,648	80,178
Carter Bankshares, Inc. (A)	6,504	90,796
Cathay General Bancorp	17,211	701,865
CBTX, Inc.	4,238	130,191
Central Pacific Financial Corp.	6,699	178,729
Central Valley Community Bancorp	3,945	72,627
Century Bancorp, Inc., Class A	872	81,366
ChoiceOne Financial Services, Inc.	2,430	58,442
CIT Group, Inc.	22,841	1,176,540
Citizens & Northern Corp.	4,341	103,229
City Holding Company	3,240	264,967
Civista Bancshares, Inc.	4,491	103,024
CNB Financial Corp.	4,018	98,883
Coastal Financial Corp. (A)	2,582	67,700
Colony Bankcorp, Inc.	3,169	49,436
Columbia Banking System, Inc.	16,392	706,331
Community Bank System, Inc.	11,984	919,412
Community Bankers Trust Corp.	7,810	68,884
Community Trust Bancorp, Inc.	3,384	148,998
ConnectOne Bancorp, Inc.	8,451	214,233
CrossFirst Bankshares, Inc. (A)	11,642	160,543
Customers Bancorp, Inc. (A)	6,456	205,430
CVB Financial Corp.	29,032	641,317
Dime Community Bancshares, Inc.	8,064	243,049
Eagle Bancorp Montana, Inc.	2,197	53,431
Eagle Bancorp, Inc.	6,896	366,936
Eastern Bankshares, Inc.	38,347	739,714
Enterprise Financial Services Corp.	5,339	263,960
Equity Bancshares, Inc., Class A (A)	3,926	107,572
Esquire Financial Holdings, Inc. (A)	2,476	56,478
Evans Bancorp, Inc.	1,804	61,138
Farmers & Merchants Bancorp, Inc.	2,419	60,814
Farmers National Banc Corp.	7,359	122,895
FB Financial Corp.	7,128	316,911
Fidelity D&D Bancorp, Inc. (B)	1,192	73,308
Financial Institutions, Inc.	4,129	125,067
First Bancorp (North Carolina)	6,439	280,097
First Bancorp (Puerto Rico)	49,549	557,922
First Bank	5,307	64,586
First Busey Corp.	11,098	284,664
First Business Financial Services, Inc.	2,705	66,895
First Choice Bancorp	3,149	76,552
First Commonwealth Financial Corp.	21,156	304,012
First Community Bankshares, Inc.	4,426	132,736
First Community Corp.	2,570	51,272
First Financial Bancorp	22,115	530,760
First Financial Bankshares, Inc.	29,416	1,374,610
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Corp.	3,125	$140,656
First Foundation, Inc.	9,076	212,923
First Internet Bancorp	2,432	85,679
First Interstate BancSystem, Inc., Class A	9,033	415,879
First Merchants Corp.	12,331	573,392
First Mid Bancshares, Inc.	3,393	149,054
First Midwest Bancorp, Inc.	26,140	572,727
First Northwest Bancorp	3,095	51,439
First United Corp.	2,547	44,878
First Western Financial, Inc. (A)	2,031	50,795
Flushing Financial Corp.	6,813	144,640
Franklin Financial Services Corp.	1,580	49,264
Fulton Financial Corp.	35,893	611,258
FVCBankcorp, Inc. (A)	4,226	73,194
German American Bancorp, Inc.	5,463	252,500
Glacier Bancorp, Inc.	21,743	1,241,090
Great Southern Bancorp, Inc.	2,409	136,518
Great Western Bancorp, Inc.	13,072	395,951
Guaranty Bancshares, Inc.	2,271	83,459
Hancock Whitney Corp.	19,791	831,420
Hanmi Financial Corp.	7,483	147,640
HarborOne Bancorp, Inc.	12,380	166,759
Heartland Financial USA, Inc.	7,872	395,647
Heritage Commerce Corp.	14,497	177,153
Heritage Financial Corp.	8,037	226,965
Hilltop Holdings, Inc.	14,842	506,557
Home BancShares, Inc.	34,940	945,127
HomeTrust Bancshares, Inc.	4,227	102,927
Hope Bancorp, Inc.	26,942	405,747
Horizon Bancorp, Inc.	9,904	184,016
Howard Bancorp, Inc. (A)	4,316	70,955
Independent Bank Corp. (Massachusetts)	7,429	625,448
Independent Bank Corp. (Michigan)	5,374	127,041
Independent Bank Group, Inc.	8,510	614,762
International Bancshares Corp.	12,017	557,829
Investar Holding Corp.	3,405	69,973
Investors Bancorp, Inc.	51,558	757,387
Lakeland Bancorp, Inc.	11,072	192,985
Lakeland Financial Corp.	5,215	360,826
LCNB Corp.	4,483	78,453
Live Oak Bancshares, Inc.	6,532	447,377
Macatawa Bank Corp.	8,551	85,082
Mackinac Financial Corp.	3,515	49,280
MainStreet Bancshares, Inc. (A)	2,430	50,447
Mercantile Bank Corp.	3,969	128,873
Metrocity Bankshares, Inc.	4,451	68,456
Metropolitan Bank Holding Corp. (A)	1,859	93,619
Mid Penn Bancorp, Inc.	2,418	64,827
Midland States Bancorp, Inc.	5,096	141,363
MidWestOne Financial Group, Inc.	3,882	120,226
MVB Financial Corp.	2,504	84,635
National Bank Holdings Corp., Class A	6,457	256,214
National Bankshares, Inc.	2,342	83,164
NBT Bancorp, Inc.	9,633	384,357
Nicolet Bankshares, Inc. (A)	2,067	172,512
Northeast Bank	2,334	61,594
Northrim BanCorp, Inc.	1,931	82,087
OceanFirst Financial Corp.	13,856	331,713
OFG Bancorp	11,669	263,953
Old National Bancorp	36,211	700,321
Old Second Bancorp, Inc.	8,304	109,696
Origin Bancorp, Inc.	5,118	217,054
Orrstown Financial Services, Inc.	3,884	86,613
Pacific Premier Bancorp, Inc.	18,542	805,464

197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp.	3,165	$409,235
Parke Bancorp, Inc.	3,621	72,384
PCB Bancorp	4,379	65,685
Peapack-Gladstone Financial Corp.	4,707	145,352
Peoples Bancorp, Inc.	4,208	139,579
Peoples Financial Services Corp.	2,158	91,154
Plumas Bancorp	1,686	49,316
Preferred Bank	3,167	201,675
Premier Financial Bancorp, Inc.	4,324	80,383
Primis Financial Corp.	5,968	86,775
Professional Holding Corp., Class A (A)	3,624	66,573
QCR Holdings, Inc.	3,522	166,309
RBB Bancorp	4,762	96,526
Red River Bancshares, Inc.	1,384	77,518
Reliant Bancorp, Inc.	4,158	119,418
Renasant Corp.	12,359	511,415
Republic Bancorp, Inc., Class A	2,228	98,678
Republic First Bancorp, Inc. (A)	14,381	54,216
Richmond Mutual Bancorporation, Inc.	4,349	58,972
S&T Bancorp, Inc.	8,646	289,641
Sandy Spring Bancorp, Inc.	10,032	435,690
SB Financial Group, Inc.	2,575	47,020
Seacoast Banking Corp. of Florida (A)	11,646	422,051
Select Bancorp, Inc. (A)	5,537	61,295
ServisFirst Bancshares, Inc.	11,096	680,518
Shore Bancshares, Inc.	3,698	62,940
Sierra Bancorp	3,892	104,306
Silvergate Capital Corp., Class A (A)	4,520	642,608
Simmons First National Corp., Class A	24,579	729,259
SmartFinancial, Inc.	4,161	90,086
South Plains Financial, Inc.	2,863	65,047
South State Corp.	16,094	1,263,540
Southern First Bancshares, Inc. (A)	2,176	102,011
Southside Bancshares, Inc.	6,577	253,280
Spirit of Texas Bancshares, Inc.	3,990	89,017
Stock Yards Bancorp, Inc.	4,564	233,038
Summit Financial Group, Inc.	3,058	81,190
Texas Capital Bancshares, Inc. (A)	11,711	830,544
The Bancorp, Inc. (A)	12,106	250,836
The Bank of NT Butterfield & Son, Ltd.	11,293	431,618
The Bank of Princeton	2,218	63,479
The Community Financial Corp.	1,681	57,574
The First Bancorp, Inc.	3,046	88,913
The First Bancshares, Inc.	4,874	178,437
The First of Long Island Corp.	5,858	124,483
Tompkins Financial Corp.	3,229	267,038
Towne Bank	14,881	452,382
TriCo Bancshares	5,699	269,962
TriState Capital Holdings, Inc. (A)	6,740	155,424
Triumph Bancorp, Inc. (A)	5,220	403,976
Trustmark Corp.	14,231	479,015
UMB Financial Corp.	9,874	911,666
United Bankshares, Inc.	28,319	1,092,547
United Community Banks, Inc.	17,834	608,496
United Security Bancshares	5,876	48,124
Unity Bancorp, Inc.	2,712	59,664
Univest Financial Corp.	6,733	192,496
Valley National Bancorp	91,733	1,260,411
Veritex Holdings, Inc.	10,906	356,844
Washington Trust Bancorp, Inc.	3,907	201,718
WesBanco, Inc.	14,745	531,705
West Bancorporation, Inc.	4,476	107,827
Westamerica Bancorporation	5,998	376,554
		56,767,778
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 1.4%
Artisan Partners Asset Management, Inc., Class A	13,220	$689,687
AssetMark Financial Holdings, Inc. (A)	4,263	99,498
B Riley Financial, Inc.	4,648	262,054
BGC Partners, Inc., Class A	72,880	352,010
Blucora, Inc. (A)	11,637	193,640
Brightsphere Investment Group, Inc.	14,250	290,415
Cohen & Steers, Inc.	5,764	376,562
Cowen, Inc., Class A	5,939	208,756
Diamond Hill Investment Group, Inc.	821	128,084
Donnelley Financial Solutions, Inc. (A)	6,945	193,279
Ellington Financial, Inc.	9,611	153,872
Federated Hermes, Inc.	22,174	694,046
Focus Financial Partners, Inc., Class A (A)	9,035	376,037
Greenhill & Company, Inc.	3,582	59,031
Hamilton Lane, Inc., Class A	7,515	665,528
Houlihan Lokey, Inc.	12,022	799,583
Moelis & Company, Class A	12,296	674,804
Oppenheimer Holdings, Inc., Class A	2,252	90,193
Piper Sandler Companies	4,031	441,999
PJT Partners, Inc., Class A	5,393	364,836
Pzena Investment Management, Inc., Class A	5,622	59,200
Sculptor Capital Management, Inc.	4,629	101,283
StepStone Group, Inc., Class A	4,661	164,393
Stifel Financial Corp.	23,168	1,484,142
StoneX Group, Inc. (A)	3,878	253,544
Virtus Investment Partners, Inc.	1,683	396,347
Waddell & Reed Financial, Inc., Class A	14,255	357,088
WisdomTree Investments, Inc.	33,631	210,194
		10,140,105
Consumer finance – 0.6%
Curo Group Holdings Corp.	4,502	65,684
Encore Capital Group, Inc. (A)	7,210	290,058
Enova International, Inc. (A)	7,999	283,805
EZCORP, Inc., Class A (A)	12,819	63,710
FirstCash, Inc.	9,540	626,492
Green Dot Corp., Class A (A)	12,038	551,220
LendingClub Corp. (A)	16,616	274,496
Navient Corp.	42,119	602,723
Nelnet, Inc., Class A	3,907	284,195
Oportun Financial Corp. (A)	4,727	97,896
PRA Group, Inc. (A)	10,576	392,052
PROG Holdings, Inc. (A)	15,691	679,263
Regional Management Corp.	2,121	73,514
World Acceptance Corp. (A)	1,027	133,264
		4,418,372
Diversified financial services – 0.2%
Alerus Financial Corp.	3,801	113,194
A-Mark Precious Metals, Inc.	1,221	43,956
Banco Latinoamericano de Comercio Exterior SA, Class E	6,911	104,563
Cannae Holdings, Inc. (A)	19,910	788,834
NewStar Financial, Inc. (A)(C)	8,978	912
		1,051,459
Insurance – 1.8%
Ambac Financial Group, Inc. (A)	11,017	184,425
American Equity Investment Life Holding Company	20,885	658,504
AMERISAFE, Inc.	4,588	293,632
Argo Group International Holdings, Ltd.	7,677	386,307
BRP Group, Inc., Class A (A)	10,035	273,454
Citizens, Inc. (A)(B)	14,972	86,688

198

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
CNO Financial Group, Inc.	31,308	$760,471
Crawford & Company, Class A	5,214	55,529
eHealth, Inc. (A)	6,054	440,307
Employers Holdings, Inc.	6,760	291,086
Enstar Group, Ltd. (A)	2,722	671,599
FBL Financial Group, Inc., Class A	2,271	126,994
Genworth Financial, Inc., Class A (A)	116,452	386,621
Goosehead Insurance, Inc., Class A	3,051	327,006
Greenlight Capital Re, Ltd., Class A (A)	8,540	74,298
HCI Group, Inc.	1,533	117,765
Heritage Insurance Holdings, Inc.	6,725	74,513
Horace Mann Educators Corp.	9,640	416,544
Investors Title Company	374	62,084
James River Group Holdings, Ltd.	6,917	315,554
Kinsale Capital Group, Inc.	4,912	809,498
MBIA, Inc. (A)	12,770	122,847
National Western Life Group, Inc., Class A	619	154,131
Palomar Holdings, Inc. (A)	4,708	315,624
ProAssurance Corp.	12,641	338,273
Protective Insurance Corp., Class B	2,640	60,377
RLI Corp.	9,120	1,017,518
Safety Insurance Group, Inc.	3,373	284,175
Selective Insurance Group, Inc.	13,616	987,705
Selectquote, Inc. (A)	30,473	899,258
SiriusPoint, Ltd. (A)	19,210	195,366
State Auto Financial Corp.	4,775	94,115
Stewart Information Services Corp.	6,020	313,221
Tiptree, Inc.	8,670	77,597
Trean Insurance Group, Inc. (A)	2,990	48,289
Trupanion, Inc. (A)	7,027	535,528
United Fire Group, Inc.	5,050	175,740
United Insurance Holdings Corp.	5,997	43,238
Universal Insurance Holdings, Inc.	6,895	98,874
Watford Holdings, Ltd. (A)	3,908	135,256
		12,710,011
Mortgage real estate investment trusts – 1.1%
Apollo Commercial Real Estate Finance, Inc.	32,489	453,871
Arbor Realty Trust, Inc.	26,692	424,403
Ares Commercial Real Estate Corp.	7,369	101,103
ARMOUR Residential REIT, Inc.	15,408	187,978
Blackstone Mortgage Trust, Inc., Class A	31,889	988,559
Broadmark Realty Capital, Inc.	28,943	302,744
Capstead Mortgage Corp.	22,815	142,137
Cherry Hill Mortgage Investment Corp.	4,769	44,542
Chimera Investment Corp.	43,940	558,038
Colony Credit Real Estate, Inc.	20,353	173,408
Dynex Capital, Inc.	5,908	111,838
Granite Point Mortgage Trust, Inc.	12,843	153,731
Great Ajax Corp.	5,627	61,334
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,012	954,373
Invesco Mortgage Capital, Inc.	55,180	221,272
KKR Real Estate Finance Trust, Inc.	5,386	99,049
Ladder Capital Corp.	24,788	292,498
MFA Financial, Inc.	106,050	431,624
New York Mortgage Trust, Inc.	87,562	391,402
Orchid Island Capital, Inc.	21,194	127,376
PennyMac Mortgage Investment Trust	22,420	439,432
Ready Capital Corp.	13,781	184,941
Redwood Trust, Inc.	26,443	275,272
TPG RE Finance Trust, Inc.	14,110	158,032
Two Harbors Investment Corp.	64,182	470,454
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Western Asset Mortgage Capital Corp.	16,631	$53,053
		7,802,464
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (A)	13,075	614,656
Bridgewater Bancshares, Inc. (A)	6,071	98,047
Capitol Federal Financial, Inc.	29,333	388,516
Columbia Financial, Inc. (A)	10,917	190,829
Essent Group, Ltd.	25,532	1,212,515
Federal Agricultural Mortgage Corp., Class C	2,100	211,512
Flagstar Bancorp, Inc.	10,680	481,668
FS Bancorp, Inc.	1,165	78,288
Home Bancorp, Inc.	2,233	80,500
HomeStreet, Inc.	4,948	218,058
Kearny Financial Corp.	18,117	218,853
Luther Burbank Corp.	4,347	51,425
Merchants Bancorp	1,915	80,315
Meridian Bancorp, Inc.	11,290	207,962
Meta Financial Group, Inc.	7,303	330,899
Mr. Cooper Group, Inc. (A)	17,483	607,709
NMI Holdings, Inc., Class A (A)	19,191	453,675
Northfield Bancorp, Inc.	11,938	190,053
Northwest Bancshares, Inc.	26,056	376,509
OP Bancorp	4,426	46,562
PCSB Financial Corp.	5,070	84,213
PennyMac Financial Services, Inc.	9,539	637,873
Premier Financial Corp.	8,722	290,094
Provident Bancorp, Inc.	5,419	78,034
Provident Financial Services, Inc.	16,116	359,064
Radian Group, Inc.	44,255	1,028,929
Southern Missouri Bancorp, Inc.	2,166	85,384
Territorial Bancorp, Inc.	3,261	86,286
The Hingham Institution for Savings	400	113,504
Timberland Bancorp, Inc.	2,515	69,942
TrustCo Bank Corp.	23,837	175,679
Walker & Dunlop, Inc.	6,572	675,207
Washington Federal, Inc.	17,002	523,662
Waterstone Financial, Inc.	5,599	114,332
Western New England Bancorp, Inc.	7,590	63,984
WSFS Financial Corp.	10,812	538,329
		11,063,067
		103,953,256
Health care – 18.2%
Biotechnology – 9.3%
4D Molecular Therapeutics, Inc. (A)	1,970	85,459
89bio, Inc. (A)	2,304	54,559
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Aduro Biotech, Inc. (A)(C)	4,010	12,030
Adverum Biotechnologies, Inc. (A)	21,436	211,359
Aeglea BioTherapeutics, Inc. (A)	12,181	96,474
Affimed NV (A)	26,937	213,072
Agenus, Inc. (A)	39,081	106,300
Akebia Therapeutics, Inc. (A)	35,929	121,620
Akero Therapeutics, Inc. (A)	3,351	97,213
Akouos, Inc. (A)	6,023	83,539
Albireo Pharma, Inc. (A)	4,331	152,668
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	29,478
Alector, Inc. (A)	11,250	226,575
Aligos Therapeutics, Inc. (A)(B)	2,777	63,149
Allakos, Inc. (A)	6,120	702,454
Allogene Therapeutics, Inc. (A)	12,589	444,392
Allovir, Inc. (A)	7,040	164,736
ALX Oncology Holdings, Inc. (A)	4,116	303,514
Amicus Therapeutics, Inc. (A)	60,281	595,576

199

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AnaptysBio, Inc. (A)	5,052	$108,871
Anavex Life Sciences Corp. (A)	13,893	207,700
Anika Therapeutics, Inc. (A)	3,492	142,439
Annexon, Inc. (A)	6,367	177,257
Apellis Pharmaceuticals, Inc. (A)	14,108	605,374
Applied Genetic Technologies Corp. (A)	11,624	58,934
Applied Molecular Transport, Inc. (A)	5,260	231,493
Applied Therapeutics, Inc. (A)	3,983	74,701
Arcturus Therapeutics Holdings, Inc. (A)(B)	4,743	195,886
Arcus Biosciences, Inc. (A)	9,876	277,318
Arcutis Biotherapeutics, Inc. (A)	5,539	160,243
Ardelyx, Inc. (A)	19,128	126,627
Arena Pharmaceuticals, Inc. (A)	13,581	942,386
Arrowhead Pharmaceuticals, Inc. (A)	23,817	1,579,305
Atara Biotherapeutics, Inc. (A)	19,027	273,228
Athenex, Inc. (A)	18,255	78,497
Athersys, Inc. (A)	45,944	82,699
Atreca, Inc., Class A (A)	7,265	111,372
AVEO Pharmaceuticals, Inc. (A)	5,740	42,017
Avid Bioservices, Inc. (A)	14,281	260,343
Avidity Biosciences, Inc. (A)	7,339	160,064
Avrobio, Inc. (A)	8,946	113,525
Beam Therapeutics, Inc. (A)(B)	9,288	743,412
Beyondspring, Inc. (A)	5,308	58,760
BioAtla, Inc. (A)	2,744	139,505
BioCryst Pharmaceuticals, Inc. (A)	41,426	421,302
Biohaven Pharmaceutical Holding Company, Ltd. (A)	11,272	770,441
Bioxcel Therapeutics, Inc. (A)	3,068	132,415
Black Diamond Therapeutics, Inc. (A)	4,573	110,941
Blueprint Medicines Corp. (A)	12,893	1,253,586
Bolt Biotherapeutics, Inc. (A)	3,149	103,634
Bridgebio Pharma, Inc. (A)	21,894	1,348,670
C4 Therapeutics, Inc. (A)	2,667	98,652
Calithera Biosciences, Inc. (A)	19,916	48,197
CareDx, Inc. (A)	11,691	796,040
Catalyst Biosciences, Inc. (A)	8,836	44,533
Catalyst Pharmaceuticals, Inc. (A)	25,425	117,209
CEL-SCI Corp. (A)(B)	8,433	128,266
Checkpoint Therapeutics, Inc. (A)(B)	14,768	46,372
ChemoCentryx, Inc. (A)	11,572	592,949
Chimerix, Inc. (A)	14,325	138,093
Chinook Therapeutics, Inc. (A)	3,492	54,266
Clovis Oncology, Inc. (A)(B)	19,792	138,940
Coherus Biosciences, Inc. (A)	14,144	206,644
Concert Pharmaceuticals, Inc. (A)	8,870	44,261
Constellation Pharmaceuticals, Inc. (A)	7,341	171,706
Corbus Pharmaceuticals Holdings, Inc. (A)	21,338	42,036
Cortexyme, Inc. (A)(B)	3,805	137,094
Crinetics Pharmaceuticals, Inc. (A)	7,168	109,527
Cue Biopharma, Inc. (A)	7,932	96,770
Cullinan Oncology, Inc. (A)	3,180	132,511
Cytokinetics, Inc. (A)	15,635	363,670
CytomX Therapeutics, Inc. (A)	15,694	121,315
Deciphera Pharmaceuticals, Inc. (A)	9,197	412,393
Denali Therapeutics, Inc. (A)	14,648	836,401
DermTech, Inc. (A)(B)	2,368	120,271
Dicerna Pharmaceuticals, Inc. (A)	15,499	396,309
Dynavax Technologies Corp. (A)	25,045	246,192
Dyne Therapeutics, Inc. (A)	4,147	64,403
Eagle Pharmaceuticals, Inc. (A)	2,629	109,734
Editas Medicine, Inc. (A)	15,591	654,822
Eiger BioPharmaceuticals, Inc. (A)	8,153	72,154
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Emergent BioSolutions, Inc. (A)	10,504	$975,927
Enanta Pharmaceuticals, Inc. (A)	4,678	230,719
Epizyme, Inc. (A)	22,081	192,326
Esperion Therapeutics, Inc. (A)(B)	6,142	172,283
Evelo Biosciences, Inc. (A)	5,676	60,733
Fate Therapeutics, Inc. (A)	17,725	1,461,426
FibroGen, Inc. (A)	19,721	684,516
Five Prime Therapeutics, Inc. (A)	7,546	284,258
Flexion Therapeutics, Inc. (A)	11,192	100,168
Forma Therapeutics Holdings, Inc. (A)	7,196	201,632
Fortress Biotech, Inc. (A)	17,961	63,402
Frequency Therapeutics, Inc. (A)(B)	5,877	55,832
G1 Therapeutics, Inc. (A)	8,185	196,931
Generation Bio Company (A)	9,493	270,171
Geron Corp. (A)	72,112	113,937
Gossamer Bio, Inc. (A)	14,525	134,356
Gritstone Oncology, Inc. (A)	7,247	68,339
Halozyme Therapeutics, Inc. (A)	30,976	1,291,389
Harpoon Therapeutics, Inc. (A)	3,561	74,496
Heron Therapeutics, Inc. (A)	21,065	341,464
Homology Medicines, Inc. (A)	9,134	85,951
Hookipa Pharma, Inc. (A)(B)	4,466	60,068
iBio, Inc. (A)	54,205	83,476
Ideaya Biosciences, Inc. (A)	4,476	105,186
IGM Biosciences, Inc. (A)	1,764	135,281
ImmunityBio, Inc. (A)(B)	7,391	175,462
ImmunoGen, Inc. (A)	45,092	365,245
Immunovant, Inc. (A)	9,201	147,584
Inhibrx, Inc. (A)	2,249	45,137
Inovio Pharmaceuticals, Inc. (A)(B)	43,360	402,381
Inozyme Pharma, Inc. (A)	3,185	63,063
Insmed, Inc. (A)	23,685	806,711
Intellia Therapeutics, Inc. (A)	12,801	1,027,344
Intercept Pharmaceuticals, Inc. (A)	6,458	149,051
Invitae Corp. (A)(B)	28,260	1,079,815
Ironwood Pharmaceuticals, Inc. (A)	37,715	421,654
iTeos Therapeutics, Inc. (A)	4,703	160,749
IVERIC bio, Inc. (A)	19,713	121,826
Jounce Therapeutics, Inc. (A)	4,401	45,198
Kadmon Holdings, Inc. (A)	41,733	162,341
KalVista Pharmaceuticals, Inc. (A)	4,584	117,763
Karuna Therapeutics, Inc. (A)	3,723	447,616
Karyopharm Therapeutics, Inc. (A)	17,341	182,427
Keros Therapeutics, Inc. (A)	3,188	196,221
Kezar Life Sciences, Inc. (A)	9,182	54,725
Kindred Biosciences, Inc. (A)	11,031	54,824
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,827	126,368
Kinnate Biopharma, Inc. (A)	3,254	101,395
Kodiak Sciences, Inc. (A)	7,667	869,361
Kronos Bio, Inc. (A)	3,637	106,455
Krystal Biotech, Inc. (A)	3,576	275,495
Kura Oncology, Inc. (A)	14,812	418,735
Kymera Therapeutics, Inc. (A)	2,506	97,383
Lexicon Pharmaceuticals, Inc. (A)	11,996	70,417
Ligand Pharmaceuticals, Inc. (A)	3,363	512,689
MacroGenics, Inc. (A)	12,795	407,521
Madrigal Pharmaceuticals, Inc. (A)	2,077	242,947
Magenta Therapeutics, Inc. (A)	5,705	67,547
MannKind Corp. (A)(B)	53,825	210,994
MediciNova, Inc. (A)(B)	12,656	63,913
MEI Pharma, Inc. (A)	28,016	96,095
MeiraGTx Holdings PLC (A)	6,349	91,616
Mersana Therapeutics, Inc. (A)	12,724	205,874
Mirati Therapeutics, Inc. (A)	9,955	1,705,292

200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Molecular Templates, Inc. (A)	6,750	$85,185
Morphic Holding, Inc. (A)	3,362	212,747
Mustang Bio, Inc. (A)	15,526	51,546
Myriad Genetics, Inc. (A)	16,671	507,632
Natera, Inc. (A)	17,603	1,787,409
Neoleukin Therapeutics, Inc. (A)	8,199	100,930
NextCure, Inc. (A)	4,935	49,399
Nkarta, Inc. (A)(B)	4,825	158,743
Novavax, Inc. (A)	14,325	2,597,266
Nurix Therapeutics, Inc. (A)	5,671	176,311
Olema Pharmaceuticals, Inc. (A)	2,957	98,113
Oncocyte Corp. (A)	17,576	91,219
OPKO Health, Inc. (A)(B)	92,952	398,764
Organogenesis Holdings, Inc. (A)	5,827	106,168
ORIC Pharmaceuticals, Inc. (A)	5,510	134,995
Ovid therapeutics, Inc. (A)(B)	13,275	53,366
Pandion Therapeutics, Inc. (A)	2,978	178,829
Passage Bio, Inc. (A)	7,002	122,395
PDL BioPharma, Inc. (A)(C)	28,581	48,874
Pfenex, Inc. (A)(C)	9,241	10,131
PMV Pharmaceuticals, Inc. (A)	3,347	110,083
Poseida Therapeutics, Inc. (A)(B)	8,326	79,513
Praxis Precision Medicines, Inc. (A)	2,748	90,024
Precigen, Inc. (A)	16,745	115,373
Precision BioSciences, Inc. (A)	11,184	115,754
Prelude Therapeutics, Inc. (A)	2,373	102,822
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	1,043
Protagonist Therapeutics, Inc. (A)	8,377	216,964
Prothena Corp. PLC (A)	7,423	186,466
PTC Therapeutics, Inc. (A)	14,465	684,918
Puma Biotechnology, Inc. (A)	8,200	79,704
Radius Health, Inc. (A)	10,811	225,517
RAPT Therapeutics, Inc. (A)	2,817	62,537
REGENXBIO, Inc. (A)	9,201	313,846
Relay Therapeutics, Inc. (A)	10,745	371,455
Replimune Group, Inc. (A)	5,832	177,934
REVOLUTION Medicines, Inc. (A)	10,034	460,360
Rhythm Pharmaceuticals, Inc. (A)	9,137	194,344
Rigel Pharmaceuticals, Inc. (A)	41,811	142,994
Rocket Pharmaceuticals, Inc. (A)	8,755	388,459
Rubius Therapeutics, Inc. (A)(B)	8,599	227,874
Sangamo Therapeutics, Inc. (A)	27,091	339,450
Scholar Rock Holding Corp. (A)	5,936	300,718
Selecta Biosciences, Inc. (A)	17,609	79,681
Seres Therapeutics, Inc. (A)	12,955	266,743
Shattuck Labs, Inc. (A)	3,176	92,866
Sigilon Therapeutics, Inc. (A)	2,014	45,013
Silverback Therapeutics, Inc. (A)	3,026	132,024
Solid Biosciences, Inc. (A)	7,307	40,408
Sorrento Therapeutics, Inc. (A)(B)	58,394	482,918
Spectrum Pharmaceuticals, Inc. (A)	36,473	118,902
Spero Therapeutics, Inc. (A)	5,634	82,932
SpringWorks Therapeutics, Inc. (A)	5,616	413,169
Stemline Therapeutics, Inc. (A)(C)	12,819	4,230
Stoke Therapeutics, Inc. (A)	3,234	125,609
Sutro Biopharma, Inc. (A)	7,859	178,871
Syndax Pharmaceuticals, Inc. (A)	7,482	167,298
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	11,735	87,778
Taysha Gene Therapies, Inc. (A)	2,364	47,989
TCR2 Therapeutics, Inc. (A)	7,111	157,011
TG Therapeutics, Inc. (A)	28,334	1,365,699
Translate Bio, Inc. (A)	16,055	264,747
Travere Therapeutics, Inc. (A)	13,049	325,834
Turning Point Therapeutics, Inc. (A)	8,709	823,784
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Twist Bioscience Corp. (A)	10,927	$1,353,418
Ultragenyx Pharmaceutical, Inc. (A)	14,809	1,686,153
UNITY Biotechnology, Inc. (A)(B)	9,642	57,852
UroGen Pharma, Ltd. (A)(B)	4,972	96,855
Vanda Pharmaceuticals, Inc. (A)	12,814	192,466
Vaxart, Inc. (A)	12,528	75,794
Vaxcyte, Inc. (A)(B)	6,950	137,263
VBI Vaccines, Inc. (A)(B)	43,449	135,126
Veracyte, Inc. (A)	15,473	831,674
Verastem, Inc. (A)	43,185	106,667
Vericel Corp. (A)	10,600	588,830
Viking Therapeutics, Inc. (A)(B)	16,442	103,996
Vir Biotechnology, Inc. (A)	12,480	639,850
Vor BioPharma, Inc. (A)	2,769	119,344
X4 Pharmaceuticals, Inc. (A)	4,457	38,375
XBiotech, Inc. (A)	3,556	61,057
Xencor, Inc. (A)	13,058	562,277
XOMA Corp. (A)(B)	1,628	66,439
Y-mAbs Therapeutics, Inc. (A)	7,328	221,599
Zentalis Pharmaceuticals, Inc. (A)	6,772	293,837
ZIOPHARM Oncology, Inc. (A)	51,030	183,708
		65,612,217
Health care equipment and supplies – 3.1%
Accelerate Diagnostics, Inc. (A)	8,342	69,405
Accuray, Inc. (A)	22,680	112,266
Acutus Medical, Inc. (A)	3,799	50,793
Alphatec Holdings, Inc. (A)	12,825	202,507
AngioDynamics, Inc. (A)	8,767	205,148
Antares Pharma, Inc. (A)	39,761	163,418
Apyx Medical Corp. (A)	8,379	80,941
Aspira Women's Health, Inc. (A)	20,531	138,584
AtriCure, Inc. (A)	10,222	669,745
Atrion Corp.	348	223,176
Avanos Medical, Inc. (A)	11,182	489,101
Axogen, Inc. (A)	8,787	178,025
Axonics Modulation Technologies, Inc. (A)	7,099	425,159
BioLife Solutions, Inc. (A)	3,287	118,332
Cantel Medical Corp. (A)	8,853	706,824
Cardiovascular Systems, Inc. (A)	9,248	354,568
Cerus Corp. (A)	39,309	236,247
Co-Diagnostics, Inc. (A)(B)	6,379	60,856
CONMED Corp.	6,335	827,288
CryoLife, Inc. (A)	9,177	207,217
CryoPort, Inc. (A)(B)	9,296	483,485
Cutera, Inc. (A)	4,234	127,232
CytoSorbents Corp. (A)	10,527	91,374
Eargo, Inc. (A)	1,944	97,103
GenMark Diagnostics, Inc. (A)	16,282	389,140
Glaukos Corp. (A)	9,953	835,355
Heska Corp. (A)	1,634	275,264
Inari Medical, Inc. (A)	3,864	413,448
Inogen, Inc. (A)	4,400	231,088
Integer Holdings Corp. (A)	7,633	702,999
Intersect ENT, Inc. (A)	8,086	168,836
IntriCon Corp. (A)	2,433	62,382
Invacare Corp.	8,921	71,546
iRhythm Technologies, Inc. (A)	6,734	935,083
Lantheus Holdings, Inc. (A)	15,560	332,517
LeMaitre Vascular, Inc.	3,961	193,218
LivaNova PLC (A)	11,398	840,375
Meridian Bioscience, Inc. (A)	10,029	263,261
Merit Medical Systems, Inc. (A)	12,646	757,242
Mesa Laboratories, Inc.	1,107	269,555
Milestone Scientific, Inc. (A)	12,770	45,589

201

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Misonix, Inc. (A)	3,501	$68,585
Natus Medical, Inc. (A)	8,077	206,852
Neogen Corp. (A)	12,302	1,093,525
Nevro Corp. (A)	7,914	1,104,003
NuVasive, Inc. (A)	11,994	786,327
OraSure Technologies, Inc. (A)	16,707	194,971
Ortho Clinical Diagnostics Holdings PLC (A)	20,609	397,651
Orthofix Medical, Inc. (A)	4,503	195,205
OrthoPediatrics Corp. (A)	3,181	155,074
Outset Medical, Inc. (A)	2,363	128,524
PAVmed, Inc. (A)	16,314	72,434
Pulmonx Corp. (A)	2,771	126,746
Pulse Biosciences, Inc. (A)	3,404	80,607
Quotient, Ltd. (A)	19,222	70,737
SeaSpine Holdings Corp. (A)	6,669	116,041
Shockwave Medical, Inc. (A)	6,615	861,670
SI-BONE, Inc. (A)	6,880	218,853
Sientra, Inc. (A)	12,972	94,566
Silk Road Medical, Inc. (A)	6,449	326,642
STAAR Surgical Company (A)	10,652	1,122,827
Stereotaxis, Inc. (A)	11,215	75,365
Surgalign Holdings, Inc. (A)	27,541	60,039
Surmodics, Inc. (A)	3,258	182,676
Tactile Systems Technology, Inc. (A)	4,372	238,230
Talis Biomedical Corp. (A)	3,641	46,787
TransMedics Group, Inc. (A)	5,935	246,243
Utah Medical Products, Inc.	1,027	88,938
Vapotherm, Inc. (A)(B)	4,707	113,062
Varex Imaging Corp. (A)	9,117	186,807
ViewRay, Inc. (A)	29,817	129,704
Zynex, Inc. (A)(B)	4,627	70,654
		21,966,037
Health care providers and services – 2.5%
1Life Healthcare, Inc. (A)	18,303	715,281
Accolade, Inc. (A)	7,518	341,092
AdaptHealth Corp. (A)	17,425	640,543
Addus HomeCare Corp. (A)	3,485	364,496
AMN Healthcare Services, Inc. (A)	10,842	799,055
Apollo Medical Holdings, Inc. (A)	4,742	128,461
Apria, Inc. (A)	1,975	55,162
Brookdale Senior Living, Inc. (A)	43,860	265,353
Castle Biosciences, Inc. (A)	3,389	232,011
Community Health Systems, Inc. (A)	19,921	269,332
CorVel Corp. (A)	2,028	208,053
Covetrus, Inc. (A)	27,106	812,367
Cross Country Healthcare, Inc. (A)	8,781	109,675
Enzo Biochem, Inc. (A)	13,422	46,172
Fulgent Genetics, Inc. (A)(B)	3,152	304,546
Hanger, Inc. (A)	8,663	197,690
HealthEquity, Inc. (A)	18,660	1,268,880
InfuSystem Holdings, Inc. (A)	3,748	76,309
LHC Group, Inc. (A)	7,042	1,346,501
Magellan Health, Inc. (A)	5,641	525,967
MEDNAX, Inc. (A)	17,432	443,993
ModivCare, Inc. (A)	2,821	417,847
National HealthCare Corp.	2,935	228,666
National Research Corp. (A)	3,316	155,288
Ontrak, Inc. (A)(B)	1,914	62,320
Option Care Health, Inc. (A)	20,069	356,024
Owens & Minor, Inc.	16,842	633,091
Patterson Companies, Inc.	19,863	634,623
PetIQ, Inc. (A)(B)	5,258	185,397
Progyny, Inc. (A)	6,221	276,897
R1 RCM, Inc. (A)	25,196	621,837
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
RadNet, Inc. (A)	10,255	$223,046
Select Medical Holdings Corp. (A)	25,246	860,889
Sharps Compliance Corp. (A)	4,004	57,537
Surgery Partners, Inc. (A)	6,067	268,525
Tenet Healthcare Corp. (A)	24,268	1,261,936
The Ensign Group, Inc.	11,997	1,125,798
The Joint Corp. (A)	3,193	154,445
The Pennant Group, Inc. (A)	5,922	271,228
Tivity Health, Inc. (A)	10,294	229,762
Triple-S Management Corp., Class B (A)	5,278	137,386
US Physical Therapy, Inc.	3,008	313,133
Viemed Healthcare, Inc. (A)	8,527	86,293
		17,712,907
Health care technology – 1.1%
Allscripts Healthcare Solutions, Inc. (A)	36,621	549,864
Computer Programs & Systems, Inc.	3,186	97,492
Evolent Health, Inc., Class A (A)	17,818	359,924
Health Catalyst, Inc. (A)	7,841	366,724
HealthStream, Inc. (A)	6,354	141,948
HMS Holdings Corp. (A)	20,504	758,135
Icad, Inc. (A)	5,068	107,543
Inovalon Holdings, Inc., Class A (A)	17,394	500,599
Inspire Medical Systems, Inc. (A)	6,087	1,259,948
NextGen Healthcare, Inc. (A)	13,118	237,436
Omnicell, Inc. (A)	9,853	1,279,609
OptimizeRx Corp. (A)	3,828	186,615
Phreesia, Inc. (A)	7,869	409,975
Schrodinger, Inc. (A)	7,013	535,022
Simulations Plus, Inc.	3,517	222,415
Tabula Rasa HealthCare, Inc. (A)(B)	5,036	231,908
Vocera Communications, Inc. (A)	7,459	286,873
		7,532,030
Life sciences tools and services – 0.8%
ChromaDex Corp. (A)(B)	10,041	93,783
Codexis, Inc. (A)	13,566	310,526
Fluidigm Corp. (A)(B)	18,475	83,507
Harvard Bioscience, Inc. (A)	10,997	60,044
Luminex Corp.	10,153	323,881
Medpace Holdings, Inc. (A)	6,434	1,055,498
NanoString Technologies, Inc. (A)	10,308	677,339
NeoGenomics, Inc. (A)	25,248	1,217,711
Pacific Biosciences of California, Inc. (A)	42,402	1,412,411
Personalis, Inc. (A)	6,244	153,665
Quanterix Corp. (A)	5,656	330,706
Seer, Inc. (A)	3,452	172,669
		5,891,740
Pharmaceuticals – 1.4%
AcelRx Pharmaceuticals, Inc. (A)	26,744	45,465
Aerie Pharmaceuticals, Inc. (A)	8,882	158,721
Amneal Pharmaceuticals, Inc. (A)	23,869	160,638
Amphastar Pharmaceuticals, Inc. (A)	8,936	163,708
ANI Pharmaceuticals, Inc. (A)	2,612	94,398
Arvinas, Inc. (A)	8,459	559,140
Atea Pharmaceuticals, Inc. (A)	3,426	211,556
Athira Pharma, Inc. (A)	3,513	64,639
Axsome Therapeutics, Inc. (A)	6,514	368,823
Aytu BioPharma, Inc. (A)	5,906	44,886
BioDelivery Sciences International, Inc. (A)	24,867	97,230
Cara Therapeutics, Inc. (A)	9,941	215,819
Cassava Sciences, Inc. (A)	7,621	342,564
Collegium Pharmaceutical, Inc. (A)	8,220	194,814
Corcept Therapeutics, Inc. (A)	22,754	541,318

202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
CorMedix, Inc. (A)	8,088	$80,799
Cymabay Therapeutics, Inc. (A)	17,503	79,464
Durect Corp. (A)	56,144	111,165
Elanco Animal Health, Inc. (A)(C)	15,082	0
Endo International PLC (A)	52,883	391,863
Evofem Biosciences, Inc. (A)	20,697	36,220
Evolus, Inc. (A)	5,350	69,497
Fulcrum Therapeutics, Inc. (A)	4,687	55,213
Harmony Biosciences Holdings, Inc. (A)	1,651	54,549
Harrow Health, Inc. (A)	6,580	44,415
Innoviva, Inc. (A)	15,318	183,050
Intra-Cellular Therapies, Inc. (A)	15,525	526,763
Kala Pharmaceuticals, Inc. (A)(B)	10,549	71,100
Lannett Company, Inc. (A)	8,998	47,509
Marinus Pharmaceuticals, Inc. (A)(B)	7,174	111,054
NGM Biopharmaceuticals, Inc. (A)	6,162	179,129
Ocular Therapeutix, Inc. (A)	17,106	280,709
Omeros Corp. (A)(B)	14,028	249,698
Pacira BioSciences, Inc. (A)	9,994	700,479
Paratek Pharmaceuticals, Inc. (A)	11,495	81,155
Phathom Pharmaceuticals, Inc. (A)	2,901	108,962
Phibro Animal Health Corp., Class A	5,424	132,346
Pliant Therapeutics, Inc. (A)(B)	5,762	226,619
Prestige Consumer Healthcare, Inc. (A)	11,809	520,541
Provention Bio, Inc. (A)	12,836	134,714
Relmada Therapeutics, Inc. (A)(B)	3,631	127,848
Revance Therapeutics, Inc. (A)	14,998	419,194
SIGA Technologies, Inc. (A)	13,210	85,865
Supernus Pharmaceuticals, Inc. (A)	11,531	301,882
Tarsus Pharmaceuticals, Inc. (A)	1,774	57,176
Terns Pharmaceuticals, Inc. (A)	2,408	52,976
TherapeuticsMD, Inc. (A)(B)	83,122	111,383
Theravance Biopharma, Inc. (A)	11,321	231,062
Verrica Pharmaceuticals, Inc. (A)(B)	3,699	56,040
VYNE Therapeutics, Inc. (A)(B)	9,580	65,575
WaVe Life Sciences, Ltd. (A)	8,386	47,045
Xeris Pharmaceuticals, Inc. (A)(B)	12,671	57,146
Zogenix, Inc. (A)	13,264	258,913
		9,612,837
		128,327,768
Industrials – 14.9%
Aerospace and defense – 0.8%
AAR Corp. (A)	7,744	322,538
Aerojet Rocketdyne Holdings, Inc.	16,697	784,091
AeroVironment, Inc. (A)	5,011	581,577
Astronics Corp. (A)	5,990	108,060
Cubic Corp.	7,340	547,344
Ducommun, Inc. (A)	2,535	152,100
Kaman Corp.	6,401	328,307
Kratos Defense & Security Solutions, Inc. (A)	28,109	766,814
Maxar Technologies, Inc.	14,186	536,515
Moog, Inc., Class A	6,708	557,770
National Presto Industries, Inc.	1,145	116,870
PAE, Inc. (A)	14,326	129,221
Park Aerospace Corp.	5,722	75,645
Parsons Corp. (A)	5,239	211,865
Triumph Group, Inc. (A)	12,238	224,934
Vectrus, Inc. (A)	2,719	145,303
		5,588,954
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	13,774	403,027
Atlas Air Worldwide Holdings, Inc. (A)	5,903	356,777
Echo Global Logistics, Inc. (A)	6,244	196,124
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Forward Air Corp.	6,388	$567,318
Hub Group, Inc., Class A (A)	7,658	515,230
Radiant Logistics, Inc. (A)	10,985	76,346
		2,114,822
Airlines – 0.4%
Allegiant Travel Company (A)	3,008	734,132
Hawaiian Holdings, Inc. (A)	11,410	304,305
Mesa Air Group, Inc. (A)	8,119	109,201
SkyWest, Inc. (A)	11,374	619,656
Spirit Airlines, Inc. (A)	22,829	842,390
		2,609,684
Building products – 1.6%
AAON, Inc.	9,468	662,855
Advanced Drainage Systems, Inc.	13,051	1,349,343
American Woodmark Corp. (A)	3,946	388,997
Apogee Enterprises, Inc.	5,994	245,035
Builders FirstSource, Inc. (A)	47,310	2,193,765
Caesarstone, Ltd.	5,873	80,636
Cornerstone Building Brands, Inc. (A)	10,439	146,459
CSW Industrials, Inc.	3,109	419,715
Gibraltar Industries, Inc. (A)	7,536	689,619
Griffon Corp.	10,652	289,415
Insteel Industries, Inc.	4,507	138,996
JELD-WEN Holding, Inc. (A)	15,838	438,554
Masonite International Corp. (A)	5,665	652,835
PGT Innovations, Inc. (A)	13,315	336,204
Quanex Building Products Corp.	7,931	208,030
Resideo Technologies, Inc. (A)	33,465	945,386
Simpson Manufacturing Company, Inc.	10,055	1,043,005
UFP Industries, Inc.	13,856	1,050,839
		11,279,688
Commercial services and supplies – 1.7%
ABM Industries, Inc.	15,609	796,215
ACCO Brands Corp.	22,074	186,305
Brady Corp., Class A	10,924	583,888
BrightView Holdings, Inc. (A)	9,819	165,647
Casella Waste Systems, Inc., Class A (A)	11,237	714,336
CECO Environmental Corp. (A)	8,827	69,998
Cimpress PLC (A)	4,172	417,742
CoreCivic, Inc. (A)	27,840	251,952
Covanta Holding Corp.	27,561	381,995
Deluxe Corp.	9,776	410,201
Ennis, Inc.	6,780	144,753
Harsco Corp. (A)	18,169	311,598
Healthcare Services Group, Inc.	17,429	488,535
Heritage-Crystal Clean, Inc. (A)	3,841	104,206
Herman Miller, Inc.	13,690	563,344
HNI Corp.	9,890	391,248
Interface, Inc.	14,300	178,464
KAR Auction Services, Inc. (A)	30,190	452,850
Kimball International, Inc., Class B	9,547	133,658
Knoll, Inc.	12,109	199,920
Matthews International Corp., Class A	7,274	287,687
Montrose Environmental Group, Inc. (A)	5,068	254,363
Pitney Bowes, Inc.	40,529	333,959
SP Plus Corp. (A)	5,569	182,608
Steelcase, Inc., Class A	20,359	292,966
Team, Inc. (A)	7,984	92,056
Tetra Tech, Inc.	12,428	1,686,728
The Brink's Company	11,472	908,927
UniFirst Corp.	3,490	780,748
US Ecology, Inc. (A)	7,434	309,552
Viad Corp. (A)	4,888	204,074

203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	2,492	$98,434
		12,378,957
Construction and engineering – 1.5%
Aegion Corp. (A)	7,203	207,086
Ameresco, Inc., Class A (A)	5,651	274,808
API Group Corp. (A)(D)	32,509	672,286
Arcosa, Inc.	11,196	728,748
Argan, Inc.	3,488	186,085
Comfort Systems USA, Inc.	8,363	625,302
Concrete Pumping Holdings, Inc. (A)	7,732	57,294
Construction Partners, Inc., Class A (A)	6,580	196,610
Dycom Industries, Inc. (A)	7,133	662,299
EMCOR Group, Inc.	12,554	1,408,057
Fluor Corp. (A)	32,890	759,430
Granite Construction, Inc.	11,016	443,394
Great Lakes Dredge & Dock Corp. (A)	14,759	215,186
HC2 Holdings, Inc. (A)	13,118	51,685
IES Holdings, Inc. (A)	1,897	95,628
MasTec, Inc. (A)	13,126	1,229,906
Matrix Service Company (A)	7,387	96,844
MYR Group, Inc. (A)	3,778	270,769
Northwest Pipe Company (A)	2,557	85,455
NV5 Global, Inc. (A)	2,505	241,908
Primoris Services Corp.	11,028	365,358
Sterling Construction Company, Inc. (A)	6,690	155,208
Tutor Perini Corp. (A)	9,614	182,185
WillScot Mobile Mini Holdings Corp. (A)	40,235	1,116,521
		10,328,052
Electrical equipment – 1.6%
Allied Motion Technologies, Inc.	1,863	95,628
American Superconductor Corp. (A)	6,499	123,221
Atkore, Inc. (A)	10,866	781,265
AZZ, Inc.	5,926	298,374
Bloom Energy Corp., Class A (A)	20,632	558,096
Encore Wire Corp.	4,689	314,773
EnerSys	9,805	890,294
FuelCell Energy, Inc. (A)	73,250	1,055,533
LSI Industries, Inc.	7,428	63,361
Orion Energy Systems, Inc. (A)	7,120	49,555
Plug Power, Inc. (A)	95,765	3,432,218
Powell Industries, Inc.	2,460	83,320
Preformed Line Products Company	854	58,713
Sunrun, Inc. (A)	36,884	2,230,744
Thermon Group Holdings, Inc. (A)	8,052	156,933
TPI Composites, Inc. (A)	7,182	405,280
Vicor Corp. (A)	4,464	379,574
		10,976,882
Industrial conglomerates – 0.0%
Raven Industries, Inc.	8,268	316,912
Machinery – 3.4%
Alamo Group, Inc.	2,256	352,274
Albany International Corp., Class A	7,108	593,305
Altra Industrial Motion Corp.	15,003	829,966
Astec Industries, Inc.	5,231	394,522
Barnes Group, Inc.	10,905	540,234
Blue Bird Corp. (A)	3,848	96,315
Chart Industries, Inc. (A)	8,397	1,195,313
CIRCOR International, Inc. (A)	4,845	168,703
Columbus McKinnon Corp.	5,468	288,492
Douglas Dynamics, Inc.	5,344	246,626
Energy Recovery, Inc. (A)	9,526	174,707
Enerpac Tool Group Corp.	14,024	366,307
EnPro Industries, Inc.	4,762	406,056
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
ESCO Technologies, Inc.	5,930	$645,718
Evoqua Water Technologies Corp. (A)	26,948	708,732
Federal Signal Corp.	13,893	532,102
Franklin Electric Company, Inc.	10,539	831,949
Gencor Industries, Inc. (A)	3,547	47,565
Helios Technologies, Inc.	7,253	528,526
Hillenbrand, Inc.	17,017	811,881
Hurco Companies, Inc.	2,093	73,883
Hydrofarm Holdings Group, Inc. (A)	2,232	134,634
Hyster-Yale Materials Handling, Inc.	2,317	201,857
John Bean Technologies Corp.	7,261	968,182
Kadant, Inc.	2,604	481,766
Kennametal, Inc.	19,320	772,220
LB Foster Company, Class A (A)	3,559	63,706
Lindsay Corp.	2,479	413,051
Luxfer Holdings PLC	6,593	140,299
Lydall, Inc. (A)	4,150	140,021
Meritor, Inc. (A)	16,091	473,397
Miller Industries, Inc.	2,764	127,669
Mueller Industries, Inc.	12,816	529,942
Mueller Water Products, Inc., Class A	36,630	508,791
Navistar International Corp. (A)	11,605	510,968
NN, Inc. (A)	11,164	78,929
Omega Flex, Inc.	639	100,885
Park-Ohio Holdings Corp.	2,140	67,389
Proto Labs, Inc. (A)	6,223	757,650
RBC Bearings, Inc. (A)	5,715	1,124,541
REV Group, Inc.	6,697	128,315
Rexnord Corp.	27,845	1,311,221
SPX Corp. (A)	9,979	581,476
SPX FLOW, Inc.	9,861	624,497
Standex International Corp.	2,827	270,176
Tennant Company	4,233	338,174
Terex Corp.	15,543	716,066
The Eastern Company	1,954	52,367
The ExOne Company (A)	3,430	107,565
The Gorman-Rupp Company	4,305	142,539
The Greenbrier Companies, Inc.	7,509	354,575
The Manitowoc Company, Inc. (A)	8,100	167,022
The Shyft Group, Inc.	8,004	297,749
TriMas Corp. (A)	9,446	286,403
Wabash National Corp.	12,339	231,973
Watts Water Technologies, Inc., Class A	6,311	749,810
Welbilt, Inc. (A)	30,592	497,120
		24,286,121
Marine – 0.2%
Costamare, Inc.	11,384	109,514
Eagle Bulk Shipping, Inc. (A)	1,679	60,645
Eneti, Inc.	2,361	49,652
Genco Shipping & Trading, Ltd.	4,648	46,852
Matson, Inc.	9,917	661,464
SEACOR Holdings, Inc. (A)	4,457	181,623
		1,109,750
Professional services – 1.4%
Acacia Research Corp. (A)	12,422	82,606
ASGN, Inc. (A)	11,820	1,128,101
Barrett Business Services, Inc.	1,859	128,011
CBIZ, Inc. (A)	11,750	383,755
CRA International, Inc.	1,875	139,950
Exponent, Inc.	11,899	1,159,558
Forrester Research, Inc. (A)	2,744	116,565
Franklin Covey Company (A)	3,614	102,240
GP Strategies Corp. (A)	4,166	72,697
Heidrick & Struggles International, Inc.	4,612	164,741
Huron Consulting Group, Inc. (A)	5,322	268,122

204

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ICF International, Inc.	4,268	$373,023
Insperity, Inc.	8,363	700,318
KBR, Inc.	32,951	1,264,989
Kelly Services, Inc., Class A (A)	7,967	177,425
Kforce, Inc.	4,638	248,597
Korn Ferry	12,520	780,872
ManTech International Corp., Class A	6,306	548,307
Mistras Group, Inc. (A)	5,314	60,633
Resources Connection, Inc.	8,239	111,556
TriNet Group, Inc. (A)	9,544	744,050
TrueBlue, Inc. (A)	8,562	188,535
Upwork, Inc. (A)	21,545	964,570
Willdan Group, Inc. (A)	2,522	103,528
		10,012,749
Road and rail – 0.6%
ArcBest Corp.	5,824	409,835
Avis Budget Group, Inc. (A)	12,263	889,558
Covenant Logistics Group, Inc. (A)	3,224	66,382
Daseke, Inc. (A)	11,477	97,440
Heartland Express, Inc.	11,709	229,262
Marten Transport, Ltd.	14,169	240,448
Saia, Inc. (A)	6,088	1,403,771
U.S. Xpress Enterprises, Inc., Class A (A)	5,549	65,201
Universal Logistics Holdings, Inc.	1,865	49,068
Werner Enterprises, Inc.	13,822	651,984
		4,102,949
Trading companies and distributors – 1.4%
Alta Equipment Group, Inc. (A)(B)	5,149	66,937
Applied Industrial Technologies, Inc.	8,993	819,892
Beacon Roofing Supply, Inc. (A)	12,706	664,778
Boise Cascade Company	9,097	544,274
CAI International, Inc.	3,862	175,798
DXP Enterprises, Inc. (A)	4,135	124,753
GATX Corp.	8,030	744,702
GMS, Inc. (A)	9,670	403,723
H&E Equipment Services, Inc.	7,547	286,786
Herc Holdings, Inc. (A)	5,673	574,845
Lawson Products, Inc. (A)	1,245	64,566
McGrath RentCorp	5,652	455,834
MRC Global, Inc. (A)	19,548	176,518
NOW, Inc. (A)	26,113	263,480
Rush Enterprises, Inc., Class A	8,937	445,331
Rush Enterprises, Inc., Class B	2,200	99,198
SiteOne Landscape Supply, Inc. (A)	10,170	1,736,426
Systemax, Inc.	2,846	117,028
Textainer Group Holdings, Ltd. (A)	11,399	326,581
Titan Machinery, Inc. (A)	4,590	117,045
Transcat, Inc. (A)	1,857	91,142
Triton International, Ltd.	13,976	768,540
Veritiv Corp. (A)	3,478	147,954
WESCO International, Inc. (A)	11,351	982,202
		10,198,333
		105,303,853
Information technology – 11.8%
Communications equipment – 0.6%
ADTRAN, Inc.	11,238	187,450
Applied Optoelectronics, Inc. (A)(B)	5,834	48,772
CalAmp Corp. (A)	9,327	101,198
Calix, Inc. (A)	12,188	422,436
Cambium Networks Corp. (A)	1,869	87,320
Casa Systems, Inc. (A)	7,700	73,381
Clearfield, Inc. (A)	2,837	85,479
Comtech Telecommunications Corp.	6,015	149,413
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Digi International, Inc. (A)	7,055	$133,974
DZS, Inc. (A)	3,825	59,479
Extreme Networks, Inc. (A)	28,459	249,016
Genasys, Inc. (A)	9,356	62,592
Harmonic, Inc. (A)	22,986	180,210
Infinera Corp. (A)	38,553	371,265
Inseego Corp. (A)(B)	16,385	163,850
KVH Industries, Inc. (A)	5,023	63,692
NETGEAR, Inc. (A)	6,874	282,521
NetScout Systems, Inc. (A)	16,463	463,598
Plantronics, Inc. (A)	8,084	314,548
Resonant, Inc. (A)	12,974	55,010
Ribbon Communications, Inc. (A)	16,032	131,623
Viavi Solutions, Inc. (A)	53,012	832,288
		4,519,115
Electronic equipment, instruments and components – 1.9%
908 Devices, Inc. (A)	1,755	85,118
Akoustis Technologies, Inc. (A)	8,736	116,538
Arlo Technologies, Inc. (A)	18,739	117,681
Badger Meter, Inc.	6,740	627,292
Bel Fuse, Inc., Class B	2,923	58,138
Belden, Inc.	10,261	455,281
Benchmark Electronics, Inc.	8,444	261,088
CTS Corp.	7,301	226,769
Daktronics, Inc. (A)	12,250	76,808
ePlus, Inc. (A)	3,162	315,062
Fabrinet (A)	8,484	766,869
FARO Technologies, Inc. (A)	4,123	356,928
II-VI, Inc. (A)	23,812	1,628,026
Insight Enterprises, Inc. (A)	8,054	768,513
Iteris, Inc. (A)	12,148	74,953
Itron, Inc. (A)	10,226	906,535
Kimball Electronics, Inc. (A)	5,761	148,634
Knowles Corp. (A)	20,605	431,057
Luna Innovations, Inc. (A)	7,918	83,377
Methode Electronics, Inc.	8,390	352,212
MTS Systems Corp. (A)	4,552	264,926
Napco Security Technologies, Inc. (A)	3,522	122,671
nLight, Inc. (A)	8,286	268,466
Novanta, Inc. (A)	7,916	1,044,041
OSI Systems, Inc. (A)	3,935	378,154
PAR Technology Corp. (A)(B)	4,472	292,514
PC Connection, Inc.	2,631	122,052
Plexus Corp. (A)	6,541	600,725
Powerfleet, Inc. (A)	9,175	75,419
Rogers Corp. (A)	4,325	814,008
Sanmina Corp. (A)	14,787	611,886
ScanSource, Inc. (A)	6,247	187,098
TTM Technologies, Inc. (A)	22,838	331,151
Vishay Intertechnology, Inc.	30,683	738,847
Vishay Precision Group, Inc. (A)	3,208	98,838
		13,807,675
IT services – 1.4%
BM Technologies, Inc. (A)	1,115	12,990
Brightcove, Inc. (A)	9,334	187,800
Cardtronics PLC, Class A (A)	8,455	328,054
Cass Information Systems, Inc.	3,516	162,685
Conduent, Inc. (A)	38,700	257,742
CSG Systems International, Inc.	7,622	342,152
EVERTEC, Inc.	13,980	520,336
EVO Payments, Inc., Class A (A)	10,802	297,271
EXL Service Holdings, Inc. (A)	7,710	695,134
GreenSky, Inc., Class A (A)	16,017	99,145
Grid Dynamics Holdings, Inc. (A)	6,747	107,480
i3 Verticals, Inc., Class A (A)	4,563	142,023

205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
International Money Express, Inc. (A)	7,222	$108,402
Limelight Networks, Inc. (A)(B)	29,819	106,454
LiveRamp Holdings, Inc. (A)	15,104	783,596
MAXIMUS, Inc.	14,132	1,258,313
MoneyGram International, Inc. (A)	14,486	95,173
NIC, Inc.	15,268	518,043
Perficient, Inc. (A)	7,549	443,277
Perspecta, Inc.	32,456	942,847
Rackspace Technology, Inc. (A)	8,221	195,495
Repay Holdings Corp. (A)	15,820	371,454
Sykes Enterprises, Inc. (A)	8,783	387,155
The Hackett Group, Inc.	6,561	107,535
TTEC Holdings, Inc.	4,186	420,484
Tucows, Inc., Class A (A)	2,206	170,965
Unisys Corp. (A)	14,372	365,336
Verra Mobility Corp. (A)	31,636	428,193
		9,855,534
Semiconductors and semiconductor equipment – 2.8%
Advanced Energy Industries, Inc.	8,816	962,443
Alpha & Omega Semiconductor, Ltd. (A)	4,960	162,192
Ambarella, Inc. (A)	7,872	790,270
Amkor Technology, Inc.	23,098	547,654
Atomera, Inc. (A)(B)	4,260	104,370
Axcelis Technologies, Inc. (A)	7,726	317,461
AXT, Inc. (A)	9,502	110,793
Brooks Automation, Inc.	16,869	1,377,354
CEVA, Inc. (A)	5,129	287,993
CMC Materials, Inc.	6,721	1,188,206
Cohu, Inc. (A)	9,733	407,229
Diodes, Inc. (A)	9,910	791,214
DSP Group, Inc. (A)	5,902	84,104
FormFactor, Inc. (A)	17,918	808,281
Ichor Holdings, Ltd. (A)	6,306	339,263
Impinj, Inc. (A)	4,021	228,674
Lattice Semiconductor Corp. (A)	31,519	1,418,985
MACOM Technology Solutions Holdings, Inc. (A)	11,202	649,940
Maxeon Solar Technologies, Ltd. (A)	2,562	80,857
MaxLinear, Inc. (A)	15,970	544,258
NeoPhotonics Corp. (A)	11,942	142,707
NVE Corp.	1,314	92,111
Onto Innovation, Inc. (A)	11,020	724,124
PDF Solutions, Inc. (A)	7,185	127,749
Photronics, Inc. (A)	14,428	185,544
Pixelworks, Inc. (A)	14,070	46,572
Power Integrations, Inc.	13,600	1,108,128
Rambus, Inc. (A)	26,431	513,819
Semtech Corp. (A)	14,948	1,031,412
Silicon Laboratories, Inc. (A)	10,024	1,414,086
SiTime Corp. (A)	2,697	265,924
SMART Global Holdings, Inc. (A)	3,336	153,523
SunPower Corp. (A)(B)	17,770	594,407
Synaptics, Inc. (A)	8,101	1,097,037
Ultra Clean Holdings, Inc. (A)	9,296	539,540
Veeco Instruments, Inc. (A)	11,478	238,054
		19,476,278
Software – 4.8%
8x8, Inc. (A)	24,839	805,777
A10 Networks, Inc. (A)	14,425	138,624
ACI Worldwide, Inc. (A)	26,617	1,012,777
Agilysys, Inc. (A)	4,493	215,484
Alarm.com Holdings, Inc. (A)	11,051	954,585
Altair Engineering, Inc., Class A (A)	10,156	635,461
American Software, Inc., Class A	7,498	155,209
Appfolio, Inc., Class A (A)	3,808	538,489
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Appian Corp. (A)(B)	8,272	$1,099,762
Avaya Holdings Corp. (A)	19,510	546,865
Benefitfocus, Inc. (A)	7,243	100,026
Blackbaud, Inc. (A)	11,343	806,260
Blackline, Inc. (A)	11,838	1,283,239
Bottomline Technologies DE, Inc. (A)	10,447	472,727
Box, Inc., Class A (A)	33,454	768,104
Cerence, Inc. (A)	8,817	789,827
ChannelAdvisor Corp. (A)	6,629	156,113
Cloudera, Inc. (A)	47,745	581,057
Cognyte Software, Ltd. (A)	15,146	421,210
CommVault Systems, Inc. (A)	9,835	634,358
Cornerstone OnDemand, Inc. (A)	14,319	624,022
Digimarc Corp. (A)(B)	2,934	87,022
Digital Turbine, Inc. (A)	19,565	1,572,243
Domo, Inc., Class B (A)	6,223	350,293
Ebix, Inc.	6,314	202,237
eGain Corp. (A)	5,576	52,916
Envestnet, Inc. (A)	12,369	893,413
GTY Technology Holdings, Inc. (A)	11,572	73,945
Intelligent Systems Corp. (A)(B)	1,971	80,634
InterDigital, Inc.	7,211	457,538
j2 Global, Inc. (A)	10,042	1,203,634
LivePerson, Inc. (A)	14,478	763,570
MicroStrategy, Inc., Class A (A)	1,700	1,153,960
Mimecast, Ltd. (A)	13,553	544,966
Mitek Systems, Inc. (A)	9,896	144,284
Model N, Inc. (A)	8,158	287,406
ON24, Inc. (A)	2,078	100,804
OneSpan, Inc. (A)	7,869	192,791
Ping Identity Holding Corp. (A)	8,926	195,747
Progress Software Corp.	10,334	455,316
PROS Holdings, Inc. (A)	9,438	401,115
Q2 Holdings, Inc. (A)	11,707	1,173,041
QAD, Inc., Class A	2,798	186,291
Qualys, Inc. (A)	7,924	830,277
Rapid7, Inc. (A)	12,043	898,528
Rimini Street, Inc. (A)	6,009	53,901
Sailpoint Technologies Holdings, Inc. (A)	20,460	1,036,094
Sapiens International Corp. NV	6,480	205,999
ShotSpotter, Inc. (A)	2,092	73,366
Smith Micro Software, Inc. (A)	9,395	51,719
Sprout Social, Inc., Class A (A)	6,443	372,148
SPS Commerce, Inc. (A)	8,233	817,619
Sumo Logic, Inc. (A)	3,568	67,292
SVMK, Inc. (A)	28,794	527,506
Synchronoss Technologies, Inc. (A)	11,063	39,495
Telos Corp. (A)	3,864	146,523
Tenable Holdings, Inc. (A)	16,583	600,056
Upland Software, Inc. (A)	6,220	293,522
Varonis Systems, Inc. (A)	23,552	1,209,160
Verint Systems, Inc. (A)	15,066	685,352
Veritone, Inc. (A)	6,188	148,388
Viant Technology, Inc., Class A (A)	2,625	138,836
VirnetX Holding Corp. (B)	15,173	84,514
Workiva, Inc. (A)	9,236	815,169
Xperi Holding Corp.	24,320	529,446
Yext, Inc. (A)	24,872	360,147
Zix Corp. (A)	14,005	105,738
Zuora, Inc., Class A (A)	24,338	360,202
		33,764,139
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)	28,161	772,738
Avid Technology, Inc. (A)	7,470	157,692
Corsair Gaming, Inc. (A)(B)	5,380	179,100

206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Diebold Nixdorf, Inc. (A)	16,403	$231,774
Immersion Corp. (A)	4,742	45,428
Quantum Corp. (A)	10,742	89,481
Super Micro Computer, Inc. (A)	10,195	398,217
		1,874,430
		83,297,171
Materials – 4.2%
Chemicals – 1.6%
AdvanSix, Inc. (A)	6,433	172,533
American Vanguard Corp.	7,100	144,911
Amyris, Inc. (A)(B)	24,850	474,635
Avient Corp.	21,126	998,626
Balchem Corp.	7,527	943,961
Chase Corp.	1,695	197,281
Ferro Corp. (A)	18,943	319,379
FutureFuel Corp.	6,224	90,435
GCP Applied Technologies, Inc. (A)	11,420	280,247
Hawkins, Inc.	4,566	153,052
HB Fuller Company	12,004	755,172
Ingevity Corp. (A)	9,640	728,109
Innospec, Inc.	5,673	582,560
Intrepid Potash, Inc. (A)	2,403	78,242
Koppers Holdings, Inc. (A)	4,937	171,610
Kraton Corp. (A)	7,260	265,643
Kronos Worldwide, Inc.	4,877	74,618
Livent Corp. (A)	34,225	592,777
Marrone Bio Innovations, Inc. (A)	19,632	41,031
Minerals Technologies, Inc.	7,803	587,722
Orion Engineered Carbons SA (A)	14,063	277,322
PQ Group Holdings, Inc.	8,778	146,593
Quaker Chemical Corp.	3,063	746,668
Rayonier Advanced Materials, Inc. (A)	14,892	135,070
Sensient Technologies Corp.	9,784	763,152
Stepan Company	4,884	620,805
Trecora Resources (A)	7,535	58,547
Tredegar Corp.	6,358	95,434
Trinseo SA	8,839	562,779
Tronox Holdings PLC, Class A	25,059	458,580
		11,517,494
Construction materials – 0.2%
Forterra, Inc. (A)	6,831	158,821
Summit Materials, Inc., Class A (A)	26,662	747,069
U.S. Concrete, Inc. (A)	3,767	276,196
United States Lime & Minerals, Inc.	490	65,518
		1,247,604
Containers and packaging – 0.2%
Greif, Inc., Class A	5,707	325,299
Greif, Inc., Class B	1,497	85,688
Myers Industries, Inc.	8,456	167,091
O-I Glass, Inc. (A)	36,189	533,426
Pactiv Evergreen, Inc.	9,119	125,295
Ranpak Holdings Corp. (A)	6,894	138,294
UFP Technologies, Inc. (A)	1,946	96,950
		1,472,043
Metals and mining – 1.8%
1911 Gold Corp. (A)	5,045	2,061
Alcoa Corp. (A)	43,527	1,414,192
Allegheny Technologies, Inc. (A)	29,720	625,903
Arconic Corp. (A)	23,064	585,595
Carpenter Technology Corp.	11,132	458,082
Century Aluminum Company (A)	11,827	208,865
Cleveland-Cliffs, Inc.	104,107	2,093,592
Coeur Mining, Inc. (A)	56,784	512,760
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Commercial Metals Company	27,400	$845,016
Compass Minerals International, Inc.	7,859	492,916
Gatos Silver, Inc. (A)	5,927	59,092
Gold Resource Corp.	21,706	57,304
Haynes International, Inc.	3,309	98,178
Hecla Mining Company	121,900	693,611
Kaiser Aluminum Corp.	3,656	403,988
Materion Corp.	4,707	311,792
Novagold Resources, Inc. (A)	55,744	488,317
Olympic Steel, Inc.	2,376	69,973
Ryerson Holding Corp. (A)	3,808	64,888
Schnitzer Steel Industries, Inc., Class A	6,060	253,247
SunCoke Energy, Inc.	19,965	139,955
TimkenSteel Corp. (A)	11,024	129,532
United States Steel Corp.	60,598	1,585,850
Warrior Met Coal, Inc.	11,802	202,168
Worthington Industries, Inc.	7,959	533,969
		12,330,846
Paper and forest products – 0.4%
Clearwater Paper Corp. (A)	3,892	146,417
Domtar Corp.	12,720	470,004
Glatfelter Corp.	10,700	183,505
Louisiana-Pacific Corp.	25,417	1,409,627
Neenah, Inc.	4,089	210,093
Schweitzer-Mauduit International, Inc.	7,227	353,906
Verso Corp., Class A	7,499	109,410
		2,882,962
		29,450,949
Real estate – 5.5%
Equity real estate investment trusts – 4.8%
Acadia Realty Trust	20,040	380,159
Agree Realty Corp.	14,148	952,302
Alexander & Baldwin, Inc.	17,118	287,411
Alexander's, Inc.	500	138,650
American Assets Trust, Inc.	11,861	384,771
American Finance Trust, Inc.	25,878	254,122
Armada Hoffler Properties, Inc.	13,948	174,908
Bluerock Residential Growth REIT, Inc.	6,121	61,883
Broadstone Net Lease, Inc.	8,156	149,255
BRT Apartments Corp.	3,332	56,111
CareTrust REIT, Inc.	22,187	516,624
CatchMark Timber Trust, Inc., Class A	12,810	130,406
Centerspace	3,044	206,992
Chatham Lodging Trust (A)	11,356	149,445
City Office REIT, Inc.	11,050	117,351
Colony Capital, Inc. (A)	112,444	728,637
Columbia Property Trust, Inc.	26,617	455,151
Community Healthcare Trust, Inc.	5,220	240,746
CorePoint Lodging, Inc. (A)	10,423	94,120
CTO Realty Growth, Inc.	1,519	79,003
DiamondRock Hospitality Company (A)	47,095	485,079
Diversified Healthcare Trust	56,003	267,694
Easterly Government Properties, Inc.	18,906	391,921
EastGroup Properties, Inc.	8,936	1,280,350
Essential Properties Realty Trust, Inc.	24,230	553,171
Farmland Partners, Inc.	6,632	74,345
Four Corners Property Trust, Inc.	17,015	466,211
Franklin Street Properties Corp.	24,961	136,037
Getty Realty Corp.	7,674	217,328
Gladstone Commercial Corp.	8,122	158,866
Gladstone Land Corp.	5,651	103,413
Global Medical REIT, Inc.	10,667	139,844
Global Net Lease, Inc.	20,929	377,978
Healthcare Realty Trust, Inc.	32,219	976,880

207

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Hersha Hospitality Trust (A)	8,799	$92,829
Independence Realty Trust, Inc.	23,236	353,187
Indus Realty Trust, Inc.	957	57,573
Industrial Logistics Properties Trust	14,565	336,888
Innovative Industrial Properties, Inc.	5,435	979,170
iStar, Inc.	16,385	291,325
Kite Realty Group Trust	19,182	370,021
Lexington Realty Trust	62,527	694,675
LTC Properties, Inc.	8,970	374,228
Mack-Cali Realty Corp.	20,556	318,207
Monmouth Real Estate Investment Corp.	21,544	381,113
National Health Investors, Inc.	9,916	716,728
National Storage Affiliates Trust	14,424	575,950
NETSTREIT Corp.	5,736	106,059
New Senior Investment Group, Inc.	20,958	130,568
NexPoint Residential Trust, Inc.	5,122	236,073
Office Properties Income Trust	11,273	310,233
One Liberty Properties, Inc.	4,419	98,411
Pebblebrook Hotel Trust	30,422	738,950
Physicians Realty Trust	48,094	849,821
Piedmont Office Realty Trust, Inc., Class A	28,758	499,526
Plymouth Industrial REIT, Inc.	6,682	112,592
PotlatchDeltic Corp.	14,991	793,324
Preferred Apartment Communities, Inc., Class A	12,452	122,652
PS Business Parks, Inc.	4,539	701,639
QTS Realty Trust, Inc., Class A	14,789	917,510
Retail Opportunity Investments Corp.	27,224	432,045
Retail Properties of America, Inc., Class A	50,194	526,033
Retail Value, Inc.	4,615	86,347
RLJ Lodging Trust	38,518	596,259
RPT Realty	19,360	220,898
Ryman Hospitality Properties, Inc. (A)	11,776	912,758
Sabra Health Care REIT, Inc.	47,483	824,305
Safehold, Inc.	4,074	285,587
Saul Centers, Inc.	3,024	121,293
Seritage Growth Properties, Class A (A)	8,161	149,754
Service Properties Trust	38,594	457,725
SITE Centers Corp.	35,798	485,421
STAG Industrial, Inc.	36,721	1,234,193
Summit Hotel Properties, Inc. (A)	24,597	249,906
Sunstone Hotel Investors, Inc. (A)	50,309	626,850
Tanger Factory Outlet Centers, Inc.	21,090	319,092
Terreno Realty Corp.	15,506	895,782
The GEO Group, Inc.	27,605	214,215
The Macerich Company	35,026	409,804
UMH Properties, Inc.	9,106	174,562
Uniti Group, Inc.	44,990	496,240
Universal Health Realty Income Trust	3,222	218,387
Urban Edge Properties	27,293	450,880
Urstadt Biddle Properties, Inc., Class A	7,695	128,122
Washington Real Estate Investment Trust	19,664	434,574
Whitestone REIT	10,707	103,858
Xenia Hotels & Resorts, Inc. (A)	26,547	517,667
		33,918,973
Real estate management and development – 0.7%
Cushman & Wakefield PLC (A)	25,898	422,655
eXp World Holdings, Inc. (A)	11,538	525,556
Fathom Holdings, Inc. (A)	1,249	45,751
Forestar Group, Inc. (A)	3,967	92,352
FRP Holdings, Inc. (A)	1,773	87,267
Kennedy-Wilson Holdings, Inc.	27,857	562,990
Marcus & Millichap, Inc. (A)	5,334	179,756
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Newmark Group, Inc., Class A	34,090	$341,070
Rafael Holdings, Inc., Class B (A)	2,351	93,852
RE/MAX Holdings, Inc., Class A	4,274	168,353
Realogy Holdings Corp. (A)	26,556	401,792
Redfin Corp. (A)	23,177	1,543,356
Stratus Properties, Inc. (A)	2,016	61,488
Tejon Ranch Company (A)	5,489	91,886
The RMR Group, Inc., Class A	3,765	153,650
The St. Joe Company	7,579	325,139
		5,096,913
		39,015,886
Utilities – 2.6%
Electric utilities – 0.5%
ALLETE, Inc.	11,951	802,988
MGE Energy, Inc.	8,595	613,597
Otter Tail Corp.	9,531	440,046
PNM Resources, Inc.	19,738	968,149
Portland General Electric Company	20,670	981,205
		3,805,985
Gas utilities – 0.8%
Brookfield Infrastructure Corp., Class A	7,356	561,778
Chesapeake Utilities Corp.	3,990	463,159
New Jersey Resources Corp.	22,010	877,539
Northwest Natural Holding Company	7,297	393,673
ONE Gas, Inc.	12,117	931,918
RGC Resources, Inc.	3,257	72,240
South Jersey Industries, Inc.	23,552	531,804
Southwest Gas Holdings, Inc.	12,955	890,138
Spire, Inc.	11,535	852,321
		5,574,570
Independent power and renewable electricity producers – 0.5%
Atlantic Power Corp. (A)(B)	24,824	71,741
Brookfield Renewable Corp., Class A	29,796	1,394,453
Clearway Energy, Inc., Class A	7,359	195,087
Clearway Energy, Inc., Class C	19,594	551,375
Ormat Technologies, Inc.	10,138	796,137
Sunnova Energy International, Inc. (A)	12,989	530,211
		3,539,004
Multi-utilities – 0.4%
Avista Corp.	15,929	760,610
Black Hills Corp.	14,441	964,226
NorthWestern Corp.	11,685	761,862
Unitil Corp.	3,653	166,906
		2,653,604
Water utilities – 0.4%
American States Water Company	8,536	645,492
Artesian Resources Corp., Class A	2,626	103,412
California Water Service Group	11,443	644,699
Consolidated Water Company, Ltd.	5,395	72,563
Global Water Resources, Inc.	4,005	65,322
Middlesex Water Company	3,997	315,843
Pure Cycle Corp. (A)	6,369	85,472
SJW Group	6,232	392,554
The York Water Company	3,508	171,787
		2,497,144
		18,070,307
TOTAL COMMON STOCKS (Cost $415,398,485)		$657,783,989

208

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	88,114	$76,659
TOTAL RIGHTS (Cost $26,845)		$76,659
SHORT-TERM INVESTMENTS – 7.4%
U.S. Government Agency – 5.0%
Federal Home Loan Bank Discount Note 0.030%, 04/05/2021 *	$35,000,000	35,000,000
Short-term funds – 1.3%
John Hancock Collateral Trust, 0.0470% (F)(G)	938,400	9,388,598
Repurchase agreement – 1.1%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $7,834,000 on 4-1-21, collateralized by $7,993,500 U.S. Treasury Notes, 0.125% due 3-31-23 (valued at $7,990,686)	$7,834,000	7,834,000
TOTAL SHORT-TERM INVESTMENTS (Cost $52,223,134)		$52,222,598
Total Investments (Small Cap Index Trust) (Cost $467,648,464) – 100.7%		$710,083,246
Other assets and liabilities, net – (0.7%)		(4,809,512)
TOTAL NET ASSETS – 100.0%		$705,273,734
Small Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $13,119,423. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $4,065,695 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	431	Long	Jun 2021	$50,156,381	$47,894,875	$(2,261,506)
						$(2,261,506)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 2.1%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,524	$74,859
Cincinnati Bell, Inc. (A)	1,172	17,990
Consolidated Communications Holdings, Inc. (A)	4,985	35,892
Iridium Communications, Inc. (A)	2,520	103,950
Liberty Latin America, Ltd., Class A (A)	2,622	33,640
Liberty Latin America, Ltd., Class C (A)	8,946	116,119
		382,450
Entertainment – 0.5%
Ballantyne Strong, Inc. (A)	1,114	2,908
Liberty Media Corp.-Liberty Braves, Class A (A)	512	14,597
Liberty Media Corp.-Liberty Braves, Class C (A)	1,200	33,384
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,497	57,215
Liberty Media Corp.-Liberty Formula One, Series C (A)	9,557	413,723
Lions Gate Entertainment Corp., Class A (A)	5,418	80,999
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Lions Gate Entertainment Corp., Class B (A)	6,529	$84,224
Madison Square Garden Entertainment Corp. (A)	136	11,125
Reading International, Inc., Class A (A)	1,100	6,105
The Marcus Corp. (A)	2,916	58,291
		762,571
Interactive media and services – 0.1%
Cars.com, Inc. (A)	6,379	82,672
DHI Group, Inc. (A)	5,212	17,460
Yelp, Inc. (A)	1,135	44,265
		144,397
Media – 1.1%
A.H. Belo Corp., Class A	4,238	8,857
AMC Networks, Inc., Class A (A)	1,328	70,596
Beasley Broadcast Group, Inc., Class A (A)	502	1,421
Boston Omaha Corp., Class A (A)	600	17,736
Entercom Communications Corp., Class A (A)	3,302	17,336
Entravision Communications Corp., Class A	5,075	20,503

209

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gannett Company, Inc. (A)	7,195	$38,709
Gray Television, Inc.	7,792	143,373
Hemisphere Media Group, Inc. (A)	951	11,079
John Wiley & Sons, Inc., Class A	2,305	124,931
Meredith Corp. (A)	3,097	92,229
News Corp., Class B	1,325	31,085
Nexstar Media Group, Inc., Class A	2,212	310,631
Scholastic Corp.	2,233	67,236
TEGNA, Inc.	8,626	162,428
The EW Scripps Company, Class A	5,843	112,595
The Interpublic Group of Companies, Inc.	20,071	586,073
		1,816,818
Wireless telecommunication services – 0.2%
Spok Holdings, Inc.	3,863	40,523
Telephone & Data Systems, Inc.	8,489	194,907
United States Cellular Corp. (A)	3,059	111,592
		347,022
		3,453,258
Consumer discretionary – 14.4%
Auto components – 2.3%
Adient PLC (A)	4,046	178,833
American Axle & Manufacturing Holdings, Inc. (A)	6,125	59,168
Autoliv, Inc. (A)	1,152	106,906
BorgWarner, Inc.	10,814	501,337
Cooper Tire & Rubber Company	4,326	242,169
Cooper-Standard Holdings, Inc. (A)	1,311	47,616
Dana, Inc.	6,999	170,286
Dorman Products, Inc. (A)	3,786	388,595
Fox Factory Holding Corp. (A)	8,746	1,111,267
Gentherm, Inc. (A)	420	31,126
Horizon Global Corp. (A)	878	9,070
Lear Corp.	1,970	357,063
Modine Manufacturing Company (A)	5,862	86,582
Motorcar Parts of America, Inc. (A)	1,585	35,663
Patrick Industries, Inc.	200	17,000
Standard Motor Products, Inc.	2,263	94,096
Stoneridge, Inc. (A)	1,672	53,186
Strattec Security Corp. (A)	924	43,336
The Goodyear Tire & Rubber Company (A)	17,127	300,921
		3,834,220
Automobiles – 0.3%
Harley-Davidson, Inc.	6,311	253,071
Thor Industries, Inc.	901	121,401
Winnebago Industries, Inc.	1,336	102,485
		476,957
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,227	47,473
Weyco Group, Inc.	1,316	28,465
		75,938
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	4,502	178,009
American Public Education, Inc. (A)	1,450	51,664
Carriage Services, Inc.	1,797	63,236
Graham Holdings Company, Class B	347	195,167
Grand Canyon Education, Inc. (A)	8,155	873,401
Houghton Mifflin Harcourt Company (A)	5,833	44,447
Laureate Education, Inc., Class A (A)	2,412	32,779
Lincoln Educational Services Corp. (A)	1,100	7,051
OneSpaWorld Holdings, Ltd. (A)	2,242	23,877
Perdoceo Education Corp. (A)	3,146	37,626
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Stride, Inc. (A)	3,438	$103,518
Universal Technical Institute, Inc. (A)	3,087	18,028
Zovio, Inc. (A)	3,463	14,060
		1,642,863
Hotels, restaurants and leisure – 1.4%
Ark Restaurants Corp. (A)	64	1,289
Biglari Holdings, Inc., Class A (A)	3	2,027
Biglari Holdings, Inc., Class B (A)	102	13,542
Bluegreen Vacations Holding Corp. (A)	348	6,452
Carrols Restaurant Group, Inc. (A)	1,688	10,103
Churchill Downs, Inc.	3,278	745,483
Chuy's Holdings, Inc. (A)	19,391	859,409
Del Taco Restaurants, Inc.	2,438	23,356
Dover Motorsports, Inc.	400	824
El Pollo Loco Holdings, Inc. (A)	2,613	42,122
Extended Stay America, Inc.	6,744	133,194
Fiesta Restaurant Group, Inc. (A)	1,348	16,971
International Game Technology PLC (A)	6,958	111,676
Marriott Vacations Worldwide Corp. (A)	1,226	213,545
Monarch Casino & Resort, Inc. (A)	1,278	77,472
Playa Hotels & Resorts NV (A)	2,743	20,024
Potbelly Corp. (A)	2,073	12,251
Red Robin Gourmet Burgers, Inc. (A)	731	29,160
		2,318,900
Household durables – 2.7%
Bassett Furniture Industries, Inc.	1,234	29,949
Beazer Homes USA, Inc. (A)	700	14,644
Cavco Industries, Inc. (A)	606	136,720
Century Communities, Inc. (A)	1,640	98,925
Ethan Allen Interiors, Inc.	1,706	47,103
Flexsteel Industries, Inc.	1,118	38,962
Hooker Furniture Corp.	2,121	77,332
iRobot Corp. (A)	884	108,007
KB Home	6,043	281,181
La-Z-Boy, Inc.	3,617	153,650
LGI Homes, Inc. (A)	1,268	189,325
Lifetime Brands, Inc.	2,931	43,056
M/I Homes, Inc. (A)	2,195	129,659
MDC Holdings, Inc.	4,831	286,961
Meritage Homes Corp. (A)	2,551	234,488
Mohawk Industries, Inc. (A)	3,270	628,854
PulteGroup, Inc.	3,713	194,710
Taylor Morrison Home Corp. (A)	7,422	228,672
The New Home Company, Inc. (A)	831	4,354
Toll Brothers, Inc.	10,667	605,139
TopBuild Corp. (A)	2,630	550,801
Tri Pointe Homes, Inc. (A)	11,625	236,685
Universal Electronics, Inc. (A)	521	28,639
VOXX International Corp. (A)	3,131	59,677
Whirlpool Corp.	490	107,972
		4,515,465
Internet and direct marketing retail – 0.2%
Lands' End, Inc. (A)	700	17,367
Liquidity Services, Inc. (A)	1,691	31,419
Qurate Retail, Inc., Series A	20,519	241,303
		290,089
Leisure products – 0.3%
Acushnet Holdings Corp.	3,628	149,945
American Outdoor Brands, Inc. (A)	214	5,393
Escalade, Inc.	3,529	73,791
Johnson Outdoors, Inc., Class A	766	109,347
Nautilus, Inc. (A)	1,580	24,711
Smith & Wesson Brands, Inc.	859	14,990

210

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Vista Outdoor, Inc. (A)	3,475	$111,443
		489,620
Multiline retail – 1.0%
Big Lots, Inc.	1,719	117,408
Dillard's, Inc., Class A (B)	2,339	225,877
Kohl's Corp.	9,676	576,786
Macy's, Inc. (A)	14,575	235,969
Ollie's Bargain Outlet Holdings, Inc. (A)	5,143	447,441
		1,603,481
Specialty retail – 4.2%
Abercrombie & Fitch Company, Class A (A)	5,916	202,978
Advance Auto Parts, Inc.	1,534	281,474
American Eagle Outfitters, Inc.	4,130	120,761
America's Car-Mart, Inc. (A)	192	29,255
Asbury Automotive Group, Inc. (A)	767	150,716
AutoNation, Inc. (A)	6,612	616,371
Barnes & Noble Education, Inc. (A)	6,174	50,256
Big 5 Sporting Goods Corp.	2,004	31,463
Boot Barn Holdings, Inc. (A)	2,080	129,605
Build-A-Bear Workshop, Inc. (A)	2,470	17,043
Citi Trends, Inc. (A)	1,533	128,435
Conn's, Inc. (A)	76	1,478
Designer Brands, Inc., Class A (A)	5,177	90,080
Dick's Sporting Goods, Inc.	4,295	327,064
Five Below, Inc. (A)	3,994	762,015
Foot Locker, Inc.	5,430	305,438
Genesco, Inc. (A)	1,511	71,773
Group 1 Automotive, Inc.	1,693	267,138
Guess?, Inc.	6,368	149,648
Haverty Furniture Companies, Inc.	1,920	71,405
Hibbett Sports, Inc. (A)	1,307	90,039
Lithia Motors, Inc., Class A	3,344	1,304,461
MarineMax, Inc. (A)	2,016	99,510
Monro, Inc.	1,345	88,501
Penske Automotive Group, Inc.	5,153	413,477
Rent-A-Center, Inc.	1,084	62,503
Shoe Carnival, Inc.	1,352	83,662
Signet Jewelers, Ltd. (A)	4,374	253,605
Sonic Automotive, Inc., Class A	1,811	89,771
The Aaron's Company, Inc.	1,356	34,822
The Buckle, Inc.	2,056	80,760
The Cato Corp., Class A (A)	1,957	23,484
The ODP Corp. (A)	3,355	145,238
Tilly's, Inc., Class A (A)	712	8,060
Urban Outfitters, Inc. (A)	4,660	173,305
Zumiez, Inc. (A)	2,122	91,034
		6,846,628
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	4,479	228,429
Culp, Inc.	334	5,140
Delta Apparel, Inc. (A)	500	13,565
Fossil Group, Inc. (A)	1,707	21,167
G-III Apparel Group, Ltd. (A)	3,397	102,386
Lakeland Industries, Inc. (A)	1,110	30,925
Movado Group, Inc.	1,758	50,015
Oxford Industries, Inc.	4,723	412,885
PVH Corp. (A)	3,178	335,915
Ralph Lauren Corp. (A)	189	23,277
Rocky Brands, Inc.	1,478	79,901
Steven Madden, Ltd.	820	30,553
Superior Group of Companies, Inc.	663	16,853
Tapestry, Inc. (A)	2,716	111,926
Unifi, Inc. (A)	2,453	67,605
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Vera Bradley, Inc. (A)	2,034	$20,543
		1,551,085
		23,645,246
Consumer staples – 4.1%
Beverages – 0.3%
MGP Ingredients, Inc.	571	33,775
Molson Coors Beverage Company, Class B (A)	8,113	414,980
		448,755
Food and staples retailing – 1.4%
Ingles Markets, Inc., Class A	1,895	116,827
Natural Grocers by Vitamin Cottage, Inc.	1,014	17,796
Performance Food Group Company (A)	13,250	763,333
PriceSmart, Inc.	4,641	449,017
Rite Aid Corp. (A)	1,483	30,342
SpartanNash Company	4,194	82,328
Sprouts Farmers Market, Inc. (A)	3,145	83,720
The Andersons, Inc.	3,784	103,606
The Chefs' Warehouse, Inc. (A)	1,493	45,477
U.S. Foods Holding Corp. (A)	8,543	325,659
United Natural Foods, Inc. (A)	3,818	125,765
Village Super Market, Inc., Class A	685	16,145
Weis Markets, Inc.	2,671	150,965
		2,310,980
Food products – 1.9%
Alico, Inc.	341	10,182
B&G Foods, Inc. (B)	1,941	60,287
Bunge, Ltd.	6,241	494,724
Cal-Maine Foods, Inc. (A)	831	31,927
Darling Ingredients, Inc. (A)	11,669	858,605
Farmer Brothers Company (A)	1,069	11,160
Flowers Foods, Inc.	1,295	30,821
Fresh Del Monte Produce, Inc.	3,135	89,755
Hostess Brands, Inc. (A)	4,208	60,343
Ingredion, Inc.	3,230	290,442
J&J Snack Foods Corp.	210	32,976
Landec Corp. (A)	3,130	33,178
Limoneira Company	199	3,483
Pilgrim's Pride Corp. (A)	4,417	105,080
Post Holdings, Inc. (A)	4,147	438,421
Sanderson Farms, Inc.	1,287	200,489
Seaboard Corp.	52	191,879
Seneca Foods Corp., Class A (A)	1,409	66,350
The Simply Good Foods Company (A)	2,032	61,813
TreeHouse Foods, Inc. (A)	1,084	56,628
		3,128,543
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	90,090
Central Garden & Pet Company, Class A (A)	3,288	170,614
Oil-Dri Corp. of America	531	18,288
Spectrum Brands Holdings, Inc.	1,296	110,160
		389,152
Personal products – 0.2%
Coty, Inc., Class A (A)	15,614	140,682
Edgewell Personal Care Company	1,909	75,596
Mannatech, Inc.	276	5,625
Natural Alternatives International, Inc. (A)	200	3,072
Nu Skin Enterprises, Inc., Class A	2,536	134,129
		359,104

211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco – 0.1%
Universal Corp.	2,175	$128,303
		6,764,837
Energy – 4.2%
Energy equipment and services – 0.8%
Archrock, Inc.	9,027	85,666
Bristow Group, Inc. (A)	625	16,175
ChampionX Corp. (A)	7,558	164,235
Dawson Geophysical Company (A)	3,948	9,673
Dril-Quip, Inc. (A)	2,786	92,579
Exterran Corp. (A)	4,737	15,916
Frank's International NV (A)	6,959	24,704
Geospace Technologies Corp. (A)	516	4,706
Gulf Island Fabrication, Inc. (A)	3,019	11,653
Helix Energy Solutions Group, Inc. (A)	14,129	71,351
Helmerich & Payne, Inc.	5,043	135,959
KLX Energy Services Holdings, Inc. (A)	373	5,979
Liberty Oilfield Services, Inc., Class A (A)	2,721	30,720
Nabors Industries, Ltd. (A)(B)	597	55,790
Natural Gas Services Group, Inc. (A)	2,620	24,733
Newpark Resources, Inc. (A)	6,750	21,195
NexTier Oilfield Solutions, Inc. (A)	8,103	30,143
NOV, Inc. (A)	2,353	32,283
Oceaneering International, Inc. (A)	2,247	25,661
Oil States International, Inc. (A)	4,041	24,367
Patterson-UTI Energy, Inc.	14,112	100,619
ProPetro Holding Corp. (A)	2,374	25,307
RPC, Inc. (A)	2,090	11,286
SEACOR Marine Holdings, Inc. (A)	2,432	12,963
Select Energy Services, Inc., Class A (A)	2,493	12,415
Technip Energies NV, ADR (A)	2,809	42,051
TechnipFMC PLC (A)	20,822	160,746
Tidewater, Inc. (A)	391	4,899
Transocean, Ltd. (A)	13,252	47,045
U.S. Silica Holdings, Inc. (A)	4,282	52,626
		1,353,445
Oil, gas and consumable fuels – 3.4%
Adams Resources & Energy, Inc.	724	20,279
Antero Midstream Corp.	7,529	67,987
Antero Resources Corp. (A)	20,791	212,068
APA Corp.	368	6,587
Ardmore Shipping Corp. (A)	1,174	5,330
Berry Corp.	1,497	8,248
Bonanza Creek Energy, Inc. (A)	1,183	42,269
Cabot Oil & Gas Corp.	9,113	171,142
Callon Petroleum Company (A)	1,492	57,517
Centennial Resource Development, Inc., Class A (A)	11,699	49,136
Cimarex Energy Company	1,146	68,061
Clean Energy Fuels Corp. (A)	11,526	158,367
CNX Resources Corp. (A)	18,164	267,011
CONSOL Energy, Inc. (A)	2,270	22,064
Continental Resources, Inc. (A)	10,297	266,383
CVR Energy, Inc.	1,951	37,420
Delek US Holdings, Inc.	6,080	132,422
Denbury, Inc. (A)	1,312	62,832
Devon Energy Corp.	20,347	444,582
DHT Holdings, Inc.	10,864	64,424
Diamondback Energy, Inc.	1,755	128,975
Dorian LPG, Ltd. (A)	1,157	15,191
EnLink Midstream LLC (A)	15,746	67,550
EQT Corp. (A)	14,983	278,384
Equitrans Midstream Corp.	14,382	117,357
GasLog, Ltd.	2,719	15,689
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Green Plains, Inc. (A)	5,268	$142,605
HollyFrontier Corp.	8,137	291,142
International Seaways, Inc.	1,434	27,791
Kosmos Energy, Ltd. (A)	13,783	42,314
Laredo Petroleum, Inc. (A)	56	1,683
Marathon Oil Corp.	35,066	374,505
Matador Resources Company	5,416	127,005
Murphy Oil Corp.	12,648	207,554
NACCO Industries, Inc., Class A	700	17,465
Nordic American Tankers, Ltd.	2,259	7,342
Overseas Shipholding Group, Inc., Class A (A)	861	1,774
Par Pacific Holdings, Inc. (A)	399	5,634
PBF Energy, Inc., Class A (A)	9,324	131,935
PDC Energy, Inc. (A)	7,428	255,523
Peabody Energy Corp. (A)	6,070	18,574
Penn Virginia Corp. (A)	651	8,723
PHX Minerals, Inc.	557	1,599
Range Resources Corp. (A)	13,645	140,953
Renewable Energy Group, Inc. (A)	4,097	270,566
REX American Resources Corp. (A)	268	22,558
SandRidge Energy, Inc. (A)	1,746	6,827
Scorpio Tankers, Inc.	2,441	45,061
SFL Corp., Ltd.	4,240	34,005
SilverBow Resources, Inc. (A)	324	2,521
SM Energy Company	6,189	101,314
Southwestern Energy Company (A)	32,647	151,809
Talos Energy, Inc. (A)	2,469	29,727
Targa Resources Corp.	6,410	203,518
Teekay Corp. (A)	286	915
Teekay Tankers, Ltd., Class A (A)	1,159	16,110
World Fuel Services Corp.	3,769	132,669
		5,608,996
		6,962,441
Financials – 20.3%
Banks – 11.5%
1st Source Corp.	2,392	113,811
Allegiance Bancshares, Inc.	308	12,486
Altabancorp	518	21,777
American National Bankshares, Inc.	991	32,772
American River Bankshares	2,249	36,681
Ameris Bancorp	15,606	819,471
Arrow Financial Corp.	440	14,656
Associated Banc-Corp.	14,499	309,409
Atlantic Capital Bancshares, Inc. (A)	667	16,075
Atlantic Union Bankshares Corp.	13,655	523,806
Banc of California, Inc.	3,461	62,575
BancFirst Corp.	230	16,259
BancorpSouth Bank	3,862	125,438
Bank of Commerce Holdings	2,506	31,952
Bank of Marin Bancorp	542	21,225
Bank OZK	5,996	244,937
BankFinancial Corp.	2,146	22,147
BankUnited, Inc.	2,793	122,752
Banner Corp.	3,129	166,870
Bar Harbor Bankshares	1,690	49,720
BCB Bancorp, Inc.	1,477	20,383
Berkshire Hills Bancorp, Inc.	3,974	88,700
BOK Financial Corp.	2,190	195,611
Boston Private Financial Holdings, Inc.	7,971	106,174
Brookline Bancorp, Inc.	7,510	112,650
Bryn Mawr Bank Corp.	1,969	89,609
Byline Bancorp, Inc.	683	14,445
C&F Financial Corp.	627	27,770
Cadence BanCorp	4,741	98,281

212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
California First Leasing Corp.	880	$15,242
Camden National Corp.	1,722	82,415
Capital City Bank Group, Inc.	1,865	48,527
CBTX, Inc.	400	12,288
Central Pacific Financial Corp.	2,460	65,633
Century Bancorp, Inc., Class A	497	46,375
Chemung Financial Corp.	723	30,236
CIT Group, Inc.	4,212	216,960
City Holding Company	400	32,712
Civista Bancshares, Inc.	514	11,791
CNB Financial Corp.	1,562	38,441
Columbia Banking System, Inc.	3,819	164,561
Comerica, Inc.	6,065	435,103
Community Trust Bancorp, Inc.	1,588	69,920
ConnectOne Bancorp, Inc.	1,273	32,271
CrossFirst Bankshares, Inc. (A)	1,024	14,121
Customers Bancorp, Inc. (A)	2,391	76,082
CVB Financial Corp.	3,279	72,433
Dime Community Bancshares, Inc.	3,390	102,175
Eagle Bancorp, Inc.	1,535	81,677
East West Bancorp, Inc.	461	34,022
Enterprise Bancorp, Inc.	246	8,000
Enterprise Financial Services Corp.	1,453	71,836
Equity Bancshares, Inc., Class A (A)	697	19,098
FB Financial Corp.	610	27,121
Financial Institutions, Inc.	1,481	44,859
First Bancorp (North Carolina)	3,205	139,418
First Bancorp (Puerto Rico)	17,832	200,788
First Busey Corp.	1,350	34,628
First Business Financial Services, Inc.	1,366	33,781
First Commonwealth Financial Corp.	9,089	130,609
First Community Bankshares, Inc.	2,201	66,008
First Financial Bancorp	8,716	209,184
First Financial Corp.	1,432	64,454
First Financial Northwest, Inc.	1,100	15,675
First Foundation, Inc.	1,677	39,342
First Hawaiian, Inc.	1,461	39,988
First Horizon Corp.	30,320	512,711
First Internet Bancorp	377	13,282
First Interstate BancSystem, Inc., Class A	1,946	89,594
First Merchants Corp.	4,769	221,759
First Mid Bancshares, Inc.	349	15,332
First Midwest Bancorp, Inc.	7,500	164,325
First Northwest Bancorp	800	13,296
Flushing Financial Corp.	3,421	72,628
FNB Corp.	18,182	230,911
Fulton Financial Corp.	13,097	223,042
German American Bancorp, Inc.	755	34,896
Great Southern Bancorp, Inc.	1,329	75,314
Great Western Bancorp, Inc.	3,593	108,832
Hancock Whitney Corp.	7,556	317,428
Hanmi Financial Corp.	3,082	60,808
HarborOne Bancorp, Inc.	3,617	48,721
Heartland Financial USA, Inc.	2,428	122,031
Heritage Commerce Corp.	2,225	27,190
Heritage Financial Corp.	1,481	41,823
Hilltop Holdings, Inc.	5,390	183,961
Home BancShares, Inc.	1,178	31,865
HomeTrust Bancshares, Inc.	560	13,636
Hope Bancorp, Inc.	11,326	170,570
Horizon Bancorp, Inc.	3,249	60,366
Independent Bank Corp. (Massachusetts)	885	74,508
Independent Bank Corp. (Michigan)	206	4,870
Independent Bank Group, Inc.	1,479	106,843
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
International Bancshares Corp.	5,571	$258,606
Investors Bancorp, Inc.	22,228	326,529
Lakeland Bancorp, Inc.	4,261	74,269
Macatawa Bank Corp.	5,091	50,655
Mercantile Bank Corp.	1,266	41,107
Midland States Bancorp, Inc.	670	18,586
MidWestOne Financial Group, Inc.	1,343	41,593
National Bank Holdings Corp., Class A	1,336	53,012
NBT Bancorp, Inc.	3,264	130,234
Nicolet Bankshares, Inc. (A)	565	47,155
Northrim BanCorp, Inc.	1,530	65,040
Norwood Financial Corp.	1,188	31,613
OceanFirst Financial Corp.	1,393	33,348
OFG Bancorp	4,824	109,119
Old National Bancorp	12,650	244,651
Old Second Bancorp, Inc.	2,721	35,944
Origin Bancorp, Inc.	515	21,841
Pacific Mercantile Bancorp (A)	762	6,782
Pacific Premier Bancorp, Inc.	3,858	167,592
PacWest Bancorp	9,138	348,615
Peapack-Gladstone Financial Corp.	1,625	50,180
Penns Woods Bancorp, Inc.	1,188	28,619
Peoples Bancorp, Inc.	2,153	71,415
People's United Financial, Inc.	24,691	441,969
Pinnacle Financial Partners, Inc.	11,550	1,024,023
Popular, Inc.	6,493	456,588
Preferred Bank	589	37,508
Premier Financial Bancorp, Inc.	2,821	52,442
Primis Financial Corp.	3,850	55,979
Prosperity Bancshares, Inc.	2,921	218,754
QCR Holdings, Inc.	1,211	57,183
Renasant Corp.	4,029	166,720
Republic Bancorp, Inc., Class A	1,724	76,356
S&T Bancorp, Inc.	3,436	115,106
Sandy Spring Bancorp, Inc.	2,800	121,604
Seacoast Banking Corp. of Florida (A)	1,191	43,162
Shore Bancshares, Inc.	2,225	37,870
Sierra Bancorp	1,759	47,141
Simmons First National Corp., Class A	6,232	184,903
South State Corp.	3,046	239,141
Southern First Bancshares, Inc. (A)	237	11,111
Southside Bancshares, Inc.	374	14,403
Sterling Bancorp	11,335	260,932
Synovus Financial Corp.	4,323	197,777
TCF Financial Corp.	8,981	417,257
Texas Capital Bancshares, Inc. (A)	2,159	153,116
The Bancorp, Inc. (A)	4,825	99,974
The Bank of NT Butterfield & Son, Ltd.	445	17,008
The First Bancorp, Inc.	1,769	51,637
The First Bancshares, Inc.	611	22,369
The First of Long Island Corp.	1,039	22,079
Towne Bank	4,414	134,186
TriCo Bancshares	721	34,154
TriState Capital Holdings, Inc. (A)	1,242	28,641
Triumph Bancorp, Inc. (A)	997	77,158
Trustmark Corp.	5,532	186,207
UMB Financial Corp.	939	86,698
Umpqua Holdings Corp.	15,792	277,150
United Bankshares, Inc.	7,105	274,111
United Community Banks, Inc.	5,084	173,466
Univest Financial Corp.	2,460	70,331
Valley National Bancorp	27,685	380,392
Veritex Holdings, Inc.	1,384	45,284
Washington Trust Bancorp, Inc.	635	32,785
Webster Financial Corp.	466	25,681

213

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
WesBanco, Inc.	5,327	$192,092
Wintrust Financial Corp.	1,992	150,994
Zions Bancorp NA	8,491	466,665
		18,923,370
Capital markets – 1.7%
Blucora, Inc. (A)	6,814	113,385
Cowen, Inc., Class A	2,956	103,903
Houlihan Lokey, Inc.	11,184	743,848
Invesco, Ltd.	20,349	513,202
Janus Henderson Group PLC	8,689	270,662
Oppenheimer Holdings, Inc., Class A	1,974	79,059
Stifel Financial Corp.	10,922	699,663
StoneX Group, Inc. (A)	1,346	88,001
Virtus Investment Partners, Inc.	305	71,828
Waddell & Reed Financial, Inc., Class A	4,157	104,133
		2,787,684
Consumer finance – 1.2%
Ally Financial, Inc.	8,234	372,259
Encore Capital Group, Inc. (A)	2,320	93,334
Enova International, Inc. (A)	707	25,084
EZCORP, Inc., Class A (A)	3,087	15,342
LendingClub Corp. (A)	3,292	54,384
Navient Corp.	18,244	261,072
Nelnet, Inc., Class A	2,648	192,616
Nicholas Financial, Inc. (A)	75	793
OneMain Holdings, Inc.	5,836	313,510
PRA Group, Inc. (A)	1,637	60,684
PROG Holdings, Inc. (A)	2,712	117,402
Regional Management Corp.	573	19,860
Santander Consumer USA Holdings, Inc.	16,731	452,741
		1,979,081
Diversified financial services – 0.5%
Cannae Holdings, Inc. (A)	1,003	39,739
Jefferies Financial Group, Inc.	11,083	333,598
Marlin Business Services Corp.	1,698	23,161
NewStar Financial, Inc. (A)(C)	5,739	583
Voya Financial, Inc.	7,710	490,664
		887,745
Insurance – 3.8%
Alleghany Corp. (A)	535	335,065
Ambac Financial Group, Inc. (A)	1,536	25,713
American Equity Investment Life Holding Company	7,384	232,818
American National Group, Inc.	1,609	173,563
Argo Group International Holdings, Ltd.	3,091	155,539
Assured Guaranty, Ltd.	6,879	290,844
Athene Holding, Ltd., Class A (A)	10,718	540,187
Axis Capital Holdings, Ltd.	3,625	179,691
Brighthouse Financial, Inc. (A)	3,376	149,388
CNA Financial Corp.	1,031	46,014
CNO Financial Group, Inc.	11,081	269,157
Donegal Group, Inc., Class A	2,876	42,737
Employers Holdings, Inc.	2,717	116,994
Enstar Group, Ltd. (A)	623	153,713
Everest Re Group, Ltd.	1,552	384,601
FBL Financial Group, Inc., Class A	2,068	115,643
FedNat Holding Company	1,090	5,047
First American Financial Corp.	3,711	210,228
Genworth Financial, Inc., Class A (A)	14,291	47,446
Global Indemnity Group LLC, Class A	1,190	35,272
Globe Life, Inc.	1,772	171,228
Greenlight Capital Re, Ltd., Class A (A)	2,616	22,759
Hallmark Financial Services, Inc. (A)	4,008	15,551
Heritage Insurance Holdings, Inc.	10,353	114,711
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp.	3,603	$155,686
Independence Holding Company	1,947	77,588
Investors Title Company	189	31,374
Kemper Corp.	500	40,521
Lincoln National Corp.	8,431	524,998
MBIA, Inc. (A)	4,333	41,683
Mercury General Corp.	1,441	87,627
National Western Life Group, Inc., Class A	221	55,029
Old Republic International Corp.	10,611	231,744
ProAssurance Corp.	2,100	56,196
Protective Insurance Corp., Class B	1,154	26,392
Reinsurance Group of America, Inc.	2,994	377,394
Safety Insurance Group, Inc.	612	51,561
SiriusPoint, Ltd. (A)	2,292	23,310
State Auto Financial Corp.	3,787	74,642
Stewart Information Services Corp.	2,162	112,489
United Fire Group, Inc.	1,897	66,016
United Insurance Holdings Corp.	1,482	10,685
Unum Group	11,366	316,316
White Mountains Insurance Group, Ltd.	119	132,673
		6,327,833
Thrifts and mortgage finance – 1.6%
Axos Financial, Inc. (A)	1,833	86,169
Capitol Federal Financial, Inc.	12,278	162,622
ESSA Bancorp, Inc.	897	14,352
Federal Agricultural Mortgage Corp., Class C	491	49,454
Flagstar Bancorp, Inc.	4,596	207,280
Home Bancorp, Inc.	902	32,517
HomeStreet, Inc.	1,732	76,329
Kearny Financial Corp.	5,361	64,761
Merchants Bancorp	341	14,302
Meridian Bancorp, Inc.	1,625	29,933
Meta Financial Group, Inc.	2,595	117,579
MGIC Investment Corp.	8,611	119,262
Mr. Cooper Group, Inc. (A)	3,674	127,708
New York Community Bancorp, Inc.	28,861	364,226
NMI Holdings, Inc., Class A (A)	1,408	33,285
Northfield Bancorp, Inc.	4,819	76,718
Northwest Bancshares, Inc.	8,845	127,810
PennyMac Financial Services, Inc.	178	11,903
Premier Financial Corp.	1,989	66,154
Provident Financial Holdings, Inc.	1,778	30,048
Provident Financial Services, Inc.	4,435	98,812
Prudential Bancorp, Inc.	1,696	25,033
Radian Group, Inc.	5,799	134,827
Riverview Bancorp, Inc.	5,483	37,997
Southern Missouri Bancorp, Inc.	1,012	39,893
Territorial Bancorp, Inc.	1,722	45,564
TrustCo Bank Corp.	9,134	67,318
Walker & Dunlop, Inc.	276	28,356
Washington Federal, Inc.	2,236	68,869
Waterstone Financial, Inc.	3,099	63,282
Western New England Bancorp, Inc.	4,739	39,950
WSFS Financial Corp.	3,099	154,299
		2,616,612
		33,522,325
Health care – 12.3%
Biotechnology – 3.7%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	16,452
Albireo Pharma, Inc. (A)	13,400	472,350
Alkermes PLC (A)	830	15,504
AnaptysBio, Inc. (A)	1,489	32,088

214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Anika Therapeutics, Inc. (A)	533	$21,741
Arena Pharmaceuticals, Inc. (A)	6,764	469,354
Biohaven Pharmaceutical Holding Company, Ltd. (A)	6,555	448,034
Chimerix, Inc. (A)	2,352	22,673
Concert Pharmaceuticals, Inc. (A)	1,198	5,978
Deciphera Pharmaceuticals, Inc. (A)	12,600	564,984
Eagle Pharmaceuticals, Inc. (A)	236	9,851
Emergent BioSolutions, Inc. (A)	6,068	563,778
Enanta Pharmaceuticals, Inc. (A)	279	13,760
Five Prime Therapeutics, Inc. (A)	1,389	52,324
Halozyme Therapeutics, Inc. (A)	13,540	564,483
Insmed, Inc. (A)	10,250	349,115
Myriad Genetics, Inc. (A)	1,802	54,871
OPKO Health, Inc. (A)	2,204	9,455
Oyster Point Pharma, Inc. (A)	24,945	455,995
PDL BioPharma, Inc. (A)(C)	5,434	9,292
Travere Therapeutics, Inc. (A)	20,977	523,796
United Therapeutics Corp. (A)	1,020	170,615
Vanda Pharmaceuticals, Inc. (A)	3,056	45,901
Veracyte, Inc. (A)	9,423	506,486
Vericel Corp. (A)	14,106	783,588
		6,182,468
Health care equipment and supplies – 3.1%
AngioDynamics, Inc. (A)	5,377	125,822
AtriCure, Inc. (A)	10,589	693,791
Avanos Medical, Inc. (A)	3,306	144,604
Cantel Medical Corp. (A)	630	50,299
Cardiovascular Systems, Inc. (A)	13,644	523,111
CONMED Corp.	150	19,589
CryoLife, Inc. (A)	18,033	407,185
CryoPort, Inc. (A)	9,564	497,424
Envista Holdings Corp. (A)	7,465	304,572
FONAR Corp. (A)	463	8,376
Globus Medical, Inc., Class A (A)	11,211	691,382
ICU Medical, Inc. (A)	2,116	434,711
Inogen, Inc. (A)	400	21,008
Integer Holdings Corp. (A)	2,433	224,079
Integra LifeSciences Holdings Corp. (A)	8,923	616,490
Invacare Corp.	3,396	27,236
Kewaunee Scientific Corp. (A)	83	1,024
LENSAR, Inc. (A)	783	5,685
Merit Medical Systems, Inc. (A)	1,549	92,754
Natus Medical, Inc. (A)	1,169	29,938
NuVasive, Inc. (A)	1,639	107,453
Orthofix Medical, Inc. (A)	541	23,452
Surgalign Holdings, Inc. (A)	4,931	10,750
Utah Medical Products, Inc.	139	12,037
Varex Imaging Corp. (A)	1,166	23,891
		5,096,663
Health care providers and services – 3.1%
Acadia Healthcare Company, Inc. (A)	17,895	1,022,486
Addus HomeCare Corp. (A)	448	46,856
AMN Healthcare Services, Inc. (A)	590	43,483
Brookdale Senior Living, Inc. (A)	14,058	85,051
Castle Biosciences, Inc. (A)	8,776	600,805
Covetrus, Inc. (A)	759	22,747
Cross Country Healthcare, Inc. (A)	2,734	34,148
HealthEquity, Inc. (A)	8,958	609,144
LHC Group, Inc. (A)	3,648	697,534
Magellan Health, Inc. (A)	2,125	198,135
MEDNAX, Inc. (A)	6,772	172,483
ModivCare, Inc. (A)	470	69,616
National HealthCare Corp.	1,628	126,837
Option Care Health, Inc. (A)	1,559	27,657
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Owens & Minor, Inc.	5,226	$196,445
Patterson Companies, Inc.	4,209	134,478
Premier, Inc., Class A	5,207	176,257
Select Medical Holdings Corp. (A)	4,669	159,213
Star Equity Holdings, Inc. (A)	310	967
Surgery Partners, Inc. (A)	396	17,527
The Pennant Group, Inc. (A)	262	12,000
Triple-S Management Corp., Class B (A)	2,760	71,843
Universal Health Services, Inc., Class B	2,098	279,852
US Physical Therapy, Inc.	3,742	389,542
		5,195,106
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	9,018	135,405
HealthStream, Inc. (A)	1,369	30,583
HMS Holdings Corp. (A)	1,707	63,116
NextGen Healthcare, Inc. (A)	1,561	28,254
		257,358
Life sciences tools and services – 1.0%
Harvard Bioscience, Inc. (A)	6,562	35,829
Luminex Corp.	2,011	64,151
Medpace Holdings, Inc. (A)	4,387	719,687
Syneos Health, Inc. (A)	10,507	796,956
		1,616,623
Pharmaceuticals – 1.2%
Amphastar Pharmaceuticals, Inc. (A)	600	10,992
Cumberland Pharmaceuticals, Inc. (A)	956	2,897
Endo International PLC (A)	2,935	21,748
Jazz Pharmaceuticals PLC (A)	733	120,483
Perrigo Company PLC	4,847	196,158
Phathom Pharmaceuticals, Inc. (A)	12,676	476,111
Prestige Consumer Healthcare, Inc. (A)	2,372	104,558
Supernus Pharmaceuticals, Inc. (A)	19,043	498,546
Taro Pharmaceutical Industries, Ltd. (A)	303	22,346
Zogenix, Inc. (A)	25,561	498,951
		1,952,790
		20,301,008
Industrials – 20.4%
Aerospace and defense – 0.7%
AAR Corp. (A)	3,682	153,355
CPI Aerostructures, Inc. (A)	1,400	6,356
Cubic Corp.	2,261	168,603
Curtiss-Wright Corp.	1,175	139,355
Ducommun, Inc. (A)	1,674	100,440
Kaman Corp.	2,106	108,017
Maxar Technologies, Inc.	1,000	37,820
Moog, Inc., Class A	1,748	145,346
National Presto Industries, Inc.	244	24,905
Park Aerospace Corp.	2,083	27,537
SIFCO Industries, Inc. (A)	1,000	12,540
Spirit AeroSystems Holdings, Inc., Class A	477	23,206
Textron, Inc.	4,476	251,014
Vectrus, Inc. (A)	608	32,492
		1,230,986
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	1,670	48,864
Atlas Air Worldwide Holdings, Inc. (A)	2,943	177,875
Echo Global Logistics, Inc. (A)	2,257	70,892
Forward Air Corp.	1,054	93,606
Hub Group, Inc., Class A (A)	2,878	193,632
Radiant Logistics, Inc. (A)	1,875	13,031
XPO Logistics, Inc. (A)	1,111	136,986
		734,886

215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines – 0.4%
Alaska Air Group, Inc. (A)	834	$57,721
Copa Holdings SA, Class A (A)	905	73,115
Hawaiian Holdings, Inc. (A)	2,263	60,354
JetBlue Airways Corp. (A)	3,526	71,719
SkyWest, Inc. (A)	4,337	236,280
Spirit Airlines, Inc. (A)	5,299	195,533
		694,722
Building products – 1.6%
American Woodmark Corp. (A)	501	49,389
Apogee Enterprises, Inc.	1,785	72,971
Armstrong Flooring, Inc. (A)	1,831	8,954
Builders FirstSource, Inc. (A)	5,134	238,064
Gibraltar Industries, Inc. (A)	12,600	1,153,026
Griffon Corp.	3,371	91,590
Insteel Industries, Inc.	1,989	61,341
JELD-WEN Holding, Inc. (A)	8,452	234,036
Masonite International Corp. (A)	1,068	123,076
PGT Innovations, Inc. (A)	784	19,796
Quanex Building Products Corp.	3,929	103,058
Resideo Technologies, Inc. (A)	4,444	125,543
UFP Industries, Inc.	4,551	345,148
		2,625,992
Commercial services and supplies – 1.5%
ABM Industries, Inc.	6,128	312,589
ACCO Brands Corp.	7,990	67,436
Acme United Corp.	733	28,910
ADT, Inc.	15,484	130,685
Brady Corp., Class A	874	46,715
BrightView Holdings, Inc. (A)	3,362	56,717
CECO Environmental Corp. (A)	1,395	11,062
Civeo Corp. (A)	673	10,304
Clean Harbors, Inc. (A)	2,053	172,575
Ennis, Inc.	2,608	55,681
Harsco Corp. (A)	1,730	29,670
Heritage-Crystal Clean, Inc. (A)	1,877	50,923
Herman Miller, Inc.	1,055	43,413
HNI Corp.	980	38,769
Interface, Inc.	1,199	14,964
KAR Auction Services, Inc. (A)	3,034	45,510
Kimball International, Inc., Class B	966	13,524
Knoll, Inc.	1,100	18,161
Matthews International Corp., Class A	1,190	47,065
NL Industries, Inc.	3,260	24,287
Ritchie Brothers Auctioneers, Inc.	14,244	833,986
Steelcase, Inc., Class A	4,596	66,136
Team, Inc. (A)	2,106	24,282
UniFirst Corp.	441	98,656
Viad Corp. (A)	1,664	69,472
Vidler Water Resouces, Inc. (A)	2,493	22,188
Virco Manufacturing Corp. (A)	1,200	3,720
VSE Corp.	1,368	54,036
		2,391,436
Construction and engineering – 2.0%
Aegion Corp. (A)	3,021	86,854
Ameresco, Inc., Class A (A)	1,889	91,862
API Group Corp. (A)(D)	2,846	58,855
Arcosa, Inc.	4,310	280,538
Argan, Inc.	604	32,223
Comfort Systems USA, Inc.	400	29,908
Dycom Industries, Inc. (A)	4,280	397,398
EMCOR Group, Inc.	1,077	120,796
Fluor Corp. (A)	4,059	93,722
Granite Construction, Inc.	4,459	179,475
Great Lakes Dredge & Dock Corp. (A)	8,200	119,556
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
IES Holdings, Inc. (A)	237	$11,947
MasTec, Inc. (A)	4,355	408,064
Matrix Service Company (A)	2,731	35,803
MYR Group, Inc. (A)	1,743	124,921
Northwest Pipe Company (A)	1,706	57,015
NV5 Global, Inc. (A)	290	28,005
Orion Group Holdings, Inc. (A)	4,263	25,876
Primoris Services Corp.	3,474	115,094
Quanta Services, Inc.	6,258	550,579
Sterling Construction Company, Inc. (A)	2,528	58,650
Tutor Perini Corp. (A)	4,867	92,230
Valmont Industries, Inc.	493	117,171
WillScot Mobile Mini Holdings Corp. (A)	9,184	254,856
		3,371,398
Electrical equipment – 1.3%
Acuity Brands, Inc.	150	24,750
Atkore, Inc. (A)	7,832	563,121
AZZ, Inc.	1,638	82,473
Encore Wire Corp.	2,149	144,262
EnerSys	756	68,645
LSI Industries, Inc.	4,131	35,237
nVent Electric PLC	4,483	125,121
Powell Industries, Inc.	1,244	42,134
Preformed Line Products Company	984	67,650
Regal Beloit Corp.	1,839	262,389
Sensata Technologies Holding PLC (A)	5,978	346,425
Thermon Group Holdings, Inc. (A)	14,470	282,020
Ultralife Corp. (A)	1,984	16,428
		2,060,655
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	2,110	347,264
Machinery – 5.7%
AGCO Corp.	3,829	550,036
Alamo Group, Inc.	4,997	780,282
Albany International Corp., Class A	1,211	101,082
Altra Industrial Motion Corp.	790	43,703
Astec Industries, Inc.	2,415	182,139
Barnes Group, Inc.	2,872	142,279
Chart Industries, Inc. (A)	2,140	304,629
CIRCOR International, Inc. (A)	1,614	56,199
Colfax Corp. (A)	8,935	391,442
Columbus McKinnon Corp.	2,178	114,911
Crane Company	882	82,829
EnPro Industries, Inc.	503	42,891
ESCO Technologies, Inc.	2,085	227,036
Federal Signal Corp.	4,369	167,333
Franklin Electric Company, Inc.	886	69,941
FreightCar America, Inc. (A)	735	4,847
Gates Industrial Corp. PLC (A)	4,373	69,924
Gencor Industries, Inc. (A)	2,100	28,161
Graham Corp.	333	4,742
Helios Technologies, Inc.	4,692	341,906
Hillenbrand, Inc.	740	35,305
Hurco Companies, Inc.	1,054	37,206
Hyster-Yale Materials Handling, Inc.	970	84,506
ITT, Inc.	1,509	137,183
Kadant, Inc.	218	40,332
Kennametal, Inc.	1,872	74,824
LB Foster Company, Class A (A)	1,699	30,412
Lydall, Inc. (A)	338	11,404
Miller Industries, Inc.	1,706	78,800
Mueller Industries, Inc.	854	35,313
Mueller Water Products, Inc., Class A	1,896	26,335

216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NN, Inc. (A)	2,376	$16,798
Oshkosh Corp.	2,932	347,911
Park-Ohio Holdings Corp.	749	23,586
Perma-Pipe International Holdings, Inc. (A)	1,100	6,688
RBC Bearings, Inc. (A)	3,748	737,494
REV Group, Inc.	1,000	19,160
Rexnord Corp.	4,054	190,903
Snap-on, Inc.	2,258	521,011
SPX FLOW, Inc.	2,346	148,572
Terex Corp.	1,593	73,390
The Eastern Company	1,471	39,423
The Gorman-Rupp Company	826	27,349
The Greenbrier Companies, Inc.	3,369	159,084
The LS Starrett Company, Class A (A)	1,530	9,869
The Manitowoc Company, Inc. (A)	2,882	59,427
The Middleby Corp. (A)	1,606	266,195
The Shyft Group, Inc.	30,061	1,118,269
The Timken Company	3,006	243,997
Titan International, Inc. (A)	3,936	36,526
TriMas Corp. (A)	1,856	56,274
Trinity Industries, Inc.	10,057	286,524
Twin Disc, Inc. (A)	1,650	15,774
Wabash National Corp.	1,306	24,553
Woodward, Inc.	5,099	615,092
		9,341,801
Marine – 0.3%
Costamare, Inc.	3,754	36,113
Eagle Bulk Shipping, Inc. (A)	393	14,195
Eneti, Inc.	512	10,767
Genco Shipping & Trading, Ltd.	1,028	10,362
Kirby Corp. (A)	2,094	126,226
Matson, Inc.	3,414	227,714
SEACOR Holdings, Inc. (A)	2,019	82,274
		507,651
Professional services – 2.4%
Acacia Research Corp. (A)	2,172	14,444
ASGN, Inc. (A)	1,215	115,960
CACI International, Inc., Class A (A)	2,822	696,075
CBIZ, Inc. (A)	4,857	158,630
CRA International, Inc.	1,251	93,375
Exponent, Inc.	7,510	731,850
Forrester Research, Inc. (A)	8,424	357,852
FTI Consulting, Inc. (A)	753	105,503
GP Strategies Corp. (A)	1,125	19,631
Heidrick & Struggles International, Inc.	1,972	70,440
Hill International, Inc. (A)	3,275	10,480
Huron Consulting Group, Inc. (A)	1,611	81,162
ICF International, Inc.	1,629	142,375
KBR, Inc.	6,509	249,881
Kelly Services, Inc., Class A (A)	4,330	96,429
Korn Ferry	4,157	259,272
ManpowerGroup, Inc.	1,674	165,559
ManTech International Corp., Class A	2,267	197,116
Mistras Group, Inc. (A)	1,232	14,057
Nielsen Holdings PLC	11,180	281,177
RCM Technologies, Inc. (A)	300	1,065
Resources Connection, Inc.	4,120	55,785
Science Applications International Corp.	246	20,563
TrueBlue, Inc. (A)	2,519	55,468
		3,994,149
Road and rail – 1.5%
AMERCO	819	501,719
ArcBest Corp.	2,353	165,581
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Covenant Logistics Group, Inc. (A)	1,513	$31,153
Heartland Express, Inc.	1,076	21,068
Knight-Swift Transportation Holdings, Inc.	14,430	693,939
Marten Transport, Ltd.	7,368	125,035
P.A.M. Transportation Services, Inc. (A)	675	41,648
Patriot Transportation Holding, Inc.	450	4,955
Ryder System, Inc.	4,039	305,550
Saia, Inc. (A)	782	180,314
Schneider National, Inc., Class B	2,862	71,464
USA Truck, Inc. (A)	1,375	26,276
Werner Enterprises, Inc.	4,946	233,303
		2,402,005
Trading companies and distributors – 2.3%
Air Lease Corp.	8,650	423,850
Applied Industrial Technologies, Inc.	205	18,690
Beacon Roofing Supply, Inc. (A)	3,611	188,928
Boise Cascade Company	2,384	142,635
CAI International, Inc.	1,738	79,114
DXP Enterprises, Inc. (A)	967	29,174
GATX Corp.	3,170	293,986
GMS, Inc. (A)	594	24,800
Houston Wire & Cable Company (A)	3,039	15,864
Lawson Products, Inc. (A)	591	30,649
McGrath RentCorp	2,000	161,300
MRC Global, Inc. (A)	2,745	24,787
MSC Industrial Direct Company, Inc., Class A	878	79,187
NOW, Inc. (A)	9,114	91,960
Rush Enterprises, Inc., Class A	3,370	167,927
Rush Enterprises, Inc., Class B	1,117	50,366
SiteOne Landscape Supply, Inc. (A)	6,154	1,050,734
Textainer Group Holdings, Ltd. (A)	1,991	57,042
Titan Machinery, Inc. (A)	2,816	71,808
Transcat, Inc. (A)	353	17,325
Triton International, Ltd.	5,687	312,728
Univar Solutions, Inc. (A)	4,757	102,466
Veritiv Corp. (A)	889	37,818
WESCO International, Inc. (A)	3,409	294,981
Willis Lease Finance Corp. (A)	406	17,645
		3,785,764
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	4,124	131,184
		33,619,893
Information technology – 12.0%
Communications equipment – 1.1%
ADTRAN, Inc.	5,269	87,887
BK Technologies Corp.	2,100	8,778
Communications Systems, Inc.	1,800	10,728
Comtech Telecommunications Corp.	3,221	80,010
Digi International, Inc. (A)	4,013	76,207
EchoStar Corp., Class A (A)	4,430	106,320
Harmonic, Inc. (A)	4,356	34,151
Juniper Networks, Inc.	12,213	309,355
NETGEAR, Inc. (A)	2,991	122,930
NetScout Systems, Inc. (A)	5,458	153,697
Optical Cable Corp. (A)	931	3,361
Ribbon Communications, Inc. (A)	1,083	8,891
TESSCO Technologies, Inc. (A)	1,750	12,670
ViaSat, Inc. (A)	1,003	48,214
Viavi Solutions, Inc. (A)	48,832	766,662
		1,829,861

217

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components – 3.4%
ADDvantage Technologies Group, Inc. (A)	428	$1,113
Arlo Technologies, Inc. (A)	3,031	19,035
Arrow Electronics, Inc. (A)	6,456	715,454
Avnet, Inc.	9,371	388,990
Bel Fuse, Inc., Class B	1,641	32,639
Belden, Inc.	1,539	68,285
Benchmark Electronics, Inc.	3,813	117,898
CTS Corp.	3,310	102,809
Daktronics, Inc. (A)	3,929	24,635
ePlus, Inc. (A)	950	94,658
Fabrinet (A)	2,958	267,374
Flex, Ltd. (A)	22,654	414,795
Frequency Electronics, Inc. (A)	1,783	20,130
Insight Enterprises, Inc. (A)	2,606	248,665
Jabil, Inc.	9,420	491,347
Key Tronic Corp. (A)	1,900	14,649
Kimball Electronics, Inc. (A)	3,614	93,241
Knowles Corp. (A)	6,866	143,637
Methode Electronics, Inc.	1,471	61,753
MTS Systems Corp. (A)	626	36,433
OSI Systems, Inc. (A)	1,047	100,617
PC Connection, Inc.	2,691	124,835
Plexus Corp. (A)	2,386	219,130
RF Industries, Ltd. (A)	120	727
Richardson Electronics, Ltd.	2,384	15,186
Rogers Corp. (A)	3,757	707,105
Sanmina Corp. (A)	5,879	243,273
ScanSource, Inc. (A)	2,542	76,133
SYNNEX Corp.	3,306	379,661
TTM Technologies, Inc. (A)	9,753	141,419
Vishay Intertechnology, Inc.	10,845	261,148
Vishay Precision Group, Inc. (A)	1,686	51,946
		5,678,720
IT services – 1.3%
Alliance Data Systems Corp.	741	83,059
BM Technologies, Inc. (A)	368	4,287
Concentrix Corp. (A)	3,306	494,974
Conduent, Inc. (A)	5,456	36,337
DXC Technology Company (A)	12,550	392,313
Endava PLC, ADR (A)	10,374	878,574
MAXIMUS, Inc.	845	75,239
Perficient, Inc. (A)	1,692	99,354
Sykes Enterprises, Inc. (A)	3,351	147,712
		2,211,849
Semiconductors and semiconductor equipment – 3.4%
Alpha & Omega Semiconductor, Ltd. (A)	3,269	106,896
Amkor Technology, Inc.	18,705	443,496
Amtech Systems, Inc. (A)	2,404	28,415
Axcelis Technologies, Inc. (A)	3,360	138,062
AXT, Inc. (A)	4,229	49,310
Brooks Automation, Inc.	10,066	821,889
CMC Materials, Inc.	2,140	378,331
Cohu, Inc. (A)	3,140	131,378
Diodes, Inc. (A)	3,133	250,139
DSP Group, Inc. (A)	1,080	15,390
Entegris, Inc.	6,875	768,625
First Solar, Inc. (A)	4,609	402,366
FormFactor, Inc. (A)	1,299	58,598
Kulicke & Soffa Industries, Inc.	4,804	235,924
MACOM Technology Solutions Holdings, Inc. (A)	8,885	515,508
MagnaChip Semiconductor Corp. (A)	799	19,895
NeoPhotonics Corp. (A)	3,808	45,506
ON Semiconductor Corp. (A)	1,241	51,638
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Onto Innovation, Inc. (A)	1,739	$114,270
PDF Solutions, Inc. (A)	2,193	38,992
Photronics, Inc. (A)	7,002	90,046
Rambus, Inc. (A)	4,286	83,320
Silicon Laboratories, Inc. (A)	3,784	533,809
Ultra Clean Holdings, Inc. (A)	2,706	157,056
Veeco Instruments, Inc. (A)	2,996	62,137
		5,540,996
Software – 2.5%
Aware, Inc. (A)	2,160	7,884
Bottomline Technologies DE, Inc. (A)	5,376	243,264
Cerence, Inc. (A)	10,831	970,241
Cognyte Software, Ltd. (A)	402	11,180
Ebix, Inc.	954	30,557
InterDigital, Inc.	1,773	112,497
j2 Global, Inc. (A)	1,241	148,746
OneSpan, Inc. (A)	1,048	25,676
Paylocity Holding Corp. (A)	5,102	917,493
Rapid7, Inc. (A)	12,035	897,931
The Descartes Systems Group, Inc. (A)	9,061	551,906
Verint Systems, Inc. (A)	402	18,287
Xperi Holding Corp.	4,859	105,780
		4,041,442
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc. (A)	1,439	19,283
NCR Corp. (A)	423	16,053
Stratasys, Ltd. (A)	2,906	75,265
Super Micro Computer, Inc. (A)	4,394	171,630
Xerox Holdings Corp.	8,939	216,950
		499,181
		19,802,049
Materials – 7.0%
Chemicals – 3.5%
AdvanSix, Inc. (A)	895	24,004
American Vanguard Corp.	2,118	43,228
Ashland Global Holdings, Inc.	2,677	237,637
Avient Corp.	16,245	767,901
Balchem Corp.	4,477	561,461
Cabot Corp.	1,934	101,419
CF Industries Holdings, Inc.	8,143	369,529
Core Molding Technologies, Inc. (A)	1,000	11,727
Element Solutions, Inc.	15,716	287,446
Ferro Corp. (A)	1,600	26,976
Flotek Industries, Inc. (A)	1,771	2,975
FutureFuel Corp.	4,276	62,130
GCP Applied Technologies, Inc. (A)	1,786	43,828
Hawkins, Inc.	1,460	48,939
HB Fuller Company	3,815	240,002
Huntsman Corp.	15,185	437,784
Innospec, Inc.	1,994	204,764
Intrepid Potash, Inc. (A)	504	16,410
Kraton Corp. (A)	3,085	112,880
Kronos Worldwide, Inc.	1,438	22,001
LSB Industries, Inc. (A)	567	2,909
Minerals Technologies, Inc.	2,502	188,451
Olin Corp.	6,642	252,197
PQ Group Holdings, Inc.	2,944	49,165
Quaker Chemical Corp.	1,890	460,725
Rayonier Advanced Materials, Inc. (A)	800	7,256
Sensient Technologies Corp.	1,410	109,980
Stepan Company	1,533	194,860
The Mosaic Company	3,180	100,520
Trecora Resources (A)	2,774	21,554
Tredegar Corp.	1,654	24,827

218

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Trinseo SA	940	$59,850
Tronox Holdings PLC, Class A	5,713	104,548
Westlake Chemical Corp.	5,483	486,836
		5,686,719
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	6,168	172,827
U.S. Concrete, Inc. (A)	268	19,650
United States Lime & Minerals, Inc.	686	91,725
		284,202
Containers and packaging – 0.7%
Berry Global Group, Inc. (A)	4,390	269,546
Graphic Packaging Holding Company	12,844	233,247
Greif, Inc., Class A	1,678	95,646
Greif, Inc., Class B	498	28,506
Silgan Holdings, Inc.	818	34,381
Sonoco Products Company	4,126	261,176
Westrock Company	4,234	220,380
		1,142,882
Metals and mining – 2.2%
Alcoa Corp. (A)	9,904	321,781
Allegheny Technologies, Inc. (A)	5,052	106,395
Ampco-Pittsburgh Corp. (A)	1,644	11,097
Arconic Corp. (A)	2,595	65,887
Carpenter Technology Corp.	4,255	175,093
Century Aluminum Company (A)	6,579	116,185
Coeur Mining, Inc. (A)	6,242	56,365
Commercial Metals Company	7,031	216,836
Ferroglobe PLC (A)	3,057	11,555
Friedman Industries, Inc.	1,511	12,224
Haynes International, Inc.	458	13,589
Hecla Mining Company	35,139	199,941
Materion Corp.	2,048	135,660
Nexa Resources SA	900	9,225
Olympic Steel, Inc.	1,438	42,349
Reliance Steel & Aluminum Company	4,588	698,707
Schnitzer Steel Industries, Inc., Class A	3,662	153,035
Steel Dynamics, Inc.	13,028	661,301
SunCoke Energy, Inc.	6,433	45,095
Synalloy Corp. (A)	2,039	18,025
TimkenSteel Corp. (A)	2,689	31,596
United States Steel Corp.	9,180	240,241
Universal Stainless & Alloy Products, Inc. (A)	1,562	15,886
Warrior Met Coal, Inc.	3,785	64,837
Worthington Industries, Inc.	2,841	190,603
		3,613,508
Paper and forest products – 0.4%
Clearwater Paper Corp. (A)	1,597	60,079
Domtar Corp.	4,813	177,840
Glatfelter Corp.	4,610	79,062
Louisiana-Pacific Corp.	685	37,990
Mercer International, Inc.	8,558	123,150
Neenah, Inc.	193	9,916
Resolute Forest Products, Inc. (A)	9,682	106,018
Schweitzer-Mauduit International, Inc.	1,971	96,520
Verso Corp., Class A	1,405	20,499
		711,074
		11,438,385
Real estate – 1.8%
Equity real estate investment trusts – 1.1%
CTO Realty Growth, Inc.	220	11,442
Indus Realty Trust, Inc.	256	15,401
QTS Realty Trust, Inc., Class A	10,735	665,999
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ryman Hospitality Properties, Inc. (A)	6,080	$471,261
STAG Industrial, Inc.	20,092	675,292
		1,839,395
Real estate management and development – 0.7%
BBX Capital, Inc. (A)	348	2,210
Cushman & Wakefield PLC (A)	5,999	97,904
Forestar Group, Inc. (A)	1,913	44,535
FRP Holdings, Inc. (A)	722	35,537
Jones Lang LaSalle, Inc. (A)	2,871	514,024
Kennedy-Wilson Holdings, Inc.	696	14,066
Marcus & Millichap, Inc. (A)	1,253	42,226
Rafael Holdings, Inc., Class B (A)	500	19,960
RE/MAX Holdings, Inc., Class A	493	19,419
Realogy Holdings Corp. (A)	9,825	148,652
Stratus Properties, Inc. (A)	1,025	31,263
Tejon Ranch Company (A)	1,709	28,609
The Howard Hughes Corp. (A)	1,300	123,669
The St. Joe Company	836	35,864
		1,157,938
		2,997,333
Utilities – 0.6%
Gas utilities – 0.1%
New Jersey Resources Corp.	3,230	128,780
Independent power and renewable electricity producers – 0.3%
Brookfield Renewable Corp., Class A	2,232	104,458
Vistra Corp.	23,887	422,322
		526,780
Multi-utilities – 0.2%
MDU Resources Group, Inc.	8,800	278,168
		933,728
TOTAL COMMON STOCKS (Cost $116,570,946)		$163,440,503
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	405	41,168
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	46,385
TOTAL PREFERRED SECURITIES (Cost $97,229)		$87,553
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 0.0470% (E)(F)	32,945	329,610
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0060% (E)	993,917	993,917
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (E)	106,180	106,180
TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,723)		$1,429,707
Total Investments (Small Cap Opportunities Trust) (Cost $118,097,898) – 100.1%		$164,957,763
Other assets and liabilities, net – (0.1%)		(148,954)
TOTAL NET ASSETS – 100.0%		$164,808,809
Security Abbreviations and Legend
ADR	American Depositary Receipt

219

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $320,953.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 1.6%
Diversified telecommunication services – 0.7%
Bandwidth, Inc., Class A (A)	24,291	$3,078,641
Media – 0.9%
Cardlytics, Inc. (A)	36,787	4,035,534
		7,114,175
Consumer discretionary – 18.6%
Automobiles – 1.2%
Thor Industries, Inc.	37,597	5,065,820
Diversified consumer services – 1.1%
Chegg, Inc. (A)	59,124	5,064,562
Hotels, restaurants and leisure – 5.1%
Boyd Gaming Corp. (A)	80,843	4,766,503
GAN, Ltd. (A)	137,283	2,498,551
Penn National Gaming, Inc. (A)	28,924	3,032,392
Planet Fitness, Inc., Class A (A)	95,110	7,352,003
Wingstop, Inc.	38,975	4,956,451
		22,605,900
Household durables – 2.4%
Cavco Industries, Inc. (A)	19,765	4,459,182
Century Communities, Inc. (A)	24,865	1,499,857
Skyline Champion Corp. (A)	99,808	4,517,310
		10,476,349
Internet and direct marketing retail – 1.0%
Porch Group, Inc. (A)	4,460	78,942
The RealReal, Inc. (A)	188,115	4,257,042
		4,335,984
Leisure products – 2.1%
Polaris, Inc.	44,855	5,988,143
YETI Holdings, Inc. (A)	46,665	3,369,680
		9,357,823
Multiline retail – 1.7%
Ollie's Bargain Outlet Holdings, Inc. (A)	87,844	7,642,428
Specialty retail – 2.4%
Five Below, Inc. (A)	22,293	4,253,281
Floor & Decor Holdings, Inc., Class A (A)	67,880	6,481,182
		10,734,463
Textiles, apparel and luxury goods – 1.6%
Wolverine World Wide, Inc.	187,878	7,199,485
		82,482,814
Consumer staples – 1.6%
Beverages – 1.6%
The Boston Beer Company, Inc., Class A (A)	5,840	7,044,675
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 4.9%
Banks – 2.5%
Sterling Bancorp	205,034	$4,719,883
Western Alliance Bancorp	67,581	6,382,350
		11,102,233
Capital markets – 1.0%
BowX Acquisition Corp. (A)	222,900	2,737,212
Hamilton Lane, Inc., Class A	19,382	1,716,470
		4,453,682
Insurance – 0.7%
James River Group Holdings, Ltd.	72,818	3,321,957
Mortgage real estate investment trusts – 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,471	2,999,723
		21,877,595
Health care – 29.6%
Biotechnology – 16.2%
Acceleron Pharma, Inc. (A)	18,381	2,492,647
Allakos, Inc. (A)	25,393	2,914,609
ALX Oncology Holdings, Inc. (A)	49,975	3,685,157
Amicus Therapeutics, Inc. (A)	149,280	1,474,886
Apellis Pharmaceuticals, Inc. (A)	39,400	1,690,654
Arena Pharmaceuticals, Inc. (A)	46,333	3,215,047
Ascendis Pharma A/S, ADR (A)	18,635	2,401,679
BioAtla, Inc. (A)(B)	35,068	1,782,857
Blueprint Medicines Corp. (A)	22,977	2,234,054
ChemoCentryx, Inc. (A)	32,546	1,667,657
Constellation Pharmaceuticals, Inc. (A)	118,004	2,760,114
Five Prime Therapeutics, Inc. (A)	80,958	3,049,688
Freeline Therapeutics Holdings PLC, ADR (A)	61,632	758,074
Heron Therapeutics, Inc. (A)	161,945	2,625,128
ImmunoGen, Inc. (A)	320,600	2,596,860
Iovance Biotherapeutics, Inc. (A)	45,314	1,434,641
KalVista Pharmaceuticals, Inc. (A)	66,026	1,696,208
Kodiak Sciences, Inc. (A)	39,334	4,460,082
Kura Oncology, Inc. (A)	43,957	1,242,664
Mersana Therapeutics, Inc. (A)	71,244	1,152,728
Mirati Therapeutics, Inc. (A)	20,824	3,567,151
Novavax, Inc. (A)	13,151	2,384,408
PTC Therapeutics, Inc. (A)	66,005	3,125,337
REVOLUTION Medicines, Inc. (A)	43,944	2,016,151
Rocket Pharmaceuticals, Inc. (A)	38,651	1,714,945
TCR2 Therapeutics, Inc. (A)	105,545	2,330,434
TG Therapeutics, Inc. (A)	92,395	4,453,439
Turning Point Therapeutics, Inc. (A)	30,544	2,889,157
UroGen Pharma, Ltd. (A)(B)	94,983	1,850,269
Y-mAbs Therapeutics, Inc. (A)	83,042	2,511,190
		72,177,915
Health care equipment and supplies – 4.2%
Globus Medical, Inc., Class A (A)	51,404	3,170,085
Hill-Rom Holdings, Inc.	42,030	4,643,474
Inari Medical, Inc. (A)	28,163	3,013,441
Insulet Corp. (A)	11,484	2,996,405
Integra LifeSciences Holdings Corp. (A)	70,954	4,902,212
		18,725,617
Health care providers and services – 4.5%
Accolade, Inc. (A)	95,684	4,341,183
Addus HomeCare Corp. (A)	35,533	3,716,396
LHC Group, Inc. (A)	37,772	7,222,384
Oak Street Health, Inc. (A)(B)	87,613	4,754,758
		20,034,721

220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology – 2.3%
Health Catalyst, Inc. (A)	87,732	$4,103,226
Multiplan Corp. (A)	516,893	2,868,756
Omnicell, Inc. (A)	24,365	3,164,283
		10,136,265
Life sciences tools and services – 2.2%
Medpace Holdings, Inc. (A)	19,428	3,187,163
NanoString Technologies, Inc. (A)	41,514	2,727,885
NeoGenomics, Inc. (A)	76,216	3,675,898
		9,590,946
Pharmaceuticals – 0.2%
Reata Pharmaceuticals, Inc., Class A (A)	9,217	918,935
		131,584,399
Industrials – 13.4%
Aerospace and defense – 1.7%
Curtiss-Wright Corp.	64,407	7,638,670
Building products – 2.1%
Builders FirstSource, Inc. (A)	101,184	4,691,902
Gibraltar Industries, Inc. (A)	51,072	4,673,599
		9,365,501
Machinery – 5.3%
Altra Industrial Motion Corp.	13,102	724,803
Colfax Corp. (A)	87,852	3,848,796
ITT, Inc.	47,249	4,295,407
Kennametal, Inc.	62,188	2,485,654
Kornit Digital, Ltd. (A)	21,988	2,179,451
Rexnord Corp.	26,280	1,237,525
The Middleby Corp. (A)	51,688	8,567,286
		23,338,922
Professional services – 1.0%
TriNet Group, Inc. (A)	57,861	4,510,844
Road and rail – 0.8%
Saia, Inc. (A)	15,032	3,466,079
Trading companies and distributors – 2.5%
Applied Industrial Technologies, Inc.	95,142	8,674,091
Rush Enterprises, Inc., Class A	51,091	2,545,865
		11,219,956
		59,539,972
Information technology – 24.0%
Communications equipment – 0.8%
Lumentum Holdings, Inc. (A)	41,258	3,768,918
Electronic equipment, instruments and components – 4.0%
II-VI, Inc. (A)	113,568	7,764,644
Novanta, Inc. (A)	42,627	5,622,075
PAR Technology Corp. (A)(B)	67,520	4,416,483
		17,803,202
IT services – 4.0%
LiveRamp Holdings, Inc. (A)	48,509	2,516,647
Perficient, Inc. (A)	97,713	5,737,707
Repay Holdings Corp. (A)	229,041	5,377,883
Verra Mobility Corp. (A)	308,106	4,170,215
		17,802,452
Semiconductors and semiconductor equipment – 4.2%
ACM Research, Inc., Class A (A)	47,160	3,810,056
Maxeon Solar Technologies, Ltd. (A)(B)	83,435	2,633,209
MKS Instruments, Inc.	27,471	5,093,673
Tower Semiconductor, Ltd. (A)	258,694	7,253,780
		18,790,718
Software – 11.0%
2U, Inc. (A)	82,551	3,155,925
Digital Turbine, Inc. (A)	79,031	6,350,931
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
j2 Global, Inc. (A)	59,703	$7,156,002
Manhattan Associates, Inc. (A)	52,855	6,204,120
MarkLogic Corp. (A)(C)	153,423	42,958
Mimecast, Ltd. (A)	66,942	2,691,738
Porch.com, Inc. (A)	148,379	2,626,308
Proofpoint, Inc. (A)	30,810	3,875,590
Q2 Holdings, Inc. (A)	20,609	2,065,022
Rapid7, Inc. (A)	98,477	7,347,369
Telos Corp. (A)	120,713	4,577,437
Varonis Systems, Inc. (A)	50,965	2,616,543
		48,709,943
		106,875,233
Materials – 0.7%
Chemicals – 0.7%
Ingevity Corp. (A)	42,568	3,215,161
Real estate – 3.3%
Equity real estate investment trusts – 2.7%
Essential Properties Realty Trust, Inc.	147,858	3,375,598
Ryman Hospitality Properties, Inc. (A)	57,797	4,479,845
Xenia Hotels & Resorts, Inc. (A)	220,515	4,300,043
		12,155,486
Real estate management and development – 0.6%
Redfin Corp. (A)	40,357	2,687,373
		14,842,859
TOTAL COMMON STOCKS (Cost $360,744,701)		$434,576,883
PREFERRED SECURITIES – 0.3%
Consumer discretionary – 0.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	1,151,744
TOTAL PREFERRED SECURITIES (Cost $1,233,280)		$1,151,744
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.0%
John Hancock Collateral Trust, 0.0470% (E)(F)	891,651	8,920,883
Repurchase agreement – 0.2%
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-21 at 0.005% to be repurchased at $1,100,000 on 4-1-21, collateralized by $612,300 U.S. Treasury Bills, 0.000% due 2-24-22 (valued at $612,006), $500 U.S. Treasury Bonds, 1.375% due 11-15-40 (valued at $429) and $521,200 U.S. Treasury Notes, 0.250% due 8-31-25 (valued at $509,597)	$1,100,000	1,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,021,153)		$10,020,883
Total Investments (Small Cap Stock Trust) (Cost $371,999,134) – 100.2%		$445,749,510
Other assets and liabilities, net – (0.2%)		(940,714)
TOTAL NET ASSETS – 100.0%		$444,808,796
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $8,736,185.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

221

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
(D)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 7.1%
Auto components – 2.3%
Cooper Tire & Rubber Company	131,835	$7,380,123
Gentherm, Inc. (A)	71,989	5,335,105
		12,715,228
Hotels, restaurants and leisure – 0.9%
Aramark	28,290	1,068,796
Wyndham Hotels & Resorts, Inc.	56,492	3,942,012
		5,010,808
Household durables – 1.2%
Tri Pointe Homes, Inc. (A)	332,096	6,761,475
Specialty retail – 1.0%
Monro, Inc.	80,875	5,321,575
Textiles, apparel and luxury goods – 1.7%
Kontoor Brands, Inc.	188,755	9,160,280
		38,969,366
Consumer staples – 5.6%
Beverages – 0.9%
C&C Group PLC (A)	1,274,043	4,924,274
Food products – 2.4%
Cranswick PLC	130,520	6,534,832
Hostess Brands, Inc. (A)	417,143	5,981,831
Post Holdings, Inc. (A)	6,977	737,608
		13,254,271
Household products – 2.3%
Spectrum Brands Holdings, Inc.	153,426	13,041,210
		31,219,755
Energy – 3.8%
Energy equipment and services – 0.4%
Bristow Group, Inc. (A)	80,624	2,086,549
Oil, gas and consumable fuels – 3.4%
Dorian LPG, Ltd. (A)	427,290	5,610,318
Kosmos Energy, Ltd. (A)	1,572,007	4,826,061
Magnolia Oil & Gas Corp., Class A (A)	617,077	7,084,044
Scorpio Tankers, Inc.	86,425	1,595,406
		19,115,829
		21,202,378
Financials – 23.9%
Banks – 15.3%
1st Source Corp.	111,238	5,292,704
Atlantic Union Bankshares Corp.	204,680	7,851,525
Banc of California, Inc.	447,604	8,092,680
Eastern Bankshares, Inc.	256,490	4,947,692
First Busey Corp.	248,803	6,381,797
First Citizens BancShares, Inc., Class A	686	573,338
First Midwest Bancorp, Inc.	424,647	9,304,016
Flushing Financial Corp.	307,106	6,519,860
Great Western Bancorp, Inc.	271,673	8,228,975
Hancock Whitney Corp.	181,403	7,620,740
International Bancshares Corp.	205,201	9,525,430
Synovus Financial Corp.	203,412	9,306,099
Webster Financial Corp.	12,204	672,562
		84,317,418
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets – 0.9%
SLR Investment Corp.	288,696	$5,127,241
Insurance – 5.9%
Alleghany Corp. (A)	1,943	1,216,881
Argo Group International Holdings, Ltd.	37,651	1,894,598
Assured Guaranty, Ltd.	117,672	4,975,172
Kemper Corp.	135,710	10,818,801
ProAssurance Corp.	65,784	1,760,380
Reinsurance Group of America, Inc.	6,182	779,241
SiriusPoint, Ltd. (A)	348,190	3,541,092
White Mountains Insurance Group, Ltd.	6,643	7,406,281
		32,392,446
Thrifts and mortgage finance – 1.8%
NMI Holdings, Inc., Class A (A)	201,593	4,765,659
Northwest Bancshares, Inc.	376,528	5,440,830
		10,206,489
		132,043,594
Health care – 4.7%
Health care equipment and supplies – 2.3%
Lantheus Holdings, Inc. (A)	467,666	9,994,022
Natus Medical, Inc. (A)	99,044	2,536,517
		12,530,539
Health care providers and services – 1.0%
AMN Healthcare Services, Inc. (A)	31,538	2,324,351
MEDNAX, Inc. (A)	114,220	2,909,183
		5,233,534
Health care technology – 1.4%
Allscripts Healthcare Solutions, Inc. (A)	528,089	7,929,256
		25,693,329
Industrials – 24.9%
Aerospace and defense – 1.1%
Hexcel Corp. (A)	113,219	6,340,264
Building products – 3.7%
American Woodmark Corp. (A)	82,457	8,128,611
Tyman PLC (A)	2,434,554	12,504,219
		20,632,830
Commercial services and supplies – 4.1%
ACCO Brands Corp.	729,470	6,156,727
BrightView Holdings, Inc. (A)	337,980	5,701,723
Clean Harbors, Inc. (A)	9,147	768,897
SP Plus Corp. (A)	175,823	5,765,236
UniFirst Corp.	19,145	4,282,928
		22,675,511
Construction and engineering – 2.1%
Primoris Services Corp.	227,933	7,551,420
Valmont Industries, Inc.	16,465	3,913,237
		11,464,657
Electrical equipment – 1.2%
Thermon Group Holdings, Inc. (A)	327,694	6,386,756
Machinery – 5.8%
Albany International Corp., Class A	51,281	4,280,425
Luxfer Holdings PLC	409,537	8,714,947
Mueller Industries, Inc.	191,740	7,928,449
TriMas Corp. (A)	363,652	11,025,929
		31,949,750
Marine – 0.3%
SEACOR Holdings, Inc. (A)	45,123	1,838,762
Professional services – 5.4%
CBIZ, Inc. (A)	258,874	8,454,825
Forrester Research, Inc. (A)	132,763	5,639,772
Huron Consulting Group, Inc. (A)	160,595	8,090,776

222

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ICF International, Inc.	83,881	$7,331,199
Science Applications International Corp.	5,613	469,191
		29,985,763
Trading companies and distributors – 1.2%
GATX Corp.	68,709	6,372,073
		137,646,366
Information technology – 8.5%
Electronic equipment, instruments and components – 4.7%
Belden, Inc.	206,305	9,153,753
Coherent, Inc. (A)	33,723	8,528,209
CTS Corp.	222,860	6,922,032
Rogers Corp. (A)	8,839	1,663,588
		26,267,582
IT services – 1.9%
EXL Service Holdings, Inc. (A)	51,279	4,623,315
WNS Holdings, Ltd., ADR (A)	79,907	5,788,463
		10,411,778
Semiconductors and semiconductor equipment – 0.9%
Onto Innovation, Inc. (A)	73,450	4,826,400
Software – 1.0%
CDK Global, Inc.	21,030	1,136,882
Progress Software Corp.	98,593	4,344,008
		5,480,890
		46,986,650
Materials – 7.1%
Chemicals – 4.8%
Element Solutions, Inc.	494,329	9,041,277
HB Fuller Company	66,920	4,209,937
Orion Engineered Carbons SA (A)	422,870	8,338,996
Stepan Company	38,814	4,933,648
		26,523,858
Containers and packaging – 0.2%
Sealed Air Corp.	22,223	1,018,258
Paper and forest products – 2.1%
Louisiana-Pacific Corp.	65,568	3,636,401
Neenah, Inc.	160,978	8,271,052
		11,907,453
		39,449,569
Real estate – 9.1%
Equity real estate investment trusts – 9.1%
Alexander & Baldwin, Inc.	404,537	6,792,176
Brandywine Realty Trust	530,676	6,851,027
Corporate Office Properties Trust	146,217	3,849,894
Lexington Realty Trust	352,648	3,917,919
Physicians Realty Trust	405,791	7,170,327
Piedmont Office Realty Trust, Inc., Class A	394,687	6,855,713
PotlatchDeltic Corp.	118,764	6,284,991
RPT Realty	761,985	8,694,249
		50,416,296
Utilities – 4.0%
Electric utilities – 1.7%
Portland General Electric Company	197,943	9,396,354
Gas utilities – 2.3%
New Jersey Resources Corp.	140,685	5,609,111
Spire, Inc.	79,769	5,894,131
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	25,648	$1,051,824
		12,555,066
		21,951,420
TOTAL COMMON STOCKS (Cost $431,376,542)		$545,578,723
SHORT-TERM INVESTMENTS – 1.1%
Repurchase agreement – 1.1%
Bank of America Tri-Party Repurchase Agreement dated 3-31-21 at 0.010% to be repurchased at $6,200,002 on 4-1-21, collateralized by $5,821,602 Government National Mortgage Association, 4.500% due 6-20-50 (valued at $6,324,001)	$6,200,000	6,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,200,000)		$6,200,000
Total Investments (Small Cap Value Trust) (Cost $437,576,542) – 99.8%		$551,778,723
Other assets and liabilities, net – 0.2%		1,116,148
TOTAL NET ASSETS – 100.0%		$552,894,871
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 1.7%
Media – 1.7%
Advantage Solutions, Inc. (A)	47,439	$560,255
Boston Omaha Corp., Class A (A)	22,823	674,648
Cable One, Inc.	598	1,093,359
Scholastic Corp.	17,081	514,309
		2,842,571
Consumer discretionary – 11.5%
Auto components – 1.9%
Dorman Products, Inc. (A)	9,166	940,798
LCI Industries	7,809	1,032,975
The Goodyear Tire & Rubber Company (A)	20,200	354,914
Visteon Corp. (A)	7,877	960,600
		3,289,287
Distributors – 0.5%
Pool Corp.	2,596	896,243
Diversified consumer services – 1.0%
Strategic Education, Inc.	18,493	1,699,692
Hotels, restaurants and leisure – 3.0%
BJ's Restaurants, Inc. (A)	18,850	1,094,808
Marriott Vacations Worldwide Corp. (A)	6,969	1,213,860
Papa John's International, Inc.	9,709	860,606
Planet Fitness, Inc., Class A (A)	8,132	628,604
Red Robin Gourmet Burgers, Inc. (A)	20,809	830,071
Texas Roadhouse, Inc. (A)	4,474	429,236
		5,057,185
Household durables – 1.3%
Cavco Industries, Inc. (A)	6,210	1,401,038
Meritage Homes Corp. (A)	8,388	771,025
		2,172,063

223

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 0.4%
Opendoor Technologies, Inc. (A)(B)	10,230	$216,774
Poshmark, Inc., Class A (A)(B)	6,934	281,520
ThredUp, Inc., Class A (A)	5,267	122,879
		621,173
Specialty retail – 2.1%
Hibbett Sports, Inc. (A)	10,017	690,071
Lumber Liquidators Holdings, Inc. (A)	37,531	942,779
Monro, Inc.	14,124	929,359
Petco Health & Wellness Company, Inc. (A)(B)	25,995	576,049
Sportsman's Warehouse Holdings, Inc. (A)	9,006	155,263
The Aaron's Company, Inc.	13,077	335,817
		3,629,338
Textiles, apparel and luxury goods – 1.3%
Hanesbrands, Inc.	54,795	1,077,818
Steven Madden, Ltd.	33,288	1,240,311
		2,318,129
		19,683,110
Consumer staples – 2.8%
Beverages – 0.5%
Coca-Cola Consolidated, Inc.	2,897	836,596
Food and staples retailing – 0.3%
Grocery Outlet Holding Corp. (A)	17,210	634,877
Food products – 2.0%
Nomad Foods, Ltd. (A)	62,287	1,710,401
Post Holdings, Inc. (A)	9,045	956,237
The Simply Good Foods Company (A)	23,482	714,322
		3,380,960
		4,852,433
Energy – 5.3%
Energy equipment and services – 2.3%
Cactus, Inc., Class A	37,330	1,143,045
ChampionX Corp. (A)	77,969	1,694,266
Liberty Oilfield Services, Inc., Class A (A)	91,433	1,032,279
		3,869,590
Oil, gas and consumable fuels – 3.0%
Devon Energy Corp.	63,951	1,397,329
International Seaways, Inc.	27,187	526,884
Magnolia Oil & Gas Corp., Class A (A)	91,146	1,046,356
Matador Resources Company	60,771	1,425,080
REX American Resources Corp. (A)	9,293	782,192
		5,177,841
		9,047,431
Financials – 28.7%
Banks – 17.1%
Atlantic Capital Bancshares, Inc. (A)	13,155	317,036
BankUnited, Inc.	50,387	2,214,509
Columbia Banking System, Inc.	33,610	1,448,255
CrossFirst Bankshares, Inc. (A)	44,045	607,381
East West Bancorp, Inc.	4,631	341,768
Eastern Bankshares, Inc.	33,629	648,703
FB Financial Corp.	32,176	1,430,545
Glacier Bancorp, Inc.	24,784	1,414,671
HarborOne Bancorp, Inc.	70,924	955,346
Heritage Financial Corp.	17,558	495,838
Home BancShares, Inc.	103,694	2,804,923
Howard Bancorp, Inc. (A)	53,381	877,584
Independent Bank Corp. (Massachusetts)	8,976	755,689
Live Oak Bancshares, Inc.	28,960	1,983,470
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	30,080	$1,193,574
Origin Bancorp, Inc.	24,852	1,053,973
Pinnacle Financial Partners, Inc.	26,968	2,390,983
Popular, Inc.	17,723	1,246,281
South State Corp.	4,352	341,676
Southern First Bancshares, Inc. (A)	18,084	847,778
Towne Bank	47,326	1,438,710
Webster Financial Corp.	24,548	1,352,840
Western Alliance Bancorp	31,732	2,996,765
		29,158,298
Capital markets – 2.4%
Hercules Capital, Inc.	52,631	843,675
Houlihan Lokey, Inc.	16,443	1,093,624
Main Street Capital Corp. (B)	13,309	521,047
StepStone Group, Inc., Class A	8,856	312,351
Virtus Investment Partners, Inc.	5,704	1,343,292
		4,113,989
Consumer finance – 1.4%
Green Dot Corp., Class A (A)	17,470	799,951
PRA Group, Inc. (A)	9,591	355,538
PROG Holdings, Inc. (A)	27,439	1,187,834
		2,343,323
Insurance – 2.0%
BRP Group, Inc., Class A (A)	28,680	781,530
James River Group Holdings, Ltd.	13,206	602,458
Palomar Holdings, Inc. (A)	8,109	543,627
ProAssurance Corp.	32,749	876,363
State Auto Financial Corp.	29,499	581,425
		3,385,403
Mortgage real estate investment trusts – 1.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,155	1,972,196
PennyMac Mortgage Investment Trust	49,353	967,319
		2,939,515
Thrifts and mortgage finance – 4.1%
Meridian Bancorp, Inc.	43,579	802,725
PCSB Financial Corp.	19,555	324,809
PennyMac Financial Services, Inc.	25,435	1,700,838
Radian Group, Inc.	55,542	1,291,352
Walker & Dunlop, Inc.	6,755	694,009
WSFS Financial Corp.	42,466	2,114,382
		6,928,115
		48,868,643
Health care – 6.7%
Biotechnology – 1.6%
Acceleron Pharma, Inc. (A)	3,273	443,852
Blueprint Medicines Corp. (A)	2,919	283,814
Insmed, Inc. (A)	6,111	208,141
Karuna Therapeutics, Inc. (A)	1,737	208,840
Kodiak Sciences, Inc. (A)	3,279	371,806
Replimune Group, Inc. (A)	10,391	317,029
Ultragenyx Pharmaceutical, Inc. (A)	4,210	479,351
Xencor, Inc. (A)	8,651	372,512
		2,685,345
Health care equipment and supplies – 2.0%
Atrion Corp.	1,412	905,530
Avanos Medical, Inc. (A)	12,052	527,154
Envista Holdings Corp. (A)	25,236	1,029,629
Mesa Laboratories, Inc.	1,033	251,536
Ortho Clinical Diagnostics Holdings PLC (A)	18,553	357,980

224

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Quidel Corp. (A)	2,948	$377,138
		3,448,967
Health care providers and services – 2.7%
Innovage Holding Corp. (A)	2,645	68,215
Molina Healthcare, Inc. (A)	1,195	279,343
Option Care Health, Inc. (A)	33,519	594,627
Select Medical Holdings Corp. (A)	49,600	1,691,360
The Ensign Group, Inc.	13,112	1,230,430
The Pennant Group, Inc. (A)	15,287	700,145
		4,564,120
Health care technology – 0.3%
Phreesia, Inc. (A)	11,648	606,861
Pharmaceuticals – 0.1%
Arvinas, Inc. (A)	1,796	118,716
		11,424,009
Industrials – 16.7%
Aerospace and defense – 1.2%
Parsons Corp. (A)	15,161	613,111
Triumph Group, Inc. (A)	77,325	1,421,234
		2,034,345
Airlines – 0.1%
Sun Country Airlines Holdings, Inc. (A)	2,719	93,207
Building products – 2.0%
JELD-WEN Holding, Inc. (A)	18,937	524,366
Resideo Technologies, Inc. (A)	20,721	585,368
UFP Industries, Inc.	29,852	2,263,976
		3,373,710
Commercial services and supplies – 1.8%
Brady Corp., Class A	16,687	891,920
MSA Safety, Inc.	5,500	825,110
Stericycle, Inc. (A)	16,025	1,081,848
UniFirst Corp.	1,426	319,010
		3,117,888
Construction and engineering – 0.5%
Aegion Corp. (A)	19,128	549,930
Ameresco, Inc., Class A (A)	6,777	329,566
		879,496
Electrical equipment – 0.9%
Array Technologies, Inc. (A)	12,639	376,895
Shoals Technologies Group, Inc., Class A (A)	14,995	521,526
Thermon Group Holdings, Inc. (A)	32,796	639,194
		1,537,615
Machinery – 4.6%
Alamo Group, Inc.	3,290	513,734
Blue Bird Corp. (A)	27,817	696,260
Chart Industries, Inc. (A)	4,025	572,959
CIRCOR International, Inc. (A)	21,030	732,265
Enerpac Tool Group Corp.	33,252	868,542
ESCO Technologies, Inc.	13,241	1,441,812
Helios Technologies, Inc.	19,540	1,423,880
SPX Corp. (A)	15,447	900,097
The Timken Company	9,062	735,563
		7,885,112
Marine – 0.4%
Matson, Inc.	10,603	707,220
Professional services – 1.2%
Clarivate PLC (A)	20,037	528,776
FTI Consulting, Inc. (A)	3,195	447,651
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Korn Ferry	16,040	$1,000,415
		1,976,842
Road and rail – 1.3%
Landstar System, Inc.	7,429	1,226,231
Ryder System, Inc.	13,851	1,047,828
		2,274,059
Trading companies and distributors – 2.7%
Air Lease Corp.	10,292	504,308
Beacon Roofing Supply, Inc. (A)	28,924	1,513,304
McGrath RentCorp	13,631	1,099,340
Rush Enterprises, Inc., Class A	11,431	569,607
Univar Solutions, Inc. (A)	38,247	823,840
		4,510,399
		28,389,893
Information technology – 7.5%
Communications equipment – 0.8%
Harmonic, Inc. (A)	169,278	1,327,140
Electronic equipment, instruments and components – 2.9%
Belden, Inc.	40,799	1,810,252
Knowles Corp. (A)	35,714	747,137
Littelfuse, Inc.	9,123	2,412,486
		4,969,875
IT services – 0.4%
i3 Verticals, Inc., Class A (A)	21,389	665,733
Semiconductors and semiconductor equipment – 2.0%
Entegris, Inc.	13,050	1,458,990
MaxLinear, Inc. (A)	25,199	858,782
Onto Innovation, Inc. (A)	8,637	567,537
Semtech Corp. (A)	8,977	619,413
		3,504,722
Software – 1.4%
Ceridian HCM Holding, Inc. (A)	13,731	1,157,111
NCino, Inc. (A)	7,403	493,928
Olo, Inc., Class A (A)(B)	5,088	134,272
Workiva, Inc. (A)	6,179	545,359
		2,330,670
		12,798,140
Materials – 6.2%
Chemicals – 2.5%
American Vanguard Corp.	25,771	525,986
Atotech, Ltd. (A)	34,039	689,290
Minerals Technologies, Inc.	14,133	1,064,498
Orion Engineered Carbons SA (A)	46,443	915,856
Quaker Chemical Corp.	4,081	994,825
		4,190,455
Containers and packaging – 0.4%
Myers Industries, Inc.	35,374	698,990
Metals and mining – 2.7%
Alcoa Corp. (A)	34,940	1,135,201
Carpenter Technology Corp.	28,181	1,159,648
Constellium SE (A)	91,181	1,340,361
Reliance Steel & Aluminum Company	6,256	952,726
		4,587,936
Paper and forest products – 0.6%
Clearwater Paper Corp. (A)	27,838	1,047,266
		10,524,647
Real estate – 7.6%
Equity real estate investment trusts – 6.7%
American Campus Communities, Inc.	14,050	606,539

225

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Apartment Investment and Management Company, Class A	60,849	$373,613
EastGroup Properties, Inc.	8,690	1,245,103
Essential Properties Realty Trust, Inc.	18,023	411,465
Healthcare Realty Trust, Inc.	28,181	854,448
JBG SMITH Properties	38,599	1,227,062
PotlatchDeltic Corp.	26,094	1,380,894
PS Business Parks, Inc.	6,417	991,940
Safehold, Inc.	6,065	425,157
Saul Centers, Inc.	23,457	940,860
Sunstone Hotel Investors, Inc. (A)	110,323	1,374,625
Terreno Realty Corp.	27,500	1,588,675
		11,420,381
Real estate management and development – 0.9%
The St. Joe Company	37,530	1,610,037
		13,030,418
Utilities – 3.9%
Electric utilities – 1.2%
IDACORP, Inc.	9,121	911,826
MGE Energy, Inc.	15,105	1,078,346
		1,990,172
Gas utilities – 1.9%
Chesapeake Utilities Corp.	16,913	1,963,261
ONE Gas, Inc.	16,141	1,241,404
		3,204,665
Multi-utilities – 0.2%
NorthWestern Corp.	5,900	384,680
Water utilities – 0.6%
California Water Service Group	18,360	1,034,402
		6,613,919
TOTAL COMMON STOCKS (Cost $113,228,692)		$168,075,214
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	15,097
TOTAL WARRANTS (Cost $6,099)		$15,097
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 0.0470% (C)(D)	162,302	1,623,813
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (C)	500,015	500,015
T. Rowe Price Government Reserve Fund, 0.0365% (C)	1,585,829	1,585,829
TOTAL SHORT-TERM INVESTMENTS (Cost $3,709,707)		$3,709,657
Total Investments (Small Company Value Trust) (Cost $116,944,498) – 100.8%		$171,799,968
Other assets and liabilities, net – (0.8%)		(1,362,774)
TOTAL NET ASSETS – 100.0%		$170,437,194
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $1,583,605.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 7.7%
Diversified telecommunication services – 1.4%
Anterix, Inc. (A)	1,927	$90,877
AT&T, Inc.	1,046,019	31,662,995
ATN International, Inc.	2,095	102,906
Bandwidth, Inc., Class A (A)	3,204	406,075
BT Group PLC (A)	1,578,273	3,366,946
Cellnex Telecom SA (A)(B)	55,942	3,224,956
Cincinnati Bell, Inc. (A)	8,561	131,411
Cogent Communications Holdings, Inc.	7,068	485,996
Consolidated Communications Holdings, Inc. (A)	12,180	87,696
Deutsche Telekom AG	589,380	11,878,023
Elisa OYJ	25,151	1,508,651
HKT Trust & HKT, Ltd.	669,421	955,505
IDT Corp., Class B (A)	3,337	75,616
Iliad SA	2,616	496,918
Infrastrutture Wireless Italiane SpA (B)	59,426	661,848
Iridium Communications, Inc. (A)	52,361	2,159,891
Koninklijke KPN NV	631,716	2,142,809
Liberty Latin America, Ltd., Class A (A)	9,762	125,246
Liberty Latin America, Ltd., Class C (A)	24,123	313,117
Lumen Technologies, Inc.	145,624	1,944,080
Nippon Telegraph & Telephone Corp. (C)	227,616	5,872,930
Ooma, Inc. (A)	4,209	66,713
Orange SA	352,787	4,341,382
ORBCOMM, Inc. (A)	12,423	94,787
PCCW, Ltd.	751,317	424,292
Proximus SADP	26,898	585,244
Singapore Telecommunications, Ltd.	1,184,933	2,153,092
Singapore Telecommunications, Ltd.	258,829	470,635
Spark New Zealand, Ltd.	327,470	1,025,686
Swisscom AG	4,580	2,457,246
Telecom Italia SpA	1,478,428	799,803
Telecom Italia SpA, Savings Shares	1,066,044	612,998
Telefonica Deutschland Holding AG (C)	184,082	540,000
Telefonica SA	895,123	4,024,363
Telenor ASA	123,736	2,179,952
Telia Company AB	433,899	1,881,287
Telstra Corp., Ltd.	736,082	1,905,976
TPG Telecom, Ltd.	65,758	317,694
United Internet AG	18,868	757,475
Verizon Communications, Inc.	610,286	35,488,131
Vonage Holdings Corp. (A)	39,368	465,330
		128,286,578
Entertainment – 1.4%
Activision Blizzard, Inc.	113,981	10,600,233
AMC Entertainment Holdings, Inc., Class A (A)(C)	63,445	647,773
Bollore SA	156,293	754,252
Capcom Company, Ltd.	31,200	1,014,967
Cinemark Holdings, Inc. (A)	47,479	969,046
Electronic Arts, Inc.	42,781	5,791,264
Eros STX Global Corp. (A)	30,962	56,041
Gaia, Inc. (A)	2,384	28,346
Glu Mobile, Inc. (A)	24,961	311,513
IMAX Corp. (A)	8,425	169,343
Koei Tecmo Holdings Company, Ltd.	10,400	468,212
Konami Holdings Corp.	16,509	985,581
Liberty Media Corp.-Liberty Braves, Class A (A)	2,559	72,957
Liberty Media Corp.-Liberty Braves, Class C (A)	5,372	149,449
Live Nation Entertainment, Inc. (A)	21,088	1,785,099
LiveXLive Media, Inc. (A)(C)	9,502	41,239
Netflix, Inc. (A)	65,156	33,989,279

226

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Nexon Company, Ltd.	86,206	$2,797,214
Nintendo Company, Ltd.	19,839	11,181,959
Square Enix Holdings Company, Ltd.	16,300	906,590
Take-Two Interactive Software, Inc. (A)	16,963	2,997,362
The Marcus Corp. (A)(C)	3,913	78,221
The Walt Disney Company (A)	267,010	49,268,685
Toho Company, Ltd.	19,808	804,779
Ubisoft Entertainment SA (A)(C)	16,355	1,243,072
Vivendi SE (C)	146,744	4,816,673
World Wrestling Entertainment, Inc., Class A	12,805	694,799
		132,623,948
Interactive media and services – 3.3%
Adevinta ASA (A)(C)	42,392	624,621
Alphabet, Inc., Class A (A)	44,266	91,299,510
Alphabet, Inc., Class C (A)	42,433	87,778,177
Auto Trader Group PLC (A)(B)	170,839	1,306,238
CarGurus, Inc. (A)	14,776	352,112
Cars.com, Inc. (A)	11,455	148,457
Eventbrite, Inc., Class A (A)	10,884	241,189
EverQuote, Inc., Class A (A)	2,312	83,902
Facebook, Inc., Class A (A)	354,015	104,268,038
Kakaku.com, Inc.	23,800	651,463
Liberty TripAdvisor Holdings, Inc., Class A (A)	12,712	81,103
MediaAlpha, Inc., Class A (A)	1,744	61,790
QuinStreet, Inc. (A)	8,067	163,760
REA Group, Ltd.	9,316	1,008,119
Scout24 AG (B)(C)	19,028	1,443,531
SEEK, Ltd. (A)	59,306	1,292,681
TripAdvisor, Inc. (A)	26,412	1,420,701
TrueCar, Inc. (A)	17,493	83,704
Twitter, Inc. (A)	117,298	7,463,672
Yelp, Inc. (A)	31,378	1,223,742
Z Holdings Corp.	469,154	2,340,229
		303,336,739
Media – 1.0%
AMC Networks, Inc., Class A (A)	4,747	252,351
Boston Omaha Corp., Class A (A)	2,229	65,889
Cable One, Inc.	1,488	2,720,600
Cardlytics, Inc. (A)	5,004	548,939
Charter Communications, Inc., Class A (A)	20,789	12,827,229
Comcast Corp., Class A	673,377	36,436,429
comScore, Inc. (A)	12,297	45,007
CyberAgent, Inc.	71,600	1,292,417
Daily Journal Corp. (A)	218	68,986
Dentsu Group, Inc.	38,265	1,231,769
Discovery, Inc., Series A (A)	23,644	1,027,568
Discovery, Inc., Series C (A)	43,506	1,604,936
DISH Network Corp., Class A (A)	36,468	1,320,142
Entercom Communications Corp., Class A (A)	20,078	105,410
Entravision Communications Corp., Class A	9,785	39,531
Fluent, Inc. (A)	8,042	32,972
Fox Corp., Class A	49,781	1,797,592
Fox Corp., Class B	22,815	796,928
Gannett Company, Inc. (A)	22,821	122,777
Gray Television, Inc.	14,515	267,076
Hakuhodo DY Holdings, Inc.	41,273	689,348
Hemisphere Media Group, Inc. (A)	3,888	45,295
iHeartMedia, Inc., Class A (A)	10,154	184,295
Informa PLC (A)	265,621	2,050,903
John Wiley & Sons, Inc., Class A	11,929	646,552
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Loral Space & Communications, Inc.	2,215	$83,439
Meredith Corp. (A)	6,714	199,943
MSG Networks, Inc., Class A (A)	4,908	73,816
National CineMedia, Inc.	12,301	56,831
News Corp., Class A	57,658	1,466,243
News Corp., Class B	17,959	421,318
Omnicom Group, Inc.	31,704	2,350,852
Pearson PLC (C)	133,149	1,419,764
Publicis Groupe SA	39,429	2,404,470
Schibsted ASA, B Shares (A)	17,333	621,261
Schibsted ASA, Class A (A)	13,368	561,868
Scholastic Corp.	5,047	151,965
SES SA	67,807	537,916
Sinclair Broadcast Group, Inc., Class A	7,488	219,099
TechTarget, Inc. (A)	3,934	273,216
TEGNA, Inc.	96,565	1,818,319
The EW Scripps Company, Class A	9,408	181,292
The Interpublic Group of Companies, Inc.	57,523	1,679,672
The New York Times Company, Class A	39,725	2,010,880
Tribune Publishing Company (A)	2,681	48,231
ViacomCBS, Inc., Class B	83,323	3,757,867
WideOpenWest, Inc. (A)	8,836	120,081
WPP PLC	216,677	2,761,217
		89,440,501
Wireless telecommunication services – 0.6%
Boingo Wireless, Inc. (A)	7,681	108,072
Gogo, Inc. (A)	9,140	88,292
KDDI Corp.	285,243	8,788,533
Shenandoah Telecommunications Company	8,099	395,312
SoftBank Corp.	507,900	6,607,556
SoftBank Group Corp.	277,174	23,597,937
Spok Holdings, Inc.	4,740	49,723
Tele2 AB, B Shares	88,561	1,194,683
Telephone & Data Systems, Inc.	27,285	626,464
T-Mobile US, Inc. (A)	86,034	10,779,200
Vodafone Group PLC	4,744,729	8,652,363
		60,888,135
		714,575,901
Consumer discretionary – 12.2%
Auto components – 0.6%
Adient PLC (A)	41,712	1,843,670
Aisin Seiki Company, Ltd.	28,658	1,091,475
American Axle & Manufacturing Holdings, Inc. (A)	19,060	184,120
Aptiv PLC (A)	39,823	5,491,592
BorgWarner, Inc.	36,062	1,671,834
Bridgestone Corp.	94,606	3,846,198
Cie Generale des Etablissements Michelin SCA	29,959	4,486,964
Continental AG	19,452	2,574,949
Cooper Tire & Rubber Company	8,427	471,743
Cooper-Standard Holdings, Inc. (A)	2,840	103,149
Dana, Inc.	63,831	1,553,008
Denso Corp.	76,595	5,106,138
Dorman Products, Inc. (A)	4,436	455,311
Faurecia SE	14,645	779,280
Faurecia SE (Borsa Italiana Exchange) (A)	6,163	328,980
Fox Factory Holding Corp. (A)	18,368	2,333,838
Gentex Corp.	66,759	2,381,294
Gentherm, Inc. (A)	5,446	403,603
Koito Manufacturing Company, Ltd.	18,466	1,242,432

227

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
LCI Industries	4,116	$544,464
Lear Corp.	14,988	2,716,575
Modine Manufacturing Company (A)	8,531	126,003
Motorcar Parts of America, Inc. (A)	3,248	73,080
NGK Spark Plug Company, Ltd.	27,099	469,482
Patrick Industries, Inc.	3,776	320,960
Standard Motor Products, Inc.	3,551	147,651
Stanley Electric Company, Ltd.	23,067	688,954
Stoneridge, Inc. (A)	4,423	140,696
Sumitomo Electric Industries, Ltd.	133,343	2,005,051
Tenneco, Inc., Class A (A)	8,425	90,316
The Goodyear Tire & Rubber Company (A)	102,661	1,803,754
Toyoda Gosei Company, Ltd.	11,503	303,252
Toyota Industries Corp.	25,953	2,319,145
Valeo SA	40,606	1,377,653
Visteon Corp. (A)	12,282	1,497,790
XPEL, Inc. (A)	2,785	144,625
		51,119,029
Automobiles – 2.0%
Bayerische Motoren Werke AG	58,548	6,075,911
Daimler AG	151,344	13,507,404
Ferrari NV	22,289	4,662,490
Ford Motor Company (A)	576,288	7,059,528
General Motors Company (A)	185,759	10,673,712
Harley-Davidson, Inc.	42,004	1,684,360
Honda Motor Company, Ltd.	288,273	8,690,137
Isuzu Motors, Ltd.	97,546	1,047,625
Mazda Motor Corp. (A)	100,500	823,432
Nissan Motor Company, Ltd. (A)	410,476	2,293,185
Renault SA (A)	33,990	1,469,789
Stellantis NV	361,961	6,402,731
Subaru Corp.	108,827	2,175,080
Suzuki Motor Corp.	65,143	2,967,218
Tesla, Inc. (A)	113,033	75,498,116
Thor Industries, Inc.	15,169	2,043,871
Toyota Motor Corp.	375,000	29,182,503
Volkswagen AG	5,740	2,082,395
Winnebago Industries, Inc.	5,220	400,426
Workhorse Group, Inc. (A)	15,817	217,800
Yamaha Motor Company, Ltd.	49,513	1,218,542
		180,176,255
Distributors – 0.1%
Core-Mark Holding Company, Inc.	7,539	291,684
Funko, Inc., Class A (A)	4,209	82,833
Genuine Parts Company	21,276	2,459,293
LKQ Corp. (A)	41,294	1,747,975
Pool Corp.	5,923	2,044,857
		6,626,642
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	22,162	876,285
American Public Education, Inc. (A)	2,551	90,892
Carriage Services, Inc.	2,811	98,919
Graham Holdings Company, Class B	1,106	622,059
Grand Canyon Education, Inc. (A)	12,842	1,375,378
H&R Block, Inc.	50,253	1,095,515
Houghton Mifflin Harcourt Company (A)	18,073	137,716
Laureate Education, Inc., Class A (A)	18,148	246,631
OneSpaWorld Holdings, Ltd. (A)	7,915	84,295
Perdoceo Education Corp. (A)	11,721	140,183
Regis Corp. (A)(C)	4,876	61,243
Service Corp. International	46,419	2,369,690
Strategic Education, Inc.	10,774	990,238
Stride, Inc. (A)	6,841	205,983
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Universal Technical Institute, Inc. (A)	6,121	$35,747
Vivint Smart Home, Inc. (A)	13,486	193,120
WW International, Inc. (A)	20,989	656,536
		9,280,430
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	8,432	92,162
Accor SA (A)	32,342	1,218,513
Aristocrat Leisure, Ltd.	101,623	2,666,144
Bally's Corp. (A)	2,995	194,615
Biglari Holdings, Inc., Class A (A)	43	29,047
BJ's Restaurants, Inc. (A)	3,742	217,335
Bloomin' Brands, Inc. (A)	14,684	397,202
Bluegreen Vacations Holding Corp. (A)	2,221	41,177
Boyd Gaming Corp. (A)	35,571	2,097,266
Brinker International, Inc. (A)	7,567	537,711
Caesars Entertainment, Inc. (A)	60,681	5,306,553
Carnival Corp. (A)	117,661	3,122,723
Carrols Restaurant Group, Inc. (A)	7,014	41,979
Century Casinos, Inc. (A)	4,782	49,111
Chipotle Mexican Grill, Inc. (A)	4,127	5,863,724
Choice Hotels International, Inc.	7,912	848,878
Churchill Downs, Inc.	15,791	3,591,189
Chuy's Holdings, Inc. (A)	3,326	147,408
Compass Group PLC (A)	315,443	6,373,133
Cracker Barrel Old Country Store, Inc.	10,446	1,805,904
Crown Resorts, Ltd. (A)	65,859	590,359
Darden Restaurants, Inc.	19,202	2,726,684
Dave & Buster's Entertainment, Inc. (A)	7,458	357,238
Del Taco Restaurants, Inc.	6,025	57,720
Denny's Corp. (A)	10,574	191,495
Dine Brands Global, Inc. (A)	2,594	233,538
Domino's Pizza, Inc.	5,811	2,137,228
El Pollo Loco Holdings, Inc. (A)	3,561	57,403
Entain PLC (A)	103,450	2,163,418
Everi Holdings, Inc. (A)	13,896	196,073
Evolution Gaming Group AB (B)(C)	28,294	4,166,715
Fiesta Restaurant Group, Inc. (A)	3,508	44,166
Flutter Entertainment PLC (A)	28,843	6,187,071
Galaxy Entertainment Group, Ltd. (A)	384,153	3,472,869
GAN, Ltd. (A)	5,458	99,336
Genting Singapore, Ltd.	1,069,321	732,642
Golden Entertainment, Inc. (A)	2,870	72,496
Hilton Grand Vacations, Inc. (A)	14,228	533,408
Hilton Worldwide Holdings, Inc. (A)	40,917	4,947,684
InterContinental Hotels Group PLC (A)	30,684	2,110,118
International Game Technology PLC (A)	16,584	266,173
Jack in the Box, Inc.	10,073	1,105,814
La Francaise des Jeux SAEM (B)	15,199	690,673
Las Vegas Sands Corp. (A)	48,439	2,943,154
Lindblad Expeditions Holdings, Inc. (A)	4,337	81,969
Marriott International, Inc., Class A (A)	39,223	5,809,319
Marriott Vacations Worldwide Corp. (A)	18,026	3,139,769
McDonald's Corp.	109,889	24,630,520
McDonald's Holdings Company Japan, Ltd.	11,761	542,107
Melco Resorts & Entertainment, Ltd., ADR (A)	38,000	756,580
MGM Resorts International	60,462	2,296,951
Monarch Casino & Resort, Inc. (A)	2,140	129,727
Nathan's Famous, Inc.	559	35,267
NeoGames SA (A)	980	35,055
Noodles & Company (A)	5,372	55,600
Norwegian Cruise Line Holdings, Ltd. (A)(C)	53,428	1,474,079
Oriental Land Company, Ltd.	35,400	5,327,032

228

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Papa John's International, Inc.	14,480	$1,283,507
Penn National Gaming, Inc. (A)	47,889	5,020,683
PlayAGS, Inc. (A)	5,517	44,577
RCI Hospitality Holdings, Inc.	1,422	90,425
Red Robin Gourmet Burgers, Inc. (A)	2,675	106,706
Red Rock Resorts, Inc., Class A (A)	11,024	359,272
Royal Caribbean Cruises, Ltd. (A)	32,286	2,764,004
Ruth's Hospitality Group, Inc. (A)	5,562	138,104
Sands China, Ltd. (A)	429,082	2,150,611
Scientific Games Corp. (A)	24,994	962,769
SeaWorld Entertainment, Inc. (A)	8,481	421,251
Shake Shack, Inc., Class A (A)	5,860	660,832
Six Flags Entertainment Corp. (A)	20,769	965,135
SJM Holdings, Ltd.	350,826	460,384
Sodexo SA (A)	15,645	1,498,919
Starbucks Corp.	173,097	18,914,309
Tabcorp Holdings, Ltd.	392,051	1,400,708
Texas Roadhouse, Inc. (A)	28,850	2,767,869
The Cheesecake Factory, Inc. (A)	7,103	415,597
The Wendy's Company	49,062	993,996
Travel + Leisure Company	23,543	1,439,890
Whitbread PLC (A)	35,690	1,684,761
Wingstop, Inc.	13,077	1,663,002
Wyndham Hotels & Resorts, Inc.	25,527	1,781,274
Wynn Macau, Ltd. (A)	275,870	536,712
Wynn Resorts, Ltd. (A)	15,349	1,924,304
Yum! Brands, Inc.	44,490	4,812,928
		170,301,753
Household durables – 0.9%
Barratt Developments PLC (A)	180,070	1,852,202
Beazer Homes USA, Inc. (A)	4,743	99,224
Casio Computer Company, Ltd. (C)	34,348	649,096
Casper Sleep, Inc. (A)	5,176	37,474
Cavco Industries, Inc. (A)	1,550	349,696
Century Communities, Inc. (A)	4,846	292,311
D.R. Horton, Inc.	48,904	4,358,324
Electrolux AB, Series B (C)	39,883	1,108,792
Ethan Allen Interiors, Inc.	3,869	106,823
Garmin, Ltd.	21,999	2,900,568
GoPro, Inc., Class A (A)	20,707	241,029
Green Brick Partners, Inc. (A)	5,057	114,693
Hamilton Beach Brands Holding Company, Class B	853	15,465
Helen of Troy, Ltd. (A)	10,758	2,266,280
Hooker Furniture Corp.	2,033	74,123
Husqvarna AB, B Shares	73,948	1,066,081
Iida Group Holdings Company, Ltd.	26,000	629,998
Installed Building Products, Inc.	3,825	424,116
iRobot Corp. (A)	4,597	561,661
KB Home	39,203	1,824,116
La-Z-Boy, Inc.	7,409	314,734
Legacy Housing Corp. (A)	1,808	32,056
Leggett & Platt, Inc.	19,541	892,047
Lennar Corp., A Shares	40,574	4,107,306
LGI Homes, Inc. (A)	3,711	554,089
Lifetime Brands, Inc.	2,494	36,637
M/I Homes, Inc. (A)	4,613	272,490
MDC Holdings, Inc.	9,317	553,430
Meritage Homes Corp. (A)	6,181	568,158
Mohawk Industries, Inc. (A)	8,820	1,696,174
Newell Brands, Inc.	55,692	1,491,432
NVR, Inc. (A)	516	2,430,840
Panasonic Corp.	390,509	5,056,876
Persimmon PLC	56,400	2,284,516
PulteGroup, Inc.	39,539	2,073,425
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Purple Innovation, Inc. (A)	5,425	$171,701
Rinnai Corp.	6,378	715,368
SEB SA	4,403	775,671
Sekisui Chemical Company, Ltd.	63,244	1,217,784
Sekisui House, Ltd.	108,926	2,343,012
Sharp Corp. (C)	37,700	652,767
Skyline Champion Corp. (A)	8,830	399,646
Sonos, Inc. (A)	20,096	752,997
Sony Corp.	223,000	23,600,853
Taylor Morrison Home Corp. (A)	56,186	1,731,091
Taylor Wimpey PLC (A)	644,449	1,602,294
Tempur Sealy International, Inc.	52,322	1,912,892
The Berkeley Group Holdings PLC	22,163	1,356,868
The Lovesac Company (A)	1,641	92,881
Toll Brothers, Inc.	30,697	1,741,441
TopBuild Corp. (A)	14,557	3,048,673
Tri Pointe Homes, Inc. (A)	53,631	1,091,927
Tupperware Brands Corp. (A)	8,205	216,694
Turtle Beach Corp. (A)	2,249	59,981
Universal Electronics, Inc. (A)	2,267	124,617
VOXX International Corp. (A)	3,246	61,869
Whirlpool Corp.	9,225	2,032,729
		87,040,038
Internet and direct marketing retail – 2.7%
1-800-Flowers.com, Inc., Class A (A)(C)	4,226	116,680
Amazon.com, Inc. (A)	63,007	194,948,699
Booking Holdings, Inc. (A)	6,040	14,072,234
CarParts.com, Inc. (A)	5,581	79,697
Delivery Hero SE (A)(B)	22,916	2,970,307
eBay, Inc.	94,063	5,760,418
Etsy, Inc. (A)	18,596	3,750,255
Expedia Group, Inc. (A)	20,048	3,450,662
Groupon, Inc. (A)	3,946	199,451
GrubHub, Inc. (A)	25,550	1,533,000
HelloFresh SE (A)	26,133	1,947,114
Just Eat Takeaway.com NV (A)(B)	22,358	2,057,291
Lands' End, Inc. (A)	2,145	53,217
Liquidity Services, Inc. (A)	4,516	83,907
Magnite, Inc. (A)	18,489	769,327
Mercari, Inc. (A)	15,300	698,510
Ocado Group PLC (A)	85,991	2,410,943
Overstock.com, Inc. (A)	7,138	472,964
PetMed Express, Inc. (C)	3,272	115,093
Prosus NV (A)	86,187	9,590,776
Quotient Technology, Inc. (A)	14,652	239,414
Rakuten, Inc.	152,205	1,818,370
Shutterstock, Inc.	3,657	325,619
Stamps.com, Inc. (A)	2,840	566,608
Stitch Fix, Inc., Class A (A)	9,889	489,901
The RealReal, Inc. (A)	10,741	243,069
Waitr Holdings, Inc. (A)(C)	15,367	45,025
Zalando SE (A)(B)	27,157	2,661,047
ZOZO, Inc.	19,300	571,751
		252,041,349
Leisure products – 0.2%
Acushnet Holdings Corp.	5,606	231,696
American Outdoor Brands, Inc. (A)	2,363	59,548
Bandai Namco Holdings, Inc.	35,293	2,523,004
Brunswick Corp.	21,309	2,032,239
Callaway Golf Company	15,695	419,841
Clarus Corp.	4,173	71,150
Escalade, Inc.	2,115	44,225
Hasbro, Inc.	18,795	1,806,575
Johnson Outdoors, Inc., Class A	884	126,191
Malibu Boats, Inc., Class A (A)	3,507	279,438

229

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
MasterCraft Boat Holdings, Inc. (A)	3,180	$84,556
Mattel, Inc. (A)	95,391	1,900,189
Nautilus, Inc. (A)(C)	4,889	76,464
Polaris, Inc.	15,960	2,130,660
Sega Sammy Holdings, Inc.	30,636	478,849
Shimano, Inc.	13,081	3,124,268
Smith & Wesson Brands, Inc.	9,204	160,610
Sturm Ruger & Company, Inc.	2,729	180,305
Vista Outdoor, Inc. (A)	9,706	311,271
Yamaha Corp.	23,673	1,290,016
YETI Holdings, Inc. (A)	33,909	2,448,569
		19,779,664
Multiline retail – 0.5%
Big Lots, Inc.	6,191	422,845
Dillard's, Inc., Class A	1,192	115,111
Dollar General Corp.	36,133	7,321,268
Dollar Tree, Inc. (A)	34,686	3,970,160
Franchise Group, Inc.	3,742	135,124
Kohl's Corp.	43,193	2,574,735
Macy's, Inc. (A)	52,302	846,769
Marui Group Company, Ltd.	33,641	634,055
Next PLC (A)	23,510	2,548,062
Nordstrom, Inc. (A)	29,831	1,129,700
Ollie's Bargain Outlet Holdings, Inc. (A)	15,593	1,356,591
Pan Pacific International Holdings Corp.	72,900	1,720,761
Ryohin Keikaku Company, Ltd.	42,160	1,000,720
Target Corp.	73,854	14,628,262
Wesfarmers, Ltd.	200,497	8,051,679
		46,455,842
Specialty retail – 1.9%
ABC-Mart, Inc.	5,864	331,140
Abercrombie & Fitch Company, Class A (A)	10,399	356,790
Academy Sports & Outdoors, Inc. (A)	4,950	133,601
Advance Auto Parts, Inc.	9,191	1,686,457
American Eagle Outfitters, Inc.	66,014	1,930,249
America's Car-Mart, Inc. (A)	1,030	156,941
Asbury Automotive Group, Inc. (A)	3,213	631,355
At Home Group, Inc. (A)	9,083	260,682
AutoNation, Inc. (A)	15,095	1,407,156
AutoZone, Inc. (A)	3,260	4,578,018
Bed Bath & Beyond, Inc. (A)	20,330	592,620
Best Buy Company, Inc.	33,989	3,902,277
Boot Barn Holdings, Inc. (A)	4,786	298,216
Caleres, Inc.	6,197	135,095
Camping World Holdings, Inc., Class A	5,514	200,599
CarMax, Inc. (A)	24,199	3,210,239
Chico's FAS, Inc. (A)	20,273	67,104
Citi Trends, Inc. (A)	1,597	133,797
Conn's, Inc. (A)	3,310	64,380
Designer Brands, Inc., Class A (A)	10,463	182,056
Dick's Sporting Goods, Inc.	18,009	1,371,385
Express, Inc. (A)(C)	11,975	48,140
Fast Retailing Company, Ltd.	10,346	8,270,360
Five Below, Inc. (A)	15,308	2,920,613
Foot Locker, Inc.	28,552	1,606,050
GameStop Corp., Class A (A)(C)	9,569	1,816,388
Genesco, Inc. (A)	2,454	116,565
Group 1 Automotive, Inc.	2,903	458,064
GrowGeneration Corp. (A)	6,816	338,687
Guess?, Inc.	6,713	157,756
Haverty Furniture Companies, Inc.	2,761	102,682
Hennes & Mauritz AB, B Shares (A)	142,060	3,201,532
Hibbett Sports, Inc. (A)	2,761	190,205
Hikari Tsushin, Inc.	3,700	745,982
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Industria de Diseno Textil SA	192,891	$6,373,105
JD Sports Fashion PLC (A)	91,211	1,036,867
Kingfisher PLC (A)	373,139	1,635,481
L Brands, Inc. (A)	34,453	2,131,263
Lithia Motors, Inc., Class A	11,634	4,538,307
Lowe's Companies, Inc.	107,211	20,389,388
Lumber Liquidators Holdings, Inc. (A)	4,817	121,003
MarineMax, Inc. (A)	3,556	175,524
Monro, Inc.	5,568	366,374
Murphy USA, Inc.	11,230	1,623,409
National Vision Holdings, Inc. (A)	13,490	591,267
Nitori Holdings Company, Ltd.	14,211	2,752,731
OneWater Marine, Inc., Class A (A)	1,882	75,205
O'Reilly Automotive, Inc. (A)	10,320	5,234,820
Rent-A-Center, Inc.	8,102	467,161
RH (A)	7,105	4,238,843
Ross Stores, Inc.	52,504	6,295,755
Sally Beauty Holdings, Inc. (A)	18,925	380,960
Shimamura Company, Ltd.	3,870	447,200
Shoe Carnival, Inc.	1,561	96,595
Signet Jewelers, Ltd. (A)	8,741	506,803
Sleep Number Corp. (A)	4,520	648,575
Sonic Automotive, Inc., Class A	3,909	193,769
Sportsman's Warehouse Holdings, Inc. (A)	7,245	124,904
The Aaron's Company, Inc.	5,742	147,455
The Buckle, Inc.	4,793	188,269
The Cato Corp., Class A (A)	4,415	52,980
The Children's Place, Inc. (A)	2,389	166,513
The Container Store Group, Inc. (A)	5,390	89,690
The Gap, Inc.	30,339	903,495
The Home Depot, Inc.	158,247	48,304,897
The Michaels Companies, Inc. (A)	12,486	273,943
The ODP Corp. (A)	8,870	383,982
The TJX Companies, Inc.	177,070	11,713,181
Tilly's, Inc., Class A (A)	4,356	49,310
Tractor Supply Company	17,181	3,042,411
Ulta Beauty, Inc. (A)	8,309	2,568,894
Urban Outfitters, Inc. (A)	30,259	1,125,332
USS Company, Ltd.	38,748	759,978
Williams-Sonoma, Inc.	20,983	3,760,154
Winmark Corp.	525	97,876
Yamada Holdings Company, Ltd.	128,208	692,863
Zumiez, Inc. (A)	3,499	150,107
		176,519,820
Textiles, apparel and luxury goods – 1.4%
adidas AG (A)	33,668	10,517,568
Burberry Group PLC (A)	71,572	1,872,309
Capri Holdings, Ltd. (A)	41,383	2,110,533
Carter's, Inc. (A)	12,070	1,073,385
Cie Financiere Richemont SA, A Shares	92,306	8,863,527
Columbia Sportswear Company	8,367	883,806
Crocs, Inc. (A)	11,122	894,765
Deckers Outdoor Corp. (A)	12,366	4,085,974
EssilorLuxottica SA	50,411	8,212,300
Fossil Group, Inc. (A)	7,861	97,476
G-III Apparel Group, Ltd. (A)	7,404	223,157
Hanesbrands, Inc.	51,370	1,010,448
Hermes International	5,600	6,193,584
Kering SA	13,398	9,245,387
Kontoor Brands, Inc.	8,605	417,601
Lakeland Industries, Inc. (A)(C)	1,468	40,898
LVMH Moet Hennessy Louis Vuitton SE	49,091	32,790,384
Moncler SpA (A)	34,263	1,962,199
Movado Group, Inc.	3,107	88,394

230

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
NIKE, Inc., Class B	187,031	$24,854,550
Oxford Industries, Inc.	2,779	242,940
Pandora A/S	17,683	1,891,186
Puma SE (A)	17,336	1,699,648
PVH Corp. (A)	10,485	1,108,265
Ralph Lauren Corp. (A)	7,112	875,914
Rocky Brands, Inc.	1,229	66,440
Skechers USA, Inc., Class A (A)	37,461	1,562,498
Steven Madden, Ltd.	13,753	512,437
Superior Group of Companies, Inc.	2,134	54,246
Tapestry, Inc. (A)	40,912	1,685,984
The Swatch Group AG	9,306	518,905
The Swatch Group AG, Bearer Shares	5,116	1,473,093
Under Armour, Inc., Class A (A)	27,807	616,203
Under Armour, Inc., Class C (A)	28,699	529,784
Unifi, Inc. (A)	2,599	71,628
Vera Bradley, Inc. (A)	4,271	43,137
VF Corp.	47,165	3,769,427
Wolverine World Wide, Inc.	13,456	515,634
		132,675,614
		1,132,016,436
Consumer staples – 6.8%
Beverages – 1.5%
Anheuser-Busch InBev SA/NV	134,738	8,470,010
Asahi Group Holdings, Ltd.	80,681	3,415,286
Brown-Forman Corp., Class B	26,918	1,856,534
Budweiser Brewing Company APAC, Ltd. (B)	304,400	911,181
Carlsberg A/S, Class B	18,216	2,793,598
Celsius Holdings, Inc. (A)	6,015	289,021
Coca-Cola Amatil, Ltd.	89,617	916,437
Coca-Cola Bottlers Japan Holdings, Inc.	21,900	382,204
Coca-Cola Consolidated, Inc.	796	229,869
Coca-Cola European Partners PLC	36,158	1,886,001
Coca-Cola HBC AG	35,424	1,125,927
Constellation Brands, Inc., Class A	24,999	5,699,772
Davide Campari-Milano NV	102,704	1,149,521
Diageo PLC	413,560	16,989,650
Heineken Holding NV	20,373	1,810,307
Heineken NV	45,835	4,705,323
Ito En, Ltd.	9,500	582,719
Kirin Holdings Company, Ltd.	145,492	2,791,719
MGP Ingredients, Inc.	2,172	128,474
Molson Coors Beverage Company, Class B (A)	27,748	1,419,310
Monster Beverage Corp. (A)	54,500	4,964,405
National Beverage Corp. (C)	3,971	194,222
NewAge, Inc. (A)	17,780	50,851
PepsiCo, Inc.	202,700	28,671,915
Pernod Ricard SA	37,046	6,934,240
Primo Water Corp.	26,178	425,654
Remy Cointreau SA	4,019	741,880
Suntory Beverage & Food, Ltd.	24,559	915,821
The Boston Beer Company, Inc., Class A (A)	2,522	3,042,238
The Coca-Cola Company	570,407	30,066,153
Treasury Wine Estates, Ltd.	127,573	1,005,534
		134,565,776
Food and staples retailing – 1.2%
Aeon Company, Ltd.	115,678	3,455,313
BJ's Wholesale Club Holdings, Inc. (A)	60,447	2,711,652
Carrefour SA	108,436	1,963,298
Casey's General Stores, Inc.	10,123	2,188,491
Coles Group, Ltd.	235,880	2,876,451
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Cosmos Pharmaceutical Corp.	3,500	$545,992
Costco Wholesale Corp.	65,072	22,936,579
Etablissements Franz Colruyt NV	9,615	573,224
Grocery Outlet Holding Corp. (A)	23,748	876,064
HF Foods Group, Inc. (A)	7,020	50,684
ICA Gruppen AB	17,784	869,663
Ingles Markets, Inc., Class A	2,401	148,022
J Sainsbury PLC	314,618	1,052,078
Jeronimo Martins SGPS SA	44,511	748,296
Kesko OYJ, B Shares (C)	48,298	1,477,066
Kobe Bussan Company, Ltd.	21,800	584,506
Koninklijke Ahold Delhaize NV	194,641	5,429,091
Lawson, Inc.	8,889	436,183
Natural Grocers by Vitamin Cottage, Inc.	1,852	32,503
Performance Food Group Company (A)	21,945	1,264,251
PriceSmart, Inc.	3,799	367,553
Rite Aid Corp. (A)	9,203	188,293
Seven & i Holdings Company, Ltd.	133,229	5,379,973
SpartanNash Company	5,956	116,916
Sprouts Farmers Market, Inc. (A)	32,317	860,279
Sundrug Company, Ltd.	12,692	464,991
Sysco Corp.	75,120	5,914,949
Tesco PLC	1,367,208	4,316,585
The Andersons, Inc.	5,241	143,499
The Chefs' Warehouse, Inc. (A)	5,201	158,422
The Kroger Company	109,988	3,958,468
Tsuruha Holdings, Inc.	6,598	851,391
United Natural Foods, Inc. (A)	9,330	307,330
Village Super Market, Inc., Class A	1,763	41,554
Walgreens Boots Alliance, Inc.	105,995	5,819,126
Walmart, Inc.	204,459	27,771,666
Weis Markets, Inc.	1,587	89,697
Welcia Holdings Company, Ltd.	16,700	572,974
Wm Morrison Supermarkets PLC	426,106	1,071,685
Woolworths Group, Ltd.	223,754	6,968,645
		115,583,403
Food products – 1.7%
a2 Milk Company, Ltd. (A)	131,315	792,718
Ajinomoto Company, Inc.	82,496	1,691,067
Archer-Daniels-Midland Company	82,057	4,677,249
Associated British Foods PLC (A)	62,996	2,092,947
B&G Foods, Inc. (C)	10,642	330,541
Barry Callebaut AG	534	1,209,020
Calavo Growers, Inc.	2,781	215,917
Calbee, Inc.	15,400	392,565
Cal-Maine Foods, Inc. (A)	6,242	239,818
Campbell Soup Company	29,868	1,501,464
Chocoladefabriken Lindt & Spruengli AG	18	1,644,639
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	182	1,585,437
Conagra Brands, Inc.	72,047	2,708,967
Danone SA	109,276	7,479,729
Darling Ingredients, Inc. (A)	71,407	5,254,127
Farmer Brothers Company (A)	3,384	35,329
Flowers Foods, Inc.	53,941	1,283,796
Fresh Del Monte Produce, Inc.	5,323	152,397
Freshpet, Inc. (A)	6,807	1,081,020
General Mills, Inc.	90,155	5,528,305
Hormel Foods Corp.	41,406	1,978,379
Hostess Brands, Inc. (A)	21,106	302,660
Ingredion, Inc.	18,387	1,653,359
J&J Snack Foods Corp.	2,521	395,873
JDE Peet's NV (A)	13,255	485,930
John B. Sanfilippo & Son, Inc.	1,482	133,928

231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Kellogg Company	37,511	$2,374,446
Kerry Group PLC, Class A	26,917	3,361,637
Kerry Group PLC, Class A (London Stock Exchange)	1,204	151,485
Kikkoman Corp.	25,746	1,535,354
Lamb Weston Holdings, Inc.	21,582	1,672,173
Lancaster Colony Corp.	8,509	1,492,138
Landec Corp. (A)	5,619	59,561
Limoneira Company	3,066	53,655
McCormick & Company, Inc.	36,678	3,270,210
MEIJI Holdings Company, Ltd.	20,200	1,298,977
Mondelez International, Inc., Class A	207,683	12,155,686
Mowi ASA	77,725	1,930,432
Nestle SA	509,449	56,791,535
NH Foods, Ltd.	14,541	624,028
Nisshin Seifun Group, Inc.	35,000	584,824
Nissin Foods Holdings Company, Ltd.	11,175	828,531
Orkla ASA	132,812	1,302,491
Pilgrim's Pride Corp. (A)	13,343	317,430
Post Holdings, Inc. (A)	16,401	1,733,914
Sanderson Farms, Inc.	8,806	1,371,799
Seneca Foods Corp., Class A (A)	1,124	52,929
The Hain Celestial Group, Inc. (A)	22,445	978,602
The Hershey Company	21,758	3,441,245
The J.M. Smucker Company	15,630	1,977,664
The Kraft Heinz Company	95,565	3,822,600
The Simply Good Foods Company (A)	14,293	434,793
Tootsie Roll Industries, Inc. (C)	7,627	252,667
Toyo Suisan Kaisha, Ltd.	15,650	656,816
TreeHouse Foods, Inc. (A)	15,313	799,951
Tyson Foods, Inc., Class A	43,378	3,222,985
Vital Farms, Inc. (A)	4,103	89,610
WH Group, Ltd. (B)	1,694,500	1,376,663
Wilmar International, Ltd.	339,703	1,371,937
Yakult Honsha Company, Ltd.	22,703	1,148,731
Yamazaki Baking Company, Ltd.	21,390	345,825
		157,730,505
Household products – 1.0%
Central Garden & Pet Company (A)	2,336	135,511
Central Garden & Pet Company, Class A (A)	5,857	303,920
Church & Dwight Company, Inc.	36,641	3,200,591
Colgate-Palmolive Company	124,456	9,810,866
Energizer Holdings, Inc.	15,921	755,611
Essity AB, B Shares (C)	107,615	3,401,188
Henkel AG & Company KGaA	18,376	1,820,552
Kimberly-Clark Corp.	49,043	6,819,429
Lion Corp.	39,700	773,920
Oil-Dri Corp. of America	1,355	46,666
Pigeon Corp.	20,400	773,551
Reckitt Benckiser Group PLC	125,843	11,264,238
The Clorox Company	18,590	3,585,639
The Procter & Gamble Company	362,477	49,090,260
Unicharm Corp.	71,400	2,998,122
WD-40 Company	2,264	693,192
		95,473,256
Personal products – 0.8%
Beiersdorf AG	17,824	1,883,300
BellRing Brands, Inc., Class A (A)	6,747	159,297
Coty, Inc., Class A (A)	77,732	700,365
Edgewell Personal Care Company	9,125	361,350
elf Beauty, Inc. (A)	7,770	208,469
Inter Parfums, Inc.	3,008	213,357
Kao Corp.	85,275	5,642,530
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Kobayashi Pharmaceutical Company, Ltd.	8,700	$812,582
Kose Corp.	5,900	836,205
L'Oreal SA	44,550	17,066,269
Medifast, Inc.	1,887	399,704
Nature's Sunshine Products, Inc.	1,814	36,207
Nu Skin Enterprises, Inc., Class A	13,930	736,758
Pola Orbis Holdings, Inc.	16,172	390,029
Shiseido Company, Ltd.	70,760	4,758,903
The Estee Lauder Companies, Inc., Class A	33,921	9,865,923
Unilever PLC	184,421	10,290,642
Unilever PLC (Euronext Amsterdam Exchange)	280,510	15,661,089
USANA Health Sciences, Inc. (A)	1,971	192,370
Veru, Inc. (A)	9,020	97,191
		70,312,540
Tobacco – 0.6%
Altria Group, Inc.	274,080	14,021,933
British American Tobacco PLC	405,693	15,420,569
Imperial Brands PLC	167,356	3,430,949
Japan Tobacco, Inc.	212,166	4,075,794
Philip Morris International, Inc.	229,673	20,381,182
Swedish Match AB	28,682	2,237,515
Turning Point Brands, Inc.	1,997	104,183
Universal Corp.	4,128	243,511
Vector Group, Ltd.	23,531	328,257
		60,243,893
		633,909,373
Energy – 2.8%
Energy equipment and services – 0.2%
Archrock, Inc.	21,667	205,620
Aspen Aerogels, Inc. (A)	3,435	69,868
Baker Hughes Company	107,339	2,319,596
Cactus, Inc., Class A	8,112	248,389
ChampionX Corp. (A)	82,256	1,787,423
DMC Global, Inc. (A)	2,459	133,425
Dril-Quip, Inc. (A)	5,886	195,592
Frank's International NV (A)	26,712	94,828
Halliburton Company	130,373	2,797,805
Helix Energy Solutions Group, Inc. (A)	24,342	122,927
Liberty Oilfield Services, Inc., Class A (A)	14,346	161,966
Nabors Industries, Ltd. (A)	1,200	112,140
Newpark Resources, Inc. (A)	17,749	55,732
NexTier Oilfield Solutions, Inc. (A)	27,712	103,089
NOV, Inc. (A)	57,259	785,593
Oceaneering International, Inc. (A)	17,022	194,391
Oil States International, Inc. (A)	11,868	71,564
Patterson-UTI Energy, Inc.	31,361	223,604
ProPetro Holding Corp. (A)	13,688	145,914
RPC, Inc. (A)	10,676	57,650
Schlumberger NV	205,296	5,581,998
Select Energy Services, Inc., Class A (A)	11,773	58,630
Solaris Oilfield Infrastructure, Inc., Class A	5,246	64,368
Tenaris SA	83,499	944,203
Tidewater, Inc. (A)	7,054	88,387
Transocean, Ltd. (A)	97,978	347,822
U.S. Silica Holdings, Inc. (A)	12,560	154,362
		17,126,886
Oil, gas and consumable fuels – 2.6%
Ampol, Ltd.	44,156	826,623
Antero Midstream Corp.	78,396	707,916

232

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp. (A)	40,636	$414,487
APA Corp.	55,670	996,493
Arch Resources, Inc. (A)	2,526	105,082
Ardmore Shipping Corp. (A)	7,073	32,111
Berry Corp.	12,622	69,547
Bonanza Creek Energy, Inc. (A)	3,313	118,373
BP PLC	3,584,109	14,558,482
Brigham Minerals, Inc., Class A	7,661	112,157
Cabot Oil & Gas Corp.	58,782	1,103,926
Chevron Corp.	283,908	29,750,719
Cimarex Energy Company	28,167	1,672,838
Clean Energy Fuels Corp. (A)	21,756	298,927
CNX Resources Corp. (A)	96,497	1,418,506
ConocoPhillips	199,771	10,581,870
CONSOL Energy, Inc. (A)	4,756	46,228
Contango Oil & Gas Company (A)(C)	20,147	78,573
CVR Energy, Inc.	5,066	97,166
Delek US Holdings, Inc.	10,567	230,149
Devon Energy Corp.	87,251	1,906,434
DHT Holdings, Inc.	18,000	106,740
Diamond S Shipping, Inc. (A)	4,544	45,576
Diamondback Energy, Inc.	26,556	1,951,600
Dorian LPG, Ltd. (A)	6,134	80,539
Earthstone Energy, Inc., Class A (A)	4,824	34,492
ENEOS Holdings, Inc.	542,611	2,461,755
Energy Fuels, Inc. (A)	22,399	127,226
Eni SpA	446,304	5,499,447
EOG Resources, Inc.	86,037	6,240,264
EQT Corp. (A)	76,400	1,419,512
Equinor ASA	172,817	3,373,341
Equitrans Midstream Corp.	111,754	911,913
Exxon Mobil Corp.	623,582	34,814,583
Falcon Minerals Corp.	8,169	36,679
Frontline, Ltd. (C)	19,412	138,796
Galp Energia SGPS SA	88,638	1,027,514
Golar LNG, Ltd. (A)	17,573	179,772
Green Plains, Inc. (A)(C)	5,797	156,925
Hess Corp.	40,306	2,852,053
HollyFrontier Corp.	21,982	786,516
Idemitsu Kosan Company, Ltd.	34,186	882,514
Inpex Corp.	181,041	1,237,940
International Seaways, Inc.	4,082	79,109
Kinder Morgan, Inc.	287,123	4,780,598
Koninklijke Vopak NV	12,229	608,484
Kosmos Energy, Ltd. (A)	68,879	211,459
Lundin Energy AB	32,865	1,033,673
Magnolia Oil & Gas Corp., Class A (A)	21,279	244,283
Marathon Oil Corp.	116,419	1,243,355
Marathon Petroleum Corp.	95,958	5,132,793
Matador Resources Company	18,596	436,076
Murphy Oil Corp.	39,558	649,147
Neste OYJ	74,811	3,972,891
Nordic American Tankers, Ltd.	24,746	80,425
Occidental Petroleum Corp.	123,601	3,290,259
Oil Search, Ltd.	349,057	1,091,356
OMV AG	26,043	1,319,787
ONEOK, Inc.	65,540	3,320,256
Origin Energy, Ltd.	311,434	1,115,782
Ovintiv, Inc.	43,873	1,045,055
Par Pacific Holdings, Inc. (A)	6,891	97,301
PBF Energy, Inc., Class A (A)	16,418	232,315
PDC Energy, Inc. (A)	16,795	577,748
Peabody Energy Corp. (A)	11,989	36,686
Penn Virginia Corp. (A)	2,957	39,624
Phillips 66	64,419	5,252,725
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	29,821	$4,736,171
Range Resources Corp. (A)	35,955	371,415
Renewable Energy Group, Inc. (A)	7,166	473,243
Repsol SA	265,431	3,294,519
REX American Resources Corp. (A)	947	79,709
Royal Dutch Shell PLC, A Shares	725,222	14,097,551
Royal Dutch Shell PLC, B Shares	655,368	12,063,650
Santos, Ltd.	313,096	1,694,679
Scorpio Tankers, Inc.	8,637	159,439
SFL Corp., Ltd.	16,220	130,084
SM Energy Company	19,184	314,042
Southwestern Energy Company (A)	108,389	504,009
Talos Energy, Inc. (A)	2,682	32,291
Tellurian, Inc. (A)(C)	27,611	64,610
The Williams Companies, Inc.	178,980	4,240,036
TOTAL SE	445,696	20,778,235
Uranium Energy Corp. (A)(C)	33,533	95,904
Valero Energy Corp.	60,141	4,306,096
W&T Offshore, Inc. (A)	16,790	60,276
Washington H. Soul Pattinson & Company, Ltd. (C)	19,050	458,603
Woodside Petroleum, Ltd.	170,147	3,109,928
World Fuel Services Corp.	27,680	974,336
		237,422,317
		254,549,203
Financials – 13.3%
Banks – 6.0%
1st Constitution Bancorp	2,375	41,824
1st Source Corp.	2,459	116,999
ABN AMRO Bank NV (B)	74,799	908,056
ACNB Corp.	2,032	59,538
Allegiance Bancshares, Inc.	3,158	128,025
Altabancorp	2,703	113,634
Amalgamated Financial Corp.	2,584	42,869
Amerant Bancorp, Inc. (A)	4,268	79,257
American National Bankshares, Inc.	2,333	77,152
Ameris Bancorp	11,045	579,973
Ames National Corp.	2,232	57,095
Arrow Financial Corp.	2,306	76,813
Associated Banc-Corp.	41,872	893,548
Atlantic Capital Bancshares, Inc. (A)	3,718	89,604
Atlantic Union Bankshares Corp.	12,736	488,553
Australia & New Zealand Banking Group, Ltd.	502,266	10,783,888
Banc of California, Inc.	7,434	134,407
BancFirst Corp.	3,071	217,089
Banco Bilbao Vizcaya Argentaria SA	1,179,088	6,144,413
Banco Espirito Santo SA (A)	625,609	2,503
Banco Santander SA	3,066,354	10,458,736
BancorpSouth Bank	42,674	1,386,052
Bank First Corp.	1,100	82,489
Bank Hapoalim BM (A)	200,792	1,561,571
Bank Leumi Le-Israel BM (A)	256,919	1,692,340
Bank of America Corp.	1,118,420	43,271,670
Bank of Commerce Holdings	3,984	50,796
Bank of Hawaii Corp.	10,996	984,032
Bank of Marin Bancorp	2,463	96,451
Bank OZK	33,120	1,352,952
BankUnited, Inc.	15,110	664,085
Bankwell Financial Group, Inc.	1,755	47,297
Banner Corp.	5,685	303,181
Banque Cantonale Vaudoise	5,327	519,773
Bar Harbor Bankshares	2,884	84,847
Barclays PLC	3,069,006	7,859,471
BayCom Corp. (A)	2,960	53,339

233

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	3,486	$48,107
Berkshire Hills Bancorp, Inc.	7,959	177,645
BNP Paribas SA (A)	198,902	12,118,958
BOC Hong Kong Holdings, Ltd.	654,241	2,288,792
Boston Private Financial Holdings, Inc.	13,757	183,243
Brookline Bancorp, Inc.	12,980	194,700
Bryn Mawr Bank Corp.	3,282	149,364
Business First Bancshares, Inc.	3,662	87,632
Byline Bancorp, Inc.	4,251	89,909
C&F Financial Corp.	900	39,861
Cadence BanCorp	20,636	427,784
CaixaBank SA	634,620	1,970,358
California BanCorp (A)	2,029	36,136
Cambridge Bancorp	1,128	95,113
Camden National Corp.	2,461	117,783
Capital Bancorp, Inc. (A)	2,277	43,923
Capital City Bank Group, Inc.	2,704	70,358
Capstar Financial Holdings, Inc.	3,263	56,287
Carter Bankshares, Inc. (A)	4,666	65,137
Cathay General Bancorp	32,875	1,340,643
CBTX, Inc.	3,044	93,512
Central Pacific Financial Corp.	4,853	129,478
Central Valley Community Bancorp	3,051	56,169
Century Bancorp, Inc., Class A	600	55,986
Chemung Financial Corp.	868	36,300
CIT Group, Inc.	43,475	2,239,397
Citigroup, Inc.	307,048	22,337,742
Citizens & Northern Corp.	3,072	73,052
Citizens Financial Group, Inc.	62,985	2,780,788
City Holding Company	2,331	190,629
Civista Bancshares, Inc.	3,188	73,133
CNB Financial Corp.	2,876	70,778
Coastal Financial Corp. (A)	1,839	48,219
Codorus Valley Bancorp, Inc.	2,258	41,570
Colony Bankcorp, Inc.	2,191	34,180
Columbia Banking System, Inc.	11,798	508,376
Comerica, Inc.	20,513	1,471,603
Commerce Bancshares, Inc.	28,869	2,211,654
Commerzbank AG (A)	177,159	1,087,156
Commonwealth Bank of Australia	313,715	20,584,337
Community Bank System, Inc.	8,618	661,173
Community Bankers Trust Corp.	5,436	47,946
Community Trust Bancorp, Inc.	2,418	106,465
Concordia Financial Group, Ltd.	181,846	737,580
ConnectOne Bancorp, Inc.	6,111	154,914
Credit Agricole SA	204,041	2,954,964
CrossFirst Bankshares, Inc. (A)	8,413	116,015
Cullen/Frost Bankers, Inc.	15,403	1,675,230
Customers Bancorp, Inc. (A)	4,647	147,868
CVB Financial Corp.	20,891	461,482
Danske Bank A/S	121,969	2,281,722
DBS Group Holdings, Ltd.	317,683	6,811,562
Dime Community Bancshares, Inc.	5,850	176,319
DNB ASA	164,493	3,507,472
Eagle Bancorp Montana, Inc.	1,530	37,210
Eagle Bancorp, Inc.	4,980	264,986
East West Bancorp, Inc.	38,786	2,862,407
Eastern Bankshares, Inc.	27,607	532,539
Enterprise Financial Services Corp.	3,860	190,838
Equity Bancshares, Inc., Class A (A)	2,737	74,994
Erste Group Bank AG	49,401	1,673,622
Esquire Financial Holdings, Inc. (A)	1,635	37,294
Evans Bancorp, Inc.	1,236	41,888
Farmers & Merchants Bancorp, Inc.	1,570	39,470
Farmers National Banc Corp.	5,128	85,638
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FB Financial Corp.	5,147	$228,836
Fidelity D&D Bancorp, Inc.	901	55,412
Fifth Third Bancorp	105,068	3,934,797
Financial Institutions, Inc.	2,953	89,446
FinecoBank Banca Fineco SpA (A)	107,787	1,763,371
First Bancorp (North Carolina)	4,636	201,666
First Bancorp (Puerto Rico)	35,652	401,442
First Bank	3,772	45,905
First Busey Corp.	8,030	205,970
First Business Financial Services, Inc.	1,903	47,061
First Choice Bancorp	2,309	56,132
First Commonwealth Financial Corp.	15,321	220,163
First Community Bankshares, Inc.	3,153	94,558
First Community Corp.	1,757	35,052
First Financial Bancorp	15,950	382,800
First Financial Bankshares, Inc.	60,129	2,809,828
First Financial Corp.	2,228	100,282
First Foundation, Inc.	6,563	153,968
First Horizon Corp.	152,187	2,573,482
First Internet Bancorp	1,728	60,877
First Interstate BancSystem, Inc., Class A	6,483	298,477
First Merchants Corp.	8,874	412,641
First Mid Bancshares, Inc.	2,422	106,398
First Midwest Bancorp, Inc.	18,847	412,938
First Northwest Bancorp	2,175	36,149
First Republic Bank	25,653	4,277,638
First United Corp.	1,800	31,716
First Western Financial, Inc. (A)	1,448	36,214
Flushing Financial Corp.	4,873	103,454
FNB Corp.	88,089	1,118,730
Franklin Financial Services Corp.	1,109	34,579
Fukuoka Financial Group, Inc.	30,420	577,192
Fulton Financial Corp.	70,328	1,197,686
FVCBankcorp, Inc. (A)	2,990	51,787
German American Bancorp, Inc.	3,957	182,893
Glacier Bancorp, Inc.	41,789	2,385,316
Great Southern Bancorp, Inc.	1,714	97,132
Great Western Bancorp, Inc.	9,390	284,423
Guaranty Bancshares, Inc.	1,599	58,763
Hancock Whitney Corp.	38,014	1,596,968
Hang Seng Bank, Ltd.	135,190	2,625,144
Hanmi Financial Corp.	5,400	106,542
HarborOne Bancorp, Inc.	8,848	119,183
HBT Financial, Inc.	2,034	34,822
Heartland Financial USA, Inc.	5,667	284,823
Heritage Commerce Corp.	10,519	128,542
Heritage Financial Corp.	5,781	163,255
Hilltop Holdings, Inc.	10,667	364,065
Home BancShares, Inc.	66,792	1,806,724
HomeTrust Bancshares, Inc.	2,984	72,660
Hope Bancorp, Inc.	19,418	292,435
Horizon Bancorp, Inc.	7,131	132,494
Howard Bancorp, Inc. (A)	2,868	47,150
HSBC Holdings PLC	3,601,611	20,992,604
Huntington Bancshares, Inc.	150,033	2,358,519
Independent Bank Corp. (Massachusetts)	5,338	449,406
Independent Bank Corp. (Michigan)	3,861	91,274
Independent Bank Group, Inc.	6,136	443,265
ING Groep NV	689,755	8,424,723
International Bancshares Corp.	23,897	1,109,299
Intesa Sanpaolo SpA (A)	2,920,524	7,913,368
Investar Holding Corp.	2,288	47,018
Investors Bancorp, Inc.	37,132	545,469
Israel Discount Bank, Ltd., Class A (A)	205,834	855,729

234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Japan Post Bank Company, Ltd. (C)	71,600	$688,524
JPMorgan Chase & Co.	449,549	68,434,844
KBC Group NV (A)	44,179	3,214,527
KeyCorp	144,011	2,877,340
Lakeland Bancorp, Inc.	7,979	139,074
Lakeland Financial Corp.	3,746	259,186
LCNB Corp.	3,398	59,465
Live Oak Bancshares, Inc.	4,702	322,040
Lloyds Banking Group PLC (A)	12,524,739	7,347,316
M&T Bank Corp.	18,921	2,868,613
Macatawa Bank Corp.	6,198	61,670
Mackinac Financial Corp.	2,483	34,812
Mediobanca Banca di Credito Finanziario SpA (A)	109,825	1,216,998
Mercantile Bank Corp.	2,828	91,825
Metrocity Bankshares, Inc.	3,509	53,968
Metropolitan Bank Holding Corp. (A)	1,345	67,734
Mid Penn Bancorp, Inc.	1,698	45,523
Middlefield Banc Corp.	1,613	33,808
Midland States Bancorp, Inc.	3,659	101,501
MidWestOne Financial Group, Inc.	2,770	85,787
Mitsubishi UFJ Financial Group, Inc.	2,161,568	11,558,531
Mizrahi Tefahot Bank, Ltd. (A)	24,806	646,835
Mizuho Financial Group, Inc.	426,550	6,168,073
MVB Financial Corp.	1,785	60,333
National Australia Bank, Ltd.	581,823	11,527,369
National Bank Holdings Corp., Class A	4,655	184,710
National Bankshares, Inc.	1,772	62,924
Natwest Group PLC	857,903	2,321,338
NBT Bancorp, Inc.	6,904	275,470
Nicolet Bankshares, Inc. (A)	1,479	123,437
Nordea Bank ABP	572,928	5,649,210
Northeast Bank	1,561	41,195
Northrim BanCorp, Inc.	1,387	58,961
Norwood Financial Corp.	1,502	39,968
OceanFirst Financial Corp.	9,992	239,208
OFG Bancorp	8,389	189,759
Ohio Valley Banc Corp.	1,423	34,550
Old National Bancorp	26,013	503,091
Old Second Bancorp, Inc.	5,774	76,275
Origin Bancorp, Inc.	3,689	156,450
Orrstown Financial Services, Inc.	2,750	61,325
Oversea-Chinese Banking Corp., Ltd.	593,624	5,193,620
Pacific Premier Bancorp, Inc.	13,376	581,053
PacWest Bancorp	32,003	1,220,914
Park National Corp.	2,276	294,287
Parke Bancorp, Inc.	2,582	51,614
PCB Bancorp	3,178	47,670
Peapack-Gladstone Financial Corp.	3,373	104,158
Penns Woods Bancorp, Inc.	1,712	41,242
Peoples Bancorp, Inc.	3,011	99,875
Peoples Financial Services Corp.	1,468	62,008
People's United Financial, Inc.	62,661	1,121,632
Pinnacle Financial Partners, Inc.	20,820	1,845,901
Plumas Bancorp	1,180	34,515
Preferred Bank	2,283	145,381
Premier Financial Bancorp, Inc.	2,872	53,390
Primis Financial Corp.	4,283	62,275
Professional Holding Corp., Class A (A)	2,773	50,940
Prosperity Bancshares, Inc.	25,461	1,906,774
QCR Holdings, Inc.	2,526	119,278
Raiffeisen Bank International AG (A)	26,175	574,615
RBB Bancorp	3,427	69,465
Red River Bancshares, Inc.	1,054	59,035
Regions Financial Corp.	141,647	2,926,427
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Reliant Bancorp, Inc.	2,939	$84,408
Renasant Corp.	8,885	367,661
Republic Bancorp, Inc., Class A	1,573	69,668
Republic First Bancorp, Inc. (A)	10,989	41,429
Resona Holdings, Inc.	366,446	1,539,258
S&T Bancorp, Inc.	6,244	209,174
Sandy Spring Bancorp, Inc.	7,253	314,998
Seacoast Banking Corp. of Florida (A)	8,392	304,126
Select Bancorp, Inc. (A)	4,013	44,424
ServisFirst Bancshares, Inc.	7,983	489,597
Shinsei Bank, Ltd.	27,466	443,880
Shore Bancshares, Inc.	2,483	42,261
Sierra Bancorp	2,798	74,986
Signature Bank	15,636	3,535,300
Silvergate Capital Corp., Class A (A)	3,251	462,195
Simmons First National Corp., Class A	17,697	525,070
Skandinaviska Enskilda Banken AB, A Shares (C)	287,797	3,510,687
SmartFinancial, Inc.	2,914	63,088
Societe Generale SA (A)	143,356	3,748,018
South Plains Financial, Inc.	2,034	46,212
South State Corp.	11,595	910,323
Southern First Bancshares, Inc. (A)	1,544	72,383
Southside Bancshares, Inc.	4,758	183,231
Spirit of Texas Bancshares, Inc.	2,809	62,669
Standard Chartered PLC	474,390	3,266,430
Sterling Bancorp	53,004	1,220,152
Stock Yards Bancorp, Inc.	3,276	167,273
Sumitomo Mitsui Financial Group, Inc.	230,858	8,367,973
Sumitomo Mitsui Trust Holdings, Inc.	59,683	2,082,310
Summit Financial Group, Inc.	1,877	49,834
SVB Financial Group (A)	7,639	3,771,069
Svenska Handelsbanken AB, A Shares (C)	275,118	2,990,863
Swedbank AB, A Shares (C)	160,140	2,823,569
Synovus Financial Corp.	40,725	1,863,169
TCF Financial Corp.	41,810	1,942,493
Texas Capital Bancshares, Inc. (A)	22,255	1,578,325
The Bancorp, Inc. (A)	8,704	180,347
The Bank of East Asia, Ltd.	231,999	494,188
The Bank of Kyoto, Ltd.	10,014	616,902
The Bank of NT Butterfield & Son, Ltd.	8,161	311,913
The Bank of Princeton	1,569	44,905
The Chiba Bank, Ltd.	93,764	613,816
The Community Financial Corp.	1,189	40,723
The First Bancshares, Inc.	3,512	128,574
The First of Long Island Corp.	4,183	88,889
The PNC Financial Services Group, Inc.	62,487	10,960,845
The Shizuoka Bank, Ltd.	73,708	579,442
Tompkins Financial Corp.	2,325	192,278
Towne Bank	10,732	326,253
TriCo Bancshares	4,101	194,264
TriState Capital Holdings, Inc. (A)	4,859	112,049
Triumph Bancorp, Inc. (A)	3,755	290,599
Truist Financial Corp.	198,822	11,595,299
Trustmark Corp.	27,596	928,881
U.S. Bancorp	199,450	11,031,580
UMB Financial Corp.	18,979	1,752,331
Umpqua Holdings Corp.	60,387	1,059,792
UniCredit SpA (A)	375,829	3,969,823
United Bankshares, Inc.	55,730	2,150,063
United Community Banks, Inc.	12,846	438,306
United Overseas Bank, Ltd.	208,439	4,019,125
United Security Bancshares	4,176	34,201
Unity Bancorp, Inc.	1,854	40,788

235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Univest Financial Corp.	4,856	$138,833
Valley National Bancorp	177,176	2,434,398
Veritex Holdings, Inc.	7,878	257,768
Washington Trust Bancorp, Inc.	2,819	145,545
Webster Financial Corp.	24,738	1,363,311
Wells Fargo & Company	606,026	23,677,436
WesBanco, Inc.	10,611	382,633
West Bancorporation, Inc.	3,183	76,678
Westamerica Bancorporation	4,306	270,331
Westpac Banking Corp.	638,658	11,846,429
Wintrust Financial Corp.	15,587	1,181,495
Zions Bancorp NA	24,188	1,329,372
		554,300,914
Capital markets – 2.6%
3i Group PLC	172,079	2,734,764
Affiliated Managers Group, Inc.	11,677	1,740,223
Ameriprise Financial, Inc.	17,399	4,044,398
Amundi SA (A)(B)	10,747	858,919
Artisan Partners Asset Management, Inc., Class A	9,502	495,719
AssetMark Financial Holdings, Inc. (A)	3,209	74,898
ASX, Ltd.	34,233	1,853,017
B Riley Financial, Inc.	3,296	185,828
BGC Partners, Inc., Class A	52,554	253,836
BlackRock, Inc.	20,918	15,771,335
Blucora, Inc. (A)	8,369	139,260
Brightsphere Investment Group, Inc.	10,272	209,343
Cboe Global Markets, Inc.	15,934	1,572,526
CME Group, Inc.	52,944	10,812,753
Cohen & Steers, Inc.	4,154	271,381
Cowen, Inc., Class A	4,267	149,985
Credit Suisse Group AG, Class A	432,838	4,579,148
Daiwa Securities Group, Inc.	255,408	1,323,007
Deutsche Bank AG (A)	347,194	4,152,784
Deutsche Boerse AG	33,598	5,582,938
Diamond Hill Investment Group, Inc.	588	91,734
Donnelley Financial Solutions, Inc. (A)	4,993	138,955
Ellington Financial, Inc.	6,924	110,853
EQT AB (C)	42,129	1,387,045
Evercore, Inc., Class A	11,513	1,516,723
FactSet Research Systems, Inc.	10,405	3,210,879
Federated Hermes, Inc.	41,768	1,307,338
Focus Financial Partners, Inc., Class A (A)	6,504	270,696
Franklin Resources, Inc.	40,186	1,189,506
Greenhill & Company, Inc.	2,380	39,222
Hamilton Lane, Inc., Class A	5,407	478,844
Hargreaves Lansdown PLC	58,712	1,247,490
Hong Kong Exchanges & Clearing, Ltd.	212,971	12,634,686
Houlihan Lokey, Inc.	8,652	575,445
Interactive Brokers Group, Inc., Class A	22,136	1,616,813
Intercontinental Exchange, Inc.	82,778	9,244,647
Invesco, Ltd.	55,549	1,400,946
Janus Henderson Group PLC	46,747	1,456,169
Japan Exchange Group, Inc.	90,100	2,116,499
Julius Baer Group, Ltd.	39,577	2,529,107
London Stock Exchange Group PLC	55,932	5,347,070
Macquarie Group, Ltd.	60,729	7,079,710
Magellan Financial Group, Ltd.	22,730	784,542
MarketAxess Holdings, Inc.	5,599	2,787,854
Moelis & Company, Class A	8,855	485,962
Moody's Corp.	23,819	7,112,592
Morgan Stanley	221,315	17,187,323
MSCI, Inc.	12,225	5,125,698
Nasdaq, Inc.	16,934	2,497,088
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Natixis SA	167,423	$800,259
Nomura Holdings, Inc.	556,013	2,946,010
Northern Trust Corp.	30,694	3,226,246
Oppenheimer Holdings, Inc., Class A	1,591	63,720
Partners Group Holding AG	3,305	4,223,545
Piper Sandler Companies	2,899	317,875
PJT Partners, Inc., Class A	3,878	262,347
Pzena Investment Management, Inc., Class A	4,058	42,731
Raymond James Financial, Inc.	17,973	2,202,771
S&P Global, Inc.	35,483	12,520,886
SBI Holdings, Inc.	42,990	1,168,218
Schroders PLC	21,982	1,060,564
Sculptor Capital Management, Inc.	3,296	72,116
SEI Investments Company	32,636	1,988,511
Singapore Exchange, Ltd.	142,148	1,054,273
St. James's Place PLC	94,980	1,667,497
Standard Life Aberdeen PLC	389,866	1,557,524
State Street Corp.	52,031	4,371,124
StepStone Group, Inc., Class A	3,312	116,814
Stifel Financial Corp.	45,430	2,910,246
StoneX Group, Inc. (A)	2,784	182,018
T. Rowe Price Group, Inc.	33,395	5,730,582
The Bank of New York Mellon Corp.	117,040	5,534,822
The Charles Schwab Corp.	219,995	14,339,274
The Goldman Sachs Group, Inc.	50,743	16,592,961
UBS Group AG	648,282	10,029,880
Virtus Investment Partners, Inc.	1,211	285,191
Waddell & Reed Financial, Inc., Class A	10,279	257,489
WisdomTree Investments, Inc.	24,272	151,700
		243,454,692
Consumer finance – 0.4%
Acom Company, Ltd.	70,610	328,884
American Express Company	96,188	13,604,831
Capital One Financial Corp.	67,457	8,582,554
Curo Group Holdings Corp.	3,434	50,102
Discover Financial Services	45,202	4,293,738
Encore Capital Group, Inc. (A)	5,179	208,351
Enova International, Inc. (A)	5,751	204,045
EZCORP, Inc., Class A (A)	9,902	49,213
FirstCash, Inc.	18,103	1,188,824
Green Dot Corp., Class A (A)	8,660	396,541
LendingClub Corp. (A)	11,956	197,513
LendingTree, Inc. (A)	2,985	635,805
Navient Corp.	80,588	1,153,214
Nelnet, Inc., Class A	2,775	201,854
Oportun Financial Corp. (A)	3,342	69,213
PRA Group, Inc. (A)	7,599	281,695
PROG Holdings, Inc. (A)	29,836	1,291,600
Regional Management Corp.	1,470	50,950
SLM Corp.	99,637	1,790,477
Synchrony Financial	80,072	3,255,728
World Acceptance Corp. (A)	724	93,946
		37,929,078
Diversified financial services – 1.1%
Alerus Financial Corp.	2,712	80,763
AMP, Ltd.	607,698	585,908
Banco Latinoamericano de Comercio Exterior SA, Class E	5,091	77,027
Berkshire Hathaway, Inc., Class B (A)	280,640	71,695,101
Cannae Holdings, Inc. (A)	14,291	566,209
Eurazeo SE (A)	6,984	531,305
EXOR NV	19,177	1,617,443
Groupe Bruxelles Lambert SA	19,973	2,066,127
Industrivarden AB, A Shares (A)	18,897	695,233

236

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Industrivarden AB, C Shares (A)	28,234	$990,839
Investor AB, B Shares	80,543	6,426,509
Jefferies Financial Group, Inc.	55,478	1,669,888
Kinnevik AB, B Shares (A)	42,777	2,079,048
L.E. Lundbergforetagen AB, B Shares (A)(C)	13,439	733,968
M&G PLC	459,748	1,313,805
Mitsubishi UFJ Lease & Finance Company, Ltd. (C)	71,296	430,980
NewStar Financial, Inc. (A)(D)	6,344	645
ORIX Corp.	232,383	3,930,244
Sofina SA	2,725	921,275
Tokyo Century Corp.	7,600	512,080
Wendel SE (C)	4,745	588,855
		97,513,252
Insurance – 3.0%
Admiral Group PLC	34,102	1,457,549
Aegon NV	316,414	1,503,371
Aflac, Inc.	93,471	4,783,846
Ageas SA/NV	30,963	1,869,737
AIA Group, Ltd.	2,138,535	26,168,752
Alleghany Corp. (A)	3,834	2,401,196
Allianz SE	72,906	18,544,012
Ambac Financial Group, Inc. (A)	7,876	131,844
American Equity Investment Life Holding Company	15,021	473,612
American Financial Group, Inc.	19,174	2,187,753
American International Group, Inc.	127,058	5,871,350
AMERISAFE, Inc.	3,310	211,840
Aon PLC, Class A	33,058	7,606,976
Argo Group International Holdings, Ltd.	5,535	278,521
Arthur J. Gallagher & Company	28,364	3,538,976
Assicurazioni Generali SpA	195,088	3,897,685
Assurant, Inc.	8,748	1,240,204
Aviva PLC	694,551	3,914,966
AXA SA	342,031	9,181,555
Baloise Holding AG	8,198	1,394,084
Brighthouse Financial, Inc. (A)	23,940	1,059,345
Brown & Brown, Inc.	64,147	2,932,159
BRP Group, Inc., Class A (A)	7,228	196,963
Chubb, Ltd.	66,569	10,515,905
Cincinnati Financial Corp.	22,068	2,274,990
Citizens, Inc. (A)	10,324	59,776
CNO Financial Group, Inc.	59,410	1,443,069
CNP Assurances	30,355	575,740
Crawford & Company, Class A	3,680	39,192
Dai-ichi Life Holdings, Inc.	190,737	3,278,751
Direct Line Insurance Group PLC	241,296	1,041,623
eHealth, Inc. (A)	4,360	317,103
Employers Holdings, Inc.	4,850	208,841
Enstar Group, Ltd. (A)	1,955	482,357
Everest Re Group, Ltd.	5,894	1,460,592
FBL Financial Group, Inc., Class A	1,634	91,373
First American Financial Corp.	30,096	1,704,938
Genworth Financial, Inc., Class A (A)	222,406	738,388
Gjensidige Forsikring ASA	35,365	829,389
Globe Life, Inc.	14,200	1,372,146
Goosehead Insurance, Inc., Class A	2,209	236,761
Greenlight Capital Re, Ltd., Class A (A)	5,632	48,998
Hannover Rueck SE	10,663	1,947,145
HCI Group, Inc.	1,066	81,890
Heritage Insurance Holdings, Inc.	4,566	50,591
Horace Mann Educators Corp.	6,933	299,575
Insurance Australia Group, Ltd.	431,419	1,536,860
Investors Title Company	286	47,476
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
James River Group Holdings, Ltd.	4,989	$227,598
Japan Post Holdings Company, Ltd. (A)	278,500	2,482,058
Japan Post Insurance Company, Ltd.	39,800	817,596
Kemper Corp.	16,857	1,343,840
Kinsale Capital Group, Inc.	9,398	1,548,790
Legal & General Group PLC	1,055,132	4,051,196
Lincoln National Corp.	26,793	1,668,400
Loews Corp.	31,607	1,620,807
Marsh & McLennan Companies, Inc.	74,801	9,110,762
MBIA, Inc. (A)	9,130	87,831
Medibank Private, Ltd.	486,992	1,038,021
Mercury General Corp.	7,280	442,697
MetLife, Inc.	110,347	6,707,994
MS&AD Insurance Group Holdings, Inc.	78,751	2,316,537
Muenchener Rueckversicherungs-Gesellschaft AG	24,774	7,629,621
National Western Life Group, Inc., Class A	441	109,809
NN Group NV	52,563	2,564,098
Old Republic International Corp.	77,504	1,692,687
Palomar Holdings, Inc. (A)	3,385	226,930
Phoenix Group Holdings PLC	97,175	982,445
Poste Italiane SpA (B)	92,386	1,173,263
Primerica, Inc.	10,779	1,593,352
Principal Financial Group, Inc.	37,681	2,259,353
ProAssurance Corp.	9,184	245,764
Protective Insurance Corp., Class B	1,874	42,858
Prudential Financial, Inc.	58,402	5,320,422
Prudential PLC	461,340	9,827,704
QBE Insurance Group, Ltd.	260,090	1,904,773
Reinsurance Group of America, Inc.	18,623	2,347,429
RenaissanceRe Holdings, Ltd.	13,895	2,226,674
RLI Corp.	17,447	1,946,562
RSA Insurance Group PLC	182,959	1,716,373
Safety Insurance Group, Inc.	2,418	203,717
Sampo OYJ, A Shares	83,292	3,755,651
SCOR SE	28,038	955,058
Selective Insurance Group, Inc.	26,201	1,900,621
Selectquote, Inc. (A)	21,919	646,830
SiriusPoint, Ltd. (A)	13,791	140,254
Sompo Holdings, Inc.	59,391	2,275,632
State Auto Financial Corp.	3,287	64,787
Stewart Information Services Corp.	4,342	225,914
Suncorp Group, Ltd.	226,452	1,706,116
Swiss Life Holding AG	5,378	2,642,945
Swiss Re AG	50,529	4,969,176
T&D Holdings, Inc.	95,125	1,224,032
The Allstate Corp.	44,844	5,152,576
The Hanover Insurance Group, Inc.	9,969	1,290,587
The Hartford Financial Services Group, Inc.	52,846	3,529,584
The Progressive Corp.	86,365	8,257,358
The Travelers Companies, Inc.	37,358	5,618,643
Tiptree, Inc.	5,810	52,000
Tokio Marine Holdings, Inc.	111,685	5,315,210
Trean Insurance Group, Inc. (A)	2,341	37,807
Trupanion, Inc. (A)	5,057	385,394
Tryg A/S	26,715	629,644
United Fire Group, Inc.	3,611	125,663
United Insurance Holdings Corp.	4,287	30,909
Universal Insurance Holdings, Inc.	4,624	66,308
Unum Group	30,037	835,930
W.R. Berkley Corp.	20,764	1,564,567
Watford Holdings, Ltd. (A)	2,796	96,770
Willis Towers Watson PLC	19,011	4,351,238

237

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Zurich Insurance Group AG	26,606	$11,324,880
		278,179,810
Mortgage real estate investment trusts – 0.1%
Apollo Commercial Real Estate Finance, Inc.	23,442	327,485
Arbor Realty Trust, Inc.	19,227	305,709
Ares Commercial Real Estate Corp.	5,283	72,483
ARMOUR Residential REIT, Inc.	10,865	132,553
Blackstone Mortgage Trust, Inc., Class A	22,956	711,636
Broadmark Realty Capital, Inc.	21,047	220,152
Capstead Mortgage Corp.	16,277	101,406
Cherry Hill Mortgage Investment Corp.	3,693	34,493
Chimera Investment Corp.	31,670	402,209
Colony Credit Real Estate, Inc.	14,600	124,392
Dynex Capital, Inc.	4,095	77,518
Granite Point Mortgage Trust, Inc.	9,268	110,938
Great Ajax Corp.	3,830	41,747
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,243	686,832
Invesco Mortgage Capital, Inc.	39,994	160,376
KKR Real Estate Finance Trust, Inc.	3,842	70,654
Ladder Capital Corp.	17,863	210,783
MFA Financial, Inc.	76,421	311,033
New York Mortgage Trust, Inc.	63,041	281,793
Orchid Island Capital, Inc.	15,417	92,656
PennyMac Mortgage Investment Trust	16,156	316,658
Ready Capital Corp.	9,926	133,207
Redwood Trust, Inc.	19,025	198,050
TPG RE Finance Trust, Inc.	10,188	114,106
Two Harbors Investment Corp.	46,322	339,540
Western Asset Mortgage Capital Corp.	13,357	42,609
		5,621,018
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,421	442,881
Bridgewater Bancshares, Inc. (A)	4,324	69,833
Capitol Federal Financial, Inc.	21,044	278,728
Columbia Financial, Inc. (A)	7,841	137,061
Essent Group, Ltd.	49,301	2,341,304
Federal Agricultural Mortgage Corp., Class C	1,499	150,979
Flagstar Bancorp, Inc.	7,695	347,045
FS Bancorp, Inc.	822	55,238
Home Bancorp, Inc.	1,554	56,022
HomeStreet, Inc.	3,548	156,360
Kearny Financial Corp.	13,036	157,475
Luther Burbank Corp.	3,011	35,620
Merchants Bancorp	1,361	57,080
Meridian Bancorp, Inc.	8,127	149,699
Meta Financial Group, Inc.	5,248	237,787
MGIC Investment Corp.	92,761	1,284,740
Mr. Cooper Group, Inc. (A)	12,561	436,620
New York Community Bancorp, Inc.	127,592	1,610,211
NMI Holdings, Inc., Class A (A)	13,812	326,516
Northfield Bancorp, Inc.	8,551	136,132
Northwest Bancshares, Inc.	18,866	272,614
OP Bancorp	3,144	33,075
PCSB Financial Corp.	3,688	61,258
PennyMac Financial Services, Inc.	6,857	458,528
Premier Financial Corp.	6,300	209,538
Provident Bancorp, Inc.	3,741	53,870
Provident Financial Services, Inc.	11,656	259,696
Radian Group, Inc.	31,846	740,420
Riverview Bancorp, Inc.	5,528	38,309
Southern Missouri Bancorp, Inc.	1,538	60,628
Territorial Bancorp, Inc.	2,267	59,985
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
The Hingham Institution for Savings	282	$80,020
Timberland Bancorp, Inc.	1,871	52,033
TrustCo Bank Corp.	17,142	126,337
Walker & Dunlop, Inc.	4,725	485,447
Washington Federal, Inc.	33,028	1,017,262
Waterstone Financial, Inc.	3,881	79,250
Western New England Bancorp, Inc.	4,844	40,835
WSFS Financial Corp.	7,790	387,864
		12,984,300
		1,229,983,064
Health care – 12.4%
Biotechnology – 1.9%
4D Molecular Therapeutics, Inc. (A)	1,424	61,773
89bio, Inc. (A)	1,721	40,753
AbbVie, Inc.	260,372	28,177,458
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Aduro Biotech, Inc. (A)(D)	2,435	7,305
Adverum Biotechnologies, Inc. (A)	15,444	152,278
Aeglea BioTherapeutics, Inc. (A)	9,094	72,024
Affimed NV (A)	19,400	153,454
Agenus, Inc. (A)	29,213	79,459
Akebia Therapeutics, Inc. (A)	27,034	91,510
Akero Therapeutics, Inc. (A)	2,561	74,295
Akouos, Inc. (A)(C)	4,339	60,182
Albireo Pharma, Inc. (A)	3,188	112,377
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	19,068
Alector, Inc. (A)	8,106	163,255
Alexion Pharmaceuticals, Inc. (A)	32,275	4,935,170
Aligos Therapeutics, Inc. (A)	1,921	43,684
Allakos, Inc. (A)	4,404	505,491
Allogene Therapeutics, Inc. (A)	9,105	321,407
Allovir, Inc. (A)	5,080	118,872
ALX Oncology Holdings, Inc. (A)	2,964	218,565
Amgen, Inc.	85,012	21,151,836
Amicus Therapeutics, Inc. (A)	43,392	428,713
AnaptysBio, Inc. (A)	3,955	85,230
Anavex Life Sciences Corp. (A)	9,834	147,018
Anika Therapeutics, Inc. (A)	2,391	97,529
Annexon, Inc. (A)	4,587	127,702
Apellis Pharmaceuticals, Inc. (A)	10,152	435,622
Applied Genetic Technologies Corp. (A)	8,401	42,593
Applied Molecular Transport, Inc. (A)	3,776	166,182
Applied Therapeutics, Inc. (A)	3,078	57,728
Arcturus Therapeutics Holdings, Inc. (A)	3,407	140,709
Arcus Biosciences, Inc. (A)	7,132	200,267
Arcutis Biotherapeutics, Inc. (A)	4,124	119,307
Ardelyx, Inc. (A)	14,337	94,911
Arena Pharmaceuticals, Inc. (A)	9,772	678,079
Argenx SE (A)	7,978	2,193,741
Arrowhead Pharmaceuticals, Inc. (A)	45,570	3,021,747
Atara Biotherapeutics, Inc. (A)	13,840	198,742
Athenex, Inc. (A)	13,112	56,382
Athersys, Inc. (A)(C)	33,524	60,343
Atreca, Inc., Class A (A)	5,564	85,296
AVEO Pharmaceuticals, Inc. (A)	4,422	32,369
Avid Bioservices, Inc. (A)	10,367	188,990
Avidity Biosciences, Inc. (A)	5,285	115,266
Avrobio, Inc. (A)	6,723	85,315
Beam Therapeutics, Inc. (A)	6,680	534,667
Beyondspring, Inc. (A)(C)	3,843	42,542
BioAtla, Inc. (A)	1,978	100,562
BioCryst Pharmaceuticals, Inc. (A)	29,824	303,310
Biogen, Inc. (A)	22,132	6,191,427
Biohaven Pharmaceutical Holding Company, Ltd. (A)	8,111	554,387

238

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bioxcel Therapeutics, Inc. (A)	2,138	$92,276
Black Diamond Therapeutics, Inc. (A)	3,437	83,382
Blueprint Medicines Corp. (A)	9,276	901,905
Bolt Biotherapeutics, Inc. (A)	2,272	74,772
Bridgebio Pharma, Inc. (A)	15,750	970,200
C4 Therapeutics, Inc. (A)(C)	1,974	73,018
Calithera Biosciences, Inc. (A)	13,487	32,639
CareDx, Inc. (A)	8,410	572,637
Catalyst Biosciences, Inc. (A)	6,392	32,216
Catalyst Pharmaceuticals, Inc. (A)	18,468	85,137
CEL-SCI Corp. (A)	6,165	93,770
ChemoCentryx, Inc. (A)	8,327	426,675
Chimerix, Inc. (A)	10,296	99,253
Chinook Therapeutics, Inc. (A)	2,687	41,756
Clovis Oncology, Inc. (A)	13,909	97,641
Coherus Biosciences, Inc. (A)	10,140	148,145
Constellation Pharmaceuticals, Inc. (A)	5,283	123,569
Corbus Pharmaceuticals Holdings, Inc. (A)	15,242	30,027
Cortexyme, Inc. (A)(C)	2,641	95,155
Crinetics Pharmaceuticals, Inc. (A)	5,329	81,427
CSL, Ltd.	80,453	16,259,858
Cue Biopharma, Inc. (A)	5,734	69,955
Cullinan Oncology, Inc. (A)	2,297	95,716
Cytokinetics, Inc. (A)	11,326	263,443
CytomX Therapeutics, Inc. (A)	11,314	87,457
Deciphera Pharmaceuticals, Inc. (A)	6,572	294,688
Denali Therapeutics, Inc. (A)	10,539	601,777
DermTech, Inc. (A)	1,731	87,917
Dicerna Pharmaceuticals, Inc. (A)	11,197	286,307
Dyadic International, Inc. (A)	4,934	27,088
Dynavax Technologies Corp. (A)	18,047	177,402
Dyne Therapeutics, Inc. (A)	3,337	51,824
Eagle Pharmaceuticals, Inc. (A)	1,946	81,226
Editas Medicine, Inc. (A)	11,192	470,064
Eiger BioPharmaceuticals, Inc. (A)	6,012	53,206
Emergent BioSolutions, Inc. (A)	19,974	1,855,784
Enanta Pharmaceuticals, Inc. (A)	3,320	163,742
Epizyme, Inc. (A)	15,531	135,275
Esperion Therapeutics, Inc. (A)(C)	4,464	125,215
Evelo Biosciences, Inc. (A)	4,480	47,936
Exelixis, Inc. (A)	85,478	1,930,948
Fate Therapeutics, Inc. (A)	12,751	1,051,320
Fennec Pharmaceuticals, Inc. (A)	4,659	28,932
FibroGen, Inc. (A)	14,195	492,708
Five Prime Therapeutics, Inc. (A)	5,431	204,586
Flexion Therapeutics, Inc. (A)(C)	8,350	74,733
Forma Therapeutics Holdings, Inc. (A)	5,182	145,200
Fortress Biotech, Inc. (A)	13,574	47,916
Frequency Therapeutics, Inc. (A)(C)	4,268	40,546
G1 Therapeutics, Inc. (A)	5,862	141,040
Galapagos NV (A)	7,510	579,505
Generation Bio Company (A)	6,833	194,467
Genmab A/S (A)	11,591	3,812,207
Geron Corp. (A)(C)	54,345	85,865
Gilead Sciences, Inc.	184,870	11,948,148
Gossamer Bio, Inc. (A)	10,784	99,752
Grifols SA (C)	52,748	1,380,513
Gritstone Oncology, Inc. (A)	5,555	52,384
Halozyme Therapeutics, Inc. (A)	57,127	2,381,625
Harpoon Therapeutics, Inc. (A)	2,630	55,020
Heron Therapeutics, Inc. (A)	15,192	246,262
Homology Medicines, Inc. (A)	6,658	62,652
Hookipa Pharma, Inc. (A)	3,583	48,191
iBio, Inc. (A)(C)	39,357	60,610
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ideaya Biosciences, Inc. (A)	3,093	$72,686
IGM Biosciences, Inc. (A)	1,288	98,777
ImmunityBio, Inc. (A)(C)	5,319	126,273
ImmunoGen, Inc. (A)	32,464	262,958
Immunovant, Inc. (A)	6,817	109,345
Incyte Corp. (A)	27,453	2,231,105
Inovio Pharmaceuticals, Inc. (A)(C)	31,198	289,517
Inozyme Pharma, Inc. (A)(C)	2,295	45,441
Insmed, Inc. (A)	17,041	580,416
Intellia Therapeutics, Inc. (A)	9,227	740,513
Intercept Pharmaceuticals, Inc. (A)	4,395	101,437
Invitae Corp. (A)	20,334	776,962
Ironwood Pharmaceuticals, Inc. (A)	27,042	302,330
iTeos Therapeutics, Inc. (A)	3,389	115,836
IVERIC bio, Inc. (A)	13,635	84,264
Jounce Therapeutics, Inc. (A)	3,358	34,487
Kadmon Holdings, Inc. (A)	29,574	115,043
KalVista Pharmaceuticals, Inc. (A)	3,308	84,983
Karuna Therapeutics, Inc. (A)	2,679	322,096
Karyopharm Therapeutics, Inc. (A)	12,973	136,476
Keros Therapeutics, Inc. (A)	2,212	136,149
Kezar Life Sciences, Inc. (A)	6,917	41,225
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,052	93,513
Kinnate Biopharma, Inc. (A)	2,354	73,351
Kodiak Sciences, Inc. (A)	5,515	625,346
Kronos Bio, Inc. (A)	2,715	79,468
Krystal Biotech, Inc. (A)	2,611	201,151
Kura Oncology, Inc. (A)	10,609	299,916
Kymera Therapeutics, Inc. (A)(C)	1,853	72,008
Lexicon Pharmaceuticals, Inc. (A)	9,050	53,124
Ligand Pharmaceuticals, Inc. (A)	6,968	1,062,272
MacroGenics, Inc. (A)	9,263	295,027
Madrigal Pharmaceuticals, Inc. (A)	1,495	174,870
Magenta Therapeutics, Inc. (A)	4,431	52,463
MannKind Corp. (A)	38,360	150,371
MediciNova, Inc. (A)	8,955	45,223
MEI Pharma, Inc. (A)	21,136	72,496
MeiraGTx Holdings PLC (A)	4,878	70,390
Mersana Therapeutics, Inc. (A)	9,168	148,338
Mirati Therapeutics, Inc. (A)	7,162	1,226,851
Molecular Templates, Inc. (A)	5,147	64,955
Morphic Holding, Inc. (A)	2,420	153,138
Myriad Genetics, Inc. (A)	11,986	364,974
Natera, Inc. (A)	12,661	1,285,598
Neoleukin Therapeutics, Inc. (A)	6,110	75,214
Neurocrine Biosciences, Inc. (A)	27,850	2,708,413
NextCure, Inc. (A)	3,426	34,294
Nkarta, Inc. (A)	3,477	114,393
Novavax, Inc. (A)	10,303	1,868,037
Nurix Therapeutics, Inc. (A)	4,086	127,034
Olema Pharmaceuticals, Inc. (A)	2,114	70,143
Oncocyte Corp. (A)	11,833	61,413
OPKO Health, Inc. (A)(C)	66,780	286,486
Organogenesis Holdings, Inc. (A)	4,028	73,390
ORIC Pharmaceuticals, Inc. (A)	4,082	100,009
Ovid therapeutics, Inc. (A)	10,083	40,534
Pandion Therapeutics, Inc. (A)	2,148	128,987
Passage Bio, Inc. (A)	5,154	90,092
PDL BioPharma, Inc. (A)(D)	23,030	39,381
PeptiDream, Inc. (A)	16,700	765,008
Pfenex, Inc. (A)(D)	6,194	6,790
PMV Pharmaceuticals, Inc. (A)	2,303	75,746
Poseida Therapeutics, Inc. (A)	6,008	57,376
Praxis Precision Medicines, Inc. (A)	2,020	66,175

239

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Precigen, Inc. (A)	12,175	$83,886
Precision BioSciences, Inc. (A)	7,701	79,705
Prelude Therapeutics, Inc. (A)	1,678	72,708
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	646
Protagonist Therapeutics, Inc. (A)	6,120	158,508
Prothena Corp. PLC (A)	5,350	134,392
PTC Therapeutics, Inc. (A)	10,408	492,819
Puma Biotechnology, Inc. (A)	5,898	57,329
Radius Health, Inc. (A)	7,856	163,876
RAPT Therapeutics, Inc. (A)	2,132	47,330
Regeneron Pharmaceuticals, Inc. (A)	15,464	7,316,637
REGENXBIO, Inc. (A)	6,622	225,876
Relay Therapeutics, Inc. (A)	7,733	267,330
Replimune Group, Inc. (A)	4,082	124,542
REVOLUTION Medicines, Inc. (A)	7,223	331,391
Rhythm Pharmaceuticals, Inc. (A)	6,587	140,105
Rigel Pharmaceuticals, Inc. (A)	29,663	101,447
Rocket Pharmaceuticals, Inc. (A)	6,370	282,637
Rubius Therapeutics, Inc. (A)	6,200	164,300
Sangamo Therapeutics, Inc. (A)	19,561	245,099
Scholar Rock Holding Corp. (A)	4,307	218,193
Selecta Biosciences, Inc. (A)	13,246	59,938
Seres Therapeutics, Inc. (A)	9,313	191,755
Shattuck Labs, Inc. (A)(C)	2,407	70,381
Sigilon Therapeutics, Inc. (A)	1,456	32,542
Silverback Therapeutics, Inc. (A)	2,180	95,113
Sorrento Therapeutics, Inc. (A)(C)	42,021	347,514
Spectrum Pharmaceuticals, Inc. (A)	27,408	89,350
Spero Therapeutics, Inc. (A)	3,951	58,159
SpringWorks Therapeutics, Inc. (A)	4,022	295,899
Stemline Therapeutics, Inc. (A)(D)	8,040	2,653
Stoke Therapeutics, Inc. (A)	2,273	88,283
Sutro Biopharma, Inc. (A)	5,626	128,048
Syndax Pharmaceuticals, Inc. (A)	5,412	121,012
Syros Pharmaceuticals, Inc. (A)	8,832	66,063
Taysha Gene Therapies, Inc. (A)(C)	1,671	33,921
TCR2 Therapeutics, Inc. (A)	5,164	114,021
TG Therapeutics, Inc. (A)	20,385	982,557
Translate Bio, Inc. (A)	11,546	190,394
Travere Therapeutics, Inc. (A)	9,392	234,518
Turning Point Therapeutics, Inc. (A)	6,266	592,701
Twist Bioscience Corp. (A)	7,860	973,540
Ultragenyx Pharmaceutical, Inc. (A)	10,654	1,213,064
United Therapeutics Corp. (A)	12,204	2,041,363
UNITY Biotechnology, Inc. (A)(C)	6,965	41,790
UroGen Pharma, Ltd. (A)(C)	3,735	72,758
Vanda Pharmaceuticals, Inc. (A)	9,224	138,544
Vaxart, Inc. (A)(C)	9,498	57,463
Vaxcyte, Inc. (A)	4,999	98,730
VBI Vaccines, Inc. (A)(C)	30,564	95,054
Veracyte, Inc. (A)	11,132	598,345
Verastem, Inc. (A)	32,840	81,115
Vericel Corp. (A)	7,629	423,791
Vertex Pharmaceuticals, Inc. (A)	38,350	8,241,032
Viking Therapeutics, Inc. (A)	12,305	77,829
Vir Biotechnology, Inc. (A)	8,979	460,353
Vor BioPharma, Inc. (A)	1,999	86,157
X4 Pharmaceuticals, Inc. (A)	3,434	29,567
XBiotech, Inc. (A)(C)	2,771	47,578
Xencor, Inc. (A)	9,393	404,463
XOMA Corp. (A)(C)	1,189	48,523
Y-mAbs Therapeutics, Inc. (A)	5,276	159,546
Zentalis Pharmaceuticals, Inc. (A)	4,876	211,570
ZIOPHARM Oncology, Inc. (A)(C)	36,787	132,433
		174,238,644
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 3.0%
Abbott Laboratories	261,388	$31,324,738
ABIOMED, Inc. (A)	6,665	2,124,335
Accelerate Diagnostics, Inc. (A)(C)	5,979	49,745
Accuray, Inc. (A)	16,971	84,006
Acutus Medical, Inc. (A)	2,722	36,393
Alcon, Inc. (A)	86,947	6,101,538
Align Technology, Inc. (A)	10,582	5,730,470
Alphatec Holdings, Inc. (A)	9,333	147,368
Ambu A/S, Class B	28,981	1,361,023
AngioDynamics, Inc. (A)	6,293	147,256
Antares Pharma, Inc. (A)	28,320	116,395
Apyx Medical Corp. (A)	6,518	62,964
Asahi Intecc Company, Ltd.	34,600	955,051
Aspira Women's Health, Inc. (A)(C)	14,484	97,767
AtriCure, Inc. (A)	7,347	481,375
Atrion Corp.	248	159,045
Avanos Medical, Inc. (A)	21,178	926,326
Axogen, Inc. (A)	6,350	128,651
Axonics Modulation Technologies, Inc. (A)	5,109	305,978
Baxter International, Inc.	73,471	6,196,544
Becton, Dickinson and Company	42,774	10,400,498
BioLife Solutions, Inc. (A)	2,323	83,628
BioMerieux	7,326	932,004
Boston Scientific Corp. (A)	207,360	8,014,464
Cantel Medical Corp. (A)	16,677	1,331,492
Cardiovascular Systems, Inc. (A)	6,649	254,923
Carl Zeiss Meditec AG, Bearer Shares	7,117	1,072,776
Cerus Corp. (A)	28,314	170,167
Cochlear, Ltd.	11,625	1,869,938
Co-Diagnostics, Inc. (A)(C)	4,851	46,279
Coloplast A/S, B Shares	21,007	3,158,339
CONMED Corp.	4,556	594,968
CryoLife, Inc. (A)	6,551	147,922
CryoPort, Inc. (A)	6,691	347,999
Cutera, Inc. (A)	3,011	90,481
CytoSorbents Corp. (A)	7,844	68,086
Danaher Corp.	93,242	20,986,909
Demant A/S (A)	19,153	810,757
Dentsply Sirona, Inc.	32,232	2,056,724
DexCom, Inc. (A)	14,162	5,089,681
DiaSorin SpA	4,452	714,302
Eargo, Inc. (A)	1,456	72,727
Edwards Lifesciences Corp. (A)	91,917	7,687,938
Fisher & Paykel Healthcare Corp., Ltd.	101,903	2,287,979
GenMark Diagnostics, Inc. (A)	11,711	279,893
Glaukos Corp. (A)	7,160	600,939
Globus Medical, Inc., Class A (A)	21,174	1,305,801
GN Store Nord A/S	22,642	1,782,125
Haemonetics Corp. (A)	13,924	1,545,703
Heska Corp. (A)	1,173	197,604
Hill-Rom Holdings, Inc.	18,182	2,008,747
Hologic, Inc. (A)	37,904	2,819,300
Hoya Corp.	66,507	7,827,658
ICU Medical, Inc. (A)	5,386	1,106,500
IDEXX Laboratories, Inc. (A)	12,580	6,155,520
Inari Medical, Inc. (A)	2,778	297,246
Inogen, Inc. (A)	3,168	166,383
Integer Holdings Corp. (A)	5,488	505,445
Integra LifeSciences Holdings Corp. (A)	19,417	1,341,521
Intersect ENT, Inc. (A)	5,599	116,907
IntriCon Corp. (A)	1,897	48,639
Intuitive Surgical, Inc. (A)	17,337	12,811,003
Invacare Corp.	6,591	52,860
iRhythm Technologies, Inc. (A)	4,845	672,777

240

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Koninklijke Philips NV (A)	161,102	$9,186,897
Lantheus Holdings, Inc. (A)	11,184	239,002
LeMaitre Vascular, Inc.	2,847	138,877
LivaNova PLC (A)	21,531	1,587,481
Masimo Corp. (A)	13,931	3,199,393
Medtronic PLC	198,511	23,450,104
Meridian Bioscience, Inc. (A)	7,221	189,551
Merit Medical Systems, Inc. (A)	9,091	544,369
Mesa Laboratories, Inc.	793	193,096
Milestone Scientific, Inc. (A)	9,724	34,715
Misonix, Inc. (A)	2,736	53,598
Natus Medical, Inc. (A)	5,802	148,589
Neogen Corp. (A)	23,419	2,081,715
Nevro Corp. (A)	5,694	794,313
NuVasive, Inc. (A)	22,703	1,488,409
Olympus Corp.	206,008	4,273,407
OraSure Technologies, Inc. (A)	12,008	140,133
Ortho Clinical Diagnostics Holdings PLC (A)(C)	14,796	285,489
Orthofix Medical, Inc. (A)	3,196	138,547
OrthoPediatrics Corp. (A)	2,257	110,029
Outset Medical, Inc. (A)	1,616	87,894
PAVmed, Inc. (A)	11,790	52,348
Penumbra, Inc. (A)	9,287	2,512,876
Pulmonx Corp. (A)	1,951	89,239
Pulse Biosciences, Inc. (A)	2,537	60,076
Quidel Corp. (A)	10,551	1,349,789
Quotient, Ltd. (A)	13,884	51,093
ResMed, Inc.	21,372	4,146,595
SeaSpine Holdings Corp. (A)	4,549	79,153
Shockwave Medical, Inc. (A)	4,757	619,647
SI-BONE, Inc. (A)	4,956	157,650
Siemens Healthineers AG (B)	47,523	2,575,831
Sientra, Inc. (A)	9,155	66,740
Silk Road Medical, Inc. (A)	4,642	235,117
Smith & Nephew PLC	154,851	2,939,840
Sonova Holding AG (A)	9,679	2,565,662
STAAR Surgical Company (A)	20,416	2,152,051
Stereotaxis, Inc. (A)	7,651	51,415
STERIS PLC	12,583	2,396,810
Straumann Holding AG	1,828	2,282,290
Stryker Corp.	48,217	11,744,697
Surgalign Holdings, Inc. (A)	19,857	43,288
Surmodics, Inc. (A)	2,308	129,410
Sysmex Corp.	29,579	3,192,864
Tactile Systems Technology, Inc. (A)	3,148	171,535
Talis Biomedical Corp. (A)	2,625	33,731
Teleflex, Inc.	6,868	2,853,379
Terumo Corp.	114,134	4,130,316
The Cooper Companies, Inc.	7,232	2,777,739
TransMedics Group, Inc. (A)	4,272	177,245
Utah Medical Products, Inc.	760	65,816
Vapotherm, Inc. (A)	3,206	77,008
Varex Imaging Corp. (A)	6,590	135,029
Varian Medical Systems, Inc. (A)	13,473	2,378,389
ViewRay, Inc. (A)	20,861	90,745
West Pharmaceutical Services, Inc.	10,903	3,072,247
Zimmer Biomet Holdings, Inc.	30,569	4,893,486
Zynex, Inc. (A)(C)	3,472	53,017
		275,240,291
Health care providers and services – 1.9%
1Life Healthcare, Inc. (A)	13,150	513,902
Acadia Healthcare Company, Inc. (A)	24,395	1,393,930
Accolade, Inc. (A)	5,406	245,270
AdaptHealth Corp. (A)	12,518	460,162
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Addus HomeCare Corp. (A)	2,501	$261,580
Alfresa Holdings Corp.	33,200	640,973
Amedisys, Inc. (A)	9,000	2,383,110
AmerisourceBergen Corp.	21,688	2,560,702
AMN Healthcare Services, Inc. (A)	7,797	574,639
Amplifon SpA (A)	22,018	819,304
Anthem, Inc.	36,002	12,922,918
Apollo Medical Holdings, Inc. (A)	3,343	90,562
Apria, Inc. (A)	1,411	39,409
Brookdale Senior Living, Inc. (A)	31,523	190,714
Cardinal Health, Inc.	43,273	2,628,835
Castle Biosciences, Inc. (A)	2,440	167,042
Centene Corp. (A)	85,509	5,464,880
Chemed Corp.	4,393	2,019,989
Cigna Corp.	51,747	12,509,320
Community Health Systems, Inc. (A)	14,314	193,525
CorVel Corp. (A)	1,456	149,371
Covetrus, Inc. (A)	19,492	584,175
Cross Country Healthcare, Inc. (A)	6,377	79,649
CVS Health Corp.	193,039	14,522,324
DaVita, Inc. (A)	10,901	1,174,801
Encompass Health Corp.	27,197	2,227,434
Enzo Biochem, Inc. (A)	9,520	32,749
Fresenius Medical Care AG & Company KGaA	37,712	2,777,922
Fresenius SE & Company KGaA	73,934	3,294,528
Fulgent Genetics, Inc. (A)(C)	2,267	219,038
Hanger, Inc. (A)	6,303	143,834
HCA Healthcare, Inc.	38,925	7,331,135
HealthEquity, Inc. (A)	36,143	2,457,724
Henry Schein, Inc. (A)	21,056	1,457,917
Humana, Inc.	18,938	7,939,757
InfuSystem Holdings, Inc. (A)	2,852	58,067
Laboratory Corp. of America Holdings (A)	14,365	3,663,506
LHC Group, Inc. (A)	13,718	2,623,019
Magellan Health, Inc. (A)	4,051	377,715
McKesson Corp.	23,680	4,618,547
Medipal Holdings Corp.	32,441	623,563
MEDNAX, Inc. (A)	12,528	319,088
ModivCare, Inc. (A)	2,025	299,943
Molina Healthcare, Inc. (A)	15,891	3,714,680
National HealthCare Corp.	2,099	163,533
National Research Corp. (A)	2,319	108,599
NMC Health PLC (A)	19,536	7,834
Ontrak, Inc. (A)(C)	1,451	47,245
Option Care Health, Inc. (A)	14,437	256,112
Orpea SA	9,141	1,058,513
Owens & Minor, Inc.	12,107	455,102
Patterson Companies, Inc.	38,108	1,217,551
PetIQ, Inc. (A)	3,680	129,757
Progyny, Inc. (A)	4,503	200,429
Quest Diagnostics, Inc.	19,875	2,550,758
R1 RCM, Inc. (A)	18,107	446,881
RadNet, Inc. (A)	7,420	161,385
Ramsay Health Care, Ltd.	32,378	1,653,739
Ryman Healthcare, Ltd.	70,734	757,116
Select Medical Holdings Corp. (A)	18,151	618,949
Sharps Compliance Corp. (A)	3,071	44,130
Sonic Healthcare, Ltd.	80,263	2,146,342
Surgery Partners, Inc. (A)	4,365	193,195
Suzuken Company, Ltd.	11,848	463,544
Tenet Healthcare Corp. (A)	46,548	2,420,496
The Ensign Group, Inc.	8,622	809,088
The Joint Corp. (A)	2,279	110,235

241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Pennant Group, Inc. (A)	4,277	$195,887
Tivity Health, Inc. (A)	7,397	165,101
Triple-S Management Corp., Class B (A)	3,762	97,925
UnitedHealth Group, Inc.	139,115	51,760,518
Universal Health Services, Inc., Class B	11,463	1,529,050
US Physical Therapy, Inc.	2,162	225,064
Viemed Healthcare, Inc. (A)	5,783	58,524
		176,823,854
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	26,323	395,240
Cerner Corp.	45,216	3,250,126
Computer Programs & Systems, Inc.	2,487	76,102
Evolent Health, Inc., Class A (A)	12,826	259,085
Health Catalyst, Inc. (A)	5,642	263,876
HealthStream, Inc. (A)	4,435	99,078
HMS Holdings Corp. (A)	14,728	544,568
Icad, Inc. (A)	3,416	72,488
Inovalon Holdings, Inc., Class A (A)	12,507	359,951
Inspire Medical Systems, Inc. (A)	4,378	906,202
M3, Inc.	77,986	5,353,588
NextGen Healthcare, Inc. (A)	9,424	170,574
Omnicell, Inc. (A)	7,084	919,999
OptimizeRx Corp. (A)	2,714	132,308
Phreesia, Inc. (A)	5,662	294,990
Schrodinger, Inc. (A)	5,045	384,883
Simulations Plus, Inc.	2,495	157,784
Tabula Rasa HealthCare, Inc. (A)(C)	3,625	166,931
Vocera Communications, Inc. (A)	5,421	208,492
		14,016,265
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	45,129	5,737,701
Bio-Rad Laboratories, Inc., Class A (A)	3,174	1,812,894
Bio-Techne Corp.	10,630	4,059,916
Charles River Laboratories International, Inc. (A)	13,635	3,951,832
ChromaDex Corp. (A)(C)	7,209	67,332
Codexis, Inc. (A)	9,746	223,086
Eurofins Scientific SE	23,610	2,256,650
Fluidigm Corp. (A)	13,865	62,670
Harvard Bioscience, Inc. (A)	7,159	39,088
Illumina, Inc. (A)	21,532	8,269,580
IQVIA Holdings, Inc. (A)	28,276	5,461,227
Lonza Group AG	13,168	7,364,856
Luminex Corp.	7,301	232,902
Medpace Holdings, Inc. (A)	12,167	1,995,996
Mettler-Toledo International, Inc. (A)	3,509	4,055,316
NanoString Technologies, Inc. (A)	7,414	487,174
NeoGenomics, Inc. (A)	18,152	875,471
Pacific Biosciences of California, Inc. (A)	30,497	1,015,855
PerkinElmer, Inc.	16,514	2,118,581
Personalis, Inc. (A)	4,367	107,472
PRA Health Sciences, Inc. (A)	17,684	2,711,488
QIAGEN NV (A)	40,817	1,975,503
Quanterix Corp. (A)	4,069	237,914
Repligen Corp. (A)	13,956	2,713,186
Sartorius Stedim Biotech	4,890	2,012,471
Seer, Inc. (A)(C)	2,488	124,450
Syneos Health, Inc. (A)	22,646	1,717,699
Thermo Fisher Scientific, Inc.	57,965	26,454,067
Waters Corp. (A)	9,151	2,600,440
		90,742,817
Pharmaceuticals – 4.5%
AcelRx Pharmaceuticals, Inc. (A)(C)	21,175	35,998
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Aerie Pharmaceuticals, Inc. (A)	6,412	$114,582
Amneal Pharmaceuticals, Inc. (A)	17,090	115,016
Amphastar Pharmaceuticals, Inc. (A)	6,241	114,335
ANI Pharmaceuticals, Inc. (A)	1,935	69,931
Arvinas, Inc. (A)	6,081	401,954
Astellas Pharma, Inc.	329,247	5,071,818
AstraZeneca PLC	232,056	23,161,155
Atea Pharmaceuticals, Inc. (A)(C)	2,446	151,041
Athira Pharma, Inc. (A)	2,425	44,620
Axsome Therapeutics, Inc. (A)	4,684	265,208
Aytu BioPharma, Inc. (A)	4,224	32,102
Bayer AG	173,723	11,009,335
BioDelivery Sciences International, Inc. (A)	17,676	69,113
Bristol-Myers Squibb Company	329,655	20,811,120
Cara Therapeutics, Inc. (A)	7,151	155,248
Cassava Sciences, Inc. (A)(C)	5,478	246,236
Catalent, Inc. (A)	24,290	2,557,980
Chiasma, Inc. (A)	10,502	32,871
Chugai Pharmaceutical Company, Ltd.	118,802	4,827,381
Collegium Pharmaceutical, Inc. (A)	5,900	139,830
Corcept Therapeutics, Inc. (A)	16,331	388,514
CorMedix, Inc. (A)(C)	6,011	60,050
Cymabay Therapeutics, Inc. (A)	13,037	59,188
Daiichi Sankyo Company, Ltd.	300,858	8,777,760
Durect Corp. (A)	39,150	77,517
Eisai Company, Ltd.	44,568	2,995,595
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	117,094	21,875,501
Endo International PLC (A)	37,969	281,350
Evofem Biosciences, Inc. (A)(C)	15,215	26,626
Evolus, Inc. (A)	3,676	47,751
Fulcrum Therapeutics, Inc. (A)	3,745	44,116
GlaxoSmithKline PLC	887,237	15,706,582
H Lundbeck A/S	12,325	420,855
Harmony Biosciences Holdings, Inc. (A)	1,181	39,020
Hikma Pharmaceuticals PLC	30,569	958,942
Hisamitsu Pharmaceutical Company, Inc.	9,084	592,732
Innoviva, Inc. (A)	10,874	129,944
Intra-Cellular Therapies, Inc. (A)	11,152	378,387
Ipsen SA	6,669	571,698
Jazz Pharmaceuticals PLC (A)	15,432	2,536,558
Johnson & Johnson	386,962	63,597,205
Kala Pharmaceuticals, Inc. (A)(C)	7,768	52,356
Kyowa Kirin Company, Ltd.	47,759	1,430,263
Lannett Company, Inc. (A)	6,549	34,579
Marinus Pharmaceuticals, Inc. (A)	5,366	83,066
Merck & Company, Inc.	373,130	28,764,592
Merck KGaA	22,854	3,909,269
Nektar Therapeutics (A)	49,914	998,280
NGM Biopharmaceuticals, Inc. (A)	4,364	126,861
Nippon Shinyaku Company, Ltd.	8,100	603,056
Novartis AG	392,627	33,562,017
Novo Nordisk A/S, B Shares	304,491	20,517,702
Ocular Therapeutix, Inc. (A)	12,480	204,797
Omeros Corp. (A)	10,097	179,727
Ono Pharmaceutical Company, Ltd.	65,400	1,710,360
Orion OYJ, Class B	18,745	751,051
Otsuka Holdings Company, Ltd.	69,093	2,930,159
Pacira BioSciences, Inc. (A)	7,168	502,405
Paratek Pharmaceuticals, Inc. (A)	8,683	61,302
Perrigo Company PLC	20,129	814,621
Pfizer, Inc.	819,753	29,699,651
Phathom Pharmaceuticals, Inc. (A)	2,035	76,435
Phibro Animal Health Corp., Class A	4,028	98,283

242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pliant Therapeutics, Inc. (A)(C)	4,131	$162,472
Prestige Consumer Healthcare, Inc. (A)	8,446	372,300
Provention Bio, Inc. (A)	9,559	100,322
Recordati Industria Chimica e Farmaceutica SpA	18,490	994,382
Relmada Therapeutics, Inc. (A)	2,511	88,412
Revance Therapeutics, Inc. (A)	10,795	301,720
Roche Holding AG	124,234	40,244,749
Roche Holding AG, Bearer Shares	5,659	1,938,629
Sanofi	200,361	19,812,528
Santen Pharmaceutical Company, Ltd.	63,700	878,502
Shionogi & Company, Ltd.	46,811	2,527,086
SIGA Technologies, Inc. (A)	9,985	64,903
Sumitomo Dainippon Pharma Company, Ltd.	31,692	552,838
Supernus Pharmaceuticals, Inc. (A)	8,313	217,634
Taisho Pharmaceutical Holdings Company, Ltd.	6,016	388,759
Takeda Pharmaceutical Company, Ltd.	278,798	10,162,784
Tarsus Pharmaceuticals, Inc. (A)	1,180	38,031
Terns Pharmaceuticals, Inc. (A)	1,740	38,280
Teva Pharmaceutical Industries, Ltd., ADR (A)	193,808	2,236,544
TherapeuticsMD, Inc. (A)	59,719	80,023
Theravance Biopharma, Inc. (A)	8,103	165,382
UCB SA	22,357	2,125,343
Verrica Pharmaceuticals, Inc. (A)	2,696	40,844
Viatris, Inc. (A)	177,926	2,485,626
Vifor Pharma AG	8,046	1,094,998
VYNE Therapeutics, Inc. (A)(C)	6,949	47,566
WaVe Life Sciences, Ltd. (A)	6,270	35,175
Xeris Pharmaceuticals, Inc. (A)(C)	8,931	40,279
Zoetis, Inc.	70,092	11,038,088
Zogenix, Inc. (A)	9,517	185,772
		414,563,568
		1,145,625,439
Industrials – 11.6%
Aerospace and defense – 1.4%
AAR Corp. (A)	5,564	231,741
Aerojet Rocketdyne Holdings, Inc.	12,007	563,849
AeroVironment, Inc. (A)	3,600	417,816
Airbus SE (A)	103,996	11,794,941
Astronics Corp. (A)	4,203	75,822
Axon Enterprise, Inc. (A)	17,475	2,488,790
BAE Systems PLC	569,065	3,963,004
Cubic Corp.	5,292	394,624
Curtiss-Wright Corp.	11,216	1,330,218
Dassault Aviation SA (A)	443	492,640
Ducommun, Inc. (A)	1,812	108,720
Elbit Systems, Ltd.	4,689	664,515
General Dynamics Corp.	34,282	6,224,240
Hexcel Corp. (A)	22,905	1,282,680
Howmet Aerospace, Inc. (A)	57,552	1,849,146
Huntington Ingalls Industries, Inc.	5,972	1,229,336
Kaman Corp.	4,616	236,755
Kratos Defense & Security Solutions, Inc. (A)	20,197	550,974
L3Harris Technologies, Inc.	30,066	6,093,777
Lockheed Martin Corp.	36,311	13,416,915
Maxar Technologies, Inc.	10,197	385,651
Mercury Systems, Inc. (A)	15,382	1,086,738
Moog, Inc., Class A	4,818	400,617
MTU Aero Engines AG	9,389	2,211,733
National Presto Industries, Inc.	816	83,289
Northrop Grumman Corp.	22,866	7,400,352
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
PAE, Inc. (A)	10,876	$98,102
Park Aerospace Corp.	4,260	56,317
Parsons Corp. (A)	3,756	151,893
Raytheon Technologies Corp.	223,981	17,307,012
Rolls-Royce Holdings PLC (A)	1,479,641	2,148,736
Safran SA	56,664	7,707,860
Singapore Technologies Engineering, Ltd.	276,052	799,594
Teledyne Technologies, Inc. (A)	5,439	2,249,842
Textron, Inc.	33,754	1,892,924
Thales SA	18,842	1,870,057
The Boeing Company (A)	80,719	20,560,744
TransDigm Group, Inc. (A)	8,028	4,719,822
Triumph Group, Inc. (A)	8,805	161,836
Vectrus, Inc. (A)	1,954	104,422
		124,808,044
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	9,909	289,937
Atlas Air Worldwide Holdings, Inc. (A)	4,245	256,568
CH Robinson Worldwide, Inc.	20,049	1,913,276
Deutsche Post AG	175,283	9,616,177
DSV Panalpina A/S	36,604	7,179,639
Echo Global Logistics, Inc. (A)	4,465	140,246
Expeditors International of Washington, Inc.	24,963	2,688,265
FedEx Corp.	35,629	10,120,061
Forward Air Corp.	4,610	409,414
Hub Group, Inc., Class A (A)	5,525	371,722
Radiant Logistics, Inc. (A)	8,496	59,047
SG Holdings Company, Ltd.	56,600	1,299,497
United Parcel Service, Inc., Class B	105,480	17,930,545
XPO Logistics, Inc. (A)	28,002	3,452,647
Yamato Holdings Company, Ltd.	51,493	1,414,063
		57,141,104
Airlines – 0.3%
Alaska Air Group, Inc. (A)	18,238	1,262,252
Allegiant Travel Company (A)	2,167	528,878
American Airlines Group, Inc. (A)	95,978	2,293,874
ANA Holdings, Inc. (A)	27,749	645,665
Delta Air Lines, Inc. (A)	94,052	4,540,831
Deutsche Lufthansa AG (A)	52,848	700,939
Hawaiian Holdings, Inc. (A)	8,039	214,400
Japan Airlines Company, Ltd. (A)	24,940	558,555
JetBlue Airways Corp. (A)	86,586	1,761,159
Mesa Air Group, Inc. (A)	5,726	77,015
Qantas Airways, Ltd. (A)	163,409	634,211
Singapore Airlines, Ltd. (A)	236,927	978,418
SkyWest, Inc. (A)	8,191	446,246
Southwest Airlines Company (A)	87,054	5,315,517
Spirit Airlines, Inc. (A)	16,444	606,784
United Airlines Holdings, Inc. (A)	46,686	2,686,312
		23,251,056
Building products – 0.9%
A.O. Smith Corp.	19,973	1,350,375
AAON, Inc.	6,809	476,698
Advanced Drainage Systems, Inc.	9,389	970,729
AGC, Inc.	34,176	1,434,539
Allegion PLC	13,574	1,705,166
American Woodmark Corp. (A)	2,842	280,164
Apogee Enterprises, Inc.	4,313	176,315
Assa Abloy AB, B Shares	177,237	5,100,951
Builders FirstSource, Inc. (A)	90,579	4,200,148
Caesarstone, Ltd.	3,979	54,632
Carrier Global Corp.	120,150	5,072,733

243

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Cie de Saint-Gobain	89,989	$5,313,987
Cornerstone Building Brands, Inc. (A)	7,466	104,748
CSW Industrials, Inc.	2,235	301,725
Daikin Industries, Ltd.	44,097	8,914,589
Fortune Brands Home & Security, Inc.	20,489	1,963,256
Geberit AG	6,550	4,168,716
Gibraltar Industries, Inc. (A)	5,420	495,984
Griffon Corp.	7,518	204,264
Insteel Industries, Inc.	3,256	100,415
JELD-WEN Holding, Inc. (A)	11,375	314,974
Johnson Controls International PLC	106,762	6,370,489
Kingspan Group PLC	27,295	2,309,134
Lennox International, Inc.	9,408	2,931,439
Lixil Corp.	47,050	1,309,367
Masco Corp.	35,987	2,155,621
Masonite International Corp. (A)	4,068	468,796
Nibe Industrier AB, B Shares	55,142	1,710,140
Owens Corning	28,747	2,647,311
PGT Innovations, Inc. (A)	9,570	241,643
Quanex Building Products Corp.	5,676	148,881
Resideo Technologies, Inc. (A)	24,075	680,119
Rockwool International A/S, B Shares	1,425	599,777
Simpson Manufacturing Company, Inc.	19,111	1,982,384
TOTO, Ltd.	25,000	1,538,650
Trane Technologies PLC	35,413	5,862,976
Trex Company, Inc. (A)	31,727	2,904,290
UFP Industries, Inc.	9,968	755,973
Xinyi Glass Holdings, Ltd.	322,000	1,057,799
		78,379,897
Commercial services and supplies – 0.5%
ABM Industries, Inc.	11,219	572,281
ACCO Brands Corp.	15,850	133,774
Brady Corp., Class A	7,859	420,064
Brambles, Ltd.	261,672	2,110,820
BrightView Holdings, Inc. (A)	6,999	118,073
Casella Waste Systems, Inc., Class A (A)	8,063	512,565
CECO Environmental Corp. (A)	6,706	53,179
Cimpress PLC (A)	3,001	300,490
Cintas Corp.	12,961	4,423,719
Clean Harbors, Inc. (A)	13,812	1,161,037
Copart, Inc. (A)	30,646	3,328,462
CoreCivic, Inc. (A)	20,288	183,606
Covanta Holding Corp.	19,772	274,040
Dai Nippon Printing Company, Ltd.	42,973	901,383
Deluxe Corp.	7,024	294,727
Ennis, Inc.	4,999	106,729
Harsco Corp. (A)	13,149	225,505
Healthcare Services Group, Inc.	32,975	924,289
Heritage-Crystal Clean, Inc. (A)	2,752	74,662
Herman Miller, Inc.	25,976	1,068,912
HNI Corp.	7,134	282,221
IAA, Inc. (A)	36,864	2,032,681
Interface, Inc.	10,098	126,023
KAR Auction Services, Inc. (A)	57,300	859,500
Kimball International, Inc., Class B	6,570	91,980
Knoll, Inc.	8,642	142,679
Matthews International Corp., Class A	5,226	206,688
Montrose Environmental Group, Inc. (A)	3,640	182,692
MSA Safety, Inc.	9,960	1,494,199
Pitney Bowes, Inc.	29,236	240,905
Rentokil Initial PLC (A)	327,899	2,189,180
Republic Services, Inc.	31,023	3,082,135
Rollins, Inc.	32,627	1,123,021
Secom Company, Ltd.	37,155	3,132,227
Securitas AB, B Shares	55,371	941,735
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Sohgo Security Services Company, Ltd.	12,600	$596,240
SP Plus Corp. (A)	3,992	130,898
Steelcase, Inc., Class A	14,573	209,705
Stericycle, Inc. (A)	25,099	1,694,433
Team, Inc. (A)	5,913	68,177
Tetra Tech, Inc.	23,789	3,228,643
The Brink's Company	21,817	1,728,561
Toppan Printing Company, Ltd.	46,362	785,986
UniFirst Corp.	2,507	560,841
US Ecology, Inc. (A)	5,378	223,940
Viad Corp. (A)	3,525	147,169
VSE Corp.	1,786	70,547
Waste Management, Inc.	57,340	7,398,007
		50,159,330
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	41,856	1,391,108
AECOM (A)	40,470	2,594,532
Aegion Corp. (A)	5,151	148,091
Ameresco, Inc., Class A (A)	4,056	197,243
API Group Corp. (A)(B)	23,366	483,209
Arcosa, Inc.	8,036	523,063
Argan, Inc.	2,491	132,895
Bouygues SA	40,387	1,617,687
CIMIC Group, Ltd. (A)	16,515	221,166
Comfort Systems USA, Inc.	6,006	449,069
Concrete Pumping Holdings, Inc. (A)	5,545	41,088
Construction Partners, Inc., Class A (A)	4,834	144,440
Dycom Industries, Inc. (A)	13,517	1,255,053
Eiffage SA (A)	14,730	1,472,831
EMCOR Group, Inc.	24,034	2,695,653
Ferrovial SA	86,061	2,248,854
Fluor Corp. (A)	57,971	1,338,550
Granite Construction, Inc.	7,917	318,659
Great Lakes Dredge & Dock Corp. (A)	10,521	153,396
HC2 Holdings, Inc. (A)	8,928	35,176
HOCHTIEF AG	4,373	391,505
IES Holdings, Inc. (A)	1,302	65,634
Kajima Corp.	79,485	1,130,542
MasTec, Inc. (A)	24,889	2,332,099
Matrix Service Company (A)	5,559	72,878
MYR Group, Inc. (A)	2,703	193,724
Northwest Pipe Company (A)	1,747	58,385
NV5 Global, Inc. (A)	1,821	175,854
Obayashi Corp.	114,815	1,053,885
Primoris Services Corp.	7,916	262,257
Quanta Services, Inc.	20,479	1,801,742
Shimizu Corp.	97,629	790,516
Skanska AB, B Shares (C)	60,155	1,508,664
Sterling Construction Company, Inc. (A)	4,758	110,386
Taisei Corp.	33,773	1,303,006
Tutor Perini Corp. (A)	6,894	130,641
Valmont Industries, Inc.	5,812	1,381,338
Vinci SA	92,216	9,444,926
WillScot Mobile Mini Holdings Corp. (A)	29,022	805,361
		40,475,106
Electrical equipment – 1.1%
ABB, Ltd.	325,887	9,913,956
Acuity Brands, Inc.	9,871	1,628,715
Allied Motion Technologies, Inc.	1,289	66,164
American Superconductor Corp. (A)	4,560	86,458
AMETEK, Inc.	33,930	4,333,879
Atkore, Inc. (A)	7,817	562,042
AZZ, Inc.	4,265	214,743

244

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Bloom Energy Corp., Class A (A)	14,849	$401,665
Eaton Corp. PLC	58,786	8,128,928
Emerson Electric Company	88,199	7,957,314
Encore Wire Corp.	3,363	225,758
EnerSys	18,748	1,702,318
FuelCell Energy, Inc. (A)	52,776	760,502
Fuji Electric Company, Ltd.	22,440	938,908
Generac Holdings, Inc. (A)	9,254	3,030,222
Hubbell, Inc.	14,876	2,780,176
Legrand SA	47,216	4,386,747
LSI Industries, Inc.	5,658	48,263
Mitsubishi Electric Corp.	322,697	4,931,794
Nidec Corp.	79,086	9,642,782
nVent Electric PLC	46,078	1,286,037
Orion Energy Systems, Inc. (A)	5,204	36,220
Plug Power, Inc. (A)	68,879	2,468,623
Powell Industries, Inc.	1,912	64,759
Preformed Line Products Company	674	46,338
Prysmian SpA	42,675	1,385,662
Regal Beloit Corp.	11,129	1,587,886
Rockwell Automation, Inc.	17,134	4,548,049
Schneider Electric SE	95,261	14,511,597
Siemens Energy AG (A)	70,670	2,537,718
Siemens Gamesa Renewable Energy SA	42,155	1,634,956
Sunrun, Inc. (A)	70,380	4,256,582
Thermon Group Holdings, Inc. (A)	5,787	112,789
TPI Composites, Inc. (A)	5,170	291,743
Vestas Wind Systems A/S (C)	34,822	7,183,316
Vicor Corp. (A)	3,204	272,436
		103,966,045
Industrial conglomerates – 1.1%
3M Company	85,070	16,391,288
Carlisle Companies, Inc.	14,601	2,403,033
CK Hutchison Holdings, Ltd.	477,238	3,812,803
DCC PLC	17,428	1,511,700
General Electric Company	1,291,906	16,962,726
Honeywell International, Inc.	102,278	22,201,485
Investment AB Latour, B Shares	26,180	678,368
Jardine Matheson Holdings, Ltd.	38,500	2,522,404
Jardine Strategic Holdings, Ltd.	39,200	1,295,216
Keihan Holdings Company, Ltd.	17,000	707,713
Keppel Corp., Ltd.	257,545	1,020,358
Melrose Industries PLC (A)	859,076	1,975,434
Raven Industries, Inc.	5,995	229,788
Roper Technologies, Inc.	15,467	6,238,460
Siemens AG	135,276	22,227,400
Smiths Group PLC	70,085	1,484,711
Toshiba Corp.	68,428	2,316,098
		103,978,985
Machinery – 2.6%
AGCO Corp.	16,899	2,427,541
Alamo Group, Inc.	1,629	254,368
Albany International Corp., Class A	5,105	426,114
Alfa Laval AB (A)	55,629	1,681,298
Alstom SA (A)	46,949	2,339,328
Altra Industrial Motion Corp.	10,797	597,290
Amada Company, Ltd.	57,152	638,252
Astec Industries, Inc.	3,766	284,032
Atlas Copco AB, A Shares	118,743	7,239,432
Atlas Copco AB, B Shares	69,004	3,596,311
Barnes Group, Inc.	7,843	388,542
Blue Bird Corp. (A)	2,577	64,502
Caterpillar, Inc.	80,120	18,577,424
Chart Industries, Inc. (A)	6,039	859,652
CIRCOR International, Inc. (A)	3,460	120,477
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
CNH Industrial NV	180,951	$2,801,157
Colfax Corp. (A)	27,607	1,209,463
Columbus McKinnon Corp.	3,935	207,611
Crane Company	13,545	1,272,011
Cummins, Inc.	21,828	5,655,853
Daifuku Company, Ltd.	17,900	1,759,018
Deere & Company	46,217	17,291,628
Donaldson Company, Inc.	34,555	2,009,719
Douglas Dynamics, Inc.	3,852	177,770
Dover Corp.	21,252	2,914,287
Energy Recovery, Inc. (A)	6,863	125,867
Enerpac Tool Group Corp.	10,193	266,241
EnPro Industries, Inc.	3,426	292,135
Epiroc AB, A Shares	116,531	2,639,913
Epiroc AB, B Shares	68,961	1,436,567
ESCO Technologies, Inc.	4,263	464,198
Evoqua Water Technologies Corp. (A)	19,387	509,878
FANUC Corp.	33,918	8,154,126
Federal Signal Corp.	10,005	383,192
Flowserve Corp.	35,693	1,385,245
Fortive Corp.	49,730	3,512,927
Franklin Electric Company, Inc.	7,574	597,892
GEA Group AG	27,129	1,112,716
Gencor Industries, Inc. (A)	2,514	33,713
Graco, Inc.	46,238	3,311,566
Harmonic Drive Systems, Inc.	7,700	522,050
Helios Technologies, Inc.	5,217	380,163
Hillenbrand, Inc.	12,224	583,207
Hino Motors, Ltd.	50,842	437,286
Hitachi Construction Machinery Company, Ltd.	19,052	610,531
Hoshizaki Corp.	9,000	804,776
Hurco Companies, Inc.	1,568	55,350
Hydrofarm Holdings Group, Inc. (A)	1,609	97,055
Hyster-Yale Materials Handling, Inc.	1,671	145,578
IDEX Corp.	11,165	2,337,058
Illinois Tool Works, Inc.	42,479	9,409,948
Ingersoll Rand, Inc. (A)	54,820	2,697,692
ITT, Inc.	23,699	2,154,476
John Bean Technologies Corp.	5,227	696,968
Kadant, Inc.	1,874	346,709
Kennametal, Inc.	36,783	1,470,217
KION Group AG	12,761	1,260,859
Knorr-Bremse AG	12,827	1,600,710
Komatsu, Ltd.	154,876	4,799,500
Kone OYJ, B Shares	60,103	4,912,585
Kubota Corp.	181,652	4,143,838
Kurita Water Industries, Ltd.	17,427	748,745
LB Foster Company, Class A (A)	2,755	49,315
Lincoln Electric Holdings, Inc.	16,346	2,009,577
Lindsay Corp.	1,785	297,417
Luxfer Holdings PLC	4,775	101,612
Lydall, Inc. (A)	2,971	100,242
Makita Corp.	39,652	1,703,128
Meritor, Inc. (A)	11,595	341,125
Miller Industries, Inc.	1,933	89,285
MINEBEA MITSUMI, Inc.	64,200	1,647,784
MISUMI Group, Inc.	50,200	1,462,303
Mitsubishi Heavy Industries, Ltd.	56,663	1,764,360
Miura Company, Ltd.	15,500	838,663
Mueller Industries, Inc.	9,233	381,785
Mueller Water Products, Inc., Class A	26,382	366,446
Nabtesco Corp.	19,889	910,083
Navistar International Corp. (A)	8,347	367,518
NGK Insulators, Ltd.	45,561	836,159

245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NN, Inc. (A)	8,509	$60,159
Nordson Corp.	14,806	2,941,656
NSK, Ltd. (C)	63,398	651,846
Omega Flex, Inc.	430	67,888
Oshkosh Corp.	18,736	2,223,214
Otis Worldwide Corp.	60,054	4,110,696
PACCAR, Inc.	51,093	4,747,562
Parker-Hannifin Corp.	18,995	5,991,593
Park-Ohio Holdings Corp.	1,486	46,794
Pentair PLC	24,532	1,528,834
Proto Labs, Inc. (A)	4,480	545,440
Rational AG	905	703,006
RBC Bearings, Inc. (A)	4,111	808,921
REV Group, Inc.	4,818	92,313
Rexnord Corp.	20,035	943,448
Sandvik AB (A)	199,632	5,462,313
Schindler Holding AG	3,559	1,021,169
Schindler Holding AG, Participation Certificates	7,200	2,115,425
SKF AB, B Shares (C)	67,468	1,919,769
SMC Corp.	10,147	5,909,410
Snap-on, Inc.	7,996	1,844,997
Spirax-Sarco Engineering PLC	13,039	2,048,662
SPX Corp. (A)	7,174	418,029
SPX FLOW, Inc.	7,084	448,630
Standex International Corp.	2,038	194,772
Stanley Black & Decker, Inc.	23,630	4,718,202
Techtronic Industries Company, Ltd.	243,242	4,170,091
Tennant Company	3,060	244,463
Terex Corp.	30,202	1,391,406
The Eastern Company	1,392	37,306
The ExOne Company (A)	2,392	75,013
The Gorman-Rupp Company	2,968	98,270
The Greenbrier Companies, Inc.	5,394	254,705
The Manitowoc Company, Inc. (A)	5,817	119,947
The Middleby Corp. (A)	15,244	2,526,693
The Shyft Group, Inc.	5,768	214,570
The Timken Company	18,669	1,515,363
The Toro Company	29,485	3,041,083
THK Company, Ltd.	21,352	740,808
TriMas Corp. (A)	6,791	205,903
Trinity Industries, Inc.	22,499	640,997
Volvo AB, B Shares (A)(C)	251,828	6,377,549
Wabash National Corp.	8,979	168,805
Wabtec Corp.	26,386	2,088,716
Wartsila OYJ ABP	78,475	822,640
Watts Water Technologies, Inc., Class A	4,538	539,160
Welbilt, Inc. (A)	22,028	357,955
Woodward, Inc.	16,064	1,937,800
Xylem, Inc.	26,580	2,795,684
Yaskawa Electric Corp.	42,410	2,118,898
		236,549,932
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	562	1,222,949
A.P. Moller - Maersk A/S, Series B (C)	1,084	2,516,525
Costamare, Inc.	8,224	79,115
Eagle Bulk Shipping, Inc. (A)	1,191	43,019
Eneti, Inc.	2,041	42,922
Genco Shipping & Trading, Ltd.	3,337	33,637
Kirby Corp. (A)	16,462	992,329
Kuehne + Nagel International AG	9,549	2,727,443
Matson, Inc.	7,144	476,505
Nippon Yusen KK	27,025	924,267
SEACOR Holdings, Inc. (A)	3,229	131,582
		9,190,293
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services – 0.9%
Acacia Research Corp. (A)	9,418	$62,630
Adecco Group AG	27,403	1,848,384
ASGN, Inc. (A)	23,019	2,196,933
Barrett Business Services, Inc.	1,320	90,895
Bureau Veritas SA (A)	51,976	1,479,063
CACI International, Inc., Class A (A)	6,913	1,705,161
CBIZ, Inc. (A)	8,437	275,552
CoreLogic, Inc.	20,042	1,588,329
CRA International, Inc.	1,362	101,660
Equifax, Inc.	17,940	3,249,472
Experian PLC	162,196	5,587,807
Exponent, Inc.	8,548	833,003
Forrester Research, Inc. (A)	1,902	80,797
Franklin Covey Company (A)	2,611	73,865
FTI Consulting, Inc. (A)	9,381	1,314,372
GP Strategies Corp. (A)	3,092	53,955
Heidrick & Struggles International, Inc.	3,300	117,876
Huron Consulting Group, Inc. (A)	3,817	192,300
ICF International, Inc.	3,055	267,007
IHS Markit, Ltd.	54,965	5,319,513
Insperity, Inc.	15,754	1,319,240
Intertek Group PLC	28,539	2,203,667
Jacobs Engineering Group, Inc.	19,117	2,471,255
KBR, Inc.	62,269	2,390,507
Kelly Services, Inc., Class A (A)	5,664	126,137
Kforce, Inc.	3,327	178,327
Korn Ferry	9,003	561,517
Leidos Holdings, Inc.	19,730	1,899,604
ManpowerGroup, Inc.	15,067	1,490,126
ManTech International Corp., Class A	4,530	393,884
Mistras Group, Inc. (A)	3,795	43,301
Nielsen Holdings PLC	52,649	1,324,122
Nihon M&A Center, Inc.	53,600	1,453,823
Persol Holdings Company, Ltd.	31,400	617,209
Randstad NV	21,069	1,478,937
Recruit Holdings Company, Ltd.	239,900	11,780,577
RELX PLC	341,635	8,568,472
Resources Connection, Inc.	5,564	75,337
Robert Half International, Inc.	16,810	1,312,357
Science Applications International Corp.	15,952	1,333,428
SGS SA	1,070	3,040,295
Teleperformance	10,385	3,786,324
TriNet Group, Inc. (A)	6,859	534,728
TrueBlue, Inc. (A)	6,140	135,203
Upwork, Inc. (A)	15,496	693,756
Verisk Analytics, Inc.	23,979	4,236,850
Willdan Group, Inc. (A)	1,957	80,335
Wolters Kluwer NV	47,305	4,108,667
		84,076,559
Road and rail – 0.9%
ArcBest Corp.	4,195	295,202
Aurizon Holdings, Ltd.	330,828	983,128
Avis Budget Group, Inc. (A)	22,978	1,666,824
Central Japan Railway Company	25,476	3,814,272
Covenant Logistics Group, Inc. (A)	2,571	52,937
CSX Corp.	112,789	10,875,115
Daseke, Inc. (A)	7,674	65,152
East Japan Railway Company	53,440	3,799,975
Hankyu Hanshin Holdings, Inc.	40,500	1,299,449
Heartland Express, Inc.	8,437	165,196
JB Hunt Transport Services, Inc.	12,312	2,069,278
Kansas City Southern	13,138	3,467,381
Keikyu Corp.	38,979	589,363
Keio Corp.	18,215	1,226,374
Keisei Electric Railway Company, Ltd.	22,894	749,573

246

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Kintetsu Group Holdings Company, Ltd. (A)	30,374	$1,159,830
Knight-Swift Transportation Holdings, Inc.	33,584	1,615,055
Kyushu Railway Company	26,400	614,954
Landstar System, Inc.	10,517	1,735,936
Marten Transport, Ltd.	10,266	174,214
MTR Corp., Ltd.	273,315	1,554,473
Nagoya Railroad Company, Ltd. (A)	32,999	786,161
Nippon Express Company, Ltd.	12,746	950,749
Norfolk Southern Corp.	36,883	9,903,823
Odakyu Electric Railway Company, Ltd. (C)	52,079	1,424,988
Old Dominion Freight Line, Inc.	14,189	3,411,177
Ryder System, Inc.	14,712	1,112,963
Saia, Inc. (A)	4,382	1,010,402
Seibu Holdings, Inc. (A)	37,200	410,813
Tobu Railway Company, Ltd.	33,373	898,918
Tokyu Corp.	88,408	1,179,023
U.S. Xpress Enterprises, Inc., Class A (A)	3,763	44,215
Union Pacific Corp.	98,664	21,746,532
Werner Enterprises, Inc.	25,630	1,208,967
West Japan Railway Company	28,725	1,593,831
		83,656,243
Trading companies and distributors – 0.7%
Alta Equipment Group, Inc. (A)	3,893	50,609
Applied Industrial Technologies, Inc.	6,462	589,141
Ashtead Group PLC	79,813	4,764,484
Beacon Roofing Supply, Inc. (A)	9,125	477,420
Boise Cascade Company	6,542	391,408
Brenntag SE	27,320	2,333,918
Bunzl PLC	59,590	1,907,327
CAI International, Inc.	2,778	126,455
DXP Enterprises, Inc. (A)	2,929	88,368
Fastenal Company	84,669	4,257,157
Ferguson PLC	39,794	4,753,589
GATX Corp.	15,384	1,426,712
GMS, Inc. (A)	6,949	290,121
H&E Equipment Services, Inc.	5,430	206,340
Herc Holdings, Inc. (A)	4,078	413,224
ITOCHU Corp. (C)	238,204	7,733,532
Lawson Products, Inc. (A)	944	48,956
Marubeni Corp.	291,959	2,438,463
McGrath RentCorp	4,057	327,197
Mitsubishi Corp.	236,406	6,701,886
Mitsui & Company, Ltd.	288,503	6,021,153
MonotaRO Company, Ltd. (C)	44,400	1,204,498
MRC Global, Inc. (A)	13,704	123,747
MSC Industrial Direct Company, Inc., Class A	12,800	1,154,432
NOW, Inc. (A)	18,817	189,864
Rush Enterprises, Inc., Class A	6,394	318,613
Rush Enterprises, Inc., Class B	1,579	71,197
SiteOne Landscape Supply, Inc. (A)	7,318	1,249,475
Sumitomo Corp.	210,238	3,008,854
Systemax, Inc.	1,942	79,855
Textainer Group Holdings, Ltd. (A)	8,185	234,500
Titan Machinery, Inc. (A)	3,219	82,085
Toyota Tsusho Corp.	37,582	1,582,596
Transcat, Inc. (A)	1,323	64,933
Triton International, Ltd.	10,047	552,485
United Rentals, Inc. (A)	10,639	3,503,529
Univar Solutions, Inc. (A)	46,409	999,650
Veritiv Corp. (A)	2,552	108,562
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
W.W. Grainger, Inc.	6,278	$2,517,039
Watsco, Inc.	9,005	2,348,054
WESCO International, Inc. (A)	8,166	706,604
		65,448,032
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	11,936	1,936,474
Aeroports de Paris (A)	5,250	626,318
Atlantia SpA (A)	87,614	1,639,627
Auckland International Airport, Ltd. (A)	221,333	1,215,251
Getlink SE (C)	77,806	1,192,727
Japan Airport Terminal Company, Ltd. (C)	9,000	443,880
Sydney Airport (A)	233,837	1,104,936
Transurban Group	483,905	4,919,482
		13,078,695
		1,074,159,321
Information technology – 18.6%
Communications equipment – 0.7%
ADTRAN, Inc.	8,046	134,207
Applied Optoelectronics, Inc. (A)	4,244	35,480
Arista Networks, Inc. (A)	8,034	2,425,384
CalAmp Corp. (A)	6,870	74,540
Calix, Inc. (A)	8,766	303,830
Cambium Networks Corp. (A)	1,339	62,558
Casa Systems, Inc. (A)	5,070	48,317
Ciena Corp. (A)	42,510	2,326,147
Cisco Systems, Inc.	620,175	32,069,249
Clearfield, Inc. (A)	1,902	57,307
Comtech Telecommunications Corp.	4,317	107,234
Digi International, Inc. (A)	4,862	92,329
DZS, Inc. (A)	3,084	47,956
Extreme Networks, Inc. (A)	20,489	179,279
F5 Networks, Inc. (A)	9,085	1,895,313
Genasys, Inc. (A)	6,950	46,496
Harmonic, Inc. (A)	16,486	129,250
Infinera Corp. (A)	27,757	267,300
Inseego Corp. (A)(C)	11,726	117,260
Juniper Networks, Inc.	48,630	1,231,798
KVH Industries, Inc. (A)	3,728	47,271
Lumentum Holdings, Inc. (A)	20,740	1,894,599
Motorola Solutions, Inc.	25,001	4,701,438
NETGEAR, Inc. (A)	4,942	203,116
NetScout Systems, Inc. (A)	31,930	899,149
Nokia OYJ (A)	999,779	3,992,752
Plantronics, Inc. (A)	5,814	226,223
Resonant, Inc. (A)	9,677	41,030
Ribbon Communications, Inc. (A)	11,371	93,356
Telefonaktiebolaget LM Ericsson, B Shares	516,129	6,841,422
ViaSat, Inc. (A)	17,830	857,088
Viavi Solutions, Inc. (A)	38,106	598,264
		62,046,942
Electronic equipment, instruments and components – 1.3%
908 Devices, Inc. (A)	1,263	61,256
Akoustis Technologies, Inc. (A)	6,118	81,614
Amphenol Corp., Class A	88,238	5,821,061
Arlo Technologies, Inc. (A)	13,488	84,705
Arrow Electronics, Inc. (A)	20,440	2,265,161
Avnet, Inc.	27,248	1,131,064
Azbil Corp.	21,800	939,897
Badger Meter, Inc.	4,847	451,110
Bel Fuse, Inc., Class B	2,247	44,693
Belden, Inc.	19,618	870,451
Benchmark Electronics, Inc.	6,074	187,808

247

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CDW Corp.	21,088	$3,495,336
Cognex Corp.	48,228	4,002,442
Coherent, Inc. (A)	6,698	1,693,857
Corning, Inc.	112,676	4,902,533
CTS Corp.	5,325	165,395
Daktronics, Inc. (A)	9,537	59,797
ePlus, Inc. (A)	2,288	227,976
Fabrinet (A)	6,102	551,560
FARO Technologies, Inc. (A)	2,964	256,593
FLIR Systems, Inc.	19,341	1,092,186
Halma PLC	67,132	2,196,334
Hamamatsu Photonics KK	24,800	1,469,255
Hexagon AB, B Shares	49,767	4,593,905
Hirose Electric Company, Ltd.	5,775	890,249
Hitachi, Ltd.	171,194	7,759,942
Ibiden Company, Ltd.	18,700	863,979
II-VI, Inc. (A)	45,829	3,133,329
Insight Enterprises, Inc. (A)	5,785	552,005
IPG Photonics Corp. (A)	5,267	1,111,021
Iteris, Inc. (A)	8,886	54,827
Itron, Inc. (A)	7,376	653,882
Jabil, Inc.	37,103	1,935,292
Keyence Corp.	32,300	14,720,921
Keysight Technologies, Inc. (A)	27,328	3,918,835
Kimball Electronics, Inc. (A)	4,131	106,580
Knowles Corp. (A)	14,797	309,553
Kyocera Corp.	56,763	3,611,825
Littelfuse, Inc.	6,723	1,777,830
Luna Innovations, Inc. (A)	5,864	61,748
Methode Electronics, Inc.	6,040	253,559
MTS Systems Corp. (A)	3,305	192,351
Murata Manufacturing Company, Ltd.	101,539	8,173,420
Napco Security Technologies, Inc. (A)	2,564	89,304
National Instruments Corp.	36,057	1,557,122
nLight, Inc. (A)	5,964	193,234
Novanta, Inc. (A)	5,690	750,454
Omron Corp.	32,818	2,570,711
OSI Systems, Inc. (A)	2,833	272,251
PAR Technology Corp. (A)	3,223	210,816
PC Connection, Inc.	1,937	89,857
Plexus Corp. (A)	4,699	431,556
Powerfleet, Inc. (A)	7,340	60,335
Rogers Corp. (A)	3,112	585,710
Sanmina Corp. (A)	10,624	439,621
ScanSource, Inc. (A)	4,462	133,637
Shimadzu Corp.	39,292	1,424,744
SYNNEX Corp.	11,309	1,298,726
TDK Corp.	22,921	3,190,781
TE Connectivity, Ltd.	48,778	6,297,728
Trimble, Inc. (A)	36,896	2,870,140
TTM Technologies, Inc. (A)	16,393	237,699
Venture Corp., Ltd.	48,900	730,196
Vishay Intertechnology, Inc.	58,413	1,406,585
Vishay Precision Group, Inc. (A)	2,431	74,899
Vontier Corp. (A)	46,178	1,397,808
Yokogawa Electric Corp.	40,392	746,152
Zebra Technologies Corp., Class A (A)	7,863	3,814,970
		117,602,173
IT services – 3.5%
Accenture PLC, Class A	93,439	25,812,524
Adyen NV (A)(B)	3,216	7,176,196
Afterpay, Ltd. (A)	37,771	2,950,067
Akamai Technologies, Inc. (A)	24,009	2,446,517
Alliance Data Systems Corp.	13,615	1,526,105
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Amadeus IT Group SA (A)	79,662	$5,674,171
Atos SE	17,505	1,364,774
Automatic Data Processing, Inc.	63,242	11,919,220
Bechtle AG	4,828	905,711
BM Technologies, Inc. (A)	823	9,588
Brightcove, Inc. (A)	6,706	134,925
Broadridge Financial Solutions, Inc.	17,051	2,610,508
Capgemini SE	28,466	4,839,986
Cardtronics PLC, Class A (A)	6,076	235,749
Cass Information Systems, Inc.	2,516	116,415
Cognizant Technology Solutions Corp., Class A	78,849	6,159,684
Computershare, Ltd.	86,081	987,735
Concentrix Corp. (A)	11,392	1,705,610
Conduent, Inc. (A)	28,177	187,659
CSG Systems International, Inc.	5,463	245,234
DXC Technology Company (A)	37,520	1,172,875
Edenred	43,604	2,276,730
EVERTEC, Inc.	10,036	373,540
EVO Payments, Inc., Class A (A)	7,939	218,481
EXL Service Holdings, Inc. (A)	5,539	499,396
Fidelity National Information Services, Inc.	91,513	12,867,643
Fiserv, Inc. (A)	84,804	10,095,068
FleetCor Technologies, Inc. (A)	12,300	3,304,149
Fujitsu, Ltd.	34,823	5,067,222
Gartner, Inc. (A)	13,168	2,403,818
Global Payments, Inc.	43,421	8,752,805
GMO Payment Gateway, Inc.	7,200	956,715
GreenSky, Inc., Class A (A)	10,944	67,743
Grid Dynamics Holdings, Inc. (A)(C)	5,107	81,355
i3 Verticals, Inc., Class A (A)	3,166	98,542
IBM Corp.	131,413	17,512,096
Information Services Group, Inc. (A)	7,902	34,769
International Money Express, Inc. (A)	5,501	82,570
Itochu Techno-Solutions Corp.	17,000	549,351
Jack Henry & Associates, Inc.	11,255	1,707,609
Limelight Networks, Inc. (A)	22,105	78,915
LiveRamp Holdings, Inc. (A)	29,228	1,516,349
Mastercard, Inc., Class A	129,053	45,949,321
MAXIMUS, Inc.	26,994	2,403,546
MoneyGram International, Inc. (A)	11,385	74,799
NEC Corp.	45,884	2,709,244
Nexi SpA (A)(B)	77,707	1,355,773
NIC, Inc.	10,969	372,178
Nomura Research Institute, Ltd.	56,700	1,761,547
NTT Data Corp.	111,610	1,730,950
Obic Company, Ltd.	12,300	2,256,947
Otsuka Corp.	18,500	867,445
Paychex, Inc.	47,187	4,625,270
PayPal Holdings, Inc. (A)	172,210	41,819,476
Perficient, Inc. (A)	5,427	318,673
Perspecta, Inc.	60,853	1,767,780
Rackspace Technology, Inc. (A)	5,711	135,808
Repay Holdings Corp. (A)	11,579	271,875
Sabre Corp. (A)	86,941	1,287,596
SCSK Corp.	9,200	546,767
Sykes Enterprises, Inc. (A)	6,302	277,792
The Hackett Group, Inc.	4,430	72,608
The Western Union Company	60,631	1,495,160
TIS, Inc.	39,600	948,063
TTEC Holdings, Inc.	2,999	301,250
Tucows, Inc., Class A (A)(C)	1,583	122,683
Unisys Corp. (A)	10,407	264,546
VeriSign, Inc. (A)	14,809	2,943,437

248

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Verra Mobility Corp. (A)	22,762	$308,084
Visa, Inc., Class A	249,413	52,808,214
WEX, Inc. (A)	12,107	2,533,027
Wix.com, Ltd. (A)	9,800	2,736,356
Worldline SA (A)(B)	41,946	3,511,588
		325,303,922
Semiconductors and semiconductor equipment – 4.3%
Advanced Energy Industries, Inc.	6,342	692,356
Advanced Micro Devices, Inc. (A)	179,173	14,065,081
Advantest Corp.	35,300	3,100,475
Alpha & Omega Semiconductor, Ltd. (A)	3,561	116,445
Ambarella, Inc. (A)	5,661	568,308
Amkor Technology, Inc.	45,953	1,089,546
Analog Devices, Inc.	54,492	8,450,619
Applied Materials, Inc.	134,691	17,994,718
ASM International NV	8,365	2,425,377
ASM Pacific Technology, Ltd.	54,268	694,505
ASML Holding NV	75,270	46,183,355
Atomera, Inc. (A)(C)	3,174	77,763
Axcelis Technologies, Inc. (A)	5,562	228,543
AXT, Inc. (A)	6,710	78,239
Broadcom, Inc.	60,101	27,866,430
Brooks Automation, Inc.	32,465	2,650,767
CEVA, Inc. (A)	3,685	206,913
Cirrus Logic, Inc. (A)	15,903	1,348,415
CMC Materials, Inc.	12,832	2,268,569
Cohu, Inc. (A)	7,036	294,386
Cree, Inc. (A)	31,573	3,413,988
Diodes, Inc. (A)	7,122	568,620
Disco Corp.	5,100	1,611,620
DSP Group, Inc. (A)	4,441	63,284
Enphase Energy, Inc. (A)	18,632	3,021,365
First Solar, Inc. (A)	23,229	2,027,892
FormFactor, Inc. (A)	12,884	581,197
Ichor Holdings, Ltd. (A)	4,544	244,467
Impinj, Inc. (A)	2,894	164,582
Infineon Technologies AG	230,927	9,825,384
Intel Corp.	598,199	38,284,736
KLA Corp.	22,780	7,526,512
Lam Research Corp.	20,969	12,481,588
Lasertec Corp.	13,300	1,756,416
Lattice Semiconductor Corp. (A)	22,654	1,019,883
MACOM Technology Solutions Holdings, Inc. (A)	8,053	467,235
Maxeon Solar Technologies, Ltd. (A)(C)	1,753	55,325
Maxim Integrated Products, Inc.	39,421	3,601,897
MaxLinear, Inc. (A)	11,492	391,647
Microchip Technology, Inc.	39,652	6,154,783
Micron Technology, Inc. (A)	164,178	14,482,141
MKS Instruments, Inc.	15,130	2,805,405
Monolithic Power Systems, Inc.	6,252	2,208,269
NeoPhotonics Corp. (A)	8,413	100,535
NVE Corp.	885	62,039
NVIDIA Corp.	91,290	48,742,470
NXP Semiconductors NV	40,824	8,219,504
Onto Innovation, Inc. (A)	7,929	521,015
PDF Solutions, Inc. (A)	5,397	95,959
Photronics, Inc. (A)	10,498	135,004
Pixelworks, Inc. (A)	11,887	39,346
Power Integrations, Inc.	9,776	796,548
Qorvo, Inc. (A)	16,821	3,073,197
QUALCOMM, Inc.	166,800	22,116,012
Rambus, Inc. (A)	19,005	369,457
Renesas Electronics Corp. (A)	137,300	1,503,272
Rohm Company, Ltd.	15,442	1,514,455
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Semtech Corp. (A)	28,556	$1,970,364
Silicon Laboratories, Inc. (A)	19,241	2,714,328
SiTime Corp. (A)	1,940	191,284
Skyworks Solutions, Inc.	24,494	4,494,159
SMART Global Holdings, Inc. (A)	2,388	109,896
SolarEdge Technologies, Inc. (A)	14,132	4,062,102
STMicroelectronics NV	112,710	4,306,124
SUMCO Corp.	46,300	1,061,072
SunPower Corp. (A)(C)	12,786	427,692
Synaptics, Inc. (A)	15,397	2,085,062
Teradyne, Inc.	24,490	2,979,943
Texas Instruments, Inc.	135,378	25,585,088
Tokyo Electron, Ltd.	26,360	11,456,935
Ultra Clean Holdings, Inc. (A)	6,690	388,288
Universal Display Corp.	11,745	2,780,864
Veeco Instruments, Inc. (A)	8,251	171,126
Xilinx, Inc.	36,151	4,479,109
		399,711,295
Software – 5.4%
8x8, Inc. (A)	17,873	579,800
A10 Networks, Inc. (A)	10,146	97,503
ACI Worldwide, Inc. (A)	51,227	1,949,187
Adobe, Inc. (A)	70,420	33,475,555
Agilysys, Inc. (A)	3,231	154,959
Alarm.com Holdings, Inc. (A)	7,947	686,462
Altair Engineering, Inc., Class A (A)	7,304	457,011
American Software, Inc., Class A	5,195	107,537
ANSYS, Inc. (A)	12,666	4,300,867
Appfolio, Inc., Class A (A)	2,737	387,039
Appian Corp. (A)(C)	5,950	791,053
Autodesk, Inc. (A)	32,429	8,987,697
Avaya Holdings Corp. (A)	14,024	393,093
AVEVA Group PLC	20,329	958,947
Benefitfocus, Inc. (A)	4,890	67,531
Blackbaud, Inc. (A)	21,414	1,522,107
Blackline, Inc. (A)	8,512	922,701
Bottomline Technologies DE, Inc. (A)	7,509	339,782
Box, Inc., Class A (A)	24,073	552,716
Cadence Design Systems, Inc. (A)	41,137	5,635,358
CDK Global, Inc.	33,359	1,803,388
Cerence, Inc. (A)	6,336	567,579
Ceridian HCM Holding, Inc. (A)	35,876	3,023,271
ChannelAdvisor Corp. (A)	4,726	111,297
Check Point Software Technologies, Ltd. (A)	19,826	2,219,917
Citrix Systems, Inc.	18,158	2,548,657
Cloudera, Inc. (A)	34,382	418,429
Cognyte Software, Ltd. (A)	10,902	303,185
CommVault Systems, Inc. (A)	19,944	1,286,388
Cornerstone OnDemand, Inc. (A)	10,300	448,874
CyberArk Software, Ltd. (A)	6,800	879,512
Dassault Systemes SE	23,364	4,993,793
Digimarc Corp. (A)(C)	2,236	66,320
Digital Turbine, Inc. (A)	14,071	1,130,746
Domo, Inc., Class B (A)	4,479	252,123
Ebix, Inc. (C)	4,550	145,737
eGain Corp. (A)	4,110	39,004
Envestnet, Inc. (A)	8,901	642,919
Fair Isaac Corp. (A)	8,010	3,893,261
Fortinet, Inc. (A)	19,871	3,664,610
GTY Technology Holdings, Inc. (A)	8,665	55,369
Intelligent Systems Corp. (A)	1,454	59,483
InterDigital, Inc.	13,616	863,935
Intuit, Inc.	40,306	15,439,616
j2 Global, Inc. (A)	18,855	2,259,960

249

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
LivePerson, Inc. (A)	10,412	$549,129
Manhattan Associates, Inc. (A)	17,480	2,051,802
Microsoft Corp.	1,110,267	261,767,651
MicroStrategy, Inc., Class A (A)	1,223	830,172
Mimecast, Ltd. (A)	9,752	392,128
Mitek Systems, Inc. (A)	6,874	100,223
Model N, Inc. (A)	5,872	206,871
Nemetschek SE	10,212	651,873
Nice, Ltd. (A)	11,093	2,411,637
NortonLifeLock, Inc.	87,288	1,855,743
ON24, Inc. (A)	1,494	72,474
OneSpan, Inc. (A)	5,635	138,058
Oracle Corp.	272,792	19,141,815
Oracle Corp. Japan	6,806	666,276
Paycom Software, Inc. (A)	7,225	2,673,684
Paylocity Holding Corp. (A)	10,279	1,848,473
Ping Identity Holding Corp. (A)	6,327	138,751
Progress Software Corp.	7,427	327,234
PROS Holdings, Inc. (A)	6,790	288,575
PTC, Inc. (A)	28,803	3,964,733
Q2 Holdings, Inc. (A)	8,422	843,884
QAD, Inc., Class A	1,993	132,694
Qualys, Inc. (A)	14,938	1,565,204
Rapid7, Inc. (A)	8,662	646,272
Rimini Street, Inc. (A)	4,557	40,876
Sailpoint Technologies Holdings, Inc. (A)	39,774	2,014,155
salesforce.com, Inc. (A)	134,944	28,590,585
SAP SE	184,652	22,648,788
Sapiens International Corp. NV	4,618	146,806
ServiceNow, Inc. (A)	28,773	14,389,665
ShotSpotter, Inc. (A)	1,543	54,113
Smith Micro Software, Inc. (A)	6,931	38,155
Sprout Social, Inc., Class A (A)	4,655	268,873
SPS Commerce, Inc. (A)	5,919	587,816
Sumo Logic, Inc. (A)	2,568	48,432
SVMK, Inc. (A)	20,719	379,572
Synopsys, Inc. (A)	22,508	5,577,032
TeamViewer AG (A)(B)(C)	28,445	1,216,487
Telos Corp. (A)	2,784	105,569
Temenos AG	11,810	1,704,050
Tenable Holdings, Inc. (A)	11,937	431,940
Teradata Corp. (A)	29,864	1,150,959
The Sage Group PLC	193,292	1,632,968
Trend Micro, Inc.	23,564	1,182,868
Tyler Technologies, Inc. (A)	5,947	2,524,680
Upland Software, Inc. (A)	4,474	211,128
Varonis Systems, Inc. (A)	16,908	868,057
Verint Systems, Inc. (A)	10,825	492,429
Veritone, Inc. (A)(C)	4,589	110,044
Viant Technology, Inc., Class A (A)	1,887	99,803
VirnetX Holding Corp.	11,802	65,737
WiseTech Global, Ltd.	25,763	573,275
Workiva, Inc. (A)	6,642	586,223
Xero, Ltd. (A)	21,472	2,078,187
Xperi Holding Corp.	17,479	380,518
Yext, Inc. (A)(C)	17,834	258,236
Zix Corp. (A)	10,385	78,407
Zuora, Inc., Class A (A)	17,544	259,651
		503,545,718
Technology hardware, storage and peripherals – 3.4%
3D Systems Corp. (A)	20,271	556,236
Apple, Inc.	2,322,858	283,737,105
Avid Technology, Inc. (A)	5,298	111,841
Brother Industries, Ltd.	39,436	875,890
Canon, Inc.	176,877	4,021,122
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Corsair Gaming, Inc. (A)(C)	3,838	$127,767
Diebold Nixdorf, Inc. (A)	11,909	168,274
FUJIFILM Holdings Corp.	63,738	3,791,662
Hewlett Packard Enterprise Company	189,806	2,987,546
HP, Inc.	183,930	5,839,778
Immersion Corp. (A)	3,299	31,604
Logitech International SA	29,080	3,049,739
NCR Corp. (A)	35,645	1,352,728
NetApp, Inc.	32,945	2,394,113
Quantum Corp. (A)	7,763	64,666
Ricoh Company, Ltd. (C)	118,577	1,208,674
Seagate Technology PLC	29,395	2,256,066
Seiko Epson Corp. (C)	49,447	807,225
Super Micro Computer, Inc. (A)	7,369	287,833
Western Digital Corp.	44,870	2,995,073
Xerox Holdings Corp.	45,718	1,109,576
		317,774,518
		1,725,984,568
Materials – 4.6%
Chemicals – 2.4%
AdvanSix, Inc. (A)	4,644	124,552
Air Liquide SA	83,746	13,673,705
Air Products & Chemicals, Inc.	32,597	9,170,840
Air Water, Inc.	32,507	570,288
Akzo Nobel NV	34,122	3,809,578
Albemarle Corp.	17,013	2,485,769
American Vanguard Corp.	5,139	104,887
Amyris, Inc. (A)	17,875	341,413
Arkema SA	12,212	1,478,938
Asahi Kasei Corp.	221,857	2,561,055
Ashland Global Holdings, Inc.	14,959	1,327,910
Avient Corp.	40,230	1,901,672
Balchem Corp.	5,389	675,834
BASF SE	162,415	13,497,170
Cabot Corp.	15,512	813,449
Celanese Corp.	16,227	2,430,967
CF Industries Holdings, Inc.	31,548	1,431,648
Chase Corp.	1,241	144,440
Chr. Hansen Holding A/S (A)	18,653	1,694,338
Clariant AG	35,217	710,573
Corteva, Inc.	109,876	5,122,419
Covestro AG (B)	32,455	2,183,599
Croda International PLC	24,671	2,158,620
Dow, Inc.	109,394	6,994,652
DuPont de Nemours, Inc.	79,114	6,113,930
Eastman Chemical Company	19,979	2,200,087
Ecolab, Inc.	36,625	7,840,314
EMS-Chemie Holding AG	1,448	1,293,521
Evonik Industries AG	37,082	1,312,144
Ferro Corp. (A)	13,683	230,695
FMC Corp.	19,137	2,116,744
FutureFuel Corp.	4,768	69,279
GCP Applied Technologies, Inc. (A)	8,247	202,381
Givaudan SA	1,633	6,298,881
Hawkins, Inc.	3,279	109,912
HB Fuller Company	8,655	544,486
ICL Group, Ltd.	124,543	730,125
Ingevity Corp. (A)	18,045	1,362,939
Innospec, Inc.	4,085	419,489
International Flavors & Fragrances, Inc.	36,674	5,120,057
Intrepid Potash, Inc. (A)	1,878	61,148
Johnson Matthey PLC	34,223	1,421,623
JSR Corp.	35,990	1,089,193
Kansai Paint Company, Ltd.	31,354	838,685
Koninklijke DSM NV	30,477	5,152,386

250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc. (A)	3,545	$123,224
Kraton Corp. (A)	5,227	191,256
Kronos Worldwide, Inc.	3,437	52,586
Kuraray Company, Ltd.	56,506	646,381
LANXESS AG	14,690	1,084,192
Linde PLC	76,855	21,530,160
Livent Corp. (A)	24,675	427,371
LyondellBasell Industries NV, Class A	37,920	3,945,576
Minerals Technologies, Inc.	14,888	1,121,364
Mitsubishi Chemical Holdings Corp.	226,359	1,700,092
Mitsubishi Gas Chemical Company, Inc.	27,970	687,998
Mitsui Chemicals, Inc.	32,518	1,029,121
NewMarket Corp.	2,005	762,221
Nippon Paint Holdings Company, Ltd.	129,500	1,870,456
Nippon Sanso Holdings Corp.	26,757	510,159
Nissan Chemical Corp.	21,800	1,166,352
Nitto Denko Corp.	28,087	2,407,635
Novozymes A/S, B Shares	36,804	2,354,966
Olin Corp.	39,121	1,485,424
Orica, Ltd.	71,772	762,981
Orion Engineered Carbons SA (A)	10,149	200,138
PPG Industries, Inc.	34,835	5,234,307
PQ Group Holdings, Inc.	6,397	106,830
Quaker Chemical Corp.	2,207	538,000
Rayonier Advanced Materials, Inc. (A)	10,579	95,952
RPM International, Inc.	35,645	3,273,993
Sensient Technologies Corp.	18,663	1,455,714
Shin-Etsu Chemical Company, Ltd.	62,646	10,612,253
Sika AG	25,071	7,169,161
Solvay SA	13,106	1,631,115
Stepan Company	3,521	447,554
Sumitomo Chemical Company, Ltd.	263,444	1,366,821
Symrise AG	22,750	2,760,292
Teijin, Ltd.	31,548	544,311
The Chemours Company	45,253	1,263,011
The Mosaic Company	50,876	1,608,190
The Scotts Miracle-Gro Company	11,141	2,729,211
The Sherwin-Williams Company	11,847	8,743,204
Toray Industries, Inc.	245,172	1,582,886
Tosoh Corp.	46,000	881,012
Trecora Resources (A)	5,833	45,322
Tredegar Corp.	4,314	64,753
Trinseo SA	6,361	405,005
Tronox Holdings PLC, Class A	18,038	330,095
Umicore SA	34,857	1,849,318
Valvoline, Inc.	49,706	1,295,835
Yara International ASA	30,819	1,605,501
		221,635,634
Construction materials – 0.3%
CRH PLC	138,817	6,496,177
Eagle Materials, Inc.	11,490	1,544,371
Forterra, Inc. (A)	4,906	114,065
HeidelbergCement AG	26,314	2,390,836
James Hardie Industries PLC, CHESS Depositary Interest	78,502	2,372,614
LafargeHolcim, Ltd. (A)	92,577	5,443,985
Martin Marietta Materials, Inc.	9,184	3,084,171
Summit Materials, Inc., Class A (A)	19,171	537,171
Taiheiyo Cement Corp.	20,270	534,103
U.S. Concrete, Inc. (A)	2,704	198,257
United States Lime & Minerals, Inc.	338	45,194
Vulcan Materials Company	19,543	3,297,881
		26,058,825
Containers and packaging – 0.3%
Amcor PLC	231,322	2,701,841
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
AptarGroup, Inc.	17,853	$2,529,235
Avery Dennison Corp.	12,303	2,259,446
Ball Corp.	48,242	4,088,027
Greif, Inc., Class A	11,411	650,427
Greif, Inc., Class B	1,021	58,442
International Paper Company	57,974	3,134,654
Myers Industries, Inc.	6,106	120,655
O-I Glass, Inc. (A)	26,047	383,933
Packaging Corp. of America	13,986	1,880,837
Pactiv Evergreen, Inc.	6,503	89,351
Ranpak Holdings Corp. (A)	4,899	98,274
Sealed Air Corp.	22,880	1,048,362
Silgan Holdings, Inc.	21,409	899,820
Smurfit Kappa Group PLC	43,338	2,033,440
Sonoco Products Company	27,526	1,742,396
UFP Technologies, Inc. (A)	1,469	73,186
Westrock Company	38,736	2,016,209
		25,808,535
Metals and mining – 1.4%
1911 Gold Corp. (A)	3,149	1,287
Alcoa Corp. (A)	31,326	1,017,782
Allegheny Technologies, Inc. (A)	21,403	450,747
Anglo American PLC	216,929	8,496,630
Antofagasta PLC	69,732	1,624,273
ArcelorMittal SA	126,756	3,648,217
Arconic Corp. (A)	16,601	421,499
BHP Group PLC	373,480	10,753,238
BHP Group, Ltd.	520,917	18,070,305
BlueScope Steel, Ltd.	89,084	1,314,591
Boliden AB	48,365	1,794,501
Caledonia Mining Corp. PLC	2,407	34,396
Carpenter Technology Corp.	8,031	330,476
Century Aluminum Company (A)	8,519	150,446
Cleveland-Cliffs, Inc.	200,651	4,035,092
Coeur Mining, Inc. (A)	41,000	370,230
Commercial Metals Company	52,633	1,623,202
Compass Minerals International, Inc.	14,982	939,671
Evolution Mining, Ltd.	287,026	894,205
Evraz PLC	90,169	718,087
Fortescue Metals Group, Ltd.	299,451	4,563,813
Freeport-McMoRan, Inc. (A)	214,269	7,055,878
Fresnillo PLC	32,577	388,014
Gatos Silver, Inc. (A)	4,321	43,080
Glencore PLC (A)	1,767,107	6,938,375
Haynes International, Inc.	2,236	66,342
Hecla Mining Company	87,957	500,475
Hitachi Metals, Ltd.	37,964	626,669
JFE Holdings, Inc.	86,933	1,072,586
Kaiser Aluminum Corp.	2,632	290,836
Materion Corp.	3,390	224,554
Newcrest Mining, Ltd.	144,392	2,727,838
Newmont Corp.	118,479	7,140,729
Nippon Steel Corp.	142,800	2,437,269
Norsk Hydro ASA	237,811	1,527,451
Northern Star Resources, Ltd.	194,491	1,408,839
Novagold Resources, Inc. (A)	40,347	353,440
Nucor Corp.	44,529	3,574,343
Olympic Steel, Inc.	1,701	50,094
Reliance Steel & Aluminum Company	17,425	2,653,653
Rio Tinto PLC	198,424	15,137,385
Rio Tinto, Ltd.	65,642	5,547,868
Royal Gold, Inc.	17,975	1,934,470
Ryerson Holding Corp. (A)	2,999	51,103
Schnitzer Steel Industries, Inc., Class A	4,354	181,954
South32, Ltd.	855,314	1,835,629

251

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	54,920	$2,787,739
Sumitomo Metal Mining Company, Ltd.	41,107	1,781,381
SunCoke Energy, Inc.	14,238	99,808
TimkenSteel Corp. (A)	7,949	93,401
United States Steel Corp.	115,503	3,022,714
voestalpine AG	20,522	849,873
Warrior Met Coal, Inc.	8,518	145,913
Worthington Industries, Inc.	15,179	1,018,359
		134,820,750
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	2,732	102,778
Domtar Corp.	24,225	895,114
Glatfelter Corp.	7,677	131,661
Louisiana-Pacific Corp.	47,473	2,632,853
Mondi PLC	85,860	2,188,852
Neenah, Inc.	2,941	151,109
Oji Holdings Corp.	152,438	988,405
Schweitzer-Mauduit International, Inc.	5,208	255,036
Stora Enso OYJ, R Shares	102,870	1,919,036
Svenska Cellulosa AB SCA, B Shares (A)(C)	107,136	1,896,316
UPM-Kymmene OYJ	94,380	3,391,806
Verso Corp., Class A	5,237	76,408
		14,629,374
		422,953,118
Real estate – 3.2%
Equity real estate investment trusts – 2.6%
Acadia Realty Trust	14,415	273,453
Agree Realty Corp.	10,205	686,899
Alexander & Baldwin, Inc.	12,291	206,366
Alexander's, Inc.	356	98,719
Alexandria Real Estate Equities, Inc.	18,262	3,000,447
American Assets Trust, Inc.	8,541	277,070
American Campus Communities, Inc.	37,711	1,627,984
American Finance Trust, Inc.	18,616	182,809
American Tower Corp.	65,512	15,661,299
Apartment Income REIT Corp.	40,786	1,744,009
Armada Hoffler Properties, Inc.	10,083	126,441
Ascendas Real Estate Investment Trust	568,478	1,291,360
AvalonBay Communities, Inc.	20,590	3,799,061
Bluerock Residential Growth REIT, Inc.	4,996	50,510
Boston Properties, Inc.	20,891	2,115,423
Brixmor Property Group, Inc.	81,307	1,644,841
Broadstone Net Lease, Inc.	5,848	107,018
BRT Apartments Corp.	2,563	43,161
Camden Property Trust	26,730	2,937,894
CapitaLand Integrated Commercial Trust	800,994	1,296,086
CareTrust REIT, Inc.	15,977	372,024
CatchMark Timber Trust, Inc., Class A	8,913	90,734
Centerspace	2,169	147,492
Chatham Lodging Trust (A)	8,169	107,504
City Office REIT, Inc.	7,417	78,769
Colony Capital, Inc. (A)	80,834	523,804
Columbia Property Trust, Inc.	19,148	327,431
Community Healthcare Trust, Inc.	3,734	172,212
CorePoint Lodging, Inc. (A)	7,102	64,131
CoreSite Realty Corp.	11,718	1,404,402
Corporate Office Properties Trust	30,735	809,253
Cousins Properties, Inc.	40,703	1,438,851
Covivio	9,190	786,006
Crown Castle International Corp.	63,608	10,948,845
CTO Realty Growth, Inc.	1,083	56,327
CyrusOne, Inc.	33,004	2,235,031
Daiwa House REIT Investment Corp.	349	937,799
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Dexus	192,580	$1,431,959
DiamondRock Hospitality Company (A)	33,873	348,892
Digital Realty Trust, Inc.	41,319	5,819,368
Diversified Healthcare Trust	40,204	192,175
Douglas Emmett, Inc.	45,189	1,418,935
Duke Realty Corp.	54,855	2,300,070
Easterly Government Properties, Inc.	13,636	282,674
EastGroup Properties, Inc.	17,294	2,477,884
EPR Properties	20,485	954,396
Equinix, Inc.	13,141	8,930,492
Equity Residential	50,508	3,617,888
Essential Properties Realty Trust, Inc.	17,478	399,023
Essex Property Trust, Inc.	9,616	2,614,013
Extra Space Storage, Inc.	19,060	2,526,403
Farmland Partners, Inc.	4,526	50,736
Federal Realty Investment Trust	10,152	1,029,920
First Industrial Realty Trust, Inc.	35,378	1,619,959
Four Corners Property Trust, Inc.	12,261	335,951
Franklin Street Properties Corp.	17,989	98,040
Gecina SA	8,107	1,115,938
Getty Realty Corp.	5,589	158,280
Gladstone Commercial Corp.	5,829	114,015
Gladstone Land Corp.	3,954	72,358
Global Medical REIT, Inc.	7,553	99,020
Global Net Lease, Inc.	15,042	271,659
GLP J-REIT	727	1,194,614
Goodman Group	294,014	4,059,845
Healthcare Realty Trust, Inc.	61,484	1,864,195
Healthpeak Properties, Inc.	79,398	2,520,093
Hersha Hospitality Trust (A)	6,105	64,408
Highwoods Properties, Inc.	28,472	1,222,588
Host Hotels & Resorts, Inc. (A)	104,019	1,752,720
Hudson Pacific Properties, Inc.	41,359	1,122,070
Independence Realty Trust, Inc.	16,881	256,591
Indus Realty Trust, Inc.	734	44,157
Industrial Logistics Properties Trust	10,512	243,143
Innovative Industrial Properties, Inc.	3,922	706,588
Iron Mountain, Inc.	42,499	1,572,888
iStar, Inc.	11,718	208,346
Japan Metropolitan Fund Investment Corp.	920	942,514
Japan Real Estate Investment Corp.	233	1,376,889
JBG SMITH Properties	30,287	962,824
Kilroy Realty Corp.	29,013	1,904,123
Kimco Realty Corp.	63,786	1,195,988
Kite Realty Group Trust	13,802	266,241
Klepierre SA	34,475	802,431
Lamar Advertising Company, Class A	23,697	2,225,622
Land Securities Group PLC	124,557	1,184,365
Lexington Realty Trust	44,971	499,628
Life Storage, Inc.	20,675	1,777,016
Link REIT	364,706	3,327,482
LTC Properties, Inc.	6,463	269,636
Mack-Cali Realty Corp.	14,719	227,850
Mapletree Commercial Trust	381,000	601,976
Mapletree Logistics Trust	511,500	735,487
Medical Properties Trust, Inc.	158,907	3,381,541
Mid-America Apartment Communities, Inc.	16,867	2,434,920
Mirvac Group	696,278	1,328,225
Monmouth Real Estate Investment Corp.	15,467	273,611
National Health Investors, Inc.	7,156	517,236
National Retail Properties, Inc.	48,021	2,116,285
National Storage Affiliates Trust	10,364	413,835
NETSTREIT Corp.	4,134	76,438

252

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
New Senior Investment Group, Inc.	14,415	$89,805
NexPoint Residential Trust, Inc.	3,676	169,427
Nippon Building Fund, Inc.	263	1,549,802
Nippon Prologis REIT, Inc.	371	1,192,967
Nomura Real Estate Master Fund, Inc.	750	1,129,195
Office Properties Income Trust	8,118	223,407
Omega Healthcare Investors, Inc.	63,501	2,326,042
One Liberty Properties, Inc.	2,903	64,650
Orix JREIT, Inc.	464	808,145
Park Hotels & Resorts, Inc. (A)	64,762	1,397,564
Pebblebrook Hotel Trust	57,859	1,405,395
Physicians Realty Trust	92,368	1,632,143
Piedmont Office Realty Trust, Inc., Class A	20,702	359,594
Plymouth Industrial REIT, Inc.	5,044	84,991
PotlatchDeltic Corp.	29,135	1,541,824
Preferred Apartment Communities, Inc., Class A	8,719	85,882
Prologis, Inc.	109,021	11,556,226
PS Business Parks, Inc.	8,765	1,354,894
Public Storage	22,431	5,535,074
QTS Realty Trust, Inc., Class A	10,585	656,693
Rayonier, Inc.	37,761	1,217,792
Realty Income Corp.	54,410	3,455,035
Regency Centers Corp.	23,273	1,319,812
Retail Opportunity Investments Corp.	19,577	310,687
Retail Properties of America, Inc., Class A	36,139	378,737
Retail Value, Inc.	3,603	67,412
Rexford Industrial Realty, Inc.	36,009	1,814,854
RLJ Lodging Trust	27,701	428,811
RPT Realty	13,936	159,010
Ryman Hospitality Properties, Inc. (A)	8,474	656,820
Sabra Health Care REIT, Inc.	91,940	1,596,078
Safehold, Inc.	2,924	204,972
Saul Centers, Inc.	2,097	84,111
SBA Communications Corp.	15,832	4,394,172
Scentre Group	917,816	1,976,144
Segro PLC	210,705	2,722,964
Seritage Growth Properties, Class A (A)	5,817	106,742
Service Properties Trust	72,901	864,606
Simon Property Group, Inc.	48,357	5,501,576
SITE Centers Corp.	25,753	349,211
SL Green Realty Corp.	19,001	1,329,880
Spirit Realty Capital, Inc.	31,470	1,337,475
STAG Industrial, Inc.	26,432	888,380
Stockland	422,110	1,416,990
STORE Capital Corp.	65,720	2,201,620
Summit Hotel Properties, Inc. (A)	17,708	179,913
Sunstone Hotel Investors, Inc. (A)	36,169	450,666
Suntec Real Estate Investment Trust	349,700	406,463
Tanger Factory Outlet Centers, Inc.	15,198	229,946
Terreno Realty Corp.	11,156	644,482
The British Land Company PLC	155,674	1,083,054
The GEO Group, Inc.	19,932	154,672
The GPT Group	344,452	1,208,333
The Macerich Company	57,025	667,193
UDR, Inc.	43,429	1,904,796
UMH Properties, Inc.	6,514	124,873
Unibail-Rodamco-Westfield (A)(C)	24,486	1,956,389
United Urban Investment Corp.	524	705,210
Uniti Group, Inc.	32,315	356,434
Universal Health Realty Income Trust	2,309	156,504
Urban Edge Properties	49,778	822,333
Urstadt Biddle Properties, Inc., Class A	5,226	87,013
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Ventas, Inc.	55,242	$2,946,608
Vicinity Centres	684,222	864,960
Vornado Realty Trust	23,130	1,049,871
Washington Real Estate Investment Trust	14,119	312,030
Weingarten Realty Investors	32,899	885,312
Welltower, Inc.	61,544	4,408,397
Weyerhaeuser Company	110,083	3,918,955
Whitestone REIT	7,352	71,314
Xenia Hotels & Resorts, Inc. (A)	19,092	372,294
		235,541,548
Real estate management and development – 0.6%
Aeon Mall Company, Ltd.	18,131	316,325
Aroundtown SA	176,666	1,258,190
Azrieli Group, Ltd.	7,505	463,761
CapitaLand, Ltd.	466,584	1,307,329
CBRE Group, Inc., Class A (A)	49,473	3,913,809
City Developments, Ltd.	80,413	478,266
CK Asset Holdings, Ltd.	457,062	2,782,402
Cushman & Wakefield PLC (A)	18,655	304,450
Daito Trust Construction Company, Ltd.	11,611	1,349,123
Daiwa House Industry Company, Ltd.	100,166	2,939,782
Deutsche Wohnen SE	60,448	2,819,804
ESR Cayman, Ltd. (A)(B)	324,600	1,067,586
eXp World Holdings, Inc. (A)	8,303	378,202
Fastighets AB Balder, B Shares (A)	17,906	886,484
Fathom Holdings, Inc. (A)	944	34,579
Forestar Group, Inc. (A)	2,783	64,788
FRP Holdings, Inc. (A)	1,232	60,639
Hang Lung Properties, Ltd.	358,313	935,283
Henderson Land Development Company, Ltd.	256,709	1,158,555
Hongkong Land Holdings, Ltd.	206,334	1,014,790
Hulic Company, Ltd.	53,669	634,433
Jones Lang LaSalle, Inc. (A)	14,003	2,507,097
Kennedy-Wilson Holdings, Inc.	19,998	404,160
LEG Immobilien SE	12,749	1,676,962
Lendlease Corp., Ltd.	121,705	1,199,943
Marcus & Millichap, Inc. (A)	3,888	131,026
Mitsubishi Estate Company, Ltd.	209,124	3,662,070
Mitsui Fudosan Company, Ltd.	162,126	3,695,739
New World Development Company, Ltd.	270,392	1,404,600
Newmark Group, Inc., Class A	24,567	245,793
Nomura Real Estate Holdings, Inc.	20,463	494,630
Rafael Holdings, Inc., Class B (A)	1,619	64,630
RE/MAX Holdings, Inc., Class A	3,075	121,124
Realogy Holdings Corp. (A)	19,093	288,877
Redfin Corp. (A)	16,675	1,110,388
Sino Land Company, Ltd.	559,722	781,132
Stratus Properties, Inc. (A)	1,407	42,914
Sumitomo Realty & Development Company, Ltd.	54,683	1,937,062
Sun Hung Kai Properties, Ltd.	230,814	3,494,951
Swire Pacific, Ltd., Class A	88,018	663,038
Swire Properties, Ltd.	206,887	642,175
Swiss Prime Site AG	13,434	1,240,199
Tejon Ranch Company (A)	3,846	64,382
The RMR Group, Inc., Class A	2,657	108,432
The St. Joe Company	5,449	233,762
Tokyu Fudosan Holdings Corp.	108,181	643,206
UOL Group, Ltd.	82,070	482,635
Vonovia SE	95,063	6,212,295
Wharf Real Estate Investment Company, Ltd.	295,346	1,660,841
		59,382,643
		294,924,191

253

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 2.9%
Electric utilities – 1.7%
ALLETE, Inc.	22,819	$1,533,209
Alliant Energy Corp.	36,834	1,994,929
American Electric Power Company, Inc.	73,208	6,200,718
AusNet Services	331,839	463,827
Chubu Electric Power Company, Inc.	113,929	1,468,029
CK Infrastructure Holdings, Ltd.	117,343	699,554
CLP Holdings, Ltd.	290,334	2,826,893
Duke Energy Corp.	112,879	10,896,210
Edison International	55,824	3,271,286
EDP - Energias de Portugal SA	490,881	2,803,751
Electricite de France SA (A)	109,632	1,470,627
Elia Group SA/NV	5,463	601,629
Endesa SA	56,166	1,488,531
Enel SpA	1,438,226	14,306,538
Entergy Corp.	29,530	2,937,349
Evergy, Inc.	33,454	1,991,517
Eversource Energy	50,560	4,377,990
Exelon Corp.	143,878	6,293,224
FirstEnergy Corp.	80,020	2,775,894
Fortum OYJ	78,539	2,097,701
Hawaiian Electric Industries, Inc.	29,913	1,329,035
HK Electric Investments & HK Electric Investments, Ltd.	468,500	465,499
Iberdrola SA	1,081,979	13,965,017
IDACORP, Inc.	13,827	1,382,285
Kyushu Electric Power Company, Inc.	67,118	662,779
Mercury NZ, Ltd.	120,450	547,396
MGE Energy, Inc.	6,150	439,049
NextEra Energy, Inc.	288,924	21,845,544
NRG Energy, Inc.	36,017	1,358,921
OGE Energy Corp.	54,801	1,773,360
Orsted A/S (B)	33,451	5,401,178
Otter Tail Corp.	6,829	315,295
Pinnacle West Capital Corp.	16,606	1,350,898
PNM Resources, Inc.	37,766	1,852,422
Portland General Electric Company	14,839	704,407
Power Assets Holdings, Ltd.	245,236	1,451,547
PPL Corp.	113,387	3,270,081
Red Electrica Corp. SA	76,545	1,357,750
SSE PLC	184,242	3,694,232
Terna Rete Elettrica Nazionale SpA	248,805	1,878,996
The Chugoku Electric Power Company, Inc. (C)	51,336	630,749
The Kansai Electric Power Company, Inc.	124,524	1,350,070
The Southern Company	155,775	9,682,974
Tohoku Electric Power Company, Inc.	75,565	714,521
Tokyo Electric Power Company Holdings, Inc. (A)	255,728	854,853
Verbund AG (C)	12,041	874,647
Xcel Energy, Inc.	79,864	5,311,755
		154,964,666
Gas utilities – 0.3%
APA Group	208,645	1,593,117
Atmos Energy Corp.	18,566	1,835,249
Brookfield Infrastructure Corp., Class A	5,293	404,226
Chesapeake Utilities Corp.	2,848	330,596
Enagas SA	44,012	958,179
Hong Kong & China Gas Company, Ltd.	1,885,593	2,989,773
National Fuel Gas Company	24,977	1,248,600
Naturgy Energy Group SA	51,437	1,262,922
New Jersey Resources Corp.	42,169	1,681,278
Northwest Natural Holding Company	5,229	282,105
ONE Gas, Inc.	23,286	1,790,926
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Osaka Gas Company, Ltd.	66,275	$1,293,337
RGC Resources, Inc.	2,214	49,107
Snam SpA	356,588	1,976,900
South Jersey Industries, Inc.	16,922	382,099
Southwest Gas Holdings, Inc.	24,968	1,715,551
Spire, Inc.	22,427	1,657,131
Toho Gas Company, Ltd. (C)	13,084	807,395
Tokyo Gas Company, Ltd.	66,496	1,481,446
UGI Corp.	57,139	2,343,270
		26,083,207
Independent power and renewable electricity producers – 0.1%
Atlantic Power Corp. (A)	18,833	54,427
Brookfield Renewable Corp., Class A	21,434	1,003,111
Clearway Energy, Inc., Class A	5,137	136,182
Clearway Energy, Inc., Class C	14,166	398,631
Meridian Energy, Ltd.	226,574	854,144
Ormat Technologies, Inc.	7,301	573,348
Sunnova Energy International, Inc. (A)	9,328	380,769
The AES Corp.	98,092	2,629,847
Uniper SE	35,592	1,289,254
		7,319,713
Multi-utilities – 0.7%
AGL Energy, Ltd.	110,167	809,868
Ameren Corp.	36,458	2,966,223
Avista Corp.	11,447	546,594
Black Hills Corp.	27,567	1,840,649
CenterPoint Energy, Inc.	80,350	1,819,928
CMS Energy Corp.	42,227	2,585,137
Consolidated Edison, Inc.	50,456	3,774,109
Dominion Energy, Inc.	118,287	8,985,081
DTE Energy Company	28,546	3,800,614
E.ON SE	397,001	4,626,637
Engie SA	322,974	4,587,947
MDU Resources Group, Inc.	54,938	1,736,590
National Grid PLC	622,513	7,389,580
NiSource, Inc.	56,512	1,362,504
NorthWestern Corp.	22,242	1,450,178
Public Service Enterprise Group, Inc.	74,603	4,491,847
RWE AG	113,596	4,457,707
Sempra Energy	44,308	5,874,355
Suez SA	61,112	1,294,291
Unitil Corp.	2,604	118,977
Veolia Environnement SA	95,294	2,444,725
WEC Energy Group, Inc.	46,520	4,353,807
		71,317,348
Water utilities – 0.1%
American States Water Company	6,097	461,055
American Water Works Company, Inc.	26,734	4,007,961
Artesian Resources Corp., Class A	1,804	71,042
Cadiz, Inc. (A)	5,227	50,127
California Water Service Group	8,174	460,523
Consolidated Water Company, Ltd.	4,073	54,782
Essential Utilities, Inc.	61,182	2,737,895
Global Water Resources, Inc.	2,583	42,129
Middlesex Water Company	2,860	225,997
Pure Cycle Corp. (A)	4,456	59,800
Severn Trent PLC	42,238	1,343,481
SJW Group	4,465	281,250
The York Water Company	2,468	120,858

254

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
United Utilities Group PLC	120,578	$1,540,792
		11,457,692
		271,142,626
TOTAL COMMON STOCKS (Cost $4,552,085,931)		$8,899,823,240
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.2%
Automobiles – 0.2%
Bayerische Motoren Werke AG	10,056	800,532
Porsche Automobil Holding SE	27,078	2,873,002
Volkswagen AG	32,817	9,186,156
		12,859,690
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	31,505	3,542,223
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	6,290	3,135,935
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	12,290	588,928
TOTAL PREFERRED SECURITIES (Cost $11,049,250)		$20,126,776
RIGHTS – 0.0%
Computershare, Ltd. (Expiration Date: 4-29-21; Strike Price: AUD 13.55) (A)	9,782	11,293
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	54,671	47,564
Snam SpA (Expiration Date: 4-7-21; Strike Price: EUR 4.46) (A)	356,588	367
TOTAL RIGHTS (Cost $16,278)		$59,224
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)(C)	200,486	76,364
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	2,962
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	1,388
TOTAL WARRANTS (Cost $15,655)		$80,714
SHORT-TERM INVESTMENTS – 3.7%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
0.010%, 04/29/2021 *	$15,000,000	15,000,000
0.035%, 04/07/2021 *	3,100,000	3,100,000
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
0.035%, 06/08/2021 *	$13,000,000	$12,999,509
0.035%, 06/09/2021 *	50,000,000	49,998,084
0.035%, 06/10/2021 *	50,000,000	49,998,056
0.037%, 04/28/2021 *	83,100,000	83,100,000
		214,195,649
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.0470% (F)(G)	6,473,755	64,769,274
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $70,045,000 on 4-1-21, collateralized by $71,471,200 U.S. Treasury Notes, 0.125% due 3-31-23 (valued at $71,446,042)	$70,045,000	70,045,000
TOTAL SHORT-TERM INVESTMENTS (Cost $349,009,071)		$349,009,923
Total Investments (Strategic Equity Allocation Trust) (Cost $4,912,176,185) – 100.0%		$9,269,099,877
Other assets and liabilities, net – (0.0%)		(4,272,340)
TOTAL NET ASSETS – 100.0%		$9,264,827,537
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $72,926,089. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $14,669,606 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,065	Long	Jun 2021	$117,033,377	$116,724,000	$(309,377)
Russell 2000 E-Mini Index Futures	366	Long	Jun 2021	40,646,736	40,671,750	25,014
S&P 500 Index E-Mini Futures	688	Long	Jun 2021	135,105,149	136,478,561	1,373,412
S&P Mid 400 Index E-Mini Futures	193	Long	Jun 2021	50,368,581	50,282,290	(86,291)
						$1,002,758
255

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.8%
U.S. Government – 4.8%
U.S. Treasury Bonds
2.000%, 02/15/2050		$1,800,000	$1,646,086
2.750%, 11/15/2042		995,000	1,066,282
3.000%, 02/15/2049		6,200,000	6,965,296
4.375%, 02/15/2038		3,920,000	5,184,813
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030		2,236,454	2,419,768
U.S. Treasury Notes
0.250%, 06/30/2025		100,000	97,977
0.375%, 11/30/2025		900,000	880,348
2.000%, 11/15/2026		2,215,000	2,324,020
2.375%, 02/29/2024 to 04/30/2026		335,000	356,974
2.625%, 02/15/2029		935,000	1,011,334
			21,952,898
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,765,489)			$21,952,898
FOREIGN GOVERNMENT OBLIGATIONS – 19.5%
Australia – 0.6%
Commonwealth of Australia
0.250%, 11/21/2024	AUD	2,210,000	1,673,758
0.500%, 09/21/2026		775,000	576,578
New South Wales Treasury Corp. 1.000%, 02/08/2024		660,000	510,726
			2,761,062
Austria – 0.3%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	1,105,000	1,374,752
Brazil – 1.0%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2025	BRL	23,030,000	4,411,554
Canada – 3.0%
Canada Housing Trust No. 1 1.950%, 12/15/2025 (A)	CAD	3,160,000	2,601,248
Export Development Canada 2.400%, 06/07/2021	AUD	430,000	327,897
Government of Canada 1.500%, 09/01/2024	CAD	885,000	726,556
Province of Ontario
1.350%, 12/02/2030		8,165,000	6,013,720
2.900%, 06/02/2028		1,185,000	1,010,659
3.450%, 06/02/2045		1,060,000	935,941
Province of Quebec
0.200%, 04/07/2025	EUR	875,000	1,048,954
1.500%, 12/15/2023	GBP	497,000	705,813
3.000%, 09/01/2023	CAD	650,000	548,127
			13,918,915
China – 0.9%
People's Republic of China
1.990%, 04/09/2025	CNY	12,420,000	1,817,813
2.880%, 11/05/2023		14,670,000	2,240,299
			4,058,112
Colombia – 0.5%
Republic of Colombia
6.250%, 11/26/2025	COP	3,780,000,000	1,071,920
10.000%, 07/24/2024		3,354,500,000	1,071,061
			2,142,981
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Greece – 0.8%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	$1,277,035
2.000%, 04/22/2027 (A)		779,000	1,002,750
4.200%, 01/30/2042		685,000	1,190,169
			3,469,954
India – 0.1%
Republic of India
6.450%, 10/07/2029	INR	33,000,000	452,568
7.270%, 04/08/2026		15,300,000	220,868
			673,436
Indonesia – 2.9%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	1,036,397
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	296,019
2.150%, 07/18/2024 (A)		740,000	917,979
2.625%, 06/14/2023 (A)		850,000	1,048,666
3.850%, 10/15/2030		$405,000	444,690
6.125%, 05/15/2028	IDR	4,075,000,000	271,652
6.500%, 06/15/2025		33,948,000,000	2,390,617
6.625%, 05/15/2033		6,431,000,000	429,782
7.000%, 09/15/2030		23,300,000,000	1,622,402
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	827,040
8.125%, 05/15/2024		3,514,000,000	259,603
8.250%, 05/15/2029		4,891,000,000	367,059
8.375%, 03/15/2024 to 09/15/2026		17,952,000,000	1,355,295
8.750%, 05/15/2031		17,423,000,000	1,354,993
9.000%, 03/15/2029		6,709,000,000	524,961
			13,147,155
Ireland – 0.3%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,047,000	1,372,576
Italy – 0.6%
Republic of Italy
1.250%, 02/17/2026		$742,000	726,477
1.850%, 07/01/2025 (A)	EUR	1,710,000	2,168,367
			2,894,844
Japan – 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	4,080,665
Malaysia – 1.4%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	484,161
3.828%, 07/05/2034		1,965,000	470,363
3.844%, 04/15/2033		4,313,000	1,029,660
3.882%, 03/14/2025		2,835,000	715,367
3.899%, 11/16/2027		3,370,000	856,281
4.059%, 09/30/2024		3,895,000	989,632
4.160%, 07/15/2021		7,083,000	1,719,733
			6,265,197
Mexico – 0.9%
Government of Mexico
7.500%, 06/03/2027	MXN	44,140,000	2,300,001
7.750%, 05/29/2031		32,570,000	1,697,809
			3,997,810
New Zealand – 0.1%
Dominion of New Zealand 6.000%, 05/15/2021	NZD	510,000	358,453

256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway – 0.8%
Kingdom of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	$2,063,791
3.750%, 05/25/2021 (A)		15,125,000	1,776,435
			3,840,226
Philippines – 0.6%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,743,186
6.250%, 01/14/2036	PHP	43,000,000	1,109,053
			2,852,239
Portugal – 1.2%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	2,270,000	2,723,084
0.700%, 10/15/2027 (A)		435,000	537,434
5.125%, 10/15/2024 (A)		$1,905,000	2,177,266
			5,437,784
Qatar – 0.4%
State of Qatar
4.000%, 03/14/2029 (A)		875,000	993,125
4.817%, 03/14/2049 (A)		710,000	868,926
			1,862,051
Singapore – 0.5%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,085,000	1,570,105
2.375%, 06/01/2025		650,000	513,355
			2,083,460
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	1,048,948
0.800%, 07/30/2027 (A)		865,000	1,071,898
			2,120,846
Sweden – 0.4%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		1,505,000	1,790,231
United Arab Emirates – 0.5%
Government of Abu Dhabi
1.700%, 03/02/2031 (A)		$925,000	876,438
3.125%, 04/16/2030 (A)		730,000	782,249
3.875%, 04/16/2050 (A)		475,000	515,660
			2,174,347
United Kingdom – 0.3%
Government of United Kingdom
0.500%, 07/22/2022	GBP	585,000	811,608
3.750%, 09/07/2021		530,000	742,550
			1,554,158
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $89,221,598)			$88,642,808
CORPORATE BONDS – 58.8%
Communication services – 10.2%
Altice France SA 7.375%, 05/01/2026 (A)		$535,000	556,454
ANGI Group LLC 3.875%, 08/15/2028 (A)		660,000	660,000
Cable One, Inc. 4.000%, 11/15/2030 (A)		460,000	455,032
CCO Holdings LLC
4.250%, 02/01/2031 (A)		165,000	165,366
4.500%, 08/15/2030 (A)		735,000	749,112
4.750%, 03/01/2030 (A)		1,030,000	1,067,338
5.125%, 05/01/2027 (A)		1,680,000	1,776,289
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	596,370
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	$226,984
5.125%, 07/01/2049		1,790,000	2,013,877
5.750%, 04/01/2048		790,000	960,433
CSC Holdings LLC
3.375%, 02/15/2031 (A)		385,000	362,863
5.375%, 02/01/2028 (A)		1,135,000	1,193,169
5.500%, 05/15/2026 to 04/15/2027 (A)		1,925,000	2,013,120
5.750%, 01/15/2030 (A)		2,120,000	2,232,879
5.875%, 09/15/2022		770,000	813,047
6.500%, 02/01/2029 (A)		200,000	221,000
7.500%, 04/01/2028 (A)		1,130,000	1,246,164
DISH DBS Corp. 5.875%, 07/15/2022		1,260,000	1,316,070
GCI LLC 4.750%, 10/15/2028 (A)		400,000	409,500
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)		785,000	798,832
6.750%, 10/15/2027 (A)		1,395,000	1,487,279
Level 3 Financing, Inc. 4.625%, 09/15/2027 (A)		165,000	169,813
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)		985,000	985,108
5.875%, 11/01/2024 (A)		381,000	392,194
6.375%, 02/01/2024 (A)		1,335,000	1,377,560
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	706,981
Millicom International Cellular SA 4.500%, 04/27/2031 (A)		530,000	551,200
Netflix, Inc.
3.625%, 06/15/2025 (A)		1,920,000	2,046,384
4.375%, 11/15/2026		655,000	731,799
4.875%, 04/15/2028		285,000	322,406
5.375%, 11/15/2029 (A)		1,110,000	1,312,631
Radiate Holdco LLC
4.500%, 09/15/2026 (A)		1,155,000	1,167,994
6.500%, 09/15/2028 (A)		471,000	497,352
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		100,000	100,115
Sprint Corp. 7.125%, 06/15/2024		165,000	189,956
T-Mobile USA, Inc.
2.625%, 04/15/2026 to 02/15/2029		670,000	661,820
2.875%, 02/15/2031		400,000	386,600
3.375%, 04/15/2029		470,000	473,525
3.500%, 04/15/2031		785,000	790,888
3.750%, 04/15/2027 (A)		625,000	683,225
4.500%, 02/01/2026		605,000	618,991
4.750%, 02/01/2028		165,000	175,439
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	894,476
Townsquare Media, Inc. 6.875%, 02/01/2026 (A)		385,000	410,025
TripAdvisor, Inc. 7.000%, 07/15/2025 (A)		795,000	859,793
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	719,100
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	675,863
5.500%, 05/15/2029 (A)		200,000	212,250
VMED O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	866,560
4.250%, 01/31/2031 (A)		$1,675,000	1,628,267

257

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
VTR Comunicaciones SpA
4.375%, 04/15/2029 (A)		$315,000	$316,260
5.125%, 01/15/2028 (A)(B)		467,000	488,155
VTR Finance NV 6.375%, 07/15/2028 (A)		310,000	334,800
WMG Acquisition Corp.
3.000%, 02/15/2031 (A)		1,725,000	1,639,268
5.500%, 04/15/2026 (A)		1,585,000	1,629,539
			46,337,515
Consumer discretionary – 5.6%
Aramark Services, Inc. 6.375%, 05/01/2025 (A)		160,000	169,600
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	499,546
Booking Holdings, Inc. 4.500%, 04/13/2027		$375,000	435,124
Carnival Corp. 5.750%, 03/01/2027 (A)		550,000	564,438
Carvana Company 5.875%, 10/01/2028 (A)		1,190,000	1,219,750
Ford Motor Company
7.450%, 07/16/2031		165,000	208,037
8.500%, 04/21/2023		910,000	1,014,650
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	439,351
2.900%, 02/16/2028		$360,000	345,870
2.979%, 08/03/2022		415,000	421,225
3.087%, 01/09/2023		280,000	284,544
3.350%, 11/01/2022		485,000	494,797
3.370%, 11/17/2023		580,000	594,500
3.813%, 10/12/2021		310,000	313,291
4.000%, 11/13/2030		255,000	252,957
4.125%, 08/17/2027		205,000	211,663
4.250%, 09/20/2022		200,000	206,880
4.542%, 08/01/2026		445,000	470,899
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	470,741
4.875%, 01/15/2030		290,000	307,632
Hyatt Hotels Corp. 5.750%, 04/23/2030		744,000	869,508
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/2026 (A)		1,546,000	1,593,277
Lennar Corp. 4.750%, 11/29/2027		1,755,000	2,014,951
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	560,876
3.125%, 01/14/2031		250,000	238,000
MGM Resorts International 4.750%, 10/15/2028		105,000	108,451
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		234,000	227,565
3.875%, 01/15/2028 (A)		1,029,000	1,040,051
4.000%, 10/15/2030 (A)		2,124,000	2,049,660
4.250%, 05/15/2024 (A)		759,000	767,903
Newell Brands, Inc. 4.700%, 04/01/2026		160,000	176,542
Royal Caribbean Cruises, Ltd. 5.500%, 04/01/2028 (A)		615,000	618,075
Travel + Leisure Company 6.625%, 07/31/2026 (A)		895,000	1,016,138
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	667,590
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc.
3.625%, 03/15/2031		$1,795,000	$1,725,444
4.625%, 01/31/2032		875,000	892,504
4.750%, 01/15/2030 (A)		2,173,000	2,297,513
			25,789,543
Consumer staples – 3.4%
Albertsons Companies, Inc. 4.875%, 02/15/2030 (A)		80,000	82,240
JBS Investments II GmbH 7.000%, 01/15/2026 (A)		960,000	1,021,843
Kraft Heinz Foods Company
3.000%, 06/01/2026		662,000	696,653
3.750%, 04/01/2030		1,285,000	1,363,831
3.875%, 05/15/2027		370,000	402,965
4.250%, 03/01/2031		1,525,000	1,678,928
4.375%, 06/01/2046		280,000	292,703
4.625%, 10/01/2039		1,090,000	1,177,649
6.875%, 01/26/2039		1,220,000	1,680,653
7.125%, 08/01/2039 (A)		165,000	230,296
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028 (A)		35,000	37,793
MARB BondCo PLC 3.950%, 01/29/2031 (A)		580,000	551,435
Molson Coors Beverage Company 1.250%, 07/15/2024	EUR	465,000	563,312
Natura Cosmeticos SA 5.375%, 02/01/2023 (A)		$210,000	215,515
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	220,428
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		1,450,000	1,434,050
5.500%, 12/15/2029 (A)		285,000	305,178
5.625%, 01/15/2028 (A)		1,255,000	1,320,549
5.750%, 03/01/2027 (A)		1,955,000	2,056,191
			15,332,212
Energy – 5.3%
Aker BP ASA
2.875%, 01/15/2026 (A)		170,000	175,564
3.750%, 01/15/2030 (A)		985,000	1,016,009
4.750%, 06/15/2024 (A)		700,000	717,896
Apache Corp.
4.375%, 10/15/2028		100,000	99,700
5.100%, 09/01/2040		165,000	161,288
Cenovus Energy, Inc.
4.250%, 04/15/2027		316,000	341,759
5.250%, 06/15/2037		194,000	209,902
5.375%, 07/15/2025		594,000	667,546
5.400%, 06/15/2047		777,000	865,054
6.750%, 11/15/2039		1,876,000	2,352,597
Continental Resources, Inc. 5.750%, 01/15/2031 (A)		1,805,000	2,039,397
Enbridge, Inc.
3.125%, 11/15/2029		990,000	1,029,429
4.250%, 12/01/2026		765,000	852,906
EQT Corp. 3.900%, 10/01/2027		325,000	331,500
Husky Energy, Inc. 3.500%, 02/07/2028	CAD	510,000	415,463
Kinder Morgan, Inc. 2.000%, 02/15/2031		$290,000	269,896
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		625,000	665,625
Occidental Petroleum Corp.
3.200%, 08/15/2026		450,000	431,780
3.400%, 04/15/2026		480,000	466,080

258

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Occidental Petroleum Corp. (continued)
5.500%, 12/01/2025		$160,000	$169,200
6.125%, 01/01/2031 (B)		1,085,000	1,198,057
6.625%, 09/01/2030		160,000	179,808
Ovintiv, Inc. 6.500%, 08/15/2034		105,000	127,120
Pertamina Persero PT
3.100%, 01/21/2030 (A)		290,000	292,675
3.650%, 07/30/2029 (A)		295,000	308,275
Petrobras Global Finance BV
5.093%, 01/15/2030		1,270,000	1,319,403
5.750%, 02/01/2029		285,000	310,938
6.900%, 03/19/2049		1,110,000	1,215,450
Saudi Arabian Oil Company
2.250%, 11/24/2030 (A)		400,000	383,059
3.500%, 04/16/2029 (A)		985,000	1,049,180
4.250%, 04/16/2039 (A)		740,000	798,295
4.375%, 04/16/2049 (A)		475,000	515,243
Southwestern Energy Company 6.450%, 01/23/2025		120,000	128,811
Targa Resources Partners LP 5.500%, 03/01/2030		100,000	105,000
TC PipeLines LP 3.900%, 05/25/2027		165,000	178,985
The Williams Companies, Inc.
3.500%, 11/15/2030		80,000	84,806
3.750%, 06/15/2027		705,000	768,504
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,310,000	1,460,238
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	84,027
Valero Energy Corp. 3.400%, 09/15/2026		470,000	502,572
			24,289,037
Financials – 10.8%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,359,300
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	745,926
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	164,072
9.500%, 12/18/2032 (A)	MXN	12,100,000	443,993
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	883,905
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	1,144,317
BNG Bank NV 0.250%, 06/07/2024		395,000	474,343
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) 02/25/2030 (A)(C)		$820,000	809,340
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) 02/25/2031 (A)(B)(C)		1,421,000	1,412,119
Chubb INA Holdings, Inc. 0.300%, 12/15/2024	EUR	875,000	1,035,557
Citigroup, Inc. (3 month BBSW + 1.550%) 1.560%, 05/04/2021 (D)	AUD	1,487,000	1,130,552
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) 0.000%, 03/21/2023 (D)	EUR	920,000	1,084,975
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) 09/23/2024 (A)(B)(C)		$205,000	$227,550
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		825,000	925,031
Credit Suisse Group AG (4.500% to 9-3-30, then 5 Year CMT + 3.554%) 09/03/2030 (A)(C)		760,000	712,500
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) 01/24/2030 (A)(C)		420,000	404,880
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(C)		855,000	910,575
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	918,592
3.865%, 05/25/2027		1,000,000,000	938,595
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$1,400,000	1,417,500
European Financial Stability Facility 1.875%, 05/23/2023	EUR	380,000	469,773
European Investment Bank 1.500%, 05/12/2022	NOK	9,790,000	1,157,179
European Investment Bank (SONIA + 0.350%) 0.398%, 06/29/2023 (D)	GBP	550,000	762,112
First Horizon Bank 5.750%, 05/01/2030		$1,000,000	1,202,654
Icahn Enterprises LP 5.250%, 05/15/2027		100,000	103,250
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) 11/16/2026 (C)		837,000	912,958
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,144,828
3.375%, 01/25/2022	NZD	1,327,000	948,638
4.625%, 10/06/2021		1,310,000	934,123
7.450%, 08/20/2021	IDR	6,855,000,000	474,163
International Finance Corp. 0.375%, 09/10/2025	NZD	1,240,000	835,735
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) 09/17/2025 (A)(C)		$600,000	681,000
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		1,040,000	1,188,200
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875%, 01/15/2028 (A)		630,000	617,463
MSCI, Inc.
3.625%, 09/01/2030 (A)		1,530,000	1,555,781
3.875%, 02/15/2031 (A)		765,000	781,256
4.000%, 11/15/2029 (A)		425,000	437,096
4.750%, 08/01/2026 (A)		275,000	284,900
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (C)		840,000	921,648
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 0.720%, 06/21/2023 (D)	NOK	7,000,000	822,676
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 0.760%, 06/19/2024 (D)		12,000,000	1,411,985

259

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nordic Investment Bank 1.500%, 01/24/2022	NOK	5,000,000	$586,548
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,755,000
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	350,964
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	774,048
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	9,017,432	1,683,765
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,186,091
2.000%, 11/01/2028		208,000	269,633
3.375%, 03/27/2025		187,000	246,898
U.S. Bancorp 0.850%, 06/07/2024		3,025,000	3,651,577
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) 02/10/2031 (A)(C)		$875,000	863,188
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) 07/29/2026 (C)		466,000	493,401
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	875,148
Wells Fargo & Company (3 month BBSW + 1.320%) 1.331%, 07/27/2021 (D)		935,000	712,554
			49,239,855
Health care – 5.4%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	612,942
2.625%, 11/15/2028		300,000	371,146
Bausch Health Companies, Inc.
5.000%, 01/30/2028 to 02/15/2029 (A)		$1,965,000	1,985,494
5.250%, 01/30/2030 to 02/15/2031 (A)		3,010,000	3,023,257
5.500%, 11/01/2025 (A)		395,000	405,815
6.250%, 02/15/2029 (A)		980,000	1,041,701
9.000%, 12/15/2025 (A)		510,000	554,100
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	916,074
Centene Corp.
2.500%, 03/01/2031		$905,000	864,293
3.000%, 10/15/2030		1,795,000	1,792,020
3.375%, 02/15/2030		1,765,000	1,781,538
4.625%, 12/15/2029		260,000	281,399
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,919,835
HCA, Inc.
3.500%, 09/01/2030		$3,343,000	3,371,314
4.125%, 06/15/2029		1,375,000	1,523,755
5.375%, 02/01/2025		1,490,000	1,662,117
Rede D'or Finance Sarl 4.500%, 01/22/2030 (A)		700,000	687,106
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	768,986
0.750%, 09/12/2024		282,000	339,230
1.400%, 01/23/2026		468,000	582,602
			24,484,724
Industrials – 6.1%
Adani Ports & Special Economic Zone, Ltd.
3.100%, 02/02/2031 (A)		$560,000	530,936
4.200%, 08/04/2027 (A)		370,000	392,381
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AECOM
5.125%, 03/15/2027		$835,000	$908,584
5.875%, 10/15/2024		740,000	831,427
Airbus SE 1.625%, 06/09/2030	EUR	255,000	323,283
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		$810,000	795,825
American Airlines, Inc.
5.500%, 04/20/2026 (A)		970,000	1,009,469
5.750%, 04/20/2029 (A)		790,000	840,284
BOC Aviation, Ltd. 2.750%, 09/18/2022 (A)		990,000	1,010,673
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) 1.252%, 05/04/2021 (A)(D)		285,000	284,895
Builders FirstSource, Inc. 6.750%, 06/01/2027 (A)		174,000	187,268
Cimpress PLC 7.000%, 06/15/2026 (A)		975,000	1,029,308
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		555,000	542,622
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	634,944
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		515,603	522,443
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	539,952
4.500%, 10/20/2025 (A)		320,000	341,567
4.750%, 10/20/2028 (A)		2,762,000	3,003,387
7.000%, 05/01/2025 (A)		1,075,000	1,238,354
7.375%, 01/15/2026		165,000	192,934
Hidrovias International Finance SARL 4.950%, 02/08/2031 (A)		350,000	350,000
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	641,540
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	282,690
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		$840,000	920,850
Movida Europe SA 5.250%, 02/08/2031 (A)		235,000	225,295
Prime Security Services Borrower LLC 3.375%, 08/31/2027 (A)		105,000	101,850
Simpar Europe SA 5.200%, 01/26/2031 (A)		315,000	308,489
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	3,000,000	485,045
Spirit AeroSystems, Inc. 7.500%, 04/15/2025 (A)		$165,000	177,491
The Boeing Company
3.625%, 02/01/2031		1,800,000	1,883,168
5.040%, 05/01/2027		1,035,000	1,179,970
5.150%, 05/01/2030		1,010,000	1,163,263
Uber Technologies, Inc.
7.500%, 05/15/2025 (A)		160,000	172,667
8.000%, 11/01/2026 (A)		1,110,000	1,201,575
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027		1,219,781	1,346,334
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	1,125,600
4.000%, 07/15/2030		660,000	671,715
4.875%, 01/15/2028		530,000	558,286
			27,956,364

260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 1.8%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	$1,055,695
Atento Luxco 1 SA 8.000%, 02/10/2026 (A)		$435,000	455,862
Camelot Finance SA 4.500%, 11/01/2026 (A)		385,000	398,059
CDW LLC 4.250%, 04/01/2028		165,000	170,775
Dell International LLC
5.300%, 10/01/2029 (A)		150,000	175,464
8.350%, 07/15/2046 (A)		728,000	1,107,574
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	511,936
1.500%, 05/21/2027		820,000	1,021,880
Fiserv, Inc. 1.125%, 07/01/2027		290,000	355,277
Gartner, Inc. 3.750%, 10/01/2030 (A)		$25,000	24,793
j2 Global, Inc. 4.625%, 10/15/2030 (A)		340,000	343,400
SK Hynix, Inc. 1.500%, 01/19/2026 (A)		485,000	477,279
SS&C Technologies, Inc. 5.500%, 09/30/2027 (A)		645,000	686,957
Twilio, Inc.
3.625%, 03/15/2029		465,000	470,733
3.875%, 03/15/2031		620,000	633,243
Xerox Holdings Corp. 5.000%, 08/15/2025 (A)		120,000	125,238
			8,014,165
Materials – 5.1%
ArcelorMittal SA
4.550%, 03/11/2026		100,000	111,161
7.000%, 03/01/2041		485,000	661,783
7.250%, 10/15/2039		125,000	171,125
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)		960,000	948,835
4.000%, 09/01/2029 (A)		1,040,000	1,038,305
Ardagh Packaging Finance PLC 4.125%, 08/15/2026 (A)		205,000	210,070
Ball Corp.
2.875%, 08/15/2030		520,000	500,890
4.000%, 11/15/2023		1,345,000	1,429,903
4.875%, 03/15/2026		1,035,000	1,157,451
5.250%, 07/01/2025		1,375,000	1,553,750
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	623,188
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		360,000	369,871
5.875%, 01/31/2050 (A)		585,000	587,510
Cemex SAB de CV 3.875%, 07/11/2031 (A)		570,000	556,320
CF Industries, Inc. 5.375%, 03/15/2044		125,000	148,281
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)		1,475,000	1,472,493
6.750%, 03/15/2026 (A)		375,000	407,813
Crown Americas LLC
4.250%, 09/30/2026		100,000	106,250
4.500%, 01/15/2023		712,000	748,935
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		936,000	1,126,710
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
CSN Islands XI Corp. 6.750%, 01/28/2028 (A)		$650,000	$688,708
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	397,782
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (A)		$795,000	809,413
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	147,168
4.625%, 08/01/2030		985,000	1,071,902
5.450%, 03/15/2043		1,460,000	1,756,380
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		630,000	693,662
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,184,503
NOVA Chemicals Corp. 5.250%, 06/01/2027 (A)		100,000	104,937
Reynolds Group Issuer, Inc. 4.000%, 10/15/2027 (A)		1,285,000	1,259,300
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		615,000	697,109
Standard Industries, Inc.
3.375%, 01/15/2031 (A)		255,000	241,613
5.000%, 02/15/2027 (A)		90,000	93,825
			23,076,946
Real estate – 1.3%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	314,944
1.950%, 05/22/2026		305,000	386,044
Crown Castle International Corp. 2.250%, 01/15/2031		$215,000	206,647
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	238,145
3.500%, 09/15/2030		205,000	205,811
MGM Growth Properties Operating Partnership LP 4.625%, 06/15/2025 (A)		105,000	110,744
SBA Communications Corp.
3.125%, 02/01/2029 (A)		955,000	917,898
3.875%, 02/15/2027		2,340,000	2,391,948
4.875%, 09/01/2024		87,000	89,338
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	902,787
4.625%, 12/01/2029 (A)		385,000	399,384
			6,163,690
Utilities – 3.8%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	506,805
Chile Electricity PEC SpA 3.001%, 01/25/2028 (A)(B)(E)		285,000	232,275
DPL, Inc. 4.125%, 07/01/2025 (A)		1,330,000	1,409,029
E.ON SE 0.375%, 09/29/2027	EUR	315,000	373,118
EDP Finance BV 0.375%, 09/16/2026		130,000	153,579
Engie SA 0.375%, 06/21/2027		300,000	355,719
FirstEnergy Corp.
4.400%, 07/15/2027		$890,000	956,750
7.375%, 11/15/2031		1,555,000	2,079,362
Greenko Dutch BV
3.850%, 03/29/2026 (A)		615,000	617,460
5.250%, 07/24/2024 (A)		975,000	1,010,363
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	441,395

261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (A)		$390,000	$438,753
NRG Energy, Inc.
3.625%, 02/15/2031 (A)(B)		1,750,000	1,706,250
5.250%, 06/15/2029 (A)		905,000	968,350
5.750%, 01/15/2028		10,000	10,625
6.625%, 01/15/2027		1,880,000	1,955,200
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,546,877
PG&E Corp. 5.250%, 07/01/2030		354,000	375,240
The AES Corp. 2.450%, 01/15/2031 (A)		165,000	157,754
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)		979,000	1,034,637
5.000%, 07/31/2027 (A)		375,000	386,258
5.625%, 02/15/2027 (A)		663,000	689,109
			17,404,908
TOTAL CORPORATE BONDS (Cost $262,345,687)			$268,088,959
CONVERTIBLE BONDS – 3.1%
Communication services – 0.6%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	600,000	677,361
DISH Network Corp. 3.375%, 08/15/2026		$430,000	413,359
Liberty Broadband Corp.
1.250%, 09/30/2050 (A)		810,000	792,180
2.750%, 09/30/2050 (A)		420,000	424,372
Liberty Media Corp. 0.500%, 12/01/2050 (A)		340,000	393,380
			2,700,652
Consumer discretionary – 0.3%
Burlington Stores, Inc. 2.250%, 04/15/2025 (A)		705,000	1,058,822
Sony Group Corp., Zero Coupon 0.000%, 09/30/2022	JPY	29,000,000	609,203
			1,668,025
Energy – 0.2%
BP Capital Markets PLC 1.000%, 04/28/2023	GBP	800,000	1,151,296
Industrials – 1.4%
Air Canada 4.000%, 07/01/2025 (A)		$500,000	788,125
American Airlines Group, Inc. 6.500%, 07/01/2025		1,395,000	2,395,913
Southwest Airlines Company 1.250%, 05/01/2025		575,000	987,203
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025 (A)		1,965,000	2,064,478
			6,235,719
Information technology – 0.2%
Sabre GLBL, Inc. 4.000%, 04/15/2025 (A)		415,000	861,955
Utilities – 0.4%
NRG Energy, Inc. 2.750%, 06/01/2048		1,435,000	1,671,535
TOTAL CONVERTIBLE BONDS (Cost $12,277,593)			$14,289,182
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 05/03/2021 (C)(D)	$1,603,000	$1,538,880
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,362,104)		$1,538,880
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Commercial and residential – 1.0%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.805%, 01/25/2049 (A)(F)	687,609	704,765
Series 2019-2, Class A1, 3.347%, 04/25/2049 (A)(F)	994,516	1,015,610
Series 2019-3, Class A1, 2.962%, 10/25/2048 (A)(F)	546,130	555,976
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.026%, 10/15/2036 (A)(D)	1,608,274	1,609,283
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	419,957	427,228
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	4,628,519	48,381
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	5,132,844	68,661
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	4,812,986	68,954
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.429%, 11/25/2034 (F)	101,449	109,001
		4,607,859
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp. Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) 0.859%, 03/25/2030 (D)	167,178	167,284
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,516,843)		$4,775,143
ASSET BACKED SECURITIES – 2.3%
AMSR Trust Series 2019-SFR1, Class A 2.774%, 01/19/2039 (A)	1,665,000	1,733,310
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 0.349%, 07/25/2036 (A)(D)	131,286	131,207
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	504,400	513,595
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	886,500	904,576
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	477,725	505,189
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	866,538	915,046
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) 1.468%, 07/25/2047 (A)(D)	1,168,850	1,168,780
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	384,150	380,493

262

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Partners of America Trust
Series 2018-1, Class D (1 month LIBOR + 1.450%) 1.558%, 07/17/2037 (A)(D)	$590,000	$589,999
Series 2019-1, Class B 3.157%, 09/17/2039 (A)	400,690	402,533
Jack in the Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	590,538	623,094
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.482%, 08/25/2058 (A)(F)	714,384	753,108
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	275,391	285,550
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,501,500	1,627,025
TOTAL ASSET BACKED SECURITIES (Cost $10,144,180)		$10,533,505
COMMON STOCKS – 4.2%
Communication services – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0
Financials – 1.8%
Citizens Financial Group, Inc.	27,230	1,202,205
Comerica, Inc.	16,620	1,192,319
Fifth Third Bancorp	30,675	1,148,779
Huntington Bancshares, Inc.	74,705	1,174,363
Regions Financial Corp.	23,065	476,523
The PNC Financial Services Group, Inc.	6,535	1,146,304
U.S. Bancorp	30,937	1,711,125
		8,051,618
Industrials – 1.4%
Delta Air Lines, Inc. (H)	60,240	2,908,387
HC2 Holdings, Inc. (H)	88,710	349,517
The Boeing Company (H)	12,542	3,194,698
		6,452,602
Real estate – 0.6%
Americold Realty Trust	13,451	517,460
RioCan Real Estate Investment Trust	149,241	2,310,997
		2,828,457
Utilities – 0.4%
Dominion Energy, Inc.	18,000	1,779,120
TOTAL COMMON STOCKS (Cost $18,132,137)		$19,111,797
PREFERRED SECURITIES – 3.6%
Communication services – 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	475	534,209
Financials – 0.4%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	804	743,716
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	588,885
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	739,814
		2,072,415
Health care – 0.3%
Becton, Dickinson and Company, 6.000%	10,850	582,862
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care (continued)
Danaher Corp., 4.750%	570	$872,163
		1,455,025
Industrials – 0.5%
Fortive Corp., 5.000%	1,170	1,157,306
Stanley Black & Decker, Inc., 5.250%	10,400	1,226,992
		2,384,298
Information technology – 0.3%
Broadcom, Inc., 8.000%	840	1,238,572
Utilities – 2.0%
American Electric Power Company, Inc., 6.125%	32,350	1,580,621
CenterPoint Energy, Inc., 7.000%	22,000	916,740
DTE Energy Company, 6.250%	20,150	1,001,254
NextEra Energy, Inc., 4.872%	26,200	1,504,142
NextEra Energy, Inc., 5.279%	28,350	1,404,176
NextEra Energy, Inc., 6.219%	17,400	863,040
The Southern Company, 6.750%	33,300	1,695,969
		8,965,942
TOTAL PREFERRED SECURITIES (Cost $16,087,109)		$16,650,461
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the EUR vs. USD (Expiration Date: 3-31-21; Strike Price: EUR 1.19; Counterparty: Goldman Sachs Bank USA) (H)(I)	8,955,000	110,140
Over the Counter Option on the USD vs. MXN (Expiration Date: 7-22-21; Strike Price: $19.25; Counterparty: HSBC Bank USA, N.A.) (H)(I)	6,190,000	42,327
		152,467
TOTAL PURCHASED OPTIONS (Cost $116,699)		$152,467
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 1.2%
John Hancock Collateral Trust, 0.0470% (J)(K)	533,886	5,341,473
Repurchase agreement – 1.4%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $6,533,000 on 4-1-21, collateralized by $6,500,600 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $6,663,740)	$6,533,000	6,533,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,874,682)		$11,874,473
Total Investments (Strategic Income Opportunities Trust) (Cost $446,844,121) – 100.3%		$457,610,573
Other assets and liabilities, net – (0.3%)		(1,572,664)
TOTAL NET ASSETS – 100.0%		$456,037,909
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee

263

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $181,803,223 or 39.9% of the fund's net assets as of 3-31-21.
Strategic Income Opportunities Trust (continued)
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $5,197,961.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 3-31-21.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	24	Long	Jun 2021	$4,197,616	$4,202,300	$4,684
10-Year U.S. Treasury Note Futures	81	Short	Jun 2021	(10,788,237)	(10,605,938)	182,299
Euro-Buxl Futures	4	Short	Jun 2021	(971,460)	(966,492)	4,968
German Euro BUND Futures	18	Short	Jun 2021	(3,626,607)	(3,615,481)	11,126
U.S. Treasury Long Bond Futures	409	Short	Jun 2021	(65,006,080)	(63,228,843)	1,777,237
Ultra U.S. Treasury Note Futures	7	Short	Jun 2021	(1,035,776)	(1,005,812)	29,964
						$2,010,278
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,840,000	USD	4,505,928	CITI	6/16/2021	—	$(68,784)
AUD	253,048	USD	196,134	JPM	6/16/2021	—	(3,872)
CAD	7,314,907	USD	5,836,667	JPM	6/16/2021	—	(15,367)
EUR	8,955,000	USD	10,611,675	CITI	4/6/2021	—	(110,146)
EUR	5,870,000	USD	6,995,703	SCB	6/16/2021	—	(101,648)
GBP	2,923,750	USD	4,057,580	GSI	6/16/2021	—	(26,034)
JPY	316,465,900	USD	2,918,125	SSB	6/16/2021	—	(57,975)
NZD	3,205,337	AUD	2,933,750	BARC	6/16/2021	$9,214	—
NZD	961,985	USD	680,071	ANZ	6/16/2021	—	(8,334)
NZD	961,970	USD	678,356	CITI	6/16/2021	—	(6,629)
USD	4,488,545	AUD	5,840,000	GSI	6/16/2021	51,402	—
USD	3,301,822	AUD	4,275,980	MSCS	6/16/2021	52,998	—
USD	10,611,675	EUR	8,955,000	GSI	4/6/2021	110,146	—
USD	3,448,546	EUR	2,935,000	BARC	6/16/2021	1,518	—
USD	3,443,304	EUR	2,935,000	JPM	6/16/2021	—	(3,724)
USD	1,716,200	GBP	1,234,396	UBS	6/16/2021	14,096	—
USD	2,917,500	JPY	317,959,361	BARC	6/16/2021	43,853	—
USD	1,065,718	JPY	115,498,402	CIBC	6/16/2021	21,868	—
USD	1,393,132	NZD	1,942,921	ANZ	6/16/2021	36,424	—
						$341,519	$(402,513)
264

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.20	Mar 2021	9,705,000	$140,722	$(11)
						$140,722	$(11)
Puts
Euro vs. U.S. Dollar	CITI	EUR	1.19	Mar 2021	8,955,000	72,536	(110,140)
						$72,536	$(110,140)
						$213,258	$(110,151)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 66.0%
U.S. Government – 36.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$6,037,188
2.000%, 02/15/2050	3,000,000	2,743,477
2.250%, 08/15/2049	2,000,000	1,933,984
2.750%, 08/15/2047	3,000,000	3,206,484
2.875%, 05/15/2049	1,500,000	1,647,188
3.000%, 02/15/2047 to 02/15/2049	28,635,000	32,078,458
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,063,511
4.375%, 05/15/2041	1,830,000	2,464,924
4.625%, 02/15/2040	5,000,000	6,895,508
4.750%, 02/15/2041	2,000,000	2,815,781
8.125%, 08/15/2021	1,400,000	1,442,438
U.S. Treasury Notes
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,996,563
0.250%, 11/15/2023 to 10/31/2025	32,000,000	31,581,249
0.375%, 07/31/2027	4,000,000	3,778,594
0.500%, 10/31/2027	12,000,000	11,365,781
0.625%, 03/31/2027 to 05/15/2030	16,000,000	14,901,016
0.750%, 01/31/2026	4,000,000	3,968,594
1.250%, 08/31/2024	5,000,000	5,129,883
1.375%, 08/31/2026	5,000,000	5,086,523
1.500%, 01/31/2027	5,000,000	5,098,828
1.625%, 08/15/2029	8,000,000	8,028,438
1.750%, 07/31/2021 to 12/31/2024	13,000,000	13,307,930
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.000%, 11/15/2021 to 02/15/2022	$29,400,000	$29,778,652
2.125%, 05/31/2026	3,000,000	3,174,023
2.250%, 11/15/2027	20,595,000	21,800,934
2.375%, 05/15/2029	5,000,000	5,313,281
2.625%, 02/28/2023	3,000,000	3,140,742
2.750%, 04/30/2023	3,500,000	3,685,938
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,147,219
3.000%, 10/31/2025	2,000,000	2,196,641
3.125%, 05/15/2021	13,100,000	13,148,626
		277,958,396
U.S. Government Agency – 29.2%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,438,371
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2035	1,166,606	1,198,278
2.375%, 01/13/2022	1,500,000	1,527,091
2.475%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	58,201	61,268
2.500%, 04/01/2031 to 08/01/2050	5,883,866	6,058,779
2.532%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	420,270	440,315
2.750%, 06/19/2023	2,000,000	2,112,261

265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 07/01/2032 to 08/01/2046	$5,543,133	$5,887,313
3.500%, 12/01/2025 to 06/01/2048	4,813,895	5,153,806
4.000%, 02/01/2024 to 09/01/2047	2,212,087	2,400,724
4.500%, 05/01/2024 to 11/01/2048	3,573,943	3,924,632
5.000%, 06/01/2023 to 09/01/2039	257,660	293,290
5.500%, 02/01/2023 to 01/01/2039	422,649	488,153
6.000%, 10/01/2036 to 10/01/2038	195,409	231,100
6.250%, 07/15/2032	450,000	648,940
6.500%, 06/01/2021 to 08/01/2038	39,844	47,578
6.750%, 09/15/2029	1,200,000	1,701,980
7.000%, 04/01/2029 to 10/01/2038	30,723	36,600
7.500%, 09/01/2030 to 03/01/2032	5,368	6,342
8.000%, 02/01/2030	714	831
Federal National Mortgage Association
1.500%, TBA (B)	1,700,000	1,707,324
1.693%, (6 month LIBOR + 1.413%), 07/01/2034 (A)	100,146	102,143
1.728%, (12 month LIBOR + 1.353%), 01/01/2035 (A)	200,176	205,975
2.000%, TBA (B)	11,700,000	11,672,506
2.000%, 02/01/2035 to 11/01/2050	13,743,111	13,837,354
2.125%, 04/24/2026	2,000,000	2,114,811
2.425%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	23,176	24,331
2.499%, (12 month LIBOR + 1.579%), 09/01/2037 (A)	65,748	68,202
2.500%, TBA (B)	4,000,000	4,163,127
2.500%, 05/01/2028 to 11/01/2050	17,122,945	17,636,455
2.625%, 09/06/2024 (C)	1,000,000	1,074,705
3.000%, TBA (B)	16,400,000	17,082,914
3.000%, 01/01/2027 to 12/01/2049	15,212,440	16,065,797
3.070%, (1 Year CMT + 2.185%), 05/01/2036 (A)	48,922	50,949
3.223%, (12 month LIBOR + 1.791%), 04/01/2037 (A)	108,083	113,060
3.500%, TBA (B)	8,000,000	8,451,247
3.500%, 12/01/2025 to 10/01/2049	15,334,105	16,428,506
4.000%, 03/01/2024 to 09/01/2049	14,425,304	15,601,941
4.500%, 04/01/2021 to 09/01/2048	2,882,640	3,198,472
5.000%, 08/01/2023 to 09/01/2048	2,259,012	2,524,032
5.500%, 08/01/2021 to 11/01/2038	514,908	592,541
6.000%, 08/01/2023 to 08/01/2038	344,362	401,378
6.500%, 03/01/2022 to 12/01/2037	115,752	137,225
7.000%, 02/01/2031 to 10/01/2038	43,901	52,622
7.125%, 01/15/2030	209,000	300,968
7.250%, 05/15/2030	1,450,000	2,121,839
7.500%, 09/01/2030 to 08/01/2031	15,997	18,879
8.000%, 08/01/2030 to 09/01/2031	3,867	4,547
8.500%, 09/01/2030	493	579
Government National Mortgage Association
2.000%, TBA (B)	2,500,000	2,522,997
2.500%, TBA (B)	8,000,000	8,251,599
3.000%, TBA (B)	5,000,000	5,199,409
3.000%, 08/15/2043 to 08/20/2050	9,555,085	10,064,483
3.500%, TBA (B)	2,800,000	2,919,151
3.500%, 04/15/2042 to 04/20/2050	9,620,555	10,304,397
4.000%, 11/15/2026 to 08/20/2048	5,625,744	6,098,648
4.500%, 06/15/2023 to 04/20/2050	3,104,457	3,393,853
5.000%, 10/15/2023 to 07/20/2040	736,302	836,573
5.500%, 08/15/2023 to 09/20/2039	295,850	338,766
6.000%, 07/15/2029 to 10/15/2038	192,574	223,830
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
6.500%, 05/15/2028 to 12/15/2038	$151,192	$177,683
7.000%, 08/15/2029 to 05/15/2032	26,159	30,129
7.500%, 09/15/2030 to 01/15/2031	6,250	7,327
8.000%, 04/15/2031	6,754	8,010
		220,788,936
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $486,480,519)		$498,747,332
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,722,986
Canada – 0.2%
Hydro-Quebec 8.400%, 01/15/2022	250,000	265,107
Province of British Columbia 6.500%, 01/15/2026 (C)	490,000	606,528
Province of Quebec
7.125%, 02/09/2024	150,000	177,301
7.500%, 07/15/2023	410,000	474,178
		1,523,114
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	512,470
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	344,384
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	847,095
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,116,270
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	497,654
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	337,500
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	337,080
6.250%, 09/26/2022	400,000	405,821
		742,901
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,391,389)		$7,644,374
CORPORATE BONDS – 28.4%
Communication services – 2.6%
Alphabet, Inc. 3.625%, 05/19/2021	320,000	321,350
America Movil SAB de CV 3.125%, 07/16/2022	500,000	516,564
AT&T, Inc.
2.550%, 12/01/2033 (D)	665,000	631,345
3.800%, 12/01/2057 (D)	609,000	579,394
4.750%, 05/15/2046	900,000	1,035,458
4.850%, 07/15/2045	500,000	579,477
5.150%, 03/15/2042	50,000	60,390
6.375%, 03/01/2041	360,000	492,263

266

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
7.625%, 04/15/2031	$285,000	$396,648
Baidu, Inc. 4.125%, 06/30/2025	250,000	274,218
British Telecommunications PLC 9.625%, 12/15/2030	190,000	292,712
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	592,133
5.050%, 03/30/2029	400,000	459,768
5.375%, 05/01/2047	500,000	580,401
Comcast Corp.
2.350%, 01/15/2027	455,000	474,949
3.375%, 02/15/2025	600,000	652,852
3.999%, 11/01/2049	500,000	560,990
6.500%, 11/15/2035	255,000	360,589
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	216,534
Discovery Communications LLC
4.125%, 05/15/2029	900,000	994,047
5.300%, 05/15/2049	400,000	478,614
Fox Corp. 3.500%, 04/08/2030 (C)	600,000	638,339
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	282,700
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	144,964
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	318,742
Telefonica Europe BV 8.250%, 09/15/2030	350,000	495,886
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	759,839
T-Mobile USA, Inc.
3.875%, 04/15/2030 (D)	600,000	651,216
4.500%, 04/15/2050 (D)	700,000	786,023
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	540,695
4.125%, 06/01/2044	500,000	568,211
Verizon Communications, Inc.
4.016%, 12/03/2029	500,000	559,276
4.272%, 01/15/2036	458,000	517,670
4.522%, 09/15/2048	1,260,000	1,461,451
ViacomCBS, Inc. 4.000%, 01/15/2026	600,000	660,913
Vodafone Group PLC
4.375%, 05/30/2028	400,000	459,373
5.250%, 05/30/2048	300,000	374,532
		19,770,526
Consumer discretionary – 1.7%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	702,231
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,069,614
Brinker International, Inc. 3.875%, 05/15/2023	250,000	253,750
Ford Motor Credit Company LLC 3.096%, 05/04/2023	280,000	284,550
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	299,217
5.250%, 03/01/2026	650,000	744,627
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	261,378
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	500,429
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
McDonald's Corp.
3.300%, 07/01/2025	$1,000,000	$1,082,556
3.625%, 05/20/2021	250,000	251,053
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,054,069
Starbucks Corp. 3.550%, 08/15/2029	300,000	327,968
Target Corp. 3.900%, 11/15/2047	500,000	571,116
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	410,071
2.700%, 04/15/2030	700,000	729,723
3.350%, 09/15/2025	752,000	821,817
4.250%, 04/01/2046	390,000	458,955
5.875%, 12/16/2036	280,000	385,686
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	668,057
4.500%, 04/15/2050 (C)	600,000	748,087
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	484,385
3.400%, 09/15/2021	320,000	324,437
Whirlpool Corp. 5.150%, 03/01/2043	300,000	355,180
		12,788,956
Consumer staples – 1.6%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	521,587
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	879,592
4.900%, 02/01/2046	500,000	597,272
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	584,274
BAT Capital Corp. 3.215%, 09/06/2026	500,000	528,091
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	478,857
General Mills, Inc. 2.875%, 04/15/2030	600,000	619,415
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	308,205
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	481,974
6.875%, 01/26/2039	40,000	55,103
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	343,218
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	533,258
4.000%, 03/05/2042	270,000	303,908
5.500%, 01/15/2040	280,000	378,401
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	269,298
4.125%, 05/17/2021	320,000	321,370
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	275,237
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,444,371
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	618,219
The Kroger Company 3.500%, 02/01/2026	500,000	545,456
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	455,343
Walmart, Inc.
3.250%, 07/08/2029	600,000	656,387

267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Walmart, Inc. (continued)
4.050%, 06/29/2048	$500,000	$592,064
		11,790,900
Energy – 2.4%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	297,853
Baker Hughes LLC
3.337%, 12/15/2027	500,000	535,373
4.486%, 05/01/2030	500,000	569,594
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	447,888
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	881,449
BP Capital Markets PLC 2.750%, 05/10/2023 (C)	250,000	261,881
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	367,877
Chevron Corp. 2.954%, 05/16/2026	800,000	857,896
ConocoPhillips Company 4.950%, 03/15/2026	300,000	348,118
Devon Energy Corp.
5.000%, 06/15/2045	885,000	967,093
7.875%, 09/30/2031	170,000	227,783
Enbridge, Inc.
3.700%, 07/15/2027	400,000	435,010
4.500%, 06/10/2044	400,000	432,790
Energy Transfer Operating LP
5.500%, 06/01/2027	600,000	691,936
6.125%, 12/15/2045	350,000	402,619
6.500%, 02/01/2042	50,000	59,627
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	638,534
4.850%, 08/15/2042	280,000	321,158
6.875%, 03/01/2033	130,000	173,991
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	762,382
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	768,992
6.375%, 03/01/2041	60,000	76,074
6.500%, 09/01/2039	180,000	233,040
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	448,430
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	535,745
ONEOK Partners LP 6.650%, 10/01/2036	268,000	336,126
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	326,880
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	514,150
6.625%, 06/15/2035	230,000	218,500
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	214,131
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,170,588
6.375%, 12/15/2038	90,000	128,968
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	250,678
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	293,738
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	176,470
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	458,715
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
The Williams Companies, Inc. (continued)
7.875%, 09/01/2021	$190,000	$195,533
Tosco Corp. 8.125%, 02/15/2030	383,000	543,344
Total Capital SA 4.250%, 12/15/2021	60,000	61,670
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	512,617
Valero Energy Corp.
2.850%, 04/15/2025	600,000	627,267
7.500%, 04/15/2032	270,000	363,860
		18,136,368
Financials – 7.3%
American Express Company 2.650%, 12/02/2022	345,000	357,859
American International Group, Inc.
4.125%, 02/15/2024	550,000	601,910
6.250%, 05/01/2036	430,000	577,600
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	1,053,891
Bank of America Corp.
3.300%, 01/11/2023	800,000	840,454
4.450%, 03/03/2026	700,000	786,812
7.750%, 05/14/2038	480,000	736,543
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	401,457
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,830,194
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,408,931
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	550,933
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	581,111
Barclays Bank PLC 1.700%, 05/12/2022	500,000	506,910
Barclays PLC 4.375%, 01/12/2026	500,000	557,441
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	544,335
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	378,141
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,132,118
3.300%, 10/30/2024	1,500,000	1,617,228
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	326,922
Citigroup, Inc.
2.350%, 08/02/2021	500,000	503,514
4.450%, 09/29/2027	500,000	564,293
5.500%, 09/13/2025	400,000	463,629
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	1,004,726
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	582,182
Credit Suisse AG 3.000%, 10/29/2021	750,000	760,485

268

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG
3.750%, 03/26/2025	$250,000	$269,374
4.550%, 04/17/2026	800,000	895,009
Credit Suisse Group Funding Guernsey, Ltd. 3.450%, 04/16/2021	575,000	575,533
Discover Financial Services 5.200%, 04/27/2022	120,000	125,790
European Investment Bank
2.500%, 10/15/2024	1,500,000	1,601,135
3.250%, 01/29/2024	600,000	647,634
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	824,486
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	940,993
HSBC Holdings PLC 6.500%, 09/15/2037	660,000	878,208
HSBC Holdings PLC (2.848% to 6-4-30, then SOFR + 2.387%) 06/04/2031	1,000,000	1,000,095
Inter-American Development Bank
1.750%, 09/14/2022	600,000	613,209
2.000%, 07/23/2026	2,000,000	2,092,214
7.000%, 06/15/2025	325,000	410,211
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	433,438
International Bank for Reconstruction & Development 0.750%, 11/24/2027	1,000,000	956,442
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	761,650
3.375%, 05/01/2023	500,000	529,223
3.875%, 02/01/2024	1,300,000	1,416,056
4.350%, 08/15/2021	710,000	720,537
6.400%, 05/15/2038	125,000	177,233
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	540,660
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	687,277
KfW
2.125%, 01/17/2023	600,000	620,378
2.625%, 02/28/2024	800,000	851,153
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	505,381
Lincoln National Corp. 7.000%, 06/15/2040	150,000	215,634
MetLife, Inc. 4.600%, 05/13/2046	500,000	609,550
Morgan Stanley
3.700%, 10/23/2024	950,000	1,040,021
4.100%, 05/22/2023	750,000	801,997
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,085,744
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	601,557
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	735,419
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	50,359
State Street Corp. 3.100%, 05/15/2023	250,000	263,671
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Stifel Financial Corp. 4.250%, 07/18/2024	$500,000	$553,349
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	606,139
The Allstate Corp. 3.280%, 12/15/2026	500,000	549,687
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	324,745
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	708,513
3.500%, 01/23/2025	750,000	809,363
3.625%, 01/22/2023	500,000	527,209
3.750%, 02/25/2026	500,000	549,281
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	221,839
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	1,080,577
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	502,167
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	344,595
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	64,852
Truist Financial Corp.
1.125%, 08/03/2027	700,000	671,650
2.850%, 10/26/2024	700,000	747,575
U.S. Bancorp 3.000%, 03/15/2022	600,000	614,605
Wells Fargo & Company 3.450%, 02/13/2023	750,000	790,049
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%) 02/11/2031	1,000,000	1,005,415
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	603,913
		55,422,413
Health care – 3.7%
Abbott Laboratories
2.950%, 03/15/2025	300,000	321,148
3.750%, 11/30/2026	283,000	317,656
AbbVie, Inc.
2.900%, 11/06/2022	500,000	518,555
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,837,278
4.400%, 11/06/2042	260,000	302,196
Aetna, Inc. 3.500%, 11/15/2024	200,000	216,000
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	266,439
Allergan Funding SCS 4.750%, 03/15/2045	321,000	345,608
Amgen, Inc.
4.400%, 05/01/2045	260,000	301,014
4.663%, 06/15/2051	659,000	799,184
Anthem, Inc.
4.101%, 03/01/2028	350,000	393,638
4.650%, 08/15/2044	150,000	178,999
AstraZeneca PLC 0.700%, 04/08/2026	500,000	481,565
Baxalta, Inc. 4.000%, 06/23/2025	500,000	554,220
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	308,473
Biogen, Inc. 3.250%, 02/15/2051 (D)	561,000	523,405

269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Boston Scientific Corp. 2.650%, 06/01/2030	$500,000	$504,638
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	515,338
4.550%, 02/20/2048	300,000	365,775
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	547,737
Celgene Corp. 3.875%, 08/15/2025 (C)	283,000	309,369
Cigna Corp. 4.375%, 10/15/2028	500,000	572,034
CVS Health Corp.
3.875%, 07/20/2025	650,000	718,482
4.300%, 03/25/2028	1,000,000	1,135,582
5.050%, 03/25/2048	500,000	613,820
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	67,839	87,945
Eli Lilly & Company 2.250%, 05/15/2050	500,000	422,597
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	406,022
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	659,152
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	549,792
6.375%, 05/15/2038	210,000	307,579
HCA, Inc.
4.500%, 02/15/2027	500,000	560,813
5.500%, 06/15/2047	400,000	497,518
Humana, Inc. 3.850%, 10/01/2024	350,000	382,221
Johnson & Johnson
2.100%, 09/01/2040	500,000	451,757
5.850%, 07/15/2038	285,000	398,369
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	515,226
McKesson Corp. 4.750%, 05/30/2029	500,000	586,738
Medtronic, Inc. 4.375%, 03/15/2035	500,000	601,235
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	906,057
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	539,761
Pfizer, Inc.
2.750%, 06/03/2026	713,000	766,620
4.400%, 05/15/2044	264,000	313,796
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	570,954
4.700%, 03/30/2045	500,000	581,780
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	866,657
Stryker Corp. 4.625%, 03/15/2046	350,000	426,301
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	59,485
4.450%, 12/15/2048	300,000	367,855
5.800%, 03/15/2036	300,000	406,768
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	550,745
Viatris, Inc. 2.700%, 06/22/2030 (D)	500,000	493,741
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	534,107
3.550%, 04/01/2025	500,000	541,734
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Zoetis, Inc. 2.000%, 05/15/2030	$500,000	$481,782
		27,783,260
Industrials – 2.8%
3M Company 3.000%, 08/07/2025	330,000	357,589
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	433,062
Air Lease Corp.
3.125%, 12/01/2030	600,000	598,221
3.625%, 12/01/2027	400,000	420,405
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	242,850	241,850
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	58,449
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	319,496
Carrier Global Corp. 3.577%, 04/05/2050	500,000	490,998
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	539,485
CSX Corp.
3.350%, 11/01/2025	420,000	457,171
3.800%, 04/15/2050	1,000,000	1,061,111
Deere & Company 3.100%, 04/15/2030	500,000	534,784
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	207,177
Emerson Electric Company 2.625%, 12/01/2021	250,000	253,478
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,245,590
FedEx Corp.
3.875%, 08/01/2042	420,000	443,756
4.400%, 01/15/2047	350,000	396,554
General Electric Company
4.500%, 03/11/2044	500,000	556,817
6.750%, 03/15/2032	66,000	88,398
6.875%, 01/10/2039	168,000	236,268
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	493,493
John Deere Capital Corp. 2.050%, 01/09/2025 (C)	500,000	520,143
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	168,493
Kansas City Southern 2.875%, 11/15/2029	500,000	511,162
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	440,110
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	291,656
Northrop Grumman Corp. 3.250%, 01/15/2028	300,000	321,822
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	540,620
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	598,211
6.125%, 07/15/2038	225,000	305,069
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	563,334
Snap-on, Inc. 6.125%, 09/01/2021	310,000	317,136

270

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Southwest Airlines Company 5.250%, 05/04/2025	$1,200,000	$1,365,382
The Boeing Company
2.600%, 10/30/2025 (C)	438,000	445,434
5.805%, 05/01/2050	600,000	755,370
8.750%, 09/15/2031	90,000	130,863
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	266,986
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	673,264
Union Pacific Corp.
3.250%, 08/15/2025	500,000	540,527
3.799%, 10/01/2051	313,000	336,026
4.050%, 11/15/2045	500,000	543,317
4.300%, 03/01/2049	300,000	343,272
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	252,424	256,222
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	434,806
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	666,752
Waste Management, Inc. 4.100%, 03/01/2045	500,000	564,492
		21,334,621
Information technology – 2.5%
Apple, Inc.
2.400%, 05/03/2023	800,000	835,759
2.450%, 08/04/2026	1,060,000	1,116,701
3.250%, 02/23/2026	500,000	546,108
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	523,764
5.100%, 10/01/2035	470,000	599,476
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	827,785
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	931,536
4.300%, 11/15/2032	700,000	762,116
4.700%, 04/15/2025	600,000	676,278
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	113,109
Eaton Corp. 3.103%, 09/15/2027	500,000	538,701
Fiserv, Inc. 2.250%, 06/01/2027	600,000	613,326
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,226,556
4.000%, 06/20/2042	210,000	236,203
5.600%, 11/30/2039	21,000	27,746
Intel Corp. 2.700%, 12/15/2022	690,000	717,778
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,400,462
3.125%, 11/03/2025	438,000	477,398
NXP BV 3.400%, 05/01/2030 (D)	520,000	549,095
Oracle Corp.
2.400%, 09/15/2023	435,000	452,587
2.650%, 07/15/2026	310,000	325,320
2.950%, 05/15/2025	550,000	585,785
4.125%, 05/15/2045	500,000	523,194
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	594,365
2.850%, 10/01/2029	1,000,000	1,041,834
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
QUALCOMM, Inc. 1.650%, 05/20/2032	$566,000	$522,213
Visa, Inc.
2.050%, 04/15/2030	600,000	598,949
3.150%, 12/14/2025	463,000	504,994
4.300%, 12/14/2045	463,000	558,423
Xerox Corp. 6.750%, 12/15/2039	60,000	65,400
		18,492,961
Materials – 1.0%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	505,739
DuPont de Nemours, Inc. 2.169%, 05/01/2023	1,000,000	1,004,222
Eastman Chemical Company 4.650%, 10/15/2044	500,000	579,322
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	520,665
Huntsman International LLC 4.500%, 05/01/2029	500,000	553,593
International Paper Company 5.000%, 09/15/2035	500,000	603,623
Linde, Inc. 2.450%, 02/15/2022	240,000	243,232
Newmont Corp. 4.875%, 03/15/2042	270,000	325,856
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	185,388
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	137,831
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	335,247
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	532,190
5.200%, 11/02/2040	250,000	326,145
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	332,313
The Dow Chemical Company
4.375%, 11/15/2042	590,000	669,587
9.400%, 05/15/2039	130,000	219,842
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	467,390
		7,542,185
Real estate – 0.6%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	200,000	218,490
American Tower Corp. 5.000%, 02/15/2024	500,000	557,907
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	437,573
CubeSmart LP 4.000%, 11/15/2025	200,000	219,417
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	226,234
Duke Realty LP 3.250%, 06/30/2026	200,000	216,188
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	882,807
Service Properties Trust 4.500%, 03/15/2025	200,000	197,625
Simon Property Group LP
3.375%, 06/15/2027	500,000	540,128
3.500%, 09/01/2025	441,500	478,001

271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SL Green Operating Partnership LP 3.250%, 10/15/2022	$500,000	$515,752
		4,490,122
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	425,459
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,061,251
American Water Capital Corp. 4.300%, 09/01/2045	350,000	401,072
Arizona Public Service Company 3.350%, 05/15/2050	500,000	495,480
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	579,600
6.125%, 04/01/2036	436,000	587,816
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	759,340
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	638,832
3.900%, 10/01/2025	242,000	266,186
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	268,321
Duke Energy Corp.
3.750%, 04/15/2024	500,000	539,237
4.800%, 12/15/2045	500,000	574,715
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	649,874
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	555,000
Eversource Energy 4.250%, 04/01/2029	500,000	567,720
Exelon Corp. 3.400%, 04/15/2026	542,000	586,364
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	185,716
Florida Power & Light Company 5.650%, 02/01/2037	290,000	380,894
Georgia Power Company 5.950%, 02/01/2039 (C)	335,000	423,669
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	246,069
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	700,000	684,883
NiSource, Inc. 3.950%, 03/30/2048	400,000	420,521
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	288,234
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	566,101
3.450%, 07/01/2025	30,000	31,748
3.750%, 07/01/2028	30,000	31,781
4.550%, 07/01/2030	227,000	246,204
4.950%, 07/01/2050	227,000	233,287
PacifiCorp 6.000%, 01/15/2039	335,000	450,629
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	263,084
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	532,601
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	266,226
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	255,933
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
2.250%, 06/01/2030	$700,000	$677,670
5.350%, 07/15/2035	130,000	157,408
The Southern Company 3.250%, 07/01/2026	572,000	612,255
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,725
8.875%, 11/15/2038	190,000	326,496
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	429,141
		16,718,542
TOTAL CORPORATE BONDS (Cost $201,326,795)		$214,270,854
MUNICIPAL BONDS – 0.6%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	82,543
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	202,089
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	79,260
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	64,991
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	137,788
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	425,723
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	365,854
State of California, GO
7.300%, 10/01/2039 (C)	400,000	609,833
7.500%, 04/01/2034	80,000	124,187
State of Illinois, GO
5.100%, 06/01/2033	115,000	129,474
7.350%, 07/01/2035	280,000	347,684
State of Texas, GO 5.517%, 04/01/2039	260,000	363,196
State of Utah, GO
3.539%, 07/01/2025	390,000	419,360
4.554%, 07/01/2024	205,000	219,296
State of Washington, GO 5.481%, 08/01/2039	260,000	351,900
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	378,045
University of California 5.770%, 05/15/2043	320,000	432,684
TOTAL MUNICIPAL BONDS (Cost $3,741,518)		$4,733,907
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	158,767
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,138,574
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,196,283

272

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	$488,940	$499,491
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	184,295
Series 2013-CR8, Class AM, 3.812%, 06/10/2046 (D)(E)	630,000	664,844
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,075,315
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,596	682,294
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,093,918
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,146,852
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,260,309
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (E)	400,000	421,837
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	539,409
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	248,182
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	500,000	545,584
		15,855,954
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	756,767
Series K047, Class A2, 3.329%, 05/25/2025 (E)	700,000	765,752
Series K050, Class A2, 3.334%, 08/25/2025 (E)	700,000	767,069
		2,289,588
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,657,447)		$18,145,542
ASSET BACKED SECURITIES – 0.0%
Westlake Automobile Receivables Trust Series 2019-2A, Class A2A 2.570%, 02/15/2023 (D)	94,123	94,345
TOTAL ASSET BACKED SECURITIES (Cost $93,871)		$94,345
COMMON STOCKS – 0.0%
Financials – 0.0%
Noble Finance Company (F)	38	644
TOTAL COMMON STOCKS (Cost $508)		$644
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Noble Holding International, Ltd. (Expiration Date: 2-5-28; Strike Price: $19.27) (F)	154	$905
Noble Holding International, Ltd. (Expiration Date: 2-5-28; Strike Price: $23.13) (F)	154	734
TOTAL WARRANTS (Cost $696)		$1,639
SHORT-TERM INVESTMENTS – 11.7%
Short-term funds – 11.7%
John Hancock Collateral Trust, 0.0470% (G)(H)	421,525	4,217,315
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0359% (G)	83,997,546	83,997,546
TOTAL SHORT-TERM INVESTMENTS (Cost $88,215,075)		$88,214,861
Total Investments (Total Bond Market Trust) (Cost $804,907,818) – 110.1%		$831,853,498
Other assets and liabilities, net – (10.1%)		(76,182,279)
TOTAL NET ASSETS – 100.0%		$755,671,219
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $4,095,542.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 3-31-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 10.4%
Diversified telecommunication services – 1.1%
AT&T, Inc.	134,357	$4,066,986
ATN International, Inc.	316	15,522
Bandwidth, Inc., Class A (A)	499	63,243
Cincinnati Bell, Inc. (A)	1,094	16,793
Cogent Communications Holdings, Inc.	979	67,316
Consolidated Communications Holdings, Inc. (A)	1,652	11,894
Globalstar, Inc. (A)(B)	32,583	43,987

273

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
IDT Corp., Class B (A)	637	$14,434
Iridium Communications, Inc. (A)	2,764	114,015
Lumen Technologies, Inc.	21,754	290,416
Ooma, Inc. (A)	511	8,099
ORBCOMM, Inc. (A)	2,046	15,611
Verizon Communications, Inc.	78,806	4,582,569
Vonage Holdings Corp. (A)	5,098	60,258
		9,371,143
Entertainment – 1.8%
Activision Blizzard, Inc.	15,337	1,426,341
AMC Entertainment Holdings, Inc., Class A (A)(B)	2,313	23,616
Cinemark Holdings, Inc. (A)	2,446	49,923
Electronic Arts, Inc.	5,688	769,985
Gaia, Inc. (A)	509	6,052
Glu Mobile, Inc. (A)	3,150	39,312
Liberty Media Corp.-Liberty Braves, Class A (A)	1,147	32,701
Liberty Media Corp.-Liberty Formula One, Series A (A)	4,894	187,049
Lions Gate Entertainment Corp., Class B (A)	4,693	60,540
Live Nation Entertainment, Inc. (A)	4,462	377,708
Madison Square Garden Entertainment Corp. (A)	499	40,818
Madison Square Garden Sports Corp. (A)	499	89,551
Netflix, Inc. (A)	8,593	4,482,624
Roku, Inc. (A)	2,453	799,114
Sciplay Corp., Class A (A)	2,733	44,220
Take-Two Interactive Software, Inc. (A)	2,340	413,478
The Marcus Corp. (A)	654	13,073
The Walt Disney Company (A)	34,479	6,362,065
Warner Music Group Corp., Class A	9,713	333,447
World Wrestling Entertainment, Inc., Class A	1,652	89,638
Zynga, Inc., Class A (A)	19,797	202,127
		15,843,382
Interactive media and services – 5.6%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class C (A)	12,882	26,648,092
Angi, Inc., Class A (A)	10,603	137,839
CarGurus, Inc. (A)	2,365	56,358
Cars.com, Inc. (A)	1,453	18,831
Eventbrite, Inc., Class A (A)	1,808	40,065
EverQuote, Inc., Class A (A)	566	20,540
Facebook, Inc., Class A (A)	54,243	15,976,191
IAC/InterActiveCorp (A)	1,764	381,571
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	8,741
Match Group, Inc. (A)	5,225	717,811
Pinterest, Inc., Class A (A)	11,654	862,746
QuinStreet, Inc. (A)	1,130	22,939
Snap, Inc., Class A (A)	23,773	1,243,090
TripAdvisor, Inc. (A)	2,658	142,974
TrueCar, Inc. (A)	2,492	11,924
Twitter, Inc. (A)	15,790	1,004,718
Yelp, Inc. (A)	1,481	57,759
Zillow Group, Inc., Class C (A)	4,332	561,600
ZoomInfo Technologies, Inc., Class A (A)	6,538	319,708
		48,233,565
Media – 1.5%
Altice USA, Inc., Class A (A)	11,714	381,056
AMC Networks, Inc., Class A (A)	962	51,140
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Boston Omaha Corp., Class A (A)	528	$15,608
Cable One, Inc.	114	208,433
Cardlytics, Inc. (A)	535	58,690
Charter Communications, Inc., Class A (A)	3,754	2,316,293
Clear Channel Outdoor Holdings, Inc. (A)	8,922	16,060
Comcast Corp., Class A	87,274	4,722,396
Discovery, Inc., Series A (A)(B)	9,820	426,777
DISH Network Corp., Class A (A)	10,292	372,570
Emerald Holding, Inc. (A)	1,734	9,572
Entercom Communications Corp., Class A (A)	3,101	16,280
Entravision Communications Corp., Class A	2,355	9,514
Fox Corp., Class A	11,724	423,354
Gannett Company, Inc. (A)	2,798	15,053
Gray Television, Inc.	2,122	39,045
Hemisphere Media Group, Inc. (A)	614	7,153
John Wiley & Sons, Inc., Class A	1,199	64,986
Liberty Broadband Corp., Series A (A)	4,584	665,368
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	6,619	291,766
Loral Space & Communications, Inc.	501	18,873
Meredith Corp. (A)	965	28,738
MSG Networks, Inc., Class A (A)	310	4,662
National CineMedia, Inc.	1,758	8,122
News Corp., Class A	12,364	314,417
Nexstar Media Group, Inc., Class A	965	135,515
Omnicom Group, Inc.	4,108	304,608
Saga Communications, Inc., Class A (A)	170	3,715
Scholastic Corp.	780	23,486
Sinclair Broadcast Group, Inc., Class A	1,912	55,945
Sirius XM Holdings, Inc. (B)	87,656	533,825
TechTarget, Inc. (A)	625	43,406
TEGNA, Inc.	4,077	76,770
The EW Scripps Company, Class A	1,766	34,031
The Interpublic Group of Companies, Inc.	7,904	230,797
The New York Times Company, Class A	3,494	176,866
Tremor International, Ltd. (A)	81	781
ViacomCBS, Inc., Class B	11,857	534,751
WideOpenWest, Inc. (A)	1,455	19,773
		12,660,195
Wireless telecommunication services – 0.4%
Boingo Wireless, Inc. (A)	989	13,915
Gogo, Inc. (A)(B)	2,008	19,397
Shenandoah Telecommunications Company	1,051	51,299
Spok Holdings, Inc.	499	5,235
Telephone & Data Systems, Inc.	2,451	56,275
T-Mobile US, Inc. (A)	24,103	3,019,865
United States Cellular Corp. (A)	1,839	67,087
		3,233,073
		89,341,358
Consumer discretionary – 12.8%
Auto components – 0.2%
American Axle & Manufacturing Holdings, Inc. (A)	2,288	22,102
Autoliv, Inc. (A)	1,746	162,029
BorgWarner, Inc.	4,199	194,666
Cooper Tire & Rubber Company	1,062	59,451
Dana, Inc.	3,021	73,501
Dorman Products, Inc. (A)	683	70,103

274

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Fox Factory Holding Corp. (A)	808	$102,664
Gentex Corp.	3,814	136,045
Gentherm, Inc. (A)	714	52,915
LCI Industries	524	69,315
Lear Corp.	1,130	204,813
Modine Manufacturing Company (A)	1,173	17,325
Motorcar Parts of America, Inc. (A)	476	10,710
Patrick Industries, Inc.	506	43,010
Standard Motor Products, Inc.	472	19,626
Stoneridge, Inc. (A)	619	19,690
Tenneco, Inc., Class A (A)	1,001	10,731
The Goodyear Tire & Rubber Company (A)	4,895	86,005
Veoneer, Inc. (A)(B)	2,448	59,927
Visteon Corp. (A)	596	72,682
		1,487,310
Automobiles – 1.7%
Ford Motor Company (A)	77,934	954,692
General Motors Company (A)	27,025	1,552,857
Harley-Davidson, Inc.	3,212	128,801
Tesla, Inc. (A)	18,052	12,057,472
Thor Industries, Inc.	1,156	155,759
Winnebago Industries, Inc.	650	49,862
		14,899,443
Distributors – 0.1%
Core-Mark Holding Company, Inc.	969	37,491
Funko, Inc., Class A (A)	1,079	21,235
Genuine Parts Company	2,698	311,862
Greenlane Holdings, Inc., Class A (A)	2,197	11,655
LKQ Corp. (A)	6,122	259,144
Pool Corp.	830	286,549
Weyco Group, Inc.	262	5,667
		933,603
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	976	38,591
American Public Education, Inc. (A)	372	13,254
Bright Horizons Family Solutions, Inc. (A)	1,178	201,968
Carriage Services, Inc.	454	15,976
Chegg, Inc. (A)	2,536	217,234
frontdoor, Inc. (A)	1,734	93,203
Graham Holdings Company, Class B	77	43,308
Grand Canyon Education, Inc. (A)	935	100,139
H&R Block, Inc.	3,912	85,282
Houghton Mifflin Harcourt Company (A)	2,879	21,938
ITT Educational Services, Inc. (A)	608	3
Laureate Education, Inc., Class A (A)	4,397	59,755
Perdoceo Education Corp. (A)	1,522	18,203
Regis Corp. (A)	845	10,613
Select Interior Concepts, Inc., Class A (A)	642	4,622
Service Corp. International	3,677	187,711
Strategic Education, Inc.	459	42,187
Stride, Inc. (A)	857	25,804
Terminix Global Holdings, Inc. (A)	2,733	130,282
WW International, Inc. (A)	1,417	44,324
		1,354,397
Hotels, restaurants and leisure – 2.1%
Airbnb, Inc., Class A (A)	11,378	2,138,381
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,209	196,796
Bally's Corp. (A)	719	46,721
Biglari Holdings, Inc., Class B (A)	58	7,700
BJ's Restaurants, Inc. (A)	418	24,277
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Bloomin' Brands, Inc. (A)	1,832	$49,556
Bluegreen Vacations Corp.	1,663	17,927
Bluegreen Vacations Holding Corp. (A)	434	8,046
Boyd Gaming Corp. (A)	2,333	137,554
Brinker International, Inc. (A)	773	54,929
Caesars Entertainment, Inc. (A)	3,382	295,756
Carnival Corp. (A)	17,758	471,297
Carrols Restaurant Group, Inc. (A)	1,021	6,111
Cedar Fair LP (A)	1,175	58,374
Century Casinos, Inc. (A)	691	7,097
Chipotle Mexican Grill, Inc. (A)	557	791,397
Choice Hotels International, Inc.	1,159	124,349
Churchill Downs, Inc.	817	185,802
Chuy's Holdings, Inc. (A)	395	17,506
Cracker Barrel Old Country Store, Inc.	497	85,921
Darden Restaurants, Inc.	2,554	362,668
Dave & Buster's Entertainment, Inc. (A)	654	31,327
Denny's Corp. (A)	1,245	22,547
Dine Brands Global, Inc. (A)	348	31,330
Domino's Pizza, Inc.	785	288,715
Drive Shack, Inc. (A)	1,927	6,186
El Pollo Loco Holdings, Inc. (A)	824	13,283
Everi Holdings, Inc. (A)	1,749	24,678
Extended Stay America, Inc.	3,946	77,934
Fiesta Restaurant Group, Inc. (A)	709	8,926
Golden Entertainment, Inc. (A)	617	15,585
Hilton Grand Vacations, Inc. (A)	1,803	67,594
Hilton Worldwide Holdings, Inc. (A)	5,356	647,648
Hyatt Hotels Corp., Class A (A)	1,966	162,588
Jack in the Box, Inc.	490	53,792
Las Vegas Sands Corp. (A)	14,455	878,286
Marriott International, Inc., Class A (A)	6,428	952,051
Marriott Vacations Worldwide Corp. (A)	878	152,930
McDonald's Corp.	14,190	3,180,547
MGM Resorts International	10,310	391,677
Monarch Casino & Resort, Inc. (A)	382	23,157
Nathan's Famous, Inc.	100	6,309
Noodles & Company (A)	1,045	10,816
Norwegian Cruise Line Holdings, Ltd. (A)(B)	4,439	122,472
Papa John's International, Inc.	670	59,389
Penn National Gaming, Inc. (A)	2,783	291,770
Planet Fitness, Inc., Class A (A)	1,884	145,633
PlayAGS, Inc. (A)	812	6,561
RCI Hospitality Holdings, Inc.	238	15,134
Red Robin Gourmet Burgers, Inc. (A)	308	12,286
Red Rock Resorts, Inc., Class A (A)	2,475	80,660
Restaurant Brands International LP	82	5,300
Royal Caribbean Cruises, Ltd. (A)	4,371	374,201
Ruth's Hospitality Group, Inc. (A)	679	16,860
Scientific Games Corp. (A)	1,986	76,501
SeaWorld Entertainment, Inc. (A)	1,657	82,303
Shake Shack, Inc., Class A (A)	792	89,314
Six Flags Entertainment Corp. (A)	1,773	82,391
Starbucks Corp.	22,865	2,498,459
Texas Roadhouse, Inc. (A)	1,455	139,593
The Cheesecake Factory, Inc. (A)	940	54,999
The Wendy's Company	4,661	94,432
Travel + Leisure Company	1,894	115,837
Vail Resorts, Inc. (A)	827	241,203
Wingstop, Inc.	618	78,591
Wyndham Hotels & Resorts, Inc.	1,985	138,513
Wynn Resorts, Ltd. (A)	2,242	281,080
Yum! Brands, Inc.	5,863	634,259
		17,873,841

275

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables – 0.5%
Bassett Furniture Industries, Inc.	298	$7,232
Beazer Homes USA, Inc. (A)	757	15,836
Cavco Industries, Inc. (A)	196	44,220
Century Communities, Inc. (A)	679	40,957
D.R. Horton, Inc.	7,205	642,110
Ethan Allen Interiors, Inc.	592	16,345
Flexsteel Industries, Inc.	230	8,016
GoPro, Inc., Class A (A)	3,474	40,437
Green Brick Partners, Inc. (A)	1,182	26,808
Hamilton Beach Brands Holding Company, Class A	354	6,418
Hamilton Beach Brands Holding Company, Class B	241	4,369
Helen of Troy, Ltd. (A)	524	110,386
Hooker Furniture Corp.	271	9,881
Hovnanian Enterprises, Inc., Class A (A)	148	15,650
Installed Building Products, Inc.	636	70,520
iRobot Corp. (A)	605	73,919
KB Home	1,848	85,987
La-Z-Boy, Inc.	986	41,885
Legacy Housing Corp. (A)	580	10,283
Leggett & Platt, Inc.	2,764	126,177
Lennar Corp., A Shares	6,160	623,577
M/I Homes, Inc. (A)	609	35,974
MDC Holdings, Inc.	1,420	84,348
Meritage Homes Corp. (A)	797	73,260
Mohawk Industries, Inc. (A)	1,396	268,465
Newell Brands, Inc.	8,877	237,726
NVR, Inc. (A)	60	282,656
PulteGroup, Inc.	5,280	276,883
Purple Innovation, Inc. (A)	922	29,181
Skyline Champion Corp. (A)	1,218	55,127
Sonos, Inc. (A)	2,332	87,380
Taylor Morrison Home Corp. (A)	2,853	87,901
Tempur Sealy International, Inc.	4,536	165,836
The Lovesac Company (A)	354	20,036
Toll Brothers, Inc.	2,604	147,725
TopBuild Corp. (A)	712	149,114
Tri Pointe Homes, Inc. (A)	2,795	56,906
Tupperware Brands Corp. (A)	1,115	29,447
Universal Electronics, Inc. (A)	312	17,151
VOXX International Corp. (A)	1,072	20,432
Whirlpool Corp.	1,252	275,878
		4,422,439
Internet and direct marketing retail – 4.2%
1-800-Flowers.com, Inc., Class A (A)	1,394	38,488
Amazon.com, Inc. (A)	9,555	29,563,934
Booking Holdings, Inc. (A)	796	1,854,553
Chewy, Inc., Class A (A)	8,153	690,641
ContextLogic, Inc., Class A (A)(B)	11,179	176,628
DoorDash, Inc., Class A (A)(B)	6,049	793,205
Duluth Holdings, Inc., Class B (A)	700	11,858
eBay, Inc.	13,748	841,928
Etsy, Inc. (A)	2,431	490,260
Expedia Group, Inc. (A)	2,976	512,229
Groupon, Inc. (A)	624	31,540
GrubHub, Inc. (A)	1,918	115,080
Lands' End, Inc. (A)	743	18,434
Liquidity Services, Inc. (A)	965	17,930
Magnite, Inc. (A)	1,986	82,637
Overstock.com, Inc. (A)	772	51,153
PetMed Express, Inc.	456	16,040
Quotient Technology, Inc. (A)	1,851	30,245
Qurate Retail, Inc., Series A	8,670	101,959
Revolve Group, Inc. (A)	1,471	66,092
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Shutterstock, Inc.	747	$66,513
Stamps.com, Inc. (A)	358	71,425
Stitch Fix, Inc., Class A (A)	2,150	106,511
The RealReal, Inc. (A)	1,823	41,254
Wayfair, Inc., Class A (A)	1,927	606,523
		36,397,060
Leisure products – 0.2%
Acushnet Holdings Corp.	1,579	65,260
American Outdoor Brands, Inc. (A)	307	7,736
Brunswick Corp.	1,697	161,843
Callaway Golf Company	1,981	52,992
Clarus Corp.	526	8,968
Escalade, Inc.	418	8,740
Hasbro, Inc.	2,763	265,580
Johnson Outdoors, Inc., Class A	217	30,977
Malibu Boats, Inc., Class A (A)	437	34,820
Marine Products Corp.	742	12,072
MasterCraft Boat Holdings, Inc. (A)	441	11,726
Mattel, Inc. (A)	7,297	145,356
Nautilus, Inc. (A)	464	7,257
Peloton Interactive, Inc., Class A (A)	5,729	644,169
Polaris, Inc.	1,274	170,079
Smith & Wesson Brands, Inc.	1,231	21,481
Sturm Ruger & Company, Inc.	342	22,596
Vista Outdoor, Inc. (A)	1,284	41,178
YETI Holdings, Inc. (A)	1,811	130,772
		1,843,602
Multiline retail – 0.5%
Big Lots, Inc.	827	56,484
Dillard's, Inc., Class A	529	51,086
Dollar General Corp.	4,650	942,183
Dollar Tree, Inc. (A)	4,670	534,528
Kohl's Corp.	3,271	194,984
Macy's, Inc. (A)	6,460	104,587
Nordstrom, Inc. (A)	3,244	122,850
Ollie's Bargain Outlet Holdings, Inc. (A)	1,336	116,232
Target Corp.	9,655	1,912,366
		4,035,300
Specialty retail – 2.4%
Abercrombie & Fitch Company, Class A (A)	1,358	46,593
Advance Auto Parts, Inc.	1,368	251,014
American Eagle Outfitters, Inc.	3,537	103,422
America's Car-Mart, Inc. (A)	119	18,132
Asbury Automotive Group, Inc. (A)	403	79,190
At Home Group, Inc. (A)	1,302	37,367
AutoNation, Inc. (A)	1,757	163,788
AutoZone, Inc. (A)	418	586,997
Barnes & Noble Education, Inc. (A)	1,248	10,159
Bed Bath & Beyond, Inc. (A)	2,718	79,230
Best Buy Company, Inc.	5,146	590,812
Blink Charging Company (A)(B)	339	13,933
Boot Barn Holdings, Inc. (A)	611	38,071
Burlington Stores, Inc. (A)	1,317	393,520
Caleres, Inc.	889	19,380
Camping World Holdings, Inc., Class A	1,893	68,867
CarMax, Inc. (A)	3,282	435,390
Carvana Company (A)	3,287	862,509
Chico's FAS, Inc. (A)	2,691	8,907
Citi Trends, Inc. (A)	286	23,961
Conn's, Inc. (A)	510	9,920
Designer Brands, Inc., Class A (A)	1,564	27,214
Dick's Sporting Goods, Inc.	1,834	139,659
Five Below, Inc. (A)	1,162	221,698

276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Floor & Decor Holdings, Inc., Class A (A)	2,115	$201,940
Foot Locker, Inc.	2,128	119,700
GameStop Corp., Class A (A)(B)	1,509	286,438
Genesco, Inc. (A)	319	15,153
Group 1 Automotive, Inc.	389	61,380
Guess?, Inc.	1,387	32,595
Haverty Furniture Companies, Inc.	468	17,405
Hibbett Sports, Inc. (A)	399	27,487
L Brands, Inc. (A)	5,734	354,705
Lithia Motors, Inc., Class A	485	189,194
Lowe's Companies, Inc.	14,240	2,708,163
Lumber Liquidators Holdings, Inc. (A)	701	17,609
MarineMax, Inc. (A)	503	24,828
Monro, Inc.	705	46,389
Murphy USA, Inc.	595	86,013
National Vision Holdings, Inc. (A)	1,673	73,328
O'Reilly Automotive, Inc. (A)	1,354	686,817
Party City Holdco, Inc. (A)	1,740	10,092
Penske Automotive Group, Inc.	1,591	127,662
Rent-A-Center, Inc.	1,196	68,961
RH (A)	398	237,447
Ross Stores, Inc.	6,987	837,811
Sally Beauty Holdings, Inc. (A)	2,432	48,956
Shoe Carnival, Inc.	302	18,688
Signet Jewelers, Ltd. (A)	1,125	65,228
Sleep Number Corp. (A)	608	87,242
Sonic Automotive, Inc., Class A	881	43,671
Sportsman's Warehouse Holdings, Inc. (A)	611	10,534
The Aaron's Company, Inc.	707	18,156
The Buckle, Inc.	978	38,416
The Cato Corp., Class A (A)	560	6,720
The Children's Place, Inc. (A)	330	23,001
The Container Store Group, Inc. (A)	658	10,949
The Gap, Inc.	7,796	232,165
The Home Depot, Inc.	20,493	6,255,488
The Michaels Companies, Inc. (A)	2,772	60,818
The ODP Corp. (A)	1,563	67,662
The TJX Companies, Inc.	23,243	1,537,524
Tilly's, Inc., Class A (A)	701	7,935
Tractor Supply Company	2,342	414,721
Ulta Beauty, Inc. (A)	1,133	350,290
Urban Outfitters, Inc. (A)	2,057	76,500
Vroom, Inc. (A)	1,684	65,659
Williams-Sonoma, Inc.	1,581	283,315
Winmark Corp.	75	13,982
Zumiez, Inc. (A)	551	23,638
		20,222,108
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc. (A)	807	71,767
Columbia Sportswear Company	1,104	116,616
Crocs, Inc. (A)	1,447	116,411
Culp, Inc.	350	5,387
Deckers Outdoor Corp. (A)	528	174,462
Fossil Group, Inc. (A)	1,160	14,384
G-III Apparel Group, Ltd. (A)	1,025	30,894
Hanesbrands, Inc.	6,891	135,546
Kontoor Brands, Inc.	1,195	57,993
Levi Strauss & Company, Class A	7,699	184,083
Movado Group, Inc.	510	14,510
NIKE, Inc., Class B	29,397	3,906,567
Oxford Industries, Inc.	352	30,772
PVH Corp. (A)	1,528	161,510
Ralph Lauren Corp. (A)	1,384	170,453
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Rocky Brands, Inc.	193	$10,434
Skechers USA, Inc., Class A (A)	3,142	131,053
Steven Madden, Ltd.	1,594	59,392
Superior Group of Companies, Inc.	407	10,346
Tapestry, Inc. (A)	5,678	233,990
Under Armour, Inc., Class A (A)	9,445	209,301
Unifi, Inc. (A)	438	12,071
Vera Bradley, Inc. (A)	773	7,807
VF Corp.	7,352	587,572
Wolverine World Wide, Inc.	1,702	65,221
		6,518,542
		109,987,645
Consumer staples – 6.1%
Beverages – 1.4%
Brown-Forman Corp., Class B	8,649	596,522
Celsius Holdings, Inc. (A)	1,510	72,556
Coca-Cola Consolidated, Inc.	196	56,601
Constellation Brands, Inc., Class A	3,612	823,536
Keurig Dr. Pepper, Inc.	28,131	966,862
MGP Ingredients, Inc.	345	20,407
Molson Coors Beverage Company, Class B (A)	3,946	201,838
Monster Beverage Corp. (A)	10,527	958,904
National Beverage Corp.	1,990	97,331
NewAge, Inc. (A)	1,610	4,605
PepsiCo, Inc.	25,599	3,620,979
Primo Water Corp.	546	8,878
The Boston Beer Company, Inc., Class A (A)	251	302,776
The Coca-Cola Company	82,080	4,326,437
		12,058,232
Food and staples retailing – 1.6%
Albertsons Companies, Inc., Class A (B)	9,001	171,649
BJ's Wholesale Club Holdings, Inc. (A)	2,868	128,658
Casey's General Stores, Inc.	729	157,603
Costco Wholesale Corp.	8,334	2,937,568
Grocery Outlet Holding Corp. (A)	1,883	69,464
HF Foods Group, Inc. (A)	1,021	7,372
Ingles Markets, Inc., Class A	443	27,311
Natural Grocers by Vitamin Cottage, Inc.	601	10,548
Performance Food Group Company (A)	2,332	134,347
PriceSmart, Inc.	644	62,307
Rite Aid Corp. (A)	1,197	24,491
SpartanNash Company	869	17,058
Sprouts Farmers Market, Inc. (A)	2,519	67,056
Sysco Corp.	10,201	803,227
The Andersons, Inc.	755	20,672
The Chefs' Warehouse, Inc. (A)	665	20,256
The Kroger Company	15,010	540,210
U.S. Foods Holding Corp. (A)	4,564	173,980
United Natural Foods, Inc. (A)	1,210	39,857
Village Super Market, Inc., Class A	374	8,815
Walgreens Boots Alliance, Inc.	16,468	904,093
Walmart, Inc.	53,765	7,302,900
Weis Markets, Inc.	558	31,538
		13,660,980
Food products – 1.1%
Alico, Inc.	195	5,823
Archer-Daniels-Midland Company	10,328	588,696
B&G Foods, Inc. (B)	1,345	41,776
Beyond Meat, Inc. (A)	1,287	167,464
Bunge, Ltd.	2,950	233,847
Calavo Growers, Inc.	372	28,882
Cal-Maine Foods, Inc. (A)	948	36,422

277

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Campbell Soup Company	5,980	$300,615
Conagra Brands, Inc.	9,853	370,473
Darling Ingredients, Inc. (A)	3,439	253,042
Flowers Foods, Inc.	4,259	101,364
Fresh Del Monte Produce, Inc.	1,036	29,661
Freshpet, Inc. (A)	763	121,172
General Mills, Inc.	11,484	704,199
Hormel Foods Corp.	9,225	440,771
Hostess Brands, Inc. (A)	2,739	39,277
Ingredion, Inc.	1,127	101,340
J&J Snack Foods Corp.	393	61,713
John B. Sanfilippo & Son, Inc.	247	22,321
Kellogg Company	6,139	388,599
Lamb Weston Holdings, Inc.	3,004	232,750
Lancaster Colony Corp.	539	94,519
Landec Corp. (A)	729	7,727
Limoneira Company	402	7,035
McCormick & Company, Inc.	5,312	473,618
Mondelez International, Inc., Class A	26,170	1,531,730
Pilgrim's Pride Corp. (A)	4,994	118,807
Post Holdings, Inc. (A)	1,454	153,717
Sanderson Farms, Inc.	465	72,438
Seaboard Corp.	21	77,490
Seneca Foods Corp., Class A (A)	231	10,878
The Hain Celestial Group, Inc. (A)	2,206	96,182
The Hershey Company	3,786	598,794
The J.M. Smucker Company	1,442	182,456
The Kraft Heinz Company	24,401	976,040
The Simply Good Foods Company (A)	1,921	58,437
Tootsie Roll Industries, Inc.	1,303	43,167
TreeHouse Foods, Inc. (A)	1,183	61,800
Tyson Foods, Inc., Class A	6,901	512,744
		9,347,786
Household products – 1.2%
Central Garden & Pet Company, Class A (A)	1,200	62,268
Church & Dwight Company, Inc.	4,989	435,789
Colgate-Palmolive Company	16,216	1,278,307
Energizer Holdings, Inc.	1,450	68,817
Kimberly-Clark Corp.	6,293	875,042
Oil-Dri Corp. of America	183	6,303
Reynolds Consumer Products, Inc.	1,546	46,040
Spectrum Brands Holdings, Inc.	998	84,830
The Clorox Company	2,410	464,841
The Procter & Gamble Company	46,853	6,345,302
WD-40 Company	246	75,320
		9,742,859
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	593	14,001
Coty, Inc., Class A (A)	15,881	143,088
Edgewell Personal Care Company	1,170	46,332
elf Beauty, Inc. (A)	1,098	29,459
Herbalife Nutrition, Ltd. (A)	2,962	131,394
Inter Parfums, Inc.	645	45,750
Medifast, Inc.	247	52,320
Nature's Sunshine Products, Inc.	585	11,677
Nu Skin Enterprises, Inc., Class A	1,184	62,622
Revlon, Inc., Class A (A)	1,150	14,180
The Estee Lauder Companies, Inc., Class A	7,140	2,076,669
USANA Health Sciences, Inc. (A)	464	45,286
Veru, Inc. (A)	1,088	11,723
		2,684,501
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,359	$11,051
Altria Group, Inc.	35,504	1,816,385
Philip Morris International, Inc.	29,767	2,641,524
Turning Point Brands, Inc.	443	23,111
Universal Corp.	441	26,015
Vector Group, Ltd.	3,163	44,124
		4,562,210
		52,056,568
Energy – 2.9%
Energy equipment and services – 0.2%
Archrock, Inc.	3,041	28,859
Aspen Aerogels, Inc. (A)	761	15,479
Baker Hughes Company	20,943	452,578
Bristow Group, Inc. (A)	201	5,202
Cactus, Inc., Class A	1,614	49,421
ChampionX Corp. (A)	1,683	36,572
DMC Global, Inc. (A)	314	17,038
Dril-Quip, Inc. (A)	785	26,086
Exterran Corp. (A)	904	3,037
Halliburton Company	18,088	388,168
Helix Energy Solutions Group, Inc. (A)	3,143	15,872
Helmerich & Payne, Inc.	2,298	61,954
Liberty Oilfield Services, Inc., Class A (A)	2,453	27,694
Nabors Industries, Ltd. (A)	193	18,036
National Energy Services Reunited Corp. (A)	1,682	20,806
Newpark Resources, Inc. (A)	2,201	6,911
NexTier Oilfield Solutions, Inc. (A)	4,501	16,744
NOV, Inc. (A)	8,165	112,024
Oceaneering International, Inc. (A)	2,236	25,535
Oil States International, Inc. (A)	1,360	8,201
Patterson-UTI Energy, Inc.	4,413	31,465
ProPetro Holding Corp. (A)	1,939	20,670
RPC, Inc. (A)	4,420	23,868
Schlumberger NV	28,847	784,350
Select Energy Services, Inc., Class A (A)	2,472	12,311
Solaris Oilfield Infrastructure, Inc., Class A	1,111	13,632
Tidewater, Inc. (A)	820	10,275
USA Compression Partners LP	2,120	32,457
		2,265,245
Oil, gas and consumable fuels – 2.7%
Alliance Resource Partners LP (A)	2,793	16,199
Antero Midstream Corp.	10,691	96,540
Antero Resources Corp. (A)	6,209	63,332
APA Corp.	7,916	141,696
Arch Resources, Inc. (A)	237	9,859
Black Stone Minerals LP	4,760	41,507
BP Midstream Partners LP	1,216	15,395
Brigham Minerals, Inc., Class A	1,168	17,100
Cabot Oil & Gas Corp.	7,811	146,691
Callon Petroleum Company (A)	748	28,835
Calumet Specialty Products Partners LP (A)	1,998	12,188
Centennial Resource Development, Inc., Class A (A)	5,329	22,382
Cheniere Energy, Inc. (A)	5,111	368,043
Chevron Corp.	36,737	3,849,670
Cimarex Energy Company	2,170	128,876
Clean Energy Fuels Corp. (A)	4,677	64,262
CNX Resources Corp. (A)	4,966	73,000
Comstock Resources, Inc. (A)	3,787	20,980
ConocoPhillips	27,378	1,450,213

278

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CONSOL Energy, Inc. (A)	813	$7,902
Contango Oil & Gas Company (A)	2,538	9,898
Continental Resources, Inc. (A)	7,747	200,415
Crestwood Equity Partners LP	1,581	44,142
CrossAmerica Partners LP	693	12,876
DCP Midstream LP	3,986	86,337
Delek Logistics Partners LP	486	17,491
Delek US Holdings, Inc.	1,558	33,933
Devon Energy Corp.	12,660	276,621
Diamond S Shipping, Inc. (A)	946	9,488
Diamondback Energy, Inc.	3,607	265,078
Dorchester Minerals LP	821	11,215
Dorian LPG, Ltd. (A)	943	12,382
Enable Midstream Partners LP	9,301	60,270
Energy Transfer LP	53,776	413,000
EnLink Midstream LLC (A)	10,548	45,251
Enterprise Products Partners LP	42,283	931,072
Enviva Partners LP	728	35,184
EOG Resources, Inc.	11,704	848,891
EQT Corp. (A)	5,432	100,927
Equitrans Midstream Corp. (B)	9,307	75,945
Exxon Mobil Corp.	80,524	4,495,655
Genesis Energy LP	2,697	25,190
Global Partners LP	828	17,686
Green Plains Partners LP	503	6,197
Green Plains, Inc. (A)	849	22,982
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	6,386	451,873
Hess Midstream LP, Class A	701	15,716
Holly Energy Partners LP	2,024	38,679
HollyFrontier Corp.	3,388	121,223
Kimbell Royalty Partners LP	1,094	11,093
Kinder Morgan, Inc.	42,809	712,770
Laredo Petroleum, Inc. (A)	213	6,403
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	3,272	141,874
Magnolia Oil & Gas Corp., Class A (A)	5,625	64,575
Marathon Oil Corp.	16,893	180,417
Marathon Petroleum Corp.	13,376	715,482
Matador Resources Company	2,421	56,772
MPLX LP	21,676	555,556
Murphy Oil Corp.	2,339	38,383
NACCO Industries, Inc., Class A	187	4,666
Natural Resource Partners LP	290	4,678
New Fortress Energy, Inc.	3,618	166,102
Noble Midstream Partners LP	1,668	24,186
Northern Oil and Gas, Inc. (A)	765	9,241
NuStar Energy LP	2,314	39,546
Oasis Midstream Partners LP	640	14,310
Occidental Petroleum Corp.	18,678	497,208
ONEOK, Inc.	8,642	437,804
Ovintiv, Inc.	2,983	71,055
PBF Energy, Inc., Class A (A)	2,549	36,068
PBF Logistics LP	1,384	20,372
PDC Energy, Inc. (A)	2,080	71,552
Peabody Energy Corp. (A)	2,003	6,129
Phillips 66	8,716	710,703
Phillips 66 Partners LP	4,581	145,080
Pioneer Natural Resources Company	4,258	676,256
Plains All American Pipeline LP	15,228	138,575
Plains GP Holdings LP, Class A (A)	3,615	33,981
Range Resources Corp. (A)	5,163	53,334
Rattler Midstream LP	2,920	31,040
Renewable Energy Group, Inc. (A)	765	50,521
REX American Resources Corp. (A)	157	13,215
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SFL Corp., Ltd.	2,278	$18,270
Shell Midstream Partners LP	4,939	65,886
SM Energy Company	2,203	36,063
Southwestern Energy Company (A)	11,510	53,522
Sprague Resources LP	617	13,506
Sunoco LP	2,114	67,310
Talos Energy, Inc. (A)	1,089	13,112
Targa Resources Corp.	4,895	155,416
TC Energy Corp.	924	42,273
Teekay Corp. (A)	2,383	7,626
Tellurian, Inc. (A)	5,218	12,210
The Williams Companies, Inc.	24,287	575,359
Uranium Energy Corp. (A)	5,616	16,062
Valero Energy Corp.	8,112	580,819
Viper Energy Partners LP	3,095	45,063
W&T Offshore, Inc. (A)	3,249	11,664
Western Midstream Partners LP	9,432	175,341
World Fuel Services Corp.	1,250	44,000
		22,932,861
		25,198,106
Financials – 11.5%
Banks – 4.4%
1st Source Corp.	559	26,597
Allegiance Bancshares, Inc.	511	20,716
Altabancorp	486	20,431
Amerant Bancorp, Inc. (A)	977	18,143
American National Bankshares, Inc.	218	7,209
Ameris Bancorp	1,477	77,557
Ames National Corp.	260	6,651
Arrow Financial Corp.	430	14,323
Associated Banc-Corp.	3,340	71,276
Atlantic Union Bankshares Corp.	1,721	66,018
Banc of California, Inc.	1,198	21,660
BancFirst Corp.	701	49,554
BancorpSouth Bank	2,204	71,586
Bank of America Corp.	166,618	6,446,450
Bank of Hawaii Corp.	693	62,017
Bank of Marin Bancorp	328	12,844
Bank OZK	2,740	111,929
BankFinancial Corp.	481	4,964
BankUnited, Inc.	1,987	87,329
Bankwell Financial Group, Inc.	211	5,686
Banner Corp.	760	40,531
Bar Harbor Bankshares	435	12,798
BayCom Corp. (A)	336	6,055
BCB Bancorp, Inc.	577	7,963
Berkshire Hills Bancorp, Inc.	1,082	24,150
BOK Financial Corp.	1,468	131,122
Boston Private Financial Holdings, Inc.	1,849	24,629
Brookline Bancorp, Inc.	1,813	27,195
Bryn Mawr Bank Corp.	470	21,390
Business First Bancshares, Inc.	293	7,011
Byline Bancorp, Inc.	825	17,449
Cadence BanCorp	2,753	57,070
Cambridge Bancorp	93	7,842
Camden National Corp.	400	19,144
Capital City Bank Group, Inc.	465	12,099
Capstar Financial Holdings, Inc.	374	6,452
Cathay General Bancorp	1,283	52,321
CBTX, Inc.	597	18,340
Central Pacific Financial Corp.	579	15,448
Central Valley Community Bancorp	357	6,572
Century Bancorp, Inc., Class A	144	13,437
Chemung Financial Corp.	161	6,733
CIT Group, Inc.	1,914	98,590

279

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	40,096	$2,916,984
Citizens & Northern Corp.	324	7,705
Citizens Financial Group, Inc.	8,612	380,220
City Holding Company	404	33,039
Civista Bancshares, Inc.	342	7,845
CNB Financial Corp.	426	10,484
Codorus Valley Bancorp, Inc.	267	4,915
Columbia Banking System, Inc.	1,531	65,971
Comerica, Inc.	2,948	211,490
Commerce Bancshares, Inc.	1,493	114,379
Community Bank System, Inc.	1,081	82,934
Community Trust Bancorp, Inc.	310	13,649
ConnectOne Bancorp, Inc.	882	22,359
County Bancorp, Inc.	219	5,249
Cullen/Frost Bankers, Inc.	1,225	133,231
Customers Bancorp, Inc. (A)	739	23,515
CVB Financial Corp.	2,734	60,394
Dime Community Bancshares, Inc.	925	27,880
Eagle Bancorp, Inc.	547	29,106
East West Bancorp, Inc.	2,760	203,688
Enterprise Bancorp, Inc.	327	10,634
Enterprise Financial Services Corp.	619	30,603
Equity Bancshares, Inc., Class A (A)	331	9,069
Esquire Financial Holdings, Inc. (A)	291	6,638
Farmers & Merchants Bancorp, Inc.	233	5,858
FB Financial Corp.	964	42,859
Fidelity D&D Bancorp, Inc.	112	6,888
Fifth Third Bancorp	14,243	533,400
Financial Institutions, Inc.	417	12,631
First Bancorp (North Carolina)	687	29,885
First Bancorp (Puerto Rico)	3,172	35,717
First Busey Corp.	1,265	32,447
First Choice Bancorp	327	7,949
First Citizens BancShares, Inc., Class A	154	128,709
First Commonwealth Financial Corp.	2,106	30,263
First Community Bankshares, Inc.	247	7,408
First Financial Bancorp	2,135	51,240
First Financial Bankshares, Inc.	2,882	134,676
First Financial Corp.	338	15,213
First Financial Northwest, Inc.	388	5,529
First Hawaiian, Inc.	2,646	72,421
First Horizon Corp.	11,597	196,105
First Internet Bancorp	224	7,892
First Interstate BancSystem, Inc., Class A	1,351	62,200
First Merchants Corp.	1,156	53,754
First Midwest Bancorp, Inc.	2,364	51,795
First Republic Bank	3,294	549,275
Flushing Financial Corp.	465	9,872
FNB Corp.	6,123	77,762
Fulton Financial Corp.	3,475	59,179
FVCBankcorp, Inc. (A)	432	7,482
German American Bancorp, Inc.	635	29,350
Glacier Bancorp, Inc.	1,839	104,970
Great Southern Bancorp, Inc.	369	20,911
Great Western Bancorp, Inc.	1,212	36,711
Guaranty Bancshares, Inc.	278	10,217
Hancock Whitney Corp.	1,856	77,971
Hanmi Financial Corp.	645	12,726
HarborOne Bancorp, Inc.	1,624	21,875
Heartland Financial USA, Inc.	771	38,750
Heritage Commerce Corp.	1,034	12,635
Heritage Financial Corp.	813	22,959
Hilltop Holdings, Inc.	1,830	62,458
Home BancShares, Inc.	3,528	95,432
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hope Bancorp, Inc.	2,740	$41,264
Horizon Bancorp, Inc.	951	17,670
Huntington Bancshares, Inc.	21,098	331,661
Independent Bank Corp. (Massachusetts)	730	61,459
Independent Bank Corp. (Michigan)	561	13,262
Independent Bank Group, Inc.	910	65,738
International Bancshares Corp.	1,166	54,126
Investar Holding Corp.	319	6,555
Investors Bancorp, Inc.	5,218	76,652
JPMorgan Chase & Co.	57,846	8,805,897
KeyCorp	19,485	389,310
Lakeland Bancorp, Inc.	1,308	22,798
Lakeland Financial Corp.	529	36,602
Live Oak Bancshares, Inc.	1,032	70,682
M&T Bank Corp.	2,375	360,074
Macatawa Bank Corp.	926	9,214
Mercantile Bank Corp.	434	14,092
Metropolitan Bank Holding Corp. (A)	184	9,266
Midland States Bancorp, Inc.	539	14,952
MidWestOne Financial Group, Inc.	336	10,406
MVB Financial Corp.	370	12,506
National Bank Holdings Corp., Class A	721	28,609
National Bankshares, Inc.	188	6,676
NBT Bancorp, Inc.	647	25,815
Northrim BanCorp, Inc.	222	9,437
Norwood Financial Corp.	211	5,615
OceanFirst Financial Corp.	1,155	27,651
OFG Bancorp	1,197	27,076
Old National Bancorp	3,074	59,451
Old Second Bancorp, Inc.	816	10,779
Origin Bancorp, Inc.	516	21,884
Pacific Mercantile Bancorp (A)	820	7,298
Pacific Premier Bancorp, Inc.	1,278	55,516
PacWest Bancorp	2,507	95,642
Park National Corp.	210	27,153
Peapack-Gladstone Financial Corp.	485	14,977
Penns Woods Bancorp, Inc.	222	5,348
Peoples Bancorp of North Carolina, Inc.	237	5,603
Peoples Bancorp, Inc.	508	16,850
People's United Financial, Inc.	7,377	132,048
Pinnacle Financial Partners, Inc.	1,458	129,266
Popular, Inc.	783	55,061
Preferred Bank	341	21,715
Premier Financial Bancorp, Inc.	466	8,663
Primis Financial Corp.	655	9,524
Prosperity Bancshares, Inc.	1,534	114,881
QCR Holdings, Inc.	353	16,669
RBB Bancorp	407	8,250
Red River Bancshares, Inc.	155	8,682
Regions Financial Corp.	19,647	405,907
Renasant Corp.	1,124	46,511
Republic Bancorp, Inc., Class A	425	18,823
Republic First Bancorp, Inc. (A)	1,584	5,972
S&T Bancorp, Inc.	768	25,728
Sandy Spring Bancorp, Inc.	750	32,573
Seacoast Banking Corp. of Florida (A)	1,186	42,981
ServisFirst Bancshares, Inc.	1,156	70,897
Shore Bancshares, Inc.	488	8,306
Sierra Bancorp	373	9,996
Signature Bank	1,007	227,683
Simmons First National Corp., Class A	1,970	58,450
South Plains Financial, Inc.	426	9,679
South State Corp.	1,520	119,335
Southern First Bancshares, Inc. (A)	207	9,704
Southside Bancshares, Inc.	820	31,578

280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Spirit of Texas Bancshares, Inc.	334	$7,452
Sterling Bancorp	4,249	97,812
Stock Yards Bancorp, Inc.	419	21,394
Summit Financial Group, Inc.	334	8,868
SVB Financial Group (A)	1,031	508,963
Synovus Financial Corp.	3,073	140,590
TCF Financial Corp.	3,225	149,834
Texas Capital Bancshares, Inc. (A)	1,066	75,601
The Bancorp, Inc. (A)	1,397	28,946
The Bank of Princeton	248	7,098
The First Bancorp, Inc.	302	8,815
The First of Long Island Corp.	648	13,770
The PNC Financial Services Group, Inc.	8,069	1,415,383
Tompkins Financial Corp.	330	27,291
Towne Bank	1,674	50,890
TriCo Bancshares	636	30,127
TriState Capital Holdings, Inc. (A)	738	17,018
Triumph Bancorp, Inc. (A)	556	43,029
Truist Financial Corp.	26,652	1,554,345
Trustmark Corp.	1,219	41,032
U.S. Bancorp	28,012	1,549,344
UMB Financial Corp.	895	82,635
Umpqua Holdings Corp.	4,684	82,204
United Bankshares, Inc.	2,146	82,793
United Community Banks, Inc.	1,695	57,833
Unity Bancorp, Inc.	355	7,810
Univest Financial Corp.	733	20,956
Valley National Bancorp	8,535	117,271
Veritex Holdings, Inc.	1,194	39,068
Washington Trust Bancorp, Inc.	335	17,296
Webster Financial Corp.	1,950	107,465
Wells Fargo & Company	80,948	3,162,638
WesBanco, Inc.	1,220	43,993
West Bancorporation, Inc.	463	11,154
Western Alliance Bancorp	2,053	193,885
Wintrust Financial Corp.	1,205	91,339
Zions Bancorp NA	3,301	181,423
		37,626,449
Capital markets – 3.0%
Affiliated Managers Group, Inc.	867	129,209
AllianceBernstein Holding LP	2,024	80,940
Ameriprise Financial, Inc.	2,356	547,652
Apollo Investment Corp.	1,528	20,964
Ares Capital Corp.	9,043	169,195
Ares Management Corp., Class A	4,922	275,780
Artisan Partners Asset Management, Inc., Class A	1,655	86,341
AssetMark Financial Holdings, Inc. (A)	1,278	29,829
Associated Capital Group, Inc., Class A	454	16,280
Bain Capital Specialty Finance, Inc.	1,190	17,588
Barings BDC, Inc.	1,926	19,221
BGC Partners, Inc., Class A	7,348	35,491
BlackRock Capital Investment Corp.	2,127	7,125
BlackRock TCP Capital Corp.	1,134	15,683
BlackRock, Inc.	2,829	2,132,953
Blucora, Inc. (A)	1,076	17,905
Capital Southwest Corp.	445	9,861
Cboe Global Markets, Inc.	2,224	219,487
CME Group, Inc.	6,543	1,336,277
Cohen & Steers, Inc.	999	65,265
Cowen, Inc., Class A	420	14,763
Diamond Hill Investment Group, Inc.	83	12,949
Donnelley Financial Solutions, Inc. (A)	800	22,264
Ellington Financial, Inc.	880	14,089
Evercore, Inc., Class A	822	108,290
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
FactSet Research Systems, Inc.	758	$233,911
Federated Hermes, Inc.	2,126	66,544
Fidus Investment Corp.	605	9,408
Focus Financial Partners, Inc., Class A (A)	1,482	61,681
Franklin Resources, Inc.	9,694	286,942
FS KKR Capital Corp.	2,679	53,125
GAMCO Investors, Inc., Class A	443	8,218
Gladstone Capital Corp.	801	7,946
Gladstone Investment Corp.	797	9,747
Goldman Sachs BDC, Inc.	967	18,692
Golub Capital BDC, Inc.	1,363	19,927
Hamilton Lane, Inc., Class A	1,102	97,593
Hercules Capital, Inc.	2,271	36,404
Houlihan Lokey, Inc.	1,374	91,385
Interactive Brokers Group, Inc., Class A	1,612	117,740
Intercontinental Exchange, Inc.	10,441	1,166,051
Invesco, Ltd.	9,289	234,269
Lazard, Ltd., Class A	2,202	95,809
LPL Financial Holdings, Inc.	1,689	240,108
Main Street Capital Corp.	1,316	51,521
MarketAxess Holdings, Inc.	784	390,369
Moelis & Company, Class A	1,274	69,917
Monroe Capital Corp.	561	5,632
Moody's Corp.	3,624	1,082,163
Morgan Stanley	36,916	2,866,897
Morningstar, Inc.	870	195,785
MSCI, Inc.	1,681	704,810
Nasdaq, Inc.	2,981	439,578
New Mountain Finance Corp.	2,060	25,544
Newtek Business Services Corp.	477	12,736
Northern Trust Corp.	3,060	321,637
Oaktree Specialty Lending Corp.	2,519	15,618
Oppenheimer Holdings, Inc., Class A	169	6,768
Oxford Square Capital Corp.	1,411	6,547
P10 Holdings, Inc. (A)	951	6,847
PennantPark Floating Rate Capital, Ltd.	874	10,383
PennantPark Investment Corp.	1,841	10,402
Piper Sandler Companies	319	34,978
Portman Ridge Finance Corp.	3,400	7,344
Prospect Capital Corp. (B)	8,135	62,395
Pzena Investment Management, Inc., Class A	1,693	17,827
Raymond James Financial, Inc.	2,745	336,427
S&P Global, Inc.	4,594	1,621,085
Sculptor Capital Management, Inc.	1,110	24,287
SEI Investments Company	3,045	185,532
Sixth Street Specialty Lending, Inc.	1,483	31,187
SLR Investment Corp.	825	14,652
SLR Senior Investment Corp.	444	6,527
State Street Corp.	6,976	586,054
Stellus Capital Investment Corp.	500	6,350
Stifel Financial Corp.	2,154	137,985
StoneX Group, Inc. (A)	429	28,048
T. Rowe Price Group, Inc.	4,506	773,230
TCG BDC, Inc.	1,406	18,559
The Bank of New York Mellon Corp.	16,378	774,516
The Blackstone Group, Inc., Class A	13,508	1,006,751
The Carlyle Group, Inc.	6,916	254,232
The Charles Schwab Corp.	34,226	2,230,851
The Goldman Sachs Group, Inc.	6,555	2,143,485
Tradeweb Markets, Inc., Class A	4,656	344,544
TriplePoint Venture Growth BDC Corp.	568	8,208
Victory Capital Holdings, Inc., Class A (B)	1,470	37,573

281

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Virtu Financial, Inc., Class A	4,012	$124,573
Virtus Investment Partners, Inc.	128	30,144
Waddell & Reed Financial, Inc., Class A	1,572	39,379
WhiteHorse Finance, Inc.	557	8,450
WisdomTree Investments, Inc.	3,569	22,306
		25,401,534
Consumer finance – 0.7%
Ally Financial, Inc.	7,849	354,853
American Express Company	15,720	2,223,437
Capital One Financial Corp.	8,911	1,133,747
Credit Acceptance Corp. (A)(B)	386	139,049
Curo Group Holdings Corp.	965	14,079
Discover Financial Services	6,257	594,352
Elevate Credit, Inc. (A)	1,191	3,478
Encore Capital Group, Inc. (A)	680	27,356
Enova International, Inc. (A)	921	32,677
EZCORP, Inc., Class A (A)	1,448	7,197
FirstCash, Inc.	887	58,249
Green Dot Corp., Class A (A)	1,090	49,911
LendingTree, Inc. (A)	274	58,362
Navient Corp.	3,015	43,145
Nelnet, Inc., Class A	656	47,717
OneMain Holdings, Inc.	2,859	153,585
Oportun Financial Corp. (A)	399	8,263
PRA Group, Inc. (A)	990	36,699
PROG Holdings, Inc. (A)	1,414	61,212
Regional Management Corp.	265	9,185
Santander Consumer USA Holdings, Inc.	6,661	180,247
SLM Corp.	7,041	126,527
Synchrony Financial	11,778	478,893
Upstart Holdings, Inc. (A)	1,380	177,827
World Acceptance Corp. (A)	179	23,227
		6,043,274
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	44,653	11,407,502
Equitable Holdings, Inc.	8,723	284,544
GWG Holdings, Inc. (A)	813	5,683
Jefferies Financial Group, Inc.	5,665	170,517
NewStar Financial, Inc. (A)(C)	1,204	122
Voya Financial, Inc.	2,500	159,100
		12,027,468
Insurance – 1.6%
Aflac, Inc.	13,053	668,053
Alleghany Corp. (A)	197	123,379
American Equity Investment Life Holding Company	1,862	58,709
American Financial Group, Inc.	1,743	198,876
American International Group, Inc.	17,408	804,424
American National Group, Inc.	253	27,291
AMERISAFE, Inc.	412	26,368
Arch Capital Group, Ltd. (A)	8,241	316,207
Argo Group International Holdings, Ltd.	742	37,337
Arthur J. Gallagher & Company	3,805	474,750
Assurant, Inc.	1,215	172,251
Assured Guaranty, Ltd.	1,401	59,234
Axis Capital Holdings, Ltd.	1,773	87,888
Brighthouse Financial, Inc. (A)	1,634	72,305
Brown & Brown, Inc.	5,826	266,306
BRP Group, Inc., Class A (A)	1,080	29,430
Cincinnati Financial Corp.	3,266	336,692
Citizens, Inc. (A)	1,370	7,932
CNA Financial Corp.	5,170	230,737
CNO Financial Group, Inc.	3,245	78,821
Crawford & Company, Class B	1,283	12,432
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Donegal Group, Inc., Class A	786	$11,680
eHealth, Inc. (A)	490	35,638
Employers Holdings, Inc.	692	29,798
Enstar Group, Ltd. (A)	277	68,344
Erie Indemnity Company, Class A	901	199,040
Everest Re Group, Ltd.	646	160,085
FBL Financial Group, Inc., Class A	549	30,700
Fidelity National Financial, Inc.	5,699	231,721
First American Financial Corp.	2,271	128,652
Genworth Financial, Inc., Class A (A)	10,791	35,826
Globe Life, Inc.	1,856	179,345
GoHealth, Inc., Class A (A)	3,818	44,632
Goosehead Insurance, Inc., Class A	767	82,207
HCI Group, Inc.	204	15,671
Heritage Insurance Holdings, Inc.	734	8,133
Horace Mann Educators Corp.	900	38,889
Independence Holding Company	356	14,187
Investors Title Company	50	8,300
Kemper Corp.	1,387	110,572
Kinsale Capital Group, Inc.	473	77,950
Lemonade, Inc. (A)(B)	1,078	100,394
Lincoln National Corp.	3,967	247,025
Loews Corp.	5,438	278,861
Markel Corp. (A)	249	283,765
Marsh & McLennan Companies, Inc.	9,395	1,144,311
MBIA, Inc. (A)	1,977	19,019
Mercury General Corp.	1,183	71,938
MetLife, Inc.	16,799	1,021,211
National Western Life Group, Inc., Class A	35	8,715
NI Holdings, Inc. (A)	641	11,846
Old Republic International Corp.	6,092	133,049
Palomar Holdings, Inc. (A)	514	34,459
Primerica, Inc.	853	126,090
Principal Financial Group, Inc.	5,381	322,645
ProAssurance Corp.	1,182	31,630
ProSight Global, Inc. (A)	575	7,245
Protective Insurance Corp., Class B	474	10,840
Prudential Financial, Inc.	7,573	689,900
Reinsurance Group of America, Inc.	1,269	159,957
RenaissanceRe Holdings, Ltd.	894	143,264
RLI Corp.	951	106,103
Safety Insurance Group, Inc.	334	28,140
Selective Insurance Group, Inc.	1,251	90,748
State Auto Financial Corp.	951	18,744
Stewart Information Services Corp.	487	25,339
The Allstate Corp.	4,904	563,470
The Hanover Insurance Group, Inc.	727	94,117
The Hartford Financial Services Group, Inc.	6,520	435,471
The Progressive Corp.	11,671	1,115,864
The Travelers Companies, Inc.	4,526	680,710
Trupanion, Inc. (A)	764	58,224
United Fire Group, Inc.	546	19,001
United Insurance Holdings Corp.	1,080	7,787
Universal Insurance Holdings, Inc.	656	9,407
Unum Group	3,789	105,448
W.R. Berkley Corp.	3,621	272,842
White Mountains Insurance Group, Ltd.	45	50,171
		14,128,542
Mortgage real estate investment trusts – 0.2%
AGNC Investment Corp.	11,322	189,757
Annaly Capital Management, Inc.	30,032	258,275
Apollo Commercial Real Estate Finance, Inc.	3,205	44,774

282

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Arbor Realty Trust, Inc.	2,208	$35,107
Ares Commercial Real Estate Corp.	789	10,825
ARMOUR Residential REIT, Inc.	1,413	17,239
Blackstone Mortgage Trust, Inc., Class A	2,768	85,808
Broadmark Realty Capital, Inc.	2,185	22,855
Capstead Mortgage Corp.	1,743	10,859
Chimera Investment Corp.	3,772	47,904
Colony Credit Real Estate, Inc.	2,808	23,924
Dynex Capital, Inc.	611	11,566
Ellington Residential Mortgage REIT	471	5,798
Granite Point Mortgage Trust, Inc.	1,105	13,227
Great Ajax Corp.	553	6,028
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	78,652
Invesco Mortgage Capital, Inc.	3,300	13,233
KKR Real Estate Finance Trust, Inc.	1,084	19,935
Ladder Capital Corp.	2,535	29,913
MFA Financial, Inc.	9,342	38,022
New Residential Investment Corp.	8,506	95,693
New York Mortgage Trust, Inc.	5,225	23,356
Orchid Island Capital, Inc.	1,157	6,954
PennyMac Mortgage Investment Trust	1,761	34,516
Ready Capital Corp.	1,430	19,191
Redwood Trust, Inc.	2,127	22,142
Starwood Property Trust, Inc.	5,131	126,941
TPG RE Finance Trust, Inc.	1,656	18,547
Two Harbors Investment Corp.	5,815	42,624
		1,353,665
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,283	60,314
Bridgewater Bancshares, Inc. (A)	655	10,578
Capitol Federal Financial, Inc.	1,954	25,881
Columbia Financial, Inc. (A)	2,570	44,924
Federal Agricultural Mortgage Corp., Class C	191	19,238
Federal Home Loan Mortgage Corp. (A)(B)	13,796	28,282
Federal National Mortgage Association (A)	24,360	50,425
Flagstar Bancorp, Inc.	994	44,829
Home Bancorp, Inc.	185	6,669
HomeStreet, Inc.	637	28,073
Kearny Financial Corp.	2,110	25,489
Luther Burbank Corp.	1,316	15,568
Merchants Bancorp	686	28,771
Meridian Bancorp, Inc.	1,296	23,872
Meta Financial Group, Inc.	825	37,381
MGIC Investment Corp.	7,092	98,224
New York Community Bancorp, Inc.	8,579	108,267
NMI Holdings, Inc., Class A (A)	1,463	34,585
Northfield Bancorp, Inc.	1,247	19,852
Northwest Bancshares, Inc.	2,105	30,417
Ocwen Financial Corp. (A)	244	6,937
PCSB Financial Corp.	498	8,272
PDL Community Bancorp (A)	510	5,666
PennyMac Financial Services, Inc.	1,489	99,569
Premier Financial Corp.	1,016	33,792
Provident Bancorp, Inc.	677	9,749
Provident Financial Services, Inc.	1,019	22,703
Radian Group, Inc.	3,761	87,443
Riverview Bancorp, Inc.	881	6,105
Rocket Companies, Inc., Class A	37,571	867,514
Southern Missouri Bancorp, Inc.	216	8,515
Sterling Bancorp, Inc. (A)	1,248	7,064
Territorial Bancorp, Inc.	238	6,297
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
TFS Financial Corp.	3,937	$80,197
Timberland Bancorp, Inc.	255	7,092
TrustCo Bank Corp.	2,562	18,882
Walker & Dunlop, Inc.	652	66,986
Washington Federal, Inc.	1,268	39,054
Western New England Bancorp, Inc.	789	6,651
WSFS Financial Corp.	837	41,674
		2,171,801
		98,752,733
Health care – 12.6%
Biotechnology – 2.5%
89bio, Inc. (A)	263	6,228
AbbVie, Inc.	33,622	3,638,573
ACADIA Pharmaceuticals, Inc. (A)	3,237	83,515
Acceleron Pharma, Inc. (A)	1,123	152,290
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acorda Therapeutics, Inc. (A)	114	555
Aduro Biotech, Inc. (A)(C)	312	936
Adverum Biotechnologies, Inc. (A)	1,608	15,855
Aeglea BioTherapeutics, Inc. (A)	797	6,312
Agenus, Inc. (A)	2,997	8,152
Agios Pharmaceuticals, Inc. (A)	1,366	70,540
Akebia Therapeutics, Inc. (A)	3,771	12,765
Akero Therapeutics, Inc. (A)	639	18,537
Albireo Pharma, Inc. (A)	301	10,610
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	2,722
Aldeyra Therapeutics, Inc. (A)	753	8,946
Alector, Inc. (A)	1,631	32,848
Alexion Pharmaceuticals, Inc. (A)	4,552	696,046
Alkermes PLC (A)	3,356	62,690
Allakos, Inc. (A)	1,022	117,305
Allogene Therapeutics, Inc. (A)	2,589	91,392
Allovir, Inc. (A)	631	14,765
Alnylam Pharmaceuticals, Inc. (A)	2,335	329,679
Altimmune, Inc. (A)	494	6,980
ALX Oncology Holdings, Inc. (A)	287	21,163
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	11,087	2,758,556
Amicus Therapeutics, Inc. (A)	5,441	53,757
AnaptysBio, Inc. (A)	644	13,878
Anika Therapeutics, Inc. (A)	318	12,971
Annexon, Inc. (A)	176	4,900
Apellis Pharmaceuticals, Inc. (A)	1,496	64,193
Applied Molecular Transport, Inc. (A)	300	13,203
Applied Therapeutics, Inc. (A)	468	8,777
Arcus Biosciences, Inc. (A)	987	27,715
Ardelyx, Inc. (A)	1,613	10,678
Arena Pharmaceuticals, Inc. (A)	1,074	74,525
Arrowhead Pharmaceuticals, Inc. (A)	2,115	140,246
Atara Biotherapeutics, Inc. (A)	1,073	15,408
Athenex, Inc. (A)	1,583	6,807
Atreca, Inc., Class A (A)	627	9,612
Avid Bioservices, Inc. (A)	992	18,084
Avrobio, Inc. (A)	793	10,063
Beam Therapeutics, Inc. (A)(B)	681	54,507
BioCryst Pharmaceuticals, Inc. (A)	2,966	30,164
Biogen, Inc. (A)	3,182	890,165
BioMarin Pharmaceutical, Inc. (A)	3,758	283,767
Bioxcel Therapeutics, Inc. (A)	451	19,465
Black Diamond Therapeutics, Inc. (A)	270	6,550
Bluebird Bio, Inc. (A)	1,170	35,276
Blueprint Medicines Corp. (A)	1,044	101,508
Bridgebio Pharma, Inc. (A)(B)	4,096	252,314
Cabaletta Bio, Inc. (A)	446	4,951
Calithera Biosciences, Inc. (A)	1,063	2,572

283

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cardiff Oncology, Inc. (A)	618	$5,723
CareDx, Inc. (A)	890	60,600
CASI Pharmaceuticals, Inc. (A)	2,445	5,868
Catalyst Pharmaceuticals, Inc. (A)	2,374	10,944
Celldex Therapeutics, Inc. (A)	695	14,317
CEL-SCI Corp. (A)	784	11,925
ChemoCentryx, Inc. (A)	1,232	63,128
Chimerix, Inc. (A)	1,055	10,170
Chinook Therapeutics, Inc. (A)	686	10,660
Clovis Oncology, Inc. (A)	2,144	15,051
Coherus Biosciences, Inc. (A)	1,434	20,951
Concert Pharmaceuticals, Inc. (A)	641	3,199
Constellation Pharmaceuticals, Inc. (A)	841	19,671
Cortexyme, Inc. (A)	576	20,753
Crinetics Pharmaceuticals, Inc. (A)	559	8,542
CTI BioPharma Corp. (A)	2,424	7,054
Cue Biopharma, Inc. (A)	571	6,966
Cytokinetics, Inc. (A)	1,346	31,308
CytomX Therapeutics, Inc. (A)	1,018	7,869
Deciphera Pharmaceuticals, Inc. (A)	1,040	46,634
Denali Therapeutics, Inc. (A)	2,072	118,311
Dicerna Pharmaceuticals, Inc. (A)	1,487	38,023
Dynavax Technologies Corp. (A)	1,633	16,052
Eagle Pharmaceuticals, Inc. (A)	282	11,771
Editas Medicine, Inc. (A)	1,129	47,418
Eiger BioPharmaceuticals, Inc. (A)	622	5,505
Emergent BioSolutions, Inc. (A)	1,092	101,458
Enanta Pharmaceuticals, Inc. (A)	427	21,060
Epizyme, Inc. (A)	1,858	16,183
Equillium, Inc. (A)	822	5,877
Esperion Therapeutics, Inc. (A)	591	16,578
Evelo Biosciences, Inc. (A)	556	5,949
Exact Sciences Corp. (A)	3,078	405,619
Exelixis, Inc. (A)	6,393	144,418
Fate Therapeutics, Inc. (A)	1,591	131,178
FibroGen, Inc. (A)	1,854	64,352
Five Prime Therapeutics, Inc. (A)	639	24,071
Flexion Therapeutics, Inc. (A)	867	7,760
Forte Biosciences, Inc. (A)	149	5,106
Fortress Biotech, Inc. (A)	1,317	4,649
Frequency Therapeutics, Inc. (A)	594	5,643
G1 Therapeutics, Inc. (A)	777	18,695
Galera Therapeutics, Inc. (A)	444	3,916
Geron Corp. (A)	4,452	7,034
Gilead Sciences, Inc.	25,198	1,628,547
Global Blood Therapeutics, Inc. (A)	1,269	51,712
Gossamer Bio, Inc. (A)	1,462	13,524
Halozyme Therapeutics, Inc. (A)	3,113	129,781
Harpoon Therapeutics, Inc. (A)	583	12,196
Heron Therapeutics, Inc. (A)	219	3,550
Homology Medicines, Inc. (A)	999	9,401
Hookipa Pharma, Inc. (A)	641	8,621
Ideaya Biosciences, Inc. (A)	518	12,173
Idera Pharmaceuticals, Inc. (A)	1,233	1,603
IGM Biosciences, Inc. (A)(B)	619	47,471
Immunic, Inc. (A)	292	4,654
ImmunityBio, Inc. (A)	2,031	48,216
ImmunoGen, Inc. (A)	3,467	28,083
Immunovant, Inc. (A)	1,171	18,783
Incyte Corp. (A)	4,501	365,796
Inmune Bio, Inc. (A)	242	2,875
Inovio Pharmaceuticals, Inc. (A)(B)	3,071	28,499
Insmed, Inc. (A)	1,902	64,782
Intellia Therapeutics, Inc. (A)	993	79,693
Intercept Pharmaceuticals, Inc. (A)	693	15,994
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Invitae Corp. (A)	2,701	$103,205
Ionis Pharmaceuticals, Inc. (A)	2,950	132,632
Ironwood Pharmaceuticals, Inc. (A)	3,357	37,531
IVERIC bio, Inc. (A)	929	5,741
Jounce Therapeutics, Inc. (A)	886	9,099
Kadmon Holdings, Inc. (A)	3,142	12,222
KalVista Pharmaceuticals, Inc. (A)	368	9,454
Karuna Therapeutics, Inc. (A)	535	64,323
Keros Therapeutics, Inc. (A)	247	15,203
Kindred Biosciences, Inc. (A)	928	4,612
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	20,435
Kodiak Sciences, Inc. (A)	899	101,938
Krystal Biotech, Inc. (A)	389	29,969
Kura Oncology, Inc. (A)	1,043	29,486
Kymera Therapeutics, Inc. (A)	265	10,298
Lexicon Pharmaceuticals, Inc. (A)	2,562	15,039
Ligand Pharmaceuticals, Inc. (A)	376	57,321
Lineage Cell Therapeutics, Inc. (A)	2,770	6,510
LogicBio Therapeutics, Inc. (A)	598	4,353
MacroGenics, Inc. (A)	1,031	32,837
Madrigal Pharmaceuticals, Inc. (A)	332	38,834
Magenta Therapeutics, Inc. (A)	934	11,059
MannKind Corp. (A)	3,858	15,123
Matinas BioPharma Holdings, Inc. (A)	3,715	3,901
MediciNova, Inc. (A)	1,166	5,888
MEI Pharma, Inc. (A)	2,438	8,362
MeiraGTx Holdings PLC (A)	698	10,072
Mersana Therapeutics, Inc. (A)	1,237	20,015
Mirum Pharmaceuticals, Inc. (A)	498	9,870
Moderna, Inc. (A)	7,616	997,315
Molecular Templates, Inc. (A)	878	11,080
Morphic Holding, Inc. (A)	695	43,980
Myriad Genetics, Inc. (A)	1,593	48,507
Natera, Inc. (A)	1,602	162,667
Neurocrine Biosciences, Inc. (A)	1,931	187,790
NextCure, Inc. (A)	542	5,425
Nkarta, Inc. (A)	291	9,574
Northwest Biotherapeutics, Inc. (A)	11,656	17,367
Novavax, Inc. (A)	1,165	211,226
Nurix Therapeutics, Inc. (A)	152	4,726
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)	2,170	11,262
Oncosec Medical, Inc. (A)	1,108	5,285
Oncternal Therapeutics, Inc. (A)(C)	38	0
OPKO Health, Inc. (A)(B)	13,787	59,146
Organogenesis Holdings, Inc. (A)	2,172	39,574
Oyster Point Pharma, Inc. (A)	431	7,879
Passage Bio, Inc. (A)	608	10,628
PDL BioPharma, Inc. (A)(C)	1,734	2,965
Pfenex, Inc. (A)(C)	763	836
PhaseBio Pharmaceuticals, Inc. (A)	1,191	4,121
Poseida Therapeutics, Inc. (A)	941	8,987
Precigen, Inc. (A)(B)	3,241	22,330
Precision BioSciences, Inc. (A)	1,182	12,234
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	83
Protagonist Therapeutics, Inc. (A)	522	13,520
PTC Therapeutics, Inc. (A)	1,304	61,744
Puma Biotechnology, Inc. (A)	890	8,651
RAPT Therapeutics, Inc. (A)	483	10,723
Regeneron Pharmaceuticals, Inc. (A)	2,166	1,024,821
REGENXBIO, Inc. (A)	794	27,083
Relay Therapeutics, Inc. (A)	1,207	41,726
Replimune Group, Inc. (A)	661	20,167
REVOLUTION Medicines, Inc. (A)	156	7,157

284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rhythm Pharmaceuticals, Inc. (A)	820	$17,441
Rigel Pharmaceuticals, Inc. (A)	3,503	11,980
Rocket Pharmaceuticals, Inc. (A)	1,021	45,302
Rubius Therapeutics, Inc. (A)	1,799	47,674
Sage Therapeutics, Inc. (A)	1,099	82,260
Sangamo Therapeutics, Inc. (A)	2,664	33,380
Sarepta Therapeutics, Inc. (A)	1,560	116,267
Scholar Rock Holding Corp. (A)	577	29,231
Seagen, Inc. (A)	3,582	497,397
Selecta Biosciences, Inc. (A)	1,693	7,661
Seres Therapeutics, Inc. (A)	1,482	30,514
Sesen Bio, Inc. (A)	3,446	8,960
Solid Biosciences, Inc. (A)	867	4,795
Spectrum Pharmaceuticals, Inc. (A)	2,679	8,734
Spero Therapeutics, Inc. (A)	578	8,508
SpringWorks Therapeutics, Inc. (A)	861	63,344
Stemline Therapeutics, Inc. (A)(C)	1,279	422
Stoke Therapeutics, Inc. (A)	722	28,042
Surface Oncology, Inc. (A)	690	5,382
Sutro Biopharma, Inc. (A)	635	14,453
Syndax Pharmaceuticals, Inc. (A)	629	14,064
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Syros Pharmaceuticals, Inc. (A)	797	5,962
TCR2 Therapeutics, Inc. (A)	593	13,093
Tracon Pharmaceuticals, Inc. (A)	761	6,263
Translate Bio, Inc. (A)	1,155	19,046
Travere Therapeutics, Inc. (A)	1,004	25,070
Trevena, Inc. (A)	2,789	4,992
Turning Point Therapeutics, Inc. (A)	737	69,713
Twist Bioscience Corp. (A)	774	95,868
Ultragenyx Pharmaceutical, Inc. (A)	1,226	139,592
United Therapeutics Corp. (A)	924	154,557
UNITY Biotechnology, Inc. (A)	783	4,698
UroGen Pharma, Ltd. (A)	495	9,643
Vanda Pharmaceuticals, Inc. (A)	1,222	18,354
Vaxart, Inc. (A)	1,919	11,610
Vaxcyte, Inc. (A)	521	10,290
Veracyte, Inc. (A)	1,069	57,459
Verastem, Inc. (A)	2,859	7,062
Vericel Corp. (A)	881	48,940
Vertex Pharmaceuticals, Inc. (A)	5,294	1,137,628
Viking Therapeutics, Inc. (A)	1,686	10,664
Vir Biotechnology, Inc. (A)	2,250	115,358
Viridian Therapeutics, Inc. (A)	323	5,397
Voyager Therapeutics, Inc. (A)	743	3,500
XBiotech, Inc. (A)	761	13,066
Xencor, Inc. (A)	1,222	52,619
XOMA Corp. (A)	228	9,305
Y-mAbs Therapeutics, Inc. (A)	853	25,795
Yumanity Therapeutics, Inc. (A)(C)	1,916	207
Zentalis Pharmaceuticals, Inc. (A)	459	19,916
ZIOPHARM Oncology, Inc. (A)	4,026	14,494
		21,635,635
Health care equipment and supplies – 2.9%
Abbott Laboratories	33,753	4,044,960
ABIOMED, Inc. (A)	939	299,287
Accelerate Diagnostics, Inc. (A)(B)	1,138	9,468
Accuray, Inc. (A)	2,263	11,202
Align Technology, Inc. (A)	1,610	871,863
Alphatec Holdings, Inc. (A)	1,472	23,243
AngioDynamics, Inc. (A)	928	21,715
Antares Pharma, Inc. (A)	3,736	15,355
Apyx Medical Corp. (A)	890	8,597
Aspira Women's Health, Inc. (A)	1,357	9,160
AtriCure, Inc. (A)	858	56,216
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Atrion Corp.	39	$25,011
Avanos Medical, Inc. (A)	1,021	44,659
Axogen, Inc. (A)	892	18,072
Axonics Modulation Technologies, Inc. (A)	663	39,707
Baxter International, Inc.	9,878	833,111
Becton, Dickinson and Company	5,533	1,345,349
BioLife Solutions, Inc. (A)	435	15,660
Boston Scientific Corp. (A)	28,422	1,098,510
Cantel Medical Corp. (A)	896	71,537
Cardiovascular Systems, Inc. (A)	748	28,678
Cerus Corp. (A)	3,177	19,094
CONMED Corp.	596	77,832
CryoLife, Inc. (A)	840	18,967
CryoPort, Inc. (A)	806	41,920
Cutera, Inc. (A)	347	10,427
CytoSorbents Corp. (A)	847	7,352
Danaher Corp.	13,608	3,062,889
Dentsply Sirona, Inc.	4,516	288,166
DexCom, Inc. (A)	1,909	686,076
Edwards Lifesciences Corp. (A)	12,424	1,039,143
Envista Holdings Corp. (A)	3,026	123,461
Establishment Labs Holdings, Inc. (A)	483	30,202
GenMark Diagnostics, Inc. (A)	1,560	37,284
Glaukos Corp. (A)	914	76,712
Globus Medical, Inc., Class A (A)	2,085	128,582
Haemonetics Corp. (A)	1,063	118,004
Heska Corp. (A)	175	29,481
Hill-Rom Holdings, Inc.	1,355	149,700
Hologic, Inc. (A)	5,261	391,313
ICU Medical, Inc. (A)	434	89,161
IDEXX Laboratories, Inc. (A)	1,710	836,720
Inari Medical, Inc. (A)	390	41,730
Inogen, Inc. (A)	473	24,842
Insulet Corp. (A)	1,291	336,848
Integer Holdings Corp. (A)	687	63,273
Integra LifeSciences Holdings Corp. (A)	1,805	124,707
Intersect ENT, Inc. (A)	718	14,992
Intuitive Surgical, Inc. (A)	2,330	1,721,730
Invacare Corp.	844	6,769
iRadimed Corp. (A)	275	7,087
iRhythm Technologies, Inc. (A)	563	78,178
Lantheus Holdings, Inc. (A)	1,472	31,457
LeMaitre Vascular, Inc.	475	23,171
Masimo Corp. (A)	1,115	256,071
Meridian Bioscience, Inc. (A)	1,112	29,190
Merit Medical Systems, Inc. (A)	1,168	69,940
Mesa Laboratories, Inc.	96	23,376
Misonix, Inc. (A)	328	6,426
Natus Medical, Inc. (A)	710	18,183
Neogen Corp. (A)	1,108	98,490
Nevro Corp. (A)	651	90,815
NuVasive, Inc. (A)	1,095	71,788
OraSure Technologies, Inc. (A)	1,505	17,563
Orthofix Medical, Inc. (A)	439	19,031
OrthoPediatrics Corp. (A)	364	17,745
Penumbra, Inc. (A)	731	197,794
Pulse Biosciences, Inc. (A)	385	9,117
Quidel Corp. (A)	883	112,962
ResMed, Inc.	2,891	560,912
SeaSpine Holdings Corp. (A)	591	10,283
Shockwave Medical, Inc. (A)	654	85,190
SI-BONE, Inc. (A)	650	20,677
Silk Road Medical, Inc. (A)	667	33,784
SmileDirectClub, Inc. (A)	7,849	80,923

285

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STAAR Surgical Company (A)	955	$100,667
Stereotaxis, Inc. (A)	1,627	10,933
Stryker Corp.	7,371	1,795,428
Surmodics, Inc. (A)	315	17,662
Tactile Systems Technology, Inc. (A)	415	22,613
Tandem Diabetes Care, Inc. (A)	1,236	109,077
Teleflex, Inc.	938	389,701
The Cooper Companies, Inc.	1,033	396,765
TransMedics Group, Inc. (A)	477	19,791
Utah Medical Products, Inc.	94	8,140
Vapotherm, Inc. (A)	424	10,184
Varex Imaging Corp. (A)	786	16,105
Varian Medical Systems, Inc. (A)	1,818	320,932
West Pharmaceutical Services, Inc.	1,507	424,642
Zimmer Biomet Holdings, Inc.	4,148	664,012
		24,765,542
Health care providers and services – 2.5%
1Life Healthcare, Inc. (A)	949	37,087
Acadia Healthcare Company, Inc. (A)	1,902	108,680
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	312	32,632
Amedisys, Inc. (A)	684	181,116
AmerisourceBergen Corp.	3,963	467,911
AMN Healthcare Services, Inc. (A)	979	72,152
Anthem, Inc.	4,730	1,697,834
Apollo Medical Holdings, Inc. (A)	645	17,473
Brookdale Senior Living, Inc. (A)	4,129	24,980
Cardinal Health, Inc.	5,828	354,051
Castle Biosciences, Inc. (A)	321	21,976
Centene Corp. (A)	11,587	740,525
Chemed Corp.	321	147,602
Cigna Corp.	7,061	1,706,926
Community Health Systems, Inc. (A)	2,677	36,193
CorVel Corp. (A)	411	42,164
Covetrus, Inc. (A)	2,407	72,138
Cross Country Healthcare, Inc. (A)	923	11,528
CVS Health Corp.	25,072	1,886,167
DaVita, Inc. (A)	2,503	269,748
Encompass Health Corp.	2,097	171,744
Five Star Senior Living, Inc. (A)	577	3,531
Fulgent Genetics, Inc. (A)	357	34,493
Guardant Health, Inc. (A)	1,967	300,263
Hanger, Inc. (A)	826	18,849
HCA Healthcare, Inc.	6,675	1,257,170
HealthEquity, Inc. (A)	1,482	100,776
Henry Schein, Inc. (A)	2,857	197,819
Humana, Inc.	2,518	1,055,672
Laboratory Corp. of America Holdings (A)	1,970	502,409
LHC Group, Inc. (A)	671	128,302
Magellan Health, Inc. (A)	528	49,231
McKesson Corp.	2,990	583,170
MEDNAX, Inc. (A)	1,742	44,369
ModivCare, Inc. (A)	241	35,697
Molina Healthcare, Inc. (A)	1,227	286,824
National HealthCare Corp.	341	26,567
National Research Corp. (A)	530	24,820
Oak Street Health, Inc. (A)	4,047	219,631
Ontrak, Inc. (A)	418	13,610
Option Care Health, Inc. (A)	3,590	63,687
Owens & Minor, Inc.	1,464	55,032
Patterson Companies, Inc.	2,037	65,082
PetIQ, Inc. (A)	575	20,275
Premier, Inc., Class A	2,552	86,385
Progyny, Inc. (A)	1,674	74,510
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	2,628	$337,278
R1 RCM, Inc. (A)	2,386	58,886
RadNet, Inc. (A)	1,162	25,274
Select Medical Holdings Corp. (A)	2,879	98,174
Surgery Partners, Inc. (A)	1,125	49,793
Tenet Healthcare Corp. (A)	2,202	114,504
The Ensign Group, Inc.	1,158	108,667
The Joint Corp. (A)	360	17,413
The Pennant Group, Inc. (A)	613	28,075
Tivity Health, Inc. (A)	1,068	23,838
UnitedHealth Group, Inc.	18,124	6,743,397
Universal Health Services, Inc., Class B	1,704	227,297
US Physical Therapy, Inc.	281	29,252
		21,210,649
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	3,473	52,147
American Well Corp., Class A (A)(B)	4,475	77,731
Castlight Health, Inc., B Shares (A)	3,656	5,521
Cerner Corp.	5,999	431,208
Certara, Inc. (A)	2,913	79,525
Change Healthcare, Inc. (A)	2,632	58,167
Computer Programs & Systems, Inc.	332	10,159
Evolent Health, Inc., Class A (A)	1,837	37,107
GoodRx Holdings, Inc., Class A (A)(B)	7,531	293,860
Health Catalyst, Inc. (A)	658	30,775
HealthStream, Inc. (A)	730	16,308
HMS Holdings Corp. (A)	1,882	69,587
Inovalon Holdings, Inc., Class A (A)	3,280	94,398
Inspire Medical Systems, Inc. (A)	513	106,186
NantHealth, Inc. (A)	2,869	9,209
NextGen Healthcare, Inc. (A)	1,375	24,888
Omnicell, Inc. (A)	878	114,026
Phreesia, Inc. (A)	625	32,563
Schrodinger, Inc. (A)	841	64,160
Simulations Plus, Inc.	395	24,980
Tabula Rasa HealthCare, Inc. (A)	474	21,828
Teladoc Health, Inc. (A)	2,629	477,821
Veeva Systems, Inc., Class A (A)	3,013	787,116
Vocera Communications, Inc. (A)	698	26,845
		2,946,115
Life sciences tools and services – 1.3%
10X Genomics, Inc., Class A (A)	2,009	363,629
Adaptive Biotechnologies Corp. (A)	2,619	105,441
Agilent Technologies, Inc.	6,150	781,911
Avantor, Inc. (A)	11,929	345,106
Berkeley Lights, Inc. (A)	725	36,417
Bio-Rad Laboratories, Inc., Class A (A)	591	337,561
Bio-Techne Corp.	797	304,398
Bruker Corp.	3,230	207,624
Charles River Laboratories International, Inc. (A)	1,022	296,206
Codexis, Inc. (A)	1,349	30,879
Fluidigm Corp. (A)	1,624	7,340
Illumina, Inc. (A)	2,912	1,118,383
IQVIA Holdings, Inc. (A)	3,976	767,925
Luminex Corp.	874	27,881
Maravai LifeSciences Holdings, Inc., Class A (A)	4,906	174,850
Medpace Holdings, Inc. (A)	761	124,842
Mettler-Toledo International, Inc. (A)	478	552,420
NanoString Technologies, Inc. (A)	769	50,531
NeoGenomics, Inc. (A)	2,242	108,132
Pacific Biosciences of California, Inc. (A)	3,229	107,558
PerkinElmer, Inc.	2,270	291,218

286

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Personalis, Inc. (A)	696	$17,129
PPD, Inc. (A)	5,729	216,785
PRA Health Sciences, Inc. (A)	1,329	203,776
Quanterix Corp. (A)	534	31,223
Repligen Corp. (A)	1,100	213,851
Sotera Health Company (A)	5,283	131,864
Syneos Health, Inc. (A)	2,189	166,036
Thermo Fisher Scientific, Inc.	7,514	3,429,239
Waters Corp. (A)	1,240	352,371
		10,902,526
Pharmaceuticals – 3.1%
Aclaris Therapeutics, Inc. (A)	1,008	25,402
Adicet Bio, Inc. (A)	382	4,997
Aerie Pharmaceuticals, Inc. (A)	991	17,709
Agile Therapeutics, Inc. (A)	1,600	3,328
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	6,203	41,746
Amphastar Pharmaceuticals, Inc. (A)	1,078	19,749
Ampio Pharmaceuticals, Inc. (A)	2,637	4,457
ANI Pharmaceuticals, Inc. (A)	272	9,830
Aquestive Therapeutics, Inc. (A)	1,242	6,458
Arvinas, Inc. (A)	815	53,872
Atea Pharmaceuticals, Inc. (A)(B)	1,573	97,133
Axsome Therapeutics, Inc. (A)	727	41,163
BioDelivery Sciences International, Inc. (A)	2,072	8,102
Bristol-Myers Squibb Company	43,035	2,716,800
Cara Therapeutics, Inc. (A)	906	19,669
Catalent, Inc. (A)	3,070	323,302
Collegium Pharmaceutical, Inc. (A)	742	17,585
Corcept Therapeutics, Inc. (A)	2,419	57,548
Dova Pharmaceuticals, Inc. (A)(C)	702	0
Durect Corp. (A)	4,211	8,338
Elanco Animal Health, Inc. (A)	7,805	229,857
Elanco Animal Health, Inc. (A)(C)	1,239	0
Eli Lilly & Company	18,217	3,403,300
Eloxx Pharmaceuticals, Inc. (A)	1,336	4,436
Endo International PLC (A)	4,819	35,709
Fulcrum Therapeutics, Inc. (A)	449	5,289
Harrow Health, Inc. (A)	642	4,334
Horizon Therapeutics PLC (A)	3,931	361,809
Innoviva, Inc. (A)	2,164	25,860
Johnson & Johnson	50,320	8,270,092
Kala Pharmaceuticals, Inc. (A)	663	4,469
Kaleido Biosciences, Inc. (A)	768	6,221
Lannett Company, Inc. (A)	920	4,858
Marinus Pharmaceuticals, Inc. (A)	569	8,808
Merck & Company, Inc.	48,874	3,767,697
Nektar Therapeutics (A)	3,720	74,400
NGM Biopharmaceuticals, Inc. (A)	1,448	42,093
Ocular Therapeutix, Inc. (A)	1,256	20,611
Odonate Therapeutics, Inc. (A)	680	2,326
Omeros Corp. (A)	1,206	21,467
Optinose, Inc. (A)	957	3,531
Osmotica Pharmaceuticals PLC (A)(B)	1,116	3,638
Otonomy, Inc. (A)	1,027	2,619
Pacira BioSciences, Inc. (A)	888	62,240
Paratek Pharmaceuticals, Inc. (A)	901	6,361
Pfizer, Inc.	105,855	3,835,127
Phathom Pharmaceuticals, Inc. (A)	484	18,179
Phibro Animal Health Corp., Class A	851	20,764
Prestige Consumer Healthcare, Inc. (A)	1,076	47,430
Prevail Therapeutics, Inc. (A)(C)	788	394
Provention Bio, Inc. (A)	951	9,981
Reata Pharmaceuticals, Inc., Class A (A)	634	63,210
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Revance Therapeutics, Inc. (A)	1,026	$28,677
Royalty Pharma PLC, Class A	10,381	452,819
Seelos Therapeutics, Inc. (A)	2,978	14,860
SIGA Technologies, Inc. (A)	1,954	12,701
Supernus Pharmaceuticals, Inc. (A)	1,139	29,819
TherapeuticsMD, Inc. (A)	5,607	7,513
Tilray, Inc., Class 2 (A)(B)	2,387	54,257
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	5,650
Verrica Pharmaceuticals, Inc. (A)	659	9,984
Viatris, Inc. (A)	23,451	327,610
Xeris Pharmaceuticals, Inc. (A)	839	3,784
Zoetis, Inc.	9,638	1,517,792
Zogenix, Inc. (A)	961	18,759
		26,331,116
		107,791,583
Industrials – 9.2%
Aerospace and defense – 1.5%
AAR Corp. (A)	757	31,529
Aerojet Rocketdyne Holdings, Inc.	1,656	77,766
AeroVironment, Inc. (A)	512	59,423
Astronics Corp. (A)	623	11,239
Axon Enterprise, Inc. (A)	1,246	177,455
BWX Technologies, Inc.	1,923	126,803
Cubic Corp.	661	49,291
Curtiss-Wright Corp.	789	93,575
Ducommun, Inc. (A)	268	16,080
General Dynamics Corp.	4,993	906,529
HEICO Corp., Class A	2,739	311,150
Hexcel Corp. (A)	1,762	98,672
Howmet Aerospace, Inc. (A)	9,105	292,544
Huntington Ingalls Industries, Inc.	759	156,240
Kaman Corp.	587	30,107
Kratos Defense & Security Solutions, Inc. (A)	2,288	62,417
L3Harris Technologies, Inc.	3,956	801,802
Lockheed Martin Corp.	5,328	1,968,696
Maxar Technologies, Inc.	1,313	49,658
Mercury Systems, Inc. (A)	1,164	82,237
Moog, Inc., Class A	671	55,794
National Presto Industries, Inc.	169	17,250
Northrop Grumman Corp.	2,914	943,087
Park Aerospace Corp.	561	7,416
Parsons Corp. (A)	2,091	84,560
Raytheon Technologies Corp.	29,761	2,299,632
Spirit AeroSystems Holdings, Inc., Class A	2,171	105,619
Teledyne Technologies, Inc. (A)	713	294,932
Textron, Inc.	4,574	256,510
The Boeing Company (A)	11,201	2,853,119
TransDigm Group, Inc. (A)	1,086	638,481
Triumph Group, Inc. (A)	1,030	18,931
Vectrus, Inc. (A)	262	14,001
		12,992,545
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,293	37,833
Atlas Air Worldwide Holdings, Inc. (A)	480	29,011
CH Robinson Worldwide, Inc.	2,437	232,563
Echo Global Logistics, Inc. (A)	631	19,820
Expeditors International of Washington, Inc.	2,602	280,209
FedEx Corp.	5,140	1,459,966
Forward Air Corp.	636	56,483
Hub Group, Inc., Class A (A)	691	46,490

287

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	16,602	$2,822,174
XPO Logistics, Inc. (A)	1,938	238,955
		5,223,504
Airlines – 0.3%
Alaska Air Group, Inc. (A)	2,510	173,717
Allegiant Travel Company (A)	324	79,075
American Airlines Group, Inc. (A)	9,162	218,972
Delta Air Lines, Inc. (A)	13,422	648,014
Hawaiian Holdings, Inc. (A)	993	26,483
JetBlue Airways Corp. (A)	6,077	123,606
Mesa Air Group, Inc. (A)	734	9,872
SkyWest, Inc. (A)	1,002	54,589
Southwest Airlines Company (A)	10,995	671,355
Spirit Airlines, Inc. (A)	1,446	53,357
United Airlines Holdings, Inc. (A)	5,285	304,099
		2,363,139
Building products – 0.5%
A.O. Smith Corp.	3,268	220,949
AAON, Inc.	1,098	76,871
Advanced Drainage Systems, Inc.	1,309	135,338
American Woodmark Corp. (A)	361	35,587
Apogee Enterprises, Inc.	604	24,692
Armstrong World Industries, Inc.	912	82,162
Builders FirstSource, Inc. (A)	4,290	198,927
Carrier Global Corp.	17,418	735,388
Cornerstone Building Brands, Inc. (A)	2,840	39,845
CSW Industrials, Inc.	335	45,225
Fortune Brands Home & Security, Inc.	2,807	268,967
Gibraltar Industries, Inc. (A)	685	62,684
Griffon Corp.	1,054	28,637
Insteel Industries, Inc.	463	14,279
JELD-WEN Holding, Inc. (A)	2,148	59,478
Johnson Controls International PLC	18,307	1,092,379
Lennox International, Inc.	754	234,939
Masco Corp.	5,159	309,024
Owens Corning	2,200	202,598
PGT Innovations, Inc. (A)	1,295	32,699
Quanex Building Products Corp.	554	14,531
Resideo Technologies, Inc. (A)	2,645	74,721
Simpson Manufacturing Company, Inc.	929	96,365
The AZEK Company, Inc. (A)	1,030	43,312
Trex Company, Inc. (A)	2,444	223,724
UFP Industries, Inc.	1,297	98,364
		4,451,685
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,396	71,210
ACCO Brands Corp.	2,109	17,800
ADT, Inc.	15,587	131,554
Brady Corp., Class A	1,122	59,971
BrightView Holdings, Inc. (A)	2,250	37,958
Casella Waste Systems, Inc., Class A (A)	1,031	65,541
CECO Environmental Corp. (A)	931	7,383
Cintas Corp.	2,049	699,344
Clean Harbors, Inc. (A)	1,183	99,443
Copart, Inc. (A)	4,658	505,905
CoreCivic, Inc. (A)	2,527	22,869
Covanta Holding Corp.	2,894	40,111
Deluxe Corp.	899	37,722
Ennis, Inc.	594	12,682
Harsco Corp. (A)	1,720	29,498
Healthcare Services Group, Inc.	1,557	43,643
Heritage-Crystal Clean, Inc. (A)	532	14,433
Herman Miller, Inc.	1,134	46,664
HNI Corp.	909	35,960
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
IAA, Inc. (A)	2,793	$154,006
Interface, Inc.	1,246	15,550
KAR Auction Services, Inc. (A)	2,713	40,695
Kimball International, Inc., Class B	828	11,592
Knoll, Inc.	1,051	17,352
Matthews International Corp., Class A	695	27,487
MSA Safety, Inc.	810	121,516
NL Industries, Inc.	1,371	10,214
Pitney Bowes, Inc.	3,630	29,911
Quad/Graphics, Inc. (A)	1,350	4,766
Republic Services, Inc.	6,070	603,055
Rollins, Inc.	10,003	344,303
RR Donnelley & Sons Company (A)	1,850	7,511
SP Plus Corp. (A)	517	16,952
Steelcase, Inc., Class A	2,479	35,673
Stericycle, Inc. (A)	1,924	129,889
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	728	8,394
Tetra Tech, Inc.	1,153	156,485
The Brink's Company	1,052	83,350
UniFirst Corp.	321	71,811
US Ecology, Inc. (A)	492	20,487
Viad Corp. (A)	446	18,621
Vidler Water Resouces, Inc. (A)	659	5,865
VSE Corp.	270	10,665
Waste Management, Inc.	7,421	957,457
		4,883,298
Construction and engineering – 0.2%
AECOM (A)	3,302	211,691
Aegion Corp. (A)	753	21,649
Ameresco, Inc., Class A (A)	1,046	50,867
Arcosa, Inc.	870	56,628
Argan, Inc.	361	19,259
Comfort Systems USA, Inc.	770	57,573
Construction Partners, Inc., Class A (A)	1,162	34,721
Dycom Industries, Inc. (A)	667	61,931
EMCOR Group, Inc.	901	101,056
Fluor Corp. (A)	3,029	69,940
Granite Construction, Inc.	1,014	40,814
Great Lakes Dredge & Dock Corp. (A)	1,462	21,316
IES Holdings, Inc. (A)	485	24,449
MasTec, Inc. (A)	1,529	143,267
Matrix Service Company (A)	663	8,692
MYR Group, Inc. (A)	381	27,306
Northwest Pipe Company (A)	252	8,422
Orion Group Holdings, Inc. (A)	985	5,979
Primoris Services Corp.	1,046	34,654
Quanta Services, Inc.	2,698	237,370
Sterling Construction Company, Inc. (A)	650	15,080
Tutor Perini Corp. (A)	1,152	21,830
Valmont Industries, Inc.	334	79,382
WillScot Mobile Mini Holdings Corp. (A)	4,767	132,284
		1,486,160
Electrical equipment – 0.6%
Acuity Brands, Inc.	788	130,020
Allied Motion Technologies, Inc.	222	11,395
American Superconductor Corp. (A)	626	11,869
AMETEK, Inc.	4,388	560,479
Array Technologies, Inc. (A)	2,418	72,105
Atkore, Inc. (A)	995	71,541
AZZ, Inc.	556	27,995
Bloom Energy Corp., Class A (A)	2,529	68,409
Eaton Corp. PLC	7,272	1,005,572
Emerson Electric Company	11,553	1,042,312

288

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Encore Wire Corp.	444	$29,806
EnerSys	886	80,449
FuelCell Energy, Inc. (A)	3,886	55,997
GrafTech International, Ltd.	4,843	59,230
Hubbell, Inc.	956	178,667
nVent Electric PLC	3,399	94,866
Orion Energy Systems, Inc. (A)	438	3,048
Plug Power, Inc. (A)	9,570	342,989
Powell Industries, Inc.	287	9,721
Preformed Line Products Company	126	8,663
Regal Beloit Corp.	813	115,999
Rockwell Automation, Inc.	2,206	585,561
Sunrun, Inc. (A)	3,994	241,557
Thermon Group Holdings, Inc. (A)	751	14,637
TPI Composites, Inc. (A)	781	44,072
Vicor Corp. (A)	865	73,551
		4,940,510
Industrial conglomerates – 1.0%
3M Company	10,711	2,063,795
Carlisle Companies, Inc.	929	152,895
General Electric Company	174,053	2,285,316
Honeywell International, Inc.	13,184	2,861,851
Icahn Enterprises LP	4,276	229,707
Raven Industries, Inc.	807	30,932
Roper Technologies, Inc.	2,009	810,310
		8,434,806
Machinery – 1.9%
AGCO Corp.	1,435	206,138
Alamo Group, Inc.	239	37,320
Albany International Corp., Class A	643	53,671
Allison Transmission Holdings, Inc.	1,745	71,248
Altra Industrial Motion Corp.	1,367	75,622
Astec Industries, Inc.	516	38,917
Barnes Group, Inc.	1,066	52,810
Caterpillar, Inc.	10,260	2,378,986
Chart Industries, Inc. (A)	759	108,044
CIRCOR International, Inc. (A)	461	16,052
Colfax Corp. (A)	2,476	108,474
Columbus McKinnon Corp.	532	28,068
Commercial Vehicle Group, Inc. (A)	856	8,260
Crane Company	1,181	110,908
Cummins, Inc.	2,458	636,892
Deere & Company	5,907	2,210,045
Donaldson Company, Inc.	2,475	143,946
Douglas Dynamics, Inc.	435	20,075
Dover Corp.	2,018	276,728
Energy Recovery, Inc. (A)	1,268	23,255
Enerpac Tool Group Corp.	1,293	33,773
EnPro Industries, Inc.	467	39,821
ESCO Technologies, Inc.	542	59,018
Evoqua Water Technologies Corp. (A)	2,421	63,672
Federal Signal Corp.	1,279	48,986
Flowserve Corp.	2,742	106,417
Fortive Corp.	6,606	466,648
Franklin Electric Company, Inc.	987	77,914
Gates Industrial Corp. PLC (A)	6,148	98,307
Gencor Industries, Inc. (A)	428	5,739
Graco, Inc.	3,258	233,338
Graham Corp.	310	4,414
Helios Technologies, Inc.	706	51,446
Hillenbrand, Inc.	1,583	75,525
Hurco Companies, Inc.	183	6,460
Hyster-Yale Materials Handling, Inc.	296	25,788
IDEX Corp.	1,238	259,138
Illinois Tool Works, Inc.	5,560	1,231,651
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc. (A)	7,954	$391,416
ITT, Inc.	1,654	150,365
John Bean Technologies Corp.	667	88,938
Kadant, Inc.	213	39,407
Kennametal, Inc.	1,782	71,227
LB Foster Company, Class A (A)	298	5,334
Lincoln Electric Holdings, Inc.	1,160	142,610
Lindsay Corp.	215	35,823
Lydall, Inc. (A)	434	14,643
Mayville Engineering Company, Inc. (A)	522	7,506
Meritor, Inc. (A)	1,419	41,747
Miller Industries, Inc.	293	13,534
Mueller Industries, Inc.	1,297	53,631
Mueller Water Products, Inc., Class A	3,339	46,379
Navistar International Corp. (A)	2,092	92,111
NN, Inc. (A)	766	5,416
Nordson Corp.	1,037	206,031
Omega Flex, Inc.	223	35,207
Oshkosh Corp.	1,294	153,546
Otis Worldwide Corp.	8,433	577,239
PACCAR, Inc.	6,598	613,086
Parker-Hannifin Corp.	2,519	794,568
Park-Ohio Holdings Corp.	316	9,951
Proto Labs, Inc. (A)	565	68,789
RBC Bearings, Inc. (A)	524	103,107
REV Group, Inc.	1,210	23,184
Rexnord Corp.	2,363	111,274
Snap-on, Inc.	835	192,668
SPX Corp. (A)	948	55,240
SPX FLOW, Inc.	923	58,454
Standex International Corp.	280	26,760
Stanley Black & Decker, Inc.	3,070	612,987
Tennant Company	380	30,358
Terex Corp.	1,554	71,593
The Eastern Company	202	5,414
The Gorman-Rupp Company	603	19,965
The Greenbrier Companies, Inc.	586	27,671
The Manitowoc Company, Inc. (A)	864	17,816
The Middleby Corp. (A)	1,172	194,259
The Shyft Group, Inc.	809	30,095
The Timken Company	1,583	128,492
The Toro Company	2,154	222,164
Titan International, Inc. (A)	1,677	15,563
TriMas Corp. (A)	1,035	31,381
Trinity Industries, Inc.	2,605	74,216
Wabash National Corp.	1,110	20,868
Wabtec Corp.	3,970	314,265
Watts Water Technologies, Inc., Class A	650	77,227
Welbilt, Inc. (A)	2,974	48,328
Woodward, Inc.	1,298	156,578
Xylem, Inc.	3,519	370,128
		16,192,073
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	275	9,933
Kirby Corp. (A)	1,269	76,495
Matson, Inc.	933	62,231
SEACOR Holdings, Inc. (A)	468	19,071
		167,730
Professional services – 0.5%
Acacia Research Corp. (A)	1,686	11,212
ASGN, Inc. (A)	1,106	105,557
Barrett Business Services, Inc.	173	11,913
CACI International, Inc., Class A (A)	349	86,084
CBIZ, Inc. (A)	1,144	37,363
CoreLogic, Inc.	1,659	131,476

289

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CoStar Group, Inc. (A)	763	$627,102
CRA International, Inc.	188	14,032
Dun & Bradstreet Holdings, Inc. (A)	4,817	114,693
Equifax, Inc.	2,459	445,399
Exponent, Inc.	1,082	105,441
Forrester Research, Inc. (A)	420	17,842
Franklin Covey Company (A)	341	9,647
FTI Consulting, Inc. (A)	709	99,338
Heidrick & Struggles International, Inc.	459	16,395
Huron Consulting Group, Inc. (A)	481	24,233
ICF International, Inc.	377	32,950
Insperity, Inc.	843	70,593
Jacobs Engineering Group, Inc.	2,407	311,153
KBR, Inc.	2,986	114,633
Kelly Services, Inc., Class A (A)	813	18,106
Kforce, Inc.	509	27,282
Korn Ferry	1,163	72,536
Leidos Holdings, Inc.	2,847	274,109
ManpowerGroup, Inc.	1,134	112,153
ManTech International Corp., Class A	809	70,343
Mistras Group, Inc. (A)	754	8,603
Resources Connection, Inc.	781	10,575
Robert Half International, Inc.	2,316	180,810
Science Applications International Corp.	1,089	91,030
TransUnion	3,901	351,090
TriNet Group, Inc. (A)	1,465	114,211
TrueBlue, Inc. (A)	816	17,968
Upwork, Inc. (A)	2,419	108,299
Verisk Analytics, Inc.	3,133	553,570
Willdan Group, Inc. (A)	264	10,837
		4,408,578
Road and rail – 1.2%
AMERCO	253	154,988
ArcBest Corp.	604	42,503
Avis Budget Group, Inc. (A)	1,553	112,655
Covenant Logistics Group, Inc. (A)	501	10,316
CSX Corp.	14,815	1,428,462
Daseke, Inc. (A)	1,184	10,052
Heartland Express, Inc.	1,522	29,801
JB Hunt Transport Services, Inc.	1,930	324,375
Kansas City Southern	1,772	467,666
Knight-Swift Transportation Holdings, Inc.	3,561	171,248
Landstar System, Inc.	521	85,996
Lyft, Inc., Class A (A)	6,240	394,243
Marten Transport, Ltd.	1,666	28,272
Norfolk Southern Corp.	4,732	1,270,637
Old Dominion Freight Line, Inc.	2,252	541,403
P.A.M. Transportation Services, Inc. (A)	163	10,057
Ryder System, Inc.	1,136	85,938
Saia, Inc. (A)	560	129,125
Schneider National, Inc., Class B	3,647	91,066
Uber Technologies, Inc. (A)	35,203	1,918,916
Union Pacific Corp.	12,670	2,792,595
Universal Logistics Holdings, Inc.	647	17,023
Werner Enterprises, Inc.	973	45,896
		10,163,233
Trading companies and distributors – 0.3%
Air Lease Corp.	2,173	106,477
Applied Industrial Technologies, Inc.	808	73,665
Beacon Roofing Supply, Inc. (A)	1,448	75,759
BlueLinx Holdings, Inc. (A)	138	5,408
Boise Cascade Company	849	50,796
CAI International, Inc.	399	18,162
DXP Enterprises, Inc. (A)	424	12,792
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
EVI Industries, Inc. (A)	281	$8,084
Fastenal Company	11,599	583,198
Fortress Transportation & Infrastructure Investors LLC	1,753	49,417
GATX Corp.	601	55,737
GMS, Inc. (A)	892	37,241
H&E Equipment Services, Inc.	706	26,828
Herc Holdings, Inc. (A)	600	60,798
Lawson Products, Inc. (A)	105	5,445
McGrath RentCorp	513	41,373
MRC Global, Inc. (A)	1,913	17,274
MSC Industrial Direct Company, Inc., Class A	1,063	95,872
NOW, Inc. (A)	2,361	23,822
Rush Enterprises, Inc., Class A	1,177	58,650
SiteOne Landscape Supply, Inc. (A)	878	149,910
Systemax, Inc.	859	35,322
Textainer Group Holdings, Ltd. (A)	1,307	37,446
Titan Machinery, Inc. (A)	554	14,127
United Rentals, Inc. (A)	1,431	471,243
Univar Solutions, Inc. (A)	3,580	77,113
Veritiv Corp. (A)	416	17,697
W.W. Grainger, Inc.	879	352,417
Watsco, Inc.	731	190,608
WESCO International, Inc. (A)	1,054	91,203
		2,843,884
		78,551,145
Information technology – 24.9%
Communications equipment – 0.8%
ADTRAN, Inc.	1,229	20,500
Applied Optoelectronics, Inc. (A)	524	4,381
Arista Networks, Inc. (A)	1,503	453,741
CalAmp Corp. (A)	820	8,897
Calix, Inc. (A)	1,308	45,335
Cambium Networks Corp. (A)	638	29,807
Casa Systems, Inc. (A)	2,022	19,270
Ciena Corp. (A)	3,177	173,845
Cisco Systems, Inc.	79,626	4,117,460
Clearfield, Inc. (A)	398	11,992
CommScope Holding Company, Inc. (A)	4,134	63,498
Comtech Telecommunications Corp.	548	13,612
Digi International, Inc. (A)	683	12,970
DZS, Inc. (A)	566	8,801
EchoStar Corp., Class A (A)	2,059	49,416
Extreme Networks, Inc. (A)	2,767	24,211
F5 Networks, Inc. (A)	1,172	244,503
Harmonic, Inc. (A)	2,084	16,339
Infinera Corp. (A)	3,517	33,869
Inseego Corp. (A)(B)	1,798	17,980
Juniper Networks, Inc.	6,036	152,892
KVH Industries, Inc. (A)	504	6,391
Lumentum Holdings, Inc. (A)	1,592	145,429
Motorola Solutions, Inc.	3,110	584,836
NETGEAR, Inc. (A)	654	26,879
NetScout Systems, Inc. (A)	1,586	44,662
Plantronics, Inc. (A)	893	34,747
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	21,568
Ubiquiti, Inc.	1,314	391,966
ViaSat, Inc. (A)	1,289	61,962
Viavi Solutions, Inc. (A)	4,848	76,114
		6,917,873
Electronic equipment, instruments and components – 0.7%
Akoustis Technologies, Inc. (A)	872	11,632

290

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Amphenol Corp., Class A	11,312	$746,253
Arlo Technologies, Inc. (A)	1,497	9,401
Arrow Electronics, Inc. (A)	1,387	153,707
Avnet, Inc.	1,858	77,126
Badger Meter, Inc.	609	56,680
Bel Fuse, Inc., Class B	346	6,882
Belden, Inc.	915	40,599
Benchmark Electronics, Inc.	800	24,736
CDW Corp.	2,625	435,094
Cognex Corp.	3,577	296,855
Coherent, Inc. (A)	509	128,721
Corning, Inc.	15,094	656,740
CTS Corp.	670	20,810
Daktronics, Inc. (A)	1,227	7,693
Dolby Laboratories, Inc., Class A	1,964	193,886
ePlus, Inc. (A)	171	17,038
FARO Technologies, Inc. (A)	391	33,849
FLIR Systems, Inc.	2,687	151,735
II-VI, Inc. (A)	1,909	130,518
Insight Enterprises, Inc. (A)	735	70,134
IPG Photonics Corp. (A)	1,057	222,964
Iteris, Inc. (A)	1,032	6,367
Itron, Inc. (A)	841	74,555
Jabil, Inc.	3,026	157,836
Keysight Technologies, Inc. (A)	3,745	537,033
Kimball Electronics, Inc. (A)	601	15,506
Knowles Corp. (A)	1,955	40,899
Littelfuse, Inc.	493	130,369
Methode Electronics, Inc.	804	33,752
MicroVision, Inc. (A)(B)	1,120	20,776
MTS Systems Corp. (A)	425	24,735
Napco Security Technologies, Inc. (A)	429	14,942
National Instruments Corp.	2,724	117,636
nLight, Inc. (A)	848	27,475
Novanta, Inc. (A)	739	97,467
OSI Systems, Inc. (A)	333	32,001
PAR Technology Corp. (A)	370	24,202
PC Connection, Inc.	517	23,984
Plexus Corp. (A)	571	52,441
Rogers Corp. (A)	393	73,967
Sanmina Corp. (A)	1,168	48,332
ScanSource, Inc. (A)	460	13,777
SYNNEX Corp.	1,018	116,907
Trimble, Inc. (A)	5,066	394,084
TTM Technologies, Inc. (A)	2,254	32,683
Vishay Intertechnology, Inc.	3,003	72,312
Vishay Precision Group, Inc. (A)	306	9,428
Vontier Corp. (A)	2,732	82,698
Zebra Technologies Corp., Class A (A)	1,064	516,232
		6,285,449
IT services – 4.8%
Akamai Technologies, Inc. (A)	3,106	316,501
Alliance Data Systems Corp.	932	104,468
Automatic Data Processing, Inc.	8,035	1,514,356
BigCommerce Holdings, Inc., Series 1 (A)	1,073	62,019
Black Knight, Inc. (A)	3,057	226,187
BM Technologies, Inc. (A)	113	1,316
Booz Allen Hamilton Holding Corp.	2,755	221,860
Brightcove, Inc. (A)	983	19,778
Broadridge Financial Solutions, Inc.	2,308	353,355
Cardtronics PLC, Class A (A)	953	36,976
Cass Information Systems, Inc.	256	11,845
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cognizant Technology Solutions Corp., Class A	10,407	$812,995
Concentrix Corp. (A)	1,018	152,415
Conduent, Inc. (A)	4,621	30,776
CSG Systems International, Inc.	659	29,583
DXC Technology Company (A)	5,359	167,522
EPAM Systems, Inc. (A)	1,141	452,623
Euronet Worldwide, Inc. (A)	1,131	156,417
EVO Payments, Inc., Class A (A)	1,768	48,655
EXL Service Holdings, Inc. (A)	712	64,194
Fastly, Inc., Class A (A)(B)	1,995	134,224
Fidelity National Information Services, Inc.	11,983	1,684,930
Fiserv, Inc. (A)	13,259	1,578,351
FleetCor Technologies, Inc. (A)	1,674	449,687
Gartner, Inc. (A)	1,853	338,265
Genpact, Ltd.	3,996	171,109
Global Payments, Inc.	6,005	1,210,488
GoDaddy, Inc., Class A (A)	3,472	269,497
GreenSky, Inc., Class A (A)	3,876	23,992
i3 Verticals, Inc., Class A (A)	606	18,862
IBM Corp.	16,189	2,157,346
Information Services Group, Inc. (A)	1,409	6,200
Jack Henry & Associates, Inc.	1,408	213,622
Limelight Networks, Inc. (A)	2,664	9,510
LiveRamp Holdings, Inc. (A)	1,431	74,240
Mastercard, Inc., Class A	19,260	6,857,523
MAXIMUS, Inc.	1,146	102,040
MoneyGram International, Inc. (A)	1,519	9,980
MongoDB, Inc. (A)	1,175	314,230
NIC, Inc.	1,395	47,332
Okta, Inc. (A)	2,436	536,967
Paychex, Inc.	6,986	684,768
PayPal Holdings, Inc. (A)	22,314	5,418,732
Paysign, Inc. (A)	1,105	4,829
Perficient, Inc. (A)	713	41,867
Perspecta, Inc.	3,393	98,567
Sabre Corp. (A)	5,716	84,654
ServiceSource International, Inc. (A)	2,601	3,823
Shift4 Payments, Inc., Class A (A)	671	55,029
Snowflake, Inc., Class A (A)	5,436	1,246,366
Square, Inc., Class A (A)	8,866	2,013,025
StarTek, Inc. (A)	653	5,191
Switch, Inc., Class A	5,110	83,089
Sykes Enterprises, Inc. (A)	904	39,848
The Hackett Group, Inc.	696	11,407
The Western Union Company	8,067	198,932
TTEC Holdings, Inc.	986	99,044
Twilio, Inc., Class A (A)	2,862	975,255
Unisys Corp. (A)	1,343	34,139
VeriSign, Inc. (A)	2,042	405,868
Verra Mobility Corp. (A)	3,363	45,518
Visa, Inc., Class A	37,286	7,894,565
WEX, Inc. (A)	903	188,926
		40,625,678
Semiconductors and semiconductor equipment – 4.6%
ACM Research, Inc., Class A (A)	406	32,801
Advanced Energy Industries, Inc.	809	88,319
Advanced Micro Devices, Inc. (A)	23,222	1,822,927
Allegro MicroSystems, Inc. (A)	3,608	91,463
Alpha & Omega Semiconductor, Ltd. (A)	622	20,339
Ambarella, Inc. (A)	706	70,875
Amkor Technology, Inc.	5,075	120,328
Analog Devices, Inc.	7,116	1,103,549
Applied Materials, Inc.	17,833	2,382,489

291

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Atomera, Inc. (A)	385	$9,433
Axcelis Technologies, Inc. (A)	734	30,160
Broadcom, Inc.	7,773	3,604,029
Brooks Automation, Inc.	1,532	125,088
CEVA, Inc. (A)	512	28,749
Cirrus Logic, Inc. (A)	1,174	99,543
CMC Materials, Inc.	612	108,195
Cohu, Inc. (A)	925	38,702
Cree, Inc. (A)	2,258	244,158
Diodes, Inc. (A)	1,072	85,588
DSP Group, Inc. (A)	596	8,493
Enphase Energy, Inc. (A)	2,514	407,670
Entegris, Inc.	2,751	307,562
First Solar, Inc. (A)	2,176	189,965
FormFactor, Inc. (A)	1,518	68,477
Ichor Holdings, Ltd. (A)	384	20,659
Impinj, Inc. (A)	486	27,639
Inphi Corp. (A)	960	171,274
Intel Corp.	77,722	4,974,208
KLA Corp.	3,014	995,826
Kulicke & Soffa Industries, Inc.	1,388	68,165
Lam Research Corp.	2,788	1,659,529
Lattice Semiconductor Corp. (A)	2,843	127,992
MACOM Technology Solutions Holdings, Inc. (A)	1,335	77,457
Marvell Technology Group, Ltd.	13,482	660,348
Maxeon Solar Technologies, Ltd. (A)	410	12,940
Maxim Integrated Products, Inc.	5,159	471,378
MaxLinear, Inc. (A)	1,515	51,631
Microchip Technology, Inc.	4,982	773,306
Micron Technology, Inc. (A)	21,764	1,919,802
MKS Instruments, Inc.	1,139	211,193
Monolithic Power Systems, Inc.	906	320,008
NeoPhotonics Corp. (A)	1,119	13,372
NVE Corp.	120	8,412
NVIDIA Corp.	11,788	6,293,967
ON Semiconductor Corp. (A)	8,461	352,062
Onto Innovation, Inc. (A)	982	64,527
PDF Solutions, Inc. (A)	745	13,246
Photronics, Inc. (A)	1,478	19,007
Power Integrations, Inc.	1,203	98,020
Qorvo, Inc. (A)	2,305	421,124
QUALCOMM, Inc.	22,057	2,924,538
Rambus, Inc. (A)	2,420	47,045
Semtech Corp. (A)	1,393	96,117
Silicon Laboratories, Inc. (A)	876	123,577
SiTime Corp. (A)	232	22,875
Skyworks Solutions, Inc.	3,302	605,851
SMART Global Holdings, Inc. (A)	535	24,621
SunPower Corp. (A)	3,285	109,883
Synaptics, Inc. (A)	681	92,221
Teradyne, Inc.	3,361	408,966
Texas Instruments, Inc.	17,131	3,237,588
Ultra Clean Holdings, Inc. (A)	883	51,249
Universal Display Corp.	983	232,745
Veeco Instruments, Inc. (A)	1,119	23,208
Xilinx, Inc.	4,787	593,109
		39,509,587
Software – 8.9%
2U, Inc. (A)	1,345	51,419
8x8, Inc. (A)	2,122	68,838
A10 Networks, Inc. (A)	1,809	17,384
ACI Worldwide, Inc. (A)	2,427	92,347
Adobe, Inc. (A)	9,136	4,342,980
Agilysys, Inc. (A)	564	27,049
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Alarm.com Holdings, Inc. (A)	1,025	$88,540
Altair Engineering, Inc., Class A (A)	1,540	96,358
Alteryx, Inc., Class A (A)	1,359	112,743
American Software, Inc., Class A	679	14,055
Anaplan, Inc. (A)	2,761	148,680
ANSYS, Inc. (A)	1,722	584,722
Appfolio, Inc., Class A (A)	718	101,532
Appian Corp. (A)(B)	1,411	187,592
Asana, Inc., Class A (A)	2,882	82,368
Aspen Technology, Inc. (A)	1,425	205,670
Autodesk, Inc. (A)	4,406	1,221,123
Avalara, Inc. (A)	1,613	215,223
Avaya Holdings Corp. (A)	2,155	60,405
Benefitfocus, Inc. (A)	722	9,971
Bentley Systems, Inc., Class B	4,989	234,134
Bill.com Holdings, Inc. (A)	1,427	207,629
Blackbaud, Inc. (A)	1,029	73,141
Blackline, Inc. (A)	1,170	126,828
Bottomline Technologies DE, Inc. (A)	930	42,083
Box, Inc., Class A (A)	3,163	72,622
C3.Ai, Inc., Class A (A)(B)	1,825	120,286
Cadence Design Systems, Inc. (A)	5,615	769,199
CDK Global, Inc.	2,502	135,258
Cerence, Inc. (A)	788	70,589
Ceridian HCM Holding, Inc. (A)	3,010	253,653
ChannelAdvisor Corp. (A)	697	16,414
Citrix Systems, Inc.	2,471	346,830
Cloudera, Inc. (A)	5,998	72,996
Cloudflare, Inc., Class A (A)	6,057	425,565
Cognyte Software, Ltd. (A)	1,365	37,961
CommVault Systems, Inc. (A)	969	62,501
Cornerstone OnDemand, Inc. (A)	1,274	55,521
Coupa Software, Inc. (A)	1,333	339,222
Crowdstrike Holdings, Inc., Class A (A)	4,295	783,880
Datadog, Inc., Class A (A)	6,130	510,874
Digimarc Corp. (A)	294	8,720
DocuSign, Inc. (A)	3,724	753,924
Domo, Inc., Class B (A)	622	35,012
Dropbox, Inc., Class A (A)	8,678	231,355
Duck Creek Technologies, Inc. (A)	1,484	66,988
Dynatrace, Inc. (A)	5,749	277,332
Ebix, Inc.	651	20,852
eGain Corp. (A)	755	7,165
Envestnet, Inc. (A)	1,101	79,525
Everbridge, Inc. (A)	708	85,795
Fair Isaac Corp. (A)	589	286,283
FireEye, Inc. (A)	4,573	89,494
Five9, Inc. (A)	1,276	199,477
Fortinet, Inc. (A)	3,289	606,557
Guidewire Software, Inc. (A)	1,721	174,905
HubSpot, Inc. (A)	893	405,610
Intelligent Systems Corp. (A)	199	8,141
InterDigital, Inc.	665	42,194
Intuit, Inc.	5,199	1,991,529
j2 Global, Inc. (A)	912	109,312
JFrog, Ltd. (A)	1,737	77,071
LivePerson, Inc. (A)	1,406	74,152
Manhattan Associates, Inc. (A)	1,337	156,937
McAfee Corp., Class A	8,082	183,785
Medallia, Inc. (A)	2,506	69,892
Microsoft Corp.	143,983	33,946,872
MicroStrategy, Inc., Class A (A)	221	150,015
Mitek Systems, Inc. (A)	911	13,282
Model N, Inc. (A)	719	25,330
NCino, Inc. (A)	995	66,386

292

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
New Relic, Inc. (A)	1,234	$75,866
NortonLifeLock, Inc.	12,243	260,286
Nuance Communications, Inc. (A)	5,919	258,305
Nutanix, Inc., Class A (A)	3,956	105,071
OneSpan, Inc. (A)	910	22,295
Oracle Corp.	56,497	3,964,394
PagerDuty, Inc. (A)	1,640	65,977
Palantir Technologies, Inc., Class A (A)	30,105	701,145
Palo Alto Networks, Inc. (A)	1,957	630,271
Paycom Software, Inc. (A)	1,203	445,182
Paylocity Holding Corp. (A)	1,121	201,589
Pegasystems, Inc.	1,661	189,919
Ping Identity Holding Corp. (A)	1,506	33,027
Pluralsight, Inc., Class A (A)	2,973	66,417
Progress Software Corp.	952	41,945
Proofpoint, Inc. (A)	1,180	148,432
PROS Holdings, Inc. (A)	881	37,443
PTC, Inc. (A)	2,421	333,251
Q2 Holdings, Inc. (A)	1,009	101,102
Qualys, Inc. (A)	812	85,081
Rapid7, Inc. (A)	1,045	77,967
RealPage, Inc. (A)	1,984	173,005
Rimini Street, Inc. (A)	1,519	13,625
RingCentral, Inc., Class A (A)	1,564	465,884
Riot Blockchain, Inc. (A)(B)	1,286	68,505
Sailpoint Technologies Holdings, Inc. (A)	1,899	96,165
salesforce.com, Inc. (A)	17,425	3,691,835
SecureWorks Corp., Class A (A)	1,619	21,662
ServiceNow, Inc. (A)	3,844	1,922,423
ShotSpotter, Inc. (A)	262	9,188
Slack Technologies, Inc., Class A (A)	11,350	461,151
Smartsheet, Inc., Class A (A)	2,404	153,664
SolarWinds Corp. (A)	6,524	113,779
Splunk, Inc. (A)	3,253	440,716
Sprout Social, Inc., Class A (A)	881	50,887
SPS Commerce, Inc. (A)	728	72,298
SS&C Technologies Holdings, Inc.	5,222	364,861
SVMK, Inc. (A)	2,843	52,084
Synchronoss Technologies, Inc. (A)	1,177	4,202
Synopsys, Inc. (A)	3,041	753,499
Tenable Holdings, Inc. (A)	2,078	75,192
Teradata Corp. (A)	2,339	90,145
The Trade Desk, Inc., Class A (A)	942	613,864
Tyler Technologies, Inc. (A)	805	341,747
Unity Software, Inc. (A)(B)	5,157	517,299
Upland Software, Inc. (A)	553	26,096
Varonis Systems, Inc. (A)	1,938	99,497
Verint Systems, Inc. (A)	1,365	62,094
Veritone, Inc. (A)	355	8,513
Vertex, Inc., Class A (A)	729	16,023
VirnetX Holding Corp. (B)	1,593	8,873
VMware, Inc., Class A (A)(B)	8,261	1,242,867
Workday, Inc., Class A (A)	4,749	1,179,794
Workiva, Inc. (A)	982	86,671
Xperi Holding Corp.	2,215	48,221
Yext, Inc. (A)	2,432	35,215
Zendesk, Inc. (A)	2,343	310,729
Zix Corp. (A)	1,285	9,702
Zoom Video Communications, Inc., Class A (A)	5,644	1,813,361
Zscaler, Inc. (A)	2,677	459,561
Zuora, Inc., Class A (A)	2,388	35,342
		76,585,281
Technology hardware, storage and peripherals – 5.1%
3D Systems Corp. (A)	2,572	70,576
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Apple, Inc.	323,784	$39,550,177
Avid Technology, Inc. (A)	1,003	21,173
Dell Technologies, Inc., Class C (A)	14,676	1,293,689
Diebold Nixdorf, Inc. (A)	1,715	24,233
Eastman Kodak Company (A)(B)	667	5,249
Hewlett Packard Enterprise Company	24,206	381,002
HP, Inc.	26,380	837,565
Immersion Corp. (A)	809	7,750
Intevac, Inc. (A)	745	5,327
NCR Corp. (A)	2,659	100,909
NetApp, Inc.	4,398	319,603
Pure Storage, Inc., Class A (A)	5,381	115,907
Western Digital Corp.	6,022	401,969
Xerox Holdings Corp.	4,123	100,065
		43,235,194
		213,159,062
Materials – 2.5%
Chemicals – 1.4%
AdvanSix, Inc. (A)	524	14,054
Air Products & Chemicals, Inc.	4,021	1,131,268
Albemarle Corp.	2,196	320,858
American Vanguard Corp.	728	14,858
Amyris, Inc. (A)	2,008	38,353
Ashland Global Holdings, Inc.	1,244	110,430
Avient Corp.	1,723	81,446
Axalta Coating Systems, Ltd. (A)	4,848	143,404
Balchem Corp.	681	85,404
Cabot Corp.	1,218	63,872
Celanese Corp.	2,223	333,028
CF Industries Holdings, Inc.	4,338	196,858
Chase Corp.	194	22,580
Corteva, Inc.	14,911	695,151
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	15,081	964,279
DuPont de Nemours, Inc.	10,216	789,492
Eastman Chemical Company	2,581	284,220
Ecolab, Inc.	5,511	1,179,740
Ferro Corp. (A)	1,770	29,842
FMC Corp.	2,533	280,175
FutureFuel Corp.	1,090	15,838
GCP Applied Technologies, Inc. (A)	1,572	38,577
Hawkins, Inc.	532	17,833
HB Fuller Company	1,076	67,691
Huntsman Corp.	4,735	136,510
Ingevity Corp. (A)	884	66,769
Innospec, Inc.	510	52,372
International Flavors & Fragrances, Inc.	4,736	661,193
Intrepid Potash, Inc. (A)	345	11,233
Koppers Holdings, Inc. (A)	482	16,754
Kraton Corp. (A)	660	24,149
Kronos Worldwide, Inc.	2,526	38,648
Livent Corp. (A)	3,162	54,766
Marrone Bio Innovations, Inc. (A)	3,996	8,352
Minerals Technologies, Inc.	673	50,690
Olin Corp.	3,408	129,402
PPG Industries, Inc.	4,296	645,517
PQ Group Holdings, Inc.	2,904	48,497
Quaker Chemical Corp.	313	76,300
Rayonier Advanced Materials, Inc. (A)	1,194	10,830
RPM International, Inc.	2,395	219,981
Sensient Technologies Corp.	828	64,584
Stepan Company	348	44,234
The Chemours Company	3,379	94,308
The Mosaic Company	7,960	251,616
The Scotts Miracle-Gro Company	1,138	278,776

293

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	1,729	$1,276,019
Trecora Resources (A)	757	5,882
Tredegar Corp.	832	12,488
Trinseo SA	852	54,247
Valhi, Inc.	660	13,537
Valvoline, Inc.	3,909	101,908
W.R. Grace & Company	1,393	83,385
Westlake Chemical Corp.	2,620	232,630
Westlake Chemical Partners LP	799	19,192
		11,704,215
Construction materials – 0.1%
Eagle Materials, Inc.	850	114,249
Forterra, Inc. (A)	1,414	32,876
Martin Marietta Materials, Inc.	1,192	400,297
Summit Materials, Inc., Class A (A)	2,396	67,136
U.S. Concrete, Inc. (A)	374	27,422
United States Lime & Minerals, Inc.	134	17,917
Vulcan Materials Company	2,519	425,081
		1,084,978
Containers and packaging – 0.4%
AptarGroup, Inc.	872	123,536
Avery Dennison Corp.	1,684	309,267
Ball Corp.	6,415	543,607
Berry Global Group, Inc. (A)	2,667	163,754
Crown Holdings, Inc.	2,597	252,013
Graphic Packaging Holding Company	5,879	106,763
Greif, Inc., Class A	1,049	59,793
International Paper Company	7,941	429,370
Myers Industries, Inc.	844	16,677
O-I Glass, Inc. (A)	3,338	49,202
Packaging Corp. of America	1,855	249,460
Sealed Air Corp.	3,058	140,118
Silgan Holdings, Inc.	2,164	90,953
Sonoco Products Company	1,870	118,371
Westrock Company	5,339	277,895
		2,930,779
Metals and mining – 0.6%
Alcoa Corp. (A)	4,059	131,877
Allegheny Technologies, Inc. (A)	2,687	56,588
Alpha Metallurgical Resources, Inc. (A)	390	4,926
Arconic Corp. (A)	2,276	57,788
Carpenter Technology Corp.	1,071	44,072
Century Aluminum Company (A)	2,194	38,746
Cleveland-Cliffs, Inc.	8,361	168,140
Coeur Mining, Inc. (A)	5,000	45,150
Commercial Metals Company	2,537	78,241
Compass Minerals International, Inc.	766	48,044
Freeport-McMoRan, Inc. (A)	29,701	978,054
General Moly, Inc. (A)	4,421	44
Haynes International, Inc.	334	9,910
Hecla Mining Company	10,978	62,465
Kaiser Aluminum Corp.	367	40,554
Materion Corp.	423	28,020
Newmont Corp.	15,724	947,685
Nucor Corp.	5,856	470,061
Olympic Steel, Inc.	344	10,131
Reliance Steel & Aluminum Company	555	84,521
Royal Gold, Inc.	1,387	149,269
Ryerson Holding Corp. (A)	938	15,984
Schnitzer Steel Industries, Inc., Class A	654	27,331
Southern Copper Corp.	15,715	1,066,577
Steel Dynamics, Inc.	4,244	215,425
SunCoke Energy, Inc.	2,119	14,854
TimkenSteel Corp. (A)	1,209	14,206
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
United States Steel Corp.	3,560	$93,165
Warrior Met Coal, Inc.	968	16,582
Worthington Industries, Inc.	793	53,202
		4,971,612
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	390	14,672
Glatfelter Corp.	999	17,133
Louisiana-Pacific Corp.	2,491	138,151
Neenah, Inc.	345	17,726
Schweitzer-Mauduit International, Inc.	627	30,704
Verso Corp., Class A	768	11,205
		229,591
		20,921,175
Real estate – 3.1%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	1,860	35,284
Agree Realty Corp.	883	59,435
Alexander & Baldwin, Inc.	1,588	26,663
Alexander's, Inc.	108	29,948
Alexandria Real Estate Equities, Inc.	2,408	395,634
American Assets Trust, Inc.	1,271	41,231
American Campus Communities, Inc.	2,883	124,459
American Finance Trust, Inc.	2,393	23,499
American Homes 4 Rent, Class A	6,327	210,942
American Tower Corp.	8,317	1,988,262
Americold Realty Trust	4,031	155,073
Apartment Income REIT Corp.	3,114	133,155
Apartment Investment and Management Company, Class A	3,114	19,120
Apple Hospitality REIT, Inc.	4,752	69,237
Armada Hoffler Properties, Inc.	1,229	15,412
AvalonBay Communities, Inc.	2,641	487,291
Bluerock Residential Growth REIT, Inc.	731	7,390
Boston Properties, Inc.	3,063	310,159
Braemar Hotels & Resorts, Inc. (A)	978	5,936
Brandywine Realty Trust	3,857	49,794
Brixmor Property Group, Inc.	6,250	126,438
BRT Apartments Corp.	385	6,483
Camden Property Trust	1,879	206,521
CareTrust REIT, Inc.	2,053	47,804
CatchMark Timber Trust, Inc., Class A	1,315	13,387
Centerspace	226	15,368
Chatham Lodging Trust (A)	1,057	13,910
CIM Commercial Trust Corp.	337	4,344
Colony Capital, Inc. (A)	10,479	67,904
Columbia Property Trust, Inc.	2,547	43,554
Community Healthcare Trust, Inc.	472	21,769
CorePoint Lodging, Inc. (A)	1,422	12,841
CoreSite Realty Corp.	786	94,202
Corporate Office Properties Trust	2,391	62,955
Cousins Properties, Inc.	3,094	109,373
Crown Castle International Corp.	8,348	1,436,941
CubeSmart	3,975	150,374
CyrusOne, Inc.	2,372	160,632
DiamondRock Hospitality Company (A)	4,310	44,393
Digital Realty Trust, Inc.	5,336	751,522
Diversified Healthcare Trust	5,157	24,650
Douglas Emmett, Inc.	3,681	115,583
Duke Realty Corp.	7,646	320,597
Easterly Government Properties, Inc.	1,561	32,360
EastGroup Properties, Inc.	807	115,627
Empire State Realty Trust, Inc., Class A	3,892	43,318
EPR Properties	1,636	76,221
Equinix, Inc.	1,733	1,177,729

294

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Equity Commonwealth	1,372	$38,142
Equity LifeStyle Properties, Inc.	3,682	234,322
Equity Residential	7,383	528,844
Essential Properties Realty Trust, Inc.	1,463	33,400
Essex Property Trust, Inc.	1,245	338,441
Extra Space Storage, Inc.	2,498	331,110
Farmland Partners, Inc.	930	10,425
Federal Realty Investment Trust	1,572	159,479
First Industrial Realty Trust, Inc.	2,680	122,717
Four Corners Property Trust, Inc.	1,453	39,812
Franklin Street Properties Corp.	2,261	12,322
Gaming and Leisure Properties, Inc.	4,534	192,378
Getty Realty Corp.	966	27,357
Gladstone Commercial Corp.	793	15,511
Gladstone Land Corp.	706	12,920
Global Medical REIT, Inc.	854	11,196
Global Net Lease, Inc.	1,979	35,741
Healthcare Realty Trust, Inc.	2,832	85,866
Healthcare Trust of America, Inc., Class A	4,366	120,414
Healthpeak Properties, Inc.	10,353	328,604
Hersha Hospitality Trust (A)	1,005	10,603
Highwoods Properties, Inc.	2,184	93,781
Host Hotels & Resorts, Inc. (A)	15,005	252,834
Hudson Pacific Properties, Inc.	3,264	88,552
Independence Realty Trust, Inc.	2,095	31,844
Indus Realty Trust, Inc.	186	11,190
Industrial Logistics Properties Trust	1,490	34,464
Innovative Industrial Properties, Inc.	316	56,931
Invitation Homes, Inc.	11,285	361,007
Iron Mountain, Inc.	6,007	222,319
iStar, Inc.	1,236	21,976
JBG SMITH Properties	2,856	90,792
Kilroy Realty Corp.	2,218	145,567
Kimco Realty Corp.	8,845	165,844
Kite Realty Group Trust	1,853	35,744
Lamar Advertising Company, Class A	2,080	195,354
Lexington Realty Trust	5,323	59,139
Life Storage, Inc.	1,345	115,603
LTC Properties, Inc.	837	34,920
Mack-Cali Realty Corp.	1,996	30,898
Medical Properties Trust, Inc.	10,170	216,418
MGM Growth Properties LLC, Class A	2,079	67,817
Mid-America Apartment Communities, Inc.	2,225	321,201
Monmouth Real Estate Investment Corp.	2,045	36,176
National Health Investors, Inc.	880	63,606
National Retail Properties, Inc.	3,402	149,926
National Storage Affiliates Trust	1,224	48,874
New Senior Investment Group, Inc.	2,020	12,585
New York REIT Liquidating LLC (A)(C)	457	7,505
NexPoint Residential Trust, Inc.	583	26,870
Office Properties Income Trust	1,104	30,382
Omega Healthcare Investors, Inc.	4,564	167,179
One Liberty Properties, Inc.	547	12,182
Outfront Media, Inc. (A)	3,037	66,298
Paramount Group, Inc.	4,911	49,748
Park Hotels & Resorts, Inc. (A)	5,041	108,785
Pebblebrook Hotel Trust	2,802	68,061
Physicians Realty Trust	3,981	70,344
Piedmont Office Realty Trust, Inc., Class A	2,477	43,025
Plymouth Industrial REIT, Inc.	429	7,229
PotlatchDeltic Corp.	1,473	77,951
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Preferred Apartment Communities, Inc., Class A	904	$8,904
Prologis, Inc.	14,413	1,527,778
PS Business Parks, Inc.	476	73,580
Public Storage	3,329	821,464
QTS Realty Trust, Inc., Class A	1,243	77,116
Rayonier, Inc.	2,839	91,558
Realty Income Corp.	6,750	428,625
Regency Centers Corp.	3,503	198,655
Retail Opportunity Investments Corp.	2,507	39,786
Retail Properties of America, Inc., Class A	4,627	48,491
Retail Value, Inc.	522	9,767
Rexford Industrial Realty, Inc.	2,347	118,289
RLJ Lodging Trust	3,635	56,270
RPT Realty	1,545	17,628
Ryman Hospitality Properties, Inc. (A)	1,080	83,711
Sabra Health Care REIT, Inc.	4,102	71,211
Safehold, Inc.	890	62,389
Saul Centers, Inc.	494	19,814
SBA Communications Corp.	2,219	615,883
Seritage Growth Properties, Class A (A)	866	15,891
Service Properties Trust	3,498	41,486
Simon Property Group, Inc.	6,099	693,883
SITE Centers Corp.	4,050	54,918
SL Green Realty Corp.	1,677	117,373
Spirit Realty Capital, Inc.	2,024	86,020
STAG Industrial, Inc.	2,912	97,872
STORE Capital Corp.	4,908	164,418
Summit Hotel Properties, Inc. (A)	2,173	22,078
Sun Communities, Inc.	1,906	285,976
Sunstone Hotel Investors, Inc. (A)	4,797	59,771
Tanger Factory Outlet Centers, Inc.	2,021	30,578
Terreno Realty Corp.	1,416	81,802
The GEO Group, Inc.	2,079	16,133
The Macerich Company	3,169	37,077
UDR, Inc.	6,125	268,643
UMH Properties, Inc.	958	18,365
Uniti Group, Inc.	4,136	45,620
Universal Health Realty Income Trust	293	19,860
Urban Edge Properties	2,581	42,638
Urstadt Biddle Properties, Inc., Class A	889	14,802
Ventas, Inc.	7,776	414,772
VEREIT, Inc.	4,377	169,040
VICI Properties, Inc.	9,506	268,449
Vornado Realty Trust	3,861	175,251
Washington Prime Group, Inc. (A)	1	2
Washington Real Estate Investment Trust	1,739	38,432
Weingarten Realty Investors	2,712	72,980
Welltower, Inc.	8,465	606,348
Weyerhaeuser Company	15,205	541,298
Whitestone REIT	991	9,613
WP Carey, Inc.	3,555	251,552
Xenia Hotels & Resorts, Inc. (A)	2,429	47,366
		25,056,475
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	6,680	528,455
eXp World Holdings, Inc. (A)	2,944	134,099
Five Point Holdings LLC, Class A (A)	2,953	22,325
Forestar Group, Inc. (A)	1,120	26,074
FRP Holdings, Inc. (A)	258	12,699
Jones Lang LaSalle, Inc. (A)	1,017	182,084
Kennedy-Wilson Holdings, Inc.	3,061	61,863
Landmark Infrastructure Partners LP	598	7,074
Marcus & Millichap, Inc. (A)	815	27,466

295

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Maui Land & Pineapple Company, Inc. (A)	514	$5,937
Newmark Group, Inc., Class A	3,854	38,559
Rafael Holdings, Inc., Class B (A)	347	13,852
RE/MAX Holdings, Inc., Class A	431	16,977
Redfin Corp. (A)	1,978	131,715
Tejon Ranch Company (A)	613	10,262
The Howard Hughes Corp. (A)	903	85,902
The RMR Group, Inc., Class A	686	27,996
The St. Joe Company	1,315	56,414
		1,389,753
		26,446,228
Utilities – 2.3%
Electric utilities – 1.4%
ALLETE, Inc.	1,037	69,676
Alliant Energy Corp.	5,065	274,320
American Electric Power Company, Inc.	8,821	747,139
Avangrid, Inc.	6,016	299,657
Duke Energy Corp.	13,401	1,293,599
Edison International	7,481	438,387
Entergy Corp.	3,974	395,294
Evergy, Inc.	4,731	281,636
Eversource Energy	6,262	542,227
Exelon Corp.	18,181	795,237
FirstEnergy Corp.	11,070	384,018
Genie Energy, Ltd., B Shares	706	4,476
Hawaiian Electric Industries, Inc.	2,097	93,170
IDACORP, Inc.	972	97,171
MGE Energy, Inc.	751	53,614
NextEra Energy, Inc.	37,883	2,864,334
NRG Energy, Inc.	4,878	184,047
OGE Energy Corp.	4,136	133,841
Otter Tail Corp.	842	38,875
PG&E Corp. (A)	33,695	394,568
Pinnacle West Capital Corp.	2,031	165,222
PNM Resources, Inc.	1,686	82,698
Portland General Electric Company	1,846	87,630
PPL Corp.	15,073	434,705
Spark Energy, Inc., Class A	849	9,067
The Southern Company	20,090	1,248,794
Xcel Energy, Inc.	9,706	645,546
		12,058,948
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	215,394
Chesapeake Utilities Corp.	361	41,905
National Fuel Gas Company	1,834	91,682
New Jersey Resources Corp.	1,989	79,301
Northwest Natural Holding Company	666	35,931
ONE Gas, Inc.	1,023	78,679
RGC Resources, Inc.	260	5,767
South Jersey Industries, Inc.	1,973	44,550
Southwest Gas Holdings, Inc.	848	58,266
Spire, Inc.	975	72,043
Star Group LP	997	10,558
Suburban Propane Partners LP	1,423	21,089
UGI Corp.	4,392	180,116
		935,281
Independent power and renewable electricity producers – 0.1%
Atlantic Power Corp. (A)	3,277	9,471
Brookfield Renewable Corp., Class A	435	20,358
NextEra Energy Partners LP	1,301	94,817
Ormat Technologies, Inc.	1,076	84,498
Sunnova Energy International, Inc. (A)	1,517	61,924
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
The AES Corp.	13,906	$372,820
Vistra Corp.	10,218	180,654
		824,542
Multi-utilities – 0.6%
Ameren Corp.	4,077	331,705
Avista Corp.	1,415	67,566
Black Hills Corp.	1,306	87,202
CenterPoint Energy, Inc.	10,525	238,391
CMS Energy Corp.	5,182	317,242
Consolidated Edison, Inc.	5,525	413,270
Dominion Energy, Inc.	15,567	1,182,469
DTE Energy Company	3,605	479,970
MDU Resources Group, Inc.	3,916	123,785
NiSource, Inc.	7,730	186,370
NorthWestern Corp.	981	63,961
Public Service Enterprise Group, Inc.	9,192	553,450
Sempra Energy	5,251	696,178
Unitil Corp.	366	16,723
WEC Energy Group, Inc.	5,493	514,090
		5,272,372
Water utilities – 0.1%
American States Water Company	757	57,244
American Water Works Company, Inc.	3,552	532,516
Artesian Resources Corp., Class A	287	11,302
Cadiz, Inc. (A)	752	7,212
California Water Service Group	1,049	59,101
Essential Utilities, Inc.	3,802	170,140
Global Water Resources, Inc.	678	11,058
Middlesex Water Company	325	25,682
Pure Cycle Corp. (A)	700	9,394
SJW Group	625	39,369
The York Water Company	347	16,993
		940,011
		20,031,154
TOTAL COMMON STOCKS (Cost $336,296,922)		$842,236,757
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	26,429
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	10,226
TOTAL PREFERRED SECURITIES (Cost $82,033)		$36,655
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	7,232	6,292
TOTAL RIGHTS (Cost $6,508)		$6,292
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	8
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	1
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $40.17) (A)(C)	46	3
Battalion Oil Corp. (Expiration Date: 8-10-22; Strike Price: $48.28) (A)(C)	57	2

296

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	$368
Eagle Bulk Shipping, Inc. (Expiration Date: 10-15-21; Strike Price: $556.40) (A)	101	5
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $33.04) (A)	24	186
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $37.14) (A)	62	431
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $195.15) (A)	92	4
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22) (A)(D)	196	83
Key Energy Services, Inc. (Expiration Date: 12-15-21; Strike Price: $54.40) (A)	20	1
Oasis Petroleum, Inc. (Expiration Date: 11-19-24; Strike Price: $94.57) (A)	31	555
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	99
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	93
TOTAL WARRANTS (Cost $139,061)		$1,839
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.0470% (E)(F)	547,099	5,473,672
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.8%
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $15,393,000 on 4-1-21, collateralized by $15,706,400 U.S. Treasury Notes, 0.125% due 3-31-23 (valued at $15,700,871)	$15,393,000	$15,393,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,867,094)		$20,866,672
Total Investments (Total Stock Market Index Trust) (Cost $357,391,618) – 100.7%		$863,148,215
Other assets and liabilities, net – (0.7%)		(5,792,900)
TOTAL NET ASSETS – 100.0%		$857,355,315
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $6,119,730. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,044,652 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	27	Long	Jun 2021	$3,120,921	$3,000,375	$(120,546)
S&P 500 Index E-Mini Futures	73	Long	Jun 2021	14,339,905	14,481,010	141,105
						$20,559
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
1.765%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	$45,323	$46,446
1.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	22,837	23,462
2.298%, (1 Year CMT + 2.093%), 12/01/2035 (A)	117,353	122,644
2.409%, (12 month LIBOR + 1.641%), 09/01/2043 (A)	395,421	412,709
2.447%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	30,517	32,002
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.604%, (1 Year CMT + 2.295%), 08/01/2035 (A)	$97,556	$102,818
2.614%, (12 month LIBOR + 1.613%), 05/01/2037 (A)	84,385	88,741
2.727%, (12 month LIBOR + 1.637%), 02/01/2036 (A)	64,104	67,308
2.788%, (1 Year CMT + 2.165%), 11/01/2036 (A)	103,474	108,785

297

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.858%, (1 Year CMT + 2.231%), 05/01/2034 (A)	$109,524	$114,850
Federal National Mortgage Association
1.738%, (6 month LIBOR + 1.488%), 10/01/2035 (A)	178,873	183,220
1.778%, (6 month LIBOR + 1.527%), 02/01/2035 (A)	86,867	90,458
1.850%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	50,235	51,984
1.952%, (12 month LIBOR + 1.440%), 04/01/2035 (A)	373,238	385,089
2.322%, (1 Year CMT + 2.196%), 02/01/2035 (A)	149,761	157,286
2.339%, (1 Year CMT + 2.181%), 01/01/2036 (A)	51,975	54,417
2.346%, (1 Year CMT + 2.197%), 05/01/2036 (A)	240,795	252,392
2.430%, (1 Year CMT + 2.177%), 01/01/2036 (A)	123,070	128,811
2.452%, (12 month LIBOR + 1.547%), 07/01/2035 (A)	203,674	210,597
2.695%, (1 Year CMT + 2.278%), 07/01/2035 (A)	120,093	125,145
2.888%, (1 Year CMT + 2.333%), 05/01/2034 (A)	48,761	51,258
Government National Mortgage Association 2.250%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	343,685	354,471
		3,164,893
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,177,235)		$3,164,893
CORPORATE BONDS – 55.9%
Communication services – 2.7%
AT&T, Inc. 3.000%, 06/30/2022	3,200,000	3,289,020
Charter Communications Operating LLC 4.464%, 07/23/2022	2,000,000	2,085,909
Verizon Communications, Inc. 0.750%, 03/22/2024 (B)	3,000,000	3,003,293
		8,378,222
Consumer discretionary – 7.8%
American Honda Finance Corp. 3.375%, 12/10/2021	2,000,000	2,042,659
BMW US Capital LLC 3.100%, 04/12/2021 (C)	3,000,000	3,001,684
Cox Communications, Inc. 2.950%, 06/30/2023 (C)	3,000,000	3,136,412
Daimler Finance North America LLC 2.850%, 01/06/2022 (C)	2,000,000	2,035,362
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,123,952
General Motors Financial Company, Inc. 3.200%, 07/06/2021	3,000,000	3,013,026
The TJX Companies, Inc. 2.750%, 06/15/2021	3,000,000	3,002,128
Toyota Motor Credit Corp. 1.150%, 05/26/2022	2,000,000	2,021,615
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (C)	$3,000,000	$3,152,154
		24,528,992
Consumer staples – 1.9%
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021	3,000,000	3,013,559
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,870,544
		5,884,103
Energy – 3.0%
Energy Transfer Operating LP 4.500%, 11/01/2023	3,000,000	3,229,245
Halliburton Company 3.250%, 11/15/2021	3,000,000	3,030,916
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,266,965
		9,527,126
Financials – 26.9%
Alexander Funding Trust 1.841%, 11/15/2023 (C)	3,000,000	3,039,894
American Express Credit Corp. 2.250%, 05/05/2021	3,000,000	3,000,000
Athene Global Funding 0.950%, 01/08/2024 (C)	3,000,000	2,997,773
Bank of America Corp.
2.503%, 10/21/2022	1,500,000	1,517,745
4.000%, 04/01/2024	2,000,000	2,185,644
Bank of Montreal 2.900%, 03/26/2022	2,000,000	2,051,575
BNP Paribas SA 2.950%, 05/23/2022 (C)	2,000,000	2,056,582
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,435,117
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023	3,000,000	3,090,168
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,005,040
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,124,608
Danske Bank A/S 2.000%, 09/08/2021 (C)	2,000,000	2,014,319
Fifth Third Bank NA 2.250%, 06/14/2021	3,000,000	3,006,682
ING Groep NV 3.150%, 03/29/2022	2,000,000	2,055,111
KeyBank NA 3.300%, 02/01/2022	2,000,000	2,050,276
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,039,158
MassMutual Global Funding II 2.000%, 04/15/2021 (C)	2,000,000	2,000,985
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (C)	3,000,000	3,072,009
Morgan Stanley 2.500%, 04/21/2021	3,000,000	3,002,940
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024	3,000,000	3,189,345
NatWest Markets PLC 3.625%, 09/29/2022 (C)	5,000,000	5,228,783

298

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nordea Bank ABP 2.250%, 05/27/2021 (C)	$2,000,000	$2,006,005
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,171,856
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,210,072
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,084,007
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,087,076
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	2,000,000	2,050,507
Truist Bank 2.625%, 01/15/2022	3,000,000	3,050,477
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,048,685
UBS Group AG 3.000%, 04/15/2021 (C)	3,000,000	3,002,323
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,244,097
		84,118,859
Health care – 2.9%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,066,493
AbbVie, Inc. 2.300%, 05/14/2021	2,000,000	2,000,927
Bayer US Finance LLC 3.000%, 10/08/2021 (C)	2,000,000	2,026,220
Bristol-Myers Squibb Company 2.250%, 08/15/2021	2,000,000	2,014,385
		9,108,025
Industrials – 3.5%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	2,083,889
Caterpillar Financial Services Corp. 2.650%, 05/17/2021	2,000,000	2,005,834
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,592,164
IHS Markit, Ltd. 5.000%, 11/01/2022 (C)	2,000,000	2,106,753
The Boeing Company 2.300%, 08/01/2021	2,000,000	2,013,054
		10,801,694
Information technology – 3.7%
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,103,824
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,915,806
NXP BV 4.875%, 03/01/2024 (C)	3,000,000	3,334,368
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,106,623
		11,460,621
Materials – 1.6%
Graphic Packaging International LLC 0.821%, 04/15/2024 (C)	3,000,000	2,991,362
Syngenta Finance NV 3.933%, 04/23/2021 (C)	1,880,000	1,883,474
		4,874,836
Utilities – 1.9%
Eversource Energy 2.800%, 05/01/2023	2,000,000	2,081,638
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp. 4.750%, 03/15/2023	$1,675,000	$1,764,981
Southern California Edison Company 2.400%, 02/01/2022	2,000,000	2,026,325
		5,872,944
TOTAL CORPORATE BONDS (Cost $173,274,132)		$174,555,422
MUNICIPAL BONDS – 0.7%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	2,029,785
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,029,785
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.2%
Commercial and residential – 1.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (C)(D)	912,474	916,083
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (C)(D)	2,051,561	2,074,591
		2,990,674
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.459%, 04/25/2042 (A)	738,308	740,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,703,915)		$3,731,078
ASSET BACKED SECURITIES – 19.6%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	805,000	814,732
Series 2019-4, Class A3 1.840%, 06/17/2024	3,000,000	3,036,573
Ally Master Owner Trust Series 2018-2, Class A 3.290%, 05/15/2023	3,000,000	3,011,252
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (C)	2,500,000	2,529,396
Capital One Multi-Asset Execution Trust Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,501,527
CarMax Auto Owner Trust
Series 2017-3, Class A4 2.220%, 11/15/2022	270,078	271,442
Series 2017-4, Class A4 2.330%, 05/15/2023	1,225,000	1,236,138
Series 2018-1, Class A4 2.640%, 06/15/2023	505,000	514,299
Series 2018-4, Class A3 3.360%, 09/15/2023	698,847	712,125
Series 2019-1, Class A3 3.050%, 03/15/2024	1,561,013	1,590,619
Series 2020-2, Class A2A 1.750%, 01/17/2023	281,005	281,933
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (C)	1,140,000	1,179,359

299

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) 1.691%, 12/31/2027 (A)(C)	$1,605,000	$1,605,096
DLL LLC Series 2019-MT3, Class A2 2.130%, 01/20/2022 (C)	964,513	966,079
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (C)	94,451	95,222
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (C)	1,140,000	1,205,163
Series 2019-2, Class A 2.830%, 10/16/2023 (C)	1,635,678	1,651,586
Ford Credit Auto Lease Trust Series 2020-A, Class A3 1.850%, 03/15/2023	983,000	992,103
Ford Credit Auto Owner Trust
Series 2016-2, Class A 2.030%, 12/15/2027 (C)	2,000,000	2,007,027
Series 2018-A, Class A3 3.030%, 11/15/2022	851,623	856,804
Series 2020-A, Class A2 1.030%, 10/15/2022	1,115,480	1,117,766
Ford Credit Floorplan Master Owner Trust Series 2018-1, Class A1 2.950%, 05/15/2023	1,960,000	1,965,605
GM Financial Automobile Leasing Trust Series 2019-3, Class A3 2.030%, 06/20/2022	1,073,639	1,078,494
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3 2.320%, 07/18/2022	164,186	164,573
Series 2018-1, Class A4 2.460%, 07/17/2023	1,090,000	1,100,426
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.670%, 09/25/2021 (C)	286,956	287,794
Honda Auto Receivables Owner Trust
Series 2018-3, Class A3 2.950%, 08/22/2022	608,719	613,766
Series 2020-2, Class A2 0.740%, 11/15/2022	218,629	219,016
HPEFS Equipment Trust
Series 2019-1A, Class A3 2.210%, 09/20/2029 (C)	1,000,000	1,006,722
Series 2020-2A, Class A2 0.650%, 07/22/2030 (C)	1,940,607	1,943,327
Nissan Auto Lease Trust
Series 2019-A, Class A3 2.760%, 03/15/2022	907,970	911,874
Series 2019-A, Class A4 2.780%, 07/15/2024	360,000	363,372
Series 2019-B, Class A4 2.290%, 04/15/2025	462,000	467,976
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A4 2.110%, 05/15/2023	477,318	478,209
Series 2018-A, Class A4 2.890%, 06/17/2024	4,115,000	4,179,189
Series 2018-B, Class A3 3.060%, 03/15/2023	771,438	780,379
Series 2019-A, Class A3 2.900%, 10/16/2023	2,272,281	2,308,455
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust (continued)
Series 2019-B, Class A3 2.500%, 11/15/2023	$2,774,956	$2,819,810
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (C)	799,905	806,427
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (C)	541,805	547,482
Tesla Auto Lease Trust Series 2018-B, Class A 3.710%, 08/20/2021 (C)	659,911	661,352
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3 2.960%, 09/15/2022	615,618	619,866
Series 2019-C, Class A2A 2.000%, 04/15/2022	34,736	34,775
Series 2020-B, Class A2 1.380%, 12/15/2022	336,919	338,185
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 2.709%, 08/15/2047 (C)	278,188	278,368
Verizon Owner Trust Series 2018-A, Class A1A 3.230%, 04/20/2023	806,205	814,127
Westlake Automobile Receivables Trust
Series 2018-3A, Class C 3.610%, 10/16/2023 (C)	2,595,058	2,611,129
Series 2019-2A, Class C 2.840%, 07/15/2024 (C)	1,000,000	1,021,075
World Omni Auto Receivables Trust
Series 2017-A, Class A4 2.240%, 06/15/2023	3,067,000	3,078,916
Series 2017-B, Class A3 1.950%, 02/15/2023	783,909	788,145
Series 2018-C, Class A3 3.130%, 11/15/2023	459,763	466,176
Series 2018-D, Class A3 3.330%, 04/15/2024	449,152	457,367
Series 2020-A, Class A2A 1.020%, 06/15/2023	161,754	162,168
World Omni Automobile Lease Securitization Trust Series 2019-A, Class A3 2.940%, 05/16/2022	728,249	732,510
TOTAL ASSET BACKED SECURITIES (Cost $61,534,416)		$61,283,296
SHORT-TERM INVESTMENTS – 26.4%
U.S. Government – 22.0%
U.S. Treasury Bill
0.029%, 05/13/2021 *	21,000,000	20,999,510
0.037%, 04/22/2021 *	22,000,000	21,999,872
0.038%, 06/03/2021 (B)*	13,000,000	12,999,659
0.055%, 04/01/2021 *	12,460,000	12,460,000
		68,459,041
Short-term funds – 4.4%
John Hancock Collateral Trust, 0.0470% (E)(F)	1,381,464	13,821,409
TOTAL SHORT-TERM INVESTMENTS (Cost $82,280,240)		$82,280,450
Total Investments (Ultra Short Term Bond Trust) (Cost $325,969,938) – 104.8%		$327,044,924
Other assets and liabilities, net – (4.8%)		(15,041,605)
TOTAL NET ASSETS – 100.0%		$312,003,319

300

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 3-31-21. The value of securities on loan amounted to $13,544,252.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,479,740 or 23.2% of the fund's net assets as of 3-31-21.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
301

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The following portfolios had the following country composition as a percentage of net assets on 3-31-21:
Blue Chip Growth Trust
United States	89.1%
China	5.7%
Singapore	1.6%
Canada	1.1%
Other countries	2.5%
TOTAL	100.0%
Capital Appreciation Trust
United States	83.2%
Canada	5.1%
France	4.4%
Taiwan	2.0%
Netherlands	2.0%
Sweden	1.3%
Australia	1.1%
Other countries	0.9%
TOTAL	100.0%
Equity Income Trust
United States	89.6%
France	3.0%
Switzerland	2.3%
Ireland	1.4%
Germany	1.3%
Canada	1.0%
Other countries	1.4%
TOTAL	100.0%
Financial Industries Trust
United States	83.8%
United Kingdom	3.7%
Canada	3.6%
Bermuda	2.0%
Switzerland	1.6%
Netherlands	1.4%
Denmark	1.1%
Other countries	2.8%
TOTAL	100.0%
Health Sciences Trust
United States	88.5%
Germany	2.7%
Switzerland	1.8%
United Kingdom	1.8%
Netherlands	1.4%
China	1.3%
Denmark	1.0%
Other countries	1.5%
TOTAL	100.0%
High Yield Trust
United States	80.9%
Cayman Islands	6.2%
Canada	4.2%
Luxembourg	1.4%
France	1.0%
Other countries	6.3%
TOTAL	100.0%
Mid Value Trust
United States	82.7%
Canada	6.6%
United Kingdom	1.8%
Ireland	1.5%
Belgium	1.3%
Other countries	6.1%
TOTAL	100.0%
Science & Technology Trust
United States	78.6%
China	6.2%
Germany	5.2%
South Korea	4.4%
Russia	1.4%
Other countries	4.2%
TOTAL	100.0%
Small Cap Value Trust
United States	89.3%
United Kingdom	5.0%
Bermuda	1.9%
Luxembourg	1.5%
India	1.1%
Other countries	1.2%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.3%
Japan	7.7%
United Kingdom	4.3%
France	3.3%
Switzerland	3.2%
Germany	2.9%
Australia	2.3%
Netherlands	1.8%
Sweden	1.1%
Ireland	1.0%
Other countries	5.1%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	59.8%
Canada	6.6%
Indonesia	3.6%
Luxembourg	2.3%
United Kingdom	2.1%
Brazil	1.9%
Supranational	1.8%
Norway	1.7%
Malaysia	1.4%
Mexico	1.3%
Other countries	17.5%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets, unless otherwise indicated, on 3-31-21:

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2021 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
Financials	23.4%
Industrials	17.7%
Consumer discretionary	14.0%
Information technology	11.0%
Materials	10.8%
Health care	6.9%
Energy	4.8%
Communication services	4.3%
Consumer staples	4.1%
Utilities	0.9%
Real estate	0.4%
Short-term investments and other	1.7%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	26.6%
Materials	14.0%
Information technology	12.1%
Consumer discretionary	9.8%
Industrials	9.5%
Energy	9.0%
Real estate	6.7%
Communication services	3.4%
Health care	3.1%
Consumer staples	3.0%
Utilities	1.7%
Short-term investments and other	1.1%
TOTAL	100.0%
Global Trust (as a percentage of total investments)

Information technology	19.2%
Consumer staples	14.7%
Industrials	12.0%
Communication services	11.9%
Health care	11.8%
Financials	11.6%
Consumer discretionary	10.4%
Materials	5.7%
Energy	1.4%
Real estate	1.0%
Short-term investments	0.3%
TOTAL	100.0%
International Equity Index Trust
Financials	18.2%
Consumer discretionary	13.4%
Information technology	12.4%
Industrials	11.6%
Health care	8.7%
Consumer staples	8.3%
Materials	8.0%
Communication services	6.8%
Energy	4.5%
Utilities	3.1%
Real estate	2.6%
Short-term investments and other	2.4%
TOTAL	100.0%
International Small Company Trust
Industrials	24.9%
Financials	13.2%
Consumer discretionary	12.7%
Materials	11.8%
Information technology	9.5%
Consumer staples	5.4%
Health care	4.9%
Real estate	4.7%
Communication services	4.1%
Energy	4.1%
Utilities	3.5%
Short-term investments and other	1.2%
TOTAL	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$6,977,849,479	$6,977,849,479	—	—
Short-term investments	230,774,499	2,883,314	$227,891,185	—
Total investments in securities	$7,208,623,978	$6,980,732,793	$227,891,185	—
Derivatives:
Assets
Futures	$2,445,167	$2,445,167	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$226,314,947	—	$226,314,947	—
Foreign government obligations	4,794,307	—	4,794,307	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$345,685,064	—	$345,685,064	—
Capital preferred securities	1,427,669	—	1,427,669	—
Municipal bonds	4,561,214	—	4,561,214	—
Collateralized mortgage obligations	52,501,315	—	52,501,315	—
Asset backed securities	47,599,620	—	47,599,620	—
Common stocks	60,769	$54,362	6,407	—
Preferred securities	1,372,567	1,172,019	200,548	—
Warrants	16,389	—	16,389	—
Short-term investments	117,453,481	97,674,481	19,779,000	—
Total investments in securities	$801,787,342	$98,900,862	$702,886,480	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,431,441,576	$1,431,441,576	—	—
Total investments in securities	$1,431,441,576	$1,431,441,576	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$245,190,164	$245,190,164	—	—
Total investments in securities	$245,190,164	$245,190,164	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,044,807,466	$1,044,807,466	—	—
Total investments in securities	$1,044,807,466	$1,044,807,466	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,043,900,898	$1,043,900,898	—	—
Total investments in securities	$1,043,900,898	$1,043,900,898	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$513,954,065	$513,954,065	—	—
Total investments in securities	$513,954,065	$513,954,065	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$585,284,283	$518,979,026	$66,305,257	—
Consumer discretionary	462,322,053	462,322,053	—	—
Consumer staples	976,383	976,383	—	—
Financials	75,459,263	75,459,263	—	—
Health care	274,025,085	274,025,085	—	—
Industrials	52,914,616	52,914,616	—	—
Information technology	847,382,607	847,382,607	—	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Materials	$13,188,079	$13,188,079	—	—
Short-term investments	24,172,950	24,172,950	—	—
Total investments in securities	$2,335,725,319	$2,269,420,062	$66,305,257	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$119,897,274	$119,897,274	—	—
Consumer discretionary	190,775,455	166,491,485	$24,283,970	—
Consumer staples	23,361,610	23,361,610	—	—
Financials	7,384,645	7,384,645	—	—
Health care	26,103,724	26,103,724	—	—
Industrials	31,093,883	24,653,527	6,440,356	—
Information technology	295,401,081	279,402,153	15,998,928	—
Short-term investments	7,685,253	7,685,253	—	—
Total investments in securities	$701,702,925	$654,979,671	$46,723,254	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$319,298,912	$319,298,912	—	—
Preferred securities	5,801,048	5,801,048	—	—
Corporate bonds	37,825,004	—	$37,825,004	—
Term loans	33,887,824	—	33,887,824	—
Asset backed securities	1,601,223	—	1,601,223	—
Short-term investments	71,754,495	66,701,495	5,053,000	—
Total investments in securities	$470,168,506	$391,801,455	$78,367,051	—
Derivatives:
Liabilities
Written options	$(4,231,792)	—	$(4,231,792)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$591,701,888	—	$591,701,888	—
Foreign government obligations	13,158,919	—	13,158,919	—
Corporate bonds	306,567,208	—	306,567,208	—
Municipal bonds	4,354,905	—	4,354,905	—
Collateralized mortgage obligations	81,110,955	—	81,110,955	—
Asset backed securities	90,292,433	—	90,292,433	—
Short-term investments	70,281,667	$70,281,667	—	—
Total investments in securities	$1,157,467,975	$70,281,667	$1,087,186,308	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Australia	$2,512,945	—	$2,512,945	—
Austria	1,520,225	—	1,520,225	—
Bermuda	4,840,721	$4,840,721	—	—
Canada	7,516,044	7,516,044	—	—
China	2,876,936	—	2,876,936	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
Finland	$8,126,405	—	$8,126,405	—
France	49,286,543	—	49,286,543	—
Germany	27,180,544	—	27,180,544	—
Greece	1,786,476	—	1,786,476	—
Hong Kong	3,962,150	—	3,962,150	—
Hungary	1,423,456	—	1,423,456	—
India	1,217,325	$1,217,325	—	—
Ireland	2,945,228	—	2,945,228	—
Isle of Man	3,089,366	—	3,089,366	—
Italy	2,922,663	—	2,922,663	—
Japan	62,652,032	—	62,652,032	—
Macau	2,179,769	—	2,179,769	—
Netherlands	16,509,561	—	16,509,561	—
Norway	4,803,207	—	4,803,207	—
Singapore	1,976,896	—	1,976,896	—
South Korea	25,259,551	1,722,032	23,537,519	—
Spain	1,996,237	—	1,996,237	—
Sweden	9,442,495	—	9,442,495	—
Switzerland	27,669,537	—	27,669,537	—
Taiwan	2,253,014	—	2,253,014	—
United Kingdom	25,086,759	6,378,623	18,708,136	—
United States	7,315,100	7,315,100	—	—
Preferred securities	4,385,814	—	4,385,814	—
Short-term investments	9,077,591	9,077,591	—	—
Total investments in securities	$321,814,590	$38,067,436	$283,747,154	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$159,638	—	$159,638	—
Belgium	33,248	—	33,248	—
Brazil	7,440,374	$7,440,374	—	—
Canada	124,625	124,625	—	—
Chile	1,384,849	—	1,384,849	—
China	68,879,230	10,171,335	58,670,447	$37,448
Colombia	290,108	290,108	—	—
Czech Republic	300,479	—	300,479	—
Greece	648,047	—	648,047	—
Hong Kong	16,779,446	—	16,742,947	36,499
Hungary	390,042	—	390,042	—
India	29,911,031	1,052,312	28,833,676	25,043
Indonesia	3,281,580	—	3,251,361	30,219
Malaysia	4,381,617	—	4,381,617	—
Mexico	5,640,108	5,640,108	—	—
Philippines	2,185,172	—	2,185,050	122
Poland	1,555,420	—	1,555,420	—
Qatar	730,366	—	730,366	—
Russia	3,233,427	—	3,233,427	—
Saudi Arabia	1,924,169	—	1,924,169	—
South Africa	9,961,930	616,138	9,345,792	—
South Korea	37,005,117	4,016,440	32,988,677	—
Taiwan	41,429,666	—	41,429,666	—
Thailand	5,482,189	—	5,482,189	—
Turkey	1,223,629	—	1,223,001	628
Ukraine	104,661	—	104,661	—
United Arab Emirates	561,690	—	561,690	—
United States	280,417	162,990	117,427	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Preferred securities	$3,700,047	$3,700,047	—	—
Rights	338	—	$338	—
Short-term investments	3,382,964	3,382,964	—	—
Total investments in securities	$252,405,624	$36,597,441	$215,678,224	$129,959
Derivatives:
Liabilities
Futures	$(29,922)	$(29,922)	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$89,579,919	$89,579,919	—	—
Consumer discretionary	78,293,617	78,293,617	—	—
Consumer staples	118,161,583	118,161,583	—	—
Energy	107,902,831	77,692,675	$30,210,156	—
Financials	368,232,136	368,232,136	—	—
Health care	198,673,635	186,600,982	12,072,653	—
Industrials	203,813,213	203,813,213	—	—
Information technology	155,745,318	155,745,318	—	—
Materials	101,870,061	96,695,948	5,174,113	—
Real estate	75,828,136	75,828,136	—	—
Utilities	126,988,556	126,988,556	—	—
Preferred securities	21,481,661	21,481,661	—	—
Convertible bonds	5,219,625	—	5,219,625	—
Short-term investments	22,665,494	22,665,494	—	—
Total investments in securities	$1,674,455,785	$1,621,779,238	$52,676,547	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$71,716,780	$68,165,977	$3,550,803	—
Capital markets	21,321,101	18,623,097	2,698,004	—
Consumer finance	7,612,718	7,612,718	—	—
Diversified financial services	10,723,025	9,334,282	1,388,743	—
Insurance	29,014,351	29,014,351	—	—
Thrifts and mortgage finance	1,765,104	1,765,104	—	—
Industrials
Professional services	2,231,241	2,231,241	—	—
Information technology
IT services	7,726,554	5,385,811	2,340,743	—
Real estate
Equity real estate investment trusts	7,415,305	6,035,837	1,379,468	—
Real estate management and development	765,779	—	765,779	—
Short-term investments	2,652,000	—	2,652,000	—
Total investments in securities	$162,943,958	$148,168,418	$14,775,540	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$373,739,202	$373,739,202	—	—
Consumer discretionary	458,160,535	399,581,902	$58,578,633	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Consumer staples	$195,542,604	$176,930,735	$18,611,869	—
Energy	124,344,649	124,344,649	—	—
Financials	397,611,425	397,611,425	—	—
Health care	132,378,245	132,378,245	—	—
Industrials	218,693,965	218,693,965	—	—
Information technology	314,350,366	284,086,874	30,263,492	—
Real estate	88,474,102	88,474,102	—	—
Total investments in securities	$2,303,295,093	$2,195,841,099	$107,453,994	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$83,666,719	$83,666,719	—	—
Consumer discretionary	63,145,721	56,222,622	$6,923,099	—
Consumer staples	60,532,258	37,308,013	23,224,245	—
Energy	78,302,611	78,302,611	—	—
Financials	180,844,623	180,844,623	—	—
Health care	77,716,139	77,716,139	—	—
Industrials	96,406,429	96,406,429	—	—
Information technology	64,133,169	52,754,083	11,379,086	—
Materials	7,218,677	7,218,677	—	—
Real estate	17,306,988	17,306,988	—	—
Total investments in securities	$729,273,334	$687,746,904	$41,526,430	—

Global Trust
Investments in securities:
Assets
Common stocks
France	$32,072,427	—	$32,072,427	—
Ireland	12,853,626	$2,695,095	10,158,531	—
Japan	13,280,343	—	13,280,343	—
Netherlands	29,228,258	—	29,228,258	—
Switzerland	10,865,228	4,852,838	6,012,390	—
United Kingdom	40,083,311	—	40,083,311	—
United States	195,165,917	195,165,917	—	—
Preferred securities	10,340,505	—	10,340,505	—
Escrow certificates	11,199	—	—	$11,199
Short-term investments	1,001,748	1,001,748	—	—
Total investments in securities	$344,902,562	$203,715,598	$141,175,765	$11,199
Derivatives:
Assets
Forward foreign currency contracts	$211,597	—	$211,597	—
Liabilities
Forward foreign currency contracts	(129,623)	—	(129,623)	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$385,947	—	—	$385,947
Consumer staples	31,762	$31,762	—	—
Financials	1,158,172	1,158,172	—	—
Health care	308,918,135	295,404,491	$12,971,366	542,278
Information technology	335,052	335,052	—	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust (continued)
Materials	$282,680	$282,680	—	—
Preferred securities
Consumer discretionary	861,820	—	—	$861,820
Health care	1,971,301	—	$1,971,301	—
Information technology	953,704	—	—	953,704
Warrants	15,817	15,817	—	—
Short-term investments	1,803,626	1,803,626	—	—
Total investments in securities	$316,718,016	$299,031,600	$14,942,667	$2,743,749

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,171,541	—	$1,171,541	—
Corporate bonds	154,199,221	—	154,199,221	—
Convertible bonds	2,777,409	—	2,777,409	—
Term loans	16,545,915	—	16,117,748	$428,167
Asset backed securities	9,328,260	—	9,328,260	—
Common stocks	1,664,371	$1,637,909	—	26,462
Preferred securities	2,789,023	2,240,171	—	548,852
Short-term investments	8,757,317	8,757,317	—	—
Total investments in securities	$197,233,057	$12,635,397	$183,594,179	$1,003,481
Derivatives:
Assets
Swap contracts	$38,976	—	$38,976	—
Liabilities
Futures	(137,101)	$(137,101)	—	—
Forward foreign currency contracts	(24,435)	—	(24,435)	—
Swap contracts	(26,452)	—	(26,452)	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$25,893	$25,893	—	—
Australia	40,337,390	—	$40,337,390	—
Austria	1,119,868	—	1,119,868	—
Belgium	4,891,510	—	4,891,510	—
Brazil	8,671,132	8,671,132	—	—
Canada	59,192,084	58,780,936	411,148	—
Chile	1,100,177	660,335	439,842	—
China	91,396,659	29,973,001	61,423,658	—
Colombia	244,856	244,856	—	—
Czech Republic	329,124	—	329,124	—
Denmark	13,338,155	—	13,338,155	—
Egypt	190,390	—	190,390	—
Finland	6,796,807	—	6,796,807	—
France	59,994,974	—	59,994,974	—
Germany	48,676,478	—	48,676,478	—
Greece	368,970	—	365,682	$3,288
Hong Kong	24,749,518	196,728	24,540,934	11,856
Hungary	539,893	—	539,893	—
India	25,104,125	4,009,986	21,094,139	—
Indonesia	3,333,622	8,463	3,325,159	—
Ireland	5,849,583	—	5,849,583	—
Isle of Man	475,787	—	475,787	—
Israel	3,121,768	1,064,566	2,057,202	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Italy	$11,822,134	—	$11,822,134	—
Japan	138,854,733	—	138,854,733	—
Jordan	158,795	—	158,795	—
Luxembourg	1,780,994	—	1,780,994	—
Macau	526,469	—	526,469	—
Malaysia	3,821,159	—	3,821,159	—
Mexico	4,546,027	$4,472,026	74,001	—
Netherlands	30,309,938	—	30,309,938	—
New Zealand	1,812,665	—	1,812,665	—
Norway	3,766,624	—	3,766,624	—
Peru	608,351	608,351	—	—
Philippines	1,722,669	—	1,722,669	—
Poland	1,759,823	—	1,759,823	—
Portugal	864,173	—	864,173	—
Romania	95,017	—	95,017	—
Russia	7,648,066	5,934,839	1,713,227	—
Saudi Arabia	7,259,171	—	7,259,171	—
Singapore	6,456,710	—	6,456,710	—
South Africa	9,963,753	—	9,963,753	—
South Korea	33,561,219	101,022	33,460,197	—
Spain	13,753,052	76,408	13,676,644	—
Sweden	18,800,902	—	18,800,902	—
Switzerland	53,692,152	—	53,692,152	—
Taiwan	35,839,823	—	35,839,823	—
Thailand	4,821,808	—	4,821,808	—
Turkey	783,850	—	783,850	—
United Arab Emirates	1,793	—	1,793	—
United Kingdom	69,555,156	—	69,555,156	—
United States	597,241	597,241	—	—
Uruguay	249,132	249,132	—	—
Preferred securities
Brazil	2,930,186	2,930,186	—	—
Germany	3,942,610	—	3,942,610	—
South Korea	2,032,182	—	2,032,182	—
Rights	4,106	4,036	70	—
Short-term investments	33,771,115	33,771,115	—	—
Total investments in securities	$907,962,361	$152,380,252	$755,566,965	$15,144
Derivatives:
Liabilities
Futures	$(346,409)	$(346,409)	—	—

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$8,361,166	$47,468	$8,292,758	$20,940
Austria	2,219,608	—	2,219,608	—
Belgium	1,742,253	—	1,742,253	—
Bermuda	98,682	—	98,682	—
Cambodia	47,422	—	47,422	—
Canada	13,447,831	13,447,819	11	1
China	109,147	—	109,147	—
Denmark	2,459,513	—	2,459,513	—
Finland	3,063,210	—	3,063,210	—
France	4,785,172	—	4,782,879	2,293
Gabon	3,317	—	3,317	—
Georgia	50,148	—	50,148	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Germany	$7,491,857	—	$7,491,857	—
Gibraltar	66,551	—	66,551	—
Greece	71	—	—	$71
Guernsey, Channel Islands	19,432	—	19,432	—
Hong Kong	2,951,153	—	2,925,464	25,689
Ireland	758,643	—	758,643	—
Isle of Man	121,732	—	121,732	—
Israel	1,634,368	$18,991	1,615,377	—
Italy	4,066,895	—	4,066,895	—
Japan	25,384,649	—	25,384,649	—
Jersey, Channel Islands	130,992	—	130,992	—
Liechtenstein	64,118	—	64,118	—
Luxembourg	630,819	—	630,819	—
Malaysia	194,191	—	194,191	—
Malta	177,424	—	177,424	—
Monaco	182,351	182,351	—	—
Netherlands	3,407,490	44,207	3,363,283	—
New Zealand	727,720	—	727,720	—
Norway	1,266,735	—	1,266,735	—
Peru	44,606	—	44,606	—
Portugal	339,810	—	339,810	—
Russia	62,313	—	62,313	—
Singapore	1,573,126	—	1,526,570	46,556
South Africa	127,168	—	127,168	—
Spain	2,572,320	—	2,572,320	—
Sweden	4,428,532	—	4,428,532	—
Switzerland	7,541,738	—	7,541,738	—
United Kingdom	16,485,869	—	16,481,173	4,696
United States	746,896	329,083	417,813	—
Preferred securities	387,045	—	387,045	—
Rights	357	273	84	—
Short-term investments	5,742,431	5,742,431	—	—
Total investments in securities	$125,716,871	$19,812,623	$105,804,002	$100,246
Derivatives:
Liabilities
Futures	$(2,205)	$(2,205)	—	—

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$182,342,625	—	$182,342,625	—
Foreign government obligations	11,070,904	—	11,070,904	—
Corporate bonds	86,038,995	—	86,038,995	—
Municipal bonds	6,046,178	—	6,046,178	—
Term loans	8,378,990	—	8,378,990	—
Collateralized mortgage obligations	40,252,302	—	40,252,302	—
Asset backed securities	17,899,976	—	17,899,976	—
Common stocks	8,300	—	8,300	—
Purchased options	372,450	—	372,450	—
Short-term investments	17,741,697	$1,641,697	16,100,000	—
Total investments in securities	$370,152,417	$1,641,697	$368,510,720	—
Derivatives:
Assets
Futures	$1,004,741	$1,004,741	—	—
Forward foreign currency contracts	79,442	—	$79,442	—
Swap contracts	1,407,104	—	1,407,104	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Liabilities
Futures	$(16,089)	$(16,089)	—	—
Forward foreign currency contracts	(143)	—	$(143)	—
Written options	(224,145)	—	(224,145)	—
Swap contracts	(1,160,415)	—	(1,160,415)	—

Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$31,254,464	$31,254,464	—	—
Unaffiliated investment companies	6,634,417	6,634,417	—	—
Short-term investments	24,573	24,573	—	—
Total investments in securities	$37,913,454	$37,913,454	—	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,157,598,705	$1,157,598,705	—	—
Total investments in securities	$1,157,598,705	$1,157,598,705	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$234,240,407	$234,240,407	—	—
Total investments in securities	$234,240,407	$234,240,407	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,373,384,355	$6,373,384,355	—	—
Short-term investments	300	300	—	—
Total investments in securities	$6,373,384,655	$6,373,384,655	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$356,643,959	$356,643,959	—	—
Total investments in securities	$356,643,959	$356,643,959	—	—

Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$292,068,651	$292,068,651	—	—
Unaffiliated investment companies	47,517,010	47,517,010	—	—
Short-term investments	2,488,319	2,488,319	—	—
Total investments in securities	$342,073,980	$342,073,980	—	—
Derivatives:
Assets
Futures	$233,877	$233,877	—	—
Liabilities

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Aggressive Portfolio (continued)
Futures	$(209,002)	$(209,002)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,725,988,196	$5,725,988,196	—	—
Unaffiliated investment companies	97,829,257	97,829,257	—	—
U.S. Government and Agency obligations	2,499,711	—	$2,499,711	—
Short-term investments	29,335,641	4,238,890	25,096,751	—
Total investments in securities	$5,855,652,805	$5,828,056,343	$27,596,462	—
Derivatives:
Assets
Futures	$4,148,397	$4,148,397	—	—
Liabilities
Futures	(470,056)	(470,056)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$937,570,548	$937,570,548	—	—
Unaffiliated investment companies	7,947,408	7,947,408	—	—
U.S. Government and Agency obligations	2,000,046	—	$2,000,046	—
Short-term investments	3,703,011	2,703,047	999,964	—
Total investments in securities	$951,221,013	$948,221,003	$3,000,010	—
Derivatives:
Assets
Futures	$245,282	$245,282	—	—
Liabilities
Futures	(108,801)	(108,801)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,886,782,930	$6,886,782,930	—	—
Unaffiliated investment companies	151,812,068	151,812,068	—	—
U.S. Government and Agency obligations	4,999,423	—	$4,999,423	—
Short-term investments	55,759,481	6,609,530	49,149,951	—
Total investments in securities	$7,099,353,902	$7,045,204,528	$54,149,374	—
Derivatives:
Assets
Futures	$509,035	$509,035	—	—
Liabilities
Futures	(701,915)	(701,915)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,628,861,021	$1,628,861,021	—	—
Unaffiliated investment companies	28,561,328	28,561,328	—	—
U.S. Government and Agency obligations	3,000,069	—	$3,000,069	—
Short-term investments	7,247,232	7,247,232	—	—
Total investments in securities	$1,667,669,650	$1,664,669,581	$3,000,069	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Moderate Portfolio (continued)
Derivatives:
Assets
Futures	$1,086,512	$1,086,512	—	—
Liabilities
Futures	(285,624)	(285,624)	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,395,126,798	$1,395,126,798	—	—
Short-term investments	35,919,599	81,258	$35,838,341	—
Total investments in securities	$1,431,046,397	$1,395,208,056	$35,838,341	—
Derivatives:
Liabilities
Futures	$(199,182)	$(199,182)	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$77,933,730	$77,933,730	—	—
Consumer discretionary	316,376,456	283,056,978	$32,571,882	$747,596
Consumer staples	20,854,169	20,854,169	—	—
Financials	47,634,704	47,634,704	—	—
Health care	194,705,837	194,705,837	—	—
Industrials	86,307,278	86,307,278	—	—
Information technology	205,026,338	204,955,488	—	70,850
Preferred securities	12,784,390	—	—	12,784,390
Short-term investments	33,658,579	23,758,579	9,900,000	—
Total investments in securities	$995,281,481	$939,206,763	$42,471,882	$13,602,836
Unrealized appreciation on unfunded commitments	$1,190,204	—	—	$1,190,204

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$30,128,988	$30,128,988	—	—
Consumer discretionary	19,426,874	16,279,493	$3,147,381	—
Consumer staples	52,900,800	49,085,061	3,815,739	—
Energy	80,223,208	73,712,431	6,510,777	—
Financials	106,200,259	99,708,920	6,491,339	—
Health care	105,153,950	102,237,202	2,916,748	—
Industrials	53,717,760	53,007,043	710,717	—
Information technology	17,736,773	17,736,773	—	—
Materials	62,972,698	58,346,152	4,626,546	—
Real estate	44,037,660	44,037,660	—	—
Utilities	39,606,579	39,606,579	—	—
Preferred securities	1,608,865	1,608,865	—	—
Corporate bonds	1,369,920	—	1,369,920	—
Term loans	88,275	—	88,275	—
Short-term investments	44,669,384	44,669,384	—	—
Total investments in securities	$659,841,993	$630,164,551	$29,677,442	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$4,107,618	—	$4,107,618	—
Foreign government obligations	90,450,917	—	90,450,917	—
Corporate bonds	39,007,100	—	39,007,100	—
Convertible bonds	2,094,867	—	2,094,867	—
Municipal bonds	6,995,000	—	6,995,000	—
Term loans	16,706,513	—	16,706,513	—
Collateralized mortgage obligations	18,297,081	—	18,297,081	—
Asset backed securities	8,730,033	—	8,730,033	—
Common stocks	199,075	$199,075	—	—
Preferred securities	36,691	36,691	—	—
Exchange-traded funds	8,712,512	8,712,512	—	—
Short-term investments	4,817,114	4,817,114	—	—
Total investments in securities	$200,154,521	$13,765,392	$186,389,129	—
Liabilities
Sale commitments outstanding	$(1,768,089)	—	$(1,768,089)	—
Derivatives:
Assets
Futures	148,895	$148,895	—	—
Forward foreign currency contracts	556,595	—	556,595	—
Swap contracts	2,629,222	—	2,629,222	—
Liabilities
Futures	(892,947)	(892,947)	—	—
Forward foreign currency contracts	(508,480)	—	(508,480)	—
Swap contracts	(1,641,163)	—	(1,641,163)	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$328,750,165	$328,750,165	—	—
Short-term investments	3,061,179	3,061,179	—	—
Total investments in securities	$331,811,344	$331,811,344	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$201,236,370	$179,012,487	$22,223,883	—
Consumer discretionary	262,360,097	192,904,051	69,456,046	—
Health care	7,285,920	7,285,920	—	—
Industrials	13,706,807	13,706,807	—	—
Information technology	619,515,186	556,463,425	63,051,761	—
Preferred securities	419,333	—	—	$419,333
Exchange-traded funds	1,270,192	1,270,192	—	—
Short-term investments	60,079,259	29,193,259	30,886,000	—
Total investments in securities	$1,165,873,164	$979,836,141	$185,617,690	$419,333

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,789,355,868	—	$2,789,355,868	—
Foreign government obligations	40,332,168	—	40,332,168	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Select Bond Trust (continued)
Corporate bonds	$3,088,385,729	—	$3,088,385,729	—
Municipal bonds	121,327,714	—	121,327,714	—
Collateralized mortgage obligations	561,654,024	—	561,654,024	—
Asset backed securities	1,078,719,087	—	1,078,719,087	—
Common stocks	1,276,508	$1,276,508	—	—
Preferred securities	7,725,597	7,725,597	—	—
Short-term investments	10,370,319	10,370,319	—	—
Total investments in securities	$7,699,147,014	$19,372,424	$7,679,774,590	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$175,471,514	—	$175,471,514	—
Municipal bonds	8,411,086	—	8,411,086	—
Collateralized mortgage obligations	2,752,182	—	2,752,182	—
Short-term investments	1,841,000	—	1,841,000	—
Total investments in securities	$188,475,782	—	$188,475,782	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$15,845,328	$15,845,328	—	—
Consumer discretionary	95,759,106	95,737,404	$21,702	—
Consumer staples	21,551,738	21,551,738	—	—
Energy	17,208,627	17,208,627	—	—
Financials	103,953,256	103,952,344	—	$912
Health care	128,327,768	128,164,368	—	163,400
Industrials	105,303,853	105,303,853	—	—
Information technology	83,297,171	83,297,171	—	—
Materials	29,450,949	29,450,949	—	—
Real estate	39,015,886	39,015,886	—	—
Utilities	18,070,307	18,070,307	—	—
Rights	76,659	76,659	—	—
Short-term investments	52,222,598	9,388,598	42,834,000	—
Total investments in securities	$710,083,246	$667,063,232	$42,855,702	$164,312
Derivatives:
Liabilities
Futures	$(2,261,506)	$(2,261,506)	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,453,258	$3,453,258	—	—
Consumer discretionary	23,645,246	23,645,246	—	—
Consumer staples	6,764,837	6,764,837	—	—
Energy	6,962,441	6,962,441	—	—
Financials	33,522,325	33,521,742	—	$583
Health care	20,301,008	20,275,264	—	25,744
Industrials	33,619,893	33,619,893	—	—
Information technology	19,802,049	19,802,049	—	—
Materials	11,438,385	11,438,385	—	—
Real estate	2,997,333	2,997,333	—	—
Utilities	933,728	933,728	—	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Preferred securities	$87,553	$87,553	—	—
Short-term investments	1,429,707	1,429,707	—	—
Total investments in securities	$164,957,763	$164,931,436	—	$26,327

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$7,114,175	$7,114,175	—	—
Consumer discretionary	82,482,814	82,482,814	—	—
Consumer staples	7,044,675	7,044,675	—	—
Financials	21,877,595	21,877,595	—	—
Health care	131,584,399	131,584,399	—	—
Industrials	59,539,972	59,539,972	—	—
Information technology	106,875,233	106,832,275	—	$42,958
Materials	3,215,161	3,215,161	—	—
Real estate	14,842,859	14,842,859	—	—
Preferred securities	1,151,744	—	—	1,151,744
Short-term investments	10,020,883	8,920,883	$1,100,000	—
Total investments in securities	$445,749,510	$443,454,808	$1,100,000	$1,194,702
Unrealized appreciation on unfunded commitments	$1,538,947	—	—	$1,538,947

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$38,969,366	$38,969,366	—	—
Consumer staples	31,219,755	19,760,649	$11,459,106	—
Energy	21,202,378	21,202,378	—	—
Financials	132,043,594	132,043,594	—	—
Health care	25,693,329	25,693,329	—	—
Industrials	137,646,366	125,142,147	12,504,219	—
Information technology	46,986,650	46,986,650	—	—
Materials	39,449,569	39,449,569	—	—
Real estate	50,416,296	50,416,296	—	—
Utilities	21,951,420	21,951,420	—	—
Short-term investments	6,200,000	—	6,200,000	—
Total investments in securities	$551,778,723	$521,615,398	$30,163,325	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$168,075,214	$168,075,214	—	—
Warrants	15,097	15,097	—	—
Short-term investments	3,709,657	3,709,657	—	—
Total investments in securities	$171,799,968	$171,799,968	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$714,575,901	$563,938,004	$150,637,897	—
Consumer discretionary	1,132,016,436	776,312,657	355,703,779	—
Consumer staples	633,909,373	344,409,346	289,500,027	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust (continued)
Energy	$254,549,203	$159,098,246	$95,450,957	—
Financials	1,229,983,064	732,949,098	497,033,321	$645
Health care	1,145,625,439	807,068,514	338,446,203	110,722
Industrials	1,074,159,321	627,797,184	446,362,137	—
Information technology	1,725,984,568	1,472,918,650	253,065,918	—
Materials	422,953,118	194,443,086	228,510,032	—
Real estate	294,924,191	206,187,008	88,737,183	—
Utilities	271,142,626	166,064,817	105,077,809	—
Preferred securities	20,126,776	—	20,126,776	—
Rights	59,224	58,857	367	—
Warrants	80,714	80,714	—	—
Short-term investments	349,009,923	64,769,274	284,240,649	—
Total investments in securities	$9,269,099,877	$6,116,095,455	$3,152,893,055	$111,367
Derivatives:
Assets
Futures	$1,398,426	$1,398,426	—	—
Liabilities
Futures	(395,668)	(395,668)	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$21,952,898	—	$21,952,898	—
Foreign government obligations	88,642,808	—	88,642,808	—
Corporate bonds	268,088,959	—	268,088,959	—
Convertible bonds	14,289,182	—	14,289,182	—
Capital preferred securities	1,538,880	—	1,538,880	—
Collateralized mortgage obligations	4,775,143	—	4,775,143	—
Asset backed securities	10,533,505	—	10,533,505	—
Common stocks	19,111,797	$19,111,797	—	—
Preferred securities	16,650,461	14,958,946	1,691,515	—
Purchased options	152,467	—	152,467	—
Short-term investments	11,874,473	5,341,473	6,533,000	—
Total investments in securities	$457,610,573	$39,412,216	$418,198,357	—
Derivatives:
Assets
Futures	$2,010,278	$2,010,278	—	—
Forward foreign currency contracts	341,519	—	$341,519	—
Liabilities
Forward foreign currency contracts	(402,513)	—	(402,513)	—
Written options	(110,151)	—	(110,151)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$498,747,332	—	$498,747,332	—
Foreign government obligations	7,644,374	—	7,644,374	—
Corporate bonds	214,270,854	—	214,270,854	—
Municipal bonds	4,733,907	—	4,733,907	—
Collateralized mortgage obligations	18,145,542	—	18,145,542	—
Asset backed securities	94,345	—	94,345	—
Common stocks	644	—	644	—
Warrants	1,639	—	1,639	—

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Bond Market Trust (continued)
Short-term investments	$88,214,861	$88,214,861	—	—
Total investments in securities	$831,853,498	$88,214,861	$743,638,637	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$89,341,358	$89,340,509	$781	$68
Consumer discretionary	109,987,645	109,983,247	4,369	29
Consumer staples	52,056,568	52,056,568	—	—
Energy	25,198,106	25,197,981	—	125
Financials	98,752,733	98,752,611	—	122
Health care	107,791,583	107,774,602	—	16,981
Industrials	78,551,145	78,551,145	—	—
Information technology	213,159,062	213,159,062	—	—
Materials	20,921,175	20,920,980	—	195
Real estate	26,446,228	26,438,723	—	7,505
Utilities	20,031,154	20,031,154	—	—
Preferred securities	36,655	36,655	—	—
Rights	6,292	6,292	—	—
Warrants	1,839	662	1,172	5
Short-term investments	20,866,672	5,473,672	15,393,000	—
Total investments in securities	$863,148,215	$847,723,863	$15,399,322	$25,030
Derivatives:
Assets
Futures	$141,105	$141,105	—	—
Liabilities
Futures	(120,546)	(120,546)	—	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,164,893	—	$3,164,893	—
Corporate bonds	174,555,422	—	174,555,422	—
Municipal bonds	2,029,785	—	2,029,785	—
Collateralized mortgage obligations	3,731,078	—	3,731,078	—
Asset backed securities	61,283,296	—	61,283,296	—
Short-term investments	82,280,450	$13,821,409	68,459,041	—
Total investments in securities	$327,044,924	$13,821,409	$313,223,515	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred out of Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Trust	Common stocks	Preferred securities	Unfunded commitments	Total
Balance as of 12-31-20	$816,142	$20,108,657	—	$20,924,799
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	2,304	(4,886,525)	$1,190,204	(3,694,017)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(2,437,742)	—	(2,437,742)
Balance as of 3-31-21	$818,446	$12,784,390	$1,190,204	$14,793,040

Mid Cap Stock Trust	Common stocks	Preferred securities	Unfunded commitments	Total
Change in unrealized at period end[1]	$2,304	$291,867	$1,190,204	$1,484,375

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios' Level 3 securities are outlined in the table below.
Mid Cap Stock Trust	Fair Value at 3-31-21	Valuation technique	Significant unobservable inputs	Input/Range*
Common stocks	$747,596	Market Comparable	EV to revenue multiple Discount	5.67x 12.5%
	70,850	Recovery Value	Expected future value Discount	0.33 15%
	$818,446

Preferred securities	$6,193,281	Market Comparable	EV to revenue multiple Discount	1.62x - 5.67x (weighted average 2.71x) 12.5% - 17.5% (weighted average 16.15%)
	4,580,572	Market Comparable and Option Model	EV to revenue multiple Discount OPM - Volatility	3.70x - 7.78x (weighted average 5.33x) 25% 30% - 45% (weighted average 36%)
	1,962,106	Transactions Indicative of Value	Probability weighting Prior/recent transactions Exchange ratio Discount Future transactions	75%/25% $11.68 0.83 7.5% $19.19
	48,431	Recovery Value	Expected future value Discount	0.355 55%
	$12,784,390

	$13,602,836

Unrealized appreciation on unfunded commitments	$1,190,204	Transactions Indicative of Value	Prior/recent transactions Probability weighting Discount	$10.49 - $13.70 (weighted average $14.17) 90% 10%

Total	$14,793,040
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the portfolios' Level 3 securities as of March 31, 2021, could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Adjusted prior/recent transactions or prior/recent transactions	Increase	Decrease
Discount	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Exchange ratio	Increase	Decrease
Expected future value	Increase	Decrease
Future transactions	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Probability weighting	Variable	Variable
Investment in affiliated underlying funds. Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Growth Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	288,190	$5,359,566	$11,932,826	$(14,408,771)	$(856)	$549	$21,032	—	$2,883,314
Active Bond Trust
John Hancock Collateral Trust	302,524	$2,498,620	$21,234,956	$(20,706,491)	$(441)	$78	$5,858	—	$3,026,722
Blue Chip Growth Trust
John Hancock Collateral Trust	544,185	$675,961	$20,164,550	$(15,395,674)	$(195)	$(121)	$2,818	—	$5,444,521
Capital Appreciation Trust
John Hancock Collateral Trust	127,658	$11,474,585	$17,115,816	$(27,313,417)	$(700)	$920	$1,718	—	$1,277,204
Capital Appreciation Value Trust
John Hancock Collateral Trust	—	$140,752	$3,608,487	$(3,749,231)	$(15)	$7	—	—	—
Core Bond Trust
John Hancock Collateral Trust	162,998	$2,343,146	$25,613,443	$(26,325,503)	$(463)	$152	$4,393	—	$1,630,775
Disciplined Value International Trust
John Hancock Collateral Trust	538,260	$1,737,079	$13,977,572	$(10,328,671)	$(481)	$(261)	$12,672	—	$5,385,238
Emerging Markets Value Trust
John Hancock Collateral Trust	338,131	$3,968,006	$10,490,772	$(11,075,297)	$(545)	$28	$24,244	—	$3,382,964
Equity Income Trust
John Hancock Collateral Trust	1,007,395	$9,267,717	$29,018,992	$(28,206,866)	$(1,184)	$231	$13,824	—	$10,078,890
Financial Industries Trust
John Hancock Collateral Trust	—	$191,525	$359,550	$(551,087)	$12	—	$54	—	—
High Yield Trust
John Hancock Collateral Trust	346,337	$3,208,593	$8,449,044	$(8,192,059)	$(536)	$27	$3,631	—	$3,465,069
International Equity Index Trust
John Hancock Collateral Trust	2,256,847	$20,951,501	$33,884,489	$(32,254,603)	$(2,607)	$751	$23,332	—	$22,579,531
International Small Company Trust
John Hancock Collateral Trust	573,962	$7,803,195	$4,988,057	$(7,048,326)	$(1,441)	$946	$30,926	—	$5,742,431
Investment Quality Bond Trust
John Hancock Collateral Trust	164,089	$1,125,357	$2,270,073	$(1,753,608)	$(140)	$15	$2,125	—	$1,641,697
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	—	—	$5,332,055	$(5,332,035)	$(20)	—	$72	—	—
Strategic Equity Allocation	1,405,327	$31,366,104	823,558	(2,743,731)	612,480	$1,196,053	—	—	$31,254,464
					$612,460	$1,196,053	$72	—	$31,254,464
Lifestyle Balanced Portfolio
Select Bond	40,678,326	$562,356,901	$32,722,445	$(2,238,009)	$135,898	$(17,378,922)	—	—	$575,598,313
Strategic Equity Allocation	26,169,082	574,703,440	2,914,077	(29,783,911)	6,877,705	27,289,081	—	—	582,000,392
					$7,013,603	$9,910,159	—	—	$1,157,598,705
Lifestyle Conservative Portfolio
Select Bond	13,243,274	$186,813,798	$11,101,598	$(4,842,376)	$154,764	$(5,835,458)	—	—	$187,392,326
Strategic Equity Allocation	2,106,478	46,859,783	3,599,697	(6,497,562)	946,534	1,939,629	—	—	46,848,081
					$1,101,298	$(3,895,829)	—	—	$234,240,407
Lifestyle Growth Portfolio
Select Bond	132,848,194	$1,805,768,365	$130,003,749	—	—	$(55,970,165)	—	—	$1,879,801,949

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	202,049,569	$4,495,884,799	—	$(267,282,992)	$63,225,216	$201,755,383	—	—	$4,493,582,406
					$63,225,216	$145,785,218	—	—	$6,373,384,355
Lifestyle Moderate Portfolio
Select Bond	15,102,546	$212,440,006	$13,629,716	$(5,947,460)	$356,617	$(6,777,859)	—	—	$213,701,020
Strategic Equity Allocation	6,427,290	143,764,119	769,385	(10,069,040)	2,288,800	6,189,675	—	—	142,942,939
					$2,645,417	$(588,184)	—	—	$356,643,959
Managed Volatility Aggressive Portfolio
Blue Chip Growth	849,454	$33,525,311	$2,258,304	$(1,511,119)	$172,378	$(75,976)	—	—	$34,368,898
Emerging Markets Equity	1,604,627	24,623,463	1,665,646	(2,787,310)	994,741	(475,272)	—	—	24,021,268
Equity Income	2,571,361	33,538,649	2,587,576	(767,263)	(39,795)	4,588,359	—	—	39,907,526
Fundamental Large Cap Core	550,849	34,094,685	2,783,998	(2,132,945)	405,223	2,719,920	—	—	37,870,881
Mid Cap Stock	444,642	12,634,478	26,383	(822,946)	309,219	129,423	—	—	12,276,557
Mid Value	1,159,261	12,724,351	52,113	(1,181,187)	(13,358)	1,819,138	—	—	13,401,057
Multifactor Developed International ETF	406,813	12,932,344	79,834	(365,384)	48,301	505,987	—	—	13,201,082
Multifactor Emerging Markets ETF	343,989	10,540,178	347,129	(872,314)	204,180	310,330	—	—	10,529,503
Multifactor Large Cap ETF	—	17,665,017	1,844	(18,494,793)	5,107,276	(4,279,344)	—	—	—
Multifactor Mid Cap ETF	194,666	9,358,887	40,680	(679,744)	189,615	654,503	—	—	9,563,941
Multifactor Small Cap ETF	406,668	13,681,688	26,245	(1,336,002)	282,711	1,115,136	—	—	13,769,778
Small Cap Growth	179,288	4,475,676	139,342	(565,850)	178,596	231,125	—	—	4,458,889
Small Cap Value	383,948	6,001,829	170,581	(650,350)	(4,889)	937,002	—	—	6,454,173
Strategic Equity Allocation	3,248,431	70,730,260	336,110	(2,985,747)	721,419	3,443,056	—	—	72,245,098
					$8,555,617	$11,623,387	—	—	$292,068,651
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,879,407	$244,860,729	$13,987,904	$(22,081,893)	$2,755,514	$(1,641,445)	—	—	$237,880,809
Bond	45,574,413	746,505,054	28,544,796	(9,168,293)	713,327	(27,833,657)	$5,755,282	—	738,761,227
Core Bond	18,733,729	258,812,225	9,570,949	(2,976,724)	(25,386)	(8,728,975)	—	—	256,652,089
Emerging Markets Equity	11,421,800	183,595,560	9,481,645	(26,369,169)	8,709,418	(4,433,107)	—	—	170,984,347
Equity Income	17,845,933	244,494,276	13,788,038	(14,264,634)	(1,042,597)	33,993,802	—	—	276,968,885
Fundamental Large Cap Core	4,315,606	286,586,286	16,347,362	(32,054,616)	6,291,023	19,527,853	—	—	296,697,908
Mid Cap Stock	2,117,314	63,168,332	1,000	(7,034,448)	2,410,371	(86,217)	—	—	58,459,038
Mid Value	5,727,714	64,442,311	—	(7,355,157)	335,238	8,789,988	—	—	66,212,380
Multifactor Developed International ETF	3,244,242	108,379,177	7,517	(7,759,014)	1,448,666	3,199,307	—	—	105,275,653
Multifactor Emerging Markets ETF	2,442,165	78,926,753	549,798	(8,648,313)	2,112,974	1,813,459	—	—	74,754,671
Multifactor Large Cap ETF	—	130,841,907	495	(136,816,140)	39,739,631	(33,765,893)	—	—	—
Multifactor Mid Cap ETF	1,984,227	99,427,006	3,615	(10,882,201)	2,981,290	5,955,363	—	—	97,485,073
Multifactor Small Cap ETF	2,216,221	76,628,967	2,786	(9,446,646)	2,055,805	5,800,331	—	—	75,041,243

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Select Bond	133,128,917	$1,898,131,139	$63,956,287	$(21,267,696)	$816,982	$(57,862,543)	—	—	$1,883,774,169
Small Cap Growth	1,293,969	33,766,015	—	(4,716,422)	1,418,403	1,713,008	—	—	32,181,004
Small Cap Value	3,309,377	51,422,434	3,439,270	(7,532,136)	(526,342)	8,827,407	—	—	55,630,633
Strategic Equity Allocation	58,418,573	1,351,829,731	—	(131,284,308)	28,168,453	50,515,191	—	—	1,299,229,067
					$98,362,770	$5,783,872	$5,755,282	—	$5,725,988,196
Managed Volatility Conservative Portfolio
Blue Chip Growth	463,535	$20,647,348	$1,106,594	$(3,116,347)	$700,107	$(583,081)	—	—	$18,754,621
Bond	11,966,868	204,462,129	1,768,968	(5,006,504)	399,392	(7,641,061)	$1,538,961	—	193,982,924
Core Bond	4,908,541	70,821,213	190,242	(1,427,695)	(16,135)	(2,320,619)	—	—	67,247,006
Emerging Markets Equity	614,754	9,805,081	1,159,577	(2,003,265)	813,897	(572,418)	—	—	9,202,872
Equity Income	1,430,552	20,685,340	1,248,218	(2,390,657)	(146,679)	2,805,949	—	—	22,202,171
Fundamental Large Cap Core	298,746	20,218,591	1,402,191	(2,892,225)	1,142,817	667,398	—	—	20,538,772
Multifactor Developed International ETF	13,427	458,476	—	(42,488)	8,298	11,420	—	—	435,706
Multifactor Emerging Markets ETF	125,076	4,115,506	52,673	(547,102)	123,229	84,270	—	—	3,828,576
Multifactor Large Cap ETF	—	9,038,161	199	(9,446,958)	2,954,596	(2,545,998)	—	—	—
Multifactor Mid Cap ETF	248,555	12,862,274	92,628	(1,886,206)	530,614	612,197	—	—	12,211,507
Multifactor Small Cap ETF	271,585	9,634,844	92,464	(1,523,895)	331,120	661,335	—	—	9,195,868
Select Bond	34,923,382	520,319,852	531,818	(11,488,672)	423,025	(15,620,161)	—	—	494,165,862
Strategic Equity Allocation	3,858,123	90,828,236	—	(10,289,436)	2,544,781	2,721,082	—	—	85,804,663
					$9,809,062	$(21,719,687)	$1,538,961	—	$937,570,548
Managed Volatility Growth Portfolio
Blue Chip Growth	8,630,205	$344,827,830	$24,129,753	$(21,031,310)	$2,602,349	$(1,350,510)	—	—	$349,178,112
Bond	32,018,769	514,317,333	35,427,633	(11,776,051)	886,576	(19,831,249)	$4,017,308	—	519,024,242
Core Bond	13,186,346	179,232,257	11,740,658	(4,193,669)	211,003	(6,337,311)	—	—	180,652,938
Emerging Markets Equity	22,058,731	357,317,257	10,659,049	(45,838,010)	15,096,502	(7,015,600)	—	—	330,219,198
Equity Income	26,195,917	346,851,677	23,247,820	(10,821,062)	(58,481)	47,340,675	—	—	406,560,629
Fundamental Large Cap Core	6,992,167	455,639,051	25,797,336	(42,145,952)	8,327,328	33,093,693	—	—	480,711,456
Mid Cap Stock	4,517,847	130,122,015	22,992	(10,098,714)	3,335,031	1,356,441	—	—	124,737,765
Mid Value	11,796,356	133,072,442	—	(15,625,188)	696,263	18,222,363	—	—	136,365,880
Multifactor Developed International ETF	6,820,624	223,570,716	12,310	(11,888,064)	2,232,656	7,401,631	—	—	221,329,249
Multifactor Emerging Markets ETF	4,819,556	152,609,186	1,336,492	(13,957,943)	3,404,071	4,134,803	—	—	147,526,609
Multifactor Large Cap ETF	—	215,170,584	542	(225,123,537)	63,425,038	(53,472,627)	—	—	—
Multifactor Mid Cap ETF	3,321,134	163,704,741	8,419	(15,341,488)	4,397,261	10,398,380	—	—	163,167,313
Multifactor Small Cap ETF	4,448,352	151,375,502	22,108	(16,352,381)	3,575,491	12,000,479	—	—	150,621,199
Select Bond	94,030,598	1,318,958,454	81,812,933	(30,132,339)	1,929,008	(42,035,100)	—	—	1,330,532,956
Small Cap Growth	2,187,631	56,028,528	—	(6,809,464)	1,131,817	4,055,506	—	—	54,406,387

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	4,886,146	$76,257,185	$4,526,363	$(10,899,264)	$(1,515,803)	$13,767,630	—	—	$82,136,111
Strategic Equity Allocation	99,353,097	2,262,230,619	—	(184,992,166)	33,970,099	98,404,334	—	—	2,209,612,886
					$143,646,209	$120,133,538	$4,017,308	—	$6,886,782,930
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,450,015	$62,879,020	$3,703,079	$(8,231,376)	$1,008,810	$(691,934)	—	—	$58,667,599
Bond	15,630,510	260,488,386	6,264,859	(4,029,407)	323,237	(9,676,506)	$1,987,671	—	253,370,569
Core Bond	6,435,568	90,110,484	2,392,376	(1,314,133)	(46,882)	(2,974,557)	—	—	88,167,288
Emerging Markets Equity	2,156,173	33,770,614	3,843,975	(6,110,019)	2,065,014	(1,291,680)	—	—	32,277,904
Equity Income	4,620,625	62,653,757	3,496,506	(2,843,737)	(192,865)	8,598,444	—	—	71,712,105
Fundamental Large Cap Core	1,034,219	68,994,145	4,640,209	(8,753,631)	1,741,172	4,480,648	—	—	71,102,543
Mid Cap Stock	576,596	16,887,423	1,403	(1,585,633)	555,112	61,500	—	—	15,919,805
Mid Value	1,459,470	17,201,567	—	(2,762,446)	95,090	2,337,257	—	—	16,871,468
Multifactor Developed International ETF	478,728	16,193,552	1,468	(1,355,246)	261,017	433,933	—	—	15,534,724
Multifactor Emerging Markets ETF	450,153	14,625,784	122,289	(1,699,550)	416,774	313,886	—	—	13,779,183
Multifactor Large Cap ETF	—	32,612,602	—	(34,121,898)	10,333,725	(8,824,429)	—	—	—
Multifactor Mid Cap ETF	256,692	12,962,782	797	(1,517,384)	434,373	730,710	—	—	12,611,278
Multifactor Small Cap ETF	303,028	10,665,142	713	(1,497,248)	326,768	765,153	—	—	10,260,528
Select Bond	45,742,794	663,003,003	13,363,347	(9,425,916)	403,685	(20,083,589)	—	—	647,260,530
Small Cap Growth	302,716	7,964,232	—	(1,175,706)	348,274	391,741	—	—	7,528,541
Small Cap Value	688,760	11,212,994	417,239	(1,851,378)	(95,448)	1,894,646	—	—	11,578,053
Strategic Equity Allocation	13,588,979	316,195,187	—	(32,398,690)	8,576,772	9,845,634	—	—	302,218,903
					$26,554,628	$(13,689,143)	$1,987,671	—	$1,628,861,021
Mid Cap Index Trust
John Hancock Collateral Trust	8,122	$7,178,283	$13,368,391	$(20,465,559)	$(318)	$461	$4,681	—	$81,258
Mid Cap Stock Trust
John Hancock Collateral Trust	2,374,694	$7,783,323	$83,303,598	$(67,326,790)	$(1,054)	$(498)	$19,091	—	$23,758,579
Mid Value Trust
John Hancock Collateral Trust	—	$3,002,702	$24,235,044	$(27,237,434)	$(480)	$168	$3,749	—	—
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	26,823	$56,869	$231,188	$(19,658)	$(2)	$(40)	$169	—	$268,357
Science & Technology Trust
John Hancock Collateral Trust	1,052,375	$9,895,989	$46,928,980	$(46,295,364)	$(744)	$42	$7,417	—	$10,528,903
Select Bond Trust
John Hancock Collateral Trust	1,036,524	$13,200,540	$132,593,035	$(135,420,195)	$(3,495)	$434	$27,293	—	$10,370,319
Small Cap Index Trust
John Hancock Collateral Trust	938,400	$9,853,849	$30,664,232	$(31,128,087)	$(2,073)	$677	$71,552	—	$9,388,598
Small Cap Opportunities Trust
John Hancock Collateral Trust	32,945	$1,188,093	$3,960,774	$(4,819,209)	$(179)	$131	$9,050	—	$329,610
Small Cap Stock Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	891,651	$19,198,246	$49,200,900	$(59,476,563)	$(2,595)	$895	$38,616	—	$8,920,883
Small Cap Value Trust
John Hancock Collateral Trust	—	$884,316	$1,913,691	$(2,798,067)	$(7)	$67	$273	—	—
Small Company Value Trust
John Hancock Collateral Trust	162,302	$1,312,799	$7,875,971	$(7,564,744)	$(226)	$13	$14,241	—	$1,623,813
Strategic Equity Allocation Trust
John Hancock Collateral Trust	6,473,755	$93,350,730	$111,400,745	$(139,977,359)	$(8,151)	$3,309	$139,193	—	$64,769,274
Strategic Income Opportunities Trust
John Hancock Collateral Trust	533,886	$2,919,409	$9,175,774	$(6,753,428)	$(287)	$5	$1,810	—	$5,341,473
Total Bond Market Trust
John Hancock Collateral Trust	421,525	$2,699,062	$11,238,518	$(9,719,850)	$(431)	$16	$3,383	—	$4,217,315
Total Stock Market Index Trust
John Hancock Collateral Trust	547,099	$10,477,471	$12,472,295	$(17,475,312)	$(2,142)	$1,360	$47,130	—	$5,473,672
Ultra Short Term Bond Trust
John Hancock Collateral Trust	1,381,464	$104,000	$14,769,540	$(1,051,224)	$(38)	$(869)	$2,137	—	$13,821,409
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	64,800	$1,224,228	—	$(75,446)	$29,334	$215,649	$12,222	—	$1,393,765
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Acerta Pharma BV, Class B	2-8-16	$128,018	4,276,305	—	—	4,276,305	0.2%	$533,255
Doximity, Inc.	4-10-14	152,390	31,611	—	—	31,611	0.3%	953,704
JAND, Inc., Class A	4-23-15	170,752	14,867	—	—	14,867	0.1%	385,947
JAND, Inc., Series D	4-23-15	381,289	33,198	—	—	33,198	0.3%	861,820
								$2,734,726
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%*	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%*	3,369
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—
								$3,535
Mid Cap Stock Trust
Coupang, Inc., A Shares	11-20-14	$3,902,615	707,162	—	—	707,162	3.3%	$32,571,882
Essence Group Holdings Corp.	5-1-14	2,731,549	1,663,188	—	—	1,663,188	0.4%	4,523,871
JAND, Inc., Class A	4-23-15	345,543	28,798	—	—	28,798	0.1%	747,596
JAND, Inc., Series D	4-23-15	771,614	64,307	—	—	64,307	0.2%	1,669,410
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,829,396
The Honest Company, Inc., Series C	8-20-14	2,080,622	75,561	—	—	75,561	0.3%	2,751,176
The We Company, Inc., Series D1	12-8-14	1,983,758	92,333	—	—	92,333	0.1%	1,044,962

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
The We Company, Inc., Series D2	12-8-14	$1,700,068	81,039	—	—	81,039	0.1%	$917,144
								$46,055,437
Science & Technology Trust
Airbnb, Inc., Class B	7-14-15	$802,846	17,248	—	—	17,248	0.3%	$3,148,393
DiDi Chuxing, Inc.	10-19-15	260,905	9,513	—	—	9,513	0.0%*	419,333
								$3,567,726
Small Cap Stock Trust
The Honest Company, Inc., Series D	8-3-15	$1,233,280	26,954	—	—	26,954	0.3%	$1,151,744
*	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.